     As filed with the Securities and Exchange Commission on April 25, 2018

                                                            File Nos. 333-200247
                                                                       811-05200


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 4                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 289                            [X]


                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account C
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (980) 365-7100


                    (Name and Address of Agent for Service)


                       Brighthouse Life Insurance Company

                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581



                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                           1633 Broadway, 31st Floor
                            New York, New York 10019



                 Approximate Date of Proposed Public Offering:



           On April 30, 2018 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C





                                                                        CLASS VA






                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 63 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 62 Investment Portfolios listed below.




BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

     BlackRock Global Allocation V.I. Fund



BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)


     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II


     Baillie Gifford International Stock Portfolio (Class B)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 98 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 19
     Investment Allocation Restrictions for Certain
       Riders............................................ 20
     Free Look........................................... 23
     Accumulation Units.................................. 24
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 25
     Investment Portfolios That Are Funds-of-Funds....... 28
     Transfers........................................... 28
     Dollar Cost Averaging Programs...................... 32
     Three Month Market Entry Program.................... 33
     Automatic Rebalancing Program....................... 33
     Voting Rights....................................... 34
     Substitution of Investment Options.................. 34
4. EXPENSES.............................................. 34
     Product Charges..................................... 34
     Account Fee......................................... 35
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 36
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 37
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 39
     Withdrawal Charge................................... 39
     Reduction or Elimination of the Withdrawal
       Charge............................................ 40
     Premium and Other Taxes............................. 40
     Transfer Fee........................................ 40
     Income Taxes........................................ 40
     Investment Portfolio Expenses....................... 41
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 41
     Annuity Date........................................ 41
     Annuity Payments.................................... 41
     Annuity Options..................................... 42
     Variable Annuity Payments........................... 43
     Fixed Annuity Payments.............................. 44
6. ACCESS TO YOUR MONEY.................................. 44
     Systematic Withdrawal Program....................... 45
     Suspension of Payments or Transfers................. 46
7. LIVING BENEFITS....................................... 46
     Overview of Living Benefit Riders................... 46
     Guaranteed Income Benefits.......................... 47
     Description of GMIB Plus II......................... 48
     Description of GMIB Plus I.......................... 53
     Description of GMIB II.............................. 55
     Description of GMIB I............................... 56
     Guaranteed Withdrawal Benefits...................... 57
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 58
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 65
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 66
     Guaranteed Minimum Accumulation Benefit............. 71
8. PERFORMANCE........................................... 73
9. DEATH BENEFIT......................................... 74
     Upon Your Death..................................... 74
     Standard Death Benefit -- Principal Protection...... 75
     Optional Death Benefit -- Annual Step-Up............ 75
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 76
     Optional Death Benefit -- Compounded-Plus........... 79
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 79
     General Death Benefit Provisions.................... 80
     Spousal Continuation................................ 81
     Death of the Annuitant.............................. 81
     Controlled Payout................................... 81
10. FEDERAL INCOME TAX STATUS............................ 81
     Non-Qualified Contracts............................. 82
     Qualified Contracts................................. 85
11. OTHER INFORMATION.................................... 92
     BLIC................................................ 92
     The Separate Account................................ 93
     Distributor......................................... 93
     Selling Firms....................................... 94
     Requests and Elections.............................. 95
     Ownership........................................... 96
     Legal Proceedings................................... 97
     Financial Statements................................ 97

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  98
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 24
Annual Benefit Payment..................................... 60 and 67
Annuitant................................................................ 97
Annuity Date............................................................. 41
Annuity Options.......................................................... 42
Annuity Payments......................................................... 41
Annuity Service Center..................................................... 8
Annuity Units............................................................ 41
Beneficiary.............................................................. 97
Benefit Base............................................................. 66
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 76
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 95
Guaranteed Accumulation Amount........................................... 72
Guaranteed Withdrawal Amount............................................. 68
GWB Withdrawal Rate...................................................... 67
Income Base.............................................................. 48
Income Phase............................................................. 17
Investment Portfolios.................................................... 25
Joint Owners............................................................. 96
Owner.................................................................... 96
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 59
Separate Account......................................................... 93
Total Guaranteed Withdrawal Amount....................................... 58

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   1.90%

--------------------------------------------------------------------------------


 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")




 Note 2. Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for an additional optional death benefit rider (the Enhanced Death Benefit I), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%

  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%

  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%


  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))

  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.75%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.95%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund        0.63%         0.25%        0.25%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets        0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International          0.60%         0.25%        0.10%
  Bond Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.55%         0.25%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund       0.01%       1.14%         0.13%         1.01%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio          0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International           --        0.95%         0.01%         0.94%
  Bond Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%


                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Harris Oakmark International Portfolio          0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio              0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                    0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation               0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio          0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk               0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio         0.69%         0.25%        0.05%

 PanAgora Global Diversified Risk                0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                  0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                    0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio          0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio            0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                       0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio         0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio          0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                  0.65%         0.25%        0.03%
  Portfolio

 Wells Capital Management Mid Cap                0.72%         0.25%        0.05%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             0.79%         0.25%        0.06%
  Portfolio

 BlackRock Bond Income Portfolio                 0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio        0.69%         0.25%        0.03%

 BlackRock Ultra-Short Term Bond                 0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio       0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio       0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio       0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio       0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value               0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International           0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               0.71%         0.25%        0.04%

 Jennison Growth Portfolio                       0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio          0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio           0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio            0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio         0.25%         0.30%        0.06%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------- ----------- ----------- --------------- -----------
 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Harris Oakmark International Portfolio           --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio               --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                     --        0.82%         0.14%         0.68%

 JPMorgan Global Active Allocation                --        1.02%         0.06%         0.96%
  Portfolio

 Loomis Sayles Global Markets Portfolio           --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk              0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio          --        0.99%         0.10%         0.89%

 PanAgora Global Diversified Risk               0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                   --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                     --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio         0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio           0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                      0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio          --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio           --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                   --        0.93%         0.09%         0.84%
  Portfolio

 Wells Capital Management Mid Cap                 --        1.02%         0.06%         0.96%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock              --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Bond Income Portfolio                  --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio         --        0.97%         0.09%         0.88%

 BlackRock Ultra-Short Term Bond                  --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio      0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio      0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio      0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value                --        1.10%         0.05%         1.05%
  Portfolio

 Brighthouse/Dimensional International            --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity               --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio                --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                        --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio           --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio          0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio           0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio        0.01%       0.62%           --          0.62%


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 MetLife Stock Index Portfolio           0.25%         0.25%        0.02%        --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                  0.62%         0.25%        0.02%        --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis Portfolio      0.81%         0.25%        0.04%        --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth          0.60%         0.25%        0.02%        --        0.87%         0.05%         0.82%
  Portfolio

 VanEck Global Natural Resources         0.78%         0.25%        0.03%      0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic      0.56%         0.25%        0.04%        --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit - Earnings Preservation Benefit, and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,309     $2,344      $3,413      $6,423
    minimum       $1,237     $2,135      $3,075      $5,817



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $609      $1,804      $3,053      $6,423
    minimum        $537      $1,595      $2,715      $5,817



CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $984      $1,349      $1,721      $2,863
    minimum        $912      $1,133      $1,358      $2,128



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $284        $809      $1,361      $2,863
    minimum        $212        $593      $  998      $2,128


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.



We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint

Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).



For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds(R) Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Bond Income Portfolio
     BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio
     JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
     Western Asset Management U.S. Government Portfolio

Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
     Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Loomis Sayles Global Markets Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio


Platform 3
----------



   Brighthouse/Artisan Mid Cap Value Portfolio

   Frontier Mid Cap Growth Portfolio
   MetLife Mid Cap Stock Index Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
   Victory Sycamore Mid Cap Value Portfolio
     Wells Capital Management Mid Cap Value Portfolio


Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
   MetLife Russell 2000(R) Index Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your

Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.

ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.



ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS


The contract offers 62 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio


   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio


Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce


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such volatility by "smoothing" returns, which may result in an Investment
Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an



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affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund




BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)



     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Templeton International Bond Portfolio (Class B)#


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)


     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)


     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Value Portfolio)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the



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investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)


     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)


     MetLife Mid Cap Stock Index Portfolio (Class G)


     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)


     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio



     MetLife Multi-Index Targeted Risk Portfolio


     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations



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below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from



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



either you or the other Owner. (See "Other Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio


      BlackRock Global Allocation V.I. Fund


      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio


      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging



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Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an



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



original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a

     6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM



Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.

EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

*For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each Investment Portfolio.



Please check with your financial representative regarding which death benefits are available in your state.



If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.75% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.95% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.90% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


For contracts issued on or before May 1, 2009, if you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I with a contract issued on or before February 23, 2007, the rider charge is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB Plus I with a contract issued on and after February 26, 2007, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.

GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



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REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from



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the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)



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When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.



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o  The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial



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withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.



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SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued on and after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued on or before February 23, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



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



The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments.The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract(reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER

120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and

o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued with the GMIB Plus II rider from February 24, 2009 through
-------------------------------------------------------------------------------
May 1, 2009, the following differences apply:
-----------


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.

(3) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(4)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(5) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(7) The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60;
      (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the GMIB Plus II rider on or before February 23,
--------------------------------------------------------------------------
2009, differences (1) through (5) above apply, and the following replaces
----
differences (6) and (7):

(6) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(7) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.



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



GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
       (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
       (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio


    (b)        the American Funds(R) Balanced Allocation Portfolio

    (c)        the American Funds(R) Growth Allocation


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



             Portfolio


    (d)        the American Funds(R) Moderate Allocation Portfolio

    (e)        the AQR Global Risk Balanced Portfolio

    (f)        the BlackRock Global Tactical Strategies Portfolio

    (g)        the BlackRock Ultra-Short Term Bond Portfolio

    (h)        the Brighthouse Asset Allocation 20 Portfolio

    (i)        the Brighthouse Asset Allocation 40 Portfolio

    (j)        the Brighthouse Asset Allocation 60 Portfolio

    (k)        the Brighthouse Asset Allocation 80 Portfolio

    (l)        the Brighthouse Balanced Plus Portfolio

    (m)        the Fidelity Institutional Asset Management(R) Government Income
             Portfolio

    (n)        the Invesco Balanced-Risk Allocation Portfolio


    (o)        the JPMorgan Global Active Allocation Portfolio

    (p)        the MetLife Aggregate Bond Index Portfolio

    (q)        the MetLife Multi-Index Targeted Risk Portfolio

    (r)        the PanAgora Global Diversified Risk Portfolio


    (s)        the Schroders Global Multi-Asset Portfolio

    (t)        the SSGA Growth and Income ETF Portfolio



    (u)        the SSGA Growth ETF Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.


For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals in such Contract Year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.

For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above. The rider charge for this prior version of the GMIB Plus I is 0.75% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.



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



GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:



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



(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income
       Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING



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



GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial

Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider



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



     available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is



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     at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit



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Payment -  a. Lifetime Withdrawal Guarantee II -  Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.



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For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual
Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or



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(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.



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If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.



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ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual
Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:



   (a)        the AB Global Dynamic Allocation Portfolio


   (b)        the American Funds(R) Balanced Allocation Portfolio

   (c)        the American Funds(R) Growth Allocation Portfolio

   (d)        the American Funds(R) Moderate Allocation Portfolio

   (e)        the AQR Global Risk Balanced Portfolio

   (f)        the BlackRock Global Tactical Strategies Portfolio



   (g)        the BlackRock Ultra-Short Term Bond Portfolio



   (h)        the Brighthouse Asset Allocation 20 Portfolio



   (i)        the Brighthouse Asset Allocation 40 Portfolio



   (j)        the Brighthouse Asset Allocation 60 Portfolio



   (k)        the Brighthouse Asset Allocation 80 Portfolio



   (l)        the Brighthouse Balanced Plus Portfolio



   (m)        the Fidelity Institutional Asset Management(R) Government Income
              Portfolio

   (n)        the Invesco Balanced-Risk Allocation Portfolio


   (o)        the JPMorgan Global Active Allocation Portfolio

   (p)        the MetLife Aggregate Bond Index Portfolio

   (q)        the MetLife Multi-Index Targeted Risk Portfolio

   (r)        the PanAgora Global Diversified Risk Portfolio


   (s)        the Schroders Global Multi-Asset Portfolio

   (t)        the SSGA Growth and Income ETF Portfolio

   (u)        the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;



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o  Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR



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



WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over



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



which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being


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



made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider


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



following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB



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



or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the



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



Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB

Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation
---
Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.



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For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.



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If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value



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



     will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose.Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's



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



81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.


For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in Good Order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered an earlier version of the Enhanced Death Benefit I rider. The earlier version is the same as the Enhanced Death Benefit I rider described above except that: (a) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%; (b) different investment allocation restrictions apply (see "Purchase -- Investment Allocation Restrictions for Certain Riders"); and (c) different rider charges apply (see "Expenses -- Death Benefit Rider Charges").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh



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contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.



Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code of 1986, as amended ("Code") to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.



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



If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment.Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b)        is total Purchase Payments not withdrawn. For


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



     purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage"(determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract,and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your financial representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to



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



applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code



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and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only



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(term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the



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contract Owner, may result in income or gift tax consequences to the contract
Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the



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annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax



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rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be


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measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.



The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.



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A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and




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(b) If your surviving spouse is the sole designated beneficiary of your
       Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with



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respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your



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first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement



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may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.





11. OTHER INFORMATION

BLIC



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly-traded




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company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company
USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars




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and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the



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contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:



o  Through your financial representative



o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.



TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.167893         10.479837             0.0000
01/01/2013 to 12/31/2013        10.479837         11.428729        11,269.9055
01/01/2014 to 12/31/2014        11.428729         12.037639        19,128.3277
01/01/2015 to 12/31/2015        12.037639         11.879490         9,149.1239
01/01/2016 to 12/31/2016        11.879490         12.075067         9,086.9185
01/01/2017 to 12/31/2017        12.075067         13.462005         6,972.7138
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824             0.0000
01/01/2015 to 12/31/2015         1.036824          1.007302             0.0000
01/01/2016 to 12/31/2016         1.007302          1.008061             0.0000
01/01/2017 to 12/31/2017         1.008061          1.142343             0.0000
--------------------------      ---------         ---------        -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.007917          6.987538        33,522.6656
01/01/2009 to 12/31/2009         6.987538          8.866651        75,093.8700
01/01/2010 to 12/31/2010         8.866651          9.757837        88,181.5981
01/01/2011 to 12/31/2011         9.757837          9.370880        93,798.8099
01/01/2012 to 12/31/2012         9.370880         10.437432       109,050.8353
01/01/2013 to 12/31/2013        10.437432         12.138922       158,408.2820
01/01/2014 to 12/31/2014        12.138922         12.630942       175,256.6539
01/01/2015 to 12/31/2015        12.630942         12.305766       163,031.9906
01/01/2016 to 12/31/2016        12.305766         13.017151       136,391.0041
01/01/2017 to 12/31/2017        13.017151         14.925952       105,251.4233
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.997918          6.337908        10,211.0993
01/01/2009 to 12/31/2009         6.337908          8.335439       109,736.4600
01/01/2010 to 12/31/2010         8.335439          9.281394       147,402.8344
01/01/2011 to 12/31/2011         9.281394          8.676032       135,724.4776
01/01/2012 to 12/31/2012         8.676032          9.887340       128,799.0664
01/01/2013 to 12/31/2013         9.887340         12.137129       159,715.4004
01/01/2014 to 12/31/2014        12.137129         12.669395       149,650.7084
01/01/2015 to 12/31/2015        12.669395         12.336982        91,554.6804
01/01/2016 to 12/31/2016        12.336982         13.189241        62,281.9104
01/01/2017 to 12/31/2017        13.189241         15.704314        75,361.3676
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.987918          5.739826        10,372.6903
01/01/2009 to 12/31/2009         5.739826          7.821959        14,891.7100
01/01/2010 to 12/31/2010         7.821959          9.081346        26,069.1774
01/01/2011 to 12/31/2011         9.081346          8.500740        20,877.2229
01/01/2012 to 12/31/2012         8.500740          9.792130        19,469.7895
01/01/2013 to 12/31/2013         9.792130         12.469647        24,317.4359
01/01/2014 to 12/31/2014        12.469647         13.236223        19,726.8374
01/01/2015 to 12/31/2015        13.236223         13.830151        20,085.7965
01/01/2016 to 12/31/2016        13.830151         14.804645         8,479.4213
01/01/2017 to 12/31/2017        14.804645         18.580067        16,589.3311
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.017917          7.658954         3,130.1184
01/01/2009 to 12/31/2009         7.658954          9.273025         9,941.4400
01/01/2010 to 12/31/2010         9.273025          9.999953        26,417.7997
01/01/2011 to 12/31/2011         9.999953          9.830917       109,800.4259
01/01/2012 to 12/31/2012         9.830917         10.690383        68,612.4242
01/01/2013 to 12/31/2013        10.690383         11.907408        53,012.5348
01/01/2014 to 12/31/2014        11.907408         12.395351        49,548.8284
01/01/2015 to 12/31/2015        12.395351         12.073754        54,912.7731
01/01/2016 to 12/31/2016        12.073754         12.677341        54,566.7612
01/01/2017 to 12/31/2017        12.677341         14.052162        49,306.6753
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.095853         11.462767        14,504.6584
01/01/2013 to 12/31/2013        11.462767         10.865597        13,010.2993
01/01/2014 to 12/31/2014        10.865597         11.087286        15,468.0980
01/01/2015 to 12/31/2015        11.087286          9.837128         9,533.5864
01/01/2016 to 12/31/2016         9.837128         10.516928         8,046.8313
01/01/2017 to 12/31/2017        10.516928         11.331100         3,307.4003
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.924071         10.211120        41,222.3487
01/01/2013 to 12/31/2013        10.211120         11.051764        61,196.1518
01/01/2014 to 12/31/2014        11.051764         11.485267        57,939.1844
01/01/2015 to 12/31/2015        11.485267         11.256840        85,755.4433
01/01/2016 to 12/31/2016        11.256840         11.534440        79,976.0196
01/01/2017 to 12/31/2017        11.534440         12.824200        74,812.4263
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        15.860568         11.824810             0.0000
01/01/2009 to 12/31/2009        11.824810         17.014752        20,244.2300
01/01/2010 to 12/31/2010        17.014752         19.327799        25,974.5991
01/01/2011 to 12/31/2011        19.327799         19.409454        11,984.7256
01/01/2012 to 12/31/2012        19.409454         22.192562        11,951.6746
01/01/2013 to 12/31/2013        22.192562         23.807246        13,067.1305
01/01/2014 to 12/31/2014        23.807246         24.128934        11,085.6221
01/01/2015 to 12/31/2015        24.128934         22.716618         8,955.9662
01/01/2016 to 12/31/2016        22.716618         25.404742         8,770.9724
01/01/2017 to 12/31/2017        25.404742         26.862224         8,075.2624
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.024293          7.562984       697,793.0189
01/01/2009 to 12/31/2009         7.562984          9.843201       601,888.9500
01/01/2010 to 12/31/2010         9.843201         11.251762       598,311.9581
01/01/2011 to 12/31/2011        11.251762         10.402724       574,376.1933
01/01/2012 to 12/31/2012        10.402724         11.914653       574,542.6876
01/01/2013 to 12/31/2013        11.914653         15.140008       545,171.9191
01/01/2014 to 12/31/2014        15.140008         15.610967       421,891.0537
01/01/2015 to 12/31/2015        15.610967         15.009529       384,897.1844
01/01/2016 to 12/31/2016        15.009529         16.049290       361,470.4170
01/01/2017 to 12/31/2017        16.049290         19.359870       327,768.8687
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.950891         10.377682         2,885.8704
01/01/2013 to 12/31/2013        10.377682         11.644752        12,076.5729
01/01/2014 to 12/31/2014        11.644752         12.527974        20,239.7333
01/01/2015 to 12/31/2015        12.527974         11.789721        23,844.7134
01/01/2016 to 12/31/2016        11.789721         12.535500        27,544.5698
01/01/2017 to 12/31/2017        12.535500         14.555224        29,192.9035
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.911972         11.644231       230,552.8383
01/01/2009 to 12/31/2009        11.644231         14.447080       219,343.5800
01/01/2010 to 12/31/2010        14.447080         16.995902       195,635.3734
01/01/2011 to 12/31/2011        16.995902         15.178255       176,077.4655
01/01/2012 to 12/31/2012        15.178255         17.569665       157,018.8103
01/01/2013 to 12/31/2013        17.569665         22.832759       130,244.8333
01/01/2014 to 12/31/2014        22.832759         22.787306       111,889.2520
01/01/2015 to 12/31/2015        22.787306         21.149125       105,141.0828
01/01/2016 to 12/31/2016        21.149125         27.237071        92,355.3092
01/01/2017 to 12/31/2017        27.237071         29.852630        84,282.5474
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        13.997877          6.107034        39,072.7258
01/01/2009 to 12/31/2009         6.107034         10.123524        67,145.2700
01/01/2010 to 12/31/2010        10.123524         12.282999        75,164.3209
01/01/2011 to 12/31/2011        12.282999          9.797930        74,870.5751
01/01/2012 to 12/31/2012         9.797930         11.429024        59,347.9265
01/01/2013 to 12/31/2013        11.429024         10.655323        43,697.9889
01/01/2014 to 12/31/2014        10.655323          9.772978        36,284.2014
01/01/2015 to 12/31/2015         9.772978          8.264436        37,046.4549
01/01/2016 to 12/31/2016         8.264436          9.041601        34,730.3885
01/01/2017 to 12/31/2017         9.041601         11.385214        36,347.8854
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON
VANCE FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.997397         10.188191             0.0000
01/01/2011 to 12/31/2011        10.188191         10.197595         1,663.6303
01/01/2012 to 12/31/2012        10.197595         10.738104        10,276.4121
01/01/2013 to 12/31/2013        10.738104         10.940191        28,505.5372
01/01/2014 to 12/31/2014        10.940191         10.813302        16,952.0528
01/01/2015 to 12/31/2015        10.813302         10.521188        19,077.3968
01/01/2016 to 12/31/2016        10.521188         11.280024        15,418.7420
01/01/2017 to 12/31/2017        11.280024         11.475322        12,358.3593
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.987399          9.734008        10,384.0622
01/01/2012 to 12/31/2012         9.734008          9.969859        11,760.1386
01/01/2013 to 12/31/2013         9.969859          9.895765        10,843.9853
01/01/2014 to 12/31/2014         9.895765          9.812226         5,435.3203
01/01/2015 to 12/31/2015         9.812226          9.567621         4,708.1856
01/01/2016 to 12/31/2016         9.567621          9.681708         4,254.9544
01/01/2017 to 12/31/2017         9.681708          9.626491         4,045.1000
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009         9.997918         10.860673             0.0000
01/01/2010 to 12/31/2010        10.860673         12.099496             0.0000
01/01/2011 to 12/31/2011        12.099496         11.832988             0.0000
01/01/2012 to 12/31/2012        11.832988         13.267839             0.0000
01/01/2013 to 12/31/2013        13.267839         13.153181             0.0000
01/01/2014 to 12/31/2014        13.153181         13.052813             0.0000
01/01/2015 to 12/31/2015        13.052813         12.274357             0.0000
01/01/2016 to 12/31/2016        12.274357         12.148681             0.0000
01/01/2017 to 12/31/2017        12.148681         11.937324             0.0000
--------------------------      ---------         ---------        -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        16.005296          9.158910        89,617.4257
01/01/2009 to 12/31/2009         9.158910         12.107964        82,561.9300
01/01/2010 to 12/31/2010        12.107964         13.793766        82,309.6616
01/01/2011 to 12/31/2011        13.793766         12.778545        68,899.2780
01/01/2012 to 12/31/2012        12.778545         15.795183        56,467.9727
01/01/2013 to 12/31/2013        15.795183         16.047387        54,014.0516
01/01/2014 to 12/31/2014        16.047387         17.834403        52,529.1192
01/01/2015 to 12/31/2015        17.834403         17.253471        47,725.0885
01/01/2016 to 12/31/2016        17.253471         17.076757        42,077.7712
01/01/2017 to 12/31/2017        17.076757         18.556771        38,753.8313
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         7.593294          4.540528       314,208.5349
01/01/2009 to 12/31/2009         4.540528          5.923534       285,432.3300
01/01/2010 to 12/31/2010         5.923534          7.194651       288,489.7542
01/01/2011 to 12/31/2011         7.194651          7.288773       251,969.4597
01/01/2012 to 12/31/2012         7.288773          8.474367       233,304.9387
01/01/2013 to 12/31/2013         8.474367         12.106716       237,682.1634
01/01/2014 to 12/31/2014        12.106716         14.123147       212,617.1717
01/01/2015 to 12/31/2015        14.123147         13.297951       200,356.1379
01/01/2016 to 12/31/2016        13.297951         13.397415       184,412.1117
01/01/2017 to 12/31/2017        13.397415         15.565953       175,807.4087
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010       131.356334        134.638716             0.0000
01/01/2011 to 12/31/2011       134.638716        122.141806             0.0000
01/01/2012 to 12/31/2012       122.141806        146.812700             0.0000
01/01/2013 to 12/31/2013       146.812700        185.516242            83.5134
01/01/2014 to 04/25/2014       185.516242        192.875375             0.0000
--------------------------     ----------        ----------            -------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.249680          4.563760        20,973.1268
01/01/2009 to 12/31/2009         4.563760          6.178104        29,851.2400
01/01/2010 to 12/31/2010         6.178104          6.506516        14,538.1208
01/01/2011 to 04/29/2011         6.506516          6.907176             0.0000
--------------------------     ----------        ----------        -----------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.128293          9.487967        87,531.5536
01/01/2009 to 12/31/2009         9.487967         12.316594        80,949.5500
01/01/2010 to 12/31/2010        12.316594         15.013427        73,508.9699
01/01/2011 to 12/31/2011        15.013427         13.804291        69,739.6280
01/01/2012 to 12/31/2012        13.804291         15.996935        60,671.7385
01/01/2013 to 12/31/2013        15.996935         20.820775        53,351.8411
01/01/2014 to 12/31/2014        20.820775         23.131451        48,744.6331
01/01/2015 to 12/31/2015        23.131451         20.626426        45,605.5686
01/01/2016 to 12/31/2016        20.626426         22.906318        44,153.7298
01/01/2017 to 12/31/2017        22.906318         24.901643        40,253.1200
--------------------------     ----------        ----------        -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        18.899669         10.961554       253,171.1413
01/01/2009 to 12/31/2009        10.961554         16.677336       231,614.4000
01/01/2010 to 12/31/2010        16.677336         19.050574       216,979.1772
01/01/2011 to 12/31/2011        19.050574         16.027821       198,615.0165
01/01/2012 to 12/31/2012        16.027821         20.324615       181,760.0371
01/01/2013 to 12/31/2013        20.324615         26.022566       162,772.0042
01/01/2014 to 12/31/2014        26.022566         24.054404       150,119.9214
01/01/2015 to 12/31/2015        24.054404         22.534340       137,445.9960
01/01/2016 to 12/31/2016        22.534340         23.918345       132,127.0159
01/01/2017 to 12/31/2017        23.918345         30.610928       114,445.9294
--------------------------     ----------        ----------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010630          1.044394        75,401.1603
01/01/2013 to 12/31/2013         1.044394          1.043809        37,937.2778
01/01/2014 to 12/31/2014         1.043809          1.081320        48,071.2149
01/01/2015 to 12/31/2015         1.081320          1.016353        61,693.1642
01/01/2016 to 12/31/2016         1.016353          1.114068        49,751.7812
01/01/2017 to 12/31/2017         1.114068          1.202479        39,870.6408
--------------------------     ----------        ----------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.373762          7.151498       121,874.5307
01/01/2009 to 12/31/2009         7.151498          8.882604       115,859.6000
01/01/2010 to 12/31/2010         8.882604         10.012092       134,912.7882
01/01/2011 to 12/31/2011        10.012092          9.680265       122,356.7310
01/01/2012 to 12/31/2012         9.680265         11.256169        95,769.4571
01/01/2013 to 12/31/2013        11.256169         14.953317        98,008.6052
01/01/2014 to 12/31/2014        14.953317         16.038166        95,257.3999
01/01/2015 to 12/31/2015        16.038166         14.796666        85,272.9314
01/01/2016 to 12/31/2016        14.796666         17.029548        80,511.7373
01/01/2017 to 12/31/2017        17.029548         19.721220        60,750.8610
--------------------------     ----------        ----------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.540130          9.341736       187,394.0707
01/01/2009 to 12/31/2009         9.341736         12.265817       182,110.0800
01/01/2010 to 12/31/2010        12.265817         15.186300       165,408.7737
01/01/2011 to 12/31/2011        15.186300         14.739946       134,849.2268
01/01/2012 to 12/31/2012        14.739946         17.097538       109,243.3275
01/01/2013 to 12/31/2013        17.097538         23.515801        95,319.1091
01/01/2014 to 12/31/2014        23.515801         24.898496        82,824.5008
01/01/2015 to 12/31/2015        24.898496         24.012162        78,532.7893
01/01/2016 to 12/31/2016        24.012162         26.254298        67,220.9380
01/01/2017 to 12/31/2017        26.254298         32.287625        61,041.9472
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        10.954907         10.385718         3,810.2171
01/01/2014 to 12/31/2014        10.385718         10.709149         3,720.9315
01/01/2015 to 12/31/2015        10.709149         10.558342         4,079.0409
01/01/2016 to 12/31/2016        10.558342         10.590644        11,466.3345
01/01/2017 to 12/31/2017        10.590644         10.736004        12,741.9190
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.037916          8.921633         3,515.2612
01/01/2009 to 12/31/2009         8.921633          9.814869        14,744.6700
01/01/2010 to 12/31/2010         9.814869         10.217690        12,398.3914
01/01/2011 to 12/31/2011        10.217690         10.606284        17,154.9442
01/01/2012 to 12/31/2012        10.606284         10.917179        12,146.2983
01/01/2013 to 04/26/2013        10.917179         10.888496             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433             0.0000
01/01/2013 to 12/31/2013         1.046433          1.139546       121,309.5136
01/01/2014 to 12/31/2014         1.139546          1.196095        59,649.8557
01/01/2015 to 12/31/2015         1.196095          1.184079       339,252.5788
01/01/2016 to 12/31/2016         1.184079          1.195521       310,816.3201
01/01/2017 to 12/31/2017         1.195521          1.368488       300,562.8972
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.925932          7.702959        29,920.1168
01/01/2009 to 12/31/2009         7.702959         10.643023        30,230.4200
01/01/2010 to 12/31/2010        10.643023         12.741635        31,712.8870
01/01/2011 to 12/31/2011        12.741635         12.316924        27,814.9538
01/01/2012 to 12/31/2012        12.316924         14.129974        19,546.0092
01/01/2013 to 12/31/2013        14.129974         16.238754        19,136.8103
01/01/2014 to 12/31/2014        16.238754         16.485555        14,642.7406
01/01/2015 to 12/31/2015        16.485555         16.373858        12,332.6153
01/01/2016 to 12/31/2016        16.373858         16.833187        11,920.2218
01/01/2017 to 12/31/2017        16.833187         20.311192        10,775.5767
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470             0.0000
01/01/2014 to 12/31/2014         1.122470          1.203340             0.0000
01/01/2015 to 12/31/2015         1.203340          1.166383             0.0000
01/01/2016 to 12/31/2016         1.166383          1.194346             0.0000
01/01/2017 to 12/31/2017         1.194346          1.354090         5,269.3592
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.313567          9.790126       216,465.2524
01/01/2009 to 12/31/2009         9.790126         12.638051       202,264.8100
01/01/2010 to 12/31/2010        12.638051         13.814584       191,642.4258
01/01/2011 to 12/31/2011        13.814584         12.102702       186,638.6378
01/01/2012 to 12/31/2012        12.102702         13.857650       172,469.4998
01/01/2013 to 12/31/2013        13.857650         16.215302       166,321.0639
01/01/2014 to 12/31/2014        16.215302         14.804391       145,789.2762
01/01/2015 to 12/31/2015        14.804391         14.268067       130,354.0593
01/01/2016 to 12/31/2016        14.268067         13.876982       123,229.9699
01/01/2017 to 12/31/2017        13.876982         17.450326       105,995.7844
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019             0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133             0.0000
01/01/2016 to 12/31/2016         0.957133          1.043583         4,834.9634
01/01/2017 to 12/31/2017         1.043583          1.152998        12,065.6316
--------------------------      ---------         ---------       ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.849895         10.825292       355,871.0936
01/01/2009 to 12/31/2009        10.825292         12.538680       303,299.6900
01/01/2010 to 12/31/2010        12.538680         13.257567       279,802.5113
01/01/2011 to 12/31/2011        13.257567         14.458039       263,365.7084
01/01/2012 to 12/31/2012        14.458039         15.479838       227,580.5466
01/01/2013 to 12/31/2013        15.479838         13.779703       190,105.3094
01/01/2014 to 12/31/2014        13.779703         13.911521       170,277.9624
01/01/2015 to 12/31/2015        13.911521         13.225162       153,669.9741
01/01/2016 to 12/31/2016        13.225162         13.622990       139,254.1093
01/01/2017 to 12/31/2017        13.622990         13.830835       135,248.9075
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.882116         12.690839       525,723.3894
01/01/2009 to 12/31/2009        12.690839         14.697007       437,952.3100
01/01/2010 to 12/31/2010        14.697007         15.598687       431,203.4314
01/01/2011 to 12/31/2011        15.598687         15.791031       412,049.5206
01/01/2012 to 12/31/2012        15.791031         16.928614       430,198.5872
01/01/2013 to 12/31/2013        16.928614         16.291852       333,921.5475
01/01/2014 to 12/31/2014        16.291852         16.655315       274,386.8789
01/01/2015 to 12/31/2015        16.655315         16.342669       248,069.8132
01/01/2016 to 12/31/2016        16.342669         16.453573       227,489.0041
01/01/2017 to 12/31/2017        16.453573         16.871369       216,962.6761
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         8,886.5983
01/01/2013 to 12/31/2013        10.847689         10.162484             0.0000
01/01/2014 to 12/31/2014        10.162484         10.724718             0.0000
01/01/2015 to 12/31/2015        10.724718         10.568127             0.0000
01/01/2016 to 12/31/2016        10.568127         10.505826             0.0000
01/01/2017 to 12/31/2017        10.505826         10.576649             0.0000
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY
PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.214701         10.715574         3,255.7806
01/01/2014 to 12/31/2014        10.715574         11.422414         3,894.2181
01/01/2015 to 12/31/2015        11.422414         11.067180         3,358.9071
01/01/2016 to 12/31/2016        11.067180         11.354701         2,808.8604
01/01/2017 to 12/31/2017        11.354701         12.976812             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484        18,092.0092
01/01/2013 to 12/31/2013         1.064484          1.150055        20,553.5808
01/01/2014 to 12/31/2014         1.150055          1.215740        20,364.9215
01/01/2015 to 12/31/2015         1.215740          1.182372        36,234.5026
01/01/2016 to 12/31/2016         1.182372          1.225704        35,693.8632
01/01/2017 to 12/31/2017         1.225704          1.374637        33,552.5337
--------------------------       --------          --------        -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.275315          8.432783        71,923.5862
01/01/2009 to 12/31/2009         8.432783         10.333264       132,301.2500
01/01/2010 to 12/31/2010        10.333264         11.379773       136,206.6114
01/01/2011 to 12/31/2011        11.379773         11.284525        98,475.4672
01/01/2012 to 12/31/2012        11.284525         12.493205        88,682.6905
01/01/2013 to 12/31/2013        12.493205         13.843251        90,157.5915
01/01/2014 to 12/31/2014        13.843251         14.372122        79,588.7895
01/01/2015 to 12/31/2015        14.372122         13.824769        80,085.5119
01/01/2016 to 12/31/2016        13.824769         14.349185        78,545.0567
01/01/2017 to 12/31/2017        14.349185         16.312928        70,355.5923
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.662179          7.731161        30,142.2722
01/01/2009 to 12/31/2009         7.731161          9.793017        39,785.6200
01/01/2010 to 12/31/2010         9.793017         10.968839        35,084.5654
01/01/2011 to 12/31/2011        10.968839         10.533663        47,673.6248
01/01/2012 to 12/31/2012        10.533663         11.887943        36,787.4043
01/01/2013 to 12/31/2013        11.887943         13.772250        39,500.3192
01/01/2014 to 12/31/2014        13.772250         14.239908        23,672.8048
01/01/2015 to 12/31/2015        14.239908         13.648985        26,396.8743
01/01/2016 to 12/31/2016        13.648985         14.313436        22,395.0810
01/01/2017 to 12/31/2017        14.313436         16.802722        22,178.5960
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        56.030968         35.000435       223,483.9704
01/01/2009 to 12/31/2009        35.000435         40.658089       206,660.7900
01/01/2010 to 12/31/2010        40.658089         46.682743       186,060.2686
01/01/2011 to 12/31/2011        46.682743         43.968910       153,239.0111
01/01/2012 to 12/31/2012        43.968910         50.892657       131,865.3781
01/01/2013 to 12/31/2013        50.892657         66.801079       116,213.9961
01/01/2014 to 12/31/2014        66.801079         74.248482        99,937.6450
01/01/2015 to 12/31/2015        74.248482         70.238585        90,804.5410
01/01/2016 to 12/31/2016        70.238585         79.904749        82,270.9009
01/01/2017 to 12/31/2017        79.904749         91.693704        71,732.7248
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.441318          5.580999       372,477.3486
01/01/2009 to 12/31/2009         5.580999          7.966011       336,984.3600
01/01/2010 to 12/31/2010         7.966011          9.979980       318,046.1811
01/01/2011 to 12/31/2011         9.979980          9.631171       228,074.6144
01/01/2012 to 12/31/2012         9.631171         10.741882       198,851.3519
01/01/2013 to 12/31/2013        10.741882         14.395139       192,862.2872
01/01/2014 to 12/31/2014        14.395139         15.928538       161,033.2550
01/01/2015 to 12/31/2015        15.928538         16.671745       145,507.1440
01/01/2016 to 12/31/2016        16.671745         17.374744       128,928.8420
01/01/2017 to 12/31/2017        17.374744         21.267146       118,083.2364
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        23.873942         15.676284          33,622.7596
01/01/2009 to 12/31/2009        15.676284         19.462550          32,289.4000
01/01/2010 to 12/31/2010        19.462550         23.971440          29,870.5828
01/01/2011 to 12/31/2011        23.971440         22.651298          26,960.7934
01/01/2012 to 12/31/2012        22.651298         25.488990          24,377.7430
01/01/2013 to 12/31/2013        25.488990         32.588570          22,696.8097
01/01/2014 to 12/31/2014        32.588570         35.058692          20,921.4926
01/01/2015 to 12/31/2015        35.058692         31.309279          16,736.8367
01/01/2016 to 12/31/2016        31.309279         35.482916          16,923.4665
01/01/2017 to 12/31/2017        35.482916         38.115892          15,912.5882
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.651265         12.743081          12,598.7833
01/01/2014 to 12/31/2014        12.743081         12.085198           8,576.2854
01/01/2015 to 12/31/2015        12.085198         11.600395           9,450.7547
01/01/2016 to 12/31/2016        11.600395         11.956962           7,948.7139
01/01/2017 to 12/31/2017        11.956962         15.826108           7,918.3188
--------------------------      ---------         ---------          -----------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.087913          6.034090           9,868.8798
01/01/2009 to 12/31/2009         6.034090          8.440167          15,146.0500
01/01/2010 to 12/31/2010         8.440167          8.852245          15,894.4285
01/01/2011 to 12/31/2011         8.852245          7.445105          11,765.7652
01/01/2012 to 12/31/2012         7.445105          8.578318          16,573.6937
01/01/2013 to 04/26/2013         8.578318          8.882788               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.369242         10.437994       1,031,846.0712
01/01/2009 to 12/31/2009        10.437994         10.267473         769,160.6400
01/01/2010 to 12/31/2010        10.267473         10.074225         674,565.5497
01/01/2011 to 12/31/2011        10.074225          9.885130         594,688.6211
01/01/2012 to 12/31/2012         9.885130          9.698069         282,712.8314
01/01/2013 to 12/31/2013         9.698069          9.515538         270,137.9449
01/01/2014 to 12/31/2014         9.515538          9.336444         263,140.3050
01/01/2015 to 12/31/2015         9.336444          9.160719         259,873.2766
01/01/2016 to 12/31/2016         9.160719          8.998383         232,601.7490
01/01/2017 to 12/31/2017         8.998383          8.885518         135,581.1886
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.332149         13.550342          63,288.0195
01/01/2015 to 12/31/2015        13.550342         13.217456          80,429.9890
01/01/2016 to 12/31/2016        13.217456         13.556197          31,253.8601
01/01/2017 to 12/31/2017        13.556197         14.223889          31,035.4367
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.472478          8.931449       1,403,709.0740
01/01/2009 to 12/31/2009         8.931449         10.770887       1,501,860.3000
01/01/2010 to 12/31/2010        10.770887         11.720442       1,417,850.7498
01/01/2011 to 12/31/2011        11.720442         11.704503       1,530,248.3631
01/01/2012 to 12/31/2012        11.704503         12.736086       1,481,663.6677
01/01/2013 to 12/31/2013        12.736086         13.631012       1,349,392.9540
01/01/2014 to 04/25/2014        13.631012         13.721523               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.963296          8.636307       2,087,657.5302
01/01/2009 to 12/31/2009         8.636307         10.684293       1,962,479.3300
01/01/2010 to 12/31/2010        10.684293         11.783178       2,111,177.0350
01/01/2011 to 12/31/2011        11.783178         11.548371       1,917,844.5505
01/01/2012 to 12/31/2012        11.548371         12.734194       1,815,270.2350
01/01/2013 to 12/31/2013        12.734194         14.271995       1,677,188.0374
01/01/2014 to 04/25/2014        14.271995         14.312622               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.910122         14.251064       2,624,007.5164
01/01/2015 to 12/31/2015        14.251064         13.832750       2,280,822.3528
01/01/2016 to 12/31/2016        13.832750         14.398682       1,967,311.3866
01/01/2017 to 12/31/2017        14.398682         15.632039       1,802,292.9301
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.344089          8.243149       4,541,863.6196
01/01/2009 to 12/31/2009         8.243149         10.379836       4,311,431.3700
01/01/2010 to 12/31/2010        10.379836         11.568201       4,009,708.4123
01/01/2011 to 12/31/2011        11.568201         11.157644       3,585,466.7004
01/01/2012 to 12/31/2012        11.157644         12.471587       3,320,296.3740
01/01/2013 to 12/31/2013        12.471587         14.613171       2,939,172.6375
01/01/2014 to 04/25/2014        14.613171         14.610666               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.304806         14.766474       2,630,275.7924
01/01/2015 to 12/31/2015        14.766474         14.304850       2,450,996.1349
01/01/2016 to 12/31/2016        14.304850         15.032907       2,140,354.0096
01/01/2017 to 12/31/2017        15.032907         16.923784       1,726,253.3660
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.993010          7.920380       4,797,079.0199
01/01/2009 to 12/31/2009         7.920380         10.110345       4,518,008.7300
01/01/2010 to 12/31/2010        10.110345         11.456775       4,257,983.5300
01/01/2011 to 12/31/2011        11.456775         10.806138       4,042,008.5957
01/01/2012 to 12/31/2012        10.806138         12.268357       3,690,752.7639
01/01/2013 to 12/31/2013        12.268357         15.156984       3,382,356.8704
01/01/2014 to 04/25/2014        15.156984         15.071967               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.997918          7.009436           5,864.3866
01/01/2009 to 12/31/2009         7.009436          8.841161          15,243.2600
01/01/2010 to 12/31/2010         8.841161          9.546299          36,074.6244
01/01/2011 to 12/31/2011         9.546299          9.202085          33,200.1687
01/01/2012 to 12/31/2012         9.202085         10.483706          34,333.8457
01/01/2013 to 04/26/2013        10.483706         11.268352               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.278990         14.824869       3,326,979.4763
01/01/2015 to 12/31/2015        14.824869         14.299108       2,972,267.7700
01/01/2016 to 12/31/2016        14.299108         15.172150       2,705,269.8204
01/01/2017 to 12/31/2017        15.172150         17.740091       2,353,093.7542
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID
CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.022131          8.467499       270,166.4324
01/01/2009 to 12/31/2009         8.467499         11.730917       251,482.6000
01/01/2010 to 12/31/2010        11.730917         13.209181       229,592.1030
01/01/2011 to 12/31/2011        13.209181         13.802315       185,367.2192
01/01/2012 to 12/31/2012        13.802315         15.109494       174,944.4178
01/01/2013 to 12/31/2013        15.109494         20.237803       154,816.1857
01/01/2014 to 12/31/2014        20.237803         20.189271       133,025.5893
01/01/2015 to 12/31/2015        20.189271         17.894681       121,536.7854
01/01/2016 to 12/31/2016        17.894681         21.535162       108,740.5612
01/01/2017 to 12/31/2017        21.535162         23.780718       100,908.8112
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.064240         10.127304             0.0000
01/01/2009 to 12/31/2009        10.127304         14.181330             0.0000
01/01/2010 to 12/31/2010        14.181330         17.057883           673.4023
01/01/2011 to 12/31/2011        17.057883         14.017102         1,015.6189
01/01/2012 to 12/31/2012        14.017102         16.214180           920.8997
01/01/2013 to 12/31/2013        16.214180         20.300375         4,893.3457
01/01/2014 to 12/31/2014        20.300375         18.584810         5,746.8529
01/01/2015 to 12/31/2015        18.584810         19.284466         5,059.7708
01/01/2016 to 12/31/2016        19.284466         20.023987         4,200.5262
01/01/2017 to 12/31/2017        20.023987         25.630572         3,927.3094
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        21.455469         21.766073         1,354.3454
01/01/2017 to 12/31/2017        21.766073         25.374851           900.5837
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        12.413929         15.168928             0.0000
01/01/2010 to 12/31/2010        15.168928         17.254736         1,163.5509
01/01/2011 to 12/31/2011        17.254736         16.105760         2,767.7242
01/01/2012 to 12/31/2012        16.105760         17.440825         1,213.7024
01/01/2013 to 12/31/2013        17.440825         22.710843         2,530.0192
01/01/2014 to 12/31/2014        22.710843         24.719350         1,352.3661
01/01/2015 to 12/31/2015        24.719350         24.193312         1,266.8528
01/01/2016 to 04/29/2016        24.193312         24.304401             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.531708          8.631580       803,874.2632
01/01/2009 to 12/31/2009         8.631580         11.164658       737,483.4700
01/01/2010 to 12/31/2010        11.164658         12.249141       674,648.2369
01/01/2011 to 12/31/2011        12.249141         11.516763       559,819.5251
01/01/2012 to 12/31/2012        11.516763         12.734053       474,301.8288
01/01/2013 to 12/31/2013        12.734053         16.683680       419,921.7343
01/01/2014 to 12/31/2014        16.683680         18.079754       349,598.9289
01/01/2015 to 12/31/2015        18.079754         18.141560       305,546.1637
01/01/2016 to 12/31/2016        18.141560         19.073254       278,918.5407
01/01/2017 to 12/31/2017        19.073254         22.256243       243,299.4640
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        14.360064         17.061098        36,097.7915
01/01/2014 to 12/31/2014        17.061098         18.560625        30,463.4475
01/01/2015 to 12/31/2015        18.560625         18.685549        29,445.8970
01/01/2016 to 12/31/2016        18.685549         19.279483        22,309.9908
01/01/2017 to 12/31/2017        19.279483         23.634896        20,757.5894
--------------------------      ---------         ---------        -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.344884          7.783610        51,733.7185
01/01/2009 to 12/31/2009         7.783610         11.239190        46,250.5500
01/01/2010 to 12/31/2010        11.239190         14.023333        41,374.6465
01/01/2011 to 12/31/2011        14.023333         12.732671        43,057.8686
01/01/2012 to 12/31/2012        12.732671         13.243738        40,613.6624
01/01/2013 to 04/26/2013        13.243738         14.267902             0.0000
--------------------------      ---------         ---------        -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.664321          7.884117       283,363.5454
01/01/2009 to 12/31/2009         7.884117         10.796267       280,371.4900
01/01/2010 to 12/31/2010        10.796267         11.791672       270,194.4033
01/01/2011 to 12/31/2011        11.791672         11.595850       237,971.4584
01/01/2012 to 12/31/2012        11.595850         13.146384       454,811.1645
01/01/2013 to 12/31/2013        13.146384         17.637135       408,433.1136
01/01/2014 to 12/31/2014        17.637135         18.818245       348,080.5210
01/01/2015 to 12/31/2015        18.818245         20.410115       310,030.4815
01/01/2016 to 12/31/2016        20.410115         19.999994       284,190.8493
01/01/2017 to 12/31/2017        19.999994         26.883713       253,261.6202
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY
SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.975512          5.695473        17,983.6007
01/01/2009 to 12/31/2009         5.695473          6.887615        23,146.3600
01/01/2010 to 12/31/2010         6.887615          7.797745        22,481.7669
01/01/2011 to 12/31/2011         7.797745          7.357485        26,249.1303
01/01/2012 to 12/31/2012         7.357485          8.133087         2,913.4671
01/01/2013 to 04/26/2013         8.133087          8.726468             0.0000
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.975273          5.290726       694,795.5012
01/01/2009 to 12/31/2009         5.290726          7.459833       633,817.0300
01/01/2010 to 12/31/2010         7.459833          8.007296       564,904.9151
01/01/2011 to 12/31/2011         8.007296          7.748428       447,345.5818
01/01/2012 to 04/27/2012         7.748428          8.702779             0.0000
--------------------------      ---------         ---------       ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        13.680406         14.113833         1,218.4600
01/01/2010 to 12/31/2010        14.113833         14.630748         1,981.8524
01/01/2011 to 12/31/2011        14.630748         15.382633         1,565.6345
01/01/2012 to 12/31/2012        15.382633         15.632356        10,565.6356
01/01/2013 to 12/31/2013        15.632356         14.943885         9,375.5481
01/01/2014 to 12/31/2014        14.943885         15.463191         4,052.1742
01/01/2015 to 12/31/2015        15.463191         15.163609         3,143.8678
01/01/2016 to 12/31/2016        15.163609         15.188656         2,907.5056
01/01/2017 to 12/31/2017        15.188656         15.341376         2,877.9617
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        10.601666         13.171307         2,608.9200
01/01/2010 to 12/31/2010        13.171307         16.273172         2,945.8998
01/01/2011 to 12/31/2011        16.273172         15.609908         4,710.4570
01/01/2012 to 12/31/2012        15.609908         17.958955         4,003.0287
01/01/2013 to 12/31/2013        17.958955         23.392505        10,979.5904
01/01/2014 to 12/31/2014        23.392505         25.066670         9,483.3721
01/01/2015 to 12/31/2015        25.066670         23.936353         7,319.2457
01/01/2016 to 12/31/2016        23.936353         28.202533         5,609.1348
01/01/2017 to 12/31/2017        28.202533         31.991131         7,065.9732
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         8.756520         11.246923         3,334.0700
01/01/2010 to 12/31/2010        11.246923         11.892205         3,334.0710
01/01/2011 to 12/31/2011        11.892205         10.192314         4,058.1496
01/01/2012 to 12/31/2012        10.192314         11.793437         4,150.7701
01/01/2013 to 12/31/2013        11.793437         14.052125         3,730.7399
01/01/2014 to 12/31/2014        14.052125         12.914782         6,558.5101
01/01/2015 to 12/31/2015        12.914782         12.505582         3,239.2592
01/01/2016 to 12/31/2016        12.505582         12.389076             0.0000
01/01/2017 to 12/31/2017        12.389076         15.140340             0.0000
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        10.854595         13.316341           734.8500
01/01/2010 to 12/31/2010        13.316341         16.534381         1,234.4793
01/01/2011 to 12/31/2011        16.534381         15.521640         3,270.0609
01/01/2012 to 12/31/2012        15.521640         17.656228         4,840.5580
01/01/2013 to 12/31/2013        17.656228         23.928209         5,497.2712
01/01/2014 to 12/31/2014        23.928209         24.588359         6,709.3926
01/01/2015 to 12/31/2015        24.588359         23.031100         5,135.2911
01/01/2016 to 12/31/2016        23.031100         27.326380         5,516.2166
01/01/2017 to 12/31/2017        27.326380         30.647564         5,311.1562
--------------------------      ---------         ---------        -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.333947          8.207703       126,593.0513
01/01/2009 to 12/31/2009         8.207703         10.140674       147,741.1000
01/01/2010 to 12/31/2010        10.140674         11.391722       147,927.1408
01/01/2011 to 12/31/2011        11.391722         11.360548       128,740.9148
01/01/2012 to 12/31/2012        11.360548         12.865299       120,633.2465
01/01/2013 to 12/31/2013        12.865299         16.624657       115,171.0980
01/01/2014 to 12/31/2014        16.624657         18.448430       106,645.8631
01/01/2015 to 12/31/2015        18.448430         18.266536        66,316.2271
01/01/2016 to 12/31/2016        18.266536         19.962856        69,331.5750
01/01/2017 to 12/31/2017        19.962856         23.747236        73,904.2009
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.550580         20.437846        52,014.1326
01/01/2014 to 12/31/2014        20.437846         22.171216        48,760.9423
01/01/2015 to 12/31/2015        22.171216         21.674637        46,956.7584
01/01/2016 to 12/31/2016        21.674637         24.264399        45,621.2088
01/01/2017 to 12/31/2017        24.264399         27.995223        39,805.0396
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.577412         1,004.1733
01/01/2009 to 12/31/2009         6.577412          8.059563        16,371.4500
01/01/2010 to 12/31/2010         8.059563          8.779668        64,159.7725
01/01/2011 to 12/31/2011         8.779668          8.567648        64,238.6160
01/01/2012 to 12/31/2012         8.567648          9.575332        63,956.2691
01/01/2013 to 04/26/2013         9.575332         10.472267             0.0000
--------------------------       --------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825288         23.429557        66,920.2564
01/01/2014 to 12/31/2014        23.429557         22.919485        56,917.5191
01/01/2015 to 12/31/2015        22.919485         22.573569        50,811.1716
01/01/2016 to 12/31/2016        22.573569         26.222880        47,365.9723
01/01/2017 to 12/31/2017        26.222880         29.715969        38,787.8085
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.202206          9.202464       115,726.8586
01/01/2009 to 12/31/2009         9.202464         12.348579       114,170.5400
01/01/2010 to 12/31/2010        12.348579         14.886019       109,284.5743
01/01/2011 to 12/31/2011        14.886019         13.835741       107,341.0730
01/01/2012 to 12/31/2012        13.835741         14.291465        92,763.4835
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.207873         20.396540        54,211.1534
01/01/2014 to 12/31/2014        20.396540         21.778971        49,593.5620
01/01/2015 to 12/31/2015        21.778971         23.615539        42,395.0009
01/01/2016 to 12/31/2016        23.615539         23.526017        41,574.4862
01/01/2017 to 12/31/2017        23.526017         30.812532        39,385.9272
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.187776          3.372242       108,137.2786
01/01/2009 to 12/31/2009         3.372242          5.260154       124,133.0300
01/01/2010 to 12/31/2010         5.260154          6.590395       153,225.0339
01/01/2011 to 12/31/2011         6.590395          5.826713        73,445.8336
01/01/2012 to 12/31/2012         5.826713          6.409230        69,501.5124
01/01/2013 to 04/26/2013         6.409230          6.691623             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.597882         14.700819             0.0000
01/01/2010 to 12/31/2010        14.700819         18.610935             0.0000
01/01/2011 to 12/31/2011        18.610935         15.216237             0.0000
01/01/2012 to 12/31/2012        15.216237         15.313235             0.0000
01/01/2013 to 12/31/2013        15.313235         16.640946             0.0000
01/01/2014 to 12/31/2014        16.640946         13.254085             0.0000
01/01/2015 to 12/31/2015        13.254085          8.744354             0.0000
01/01/2016 to 12/31/2016         8.744354         12.332648             0.0000
01/01/2017 to 12/31/2017        12.332648         12.011526             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        26.932958         27.842935       116,210.3299
01/01/2017 to 12/31/2017        27.842935         29.487562       107,528.2294
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     18.791730         15.007127          285,692.9253
01/01/2009 to 12/31/2009     15.007127         20.139535          258,553.7800
01/01/2010 to 12/31/2010     20.139535         22.322745          241,801.7927
01/01/2011 to 12/31/2011     22.322745         22.880277          212,340.3144
01/01/2012 to 12/31/2012     22.880277         25.353812          194,343.8395
01/01/2013 to 12/31/2013     25.353812         26.861582          165,445.7651
01/01/2014 to 12/31/2014     26.861582         27.628783          143,889.4231
01/01/2015 to 12/31/2015     27.628783         26.519298          126,741.3093
01/01/2016 to 04/29/2016     26.519298         27.280436                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     27.482890         28.436333            8,716.8416
01/01/2017 to 12/31/2017     28.436333         30.130747            5,688.2568
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     11.712733         12.262151            7,739.6706
01/01/2011 to 12/31/2011     12.262151         12.447946           14,113.8088
01/01/2012 to 12/31/2012     12.447946         13.611429           16,083.0364
01/01/2013 to 12/31/2013     13.611429         13.543678           10,216.2365
01/01/2014 to 12/31/2014     13.543678         13.879160           20,585.5130
01/01/2015 to 12/31/2015     13.879160         13.419475           26,729.6707
01/01/2016 to 04/29/2016     13.419475         13.729658                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     15.536642         15.162330           19,190.9392
01/01/2009 to 12/31/2009     15.162330         15.484010           14,765.8400
01/01/2010 to 12/31/2010     15.484010         16.027078           11,233.1173
01/01/2011 to 12/31/2011     16.027078         16.554340           10,285.6934
01/01/2012 to 12/31/2012     16.554340         16.736131           12,679.0815
01/01/2013 to 12/31/2013     16.736131         16.272485            6,099.1187
01/01/2014 to 12/31/2014     16.272485         16.373384            3,044.1442
01/01/2015 to 12/31/2015     16.373384         16.114547            2,260.0040
01/01/2016 to 12/31/2016     16.114547         15.972741            2,183.9369
01/01/2017 to 12/31/2017     15.972741         15.935612            2,408.4444

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.229595         10.585963          38,442.7246
01/01/2013 to 12/31/2013        10.585963         11.613923          79,612.9892
01/01/2014 to 12/31/2014        11.613923         12.306308          60,114.7498
01/01/2015 to 12/31/2015        12.306308         12.217725          56,268.3939
01/01/2016 to 12/31/2016        12.217725         12.493591          79,106.2590
01/01/2017 to 12/31/2017        12.493591         14.012153          74,509.3739
--------------------------      ---------         ---------          -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996864          1.041127               0.0000
01/01/2015 to 12/31/2015         1.041127          1.017571               0.0000
01/01/2016 to 12/31/2016         1.017571          1.024465               0.0000
01/01/2017 to 12/31/2017         1.024465          1.167895               0.0000
--------------------------      ---------         ---------          -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.008575          7.016504       1,489,655.7097
01/01/2009 to 12/31/2009         7.016504          8.956971       3,822,164.8200
01/01/2010 to 12/31/2010         8.956971          9.916506       3,829,051.8587
01/01/2011 to 12/31/2011         9.916506          9.580447       3,742,922.6309
01/01/2012 to 12/31/2012         9.580447         10.735389       3,618,987.5090
01/01/2013 to 12/31/2013        10.735389         12.560555       3,403,675.0098
01/01/2014 to 12/31/2014        12.560555         13.148320       3,291,790.8307
01/01/2015 to 12/31/2015        13.148320         12.886937       2,801,438.8561
01/01/2016 to 12/31/2016        12.886937         13.713937       2,577,726.1497
01/01/2017 to 12/31/2017        13.713937         15.819230       2,481,025.3594
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.998575          6.364205       1,986,210.6664
01/01/2009 to 12/31/2009         6.364205          8.420381       4,395,530.4500
01/01/2010 to 12/31/2010         8.420381          9.432345       4,712,662.7847
01/01/2011 to 12/31/2011         9.432345          8.870103       4,408,752.1101
01/01/2012 to 12/31/2012         8.870103         10.169637       4,164,806.2926
01/01/2013 to 12/31/2013        10.169637         12.558744       3,548,921.6002
01/01/2014 to 12/31/2014        12.558744         13.188399       3,559,805.1009
01/01/2015 to 12/31/2015        13.188399         12.919678       3,362,225.9133
01/01/2016 to 12/31/2016        12.919678         13.895293       2,989,346.8331
01/01/2017 to 12/31/2017        13.895293         16.644222       2,819,522.9473
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008         9.988576          5.763664         266,254.6293
01/01/2009 to 12/31/2009         5.763664          7.901709       1,118,936.3200
01/01/2010 to 12/31/2010         7.901709          9.229087         681,950.4277
01/01/2011 to 12/31/2011         9.229087          8.690929         642,255.2879
01/01/2012 to 12/31/2012         8.690929         10.071748         557,309.6489
01/01/2013 to 12/31/2013        10.071748         12.902859         511,625.3205
01/01/2014 to 12/31/2014        12.902859         13.778493         466,317.7026
01/01/2015 to 12/31/2015        13.778493         14.483400         539,399.6499
01/01/2016 to 12/31/2016        14.483400         15.597199         471,219.0659
01/01/2017 to 12/31/2017        15.597199         19.692102         389,801.2975
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

04/28/2008 to 12/31/2008        10.018575          7.690677         632,896.8899
01/01/2009 to 12/31/2009         7.690677          9.367447       1,776,531.4000
01/01/2010 to 12/31/2010         9.367447         10.162530       1,889,511.8604
01/01/2011 to 12/31/2011        10.162530         10.050728       1,908,835.0320
01/01/2012 to 12/31/2012        10.050728         10.995520       1,807,420.5064
01/01/2013 to 12/31/2013        10.995520         12.320964       1,656,785.9672
01/01/2014 to 12/31/2014        12.320964         12.903037       1,533,301.0448
01/01/2015 to 12/31/2015        12.903037         12.643921       1,454,377.7664
01/01/2016 to 12/31/2016        12.643921         13.355892       1,402,176.8919
01/01/2017 to 12/31/2017        13.355892         14.893104       1,282,985.6560
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.164971         11.580699         179,700.9755
01/01/2013 to 12/31/2013        11.580699         11.043464          85,875.1020
01/01/2014 to 12/31/2014        11.043464         11.336607          72,005.6317
01/01/2015 to 12/31/2015        11.336607         10.118925          61,054.2632
01/01/2016 to 12/31/2016        10.118925         10.883282          58,060.9567
01/01/2017 to 12/31/2017        10.883282         11.796165          47,960.6372
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.984300         10.314536         210,684.7251
01/01/2013 to 12/31/2013        10.314536         11.230860         455,726.0765
01/01/2014 to 12/31/2014        11.230860         11.741626         455,353.3757
01/01/2015 to 12/31/2015        11.741626         11.577379         296,209.5784
01/01/2016 to 12/31/2016        11.577379         11.934264         253,829.7234
01/01/2017 to 12/31/2017        11.934264         13.348327         204,419.0186
--------------------------      ---------         ---------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.010615         12.733893           4,644.3595
01/01/2009 to 12/31/2009        12.733893         18.432949         126,101.1000
01/01/2010 to 12/31/2010        18.432949         21.064711         153,932.7576
01/01/2011 to 12/31/2011        21.064711         21.280670          75,345.9362
01/01/2012 to 12/31/2012        21.280670         24.479242          93,020.2725
01/01/2013 to 12/31/2013        24.479242         26.418292          97,736.2083
01/01/2014 to 12/31/2014        26.418292         26.936384          67,198.1051
01/01/2015 to 12/31/2015        26.936384         25.512415          64,266.9069
01/01/2016 to 12/31/2016        25.512415         28.703002          48,289.6788
01/01/2017 to 12/31/2017        28.703002         30.531797          43,812.7428
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.273444          7.754319       2,713,302.4580
01/01/2009 to 12/31/2009         7.754319         10.152970       2,495,516.9500
01/01/2010 to 12/31/2010        10.152970         11.675624       2,315,027.9721
01/01/2011 to 12/31/2011        11.675624         10.859463       2,094,628.1203
01/01/2012 to 12/31/2012        10.859463         12.512996       1,818,351.7610
01/01/2013 to 12/31/2013        12.512996         15.995949       1,604,023.7150
01/01/2014 to 12/31/2014        15.995949         16.592811       1,370,070.8118
01/01/2015 to 12/31/2015        16.592811         16.049593       1,105,825.6700
01/01/2016 to 12/31/2016        16.049593         17.264665       1,027,918.3742
01/01/2017 to 12/31/2017        17.264665         20.950832         889,688.7472
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.011276         10.482770       137,857.5184
01/01/2013 to 12/31/2013        10.482770         11.833440       298,480.6318
01/01/2014 to 12/31/2014        11.833440         12.807579       322,286.2246
01/01/2015 to 12/31/2015        12.807579         12.125407       242,268.4859
01/01/2016 to 12/31/2016        12.125407         12.969983       252,164.5068
01/01/2017 to 12/31/2017        12.969983         15.150026       258,852.6710
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        17.479670         12.107897       246,374.0647
01/01/2009 to 12/31/2009        12.107897         15.112789       269,550.6500
01/01/2010 to 12/31/2010        15.112789         17.885935       440,161.9995
01/01/2011 to 12/31/2011        17.885935         16.069084       207,475.3833
01/01/2012 to 12/31/2012        16.069084         18.713333       206,209.7128
01/01/2013 to 12/31/2013        18.713333         24.465258       234,320.1558
01/01/2014 to 12/31/2014        24.465258         24.563534       216,688.3523
01/01/2015 to 12/31/2015        24.563534         22.934927       147,244.3853
01/01/2016 to 12/31/2016        22.934927         29.714575       120,232.3424
01/01/2017 to 12/31/2017        29.714575         32.763437       101,943.0105
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        14.139404          6.206168       212,896.0530
01/01/2009 to 12/31/2009         6.206168         10.349730       500,738.8100
01/01/2010 to 12/31/2010        10.349730         12.632893       734,589.9684
01/01/2011 to 12/31/2011        12.632893         10.137634       357,684.4013
01/01/2012 to 12/31/2012        10.137634         11.896795       365,129.7129
01/01/2013 to 12/31/2013        11.896795         11.158201       446,124.9504
01/01/2014 to 12/31/2014        11.158201         10.295853       394,237.9879
01/01/2015 to 12/31/2015        10.295853          8.759074       309,394.3573
01/01/2016 to 12/31/2016         8.759074          9.640401       267,049.3096
01/01/2017 to 12/31/2017         9.640401         12.211988       240,503.5151
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON
VANCE FLOATING RATE SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         9.998219         10.229633        10,912.5312
01/01/2011 to 12/31/2011        10.229633         10.300527        68,414.7160
01/01/2012 to 12/31/2012        10.300527         10.912106        75,868.0673
01/01/2013 to 12/31/2013        10.912106         11.184364        72,186.9647
01/01/2014 to 12/31/2014        11.184364         11.121170        68,297.4508
01/01/2015 to 12/31/2015        11.121170         10.885868        62,182.4244
01/01/2016 to 12/31/2016        10.885868         11.741222        20,689.4001
01/01/2017 to 12/31/2017        11.741222         12.016182        20,183.5962
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.988220          9.773621        34,235.0737
01/01/2012 to 12/31/2012         9.773621         10.070996       130,255.8768
01/01/2013 to 12/31/2013        10.070996         10.056309       183,163.3666
01/01/2014 to 12/31/2014        10.056309         10.031423       194,507.7146
01/01/2015 to 12/31/2015        10.031423          9.840222       155,351.4775
01/01/2016 to 12/31/2016         9.840222         10.017480       135,121.9575
01/01/2017 to 12/31/2017        10.017480         10.020125       119,530.9712
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009          9.998575         10.904481        8,194.6400
01/01/2010 to 12/31/2010         10.904481         12.221348       27,541.0194
01/01/2011 to 12/31/2011         12.221348         12.023913       30,025.0902
01/01/2012 to 12/31/2012         12.023913         13.563466       29,838.4637
01/01/2013 to 12/31/2013         13.563466         13.527178       28,861.1622
01/01/2014 to 12/31/2014         13.527178         13.504760       25,716.0181
01/01/2015 to 12/31/2015         13.504760         12.775823       24,058.4117
01/01/2016 to 12/31/2016         12.775823         12.721108       24,648.1579
01/01/2017 to 12/31/2017         12.721108         12.574818       23,242.1657
--------------------------       ---------         ---------       -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         16.361582          9.419490      154,187.2780
01/01/2009 to 12/31/2009          9.419490         12.527414      160,189.2800
01/01/2010 to 12/31/2010         12.527414         14.357371      156,170.0263
01/01/2011 to 12/31/2011         14.357371         13.380587      164,363.9824
01/01/2012 to 12/31/2012         13.380587         16.639355      142,299.4059
01/01/2013 to 12/31/2013         16.639355         17.006799      140,017.1389
01/01/2014 to 12/31/2014         17.006799         19.014356      113,404.8164
01/01/2015 to 12/31/2015         19.014356         18.505723       97,285.4612
01/01/2016 to 12/31/2016         18.505723         18.426333       91,693.9287
01/01/2017 to 12/31/2017         18.426333         20.143435       80,097.7387
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008          7.892126          4.747779      205,007.5443
01/01/2009 to 12/31/2009          4.747779          6.231197      210,303.4700
01/01/2010 to 12/31/2010          6.231197          7.613826      203,319.1014
01/01/2011 to 12/31/2011          7.613826          7.759761      182,272.4032
01/01/2012 to 12/31/2012          7.759761          9.076542      185,207.8357
01/01/2013 to 12/31/2013          9.076542         13.044951      289,589.7952
01/01/2014 to 12/31/2014         13.044951         15.309203      388,852.6625
01/01/2015 to 12/31/2015         15.309203         14.501511      301,690.7758
01/01/2016 to 12/31/2016         14.501511         14.697911      198,976.6837
01/01/2017 to 12/31/2017         14.697911         17.179365      167,572.9739
--------------------------       ---------         ---------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE
AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))

05/03/2010 to 12/31/2010        155.513964        160.035224          328.4195
01/01/2011 to 12/31/2011        160.035224        146.053290          309.5836
01/01/2012 to 12/31/2012        146.053290        176.615267        3,628.7479
01/01/2013 to 12/31/2013        176.615267        224.517975        8,314.4105
01/01/2014 to 04/25/2014        224.517975        233.865730            0.0000
--------------------------      ----------        ----------      ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         10.383877          4.651552       31,692.2665
01/01/2009 to 12/31/2009          4.651552          6.334860       52,849.6900
01/01/2010 to 12/31/2010          6.334860          6.711722       88,489.0988
01/01/2011 to 04/29/2011          6.711722          7.138968            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS
MID CAP VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.465093          9.757880          91,362.8861
01/01/2009 to 12/31/2009         9.757880         12.743199          83,013.9100
01/01/2010 to 12/31/2010        12.743199         15.626784          65,999.7393
01/01/2011 to 12/31/2011        15.626784         14.454596          68,293.2644
01/01/2012 to 12/31/2012        14.454596         16.851844          61,174.8283
01/01/2013 to 12/31/2013        16.851844         22.065390          69,612.1547
01/01/2014 to 12/31/2014        22.065390         24.661707          60,140.5669
01/01/2015 to 12/31/2015        24.661707         22.123409          46,963.5373
01/01/2016 to 12/31/2016        22.123409         24.716601          42,420.0101
01/01/2017 to 12/31/2017        24.716601         27.030786          40,124.7571
--------------------------      ---------         ---------          -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.588813         11.429986         247,935.4415
01/01/2009 to 12/31/2009        11.429986         17.494711         246,404.8500
01/01/2010 to 12/31/2010        17.494711         20.104387         221,872.1784
01/01/2011 to 12/31/2011        20.104387         17.016156         189,393.9760
01/01/2012 to 12/31/2012        17.016156         21.708384         194,027.8649
01/01/2013 to 12/31/2013        21.708384         27.961401         246,260.0657
01/01/2014 to 12/31/2014        27.961401         26.002213         250,565.4949
01/01/2015 to 12/31/2015        26.002213         24.505751         241,990.2919
01/01/2016 to 12/31/2016        24.505751         26.167359         158,958.2012
01/01/2017 to 12/31/2017        26.167359         33.690032         129,782.6178
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       1,970,136.2397
01/01/2013 to 12/31/2013         1.048710          1.054430       1,436,191.3463
01/01/2014 to 12/31/2014         1.054430          1.098896       1,225,097.6187
01/01/2015 to 12/31/2015         1.098896          1.039093       1,127,791.8654
01/01/2016 to 12/31/2016         1.039093          1.145846       1,203,846.7354
01/01/2017 to 12/31/2017         1.145846          1.244199       1,236,859.0446
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.557695          7.311136         582,309.5651
01/01/2009 to 12/31/2009         7.311136          9.134319         654,150.8300
01/01/2010 to 12/31/2010         9.134319         10.355646         694,766.4660
01/01/2011 to 12/31/2011        10.355646         10.070573         660,317.2294
01/01/2012 to 12/31/2012        10.070573         11.772115         591,194.3865
01/01/2013 to 12/31/2013        11.772115         15.732268         551,040.8352
01/01/2014 to 12/31/2014        15.732268         16.975188         501,354.4094
01/01/2015 to 12/31/2015        16.975188         15.755453         481,921.6437
01/01/2016 to 12/31/2016        15.755453         18.242135         417,508.0391
01/01/2017 to 12/31/2017        18.242135         21.252165         351,043.2583
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        16.106871          9.741028         169,394.9110
01/01/2009 to 12/31/2009         9.741028         12.867069         312,799.3200
01/01/2010 to 12/31/2010        12.867069         16.026464         169,552.9197
01/01/2011 to 12/31/2011        16.026464         15.648867         116,546.6526
01/01/2012 to 12/31/2012        15.648867         18.261621         113,404.8567
01/01/2013 to 12/31/2013        18.261621         25.267876         109,595.7357
01/01/2014 to 12/31/2014        25.267876         26.914621          96,627.0131
01/01/2015 to 12/31/2015        26.914621         26.112778         114,620.0803
01/01/2016 to 12/31/2016        26.112778         28.722848          86,721.4286
01/01/2017 to 12/31/2017        28.722848         35.535284          74,371.7477
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        11.289575         10.746382       217,743.2733
01/01/2014 to 12/31/2014        10.746382         11.147721       278,294.9602
01/01/2015 to 12/31/2015        11.147721         11.056883       310,133.7782
01/01/2016 to 12/31/2016        11.056883         11.157448       254,230.0614
01/01/2017 to 12/31/2017        11.157448         11.378459       269,414.5921
--------------------------      ---------         ---------       ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(R) BOND SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.038574          8.958531       102,715.0448
01/01/2009 to 12/31/2009         8.958531          9.914745       237,540.3800
01/01/2010 to 12/31/2010         9.914745         10.383763       241,178.5414
01/01/2011 to 12/31/2011        10.383763         10.843343       232,725.6033
01/01/2012 to 12/31/2012        10.843343         11.228709       214,600.0134
01/01/2013 to 04/26/2013        11.228709         11.199946             0.0000
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758       190,883.9505
01/01/2013 to 12/31/2013         1.050758          1.151141       376,549.3488
01/01/2014 to 12/31/2014         1.151141          1.215536       223,821.0550
01/01/2015 to 12/31/2015         1.215536          1.210567       300,123.7078
01/01/2016 to 12/31/2016         1.210567          1.229620       343,666.9811
01/01/2017 to 12/31/2017         1.229620          1.415962       348,167.0842
--------------------------      ---------         ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.056584          7.827887        45,409.4605
01/01/2009 to 12/31/2009         7.827887         10.880671        58,121.0600
01/01/2010 to 12/31/2010        10.880671         13.104428       326,600.9991
01/01/2011 to 12/31/2011        13.104428         12.743706        65,011.6613
01/01/2012 to 12/31/2012        12.743706         14.707991       110,428.5838
01/01/2013 to 12/31/2013        14.707991         17.004709        83,145.8011
01/01/2014 to 12/31/2014        17.004709         17.367049       104,415.2403
01/01/2015 to 12/31/2015        17.367049         17.353207        66,458.0212
01/01/2016 to 12/31/2016        17.353207         17.947357        53,598.2326
01/01/2017 to 12/31/2017        17.947357         21.785425        45,270.4700
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318        42,964.4413
01/01/2014 to 12/31/2014         1.130318          1.219045         6,220.2549
01/01/2015 to 12/31/2015         1.219045          1.188718       788,379.9949
01/01/2016 to 12/31/2016         1.188718          1.224540       806,166.6565
01/01/2017 to 12/31/2017         1.224540          1.396650       749,787.1297
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.994629         10.236813       413,505.8768
01/01/2009 to 12/31/2009        10.236813         13.294221       432,602.6600
01/01/2010 to 12/31/2010        13.294221         14.619173       453,184.3811
01/01/2011 to 12/31/2011        14.619173         12.884600       418,305.5153
01/01/2012 to 12/31/2012        12.884600         14.842148       381,277.3753
01/01/2013 to 12/31/2013        14.842148         17.471762       331,160.6856
01/01/2014 to 12/31/2014        17.471762         16.047577       307,264.6719
01/01/2015 to 12/31/2015        16.047577         15.559333       291,609.7256
01/01/2016 to 12/31/2016        15.559333         15.223933       279,164.9027
01/01/2017 to 12/31/2017        15.223933         19.258908       241,998.5436
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303               0.0000
01/01/2015 to 12/31/2015         1.036303          0.966894               0.0000
01/01/2016 to 12/31/2016         0.966894          1.060567          66,313.7846
01/01/2017 to 12/31/2017         1.060567          1.178791          95,527.9818
--------------------------       --------          --------          -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.186705         11.200179         236,684.3964
01/01/2009 to 12/31/2009        11.200179         13.050909         354,047.1100
01/01/2010 to 12/31/2010        13.050909         13.882186         468,983.9171
01/01/2011 to 12/31/2011        13.882186         15.230028         498,093.5271
01/01/2012 to 12/31/2012        15.230028         16.405011         502,546.6561
01/01/2013 to 12/31/2013        16.405011         14.691194         463,377.5753
01/01/2014 to 12/31/2014        14.691194         14.920994         422,716.8845
01/01/2015 to 12/31/2015        14.920994         14.270235         394,345.3752
01/01/2016 to 12/31/2016        14.270235         14.787955         369,036.6178
01/01/2017 to 12/31/2017        14.787955         15.103670         366,133.7098
--------------------------      ---------         ---------         ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.388910         13.269677       1,836,957.9602
01/01/2009 to 12/31/2009        13.269677         15.459765       3,388,891.8900
01/01/2010 to 12/31/2010        15.459765         16.506947       2,601,342.1859
01/01/2011 to 12/31/2011        16.506947         16.810768       4,369,826.5175
01/01/2012 to 12/31/2012        16.810768         18.130822       3,621,705.7134
01/01/2013 to 12/31/2013        18.130822         17.553861       2,480,474.9718
01/01/2014 to 12/31/2014        17.553861         18.053464       1,701,994.2008
01/01/2015 to 12/31/2015        18.053464         17.821192       1,554,839.3493
01/01/2016 to 12/31/2016        17.821192         18.050091       1,388,473.9686
01/01/2017 to 12/31/2017        18.050091         18.619489       1,288,915.5935
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.783430         10.957512          14,714.9789
01/01/2013 to 12/31/2013        10.957512         10.327163          23,172.5086
01/01/2014 to 12/31/2014        10.327163         10.964080          31,791.3097
01/01/2015 to 12/31/2015        10.964080         10.869017          30,196.5387
01/01/2016 to 12/31/2016        10.869017         10.869961          31,656.7943
01/01/2017 to 12/31/2017        10.869961         11.008908          25,308.0791
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.216374         10.760741           6,487.8784
01/01/2014 to 12/31/2014        10.760741         11.539586          21,354.3745
01/01/2015 to 12/31/2015        11.539586         11.248011          26,801.5892
01/01/2016 to 12/31/2016        11.248011         11.609667          23,755.7713
01/01/2017 to 12/31/2017        11.609667         13.347780          21,580.6887
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762          1.068883         864,213.2742
01/01/2013 to 12/31/2013         1.068883          1.161756       2,515,162.8295
01/01/2014 to 12/31/2014         1.161756          1.235499       2,187,907.0806
01/01/2015 to 12/31/2015         1.235499          1.208822       1,153,134.0044
01/01/2016 to 12/31/2016         1.208822          1.260662         946,990.8419
01/01/2017 to 12/31/2017         1.260662          1.422324         586,328.0542
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         8.431507           8.599158     2,787,693.6433
01/01/2009 to 12/31/2009         8.599158          10.600545     3,031,686.8500
01/01/2010 to 12/31/2010        10.600545          11.744313     3,157,363.8325
01/01/2011 to 12/31/2011        11.744313          11.715944     3,262,408.5909
01/01/2012 to 12/31/2012        11.715944          13.049283     3,064,343.5324
01/01/2013 to 12/31/2013        13.049283          14.546415     2,761,173.7369
01/01/2014 to 12/31/2014        14.546415          15.193036     2,463,195.1784
01/01/2015 to 12/31/2015        15.193036          14.702394     2,241,202.4231
01/01/2016 to 12/31/2016        14.702394          15.351912     2,106,057.3879
01/01/2017 to 12/31/2017        15.351912          17.557565     1,923,454.4613
--------------------------      ---------          ---------     --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

11/10/2008 to 12/31/2008         7.806825           7.883723     1,040,729.3647
01/01/2009 to 12/31/2009         7.883723          10.046366     1,164,698.6100
01/01/2010 to 12/31/2010        10.046366          11.320254     1,203,297.2382
01/01/2011 to 12/31/2011        11.320254          10.936433     1,205,631.5408
01/01/2012 to 12/31/2012        10.936433          12.417139     1,201,084.7539
01/01/2013 to 12/31/2013        12.417139          14.471865     1,265,991.1343
01/01/2014 to 12/31/2014        14.471865          15.053334     1,179,114.4909
01/01/2015 to 12/31/2015        15.053334          14.515517       998,031.9703
01/01/2016 to 12/31/2016        14.515517          15.313728       889,648.7046
01/01/2017 to 12/31/2017        15.313728          18.084793       687,043.5293
--------------------------      ---------          ---------     --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        58.235221          36.597630       428,888.4437
01/01/2009 to 12/31/2009        36.597630          42.769476       429,098.2600
01/01/2010 to 12/31/2010        42.769476          49.402240       411,027.0587
01/01/2011 to 12/31/2011        49.402240          46.809866       360,610.0337
01/01/2012 to 12/31/2012        46.809866          54.508674       317,553.3809
01/01/2013 to 12/31/2013        54.508674          71.977697       268,672.1838
01/01/2014 to 12/31/2014        71.977697          80.483634       228,419.9962
01/01/2015 to 12/31/2015        80.483634          76.595331       208,388.7533
01/01/2016 to 12/31/2016        76.595331          87.660534       179,820.2522
01/01/2017 to 12/31/2017        87.660534         101.197115       151,112.9155
--------------------------      ---------         ----------     --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.812864           5.835734       633,847.6083
01/01/2009 to 12/31/2009         5.835734           8.379729       984,254.2900
01/01/2010 to 12/31/2010         8.379729          10.561395       937,799.2986
01/01/2011 to 12/31/2011        10.561395          10.253499       556,215.8988
01/01/2012 to 12/31/2012        10.253499          11.505166       495,214.1034
01/01/2013 to 12/31/2013        11.505166          15.510711       496,759.3974
01/01/2014 to 12/31/2014        15.510711          17.266223       413,393.0104
01/01/2015 to 12/31/2015        17.266223          18.180606       339,700.6982
01/01/2016 to 12/31/2016        18.180606          19.061252       313,855.5663
01/01/2017 to 12/31/2017        19.061252          23.471390       264,684.2471
--------------------------      ---------         ----------     --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008        25.455881         16.783283         498,570.9496
01/01/2009 to 12/31/2009        16.783283         20.962355         484,186.6300
01/01/2010 to 12/31/2010        20.962355         25.973885         457,734.9255
01/01/2011 to 12/31/2011        25.973885         24.690934         413,436.2833
01/01/2012 to 12/31/2012        24.690934         27.952215         338,253.9549
01/01/2013 to 12/31/2013        27.952215         35.952829         277,223.5128
01/01/2014 to 12/31/2014        35.952829         38.910717         231,599.9686
01/01/2015 to 12/31/2015        38.910717         34.958606         211,564.5559
01/01/2016 to 12/31/2016        34.958606         39.857152         190,927.3756
01/01/2017 to 12/31/2017        39.857152         43.071564         170,731.2790
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        13.296585         14.601457         201,491.0416
01/01/2014 to 12/31/2014        14.601457         13.931004         240,721.1247
01/01/2015 to 12/31/2015        13.931004         13.452671         154,633.7100
01/01/2016 to 12/31/2016        13.452671         13.949597         126,195.3264
01/01/2017 to 12/31/2017        13.949597         18.574226         100,123.6819
--------------------------      ---------         ---------         ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(R)
INTERNATIONAL SUB-ACCOUNT (CLASS C))

04/28/2008 to 12/31/2008        10.088572          6.059120         130,383.0723
01/01/2009 to 12/31/2009         6.059120          8.526167         288,323.3200
01/01/2010 to 12/31/2010         8.526167          8.996195         320,177.4014
01/01/2011 to 12/31/2011         8.996195          7.611678         319,026.9482
01/01/2012 to 12/31/2012         7.611678          8.823283         325,271.3533
01/01/2013 to 04/26/2013         8.823283          9.153894               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.777221         10.914141       1,219,381.8091
01/01/2009 to 12/31/2009        10.914141         10.800453       1,108,920.4500
01/01/2010 to 12/31/2010        10.800453         10.660952         791,077.1149
01/01/2011 to 12/31/2011        10.660952         10.523629         722,672.9733
01/01/2012 to 12/31/2012        10.523629         10.386964         703,985.3055
01/01/2013 to 12/31/2013        10.386964         10.252804         810,018.4087
01/01/2014 to 12/31/2014        10.252804         10.120377         460,779.3826
01/01/2015 to 12/31/2015        10.120377          9.989661         360,977.5767
01/01/2016 to 12/31/2016         9.989661          9.871691         326,747.5581
01/01/2017 to 12/31/2017         9.871691          9.806376         297,502.2467
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.138773         14.428629          93,763.6618
01/01/2015 to 12/31/2015        14.428629         14.158877          90,078.0584
01/01/2016 to 12/31/2016        14.158877         14.609129         108,604.5096
01/01/2017 to 12/31/2017        14.609129         15.420652         155,632.1869
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.691964          9.157310       1,459,289.2595
01/01/2009 to 12/31/2009         9.157310         11.109695       2,334,215.5600
01/01/2010 to 12/31/2010        11.109695         12.161825       2,740,538.5835
01/01/2011 to 12/31/2011        12.161825         12.218191       2,925,213.1822
01/01/2012 to 12/31/2012        12.218191         13.375464       2,824,903.5159
01/01/2013 to 12/31/2013        13.375464         14.401451       2,245,304.8176
01/01/2014 to 04/25/2014        14.401451         14.524510               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.192163          8.854726        3,036,575.9505
01/01/2009 to 12/31/2009         8.854726         11.020404        3,870,580.0800
01/01/2010 to 12/31/2010        11.020404         12.226944        4,641,933.6354
01/01/2011 to 12/31/2011        12.226944         12.055244        4,757,301.0599
01/01/2012 to 12/31/2012        12.055244         13.373515        4,563,756.9413
01/01/2013 to 12/31/2013        13.373515         15.078692        4,404,433.0490
01/01/2014 to 04/25/2014        15.078692         15.150236                0.0000
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.522958         14.939452        6,100,832.4826
01/01/2015 to 12/31/2015        14.939452         14.588222        5,229,165.7499
01/01/2016 to 12/31/2016        14.588222         15.276432        4,724,666.4652
01/01/2017 to 12/31/2017        15.276432         16.684472        4,104,182.1178
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.580234          8.451645       12,103,070.9155
01/01/2009 to 12/31/2009         8.451645         10.706411       14,973,177.8600
01/01/2010 to 12/31/2010        10.706411         12.003908       16,550,276.5524
01/01/2011 to 12/31/2011        12.003908         11.647420       16,989,816.7331
01/01/2012 to 12/31/2012        11.647420         13.097782       16,300,284.3794
01/01/2013 to 12/31/2013        13.097782         15.439211       15,113,912.2201
01/01/2014 to 04/25/2014        15.439211         15.465784                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        15.464132         16.028157       13,854,808.1444
01/01/2015 to 12/31/2015        16.028157         15.620560       12,690,271.6064
01/01/2016 to 12/31/2016        15.620560         16.514354       11,529,251.7063
01/01/2017 to 12/31/2017        16.514354         18.703090       10,390,193.5834
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.241565          8.120740       14,788,093.7682
01/01/2009 to 12/31/2009         8.120740         10.428495       15,338,430.2500
01/01/2010 to 12/31/2010        10.428495         11.888337       14,568,943.4534
01/01/2011 to 12/31/2011        11.888337         11.280553       13,717,285.7434
01/01/2012 to 12/31/2012        11.280553         12.884423       12,456,807.1299
01/01/2013 to 12/31/2013        12.884423         16.013844       12,676,191.6422
01/01/2014 to 04/25/2014        16.013844         15.954170                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.998575          7.038489          417,605.7008
01/01/2009 to 12/31/2009         7.038489          8.931219        1,251,328.9000
01/01/2010 to 12/31/2010         8.931219          9.701527        1,364,370.0984
01/01/2011 to 12/31/2011         9.701527          9.407894        1,357,682.8017
01/01/2012 to 12/31/2012         9.407894         10.783002        1,296,829.1911
01/01/2013 to 04/26/2013        10.783002         11.612168                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        15.941182         16.617936       11,420,575.8948
01/01/2015 to 12/31/2015        16.617936         16.125078       10,315,298.3003
01/01/2016 to 12/31/2016        16.125078         17.212553        9,252,573.0605
01/01/2017 to 12/31/2017        17.212553         20.246539        8,011,970.8808
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.652392          8.853884         151,378.3014
01/01/2009 to 12/31/2009         8.853884         12.340053         144,169.8200
01/01/2010 to 12/31/2010        12.340053         13.978623         126,489.2256
01/01/2011 to 12/31/2011        13.978623         14.694020         112,827.1680
01/01/2012 to 12/31/2012        14.694020         16.182973         106,739.8611
01/01/2013 to 12/31/2013        16.182973         21.805972         107,910.9396
01/01/2014 to 12/31/2014        21.805972         21.884643         101,816.5371
01/01/2015 to 12/31/2015        21.884643         19.514168          98,387.6355
01/01/2016 to 12/31/2016        19.514168         23.625404          87,056.3766
01/01/2017 to 12/31/2017        23.625404         26.245405          79,501.8766
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008        10.066059         10.137618              69.1893
01/01/2009 to 12/31/2009        10.137618         14.281201           8,620.2200
01/01/2010 to 12/31/2010        14.281201         17.281226           8,605.4646
01/01/2011 to 12/31/2011        17.281226         14.286034          33,564.7410
01/01/2012 to 12/31/2012        14.286034         16.625196          22,684.1041
01/01/2013 to 12/31/2013        16.625196         20.940119          21,070.1712
01/01/2014 to 12/31/2014        20.940119         19.285912          24,338.1487
01/01/2015 to 12/31/2015        19.285912         20.132407          24,304.3065
01/01/2016 to 12/31/2016        20.132407         21.030225          17,871.7156
01/01/2017 to 12/31/2017        21.030225         27.079955          19,491.4592
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        52.831122         53.809528          22,573.5623
01/01/2017 to 12/31/2017        53.809528         63.107265          23,726.5059
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        13.603770         16.688680          76,202.9300
01/01/2010 to 12/31/2010        16.688680         19.097595          65,073.8798
01/01/2011 to 12/31/2011        19.097595         17.932990          55,534.2858
01/01/2012 to 12/31/2012        17.932990         19.536993          52,280.1676
01/01/2013 to 12/31/2013        19.536993         25.593388          39,506.1882
01/01/2014 to 12/31/2014        25.593388         28.024451          37,288.6357
01/01/2015 to 12/31/2015        28.024451         27.593167          28,999.6357
01/01/2016 to 04/29/2016        27.593167         27.774621               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        15.103332          9.025430       1,272,192.9266
01/01/2009 to 12/31/2009         9.025430         11.744348       1,345,709.7400
01/01/2010 to 12/31/2010        11.744348         12.962618       1,563,307.0915
01/01/2011 to 12/31/2011        12.962618         12.260793       1,170,765.0988
01/01/2012 to 12/31/2012        12.260793         13.638720       1,063,171.7343
01/01/2013 to 12/31/2013        13.638720         17.976382       1,008,459.8663
01/01/2014 to 12/31/2014        17.976382         19.597857         869,054.2894
01/01/2015 to 12/31/2015        19.597857         19.783193         673,372.0791
01/01/2016 to 12/31/2016        19.783193         20.924343         591,154.4588
01/01/2017 to 12/31/2017        20.924343         24.562676         517,513.4426
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        15.157349         18.081245          31,794.4233
01/01/2014 to 12/31/2014        18.081245         19.788822          20,929.1218
01/01/2015 to 12/31/2015        19.788822         20.041923          20,734.0029
01/01/2016 to 12/31/2016        20.041923         20.803413          17,842.1338
01/01/2017 to 12/31/2017        20.803413         25.656031          15,905.2433
--------------------------      ---------         ---------          -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        15.686606          8.005137          50,547.2214
01/01/2009 to 12/31/2009         8.005137         11.628611          57,550.6000
01/01/2010 to 12/31/2010        11.628611         14.596416          60,121.0792
01/01/2011 to 12/31/2011        14.596416         13.332640          33,122.7674
01/01/2012 to 12/31/2012        13.332640         13.951718          31,367.3501
01/01/2013 to 04/26/2013        13.951718         15.059331               0.0000
--------------------------      ---------         ---------          -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.089520          8.198138         409,304.1269
01/01/2009 to 12/31/2009         8.198138         11.293795         442,216.3200
01/01/2010 to 12/31/2010        11.293795         12.409247         411,348.6585
01/01/2011 to 12/31/2011        12.409247         12.276458         355,159.3390
01/01/2012 to 12/31/2012        12.276458         14.002167         545,620.2428
01/01/2013 to 12/31/2013        14.002167         18.898229         497,005.9457
01/01/2014 to 12/31/2014        18.898229         20.285133         400,668.1043
01/01/2015 to 12/31/2015        20.285133         22.133484         346,682.2868
01/01/2016 to 12/31/2016        22.133484         21.819252         323,687.6804
01/01/2017 to 12/31/2017        21.819252         29.504939         254,699.3009
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.985542          5.735714           5,788.3869
01/01/2009 to 12/31/2009         5.735714          6.978023          12,679.3500
01/01/2010 to 12/31/2010         6.978023          7.947595       1,115,559.7319
01/01/2011 to 12/31/2011         7.947595          7.543923          31,483.4344
01/01/2012 to 12/31/2012         7.543923          8.389614          49,478.4035
01/01/2013 to 04/26/2013         8.389614          9.018898               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.367771          5.532204         510,814.1805
01/01/2009 to 12/31/2009         5.532204          7.847238         458,516.6000
01/01/2010 to 12/31/2010         7.847238          8.473780         442,541.7263
01/01/2011 to 12/31/2011         8.473780          8.249075         394,919.7415
01/01/2012 to 04/27/2012         8.249075          9.283200               0.0000
--------------------------      ---------         ---------       --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        14.569022         15.090255           3,015.0700
01/01/2010 to 12/31/2010        15.090255         15.737050           9,840.3362
01/01/2011 to 12/31/2011        15.737050         16.645052          10,146.9500
01/01/2012 to 12/31/2012        16.645052         17.017605          35,296.3914
01/01/2013 to 12/31/2013        17.017605         16.366043          24,707.0658
01/01/2014 to 12/31/2014        16.366043         17.036667          34,996.6086
01/01/2015 to 12/31/2015        17.036667         16.807150          27,630.7225
01/01/2016 to 12/31/2016        16.807150         16.936216          25,228.5556
01/01/2017 to 12/31/2017        16.936216         17.209161          25,507.1139
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/04/2009 to 12/31/2009        11.179204         13.943832             6.6100
01/01/2010 to 12/31/2010        13.943832         17.331163         2,651.8491
01/01/2011 to 12/31/2011        17.331163         16.724655         2,487.2729
01/01/2012 to 12/31/2012        16.724655         19.357826         9,961.4034
01/01/2013 to 12/31/2013        19.357826         25.366238         7,377.3226
01/01/2014 to 12/31/2014        25.366238         27.345252         8,723.9168
01/01/2015 to 12/31/2015        27.345252         26.269357        30,286.6637
01/01/2016 to 12/31/2016        26.269357         31.137512        12,937.4775
01/01/2017 to 12/31/2017        31.137512         35.532236        12,279.9226
--------------------------      ---------         ---------        -----------

METLIFE MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009         9.325674         12.025392         2,768.6000
01/01/2010 to 12/31/2010        12.025392         12.791765         4,112.2175
01/01/2011 to 12/31/2011        12.791765         11.029218         6,562.3348
01/01/2012 to 12/31/2012        11.029218         12.838985        35,061.5837
01/01/2013 to 12/31/2013        12.838985         15.389934        36,601.2929
01/01/2014 to 12/31/2014        15.389934         14.229479        58,020.2836
01/01/2015 to 12/31/2015        14.229479         13.861585        33,006.8546
01/01/2016 to 12/31/2016        13.861585         13.815092        23,705.0297
01/01/2017 to 12/31/2017        13.815092         16.984266        27,404.8517
--------------------------      ---------         ---------        -----------

METLIFE RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(R) INDEX
SUB-ACCOUNT (CLASS G))

05/04/2009 to 12/31/2009        11.560189         14.238122             0.0000
01/01/2010 to 12/31/2010        14.238122         17.785176         5,848.4377
01/01/2011 to 12/31/2011        17.785176         16.796145        15,085.3390
01/01/2012 to 12/31/2012        16.796145         19.221546        24,561.1856
01/01/2013 to 12/31/2013        19.221546         26.206184        25,114.9406
01/01/2014 to 12/31/2014        26.206184         27.091268        21,507.8456
01/01/2015 to 12/31/2015        27.091268         25.528264        20,800.7517
01/01/2016 to 12/31/2016        25.528264         30.471454        19,985.7183
01/01/2017 to 12/31/2017        30.471454         34.379898        18,537.1039
--------------------------      ---------         ---------        -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.820181          8.558483       109,635.4408
01/01/2009 to 12/31/2009         8.558483         10.637702       205,547.4100
01/01/2010 to 12/31/2010        10.637702         12.021908       175,351.4839
01/01/2011 to 12/31/2011        12.021908         12.061008       150,814.0012
01/01/2012 to 12/31/2012        12.061008         13.741140       152,235.9223
01/01/2013 to 12/31/2013        13.741140         17.863205       140,673.4160
01/01/2014 to 12/31/2014        17.863205         19.942122       114,690.6091
01/01/2015 to 12/31/2015        19.942122         19.864338       114,655.3561
01/01/2016 to 12/31/2016        19.864338         21.839640       105,779.0164
01/01/2017 to 12/31/2017        21.839640         26.135595        87,901.3932
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        19.178853         22.424400       488,142.6052
01/01/2014 to 12/31/2014        22.424400         24.472630       449,829.2883
01/01/2015 to 12/31/2015        24.472630         24.068496       412,863.3288
01/01/2016 to 12/31/2016        24.068496         27.106389       374,556.9102
01/01/2017 to 12/31/2017        27.106389         31.461750       318,708.1374
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.604697        70,591.0452
01/01/2009 to 12/31/2009         6.604697          8.141697       370,610.8500
01/01/2010 to 12/31/2010         8.141697          8.922471       652,603.8249
01/01/2011 to 12/31/2011         8.922471          8.759302       764,814.1768
01/01/2012 to 12/31/2012         8.759302          9.848736       698,590.2703
01/01/2013 to 04/26/2013         9.848736         10.791833             0.0000
--------------------------       --------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.331335         25.406323        93,561.1088
01/01/2014 to 12/31/2014        25.406323         25.002832        81,110.6111
01/01/2015 to 12/31/2015        25.002832         24.773678        70,172.8203
01/01/2016 to 12/31/2016        24.773678         28.951791        63,752.2491
01/01/2017 to 12/31/2017        28.951791         33.005218        55,445.5675
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.756529          9.595726       153,906.5093
01/01/2009 to 12/31/2009         9.595726         12.953774       152,000.2600
01/01/2010 to 12/31/2010        12.953774         15.709433       142,323.9004
01/01/2011 to 12/31/2011        15.709433         14.688795       126,179.1685
01/01/2012 to 12/31/2012        14.688795         15.264435       122,573.7035
01/01/2013 to 04/26/2013        15.264435         16.556111             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        17.679193         22.338144       291,878.5297
01/01/2014 to 12/31/2014        22.338144         23.995717       240,922.1525
01/01/2015 to 12/31/2015        23.995717         26.175789       223,401.6961
01/01/2016 to 12/31/2016        26.175789         26.233477       224,158.2918
01/01/2017 to 12/31/2017        26.233477         34.564517       184,758.8906
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         6.431316          3.526189        84,001.8777
01/01/2009 to 12/31/2009         3.526189          5.533372       110,255.3900
01/01/2010 to 12/31/2010         5.533372          6.974360        95,815.1551
01/01/2011 to 12/31/2011         6.974360          6.203232        77,236.9680
01/01/2012 to 12/31/2012         6.203232          6.864666        76,825.1047
01/01/2013 to 04/26/2013         6.864666          7.180810             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        11.633525         14.804435        14,490.6000
01/01/2010 to 12/31/2010        14.804435         18.854763        23,302.8975
01/01/2011 to 12/31/2011        18.854763         15.508279        35,580.0950
01/01/2012 to 12/31/2012        15.508279         15.701587        38,479.6942
01/01/2013 to 12/31/2013        15.701587         17.165667        20,598.5399
01/01/2014 to 12/31/2014        17.165667         13.754473        24,458.8435
01/01/2015 to 12/31/2015        13.754473          9.129253        21,169.1613
01/01/2016 to 12/31/2016         9.129253         12.952943        18,765.9939
01/01/2017 to 12/31/2017        12.952943         12.691359        21,708.5681
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        30.643757         31.805345       217,544.3923
01/01/2017 to 12/31/2017        31.805345         33.886110       201,168.8080
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     19.530893         15.691614          632,855.7845
01/01/2009 to 12/31/2009     15.691614         21.184702          612,561.6200
01/01/2010 to 12/31/2010     21.184702         23.622434          587,544.1006
01/01/2011 to 12/31/2011     23.622434         24.357741          519,164.0967
01/01/2012 to 12/31/2012     24.357741         27.154250          463,516.9708
01/01/2013 to 12/31/2013     27.154250         28.942193          334,692.1121
01/01/2014 to 12/31/2014     28.942193         29.947945          285,075.5190
01/01/2015 to 12/31/2015     29.947945         28.918367          250,711.1221
01/01/2016 to 04/29/2016     28.918367         29.807092                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)

05/02/2016 to 12/31/2016     31.269438         32.483167           26,599.0333
01/01/2017 to 12/31/2017     32.483167         34.625211           24,826.2575
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))

05/03/2010 to 12/31/2010     24.171167         25.405794              446.2357
01/01/2011 to 12/31/2011     25.405794         25.945508           10,849.3749
01/01/2012 to 12/31/2012     25.945508         28.542174           23,191.3929
01/01/2013 to 12/31/2013     28.542174         28.571028           38,499.4028
01/01/2014 to 12/31/2014     28.571028         29.454919           44,832.6731
01/01/2015 to 12/31/2015     29.454919         28.650770           38,999.7344
01/01/2016 to 04/29/2016     28.650770         29.370884                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     16.814588         16.508505           30,860.0092
01/01/2009 to 12/31/2009     16.508505         16.960174           28,022.3200
01/01/2010 to 12/31/2010     16.960174         17.660648           36,653.6313
01/01/2011 to 12/31/2011     17.660648         18.351099           63,876.4293
01/01/2012 to 12/31/2012     18.351099         18.664872           61,639.3762
01/01/2013 to 12/31/2013     18.664872         18.257014           62,065.6587
01/01/2014 to 12/31/2014     18.257014         18.480764           61,122.8734
01/01/2015 to 12/31/2015     18.480764         18.298079           53,958.1827
01/01/2016 to 12/31/2016     18.298079         18.246206           22,882.5215
01/01/2017 to 12/31/2017     18.246206         18.313039           20,809.0384

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS


The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing):
Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II (formerly Metropolitan Series
Fund): Western Asset Management Strategic Bond Opportunities Portfolio (Class
E) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: American Funds(R) International Portfolio (Class
  C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);


o Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);


o Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class
  B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).



Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio)

     merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        Seeks high total investment return.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio (Class B)#                         appreciation and growth of income.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        BlackRock Advisors, LLC
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              Company(SM)
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                         Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)        consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid    securities of mid-sized companies.
 Cap Value Portfolio)
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B) (formerly
 Goldman Sachs Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio              Seeks a competitive total return primarily
 (Class B)                                    from investing in fixed-income securities.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)        Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid    Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B) (formerly          Subadviser: Wells Capital Management
 Goldman Sachs Mid Cap Value Portfolio)       (formerly Goldman Sachs Asset
                                              Management, L.P.)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio              Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: BlackRock Advisors, LLC

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class B)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 VanEck Global Natural Resources             Seeks long-term capital appreciation with
 Portfolio (Class B)#                        income as a secondary consideration.
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 VanEck Global Natural Resources             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                        Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 5%. Depending on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits -- Guaranteed Income Benefits.") The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000.Prior to annuitization, your Account Value fluctuates above and below your initial Purchase

      Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







     (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
      Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.




[GRAPHIC APPEARS HERE]







     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.




[GRAPHIC APPEARS HERE]







(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


Graphic Example
---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.(The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)



[GRAPHIC APPEARS HERE]

  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.




[GRAPHIC APPEARS HERE]







(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


      3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the

Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals)through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.




[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB -- How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

                      This page intentionally left blank.

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2018              $100,000
   B    Account Value                                  9/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2020              $  9,000
   G    Percentage Reduction in Account                9/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2020              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2018              $100,000
   B    Account Value                                       9/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2020              $  9,000
   G    Percentage Reduction in Account                     9/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2020              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2018             $100,000
    B    Account Value                           9/1/2019 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2019             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2019             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2019          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2020 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2020             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2020          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2020             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2020             $  9,000
    G    Percentage Reduction in Account                 9/2/2020                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2020             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2020          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2020          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2020             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


  (For contracts issued with the Enhanced Death Benefit I rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit I rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C





                                                                        CLASS AA






                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 52 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 51 Investment Portfolios listed below.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

     Invesco V.I. International Growth Fund




BRIGHTHOUSE FUNDS TRUST I

     AB Global Dynamic Allocation Portfolio (Class B)


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Templeton Foreign VIP Fund

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)


     Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth
         Fund)



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 95 of this prospectus. For a free copy of the SAI, call us at (888) 562-2027, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  5
FEE TABLES AND EXAMPLES..................................  7
1. THE ANNUITY CONTRACT.................................. 15
2. PURCHASE.............................................. 15
     Purchase Payments................................... 16
     Termination for Low Account Value................... 16
     Allocation of Purchase Payments..................... 17
     Investment Allocation Restrictions for Certain
       Riders............................................ 18
     Free Look........................................... 21
     Accumulation Units.................................. 21
     Account Value....................................... 22
     Replacement of Contracts............................ 22
3. INVESTMENT OPTIONS.................................... 22
     Investment Portfolios That Are Funds-of-Funds....... 25
     Transfers........................................... 26
     Dollar Cost Averaging Programs...................... 29
     Three Month Market Entry Program.................... 30
     Automatic Rebalancing Program....................... 31
     Voting Rights....................................... 31
     Substitution of Investment Options.................. 31
4. EXPENSES.............................................. 31
     Product Charges..................................... 31
     Account Fee......................................... 33
     Guaranteed Minimum Income
       Benefit -- Rider Charge........................... 33
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 34
     Guaranteed Minimum Accumulation
       Benefit -- Rider Charge........................... 36
     Withdrawal Charge................................... 36
     Reduction or Elimination of the Withdrawal
       Charge............................................ 37
     Premium and Other Taxes............................. 37
     Transfer Fee........................................ 37
     Income Taxes........................................ 38
     Investment Portfolio Expenses....................... 38
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 38
     Annuity Date........................................ 38
     Annuity Payments.................................... 38
     Annuity Options..................................... 39
     Variable Annuity Payments........................... 40
     Fixed Annuity Payments.............................. 41
6. ACCESS TO YOUR MONEY.................................. 41
     Systematic Withdrawal Program....................... 42
     Suspension of Payments or Transfers................. 43
7. LIVING BENEFITS....................................... 43
     Overview of Living Benefit Riders................... 43
     Guaranteed Income Benefits.......................... 44
     Description of GMIB Plus II......................... 45
     Description of GMIB Plus I.......................... 50
     Description of GMIB II.............................. 51
     Description of GMIB I............................... 52
     Guaranteed Withdrawal Benefits...................... 53
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 54
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 61
     Description of the Enhanced Guaranteed
       Withdrawal Benefit................................ 62
     Guaranteed Minimum Accumulation Benefit............. 67
8. PERFORMANCE........................................... 69
9. DEATH BENEFIT......................................... 70
     Upon Your Death..................................... 70
     Standard Death Benefit -- Principal Protection...... 70
     Optional Death Benefit -- Annual Step-Up............ 71
     Optional Death Benefit -- Enhanced Death
       Benefit I......................................... 71
     Optional Death Benefit -- Compounded-Plus........... 74
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 75
     General Death Benefit Provisions.................... 75
     Spousal Continuation................................ 76
     Death of the Annuitant.............................. 77
     Controlled Payout................................... 77
10. FEDERAL INCOME TAX STATUS............................ 77
     Non-Qualified Contracts............................. 77
     Qualified Contracts................................. 81
11. OTHER INFORMATION.................................... 88
     BLIC................................................ 88
     The Separate Account................................ 88
     Distributor......................................... 89
     Selling Firms....................................... 89
     Requests and Elections.............................. 90
     Ownership........................................... 92
     Legal Proceedings................................... 92
     Financial Statements................................ 93

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  93
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Guaranteed Minimum Income Benefit Examples........ D-1
APPENDIX E............................................. E-1
     Guaranteed Withdrawal Benefit Examples............ E-1
APPENDIX F............................................. F-1
     Death Benefit Examples............................ F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 22
Accumulation Phase....................................................... 15
Accumulation Unit........................................................ 21
Annual Benefit Payment..................................... 56 and 63
Annuitant................................................................ 92
Annuity Date............................................................. 38
Annuity Options.......................................................... 39
Annuity Payments......................................................... 38
Annuity Service Center..................................................... 6
Annuity Units............................................................ 39
Beneficiary.............................................................. 92
Benefit Base............................................................. 62
Business Day............................................................. 17
Contract Year............................................................ 16
Death Benefit Base....................................................... 71
Fixed Account............................................................ 15
Free Look................................................................ 21
Good Order............................................................... 91
Guaranteed Accumulation Amount........................................... 67
Guaranteed Withdrawal Amount............................................. 63
GWB Withdrawal Rate...................................................... 63
Income Base.............................................................. 45
Income Phase............................................................. 15
Investment Portfolios.................................................... 22
Joint Owners............................................................. 92
Owner.................................................................... 92
Purchase Payment......................................................... 16
Remaining Guaranteed Withdrawal Amount................................... 55
Separate Account......................................................... 88
Total Guaranteed Withdrawal Amount....................................... 54

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                 (888) 562-2027


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)                            1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 4)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.90%

--------------------------------------------------------------------------------


 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")




 Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the
 T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class
 B).



 Note 4. See below for an additional optional death benefit rider, the Enhanced Death Benefit I, for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES
(as a percentage of the Income Base (Note 2))

  GMIB Plus II -- maximum charge                                      1.50%

  GMIB Plus II -- current charge                                      1.00%


  GMIB Plus I -- maximum charge                                       1.50%

  GMIB Plus I -- current charge                                       0.80%


  GMIB II and GMIB I                                                  0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
---------------------------------------------------------------------

  Single Life version -- maximum charge                               1.60%

  Single Life version -- current charge                               1.25%


  Joint Life version -- maximum charge                                1.80%

  Joint Life version -- current charge                                1.50%


  Lifetime Withdrawal Guarantee I
---------------------------------------------------------------------

  Single Life version -- maximum charge                               0.95%

  Single Life version -- current charge                               0.50%


  Joint Life version -- maximum charge                                1.40%

  Joint Life version -- current charge                                0.70%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit I rider may be elected with. Certain rider charges for contracts issued before February 24, 2008 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus II and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))



  Enhanced Guaranteed Withdrawal Benefit -- maximum charge               1.00%

  Enhanced Guaranteed Withdrawal Benefit -- current charge               0.55%



  Guaranteed Withdrawal Benefit I -- maximum charge                      0.95%

  Guaranteed Withdrawal Benefit I -- current charge                      0.50%


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER CHARGE
  (as a percentage of the Guaranteed Accumulation Amount (Note 5))       0.75%


  ENHANCED DEATH BENEFIT RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 6))



  Enhanced Death Benefit I -- maximum charge                             1.50%

  Enhanced Death Benefit I (issue age 69 or younger) -- current charge   0.65%

  Enhanced Death Benefit I (issue age 70-75) -- current charge           0.90%


--------------------------------------------------------------------------------

 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")



 Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



 Note 6. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I." The Enhanced Death Benefit I rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund          0.71%         0.25%        0.22%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation           0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation             0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation           0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio           0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio              0.85%         0.25%        0.03%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund         0.01%       1.19%         0.01%         1.18%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation          0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation            0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Moderate Allocation          0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio          0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio               --        1.13%         0.02%         1.11%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%        0.05%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%        0.04%
  Portfolio

 PanAgora Global Diversified Risk               0.65%         0.25%        0.16%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.06%
  Portfolio

 BlackRock Bond Income Portfolio                0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio       0.69%          --          0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.07%
  Portfolio

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                 0.47%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.56%         0.25%        0.04%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                        0.44%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                     0.77%         0.25%        0.05%

PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                     0.60%         0.15%        0.01%

 PIMCO Low Duration Portfolio                   0.50%         0.15%         --

PUTNAM VARIABLE TRUST
 Putnam VT Sustainable Leaders Fund             0.55%         0.25%        0.12%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 JPMorgan Global Active Allocation               --        1.02%         0.06%         0.96%
  Portfolio

 MetLife Multi-Index Targeted Risk             0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.10%         0.89%

 Morgan Stanley Mid Cap Growth                   --        0.94%         0.02%         0.92%
  Portfolio

 PanAgora Global Diversified Risk              0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio        0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio          0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                     0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Bond Income Portfolio                 --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.22%         0.09%         1.13%
  Portfolio

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio

 T. Rowe Price Small Cap Growth                  --        0.75%           --          0.75%
  Portfolio

 Western Asset Management Strategic              --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                       0.03%       0.81%           --          0.81%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                    0.02%       1.09%         0.01%         1.08%

PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                      --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                    --        0.65%           --          0.65%

PUTNAM VARIABLE TRUST
 Putnam VT Sustainable Leaders Fund              --        0.92%           --          0.92%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit I rider (assuming the maximum 1.50% charge applies in all Contract Years), the Additional Death Benefit -- Earnings Preservation Benefit, and the GMIB Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,309     $2,344      $3,413      $6,423
    minimum       $1,237     $2,135      $3,075      $5,817



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $609      $1,804      $3,053      $6,423
    minimum        $537      $1,595      $2,715      $5,817



CHART 2. Chart 2 assumes you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $984      $1,349      $1,721      $2,863
    minimum        $912      $1,133      $1,358      $2,128



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $284        $809      $1,361      $2,863
    minimum        $212        $593      $  998      $2,128


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

We reserve the right to reject any application.

PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I," and "Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the Guaranteed Minimum Income Benefit Plus II rider, Lifetime Withdrawal Guarantee II rider, or Enhanced Death Benefit I rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" until the rider terminates.


If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Income Benefits -- Description of GMIB Plus I" and "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee I."


If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") (you may participate in the EDCA program, subject to restrictions).


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.

We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Allocation. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit I, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Growth Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, SSGA Growth ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio, and/or the Fixed Account



OR


(B) You must allocate:


o at least 15% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 85% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio


Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
     Brighthouse Balanced Plus Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   ClearBridge Aggressive Growth Portfolio
   Fidelity VIP Equity-Income Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco V.I. International Growth Fund
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   PanAgora Global Diversified Risk Portfolio
   PIMCO High Yield Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio

   Templeton Foreign VIP Fund
   Western Asset Management Strategic Bond Opportunities Portfolio

Platform 3
----------



   Morgan Stanley Mid Cap Growth Portfolio

   Putnam VT Sustainable Leaders Fund
   T. Rowe Price Mid Cap Growth Portfolio
     Victory Sycamore Mid Cap Value Portfolio


Platform 4
----------


   Brighthouse/Aberdeen Emerging Markets Equity Portfolio

   Brighthouse Small Cap Value Portfolio
   Clarion Global Real Estate Portfolio
   Invesco Small Cap Growth Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Neuberger Berman Genesis Portfolio
     T. Rowe Price Small Cap Growth Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a

Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.

Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB PLUS II, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for GMIB Plus II after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected only the GMIB Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II"); or

   2) you elected both the GMIB Plus II and the EDB I, and both riders terminate (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus II" and "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I").

However, if you elected both the GMIB Plus II and the EDB I riders, and only the GMIB Plus II rider has terminated, the restrictions on subsequent Purchase Payments described above will continue to apply.

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB I, GMIB PLUS I, GWB I, ENHANCED GWB, LIFETIME WITHDRAWAL GUARANTEE I, AND GMAB


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply toyour contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


Restrictions on Subsequent Purchase Payments for GMIB Plus I after Rider Terminates. If you elected the GMIB Plus I rider and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of GMIB Plus I"), the restrictions on subsequent Purchase Payments described above will no longer apply.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York

Stock Exchange closes. Purchase Payments or transfer requests received after
                                                                       -----
the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.



ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS


The contract offers 51 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (888) 562-2027. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").



(a) AB Global Dynamic Allocation Portfolio


(b) AQR Global Risk Balanced Portfolio


(c) BlackRock Global Tactical Strategies Portfolio


(d) Brighthouse Balanced Plus Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Multi-Index Targeted Risk Portfolio


(h) PanAgora Global Diversified Risk Portfolio


(i) Schroders Global Multi-Asset Portfolio



Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)


     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)


     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)


     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (Class B) (formerly Pyramis(R) Government Income Portfolio)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)


     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)


     PIMCO Total Return Portfolio (Class B)


     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid
         Cap Value Portfolio)




BRIGHTHOUSE FUNDS TRUST II


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)


     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:



     Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth
         Fund)



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio


     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.



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



o If you have elected to add the Enhanced Death Benefit I, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I, or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Clarion Global Real Estate Portfolio

      Invesco Small Cap Growth Portfolio

      Invesco V.I. International Growth Fund

      Loomis Sayles Small Cap Growth Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      PIMCO High Yield Portfolio

      T. Rowe Price Small Cap Growth Portfolio

      Templeton Foreign VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The



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



omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or

Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit I rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


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



THREE MONTH MARKET ENTRY PROGRAM



Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit I rider, the Fixed Account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the BlackRock Bond Income Portfolio and 60% to be in the T. Rowe Price Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the BlackRock Bond Income Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the BlackRock Bond Income Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.

4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.



Please check with your financial representative regarding which death benefits are available in your state.



If you select the Enhanced Death Benefit I, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.65% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 0.90% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit I" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit I rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If the Enhanced Death Benefit I rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit I charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit I charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For contracts issued on or before February 23, 2009, the percentage charge for the Enhanced Death Benefit I is 0.65% of the Death Benefit Base if you were age 69 or younger at issue and 0.85% of the Death Benefit Base if you were age 70-75 at issue.


If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit I is reduced by 0.05%. If you elected both the Enhanced Death Benefit I rider and the GMIB Plus II rider, and only the GMIB Plus II rider has terminated, the 0.05% reduction will continue to apply.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for GMIB I, GMIB II, or GMIB Plus I) or 91st birthday (for GMIB Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/

account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.

For versions of the GMIB rider with an Optional Step-Up feature (GMIB Plus II) or Optional Reset feature (GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up or Optional Reset. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up or Optional Reset, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up or Optional Reset Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up or Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up or Optional Reset occurs. (See below for certain versions of the GMIB Plus II and GMIB Plus I riders for which we are currently increasing the rider charge upon an Optional Step-Up or Optional Reset on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the GMIB Plus II rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the GMIB Plus II rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the GMIB Plus II rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB Plus I rider, the rider charge is 0.80% of the Income Base. If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


If you selected the GMIB II rider or the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2004 and on or before April 29, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the Income Base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 2, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the Income Base.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit Riders -- Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit Riders -- Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.


GUARANTEED MINIMUM ACCUMULATION

BENEFIT -- RIDER CHARGE


If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living
Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GUARANTEED MINIMUM INCOME BENEFIT PLUS OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity



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



rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider if your contract lapses and there remains



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



any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.



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



SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider.We have offered three types of living benefit riders -- guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:


Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)


The GWB riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.



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



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


Guaranteed Asset Accumulation Benefit
-------------------------------------


On and before May 1, 2009, we offered the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.


GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four different versions of the GMIB under this contract:


o   GMIB Plus II,

o   GMIB Plus I,

o   GMIB II,

o   and GMIB I.



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS


INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract.IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II in contracts issued on or after February 24, 2009, and 2.5% per annum for GMIB Plus I, GMIB II and GMIB I, and for GMIB Plus II in contracts issued on and before February 23, 2009. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE



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



PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


GMIB PLUS I, GMIB PLUS II, GMIB I, GMIB II AND QUALIFIED CONTRACTS. The GMIB Plus I, GMIB Plus II, GMIB I, and GMIB II riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I and GMIB Plus II, after an Optional Step-Up or Reset) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser prior to electing one of these riders.


(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II


In states where approved, the GMIB Plus II rider is available only for Owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


             (1) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


             (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described above, on one or both riders.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and



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



(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you only elected the GMIB Plus II, the investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply. If you elected both the GMIB Plus II and the Enhanced Death Benefit I, the Enhanced Death Benefit I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 10 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 10 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the GMIB Plus II rider.


The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the



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



Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances. If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).


Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.

Under our current administrative procedures, we will waive the termination of the GMIB Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions no longer apply. If you elected both the GMIB Plus II and EDB I riders, the EDB I investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will continue to apply.


For contracts issued on and before February 23, 2009, the following differences
----------------------------------------------------
apply:


(1) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(2) The GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where approved, the GMIB Plus I is available only for Owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter.


(2) Certain versions of GMIB Plus II have a higher rider charge than GMIB Plus I (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(3) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (b) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(4) If your Income Base is increased due to an Optional Reset on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Reset occurs.


(5) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 86th birthday.


(6) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.


(7) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(8) Termination provision g) above does not apply, and the following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


      and the following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


      If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(10) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60;
        (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and
        (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


(11) If you elect the GMIB Plus I, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


    (a)        the AB Global Dynamic Allocation Portfolio


    (b)        the American Funds(R) Balanced Allocation Portfolio

    (c)        the American Funds(R) Growth Allocation Portfolio

    (d)        the American Funds(R) Moderate Allocation Portfolio

    (e)        the AQR Global Risk Balanced Portfolio

    (f)        the BlackRock Global Tactical Strategies Portfolio

    (g)        the BlackRock Ultra-Short Term Bond Portfolio

    (h)        the Brighthouse Asset Allocation 20 Portfolio

    (i)        the Brighthouse Asset Allocation 40 Portfolio

    (j)        the Brighthouse Asset Allocation 60 Portfolio

    (k)        the Brighthouse Asset Allocation 80 Portfolio

    (l)        the Brighthouse Balanced Plus Portfolio

    (m)        the Fidelity Institutional Asset Management(R) Government Income
             Portfolio

    (n)        the Invesco Balanced-Risk Allocation Portfolio


    (o)        the JPMorgan Global Active Allocation Portfolio

    (p)        the MetLife Multi-Index Targeted Risk Portfolio

    (q)        the PanAgora Global Diversified Risk Portfolio


    (r)        the Schroders Global Multi-Asset Portfolio

    (s)        the SSGA Growth and Income ETF Portfolio



    (t)        the SSGA Growth ETF Portfolio


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are one or more of the above-listed Investment Portfolios.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described under "Exercising the GMIB Plus II Rider" will not be applied.

DESCRIPTION OF GMIB II


In states where approved, GMIB II was available only for Owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The rider charge for GMIB II is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary on or following your 85th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse's 85th birthday);


      we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the GMIB II rider.


(See Appendix D for examples illustrating the operation of GMIB II.)



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



DESCRIPTION OF GMIB I


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above for GMIB Plus II, except that:


      a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


      b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and


      c) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.


(2) The following replaces termination provision d), above:


      Death of the Owner or death of the Annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses, the GMIB I rider terminates (even if there remains any Income Base) and no payments will be made under the rider.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB I rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB I rider has elapsed, the GMIB I rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB I rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.


GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit I rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee
II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE ENHANCED GWB AND GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE FOR THE ENHANCED GWB AND GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE OR REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified



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arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).



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The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before February 23, 2009, the maximum charge upon an
---------------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
---------------------------------------------------
Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual



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     Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed



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Withdrawal Amount (and Annual Benefit Payment) and it will reduce your
Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit Payment - a. Lifetime Withdrawal Guarantee II - Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the



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contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


For contracts issued on or before February 23, 2009, the current charge for the
---------------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;



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(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be



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annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total



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Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by
an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:


   (a)        the AB Global Dynamic Allocation Portfolio


   (b)        the American Funds(R) Balanced Allocation Portfolio

   (c)        the American Funds(R) Growth Allocation Portfolio

   (d)        the American Funds(R) Moderate Allocation Portfolio

   (e)        the AQR Global Risk Balanced Portfolio

   (f)        the BlackRock Global Tactical Strategies Portfolio



   (g)        the BlackRock Ultra-Short Term Bond Portfolio



   (h)        the Brighthouse Asset Allocation 20 Portfolio



   (i)        the Brighthouse Asset Allocation 40 Portfolio



   (j)        the Brighthouse Asset Allocation 60 Portfolio



   (k)        the Brighthouse Asset Allocation 80 Portfolio



   (l)        the Brighthouse Balanced Plus Portfolio



   (m)        the Fidelity Institutional Asset Management(R) Government Income
              Portfolio

   (n)        the Invesco Balanced-Risk Allocation Portfolio


   (o)        the JPMorgan Global Active Allocation Portfolio

   (p)        the MetLife Multi-Index Targeted Risk Portfolio

   (q)        the PanAgora Global Diversified Risk Portfolio


   (r)        the Schroders Global Multi-Asset Portfolio

   (s)        the SSGA Growth and Income ETF Portfolio

   (t)        the SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces




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your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.


(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative



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withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment.

YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION
                     ----
PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:


o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account



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Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the effective date of cancellation of the rider; or


(7) the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent



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required under the Internal Revenue Code. If you or the Joint Owner (or the
Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced GWB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


ENHANCED GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years instead of every Contract Year; (4) the GWB I rider charge is 0.50% and the


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maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and
(6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.

By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the Owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you elected the GMAB rider, we required you to allocate your Purchase

Payments and all of your Account Value to one of three Investment Portfolios
                                          ---
(see the "Original Investment Portfolios" in the table below). You were also permitted to allocate Purchase Payments to the EDCA program, provided that your destination Investment Portfolio was the Investment Portfolio that you chose when you elected the rider. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:



                             Guaranteed
                               Amount           Years to
Original                   (% of Purchase         Rider
Investment Portfolio          Payments)       Maturity Date
-----------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio(1)     130%               10 years
MetLife Moderate
Strategy Portfolio(2)     120%               10 years
MetLife Balanced
Strategy Portfolio(3)     110%               10 years


      (1) Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (2) Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.


      (3) Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.


The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.


Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds(R) Moderate Allocation Portfolio of Brighthouse Funds Trust I.


For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the "Investment Portfolio Fees and Expenses" section and Appendix B of this prospectus.


This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.


     EXAMPLE:


   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.


At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day

GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase
         ---



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



Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMAB rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB I, GMIB Plus I, GWB I, Enhanced GWB, Lifetime Withdrawal Guarantee I, and GMAB."


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit I rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit I rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).



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



(See Appendix F for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH

BENEFIT I


In states where approved, you may select the Enhanced Death Benefit I rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider. The Enhanced Death Benefit I (EDB I) rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


If you select the Enhanced Death Benefit I rider, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 6% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a Contract Year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a Contract Year are payable to the Owner (or the Annuitant if the Owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a Contract Year are not greater than 6% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals in that Contract Year and will be treated as a single withdrawal at the end of that Contract Year.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described in (b)(ii) above.



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



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your contract has both the GMIB Plus II rider and the Enhanced Death Benefit I rider, and you would like to elect an Optional Step-Up, you must elect an Optional Step-Up for both riders. You may not elect an Optional Step-Up for only one of the two riders. Upon the Optional Step-Up, we may reset the rider charge, as described below, on one or both riders.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (a) Resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (b) May reset the Enhanced Death Benefit I rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate that would be applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1) a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit I rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit I rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.


INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit I rider, there are certain investment allocation restrictions. (See
"Purchase -- Investment Allocation and Other Purchase Payment Restrictions for GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I.") If you elect the Enhanced Death Benefit I, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Enhanced Death Benefit I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- GMIB Plus II, Lifetime Withdrawal Guarantee II, and EDB I."


TERMINATION OF THE ENHANCED DEATH BENEFIT I. The Enhanced Death Benefit I will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the Enhanced Death Benefit I rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit I if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB I RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB I rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix F for examples of the Enhanced Death Benefit I.)


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit I has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent



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



            Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix F for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT



You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

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



If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your financial representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to



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



each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract. If the contract includes both the GMIB Plus II and Enhanced Death Benefit I riders, the Annual Increase Amount for the GMIB Plus II rider is also reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs),




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



408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present


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



time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.



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



Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.



Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.



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PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As




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part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,



(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your



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      designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.



The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.




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Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



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REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b)        is exchanged to another permissible investment under

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     your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion




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from a Traditional IRA to a Roth IRA for taxable years beginning after December
31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.



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ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



11. OTHER INFORMATION

BLIC



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company
USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any



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



such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.



Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the



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



Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:



o  Through your financial representative



o By telephone at (888) 562-2027, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.



TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 562-2027 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

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                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND
EXAMPLES -- Separate Account Annual Expenses" for more information. Charges for the optional Enhanced Death Benefit, Guaranteed Minimum Income Benefits, Lifetime Withdrawal Guarantees, Guaranteed Withdrawal Benefits, and Guaranteed Minimum Accumulation Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Guaranteed Minimum Income Benefit, Lifetime Withdrawal Guarantee, Guaranteed Withdrawal Benefit, or Guaranteed Minimum Accumulation Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

01/01/2008 to 12/31/2008        27.615072         16.112618         2,925.4294
01/01/2009 to 12/31/2009        16.112618         21.328810         3,185.8000
01/01/2010 to 12/31/2010        21.328810         23.566313         2,857.9130
01/01/2011 to 12/31/2011        23.566313         21.506687         2,417.5956
01/01/2012 to 12/31/2012        21.506687         24.318664         2,275.2728
01/01/2013 to 12/31/2013        24.318664         28.327325         2,451.4953
01/01/2014 to 12/31/2014        28.327325         27.819095         2,409.6688
01/01/2015 to 12/31/2015        27.819095         26.581399         2,368.1069
01/01/2016 to 12/31/2016        26.581399         25.899406         2,318.5427
01/01/2017 to 12/31/2017        25.899406         31.189005         2,284.9309
--------------------------      ---------         ---------         ----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.167893         10.479837             0.0000
01/01/2013 to 12/31/2013        10.479837         11.428729        11,269.9055
01/01/2014 to 12/31/2014        11.428729         12.037639        19,128.3277
01/01/2015 to 12/31/2015        12.037639         11.879490         9,149.1239
01/01/2016 to 12/31/2016        11.879490         12.075067         9,086.9185
01/01/2017 to 12/31/2017        12.075067         13.462005         6,972.7138
--------------------------      ---------         ---------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996782          1.036824             0.0000
01/01/2015 to 12/31/2015         1.036824          1.007302             0.0000
01/01/2016 to 12/31/2016         1.007302          1.008061             0.0000
01/01/2017 to 12/31/2017         1.008061          1.142343             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.026246          6.987538        33,522.6656
01/01/2009 to 12/31/2009         6.987538          8.866651        75,093.8700
01/01/2010 to 12/31/2010         8.866651          9.757837        88,181.5981
01/01/2011 to 12/31/2011         9.757837          9.370880        93,798.8099
01/01/2012 to 12/31/2012         9.370880         10.437432       109,050.8353
01/01/2013 to 12/31/2013        10.437432         12.138922       158,408.2820
01/01/2014 to 12/31/2014        12.138922         12.630942       175,256.6539
01/01/2015 to 12/31/2015        12.630942         12.305766       163,031.9906
01/01/2016 to 12/31/2016        12.305766         13.017151       136,391.0041
01/01/2017 to 12/31/2017        13.017151         14.925952       105,251.4233
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         6.432410          6.337908        10,211.0993
01/01/2009 to 12/31/2009         6.337908          8.335439       109,736.4600
01/01/2010 to 12/31/2010         8.335439          9.281394       147,402.8344
01/01/2011 to 12/31/2011         9.281394          8.676032       135,724.4776
01/01/2012 to 12/31/2012         8.676032          9.887340       128,799.0664
01/01/2013 to 12/31/2013         9.887340         12.137129       159,715.4004
01/01/2014 to 12/31/2014        12.137129         12.669395       149,650.7084
01/01/2015 to 12/31/2015        12.669395         12.336982        91,554.6804
01/01/2016 to 12/31/2016        12.336982         13.189241        62,281.9104
01/01/2017 to 12/31/2017        13.189241         15.704314        75,361.3676
--------------------------      ---------         ---------       ------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.629980          7.658954         3,130.1184
01/01/2009 to 12/31/2009         7.658954          9.273025         9,941.4400
01/01/2010 to 12/31/2010         9.273025          9.999953        26,417.7997
01/01/2011 to 12/31/2011         9.999953          9.830917       109,800.4259
01/01/2012 to 12/31/2012         9.830917         10.690383        68,612.4242
01/01/2013 to 12/31/2013        10.690383         11.907408        53,012.5348
01/01/2014 to 12/31/2014        11.907408         12.395351        49,548.8284
01/01/2015 to 12/31/2015        12.395351         12.073754        54,912.7731
01/01/2016 to 12/31/2016        12.073754         12.677341        54,566.7612
01/01/2017 to 12/31/2017        12.677341         14.052162        49,306.6753
--------------------------      ---------         ---------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.095853         11.462767        14,504.6584
01/01/2013 to 12/31/2013        11.462767         10.865597        13,010.2993
01/01/2014 to 12/31/2014        10.865597         11.087286        15,468.0980
01/01/2015 to 12/31/2015        11.087286          9.837128         9,533.5864
01/01/2016 to 12/31/2016         9.837128         10.516928         8,046.8313
01/01/2017 to 12/31/2017        10.516928         11.331100         3,307.4003
--------------------------      ---------         ---------       ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.924071         10.211120        41,222.3487
01/01/2013 to 12/31/2013        10.211120         11.051764        61,196.1518
01/01/2014 to 12/31/2014        11.051764         11.485267        57,939.1844
01/01/2015 to 12/31/2015        11.485267         11.256840        85,755.4433
01/01/2016 to 12/31/2016        11.256840         11.534440        79,976.0196
01/01/2017 to 12/31/2017        11.534440         12.824200        74,812.4263
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.987399          9.734008        10,384.0622
01/01/2012 to 12/31/2012         9.734008          9.969859        11,760.1386
01/01/2013 to 12/31/2013         9.969859          9.895765        10,843.9853
01/01/2014 to 12/31/2014         9.895765          9.812226         5,435.3203
01/01/2015 to 12/31/2015         9.812226          9.567621         4,708.1856
01/01/2016 to 12/31/2016         9.567621          9.681708         4,254.9544
01/01/2017 to 12/31/2017         9.681708          9.626491         4,045.1000
--------------------------       --------          --------        -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         7.667259          7.562984       697,793.0189
01/01/2009 to 12/31/2009         7.562984          9.843201       601,888.9500
01/01/2010 to 12/31/2010         9.843201         11.251762       598,311.9581
01/01/2011 to 12/31/2011        11.251762         10.402724       574,376.1933
01/01/2012 to 12/31/2012        10.402724         11.914653       574,542.6876
01/01/2013 to 12/31/2013        11.914653         15.140008       545,171.9191
01/01/2014 to 12/31/2014        15.140008         15.610967       421,891.0537
01/01/2015 to 12/31/2015        15.610967         15.009529       384,897.1844
01/01/2016 to 12/31/2016        15.009529         16.049290       361,470.4170
01/01/2017 to 12/31/2017        16.049290         19.359870       327,768.8687
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 01/01/2008        11.001222         11.001222       165,051.9380
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.950891         10.377682         2,885.8704
01/01/2013 to 12/31/2013        10.377682         11.644752        12,076.5729
01/01/2014 to 12/31/2014        11.644752         12.527974        20,239.7333
01/01/2015 to 12/31/2015        12.527974         11.789721        23,844.7134
01/01/2016 to 12/31/2016        11.789721         12.535500        27,544.5698
01/01/2017 to 12/31/2017        12.535500         14.555224        29,192.9035
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        16.911972         11.644231       230,552.8383
01/01/2009 to 12/31/2009        11.644231         14.447080       219,343.5800
01/01/2010 to 12/31/2010        14.447080         16.995902       195,635.3734
01/01/2011 to 12/31/2011        16.995902         15.178255       176,077.4655
01/01/2012 to 12/31/2012        15.178255         17.569665       157,018.8103
01/01/2013 to 12/31/2013        17.569665         22.832759       130,244.8333
01/01/2014 to 12/31/2014        22.832759         22.787306       111,889.2520
01/01/2015 to 12/31/2015        22.787306         21.149125       105,141.0828
01/01/2016 to 12/31/2016        21.149125         27.237071        92,355.3092
01/01/2017 to 12/31/2017        27.237071         29.852630        84,282.5474
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008        13.358987          6.107034        39,072.7258
01/01/2009 to 12/31/2009         6.107034         10.123524        67,145.2700
01/01/2010 to 12/31/2010        10.123524         12.282999        75,164.3209
01/01/2011 to 12/31/2011        12.282999          9.797930        74,870.5751
01/01/2012 to 12/31/2012         9.797930         11.429024        59,347.9265
01/01/2013 to 12/31/2013        11.429024         10.655323        43,697.9889
01/01/2014 to 12/31/2014        10.655323          9.772978        36,284.2014
01/01/2015 to 12/31/2015         9.772978          8.264436        37,046.4549
01/01/2016 to 12/31/2016         8.264436          9.041601        34,730.3885
01/01/2017 to 12/31/2017         9.041601         11.385214        36,347.8854
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2008 to 04/25/2008        16.115145         14.646315             0.0000
--------------------------      ---------         ---------             ------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        16.005296          9.158910        89,617.4257
01/01/2009 to 12/31/2009         9.158910         12.107964        82,561.9300
01/01/2010 to 12/31/2010        12.107964         13.793766        82,309.6616
01/01/2011 to 12/31/2011        13.793766         12.778545        68,899.2780
01/01/2012 to 12/31/2012        12.778545         15.795183        56,467.9727
01/01/2013 to 12/31/2013        15.795183         16.047387        54,014.0516
01/01/2014 to 12/31/2014        16.047387         17.834403        52,529.1192
01/01/2015 to 12/31/2015        17.834403         17.253471        47,725.0885
01/01/2016 to 12/31/2016        17.253471         17.076757        42,077.7712
01/01/2017 to 12/31/2017        17.076757         18.556771        38,753.8313
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         7.593294          4.540528       314,208.5349
01/01/2009 to 12/31/2009         4.540528          5.923534       285,432.3300
01/01/2010 to 12/31/2010         5.923534          7.194651       288,489.7542
01/01/2011 to 12/31/2011         7.194651          7.288773       251,969.4597
01/01/2012 to 12/31/2012         7.288773          8.474367       233,304.9387
01/01/2013 to 12/31/2013         8.474367         12.106716       237,682.1634
01/01/2014 to 12/31/2014        12.106716         14.123147       212,617.1717
01/01/2015 to 12/31/2015        14.123147         13.297951       200,356.1379
01/01/2016 to 12/31/2016        13.297951         13.397415       184,412.1117
01/01/2017 to 12/31/2017        13.397415         15.565953       175,807.4087
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.249680          4.563760        20,973.1268
01/01/2009 to 12/31/2009         4.563760          6.178104        29,851.2400
01/01/2010 to 12/31/2010         6.178104          6.506516        14,538.1208
01/01/2011 to 04/29/2011         6.506516          6.907176             0.0000
--------------------------      ---------         ---------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010630          1.044394        75,401.1603
01/01/2013 to 12/31/2013         1.044394          1.043809        37,937.2778
01/01/2014 to 12/31/2014         1.043809          1.081320        48,071.2149
01/01/2015 to 12/31/2015         1.081320          1.016353        61,693.1642
01/01/2016 to 12/31/2016         1.016353          1.114068        49,751.7812
01/01/2017 to 12/31/2017         1.114068          1.202479        39,870.6408
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.373762          7.151498       121,874.5307
01/01/2009 to 12/31/2009         7.151498          8.882604       115,859.6000
01/01/2010 to 12/31/2010         8.882604         10.012092       134,912.7882
01/01/2011 to 12/31/2011        10.012092          9.680265       122,356.7310
01/01/2012 to 12/31/2012         9.680265         11.256169        95,769.4571
01/01/2013 to 12/31/2013        11.256169         14.953317        98,008.6052
01/01/2014 to 12/31/2014        14.953317         16.038166        95,257.3999
01/01/2015 to 12/31/2015        16.038166         14.796666        85,272.9314
01/01/2016 to 12/31/2016        14.796666         17.029548        80,511.7373
01/01/2017 to 12/31/2017        17.029548         19.721220        60,750.8610
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.540130          9.341736       187,394.0707
01/01/2009 to 12/31/2009         9.341736         12.265817       182,110.0800
01/01/2010 to 12/31/2010        12.265817         15.186300       165,408.7737
01/01/2011 to 12/31/2011        15.186300         14.739946       134,849.2268
01/01/2012 to 12/31/2012        14.739946         17.097538       109,243.3275
01/01/2013 to 12/31/2013        17.097538         23.515801        95,319.1091
01/01/2014 to 12/31/2014        23.515801         24.898496        82,824.5008
01/01/2015 to 12/31/2015        24.898496         24.012162        78,532.7893
01/01/2016 to 12/31/2016        24.012162         26.254298        67,220.9380
01/01/2017 to 12/31/2017        26.254298         32.287625        61,041.9472
--------------------------      ---------         ---------       ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433             0.0000
01/01/2013 to 12/31/2013         1.046433          1.139546       121,309.5136
01/01/2014 to 12/31/2014         1.139546          1.196095        59,649.8557
01/01/2015 to 12/31/2015         1.196095          1.184079       339,252.5788
01/01/2016 to 12/31/2016         1.184079          1.195521       310,816.3201
01/01/2017 to 12/31/2017         1.195521          1.368488       300,562.8972
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470             0.0000
01/01/2014 to 12/31/2014         1.122470          1.203340             0.0000
01/01/2015 to 12/31/2015         1.203340          1.166383             0.0000
01/01/2016 to 12/31/2016         1.166383          1.194346             0.0000
01/01/2017 to 12/31/2017         1.194346          1.354090         5,269.3592
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.313567          9.790126       216,465.2524
01/01/2009 to 12/31/2009         9.790126         12.638051       202,264.8100
01/01/2010 to 12/31/2010        12.638051         13.814584       191,642.4258
01/01/2011 to 12/31/2011        13.814584         12.102702       186,638.6378
01/01/2012 to 12/31/2012        12.102702         13.857650       172,469.4998
01/01/2013 to 12/31/2013        13.857650         16.215302       166,321.0639
01/01/2014 to 12/31/2014        16.215302         14.804391       145,789.2762
01/01/2015 to 12/31/2015        14.804391         14.268067       130,354.0593
01/01/2016 to 12/31/2016        14.268067         13.876982       123,229.9699
01/01/2017 to 12/31/2017        13.876982         17.450326       105,995.7844
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP
GROWTH SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.646969          6.606950         7,438.5680
01/01/2009 to 12/31/2009         6.606950         10.195369        22,981.4400
01/01/2010 to 12/31/2010        10.195369         13.213470        24,775.4986
01/01/2011 to 12/31/2011        13.213470         12.067801        25,491.8937
01/01/2012 to 12/31/2012        12.067801         12.938431        14,338.8129
01/01/2013 to 12/31/2013        12.938431         17.649116        14,138.2531
01/01/2014 to 12/31/2014        17.649116         17.492538        12,847.4437
01/01/2015 to 12/31/2015        17.492538         16.301191        12,459.8608
01/01/2016 to 12/31/2016        16.301191         14.641197        12,235.1002
01/01/2017 to 12/31/2017        14.641197         20.100524        11,036.1716
--------------------------      ---------         ---------       ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019             0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133             0.0000
01/01/2016 to 12/31/2016         0.957133          1.043583         4,834.9634
01/01/2017 to 12/31/2017         1.043583          1.152998        12,065.6316
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.882116         12.690839       525,723.3894
01/01/2009 to 12/31/2009        12.690839         14.697007       437,952.3100
01/01/2010 to 12/31/2010        14.697007         15.598687       431,203.4314
01/01/2011 to 12/31/2011        15.598687         15.791031       412,049.5206
01/01/2012 to 12/31/2012        15.791031         16.928614       430,198.5872
01/01/2013 to 12/31/2013        16.928614         16.291852       333,921.5475
01/01/2014 to 12/31/2014        16.291852         16.655315       274,386.8789
01/01/2015 to 12/31/2015        16.655315         16.342669       248,069.8132
01/01/2016 to 12/31/2016        16.342669         16.453573       227,489.0041
01/01/2017 to 12/31/2017        16.453573         16.871369       216,962.6761
--------------------------      ---------         ---------       ------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         8,886.5983
01/01/2013 to 12/31/2013        10.847689         10.162484             0.0000
01/01/2014 to 12/31/2014        10.162484         10.724718             0.0000
01/01/2015 to 12/31/2015        10.724718         10.568127             0.0000
01/01/2016 to 12/31/2016        10.568127         10.505826             0.0000
01/01/2017 to 12/31/2017        10.505826         10.576649             0.0000
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY
PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.214701         10.715574         3,255.7806
01/01/2014 to 12/31/2014        10.715574         11.422414         3,894.2181
01/01/2015 to 12/31/2015        11.422414         11.067180         3,358.9071
01/01/2016 to 12/31/2016        11.067180         11.354701         2,808.8604
01/01/2017 to 12/31/2017        11.354701         12.976812             0.0000
--------------------------      ---------         ---------       ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484        18,092.0092
01/01/2013 to 12/31/2013         1.064484          1.150055        20,553.5808
01/01/2014 to 12/31/2014         1.150055          1.215740        20,364.9215
01/01/2015 to 12/31/2015         1.215740          1.182372        36,234.5026
01/01/2016 to 12/31/2016         1.182372          1.225704        35,693.8632
01/01/2017 to 12/31/2017         1.225704          1.374637        33,552.5337
--------------------------      ---------         ---------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND
INCOME ETF SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.469258          8.432783        71,923.5862
01/01/2009 to 12/31/2009         8.432783         10.333264       132,301.2500
01/01/2010 to 12/31/2010        10.333264         11.379773       136,206.6114
01/01/2011 to 12/31/2011        11.379773         11.284525        98,475.4672
01/01/2012 to 12/31/2012        11.284525         12.493205        88,682.6905
01/01/2013 to 12/31/2013        12.493205         13.843251        90,157.5915
01/01/2014 to 12/31/2014        13.843251         14.372122        79,588.7895
01/01/2015 to 12/31/2015        14.372122         13.824769        80,085.5119
01/01/2016 to 12/31/2016        13.824769         14.349185        78,545.0567
01/01/2017 to 12/31/2017        14.349185         16.312928        70,355.5923
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        11.755582          7.731161        30,142.2722
01/01/2009 to 12/31/2009         7.731161          9.793017        39,785.6200
01/01/2010 to 12/31/2010         9.793017         10.968839        35,084.5654
01/01/2011 to 12/31/2011        10.968839         10.533663        47,673.6248
01/01/2012 to 12/31/2012        10.533663         11.887943        36,787.4043
01/01/2013 to 12/31/2013        11.887943         13.772250        39,500.3192
01/01/2014 to 12/31/2014        13.772250         14.239908        23,672.8048
01/01/2015 to 12/31/2015        14.239908         13.648985        26,396.8743
01/01/2016 to 12/31/2016        13.648985         14.313436        22,395.0810
01/01/2017 to 12/31/2017        14.313436         16.802722        22,178.5960
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        56.030968         35.000435       223,483.9704
01/01/2009 to 12/31/2009        35.000435         40.658089       206,660.7900
01/01/2010 to 12/31/2010        40.658089         46.682743       186,060.2686
01/01/2011 to 12/31/2011        46.682743         43.968910       153,239.0111
01/01/2012 to 12/31/2012        43.968910         50.892657       131,865.3781
01/01/2013 to 12/31/2013        50.892657         66.801079       116,213.9961
01/01/2014 to 12/31/2014        66.801079         74.248482        99,937.6450
01/01/2015 to 12/31/2015        74.248482         70.238585        90,804.5410
01/01/2016 to 12/31/2016        70.238585         79.904749        82,270.9009
01/01/2017 to 12/31/2017        79.904749         91.693704        71,732.7248
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2008 to 12/31/2008        48.217079         28.999605           461.1372
01/01/2009 to 12/31/2009        28.999605         36.936453           189.3900
01/01/2010 to 04/30/2010        36.936453         39.397638             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.441318          5.580999       372,477.3486
01/01/2009 to 12/31/2009         5.580999          7.966011       336,984.3600
01/01/2010 to 12/31/2010         7.966011          9.979980       318,046.1811
01/01/2011 to 12/31/2011         9.979980          9.631171       228,074.6144
01/01/2012 to 12/31/2012         9.631171         10.741882       198,851.3519
01/01/2013 to 12/31/2013        10.741882         14.395139       192,862.2872
01/01/2014 to 12/31/2014        14.395139         15.928538       161,033.2550
01/01/2015 to 12/31/2015        15.928538         16.671745       145,507.1440
01/01/2016 to 12/31/2016        16.671745         17.374744       128,928.8420
01/01/2017 to 12/31/2017        17.374744         21.267146       118,083.2364
--------------------------      ---------         ---------       ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        26.097573         15.676284        33,622.7596
01/01/2009 to 12/31/2009        15.676284         19.462550        32,289.4000
01/01/2010 to 12/31/2010        19.462550         23.971440        29,870.5828
01/01/2011 to 12/31/2011        23.971440         22.651298        26,960.7934
01/01/2012 to 12/31/2012        22.651298         25.488990        24,377.7430
01/01/2013 to 12/31/2013        25.488990         32.588570        22,696.8097
01/01/2014 to 12/31/2014        32.588570         35.058692        20,921.4926
01/01/2015 to 12/31/2015        35.058692         31.309279        16,736.8367
01/01/2016 to 12/31/2016        31.309279         35.482916        16,923.4665
01/01/2017 to 12/31/2017        35.482916         38.115892        15,912.5882
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.917514          9.801848           625.1110
01/01/2009 to 12/31/2009         9.801848         11.722204           625.1100
01/01/2010 to 12/31/2010        11.722204         12.290858           625.1110
01/01/2011 to 12/31/2011        12.290858          9.631917           625.1110
01/01/2012 to 12/31/2012         9.631917         11.279936           625.1110
01/01/2013 to 12/31/2013        11.279936         12.743081        12,598.7833
01/01/2014 to 12/31/2014        12.743081         12.085198         8,576.2854
01/01/2015 to 12/31/2015        12.085198         11.600395         9,450.7547
01/01/2016 to 12/31/2016        11.600395         11.956962         7,948.7139
01/01/2017 to 12/31/2017        11.956962         15.826108         7,918.3188
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        42.948359         40.593524           6,242.2139
01/01/2009 to 12/31/2009        40.593524         43.487373           3,752.6900
01/01/2010 to 12/31/2010        43.487373         46.112048           5,639.2894
01/01/2011 to 12/31/2011        46.112048         48.098979           5,563.1659
01/01/2012 to 12/31/2012        48.098979         50.625234           5,044.0828
01/01/2013 to 12/31/2013        50.625234         49.171861           5,036.7412
01/01/2014 to 12/31/2014        49.171861         51.531980           5,031.3963
01/01/2015 to 12/31/2015        51.531980         50.734391           4,658.2802
01/01/2016 to 12/31/2016        50.734391         51.205977           4,184.9503
01/01/2017 to 12/31/2017        51.205977         52.178611           3,698.9858
--------------------------      ---------         ---------           ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         8.415159         10.576973               0.0000
01/01/2010 to 12/31/2010        10.576973         12.434974               0.0000
01/01/2011 to 12/31/2011        12.434974         11.109835               0.0000
01/01/2012 to 12/31/2012        11.109835         12.466267             894.9420
01/01/2013 to 12/31/2013        12.466267         16.417327             894.9420
01/01/2014 to 12/31/2014        16.417327         17.541626             894.9420
01/01/2015 to 12/31/2015        17.541626         18.292183             894.9420
01/01/2016 to 12/31/2016        18.292183         17.963221             894.9420
01/01/2017 to 12/31/2017        17.963221         23.606779             894.9420
--------------------------      ---------         ---------           ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

01/01/2008 to 12/31/2008        15.332447          8.628179               0.0000
01/01/2009 to 05/01/2009         8.628179          8.192498               0.0000
--------------------------      ---------         ---------           ----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))

01/01/2008 to 12/31/2008        15.046857          8.456209               0.0000
01/01/2009 to 05/01/2009         8.456209          8.024685               0.0000
--------------------------      ---------         ---------           ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.369242         10.437994       1,031,846.0712
01/01/2009 to 12/31/2009        10.437994         10.267473         769,160.6400
01/01/2010 to 12/31/2010        10.267473         10.074225         674,565.5497
01/01/2011 to 12/31/2011        10.074225          9.885130         594,688.6211
01/01/2012 to 12/31/2012         9.885130          9.698069         282,712.8314
01/01/2013 to 12/31/2013         9.698069          9.515538         270,137.9449
01/01/2014 to 12/31/2014         9.515538          9.336444         263,140.3050
01/01/2015 to 12/31/2015         9.336444          9.160719         259,873.2766
01/01/2016 to 12/31/2016         9.160719          8.998383         232,601.7490
01/01/2017 to 12/31/2017         8.998383          8.885518         135,581.1886
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        21.455469         21.766073           1,354.3454
01/01/2017 to 12/31/2017        21.766073         25.374851             900.5837
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        12.413929         15.168928               0.0000
01/01/2010 to 12/31/2010        15.168928         17.254736           1,163.5509
01/01/2011 to 12/31/2011        17.254736         16.105760           2,767.7242
01/01/2012 to 12/31/2012        16.105760         17.440825           1,213.7024
01/01/2013 to 12/31/2013        17.440825         22.710843           2,530.0192
01/01/2014 to 12/31/2014        22.710843         24.719350           1,352.3661
01/01/2015 to 12/31/2015        24.719350         24.193312           1,266.8528
01/01/2016 to 04/29/2016        24.193312         24.304401               0.0000
--------------------------      ---------         ---------           ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.259389          7.167903          19,566.9589
01/01/2009 to 05/01/2009         7.167903          7.075613               0.0000
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.531708          8.631580         803,874.2632
01/01/2009 to 12/31/2009         8.631580         11.164658         737,483.4700
01/01/2010 to 12/31/2010        11.164658         12.249141         674,648.2369
01/01/2011 to 12/31/2011        12.249141         11.516763         559,819.5251
01/01/2012 to 12/31/2012        11.516763         12.734053         474,301.8288
01/01/2013 to 12/31/2013        12.734053         16.683680         419,921.7343
01/01/2014 to 12/31/2014        16.683680         18.079754         349,598.9289
01/01/2015 to 12/31/2015        18.079754         18.141560         305,546.1637
01/01/2016 to 12/31/2016        18.141560         19.073254         278,918.5407
01/01/2017 to 12/31/2017        19.073254         22.256243         243,299.4640
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.332149         13.550342          63,288.0195
01/01/2015 to 12/31/2015        13.550342         13.217456          80,429.9890
01/01/2016 to 12/31/2016        13.217456         13.556197          31,253.8601
01/01/2017 to 12/31/2017        13.556197         14.223889          31,035.4367
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.910122         14.251064       2,624,007.5164
01/01/2015 to 12/31/2015        14.251064         13.832750       2,280,822.3528
01/01/2016 to 12/31/2016        13.832750         14.398682       1,967,311.3866
01/01/2017 to 12/31/2017        14.398682         15.632039       1,802,292.9301
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.472478          8.931449       1,403,709.0740
01/01/2009 to 12/31/2009         8.931449         10.770887       1,501,860.3000
01/01/2010 to 12/31/2010        10.770887         11.720442       1,417,850.7498
01/01/2011 to 12/31/2011        11.720442         11.704503       1,530,248.3631
01/01/2012 to 12/31/2012        11.704503         12.736086       1,481,663.6677
01/01/2013 to 12/31/2013        12.736086         13.631012       1,349,392.9540
01/01/2014 to 04/25/2014        13.631012         13.721523               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.963296          8.636307       2,087,657.5302
01/01/2009 to 12/31/2009         8.636307         10.684293       1,962,479.3300
01/01/2010 to 12/31/2010        10.684293         11.783178       2,111,177.0350
01/01/2011 to 12/31/2011        11.783178         11.548371       1,917,844.5505
01/01/2012 to 12/31/2012        11.548371         12.734194       1,815,270.2350
01/01/2013 to 12/31/2013        12.734194         14.271995       1,677,188.0374
01/01/2014 to 04/25/2014        14.271995         14.312622               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))

04/28/2014 to 12/31/2014        14.304806         14.766474       2,630,275.7924
01/01/2015 to 12/31/2015        14.766474         14.304850       2,450,996.1349
01/01/2016 to 12/31/2016        14.304850         15.032907       2,140,354.0096
01/01/2017 to 12/31/2017        15.032907         16.923784       1,726,253.3660
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         8.299198          8.243149       4,541,863.6196
01/01/2009 to 12/31/2009         8.243149         10.379836       4,311,431.3700
01/01/2010 to 12/31/2010        10.379836         11.568201       4,009,708.4123
01/01/2011 to 12/31/2011        11.568201         11.157644       3,585,466.7004
01/01/2012 to 12/31/2012        11.157644         12.471587       3,320,296.3740
01/01/2013 to 12/31/2013        12.471587         14.613171       2,939,172.6375
01/01/2014 to 04/25/2014        14.613171         14.610666               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.278990         14.824869       3,326,979.4763
01/01/2015 to 12/31/2015        14.824869         14.299108       2,972,267.7700
01/01/2016 to 12/31/2016        14.299108         15.172150       2,705,269.8204
01/01/2017 to 12/31/2017        15.172150         17.740091       2,353,093.7542
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         8.008494          7.920380       4,797,079.0199
01/01/2009 to 12/31/2009         7.920380         10.110345       4,518,008.7300
01/01/2010 to 12/31/2010        10.110345         11.456775       4,257,983.5300
01/01/2011 to 12/31/2011        11.456775         10.806138       4,042,008.5957
01/01/2012 to 12/31/2012        10.806138         12.268357       3,690,752.7639
01/01/2013 to 12/31/2013        12.268357         15.156984       3,382,356.8704
01/01/2014 to 04/25/2014        15.156984         15.071967               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.664321          7.884117         283,363.5454
01/01/2009 to 12/31/2009         7.884117         10.796267         280,371.4900
01/01/2010 to 12/31/2010        10.796267         11.791672         270,194.4033
01/01/2011 to 12/31/2011        11.791672         11.595850         237,971.4584
01/01/2012 to 12/31/2012        11.595850         13.146384         454,811.1645
01/01/2013 to 12/31/2013        13.146384         17.637135         408,433.1136
01/01/2014 to 12/31/2014        17.637135         18.818245         348,080.5210
01/01/2015 to 12/31/2015        18.818245         20.410115         310,030.4815
01/01/2016 to 12/31/2016        20.410115         19.999994         284,190.8493
01/01/2017 to 12/31/2017        19.999994         26.883713         253,261.6202
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.975273          5.290726       694,795.5012
01/01/2009 to 12/31/2009         5.290726          7.459833       633,817.0300
01/01/2010 to 12/31/2010         7.459833          8.007296       564,904.9151
01/01/2011 to 12/31/2011         8.007296          7.748428       447,345.5818
01/01/2012 to 04/27/2012         7.748428          8.702779             0.0000
--------------------------       --------          --------       ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.809461          6.224256        16,448.9207
01/01/2009 to 12/31/2009         6.224256          7.919452        20,326.0100
01/01/2010 to 12/31/2010         7.919452         10.206380        18,548.6878
01/01/2011 to 12/31/2011        10.206380         10.289595        16,060.0629
01/01/2012 to 12/31/2012        10.289595         11.194703        14,874.6328
01/01/2013 to 12/31/2013        11.194703         16.298229        14,615.1791
01/01/2014 to 12/31/2014        16.298229         16.140912        14,767.2767
01/01/2015 to 12/31/2015        16.140912         16.063140        10,796.7178
01/01/2016 to 12/31/2016        16.063140         16.713910        11,650.4614
01/01/2017 to 12/31/2017        16.713910         20.776305        10,642.0577
--------------------------      ---------         ---------       ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.333947          8.207703       126,593.0513
01/01/2009 to 12/31/2009         8.207703         10.140674       147,741.1000
01/01/2010 to 12/31/2010        10.140674         11.391722       147,927.1408
01/01/2011 to 12/31/2011        11.391722         11.360548       128,740.9148
01/01/2012 to 12/31/2012        11.360548         12.865299       120,633.2465
01/01/2013 to 12/31/2013        12.865299         16.624657       115,171.0980
01/01/2014 to 12/31/2014        16.624657         18.448430       106,645.8631
01/01/2015 to 12/31/2015        18.448430         18.266536        66,316.2271
01/01/2016 to 12/31/2016        18.266536         19.962856        69,331.5750
01/01/2017 to 12/31/2017        19.962856         23.747236        73,904.2009
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        19.508247         11.760306         1,645.8059
01/01/2009 to 12/31/2009        11.760306         13.019861         1,645.8100
01/01/2010 to 12/31/2010        13.019861         15.501370         1,645.8059
01/01/2011 to 12/31/2011        15.501370         16.047806         1,645.8059
01/01/2012 to 12/31/2012        16.047806         17.279813         2,195.1777
01/01/2013 to 12/31/2013        17.279813         23.429557        66,920.2564
01/01/2014 to 12/31/2014        23.429557         22.919485        56,917.5191
01/01/2015 to 12/31/2015        22.919485         22.573569        50,811.1716
01/01/2016 to 12/31/2016        22.573569         26.222880        47,365.9723
01/01/2017 to 12/31/2017        26.222880         29.715969        38,787.8085
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.202206          9.202464       115,726.8586
01/01/2009 to 12/31/2009         9.202464         12.348579       114,170.5400
01/01/2010 to 12/31/2010        12.348579         14.886019       109,284.5743
01/01/2011 to 12/31/2011        14.886019         13.835741       107,341.0730
01/01/2012 to 12/31/2012        13.835741         14.291465        92,763.4835
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        14.527575          8.266781        36,838.5979
01/01/2009 to 12/31/2009         8.266781         11.602046        36,142.4400
01/01/2010 to 12/31/2010        11.602046         13.289891        33,740.3895
01/01/2011 to 12/31/2011        13.289891         12.866159        30,641.1739
01/01/2012 to 12/31/2012        12.866159         14.980079        23,165.4704
01/01/2013 to 12/31/2013        14.980079         20.396540        54,211.1534
01/01/2014 to 12/31/2014        20.396540         21.778971        49,593.5620
01/01/2015 to 12/31/2015        21.778971         23.615539        42,395.0009
01/01/2016 to 12/31/2016        23.615539         23.526017        41,574.4862
01/01/2017 to 12/31/2017        23.526017         30.812532        39,385.9272
--------------------------      ---------         ---------        -----------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.067202          9.413845           398.9156
01/01/2009 to 12/31/2009         9.413845         12.805266           361.6300
01/01/2010 to 12/31/2010        12.805266         16.919654           332.2342
01/01/2011 to 12/31/2011        16.919654         16.842100             3.5673
01/01/2012 to 12/31/2012        16.842100         19.152244             3.5491
01/01/2013 to 12/31/2013        19.152244         27.092679         1,101.3541
01/01/2014 to 12/31/2014        27.092679         28.349576         1,101.3401
01/01/2015 to 12/31/2015        28.349576         28.501320         1,047.8976
01/01/2016 to 12/31/2016        28.501320         31.176041         1,047.8815
01/01/2017 to 12/31/2017        31.176041         37.484573         1,323.6758
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        28.351097         29.337702           642.1766
01/01/2017 to 12/31/2017        29.337702         31.155406           507.7099
--------------------------      ---------         ---------        -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.797824         16.467214             0.0000
01/01/2009 to 12/31/2009        16.467214         21.310523             0.0000
01/01/2010 to 12/31/2010        21.310523         23.513917             0.0000
01/01/2011 to 12/31/2011        23.513917         24.418844         2,220.4119
01/01/2012 to 12/31/2012        24.418844         26.662506         4,151.0734
01/01/2013 to 12/31/2013        26.662506         26.377014         3,277.1888
01/01/2014 to 12/31/2014        26.377014         27.249449           660.0013
01/01/2015 to 12/31/2015        27.249449         26.201665             0.0000
01/01/2016 to 12/31/2016        26.201665         27.842935       116,210.3299
01/01/2017 to 12/31/2017        27.842935         29.487562       107,528.2294
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        18.791730         15.007127       285,692.9253
01/01/2009 to 12/31/2009        15.007127         20.139535       258,553.7800
01/01/2010 to 12/31/2010        20.139535         22.322745       241,801.7927
01/01/2011 to 12/31/2011        22.322745         22.880277       212,340.3144
01/01/2012 to 12/31/2012        22.880277         25.353812       194,343.8395
01/01/2013 to 12/31/2013        25.353812         26.861582       165,445.7651
01/01/2014 to 12/31/2014        26.861582         27.628783       143,889.4231
01/01/2015 to 12/31/2015        27.628783         26.519298       126,741.3093
01/01/2016 to 04/29/2016        26.519298         27.280436             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2008 to 12/31/2008        57.917823         32.495290           761.7135
01/01/2009 to 12/31/2009        32.495290         41.411678           727.5900
01/01/2010 to 12/31/2010        41.411678         46.694169           700.5489
01/01/2011 to 12/31/2011        46.694169         46.117125         2,051.3152
01/01/2012 to 12/31/2012        46.117125         52.961461         2,176.4311
01/01/2013 to 12/31/2013        52.961461         66.425696         1,351.6169
01/01/2014 to 12/31/2014        66.425696         70.702114         1,107.3447
01/01/2015 to 12/31/2015        70.702114         66.431056         1,111.9977
01/01/2016 to 12/31/2016        66.431056         76.723938         1,106.8998
01/01/2017 to 12/31/2017        76.723938         84.807738         1,113.7240
--------------------------      ---------         ---------         ----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)

01/01/2008 to 12/31/2008        35.637790         20.846228         7,098.4038
01/01/2009 to 12/31/2009        20.846228         28.030564         7,128.3500
01/01/2010 to 12/31/2010        28.030564         29.815533         6,721.5857
01/01/2011 to 12/31/2011        29.815533         26.143959         5,904.6083
01/01/2012 to 12/31/2012        26.143959         30.326134         5,757.1169
01/01/2013 to 12/31/2013        30.326134         36.590706         5,079.3524
01/01/2014 to 12/31/2014        36.590706         31.905259         4,447.6153
01/01/2015 to 12/31/2015        31.905259         29.272048         4,628.8077
01/01/2016 to 12/31/2016        29.272048         30.781925         4,775.7861
01/01/2017 to 12/31/2017        30.781925         35.246339         4,322.6718
--------------------------      ---------         ---------         ----------

PIMCO VARIABLE INSURANCE TRUST

PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2008 to 12/31/2008        13.817546         10.369482         5,086.2924
01/01/2009 to 12/31/2009        10.369482         14.271125         4,867.9500
01/01/2010 to 12/31/2010        14.271125         16.028055         4,450.9346
01/01/2011 to 12/31/2011        16.028055         16.252344         3,986.9977
01/01/2012 to 12/31/2012        16.252344         18.224731         4,163.4016
01/01/2013 to 12/31/2013        18.224731         18.907168         3,799.0440
01/01/2014 to 12/31/2014        18.907168         19.170909         3,759.2616
01/01/2015 to 12/31/2015        19.170909         18.500777         2,160.2404
01/01/2016 to 12/31/2016        18.500777         20.411926         2,027.8443
01/01/2017 to 12/31/2017        20.411926         21.352338         2,058.3166
--------------------------      ---------         ---------         ----------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2008 to 12/31/2008        12.588195         12.299047        12,647.2105
01/01/2009 to 12/31/2009        12.299047         13.675088         2,752.3100
01/01/2010 to 12/31/2010        13.675088         14.127371         2,746.2427
01/01/2011 to 12/31/2011        14.127371         14.015805         6,137.3308
01/01/2012 to 12/31/2012        14.015805         14.555342         6,802.0292
01/01/2013 to 12/31/2013        14.555342         14.262078         3,397.7522
01/01/2014 to 12/31/2014        14.262078         14.112788         2,520.6788
01/01/2015 to 12/31/2015        14.112788         13.890623         3,406.7343
01/01/2016 to 12/31/2016        13.890623         13.820698         3,406.7343
01/01/2017 to 12/31/2017        13.820698         13.744026         3,406.7343
--------------------------      ---------         ---------        -----------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2008 to 12/31/2008        15.136492          8.519743           319.8593
01/01/2009 to 07/17/2009         8.519743          8.451804             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PUTNAM VARIABLE TRUST

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)

09/27/2010 to 12/31/2010        12.912601         14.607642         121.1437
01/01/2011 to 12/31/2011        14.607642         13.604676         121.0240
01/01/2012 to 12/31/2012        13.604676         15.584364         120.9232
01/01/2013 to 12/31/2013        15.584364         20.863295         817.4024
01/01/2014 to 12/31/2014        20.863295         23.232068         817.1615
01/01/2015 to 12/31/2015        23.232068         22.728732         816.9072
01/01/2016 to 12/31/2016        22.728732         24.038008         816.9072
01/01/2017 to 12/31/2017        24.038008         30.479872         816.9072
--------------------------      ---------         ---------         --------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA
SUB-ACCOUNT (CLASS IB))

01/01/2008 to 12/31/2008        15.622210          8.346167         121.3809
01/01/2009 to 12/31/2009         8.346167         11.362155         121.2600
01/01/2010 to 09/24/2010        11.362155         12.956975           0.0000

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

01/01/2008 to 12/31/2008        30.154803         17.700900          29,175.9999
01/01/2009 to 12/31/2009        17.700900         23.572238          25,408.1200
01/01/2010 to 12/31/2010        23.572238         26.201652          22,779.5082
01/01/2011 to 12/31/2011        26.201652         24.055428          21,663.0020
01/01/2012 to 12/31/2012        24.055428         27.365133          19,179.9004
01/01/2013 to 12/31/2013        27.365133         32.067703          18,337.6232
01/01/2014 to 12/31/2014        32.067703         31.681946          15,030.5953
01/01/2015 to 12/31/2015        31.681946         30.454682          14,184.1989
01/01/2016 to 12/31/2016        30.454682         29.851906          12,537.1339
01/01/2017 to 12/31/2017        29.851906         36.164337          11,515.8869
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.229595         10.585963          38,442.7246
01/01/2013 to 12/31/2013        10.585963         11.613923          79,612.9892
01/01/2014 to 12/31/2014        11.613923         12.306308          60,114.7498
01/01/2015 to 12/31/2015        12.306308         12.217725          56,268.3939
01/01/2016 to 12/31/2016        12.217725         12.493591          79,106.2590
01/01/2017 to 12/31/2017        12.493591         14.012153          74,509.3739
--------------------------      ---------         ---------          -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.996864          1.041127               0.0000
01/01/2015 to 12/31/2015         1.041127          1.017571               0.0000
01/01/2016 to 12/31/2016         1.017571          1.024465               0.0000
01/01/2017 to 12/31/2017         1.024465          1.167895               0.0000
--------------------------      ---------         ---------          -----------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.049454          7.016504       1,489,655.7097
01/01/2009 to 12/31/2009         7.016504          8.956971       3,822,164.8200
01/01/2010 to 12/31/2010         8.956971          9.916506       3,829,051.8587
01/01/2011 to 12/31/2011         9.916506          9.580447       3,742,922.6309
01/01/2012 to 12/31/2012         9.580447         10.735389       3,618,987.5090
01/01/2013 to 12/31/2013        10.735389         12.560555       3,403,675.0098
01/01/2014 to 12/31/2014        12.560555         13.148320       3,291,790.8307
01/01/2015 to 12/31/2015        13.148320         12.886937       2,801,438.8561
01/01/2016 to 12/31/2016        12.886937         13.713937       2,577,726.1497
01/01/2017 to 12/31/2017        13.713937         15.819230       2,481,025.3594
--------------------------      ---------         ---------       --------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         6.453679          6.364205       1,986,210.6664
01/01/2009 to 12/31/2009         6.364205          8.420381       4,395,530.4500
01/01/2010 to 12/31/2010         8.420381          9.432345       4,712,662.7847
01/01/2011 to 12/31/2011         9.432345          8.870103       4,408,752.1101
01/01/2012 to 12/31/2012         8.870103         10.169637       4,164,806.2926
01/01/2013 to 12/31/2013        10.169637         12.558744       3,548,921.6002
01/01/2014 to 12/31/2014        12.558744         13.188399       3,559,805.1009
01/01/2015 to 12/31/2015        13.188399         12.919678       3,362,225.9133
01/01/2016 to 12/31/2016        12.919678         13.895293       2,989,346.8331
01/01/2017 to 12/31/2017        13.895293         16.644222       2,819,522.9473
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

11/10/2008 to 12/31/2008         7.655160          7.690677         632,896.8899
01/01/2009 to 12/31/2009         7.690677          9.367447       1,776,531.4000
01/01/2010 to 12/31/2010         9.367447         10.162530       1,889,511.8604
01/01/2011 to 12/31/2011        10.162530         10.050728       1,908,835.0320
01/01/2012 to 12/31/2012        10.050728         10.995520       1,807,420.5064
01/01/2013 to 12/31/2013        10.995520         12.320964       1,656,785.9672
01/01/2014 to 12/31/2014        12.320964         12.903037       1,533,301.0448
01/01/2015 to 12/31/2015        12.903037         12.643921       1,454,377.7664
01/01/2016 to 12/31/2016        12.643921         13.355892       1,402,176.8919
01/01/2017 to 12/31/2017        13.355892         14.893104       1,282,985.6560
--------------------------      ---------         ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.164971         11.580699         179,700.9755
01/01/2013 to 12/31/2013        11.580699         11.043464          85,875.1020
01/01/2014 to 12/31/2014        11.043464         11.336607          72,005.6317
01/01/2015 to 12/31/2015        11.336607         10.118925          61,054.2632
01/01/2016 to 12/31/2016        10.118925         10.883282          58,060.9567
01/01/2017 to 12/31/2017        10.883282         11.796165          47,960.6372
--------------------------      ---------         ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.984300         10.314536         210,684.7251
01/01/2013 to 12/31/2013        10.314536         11.230860         455,726.0765
01/01/2014 to 12/31/2014        11.230860         11.741626         455,353.3757
01/01/2015 to 12/31/2015        11.741626         11.577379         296,209.5784
01/01/2016 to 12/31/2016        11.577379         11.934264         253,829.7234
01/01/2017 to 12/31/2017        11.934264         13.348327         204,419.0186
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.988220          9.773621          34,235.0737
01/01/2012 to 12/31/2012         9.773621         10.070996         130,255.8768
01/01/2013 to 12/31/2013        10.070996         10.056309         183,163.3666
01/01/2014 to 12/31/2014        10.056309         10.031423         194,507.7146
01/01/2015 to 12/31/2015        10.031423          9.840222         155,351.4775
01/01/2016 to 12/31/2016         9.840222         10.017480         135,121.9575
01/01/2017 to 12/31/2017        10.017480         10.020125         119,530.9712
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         7.854629          7.754319       2,713,302.4580
01/01/2009 to 12/31/2009         7.754319         10.152970       2,495,516.9500
01/01/2010 to 12/31/2010        10.152970         11.675624       2,315,027.9721
01/01/2011 to 12/31/2011        11.675624         10.859463       2,094,628.1203
01/01/2012 to 12/31/2012        10.859463         12.512996       1,818,351.7610
01/01/2013 to 12/31/2013        12.512996         15.995949       1,604,023.7150
01/01/2014 to 12/31/2014        15.995949         16.592811       1,370,070.8118
01/01/2015 to 12/31/2015        16.592811         16.049593       1,105,825.6700
01/01/2016 to 12/31/2016        16.049593         17.264665       1,027,918.3742
01/01/2017 to 12/31/2017        17.264665         20.950832         889,688.7472
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 01/01/2008        11.076711         11.076711       2,710,154.1309
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.011276         10.482770       137,857.5184
01/01/2013 to 12/31/2013        10.482770         11.833440       298,480.6318
01/01/2014 to 12/31/2014        11.833440         12.807579       322,286.2246
01/01/2015 to 12/31/2015        12.807579         12.125407       242,268.4859
01/01/2016 to 12/31/2016        12.125407         12.969983       252,164.5068
01/01/2017 to 12/31/2017        12.969983         15.150026       258,852.6710
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        17.479670         12.107897       246,374.0647
01/01/2009 to 12/31/2009        12.107897         15.112789       269,550.6500
01/01/2010 to 12/31/2010        15.112789         17.885935       440,161.9995
01/01/2011 to 12/31/2011        17.885935         16.069084       207,475.3833
01/01/2012 to 12/31/2012        16.069084         18.713333       206,209.7128
01/01/2013 to 12/31/2013        18.713333         24.465258       234,320.1558
01/01/2014 to 12/31/2014        24.465258         24.563534       216,688.3523
01/01/2015 to 12/31/2015        24.563534         22.934927       147,244.3853
01/01/2016 to 12/31/2016        22.934927         29.714575       120,232.3424
01/01/2017 to 12/31/2017        29.714575         32.763437       101,943.0105
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008        13.520511          6.206168       212,896.0530
01/01/2009 to 12/31/2009         6.206168         10.349730       500,738.8100
01/01/2010 to 12/31/2010        10.349730         12.632893       734,589.9684
01/01/2011 to 12/31/2011        12.632893         10.137634       357,684.4013
01/01/2012 to 12/31/2012        10.137634         11.896795       365,129.7129
01/01/2013 to 12/31/2013        11.896795         11.158201       446,124.9504
01/01/2014 to 12/31/2014        11.158201         10.295853       394,237.9879
01/01/2015 to 12/31/2015        10.295853          8.759074       309,394.3573
01/01/2016 to 12/31/2016         8.759074          9.640401       267,049.3096
01/01/2017 to 12/31/2017         9.640401         12.211988       240,503.5151
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2008 to 04/25/2008        17.301248         15.754412             0.0000
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        16.361582          9.419490       154,187.2780
01/01/2009 to 12/31/2009         9.419490         12.527414       160,189.2800
01/01/2010 to 12/31/2010        12.527414         14.357371       156,170.0263
01/01/2011 to 12/31/2011        14.357371         13.380587       164,363.9824
01/01/2012 to 12/31/2012        13.380587         16.639355       142,299.4059
01/01/2013 to 12/31/2013        16.639355         17.006799       140,017.1389
01/01/2014 to 12/31/2014        17.006799         19.014356       113,404.8164
01/01/2015 to 12/31/2015        19.014356         18.505723        97,285.4612
01/01/2016 to 12/31/2016        18.505723         18.426333        91,693.9287
01/01/2017 to 12/31/2017        18.426333         20.143435        80,097.7387
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         7.892126          4.747779         205,007.5443
01/01/2009 to 12/31/2009         4.747779          6.231197         210,303.4700
01/01/2010 to 12/31/2010         6.231197          7.613826         203,319.1014
01/01/2011 to 12/31/2011         7.613826          7.759761         182,272.4032
01/01/2012 to 12/31/2012         7.759761          9.076542         185,207.8357
01/01/2013 to 12/31/2013         9.076542         13.044951         289,589.7952
01/01/2014 to 12/31/2014        13.044951         15.309203         388,852.6625
01/01/2015 to 12/31/2015        15.309203         14.501511         301,690.7758
01/01/2016 to 12/31/2016        14.501511         14.697911         198,976.6837
01/01/2017 to 12/31/2017        14.697911         17.179365         167,572.9739
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.383877          4.651552          31,692.2665
01/01/2009 to 12/31/2009         4.651552          6.334860          52,849.6900
01/01/2010 to 12/31/2010         6.334860          6.711722          88,489.0988
01/01/2011 to 04/29/2011         6.711722          7.138968               0.0000
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       1,970,136.2397
01/01/2013 to 12/31/2013         1.048710          1.054430       1,436,191.3463
01/01/2014 to 12/31/2014         1.054430          1.098896       1,225,097.6187
01/01/2015 to 12/31/2015         1.098896          1.039093       1,127,791.8654
01/01/2016 to 12/31/2016         1.039093          1.145846       1,203,846.7354
01/01/2017 to 12/31/2017         1.145846          1.244199       1,236,859.0446
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.557695          7.311136         582,309.5651
01/01/2009 to 12/31/2009         7.311136          9.134319         654,150.8300
01/01/2010 to 12/31/2010         9.134319         10.355646         694,766.4660
01/01/2011 to 12/31/2011        10.355646         10.070573         660,317.2294
01/01/2012 to 12/31/2012        10.070573         11.772115         591,194.3865
01/01/2013 to 12/31/2013        11.772115         15.732268         551,040.8352
01/01/2014 to 12/31/2014        15.732268         16.975188         501,354.4094
01/01/2015 to 12/31/2015        16.975188         15.755453         481,921.6437
01/01/2016 to 12/31/2016        15.755453         18.242135         417,508.0391
01/01/2017 to 12/31/2017        18.242135         21.252165         351,043.2583
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        16.106871          9.741028         169,394.9110
01/01/2009 to 12/31/2009         9.741028         12.867069         312,799.3200
01/01/2010 to 12/31/2010        12.867069         16.026464         169,552.9197
01/01/2011 to 12/31/2011        16.026464         15.648867         116,546.6526
01/01/2012 to 12/31/2012        15.648867         18.261621         113,404.8567
01/01/2013 to 12/31/2013        18.261621         25.267876         109,595.7357
01/01/2014 to 12/31/2014        25.267876         26.914621          96,627.0131
01/01/2015 to 12/31/2015        26.914621         26.112778         114,620.0803
01/01/2016 to 12/31/2016        26.112778         28.722848          86,721.4286
01/01/2017 to 12/31/2017        28.722848         35.535284          74,371.7477
--------------------------      ---------         ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758         190,883.9505
01/01/2013 to 12/31/2013         1.050758          1.151141         376,549.3488
01/01/2014 to 12/31/2014         1.151141          1.215536         223,821.0550
01/01/2015 to 12/31/2015         1.215536          1.210567         300,123.7078
01/01/2016 to 12/31/2016         1.210567          1.229620         343,666.9811
01/01/2017 to 12/31/2017         1.229620          1.415962         348,167.0842
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318          42,964.4413
01/01/2014 to 12/31/2014         1.130318          1.219045           6,220.2549
01/01/2015 to 12/31/2015         1.219045          1.188718         788,379.9949
01/01/2016 to 12/31/2016         1.188718          1.224540         806,166.6565
01/01/2017 to 12/31/2017         1.224540          1.396650         749,787.1297
--------------------------       --------          --------         ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.994629         10.236813         413,505.8768
01/01/2009 to 12/31/2009        10.236813         13.294221         432,602.6600
01/01/2010 to 12/31/2010        13.294221         14.619173         453,184.3811
01/01/2011 to 12/31/2011        14.619173         12.884600         418,305.5153
01/01/2012 to 12/31/2012        12.884600         14.842148         381,277.3753
01/01/2013 to 12/31/2013        14.842148         17.471762         331,160.6856
01/01/2014 to 12/31/2014        17.471762         16.047577         307,264.6719
01/01/2015 to 12/31/2015        16.047577         15.559333         291,609.7256
01/01/2016 to 12/31/2016        15.559333         15.223933         279,164.9027
01/01/2017 to 12/31/2017        15.223933         19.258908         241,998.5436
--------------------------      ---------         ---------         ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP
GROWTH SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.180398          6.927322         125,380.9788
01/01/2009 to 12/31/2009         6.927322         10.754041         150,014.0500
01/01/2010 to 12/31/2010        10.754041         14.021283         176,911.7335
01/01/2011 to 12/31/2011        14.021283         12.882517         190,889.7965
01/01/2012 to 12/31/2012        12.882517         13.895500         181,234.8733
01/01/2013 to 12/31/2013        13.895500         19.068593         149,233.2577
01/01/2014 to 12/31/2014        19.068593         19.013199         130,959.5758
01/01/2015 to 12/31/2015        19.013199         17.824984         127,201.6282
01/01/2016 to 12/31/2016        17.824984         16.106192         115,351.8288
01/01/2017 to 12/31/2017        16.106192         22.244317          92,386.4215
--------------------------      ---------         ---------         ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303               0.0000
01/01/2015 to 12/31/2015         1.036303          0.966894               0.0000
01/01/2016 to 12/31/2016         0.966894          1.060567          66,313.7846
01/01/2017 to 12/31/2017         1.060567          1.178791          95,527.9818
--------------------------      ---------         ---------         ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.388910         13.269677       1,836,957.9602
01/01/2009 to 12/31/2009        13.269677         15.459765       3,388,891.8900
01/01/2010 to 12/31/2010        15.459765         16.506947       2,601,342.1859
01/01/2011 to 12/31/2011        16.506947         16.810768       4,369,826.5175
01/01/2012 to 12/31/2012        16.810768         18.130822       3,621,705.7134
01/01/2013 to 12/31/2013        18.130822         17.553861       2,480,474.9718
01/01/2014 to 12/31/2014        17.553861         18.053464       1,701,994.2008
01/01/2015 to 12/31/2015        18.053464         17.821192       1,554,839.3493
01/01/2016 to 12/31/2016        17.821192         18.050091       1,388,473.9686
01/01/2017 to 12/31/2017        18.050091         18.619489       1,288,915.5935
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.783430         10.957512          14,714.9789
01/01/2013 to 12/31/2013        10.957512         10.327163          23,172.5086
01/01/2014 to 12/31/2014        10.327163         10.964080          31,791.3097
01/01/2015 to 12/31/2015        10.964080         10.869017          30,196.5387
01/01/2016 to 12/31/2016        10.869017         10.869961          31,656.7943
01/01/2017 to 12/31/2017        10.869961         11.008908          25,308.0791
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.216374          10.760741          6,487.8784
01/01/2014 to 12/31/2014        10.760741          11.539586         21,354.3745
01/01/2015 to 12/31/2015        11.539586          11.248011         26,801.5892
01/01/2016 to 12/31/2016        11.248011          11.609667         23,755.7713
01/01/2017 to 12/31/2017        11.609667          13.347780         21,580.6887
--------------------------      ---------          ---------         -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762           1.068883        864,213.2742
01/01/2013 to 12/31/2013         1.068883           1.161756      2,515,162.8295
01/01/2014 to 12/31/2014         1.161756           1.235499      2,187,907.0806
01/01/2015 to 12/31/2015         1.235499           1.208822      1,153,134.0044
01/01/2016 to 12/31/2016         1.208822           1.260662        946,990.8419
01/01/2017 to 12/31/2017         1.260662           1.422324        586,328.0542
--------------------------      ---------          ---------      --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.625285           8.599158      2,787,693.6433
01/01/2009 to 12/31/2009         8.599158          10.600545      3,031,686.8500
01/01/2010 to 12/31/2010        10.600545          11.744313      3,157,363.8325
01/01/2011 to 12/31/2011        11.744313          11.715944      3,262,408.5909
01/01/2012 to 12/31/2012        11.715944          13.049283      3,064,343.5324
01/01/2013 to 12/31/2013        13.049283          14.546415      2,761,173.7369
01/01/2014 to 12/31/2014        14.546415          15.193036      2,463,195.1784
01/01/2015 to 12/31/2015        15.193036          14.702394      2,241,202.4231
01/01/2016 to 12/31/2016        14.702394          15.351912      2,106,057.3879
01/01/2017 to 12/31/2017        15.351912          17.557565      1,923,454.4613
--------------------------      ---------          ---------      --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        11.915503           7.883723      1,040,729.3647
01/01/2009 to 12/31/2009         7.883723          10.046366      1,164,698.6100
01/01/2010 to 12/31/2010        10.046366          11.320254      1,203,297.2382
01/01/2011 to 12/31/2011        11.320254          10.936433      1,205,631.5408
01/01/2012 to 12/31/2012        10.936433          12.417139      1,201,084.7539
01/01/2013 to 12/31/2013        12.417139          14.471865      1,265,991.1343
01/01/2014 to 12/31/2014        14.471865          15.053334      1,179,114.4909
01/01/2015 to 12/31/2015        15.053334          14.515517        998,031.9703
01/01/2016 to 12/31/2016        14.515517          15.313728        889,648.7046
01/01/2017 to 12/31/2017        15.313728          18.084793        687,043.5293
--------------------------      ---------          ---------      --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        58.235221          36.597630        428,888.4437
01/01/2009 to 12/31/2009        36.597630          42.769476        429,098.2600
01/01/2010 to 12/31/2010        42.769476          49.402240        411,027.0587
01/01/2011 to 12/31/2011        49.402240          46.809866        360,610.0337
01/01/2012 to 12/31/2012        46.809866          54.508674        317,553.3809
01/01/2013 to 12/31/2013        54.508674          71.977697        268,672.1838
01/01/2014 to 12/31/2014        71.977697          80.483634        228,419.9962
01/01/2015 to 12/31/2015        80.483634          76.595331        208,388.7533
01/01/2016 to 12/31/2016        76.595331          87.660534        179,820.2522
01/01/2017 to 12/31/2017        87.660534         101.197115        151,112.9155
--------------------------      ---------         ----------      --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2008 to 12/31/2008        54.338029          32.878766          6,193.7395
01/01/2009 to 12/31/2009        32.878766          42.129339          5,489.3200
01/01/2010 to 04/30/2010        42.129339          45.025051              0.0000
--------------------------      ---------         ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008         9.812864          5.835734       633,847.6083
01/01/2009 to 12/31/2009         5.835734          8.379729       984,254.2900
01/01/2010 to 12/31/2010         8.379729         10.561395       937,799.2986
01/01/2011 to 12/31/2011        10.561395         10.253499       556,215.8988
01/01/2012 to 12/31/2012        10.253499         11.505166       495,214.1034
01/01/2013 to 12/31/2013        11.505166         15.510711       496,759.3974
01/01/2014 to 12/31/2014        15.510711         17.266223       413,393.0104
01/01/2015 to 12/31/2015        17.266223         18.180606       339,700.6982
01/01/2016 to 12/31/2016        18.180606         19.061252       313,855.5663
01/01/2017 to 12/31/2017        19.061252         23.471390       264,684.2471
--------------------------      ---------         ---------       ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        27.772461         16.783283       498,570.9496
01/01/2009 to 12/31/2009        16.783283         20.962355       484,186.6300
01/01/2010 to 12/31/2010        20.962355         25.973885       457,734.9255
01/01/2011 to 12/31/2011        25.973885         24.690934       413,436.2833
01/01/2012 to 12/31/2012        24.690934         27.952215       338,253.9549
01/01/2013 to 12/31/2013        27.952215         35.952829       277,223.5128
01/01/2014 to 12/31/2014        35.952829         38.910717       231,599.9686
01/01/2015 to 12/31/2015        38.910717         34.958606       211,564.5559
01/01/2016 to 12/31/2016        34.958606         39.857152       190,927.3756
01/01/2017 to 12/31/2017        39.857152         43.071564       170,731.2790
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.803643         10.899186        18,313.6563
01/01/2009 to 12/31/2009        10.899186         13.112987        21,864.5000
01/01/2010 to 12/31/2010        13.112987         13.831744        23,529.9071
01/01/2011 to 12/31/2011        13.831744         10.904646        22,923.7016
01/01/2012 to 12/31/2012        10.904646         12.847646        14,354.6929
01/01/2013 to 12/31/2013        12.847646         14.601457       201,491.0416
01/01/2014 to 12/31/2014        14.601457         13.931004       240,721.1247
01/01/2015 to 12/31/2015        13.931004         13.452671       154,633.7100
01/01/2016 to 12/31/2016        13.452671         13.949597       126,195.3264
01/01/2017 to 12/31/2017        13.949597         18.574226       100,123.6819
--------------------------      ---------         ---------       ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        49.707922         47.265989        72,186.6628
01/01/2009 to 12/31/2009        47.265989         50.940114        90,883.4000
01/01/2010 to 12/31/2010        50.940114         54.339551       120,265.8542
01/01/2011 to 12/31/2011        54.339551         57.021060       130,872.4351
01/01/2012 to 12/31/2012        57.021060         60.378957       123,226.8025
01/01/2013 to 12/31/2013        60.378957         58.998545       126,054.4856
01/01/2014 to 12/31/2014        58.998545         62.202337       118,651.5617
01/01/2015 to 12/31/2015        62.202337         61.608162       111,848.1872
01/01/2016 to 12/31/2016        61.608162         62.554986       102,498.3911
01/01/2017 to 12/31/2017        62.554986         64.125691        98,398.8799
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.129750         11.520590             644.7500
01/01/2010 to 12/31/2010        11.520590         13.625764           6,047.7271
01/01/2011 to 12/31/2011        13.625764         12.246868          10,303.1263
01/01/2012 to 12/31/2012        12.246868         13.825231           9,848.3503
01/01/2013 to 12/31/2013        13.825231         18.316513          17,696.2375
01/01/2014 to 12/31/2014        18.316513         19.688662          17,634.2638
01/01/2015 to 12/31/2015        19.688662         20.654655          15,582.5290
01/01/2016 to 12/31/2016        20.654655         20.405264          15,505.2098
01/01/2017 to 12/31/2017        20.405264         26.976804          10,922.5930
--------------------------      ---------         ---------          -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

01/01/2008 to 12/31/2008        16.500598          9.341744               0.0000
01/01/2009 to 05/01/2009         9.341744          8.887754               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS
SERIES TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))

01/01/2008 to 12/31/2008        16.193114          9.155475           2,461.0473
01/01/2009 to 05/01/2009         9.155475          8.705625               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.777221         10.914141       1,219,381.8091
01/01/2009 to 12/31/2009        10.914141         10.800453       1,108,920.4500
01/01/2010 to 12/31/2010        10.800453         10.660952         791,077.1149
01/01/2011 to 12/31/2011        10.660952         10.523629         722,672.9733
01/01/2012 to 12/31/2012        10.523629         10.386964         703,985.3055
01/01/2013 to 12/31/2013        10.386964         10.252804         810,018.4087
01/01/2014 to 12/31/2014        10.252804         10.120377         460,779.3826
01/01/2015 to 12/31/2015        10.120377          9.989661         360,977.5767
01/01/2016 to 12/31/2016         9.989661          9.871691         326,747.5581
01/01/2017 to 12/31/2017         9.871691          9.806376         297,502.2467
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))

05/02/2016 to 12/31/2016        52.831122         53.809528          22,573.5623
01/01/2017 to 12/31/2017        53.809528         63.107265          23,726.5059
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B))

05/04/2009 to 12/31/2009        13.603770         16.688680          76,202.9300
01/01/2010 to 12/31/2010        16.688680         19.097595          65,073.8798
01/01/2011 to 12/31/2011        19.097595         17.932990          55,534.2858
01/01/2012 to 12/31/2012        17.932990         19.536993          52,280.1676
01/01/2013 to 12/31/2013        19.536993         25.593388          39,506.1882
01/01/2014 to 12/31/2014        25.593388         28.024451          37,288.6357
01/01/2015 to 12/31/2015        28.024451         27.593167          28,999.6357
01/01/2016 to 04/29/2016        27.593167         27.774621               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.683697          7.460889         388,134.6867
01/01/2009 to 05/01/2009         7.460889          7.379561               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        15.103332          9.025430        1,272,192.9266
01/01/2009 to 12/31/2009         9.025430         11.744348        1,345,709.7400
01/01/2010 to 12/31/2010        11.744348         12.962618        1,563,307.0915
01/01/2011 to 12/31/2011        12.962618         12.260793        1,170,765.0988
01/01/2012 to 12/31/2012        12.260793         13.638720        1,063,171.7343
01/01/2013 to 12/31/2013        13.638720         17.976382        1,008,459.8663
01/01/2014 to 12/31/2014        17.976382         19.597857          869,054.2894
01/01/2015 to 12/31/2015        19.597857         19.783193          673,372.0791
01/01/2016 to 12/31/2016        19.783193         20.924343          591,154.4588
01/01/2017 to 12/31/2017        20.924343         24.562676          517,513.4426
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.138773         14.428629           93,763.6618
01/01/2015 to 12/31/2015        14.428629         14.158877           90,078.0584
01/01/2016 to 12/31/2016        14.158877         14.609129          108,604.5096
01/01/2017 to 12/31/2017        14.609129         15.420652          155,632.1869
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.522958         14.939452        6,100,832.4826
01/01/2015 to 12/31/2015        14.939452         14.588222        5,229,165.7499
01/01/2016 to 12/31/2016        14.588222         15.276432        4,724,666.4652
01/01/2017 to 12/31/2017        15.276432         16.684472        4,104,182.1178
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.691964          9.157310        1,459,289.2595
01/01/2009 to 12/31/2009         9.157310         11.109695        2,334,215.5600
01/01/2010 to 12/31/2010        11.109695         12.161825        2,740,538.5835
01/01/2011 to 12/31/2011        12.161825         12.218191        2,925,213.1822
01/01/2012 to 12/31/2012        12.218191         13.375464        2,824,903.5159
01/01/2013 to 12/31/2013        13.375464         14.401451        2,245,304.8176
01/01/2014 to 04/25/2014        14.401451         14.524510                0.0000
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.192163          8.854726        3,036,575.9505
01/01/2009 to 12/31/2009         8.854726         11.020404        3,870,580.0800
01/01/2010 to 12/31/2010        11.020404         12.226944        4,641,933.6354
01/01/2011 to 12/31/2011        12.226944         12.055244        4,757,301.0599
01/01/2012 to 12/31/2012        12.055244         13.373515        4,563,756.9413
01/01/2013 to 12/31/2013        13.373515         15.078692        4,404,433.0490
01/01/2014 to 04/25/2014        15.078692         15.150236                0.0000
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))

04/28/2014 to 12/31/2014        15.464132         16.028157       13,854,808.1444
01/01/2015 to 12/31/2015        16.028157         15.620560       12,690,271.6064
01/01/2016 to 12/31/2016        15.620560         16.514354       11,529,251.7063
01/01/2017 to 12/31/2017        16.514354         18.703090       10,390,193.5834
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------
                                                                      NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT           UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD          END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         8.501971          8.451645       12,103,070.9155
01/01/2009 to 12/31/2009         8.451645         10.706411       14,973,177.8600
01/01/2010 to 12/31/2010        10.706411         12.003908       16,550,276.5524
01/01/2011 to 12/31/2011        12.003908         11.647420       16,989,816.7331
01/01/2012 to 12/31/2012        11.647420         13.097782       16,300,284.3794
01/01/2013 to 12/31/2013        13.097782         15.439211       15,113,912.2201
01/01/2014 to 04/25/2014        15.439211         15.465784                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        15.941182         16.617936       11,420,575.8948
01/01/2015 to 12/31/2015        16.617936         16.125078       10,315,298.3003
01/01/2016 to 12/31/2016        16.125078         17.212553        9,252,573.0605
01/01/2017 to 12/31/2017        17.212553         20.246539        8,011,970.8808
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

11/10/2008 to 12/31/2008         8.204189          8.120740       14,788,093.7682
01/01/2009 to 12/31/2009         8.120740         10.428495       15,338,430.2500
01/01/2010 to 12/31/2010        10.428495         11.888337       14,568,943.4534
01/01/2011 to 12/31/2011        11.888337         11.280553       13,717,285.7434
01/01/2012 to 12/31/2012        11.280553         12.884423       12,456,807.1299
01/01/2013 to 12/31/2013        12.884423         16.013844       12,676,191.6422
01/01/2014 to 04/25/2014        16.013844         15.954170                0.0000
--------------------------      ---------         ---------       ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.089520          8.198138          409,304.1269
01/01/2009 to 12/31/2009         8.198138         11.293795          442,216.3200
01/01/2010 to 12/31/2010        11.293795         12.409247          411,348.6585
01/01/2011 to 12/31/2011        12.409247         12.276458          355,159.3390
01/01/2012 to 12/31/2012        12.276458         14.002167          545,620.2428
01/01/2013 to 12/31/2013        14.002167         18.898229          497,005.9457
01/01/2014 to 12/31/2014        18.898229         20.285133          400,668.1043
01/01/2015 to 12/31/2015        20.285133         22.133484          346,682.2868
01/01/2016 to 12/31/2016        22.133484         21.819252          323,687.6804
01/01/2017 to 12/31/2017        21.819252         29.504939          254,699.3009
--------------------------      ---------         ---------       ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.367771          5.532204          510,814.1805
01/01/2009 to 12/31/2009         5.532204          7.847238          458,516.6000
01/01/2010 to 12/31/2010         7.847238          8.473780          442,541.7263
01/01/2011 to 12/31/2011         8.473780          8.249075          394,919.7415
01/01/2012 to 04/27/2012         8.249075          9.283200                0.0000
--------------------------      ---------         ---------       ---------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.251048          6.517750          218,660.9626
01/01/2009 to 12/31/2009         6.517750          8.342795          212,467.5500
01/01/2010 to 12/31/2010         8.342795         10.816575          194,627.1212
01/01/2011 to 12/31/2011        10.816575         10.970270          185,371.8803
01/01/2012 to 12/31/2012        10.970270         12.007454          152,177.7396
01/01/2013 to 12/31/2013        12.007454         17.586589          115,891.9172
01/01/2014 to 12/31/2014        17.586589         17.521696          102,585.8969
01/01/2015 to 12/31/2015        17.521696         17.542225           90,100.2922
01/01/2016 to 12/31/2016        17.542225         18.362770           80,374.9168
01/01/2017 to 12/31/2017        18.362770         22.962820           63,719.7608
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.820181          8.558483       109,635.4408
01/01/2009 to 12/31/2009         8.558483         10.637702       205,547.4100
01/01/2010 to 12/31/2010        10.637702         12.021908       175,351.4839
01/01/2011 to 12/31/2011        12.021908         12.061008       150,814.0012
01/01/2012 to 12/31/2012        12.061008         13.741140       152,235.9223
01/01/2013 to 12/31/2013        13.741140         17.863205       140,673.4160
01/01/2014 to 12/31/2014        17.863205         19.942122       114,690.6091
01/01/2015 to 12/31/2015        19.942122         19.864338       114,655.3561
01/01/2016 to 12/31/2016        19.864338         21.839640       105,779.0164
01/01/2017 to 12/31/2017        21.839640         26.135595        87,901.3932
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        20.405274         12.375528        17,169.9679
01/01/2009 to 12/31/2009        12.375528         13.783491        17,495.4800
01/01/2010 to 12/31/2010        13.783491         16.509191        13,369.7611
01/01/2011 to 12/31/2011        16.509191         17.193780        11,411.7809
01/01/2012 to 12/31/2012        17.193780         18.625752         8,852.9344
01/01/2013 to 12/31/2013        18.625752         25.406323        93,561.1088
01/01/2014 to 12/31/2014        25.406323         25.002832        81,110.6111
01/01/2015 to 12/31/2015        25.002832         24.773678        70,172.8203
01/01/2016 to 12/31/2016        24.773678         28.951791        63,752.2491
01/01/2017 to 12/31/2017        28.951791         33.005218        55,445.5675
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.756529          9.595726       153,906.5093
01/01/2009 to 12/31/2009         9.595726         12.953774       152,000.2600
01/01/2010 to 12/31/2010        12.953774         15.709433       142,323.9004
01/01/2011 to 12/31/2011        15.709433         14.688795       126,179.1685
01/01/2012 to 12/31/2012        14.688795         15.264435       122,573.7035
01/01/2013 to 04/26/2013        15.264435         16.556111             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        15.347357          8.786128       649,315.3029
01/01/2009 to 12/31/2009         8.786128         12.405083       566,003.2500
01/01/2010 to 12/31/2010        12.405083         14.295180       467,174.1434
01/01/2011 to 12/31/2011        14.295180         13.922517       392,870.6992
01/01/2012 to 12/31/2012        13.922517         16.308007       308,902.9425
01/01/2013 to 12/31/2013        16.308007         22.338144       291,878.5297
01/01/2014 to 12/31/2014        22.338144         23.995717       240,922.1525
01/01/2015 to 12/31/2015        23.995717         26.175789       223,401.6961
01/01/2016 to 12/31/2016        26.175789         26.233477       224,158.2918
01/01/2017 to 12/31/2017        26.233477         34.564517       184,758.8906
--------------------------      ---------         ---------       ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        16.079665         10.107218        19,061.3384
01/01/2009 to 12/31/2009        10.107218         13.831167        15,663.6800
01/01/2010 to 12/31/2010        13.831167         18.384998        18,001.3859
01/01/2011 to 12/31/2011        18.384998         18.410661        25,567.5466
01/01/2012 to 12/31/2012        18.410661         21.062581        20,746.5194
01/01/2013 to 12/31/2013        21.062581         29.974123        13,326.9562
01/01/2014 to 12/31/2014        29.974123         31.553465         9,662.0259
01/01/2015 to 12/31/2015        31.553465         31.913298        10,183.6837
01/01/2016 to 12/31/2016        31.913298         35.118268         9,410.8624
01/01/2017 to 12/31/2017        35.118268         42.477772         7,926.5532
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016     32.257231             33.512779        5,945.7737
01/01/2017 to 12/31/2017     33.512779             35.802673        5,539.7678
--------------------------   ---------             ---------        ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008     21.426045             17.929098        8,185.7091
01/01/2009 to 12/31/2009     17.929098             23.341846        7,374.3100
01/01/2010 to 12/31/2010     23.341846             25.910181        6,266.5755
01/01/2011 to 12/31/2011     25.910181             27.068778        6,926.2992
01/01/2012 to 12/31/2012     27.068778             29.734685        5,803.0285
01/01/2013 to 12/31/2013     29.734685             29.593335        5,553.5625
01/01/2014 to 12/31/2014     29.593335             30.756116        5,026.3775
01/01/2015 to 12/31/2015     30.756116             29.751510        5,321.0510
01/01/2016 to 12/31/2016     29.751510             31.805345      217,544.3923
01/01/2017 to 12/31/2017     31.805345             33.886110      201,168.8080
--------------------------   ---------             ---------      ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     19.530893             15.691614      632,855.7845
01/01/2009 to 12/31/2009     15.691614             21.184702      612,561.6200
01/01/2010 to 12/31/2010     21.184702             23.622434      587,544.1006
01/01/2011 to 12/31/2011     23.622434             24.357741      519,164.0967
01/01/2012 to 12/31/2012     24.357741             27.154250      463,516.9708
01/01/2013 to 12/31/2013     27.154250             28.942193      334,692.1121
01/01/2014 to 12/31/2014     28.942193             29.947945      285,075.5190
01/01/2015 to 12/31/2015     29.947945             28.918367      250,711.1221
01/01/2016 to 04/29/2016     28.918367             29.807092            0.0000
--------------------------   ---------             ---------      ------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2008 to 12/31/2008     65.786706             37.133706        3,725.6832
01/01/2009 to 12/31/2009     37.133706             47.607725        5,749.7100
01/01/2010 to 12/31/2010     47.607725             54.003315        5,903.7519
01/01/2011 to 12/31/2011     54.003315             53.656333        5,176.7707
01/01/2012 to 12/31/2012     53.656333             61.992225        5,052.7583
01/01/2013 to 12/31/2013     61.992225             78.219902        5,586.0170
01/01/2014 to 12/31/2014     78.219902             83.756667        5,075.6233
01/01/2015 to 12/31/2015     83.756667             79.170754        4,817.2653
01/01/2016 to 12/31/2016     79.170754             91.987621        4,546.6970
01/01/2017 to 12/31/2017     91.987621            102.289521        3,142.9005
--------------------------   ---------            ----------      ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)

01/01/2008 to 12/31/2008     39.151600             23.040143      104,834.0295
01/01/2009 to 12/31/2009     23.040143             31.166988       95,020.0700
01/01/2010 to 12/31/2010     31.166988             33.350983       93,989.5114
01/01/2011 to 12/31/2011     33.350983             29.419890       85,513.4915
01/01/2012 to 12/31/2012     29.419890             34.332500       71,712.8870
01/01/2013 to 12/31/2013     34.332500             41.673780       60,696.8048
01/01/2014 to 12/31/2014     41.673780             36.556339       51,766.8471
01/01/2015 to 12/31/2015     36.556339             33.741295       47,844.1311
01/01/2016 to 12/31/2016     33.741295             35.695233       44,849.4004
01/01/2017 to 12/31/2017     35.695233             41.117390       37,328.9049
--------------------------   ---------            ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIMCO VARIABLE INSURANCE TRUST

PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2008 to 12/31/2008        14.643464         11.055669        91,658.4799
01/01/2009 to 12/31/2009        11.055669         15.306964        88,764.5100
01/01/2010 to 12/31/2010        15.306964         17.294817        77,610.4180
01/01/2011 to 12/31/2011        17.294817         17.642106        67,935.9656
01/01/2012 to 12/31/2012        17.642106         19.902817        53,616.4190
01/01/2013 to 12/31/2013        19.902817         20.772340        49,329.4499
01/01/2014 to 12/31/2014        20.772340         21.188846        43,706.6853
01/01/2015 to 12/31/2015        21.188846         20.571276        37,905.1835
01/01/2016 to 12/31/2016        20.571276         22.832856        33,781.6797
01/01/2017 to 12/31/2017        22.832856         24.028122        24,664.4543
--------------------------      ---------         ---------        -----------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2008 to 12/31/2008        13.276772         13.050080        50,497.5409
01/01/2009 to 12/31/2009        13.050080         14.597434        66,315.5100
01/01/2010 to 12/31/2010        14.597434         15.170956        52,027.9481
01/01/2011 to 12/31/2011        15.170956         15.141485        65,396.4272
01/01/2012 to 12/31/2012        15.141485         15.819489        57,343.1195
01/01/2013 to 12/31/2013        15.819489         15.594047        46,711.8465
01/01/2014 to 12/31/2014        15.594047         15.523680        44,927.7106
01/01/2015 to 12/31/2015        15.523680         15.371264        38,059.5977
01/01/2016 to 12/31/2016        15.371264         15.385927        28,467.6382
01/01/2017 to 12/31/2017        15.385927         15.392397        23,375.7353
--------------------------      ---------         ---------        -----------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)

01/01/2008 to 12/31/2008        16.072867          9.101523         2,242.4668
01/01/2009 to 07/17/2009         9.101523          9.058443             0.0000
--------------------------      ---------         ---------        -----------

PUTNAM VARIABLE TRUST

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)

09/27/2010 to 12/31/2010        14.022815         15.888357         1,839.3217
01/01/2011 to 12/31/2011        15.888357         14.886355         6,402.0293
01/01/2012 to 12/31/2012        14.886355         17.155675         6,172.0675
01/01/2013 to 12/31/2013        17.155675         23.104966         1,544.3867
01/01/2014 to 12/31/2014        23.104966         25.883058         1,409.5581
01/01/2015 to 12/31/2015        25.883058         25.474732           738.8080
01/01/2016 to 12/31/2016        25.474732         27.104302         1,033.6118
01/01/2017 to 12/31/2017        27.104302         34.573940           610.8722
--------------------------      ---------         ---------        -----------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA
SUB-ACCOUNT (CLASS IB))

01/01/2008 to 12/31/2008        16.688285          8.969702         1,947.7075
01/01/2009 to 12/31/2009         8.969702         12.284528         2,018.7300
01/01/2010 to 09/24/2010        12.284528         14.070309             0.0000

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Deutsche Variable Series II: Deutsche Government & Agency Securities VIP (closed effective May 1, 2002) (formerly DWS Variable Series II: DWS Government & Agency Securities Portfolio, and previously Scudder Variable Series II: Scudder Government & Agency Securities Portfolio); (b) Brighthouse Funds Trust I (formerly Met Investors Series Trust): Western Asset Management Strategic Bond Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Bond Debenture Portfolio), T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004), Invesco Mid Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Mid Cap Value Portfolio), MFS(R) Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and Brighthouse Small Cap Value Portfolio (Class A) (closed effective May 1, 2005) (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio); (c) Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30,
2007); (d) Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).


The following investment option is only available to contracts issued before May 1, 2002 for allocations of new Purchase Payments or transfers of Account
Value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance
Funds: AIM V.I. International Growth Fund).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, Brighthouse Funds Trust II: MFS(R) Research Managers Portfolio merged into Brighthouse Funds Trust II: MFS(R) Investors Trust Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Brighthouse Funds Trust I; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Brighthouse Funds Trust I; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Brighthouse Funds Trust I; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class
A) of the Brighthouse Funds Trust I; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF -- Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF -- Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Brighthouse Funds Trust I; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Brighthouse Funds Trust II; and the Mutual Shares Securities Fund

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

(closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Brighthouse Funds Trust I; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Brighthouse Funds Trust I; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust I; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (i) MFS(R) Variable Insurance Trust (Service Class): MFS(R) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Brighthouse Funds Trust I; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Brighthouse Funds Trust II; and the MFS(R) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Brighthouse Funds Trust II; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Brighthouse Funds Trust I; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio of the Brighthouse Funds Trust I; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of November 22, 2004, the following Investment Portfolios of the Brighthouse Funds Trust I were merged: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I:
PIMCO Total Return Portfolio.


Effective as of May 1, 2005, Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.


Effective as of May 1, 2005, the following Investment Portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I; (b) AllianceBernstein Variable Products Series Fund,
Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Brighthouse Funds Trust I; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Brighthouse Funds Trust II; (d) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Brighthouse Funds Trust I; and the MFS(R) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Brighthouse Funds Trust I; (e) Putnam Variable
Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS(R) Research International Portfolio (Class B) of the Brighthouse Funds Trust I; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Brighthouse Funds Trust I.


Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS(R) Investors Trust Portfolio (Class B) merged into Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B).


Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B).


Effective as of April 30, 2007, Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13,
2006) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS(R) Variable Insurance Trust: MFS(R) Investors Trust Series (Service Class) was replaced with Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class
B).


Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products
Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Brighthouse Funds Trust I: MFS(R) Emerging Markets Equity Portfolio (Class B).


Effective as of November 10, 2008, the following portfolios of Brighthouse Funds Trust I merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).


Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class
E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.


Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class
B).


Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS(R) Growth and Income Portfolio (Administrative Class) was liquidated.


Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B).


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio


o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class B)



Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)        consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)        Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 JPMorgan Global Active Allocation           Seeks capital appreciation and current
 Portfolio (Class B)                         income.
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid   securities of mid-sized companies.
 Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 JPMorgan Global Active Allocation           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: J.P. Morgan Investment
                                             Management Inc.
 MetLife Multi-Index Targeted Risk           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Total Return Portfolio (Class B)      Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Schroders Global Multi-Asset Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid   Subadviser: Victory Capital Management
 Cap Value Portfolio)                        Inc.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 MetLife Stock Index Portfolio (Class B)    Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
 (Class B)                                  of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 (Class B)
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)          with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                    Seeks reasonable income. The fund will also
                                            consider the potential for capital
                                            appreciation. The fund's goal is to achieve a
                                            yield which exceeds the composite yield on
                                            the securities comprising the S&P 500(R)
                                            Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                 Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Low Duration Portfolio               Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Sustainable Leaders Fund         Seeks long-term capital appreciation.
 (formerly Putnam VT Multi-Cap Growth
 Fund)



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -------------------------------------------
 MetLife Stock Index Portfolio (Class B)    Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                 PIMCO
 PIMCO Low Duration Portfolio               PIMCO
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Sustainable Leaders Fund         Putnam Investment Management, LLC
 (formerly Putnam VT Multi-Cap Growth
 Fund)

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples are for the GMIB Plus II rider and use an annual increase rate of 6%.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 6% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the GMIB Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600;
        $106,000 - $10,600 = $95,400). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 6%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 6% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






  (In contrast to the GMIB Plus II rider, for the GMIB II rider, Purchase
        Payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract Owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 10 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields Annuity Payments of $693 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $793; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $919.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract Owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]






  With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.


[GRAPHIC APPEARS HERE]






(5)   The Guaranteed Principal Option -- GMIB Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


3) The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.


[GRAPHIC APPEARS HERE]






  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- GMIB Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $106,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $116,600 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus II rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000




     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068




C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

E. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I -- How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H. Enhanced Guaranteed Withdrawal Benefit and GWB I -- Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800




I. Enhanced GWB -- How the Optional Reset Works (may be elected prior to age
86)


Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.



[GRAPHIC APPEARS HERE]






     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB -- How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I -- Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

                      This page intentionally left blank.

APPENDIX F

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2018              $100,000
   B    Account Value                                  9/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2020              $  9,000
   G    Percentage Reduction in Account                9/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2020              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2018              $100,000
   B    Account Value                                       9/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2020              $  9,000
   G    Percentage Reduction in Account                     9/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2020              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2018             $100,000
    B    Account Value                           9/1/2019 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2019             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2019             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2019          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2020 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2020             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2020          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2020             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2020             $  9,000
    G    Percentage Reduction in Account                 9/2/2020                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2020             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2020          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2020          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2020             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT I

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit I rider.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 6% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 =
    $95,400). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 6% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($179,085) is used as the Death Benefit Base. Because the Death Benefit Base ($179,085) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $106,000 to $110,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


The Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $116,600 to $120,000; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit I rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit I at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note the Enhanced Death Benefit I rider charge remains at its current level.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                         BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C





                                                                         CLASS B






                                                                  APRIL 30, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 50 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 49 Investment Portfolios listed below.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund




BRIGHTHOUSE FUNDS TRUST I (CLASS B)

     AB Global Dynamic Allocation Portfolio


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio


     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Templeton International Bond Portfolio#

     Brighthouse/Wellington Large Cap Research Portfolio



     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio


     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (formerly Pyramis(R) Government Income Portfolio)


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Comstock Portfolio


     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio


     PIMCO Total Return Portfolio


     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
         Portfolio)



BRIGHTHOUSE FUNDS TRUST II


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)


     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.


To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional

Information (SAI) dated April 30, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 92 of this prospectus. For a free copy of the SAI, call us at
(800) 709-2811, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  7
FEE TABLES AND EXAMPLES..................................  9
1. THE ANNUITY CONTRACT.................................. 17
2. PURCHASE.............................................. 17
     Purchase Payments................................... 18
     Termination for Low Account Value................... 18
     Allocation of Purchase Payments..................... 18
     Investment Allocation Restrictions for Certain
       Riders............................................ 19
     Free Look........................................... 23
     Accumulation Units.................................. 23
     Account Value....................................... 24
     Replacement of Contracts............................ 24
3. INVESTMENT OPTIONS.................................... 24
     Investment Portfolios That Are Funds-of-Funds....... 27
     Transfers........................................... 27
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 32
     Automatic Rebalancing Program....................... 32
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 33
4. EXPENSES.............................................. 33
     Product Charges..................................... 33
     Account Fee......................................... 34
     Lifetime Income Solution and Guaranteed
       Minimum Income Benefit -- Rider Charge............ 34
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge................ 35
     Withdrawal Charge................................... 37
     Reduction or Elimination of the Withdrawal
       Charge............................................ 37
     Premium and Other Taxes............................. 38
     Transfer Fee........................................ 38
     Income Taxes........................................ 38
     Investment Portfolio Expenses....................... 38
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 38
     Annuity Date........................................ 38
     Annuity Payments.................................... 39
     Annuity Options..................................... 40
     Variable Annuity Payments........................... 41
     Fixed Annuity Payments.............................. 42
6. ACCESS TO YOUR MONEY.................................. 42
     Systematic Withdrawal Program....................... 43
     Suspension of Payments or Transfers................. 43
7. LIVING BENEFITS....................................... 44
     Overview of Living Benefit Riders................... 44
     Guaranteed Income Benefits.......................... 44
     Description of LIS Plus II.......................... 46
     Description of LIS Plus I........................... 52
     Description of LIS.................................. 53
     Guaranteed Withdrawal Benefits...................... 54
     Description of the Lifetime Withdrawal Guarantee
       II................................................ 56
     Description of the Lifetime Withdrawal Guarantee
       I................................................. 62
     Description of the Guaranteed Withdrawal Benefit
       I................................................. 63
8. PERFORMANCE........................................... 66
9. DEATH BENEFIT......................................... 67
     Upon Your Death..................................... 67
     Standard Death Benefit -- Principal Protection...... 67
     Optional Death Benefit -- Annual Step-Up............ 68
     Optional Death Benefit -- Enhanced Death Benefit
       II................................................ 68
     Optional Death Benefit -- Compounded-Plus........... 73
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 74
     General Death Benefit Provisions.................... 74
     Spousal Continuation................................ 75
     Death of the Annuitant.............................. 75
     Controlled Payout................................... 75
10. FEDERAL INCOME TAX STATUS............................ 76
     Non-Qualified Contracts............................. 76
     Qualified Contracts................................. 79
11. OTHER INFORMATION.................................... 87
     BLIC................................................ 87
     The Separate Account................................ 87
     Distributor......................................... 87
     Selling Firms....................................... 88
     Requests and Elections.............................. 89
     Ownership........................................... 90
     Legal Proceedings................................... 91
     Financial Statements................................ 91

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.................................  92
APPENDIX A............................................. A-1
     Condensed Financial Information................... A-1
APPENDIX B............................................. B-1
     Participating Investment Portfolios............... B-1
APPENDIX C............................................. C-1
     EDCA Examples with Multiple Purchase Payments..... C-1
APPENDIX D............................................. D-1
     Description of GMIB............................... D-1
APPENDIX E............................................. E-1
     Lifetime Income Solution Examples................. E-1
APPENDIX F............................................. F-1
     Guaranteed Withdrawal Benefit Examples............ F-1
APPENDIX G............................................. G-1
     Death Benefit Examples............................ G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 24
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 57 and 64
Annuitant................................................................ 91
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 38
Annuity Service Center..................................................... 8
Annuity Units............................................................ 39
Beneficiary.............................................................. 91
Benefit Base............................................................. 63
Business Day............................................................. 19
Contract Year............................................................ 18
Death Benefit Base....................................................... 68
Fixed Account............................................................ 17
Free Look................................................................ 23
Good Order............................................................... 89
Guaranteed Withdrawal Amount............................................. 64
GWB Withdrawal Rate...................................................... 64
Income Base............................ 46 and Appendix D-1
Income Phase............................................................. 17
Investment Portfolios.................................................... 24
Joint Owners............................................................. 91
Owner.................................................................... 90
Purchase Payment......................................................... 18
Remaining Guaranteed Withdrawal Amount................................... 56
Separate Account......................................................... 87
Total Guaranteed Withdrawal Amount....................................... 56

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose optional death benefits and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB) or guaranteed withdrawal benefit (GWB) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB or GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or you previously elected an LIS rider or the Guaranteed Minimum Income Benefit (GMIB) rider (see "Living
Benefits -- Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                 (800) 709-2811


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)                            1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 4)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Optional Death Benefit -- Compounded-Plus                        0.35%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 5)   1.90%

--------------------------------------------------------------------------------


 Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")




 Note 2. Certain charges and expenses for contracts issued before May 1, 2004, are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B).



 Note 4. See below for an additional optional death benefit rider (Enhanced Death Benefit II), for which the charge is assessed on the Death Benefit Base and deducted annually from the Account Value.



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Compounded-Plus Charge, and the Additional Death Benefit -- Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



LIFETIME INCOME SOLUTION (LIS) RIDER CHARGES
  (as a percentage of the Income Base (Note 2))

  LIS Plus II and LIS Plus I -- maximum charge                           1.50%

  LIS Plus II and LIS Plus I -- current charge                           1.00%


  LIS                                                                    0.50%


LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  (as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  Lifetime Withdrawal Guarantee II
------------------------------------------------------------------------

  Single Life version -- maximum charge                                  1.25%

  Single Life version -- current charge                                  0.65%

  Joint Life version -- maximum charge                                   1.50%

  Joint Life version -- current charge                                   0.85%


  Lifetime Withdrawal Guarantee I
------------------------------------------------------------------------

  Single Life version -- maximum charge                                  0.95%

  Single Life version -- current charge                                  0.50%

  Joint Life version -- maximum charge                                   1.40%

  Joint Life version -- current charge                                   0.70%


  GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
  (as a percentage of the Guaranteed Withdrawal Amount (Note 4))         0.25%


--------------------------------------------------------------------------------

 Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before February 24, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Income Benefits" for a definition of the term Income Base. The LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living
 Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")



 Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

ENHANCED DEATH BENEFIT II RIDER CHARGES
  (as a percentage of the Death Benefit Base (Note 5))

  Enhanced Death Benefit II -- maximum charge                             1.50%

  Enhanced Death Benefit II (issue age 69 or younger) -- current charge   0.60%

  Enhanced Death Benefit II (issue age 70-75) -- current charge           1.15%


--------------------------------------------------------------------------------

 Note 5. The Death Benefit Base is initially set at an amount equal to your initial Purchase Payment. The Death Benefit Base is adjusted for subsequent Purchase Payments and withdrawals. For a definition of the term Death Benefit Base, see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II." The Enhanced Death Benefit II rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.58%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund               0.52%         0.25%        0.03%

 American Funds Global Small                     0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                      0.33%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio                  0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Templeton International             0.60%         0.25%        0.10%
  Bond Portfolio

 Brighthouse/Wellington Large Cap                0.56%         0.25%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund                --        0.80%           --          0.80%

 American Funds Global Small                      --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                       --        0.60%           --          0.60%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                   --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Templeton International              --        0.95%         0.01%         0.94%
  Bond Portfolio

 Brighthouse/Wellington Large Cap                 --        0.83%         0.04%         0.79%
  Research Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 JPMorgan Small Cap Value Portfolio             0.78%         0.25%        0.06%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.69%         0.25%        0.05%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%        0.04%
  Portfolio

 Oppenheimer Global Equity Portfolio            0.66%         0.25%        0.04%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio       0.69%          --          0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Dimensional International          0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.15%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.07%
  Portfolio

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MFS(R) Total Return Portfolio                  0.56%         0.25%        0.05%

 MFS(R) Value Portfolio                         0.62%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 VanEck Global Natural Resources                0.78%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.56%         0.25%        0.04%
  Bond Opportunities Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 JPMorgan Global Active Allocation               --        1.02%         0.06%         0.96%
  Portfolio

 JPMorgan Small Cap Value Portfolio              --        1.09%         0.10%         0.99%

 MetLife Multi-Index Targeted Risk             0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.10%         0.89%

 Morgan Stanley Mid Cap Growth                   --        0.94%         0.02%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio             --        0.95%         0.10%         0.85%

 PanAgora Global Diversified Risk              0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio        0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio          0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                     0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Dimensional International           --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.87%         0.11%         0.76%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.22%         0.09%         1.13%
  Portfolio

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MFS(R) Total Return Portfolio                   --        0.86%           --          0.86%

 MFS(R) Value Portfolio                          --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 VanEck Global Natural Resources               0.01%       1.07%         0.01%         1.06%
  Portfolio

 Western Asset Management Strategic              --        0.85%         0.06%         0.79%

  Bond Opportunities Portfolio




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.

Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit -- Earnings Preservation Benefit, and the Lifetime Income Solution Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,194     $1,986      $2,794      $5,069
    minimum       $1,128     $1,793      $2,480      $4,486


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $494      $1,446      $2,434      $5,069
    minimum        $428      $1,253      $2,120      $4,486


CHART 2. Chart 2 assumes that you do not select the optional death benefit riders, a Lifetime Income Solution rider, or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $984      $1,349      $1,721      $2,863
    minimum        $918      $1,151      $1,388      $2,192


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $284        $809      $1,361      $2,863
    minimum        $218        $611      $1,028      $2,192


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").



In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.



The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

We reserve the right to reject any application.

PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o Certain riders have current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II," and "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


If you choose the LIS Plus II rider, the LIS Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit II rider, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" until the rider terminates.


If you choose the the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value as described in "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee I."


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging
(DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II


Allocation. If you elected the LIS Plus II, the LIS Plus I, the Lifetime

Withdrawal Guarantee II, or the Enhanced Death Benefit II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio,

     AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, BlackRock Ultra-Short Term Bond Portfolio and/or the Fixed Account. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)



For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the Brighthouse Asset Allocation 80 Portfolio is also available under option (A).


OR


(B) You must allocate:


o at least 30% of Purchase Payments or Account Value to Platform 1 portfolios and/or to the Fixed Account;


o  up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  up to 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.


For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of Purchase Payments or
                                          ------------
Account Value to Platform 1 portfolios and/or to the Fixed Account and you may allocate up to 85% of Purchase Payments or Account Value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------



   Fixed Account

   BlackRock Bond Income Portfolio
   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   Fidelity Institutional Asset Management(R) Government Income Portfolio MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio


Platform 2
----------



   AB Global Dynamic Allocation Portfolio

   American Funds Global Growth Fund
   American Funds Growth Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   Brighthouse/Wellington Large Cap Research Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
   Brighthouse Balanced Plus Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio

Platform 3
----------



   Morgan Stanley Mid Cap Growth Portfolio

     Victory Sycamore Mid Cap Value Portfolio


Platform 4
----------


     American Funds Global Small Capitalization Fund

   Brighthouse/Aberdeen Emerging Markets Equity Portfolio
   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Templeton International Bond Portfolio
   Clarion Global Real Estate Portfolio
   JPMorgan Small Cap Value Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Neuberger Berman Genesis Portfolio
     VanEck Global Natural Resources Portfolio

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for

Purchase Payments.

Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- LIS PLUS II, LIS PLUS I, LIFETIME WITHDRAWAL GUARANTEE II, AND EDB II


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one or more of the following riders: LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.

We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase -- Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.

In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.

Restrictions on Subsequent Purchase Payments for LIS Plus II and LIS Plus I after Rider Terminates. The restrictions on subsequent Purchase Payments described above will no longer apply, if:

   1) you elected the LIS Plus II rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of LIS Plus II - Terminating the LIS Plus II Rider"); or

   2) you elected the LIS Plus I rider, and it terminates (see "Living Benefits - Guaranteed Income Benefits - Description of LIS Plus I").

If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB, GWB I, AND LIFETIME WITHDRAWAL GUARANTEE I


Current Restrictions on Subsequent Purchase Payments. If applicable in your state and except as noted below, until further notice we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 17, 2012 if your contract was issued with one of the following optional riders: GMIB, GWB I, and Lifetime Withdrawal Guarantee I. You still will be permitted to transfer Account Value among the Investment Portfolios available with your contract and rider. If subsequent Purchase Payments will be permitted in the future, we will notify you in writing, in advance of the date the restriction will end.


We will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section; or (b) the rider charge is greater than your Account Value.


In addition, for IRAs (including annuity contracts held under Custodial IRAs), we will permit subsequent Purchase Payments up to your applicable annual IRS limits, provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment. We will permit subsequent Purchase Payments for Qualified Contracts (other than IRAs and annuity contracts held under Custodial IRAs), provided the subsequent Purchase Payment is not in the form of a transfer or rollover from another tax-qualified plan.


If your contract was issued in one of the following states, this restriction on
-------------------------------------------------------------------------------
subsequent Purchase Payments does not apply and you may continue to make
-------------------------------------------
subsequent Purchase Payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, Oregon, Pennsylvania, Texas, Utah, or Washington.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death
      Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.

ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.





3. INVESTMENT OPTIONS


The contract offers 49 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 709-2811. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.



Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").



(a) AB Global Dynamic Allocation Portfolio


(b) AQR Global Risk Balanced Portfolio


(c) BlackRock Global Tactical Strategies Portfolio


(d) Brighthouse Balanced Plus Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio


(g) MetLife Multi-Index Targeted Risk Portfolio


(h) PanAgora Global Diversified Risk Portfolio


(i) Schroders Global Multi-Asset Portfolio



Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)


American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BRIGHTHOUSE FUNDS TRUST I (CLASS B)


Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio


     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio


     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Templeton International Bond Portfolio#

     Brighthouse/Wellington Large Cap Research Portfolio


     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Fidelity Institutional Asset Management(R) Government Income Portfolio
         (formerly Pyramis(R) Government Income Portfolio)


     Invesco Balanced-Risk Allocation Portfolio


     Invesco Comstock Portfolio


     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio


     PIMCO Total Return Portfolio


     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio


     Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
         Portfolio)




BRIGHTHOUSE FUNDS TRUST II


Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)


     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G)


     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)


     VanEck Global Natural Resources Portfolio (Class B)#


     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


   # This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")


INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio


     MetLife Multi-Index Targeted Risk Portfolio


     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money -

Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, Lifetime Withdrawal Guarantee I, or Enhanced Death Benefit II rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections
     "Purchase -- Allocation of Purchase Payments" and "Purchase -- Investment Allocation Restrictions for Certain Riders" for more information.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund


      American Funds Global Small Capitalization Fund

      BlackRock High Yield Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Templeton International Bond Portfolio

      Clarion Global Real Estate Portfolio

      JPMorgan Small Cap Value Portfolio

      Loomis Sayles Small Cap Growth Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      Oppenheimer Global Equity Portfolio

      VanEck Global Natural Resources Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the



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



Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the LIS Plus I, LIS Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.

o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued prior to May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise. If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, and your contract was issued on or after May 1, 2005, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM



Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing



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



Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit II rider, the Fixed Account is available for automatic rebalancing.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Morgan Stanley Mid Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Mid Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES


There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the



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



excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Compounded-Plus Death Benefit           0.35%*
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

* For contracts issued prior to May 1, 2004, the percentage charge for the Compounded-Plus Death Benefit rider is 0.15% of the average daily net asset value of each Investment Portfolio.



Please check with your financial representative regarding which death benefits are available in your state.



If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the Accumulation Phase equal to 0.60% of the Death Benefit Base. If you are age 70-75 at issue, we will assess a charge during the Accumulation Phase equal to 1.15% of the Death Benefit Base (see "Death Benefit -- Optional Death Benefit -- Enhanced Death Benefit II" for a discussion of how the Death Benefit Base is determined).


If your Death Benefit Base is increased due to an Optional Step-Up, we may reset the Enhanced Death Benefit charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior Contract Year at each contract anniversary before any Optional Step-Up.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/

Annuitant, or the assignment. If an Enhanced Death Benefit rider is terminated because the contract is terminated; because the death benefit amount is determined; or because there are insufficient funds to deduct the rider charge from the Account Value, no Enhanced Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The Enhanced Death Benefit charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Lifetime Income Solution (LIS) rider that provides a guaranteed minimum income benefit. There are



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



three different versions of the Lifetime Income Solution under this contract: the LIS Plus II, the LIS Plus I, and the LIS.


If you select an LIS rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits -- Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the LIS rider are listed below.


The LIS rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If an LIS rider is terminated for the following reasons, no LIS rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 86th birthday (for LIS) or 91st birthday (for LIS Plus I or LIS Plus II); or


o the Guaranteed Principal Option is exercised (only applicable to LIS Plus I and LIS Plus II).


The LIS rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For versions of the LIS rider with an Optional Step-Up feature (LIS Plus I and LIS Plus II), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits -- Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


If you selected the LIS Plus II rider, the rider charge is 1.00% of the Income Base.


If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.80% of the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 1.00% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the LIS rider, the rider charge is 0.50% of the Income Base.


For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB). If you selected the GMIB rider, we assess a charge during the accumulation period equal to 0.35% of the income base. (See Appendix D for a discussion of how the income base for the GMIB rider is calculated at the time the rider charge is assessed.)


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II (LWG II) and the Lifetime Withdrawal Guarantee I (LWG I). We also offered an optional Guaranteed Withdrawal Benefit: the Guaranteed Withdrawal Benefit I (GWB I).


If you elected the GWB I rider or one of the Lifetime Withdrawal Guarantee riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The GWB I and Lifetime Withdrawal Guarantee rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. The percentage charges for the GWB I rider and each version of the LWG riders are listed below.


For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, after applying the Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. (See "Living Benefits -- Guaranteed Withdrawal
Benefits -- Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Compounding Income Amounts and Automatic Annual Step-Ups.)


For the Guaranteed Withdrawal Benefit I rider, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Guaranteed Withdrawal Benefit I") on the contract anniversary.


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner, Joint Owner, or Annuitant (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


Lifetime Withdrawal Guarantee Riders -- Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


Lifetime Withdrawal Guarantee Riders -- Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


Guaranteed Withdrawal Benefit I Rider -- Rider Charge. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Guaranteed Withdrawal Benefit I").


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating LIS or GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin.

We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS THE LIFETIME INCOME SOLUTION, THE GUARANTEED MINIMUM INCOME BENEFIT, OR A GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER, AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIS PLUS II, LIS PLUS I, OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.

Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.

There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution (LIS) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider or LIS rider if your contract lapses and there remains any Income Base may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata LIS, GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")

o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o  We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you
                                                 --------  -------
     may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). If you purchased the optional GWB rider, you may also elect to receive payments under the Systematic Withdrawal Program on an annual basis. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require



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us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We offer two types of living benefit riders -- guaranteed income benefits and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------


o  Lifetime Income Solution Plus (LIS Plus I and LIS Plus II)


o  Lifetime Income Solution (LIS)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Guaranteed Withdrawal Benefit I (GWB I)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Lifetime Withdrawal Guarantee II (LWG II)


The GWB I rider is designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned.


GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are three different versions of the Lifetime Income Solution under this contract: LIS Plus II, LIS Plus I, and LIS.


(For contracts purchased prior to July 1, 2002, we offered a different guaranteed minimum income benefit (GMIB), which is described in Appendix D to this prospectus.)



There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



You may not have this benefit and a GWB rider or the Enhanced Death Benefit II rider in effect at the same time.

Once elected, the rider cannot be terminated except as discussed below.


FACTS ABOUT THE LIFETIME INCOME SOLUTION RIDERS


INCOME BASE AND LIS ANNUITY PAYMENTS. Under all versions of the LIS, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For LIS Plus II in contracts issued after February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through February 25, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on and before February 23, 2009, and for LIS, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. For LIS Plus II and LIS Plus I, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise an LIS rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under an LIS rider, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and LIS Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and LIS Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


LIS AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a LIS rider.


LIS, LIS PLUS I, AND QUALIFIED CONTRACTS. The LIS and LIS Plus I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for the LIS Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding these riders in connection with a Qualified Contract.


(See Appendix E for examples of the LIS Plus rider.)


DESCRIPTION OF LIS PLUS II


The LIS Plus II rider is no longer available for purchase. The LIS Plus II rider is available only for Owners up through age 78, and you can only elect the LIS Plus II at the time you purchase the contract. THE LIS PLUS II RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The Income Base is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the LIS Plus II rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5% or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Income Base - Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.


During the 30 day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix E for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the LIS annuity income, an amount equal to an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect; and


(3) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments



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



previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the LIS Plus II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


If you elect the LIS Plus II rider, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE LIS PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL LIS PLUS II CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions described above will no longer apply.


The Guaranteed Principal Option is not available in the state of Washington.


EXERCISING THE LIS PLUS II RIDER. If you exercise the LIS Plus II, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:


(1) Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")


These options are described in the contract and the LIS Plus II rider.



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



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the LIS Plus II, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE LIS PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see
"Purchase -- Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. As noted above, for the LIS Plus II rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances.
If:


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.


For contracts issued with the LIS Plus II rider from July 19, 2010 through
--------------------------------------------------------------------------
February 25, 2011, the following enhanced payout rates apply. If:
-----------------


o  you take no withdrawals prior to age 62;


o your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5.5% of the Income Base (calculated on the date the payments are determined).



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Alternatively, if:


o  you take no withdrawals prior to age 60;


o your Account Value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).


If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II, you may elect any of the Annuity Options available under the contract.


TERMINATING THE LIS PLUS II RIDER. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:


      a) The 30th day following the contract anniversary prior to your 91st birthday;


      b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);


      c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS Plus II (a pro rata portion of the rider charge will be assessed);


      d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


      e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


      f) The effective date of the Guaranteed Principal Option; or


      g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the LIS Plus II rider under termination provision d) above; and


o before the 10-year waiting period to exercise the LIS Plus II rider has elapsed, the LIS Plus II rider will terminate under termination provision
     a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the LIS Plus II rider within the 30 days following the contract anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions and any subsequent Purchase Payment restrictions will no longer apply.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.



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Alternatively, you may choose to enroll in both the Automated Required Minimum
Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


(See Appendix E for examples illustrating the operation of the LIS Plus II.)


DESCRIPTION OF LIS PLUS I


In states where approved, the LIS Plus I was available with contracts issued before July 19, 2010.


LIS Plus I is identical to LIS Plus II, with the following exceptions:


(1) The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under "Annual Increase Rate" above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.


(2) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.


(3) The LIS Plus I payout rates are enhanced to be at least (a) 5.5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LIS Plus I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


For contracts issued with the LIS Plus I rider from February 24, 2009 through
-----------------------------------------------------------------------------
May 1, 2009, the following additional differences apply:
-----------


(4) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.

(5) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

(6) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).

(7)   Different investment allocation restrictions apply. (See
      "Purchase -- Investment Allocation Restrictions for Certain Riders.")

(8) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.

(10) The LIS Plus I payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) you take no withdrawals prior to age 62; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed, or (b) 5% of the Income Base (calculated on the date the payments are determined) if: (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.

For contracts issued with the LIS Plus I rider on or before February 23, 2009,
-----------------------------------------------------------------------------
differences (4) through (8) above apply, and the following replaces differences
(9) and (10):

(9) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.

(10) The LIS Plus I payout rates are enhanced to be at least 6% of the Income Base (calculated on the date the payments are determined) in the event:
      (i) you take no withdrawals prior to age 60; (ii) your Account Value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an Income Base remaining; and (iii) the Annuity Option you select is the single life annuity with 10 years of Annuity Payments guaranteed.


DESCRIPTION OF LIS


The LIS rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. In states where approved, the LIS was available only for Owners up through age 75, and you could only elect the LIS at the time you purchased the contract. The LIS may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the Owner's 85th birthday.


The LIS is otherwise identical to the LIS Plus I, with the following exceptions:


(1) The rider charge for the LIS is lower (see "Expenses -- Guaranteed Minimum Income Benefit -- Rider Charge").


(2) The LIS Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


      a. the annual increase rate is 5% per year through the contract anniversary on or following the Owner's 85th birthday and 0% thereafter, and


      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph (b)(ii) of the "Income Base" section of "Description of LIS Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year.


(3) There is no Guaranteed Principal Option.


(4) There is no Optional Step-Up feature.


(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80,

      8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years; this limitation only applies to joint Annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and LIS payout rates are not enhanced.


(7) The following replaces termination provision a), above:


      The 30th day following the contract anniversary prior to your 86th birthday.


(8) The following replaces termination provision d), above:


      Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.


(9) If an Owner or Joint Owner dies and:



   o the spouse elects to continue the contract and the LIS rider under termination provision d) above; and


   o before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 86th birthday);


      we will permit the spouse to exercise the LIS rider within the 30 days following the contract anniversary prior to his or her 86th birthday, even though the 10-year waiting period has not elapsed.


(10) The following replaces termination provision e), above:


      A change for any reason of the Owner or Joint Owner, or the Annuitant if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.


(11) Termination provisions f) and g), above, do not apply.


(12) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.


(13) Subsequent Purchase Payments are not currently restricted under the LIS rider.


(See Appendix E for examples illustrating the operation of the LIS.)


GUARANTEED WITHDRAWAL BENEFITS


We offered optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are three guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I) and Guaranteed Withdrawal Benefit I (GWB I). The guaranteed withdrawal benefit riders are no longer available for sale.


There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may have become available (or unavailable) in different states at different times. If you have been issued a contract with a guaranteed withdrawal benefit rider, please check your contract and rider for the specific provisions applicable to you.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchased a guaranteed withdrawal benefit rider, you must have elected one version at the time you purchased the contract, prior to age 81. You may not have this benefit and an LIS rider or the Enhanced Death Benefit II rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.



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



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The rider guarantees may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I RIDER, AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.") Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT FOR THE GWB I OR THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS UNTIL TERMINATION OF THE RIDER.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I rider is in effect, we will not continue to assess the GWB I rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE FOR THE GWB I OR THE REMAINING GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISOR PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


Note that the GWB I rider is not available for purchase by a Beneficiary under a decedent's Non-Qualified Contract.


(See Appendix F for examples of the GWB.)


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



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II


The Lifetime Withdrawal Guarantee II rider is no longer available for sale.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal during a


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



     Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older); and


o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.25% for the Single Life version or 1.50% for the Joint Life version) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's



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



     life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See "Lifetime Withdrawal Guarantee and Annuitization" below.)



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL DURING A CONTRACT YEAR IN WHICH THE OWNER (OR OLDER JOINT OWNER, OR ANNUITANT IF THE OWNER IS A NON-NATURAL PERSON) ATTAINS OR WILL ATTAIN AGE 76 OR OLDER).


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix F, "A. Lifetime Withdrawal Guarantee - 2. When Withdrawals Do Exceed the Annual Benefit

Payment -  a. Lifetime Withdrawal Guarantee II -  Proportionate Reduction."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II." If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the LWG II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


JOINT LIFE VERSION. A Joint Life version of the LWG II rider was available for a charge of 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.) Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract Owner died (or before the first Joint Owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract Owner, or older Joint Owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the



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first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an



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annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last



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



      payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.


COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed

Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed

Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining

Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract
            ------
anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).


AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed



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Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge").



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:



   (a)        AB Global Dynamic Allocation Portfolio


   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        BlackRock Ultra-Short Term Bond Portfolio

   (e)        Brighthouse Asset Allocation 20 Portfolio

   (f)        Brighthouse Asset Allocation 40 Portfolio

   (g)        Brighthouse Asset Allocation 60 Portfolio

   (h)        Brighthouse Asset Allocation 80 Portfolio

   (i)        Brighthouse Balanced Plus Portfolio

   (j)        Fidelity Institutional Asset Management(R) Government Income
              Portfolio

   (k)        Invesco Balanced-Risk Allocation Portfolio


   (l)        JPMorgan Global Active Allocation Portfolio

   (m)        MetLife Aggregate Bond Index Portfolio

   (n)        MetLife Multi-Index Targeted Risk Portfolio

   (o)        PanAgora Global Diversified Risk Portfolio


   (p)        Schroders Global Multi-Asset Portfolio

   (q)        SSGA Growth and Income ETF Portfolio

   (r)        SSGA Growth ETF Portfolio

You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the Lifetime Withdrawal Guarantee I rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The Guaranteed Withdrawal Benefit I (GWB I) rider is no longer available for sale.


BENEFIT BASE. At issue, the Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference




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     between the Benefit Base after the decrease for the withdrawal and your
     Account Value after the decrease for the withdrawal.


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our administrative procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no



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longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and
       (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefit. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit



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Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GWB I rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."


GWB AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



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We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit II rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are age 75 or younger at the effective date of your contract, you may select the Enhanced Death Benefit II rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.



The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.



The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value



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      attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract.


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value (including any applicable withdrawal charge) attributable to each partial withdrawal made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


OPTIONAL DEATH BENEFIT -- ENHANCED DEATH BENEFIT II


In states where approved, you may select the Enhanced Death Benefit II (EDB II) rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you have not elected any other living benefit rider or death benefit rider. The EDB II rider is referred to in your contract and rider as the "Guaranteed Minimum Death Benefit" or GMDB.


DESCRIPTION OF ENHANCED DEATH BENEFIT II. If you select the EDB II, the amount of the death benefit will be the greater of:


(1) the Account Value; or


(2) the Death Benefit Base.


The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit



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will not be less than the greater of: (1) the highest Account Value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.


The Death Benefit Base is the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal. The percentage reduction in Account Value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the Account Value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB II rider that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a) 5%; or


(b) the required minimum distribution rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


The required minimum distribution rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of:
       (i) the Annual Increase Amount at the beginning of the Contract Year and
       (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
         the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


(2b) if you enroll in both the Systematic Withdrawal Program and the Automated
                      ----
         Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.



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On the first contract anniversary, "at the beginning of the Contract Year"
means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Description of EDB II - Death Benefit Base
-  Annual Increase Amount").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With EDB II" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the required minimum distribution rate) is greater than item

(a) above, and your total withdrawals during a Contract Year, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution
                                     ------
rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item
(a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of the death benefit under the Enhanced Death Benefit rider.


After the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge); or


(b) (1) if total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the contract anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Owner (or the Annuitant, if the Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the Enhanced Death Benefit rider. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the Owner's 91st birthday, except that it is increased for each subsequent Purchase Payment and reduced by the withdrawal adjustments described above.


(See Appendix G for examples of the calculation of the Death Benefit Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate



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above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE
MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the Owner (or older Joint Owner, or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up:


      (1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election; and


      (2) may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the EDB II investment allocation restrictions, see "Purchase -- Investment Allocation and Other Purchase Payment Restrictions for LIS Plus II, LIS Plus I, LWG II and EDB II Riders."


If you elect the EDB II, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may



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elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the EDB II rider are restricted as described in "Purchase -- Restrictions on Subsequent Purchase Payments -- LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II."


TERMINATING THE EDB II RIDER. The rider will terminate upon the earliest of:


a) The date you make a total withdrawal of your Account Value (a pro rata portion of the rider charge will be assessed);


b) The date there are insufficient funds to deduct the rider charge from your Account Value;


c) The date you elect to receive Annuity Payments under the contract (a pro rata portion of the rider charge will be assessed);


d) A change of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g) Termination of the contract to which this rider is attached.


Under our current administrative procedures, we will waive the termination of the EDB II if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


THE EDB II RIDER AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Generally, once your contract is annuitized, you are ineligible to receive the death benefit selected. However, for contracts purchased with an EDB II rider, if you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions; or


(2) Elect to receive annuity payments determined by applying the Death Benefit Base to the greater of the guaranteed Annuity Option rates for this contract at the time of purchase or the current Annuity Option rates applicable to this class of contract. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less Annuity Payments already paid to the Owner.


If you fail to select one of the above options, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option, unless the payment under option (2) above is greater, in which case we will apply option (2) to your contract.


(See Appendix G for examples of the Enhanced Death Benefit.)


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH EDB II


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the EDB II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Death Benefit Base on a proportionate basis. (Reducing the Death Benefit Base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.) The Automated Required Minimum



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Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Death Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year with the EDB II. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect EDB II, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Death Benefit Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the EDB II rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS


You may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1) the Account Value; or


(2) the greater of (a) or (b) below:


      (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


      (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial Purchase Payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


             (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


             (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


      (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the Owner change; and


      (b) for the annual increase amount, the current annual increase amount will be reset to equal your Account Value as of the effective date of the Owner change. For purposes of the calculation of the annual increase amount thereafter, the Account Value on the effective date of the Owner change will be treated as the initial Purchase Payment and Purchase Payments received and



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



             partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount is equal to the greater of (1) or (2).


(See Appendix G for examples of the Compounded-Plus death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.



The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).



Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.




                              Benefit
    Issue Age              Percentag  e
------------------------
    Ages 69 or younger     40%
    Ages 70-79             25%
    Ages 80 and above       0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.



Please check with your financial representative regarding the availability of the following in your state.



If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the



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Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in



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



writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION



The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.



For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.



In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.



SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


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(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See "Taxation of Payments in Annuity Form" below.)

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION



If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).



EXCHANGES/TRANSFERS



The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care




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insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.



A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM



Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.




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Once you have recovered the investment in the contract, further Annuity
Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION



The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.




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The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



The contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the


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Account Value of the contract.

If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals or distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,


(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs).


(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.



If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.



The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the



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commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.



ROLLOVERS AND TRANSFERS



Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.



Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.



Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS



For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over




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the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.



If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your retirement plan by the Required Beginning Date. Generally, the "Required Minimum Date" is by April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than by April 1 of the year after you reach age 70 1/2.


For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.



A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.



You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.



Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be



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distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment



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limit if your modified adjusted gross income does not exceed certain limits.
You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cut and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be




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withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




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11. OTHER INFORMATION

BLIC



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Variable Annuity Account C (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. On November 14, 2014, following the close of business MetLife Investors merged into BLIC (formerly known as MetLife Insurance Company
USA) and the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, or optional Guaranteed Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.




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Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences




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and educational seminars for selling firms' financial representatives.
Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2017, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:



o  Through your financial representative



o By telephone at (800) 709-2811, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is



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complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.



TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.



Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


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o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 709-2811 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits -- Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements


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APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2017. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND
EXAMPLES -- Separate Account Annual Expenses" for more information. Charges for the optional Enhanced Death Benefit, Lifetime Income Solutions, Lifetime Withdrawal Guarantees, and Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Enhanced Death Benefit, Lifetime Income Solution, Lifetime Withdrawal Guarantee, or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2008 to 12/31/2008     27.802896         16.805776            1,606.6364
01/01/2009 to 12/31/2009     16.805776         23.465330            3,126.4100
01/01/2010 to 12/31/2010     23.465330         25.728404            6,646.7231
01/01/2011 to 12/31/2011     25.728404         23.001729            7,034.1588
01/01/2012 to 12/31/2012     23.001729         27.658377            6,681.4235
01/01/2013 to 12/31/2013     27.658377         35.056304            7,258.4782
01/01/2014 to 12/31/2014     35.056304         35.192149            7,410.3755
01/01/2015 to 12/31/2015     35.192149         36.925102            7,693.4748
01/01/2016 to 12/31/2016     36.925102         36.455193            8,470.1835
01/01/2017 to 12/31/2017     36.455193         47.028599            8,101.9467
--------------------------   ---------         ---------            ----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008     30.431408         15.352892                0.0000
01/01/2009 to 12/31/2009     15.352892         24.297822              509.0400
01/01/2010 to 12/31/2010     24.297822         29.184689            1,300.0699
01/01/2011 to 12/31/2011     29.184689         23.153893            1,501.3126
01/01/2012 to 12/31/2012     23.153893         26.845287            1,537.2300
01/01/2013 to 12/31/2013     26.845287         33.789028            1,316.7910
01/01/2014 to 12/31/2014     33.789028         33.856755            1,314.5806
01/01/2015 to 12/31/2015     33.856755         33.307695            1,311.7481
01/01/2016 to 12/31/2016     33.307695         33.366588            1,337.2154
01/01/2017 to 12/31/2017     33.366588         41.218522            1,595.8798
--------------------------   ---------         ---------            ----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        149.491833         86.145837            0.0000
01/01/2009 to 12/31/2009         86.145837        117.837458          599.4000
01/01/2010 to 12/31/2010        117.837458        137.220465        1,961.8679
01/01/2011 to 12/31/2011        137.220465        128.884433        2,313.3440
01/01/2012 to 12/31/2012        128.884433        149.069557        2,343.3419
01/01/2013 to 12/31/2013        149.069557        190.294107        2,257.9896
01/01/2014 to 12/31/2014        190.294107        202.600069        2,240.5793
01/01/2015 to 12/31/2015        202.600069        212.419976        2,178.2516
01/01/2016 to 12/31/2016        212.419976        228.197266        2,124.2893
01/01/2017 to 12/31/2017        228.197266        287.266354        1,586.7771
--------------------------      ----------        ----------        ----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         10.167893         10.479837            0.0000
01/01/2013 to 12/31/2013         10.479837         11.428729       11,269.9055
01/01/2014 to 12/31/2014         11.428729         12.037639       19,128.3277
01/01/2015 to 12/31/2015         12.037639         11.879490        9,149.1239
01/01/2016 to 12/31/2016         11.879490         12.075067        9,086.9185
01/01/2017 to 12/31/2017         12.075067         13.462005        6,972.7138
--------------------------      ----------        ----------       -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014          0.996782          1.036824            0.0000
01/01/2015 to 12/31/2015          1.036824          1.007302            0.0000
01/01/2016 to 12/31/2016          1.007302          1.008061            0.0000
01/01/2017 to 12/31/2017          1.008061          1.142343            0.0000
--------------------------      ----------        ----------       -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         11.095853         11.462767       14,504.6584
01/01/2013 to 12/31/2013         11.462767         10.865597       13,010.2993
01/01/2014 to 12/31/2014         10.865597         11.087286       15,468.0980
01/01/2015 to 12/31/2015         11.087286          9.837128        9,533.5864
01/01/2016 to 12/31/2016          9.837128         10.516928        8,046.8313
01/01/2017 to 12/31/2017         10.516928         11.331100        3,307.4003
--------------------------      ----------        ----------       -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012          9.924071         10.211120       41,222.3487
01/01/2013 to 12/31/2013         10.211120         11.051764       61,196.1518
01/01/2014 to 12/31/2014         11.051764         11.485267       57,939.1844
01/01/2015 to 12/31/2015         11.485267         11.256840       85,755.4433
01/01/2016 to 12/31/2016         11.256840         11.534440       79,976.0196
01/01/2017 to 12/31/2017         11.534440         12.824200       74,812.4263
--------------------------      ----------        ----------       -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         13.537264         17.014752       20,244.2300
01/01/2010 to 12/31/2010         17.014752         19.327799       25,974.5991
01/01/2011 to 12/31/2011         19.327799         19.409454       11,984.7256
01/01/2012 to 12/31/2012         19.409454         22.192562       11,951.6746
01/01/2013 to 12/31/2013         22.192562         23.807246       13,067.1305
01/01/2014 to 12/31/2014         23.807246         24.128934       11,085.6221
01/01/2015 to 12/31/2015         24.128934         22.716618        8,955.9662
01/01/2016 to 12/31/2016         22.716618         25.404742        8,770.9724
01/01/2017 to 12/31/2017         25.404742         26.862224        8,075.2624
--------------------------      ----------        ----------       -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.024293          7.562984       697,793.0189
01/01/2009 to 12/31/2009         7.562984          9.843201       601,888.9500
01/01/2010 to 12/31/2010         9.843201         11.251762       598,311.9581
01/01/2011 to 12/31/2011        11.251762         10.402724       574,376.1933
01/01/2012 to 12/31/2012        10.402724         11.914653       574,542.6876
01/01/2013 to 12/31/2013        11.914653         15.140008       545,171.9191
01/01/2014 to 12/31/2014        15.140008         15.610967       421,891.0537
01/01/2015 to 12/31/2015        15.610967         15.009529       384,897.1844
01/01/2016 to 12/31/2016        15.009529         16.049290       361,470.4170
01/01/2017 to 12/31/2017        16.049290         19.359870       327,768.8687
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012         9.950891         10.377682         2,885.8704
01/01/2013 to 12/31/2013        10.377682         11.644752        12,076.5729
01/01/2014 to 12/31/2014        11.644752         12.527974        20,239.7333
01/01/2015 to 12/31/2015        12.527974         11.789721        23,844.7134
01/01/2016 to 12/31/2016        11.789721         12.535500        27,544.5698
01/01/2017 to 12/31/2017        12.535500         14.555224        29,192.9035
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008        13.358987          6.107034        39,072.7258
01/01/2009 to 12/31/2009         6.107034         10.123524        67,145.2700
01/01/2010 to 12/31/2010        10.123524         12.282999        75,164.3209
01/01/2011 to 12/31/2011        12.282999          9.797930        74,870.5751
01/01/2012 to 12/31/2012         9.797930         11.429024        59,347.9265
01/01/2013 to 12/31/2013        11.429024         10.655323        43,697.9889
01/01/2014 to 12/31/2014        10.655323          9.772978        36,284.2014
01/01/2015 to 12/31/2015         9.772978          8.264436        37,046.4549
01/01/2016 to 12/31/2016         8.264436          9.041601        34,730.3885
01/01/2017 to 12/31/2017         9.041601         11.385214        36,347.8854
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.987399          9.734008        10,384.0622
01/01/2012 to 12/31/2012         9.734008          9.969859        11,760.1386
01/01/2013 to 12/31/2013         9.969859          9.895765        10,843.9853
01/01/2014 to 12/31/2014         9.895765          9.812226         5,435.3203
01/01/2015 to 12/31/2015         9.812226          9.567621         4,708.1856
01/01/2016 to 12/31/2016         9.567621          9.681708         4,254.9544
01/01/2017 to 12/31/2017         9.681708          9.626491         4,045.1000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/03/2010 to 12/31/2010        11.729080         12.099496             0.0000
01/01/2011 to 12/31/2011        12.099496         11.832988             0.0000
01/01/2012 to 12/31/2012        11.832988         13.267839             0.0000
01/01/2013 to 12/31/2013        13.267839         13.153181             0.0000
01/01/2014 to 12/31/2014        13.153181         13.052813             0.0000
01/01/2015 to 12/31/2015        13.052813         12.274357             0.0000
01/01/2016 to 12/31/2016        12.274357         12.148681             0.0000
01/01/2017 to 12/31/2017        12.148681         11.937324             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009         6.698105          7.991560         1,340.6300
01/01/2010 to 12/31/2010         7.991560          8.810799         3,640.4658
01/01/2011 to 12/31/2011         8.810799          8.660451         4,766.2345
01/01/2012 to 12/31/2012         8.660451          9.628544         4,694.0143
01/01/2013 to 12/31/2013         9.628544         12.676067         4,107.2564
01/01/2014 to 12/31/2014        12.676067         14.105926         4,107.2564
01/01/2015 to 12/31/2015        14.105926         14.450870         4,107.2564
01/01/2016 to 12/31/2016        14.450870         15.340300         4,107.2564
01/01/2017 to 12/31/2017        15.340300         18.340248         4,107.2564
--------------------------      ---------         ---------         ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.806356          9.158910        89,617.4257
01/01/2009 to 12/31/2009         9.158910         12.107964        82,561.9300
01/01/2010 to 12/31/2010        12.107964         13.793766        82,309.6616
01/01/2011 to 12/31/2011        13.793766         12.778545        68,899.2780
01/01/2012 to 12/31/2012        12.778545         15.795183        56,467.9727
01/01/2013 to 12/31/2013        15.795183         16.047387        54,014.0516
01/01/2014 to 12/31/2014        16.047387         17.834403        52,529.1192
01/01/2015 to 12/31/2015        17.834403         17.253471        47,725.0885
01/01/2016 to 12/31/2016        17.253471         17.076757        42,077.7712
01/01/2017 to 12/31/2017        17.076757         18.556771        38,753.8313
--------------------------      ---------         ---------        -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         8.068179          7.288773       251,969.4597
01/01/2012 to 12/31/2012         7.288773          8.474367       233,304.9387
01/01/2013 to 12/31/2013         8.474367         12.106716       237,682.1634
01/01/2014 to 12/31/2014        12.106716         14.123147       212,617.1717
01/01/2015 to 12/31/2015        14.123147         13.297951       200,356.1379
01/01/2016 to 12/31/2016        13.297951         13.397415       184,412.1117
01/01/2017 to 12/31/2017        13.397415         15.565953       175,807.4087
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.249680          4.563760        20,973.1268
01/01/2009 to 12/31/2009         4.563760          6.178104        29,851.2400
01/01/2010 to 12/31/2010         6.178104          6.506516        14,538.1208
01/01/2011 to 04/29/2011         6.506516          6.907176             0.0000
--------------------------      ---------         ---------       ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010630          1.044394        75,401.1603
01/01/2013 to 12/31/2013         1.044394          1.043809        37,937.2778
01/01/2014 to 12/31/2014         1.043809          1.081320        48,071.2149
01/01/2015 to 12/31/2015         1.081320          1.016353        61,693.1642
01/01/2016 to 12/31/2016         1.016353          1.114068        49,751.7812
01/01/2017 to 12/31/2017         1.114068          1.202479        39,870.6408
--------------------------      ---------         ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.373762          7.151498       121,874.5307
01/01/2009 to 12/31/2009         7.151498          8.882604       115,859.6000
01/01/2010 to 12/31/2010         8.882604         10.012092       134,912.7882
01/01/2011 to 12/31/2011        10.012092          9.680265       122,356.7310
01/01/2012 to 12/31/2012         9.680265         11.256169        95,769.4571
01/01/2013 to 12/31/2013        11.256169         14.953317        98,008.6052
01/01/2014 to 12/31/2014        14.953317         16.038166        95,257.3999
01/01/2015 to 12/31/2015        16.038166         14.796666        85,272.9314
01/01/2016 to 12/31/2016        14.796666         17.029548        80,511.7373
01/01/2017 to 12/31/2017        17.029548         19.721220        60,750.8610
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012684          1.046433             0.0000
01/01/2013 to 12/31/2013         1.046433          1.139546       121,309.5136
01/01/2014 to 12/31/2014         1.139546          1.196095        59,649.8557
01/01/2015 to 12/31/2015         1.196095          1.184079       339,252.5788
01/01/2016 to 12/31/2016         1.184079          1.195521       310,816.3201
01/01/2017 to 12/31/2017         1.195521          1.368488       300,562.8972
--------------------------       --------          --------       ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.079996          9.664542             0.0000
01/01/2009 to 12/31/2009         9.664542         12.211100           358.7600
01/01/2010 to 12/31/2010        12.211100         14.287731         3,827.9669
01/01/2011 to 12/31/2011        14.287731         12.566704         5,314.5673
01/01/2012 to 12/31/2012        12.566704         14.222613         5,781.2129
01/01/2013 to 12/31/2013        14.222613         18.546499         5,783.9629
01/01/2014 to 12/31/2014        18.546499         18.992898         5,951.2371
01/01/2015 to 12/31/2015        18.992898         17.250172         5,991.9085
01/01/2016 to 12/31/2016        17.250172         22.089148         5,988.7570
01/01/2017 to 12/31/2017        22.089148         22.392485         6,487.6215
--------------------------      ---------         ---------       ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.077106          1.122470             0.0000
01/01/2014 to 12/31/2014         1.122470          1.203340             0.0000
01/01/2015 to 12/31/2015         1.203340          1.166383             0.0000
01/01/2016 to 12/31/2016         1.166383          1.194346             0.0000
01/01/2017 to 12/31/2017         1.194346          1.354090         5,269.3592
--------------------------      ---------         ---------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.313567          9.790126       216,465.2524
01/01/2009 to 12/31/2009         9.790126         12.638051       202,264.8100
01/01/2010 to 12/31/2010        12.638051         13.814584       191,642.4258
01/01/2011 to 12/31/2011        13.814584         12.102702       186,638.6378
01/01/2012 to 12/31/2012        12.102702         13.857650       172,469.4998
01/01/2013 to 12/31/2013        13.857650         16.215302       166,321.0639
01/01/2014 to 12/31/2014        16.215302         14.804391       145,789.2762
01/01/2015 to 12/31/2015        14.804391         14.268067       130,354.0593
01/01/2016 to 12/31/2016        14.268067         13.876982       123,229.9699
01/01/2017 to 12/31/2017        13.876982         17.450326       105,995.7844
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP
GROWTH SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.646969          6.606950         7,438.5680
01/01/2009 to 12/31/2009         6.606950         10.195369        22,981.4400
01/01/2010 to 12/31/2010        10.195369         13.213470        24,775.4986
01/01/2011 to 12/31/2011        13.213470         12.067801        25,491.8937
01/01/2012 to 12/31/2012        12.067801         12.938431        14,338.8129
01/01/2013 to 12/31/2013        12.938431         17.649116        14,138.2531
01/01/2014 to 12/31/2014        17.649116         17.492538        12,847.4437
01/01/2015 to 12/31/2015        17.492538         16.301191        12,459.8608
01/01/2016 to 12/31/2016        16.301191         14.641197        12,235.1002
01/01/2017 to 12/31/2017        14.641197         20.100524        11,036.1716
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.160064         11.173950         3,300.1700
01/01/2009 to 12/31/2009        11.173950         15.327336         2,786.6600
01/01/2010 to 12/31/2010        15.327336         17.434330         5,382.5515
01/01/2011 to 12/31/2011        17.434330         15.668891         5,521.4738
01/01/2012 to 12/31/2012        15.668891         18.627747         5,602.1585
01/01/2013 to 12/31/2013        18.627747         23.232852        11,774.8658
01/01/2014 to 12/31/2014        23.232852         23.283923        11,209.9196
01/01/2015 to 12/31/2015        23.283923         23.744793        10,430.3584
01/01/2016 to 12/31/2016        23.744793         23.351705         9,208.4504
01/01/2017 to 12/31/2017        23.351705         31.330803         5,577.4440
--------------------------      ---------         ---------        -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2008 to 12/31/2008        18.489436         10.462470         4,366.4327
01/01/2009 to 12/31/2009        10.462470         13.458480         3,641.6500
01/01/2010 to 12/31/2010        13.458480         14.181769         2,194.9966
01/01/2011 to 04/29/2011        14.181769         15.796821             0.0000
--------------------------      ---------         ---------        -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.546666             0.0000
01/01/2009 to 12/31/2009         6.546666          8.518843         5,520.3700
01/01/2010 to 12/31/2010         8.518843          8.998757         9,661.2341
01/01/2011 to 12/31/2011         8.998757          8.220717        13,908.4197
01/01/2012 to 12/31/2012         8.220717          9.856902        13,059.6101
01/01/2013 to 04/26/2013         9.856902         10.462272             0.0000
--------------------------      ---------         ---------        -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999740          1.032019             0.0000
01/01/2015 to 12/31/2015         1.032019          0.957133             0.0000
01/01/2016 to 12/31/2016         0.957133          1.043583         4,834.9634
01/01/2017 to 12/31/2017         1.043583          1.152998        12,065.6316
--------------------------      ---------         ---------        -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.373561         12.538680       303,299.6900
01/01/2010 to 12/31/2010        12.538680         13.257567       279,802.5113
01/01/2011 to 12/31/2011        13.257567         14.458039       263,365.7084
01/01/2012 to 12/31/2012        14.458039         15.479838       227,580.5466
01/01/2013 to 12/31/2013        15.479838         13.779703       190,105.3094
01/01/2014 to 12/31/2014        13.779703         13.911521       170,277.9624
01/01/2015 to 12/31/2015        13.911521         13.225162       153,669.9741
01/01/2016 to 12/31/2016        13.225162         13.622990       139,254.1093
01/01/2017 to 12/31/2017        13.622990         13.830835       135,248.9075
--------------------------      ---------         ---------       ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.882116         12.690839       525,723.3894
01/01/2009 to 12/31/2009        12.690839         14.697007       437,952.3100
01/01/2010 to 12/31/2010        14.697007         15.598687       431,203.4314
01/01/2011 to 12/31/2011        15.598687         15.791031       412,049.5206
01/01/2012 to 12/31/2012        15.791031         16.928614       430,198.5872
01/01/2013 to 12/31/2013        16.928614         16.291852       333,921.5475
01/01/2014 to 12/31/2014        16.291852         16.655315       274,386.8789
01/01/2015 to 12/31/2015        16.655315         16.342669       248,069.8132
01/01/2016 to 12/31/2016        16.342669         16.453573       227,489.0041
01/01/2017 to 12/31/2017        16.453573         16.871369       216,962.6761
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.718421         10.847689         8,886.5983
01/01/2013 to 12/31/2013        10.847689         10.162484             0.0000
01/01/2014 to 12/31/2014        10.162484         10.724718             0.0000
01/01/2015 to 12/31/2015        10.724718         10.568127             0.0000
01/01/2016 to 12/31/2016        10.568127         10.505826             0.0000
01/01/2017 to 12/31/2017        10.505826         10.576649             0.0000
--------------------------      ---------         ---------         ----------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY
PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.214701         10.715574         3,255.7806
01/01/2014 to 12/31/2014        10.715574         11.422414         3,894.2181
01/01/2015 to 12/31/2015        11.422414         11.067180         3,358.9071
01/01/2016 to 12/31/2016        11.067180         11.354701         2,808.8604
01/01/2017 to 12/31/2017        11.354701         12.976812             0.0000
--------------------------      ---------         ---------         ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010663          1.064484        18,092.0092
01/01/2013 to 12/31/2013         1.064484          1.150055        20,553.5808
01/01/2014 to 12/31/2014         1.150055          1.215740        20,364.9215
01/01/2015 to 12/31/2015         1.215740          1.182372        36,234.5026
01/01/2016 to 12/31/2016         1.182372          1.225704        35,693.8632
01/01/2017 to 12/31/2017         1.225704          1.374637        33,552.5337
--------------------------      ---------         ---------        -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.648611         10.333264       132,301.2500
01/01/2010 to 12/31/2010        10.333264         11.379773       136,206.6114
01/01/2011 to 12/31/2011        11.379773         11.284525        98,475.4672
01/01/2012 to 12/31/2012        11.284525         12.493205        88,682.6905
01/01/2013 to 12/31/2013        12.493205         13.843251        90,157.5915
01/01/2014 to 12/31/2014        13.843251         14.372122        79,588.7895
01/01/2015 to 12/31/2015        14.372122         13.824769        80,085.5119
01/01/2016 to 12/31/2016        13.824769         14.349185        78,545.0567
01/01/2017 to 12/31/2017        14.349185         16.312928        70,355.5923
--------------------------      ---------         ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.961339          9.793017        39,785.6200
01/01/2010 to 12/31/2010         9.793017         10.968839        35,084.5654
01/01/2011 to 12/31/2011        10.968839         10.533663        47,673.6248
01/01/2012 to 12/31/2012        10.533663         11.887943        36,787.4043
01/01/2013 to 12/31/2013        11.887943         13.772250        39,500.3192
01/01/2014 to 12/31/2014        13.772250         14.239908        23,672.8048
01/01/2015 to 12/31/2015        14.239908         13.648985        26,396.8743
01/01/2016 to 12/31/2016        13.648985         14.313436        22,395.0810
01/01/2017 to 12/31/2017        14.313436         16.802722        22,178.5960
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        56.030968         35.000435       223,483.9704
01/01/2009 to 12/31/2009        35.000435         40.658089       206,660.7900
01/01/2010 to 12/31/2010        40.658089         46.682743       186,060.2686
01/01/2011 to 12/31/2011        46.682743         43.968910       153,239.0111
01/01/2012 to 12/31/2012        43.968910         50.892657       131,865.3781
01/01/2013 to 12/31/2013        50.892657         66.801079       116,213.9961
01/01/2014 to 12/31/2014        66.801079         74.248482        99,937.6450
01/01/2015 to 12/31/2015        74.248482         70.238585        90,804.5410
01/01/2016 to 12/31/2016        70.238585         79.904749        82,270.9009
01/01/2017 to 12/31/2017        79.904749         91.693704        71,732.7248
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2008 to 12/31/2008        48.217079         28.999605           461.1372
01/01/2009 to 12/31/2009        28.999605         36.936453           189.3900
01/01/2010 to 04/30/2010        36.936453         39.397638             0.0000
--------------------------      ---------         ---------           --------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        26.097573         15.676284        33,622.7596
01/01/2009 to 12/31/2009        15.676284         19.462550        32,289.4000
01/01/2010 to 12/31/2010        19.462550         23.971440        29,870.5828
01/01/2011 to 12/31/2011        23.971440         22.651298        26,960.7934
01/01/2012 to 12/31/2012        22.651298         25.488990        24,377.7430
01/01/2013 to 12/31/2013        25.488990         32.588570        22,696.8097
01/01/2014 to 12/31/2014        32.588570         35.058692        20,921.4926
01/01/2015 to 12/31/2015        35.058692         31.309279        16,736.8367
01/01/2016 to 12/31/2016        31.309279         35.482916        16,923.4665
01/01/2017 to 12/31/2017        35.482916         38.115892        15,912.5882
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.917514          9.801848           625.1110
01/01/2009 to 12/31/2009         9.801848         11.722204           625.1100
01/01/2010 to 12/31/2010        11.722204         12.290858           625.1110
01/01/2011 to 12/31/2011        12.290858          9.631917           625.1110
01/01/2012 to 12/31/2012         9.631917         11.279936           625.1110
01/01/2013 to 12/31/2013        11.279936         12.743081        12,598.7833
01/01/2014 to 12/31/2014        12.743081         12.085198         8,576.2854
01/01/2015 to 12/31/2015        12.085198         11.600395         9,450.7547
01/01/2016 to 12/31/2016        11.600395         11.956962         7,948.7139
01/01/2017 to 12/31/2017        11.956962         15.826108         7,918.3188
--------------------------      ---------         ---------        -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        42.948359         40.593524         6,242.2139
01/01/2009 to 12/31/2009        40.593524         43.487373         3,752.6900
01/01/2010 to 12/31/2010        43.487373         46.112048         5,639.2894
01/01/2011 to 12/31/2011        46.112048         48.098979         5,563.1659
01/01/2012 to 12/31/2012        48.098979         50.625234         5,044.0828
01/01/2013 to 12/31/2013        50.625234         49.171861         5,036.7412
01/01/2014 to 12/31/2014        49.171861         51.531980         5,031.3963
01/01/2015 to 12/31/2015        51.531980         50.734391         4,658.2802
01/01/2016 to 12/31/2016        50.734391         51.205977         4,184.9503
01/01/2017 to 12/31/2017        51.205977         52.178611         3,698.9858
--------------------------      ---------         ---------        -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         8.415159         10.576973             0.0000
01/01/2010 to 12/31/2010        10.576973         12.434974             0.0000
01/01/2011 to 12/31/2011        12.434974         11.109835             0.0000
01/01/2012 to 12/31/2012        11.109835         12.466267           894.9420
01/01/2013 to 12/31/2013        12.466267         16.417327           894.9420
01/01/2014 to 12/31/2014        16.417327         17.541626           894.9420
01/01/2015 to 12/31/2015        17.541626         18.292183           894.9420
01/01/2016 to 12/31/2016        18.292183         17.963221           894.9420
01/01/2017 to 12/31/2017        17.963221         23.606779           894.9420
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

01/01/2008 to 12/31/2008        15.332447          8.628179               0.0000
01/01/2009 to 05/01/2009         8.628179          8.192498               0.0000
--------------------------      ---------          --------               ------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.369242         10.437994       1,031,846.0712
01/01/2009 to 12/31/2009        10.437994         10.267473         769,160.6400
01/01/2010 to 12/31/2010        10.267473         10.074225         674,565.5497
01/01/2011 to 12/31/2011        10.074225          9.885130         594,688.6211
01/01/2012 to 12/31/2012         9.885130          9.698069         282,712.8314
01/01/2013 to 12/31/2013         9.698069          9.515538         270,137.9449
01/01/2014 to 12/31/2014         9.515538          9.336444         263,140.3050
01/01/2015 to 12/31/2015         9.336444          9.160719         259,873.2766
01/01/2016 to 12/31/2016         9.160719          8.998383         232,601.7490
01/01/2017 to 12/31/2017         8.998383          8.885518         135,581.1886
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.332149         13.550342          63,288.0195
01/01/2015 to 12/31/2015        13.550342         13.217456          80,429.9890
01/01/2016 to 12/31/2016        13.217456         13.556197          31,253.8601
01/01/2017 to 12/31/2017        13.556197         14.223889          31,035.4367
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.472478          8.931449       1,403,709.0740
01/01/2009 to 12/31/2009         8.931449         10.770887       1,501,860.3000
01/01/2010 to 12/31/2010        10.770887         11.720442       1,417,850.7498
01/01/2011 to 12/31/2011        11.720442         11.704503       1,530,248.3631
01/01/2012 to 12/31/2012        11.704503         12.736086       1,481,663.6677
01/01/2013 to 12/31/2013        12.736086         13.631012       1,349,392.9540
01/01/2014 to 04/25/2014        13.631012         13.721523               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.963296          8.636307       2,087,657.5302
01/01/2009 to 12/31/2009         8.636307         10.684293       1,962,479.3300
01/01/2010 to 12/31/2010        10.684293         11.783178       2,111,177.0350
01/01/2011 to 12/31/2011        11.783178         11.548371       1,917,844.5505
01/01/2012 to 12/31/2012        11.548371         12.734194       1,815,270.2350
01/01/2013 to 12/31/2013        12.734194         14.271995       1,677,188.0374
01/01/2014 to 04/25/2014        14.271995         14.312622               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        13.910122         14.251064       2,624,007.5164
01/01/2015 to 12/31/2015        14.251064         13.832750       2,280,822.3528
01/01/2016 to 12/31/2016        13.832750         14.398682       1,967,311.3866
01/01/2017 to 12/31/2017        14.398682         15.632039       1,802,292.9301
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.344089          8.243149       4,541,863.6196
01/01/2009 to 12/31/2009         8.243149         10.379836       4,311,431.3700
01/01/2010 to 12/31/2010        10.379836         11.568201       4,009,708.4123
01/01/2011 to 12/31/2011        11.568201         11.157644       3,585,466.7004
01/01/2012 to 12/31/2012        11.157644         12.471587       3,320,296.3740
01/01/2013 to 12/31/2013        12.471587         14.613171       2,939,172.6375
01/01/2014 to 04/25/2014        14.613171         14.610666               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.304806         14.766474       2,630,275.7924
01/01/2015 to 12/31/2015        14.766474         14.304850       2,450,996.1349
01/01/2016 to 12/31/2016        14.304850         15.032907       2,140,354.0096
01/01/2017 to 12/31/2017        15.032907         16.923784       1,726,253.3660
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.993010          7.920380       4,797,079.0199
01/01/2009 to 12/31/2009         7.920380         10.110345       4,518,008.7300
01/01/2010 to 12/31/2010        10.110345         11.456775       4,257,983.5300
01/01/2011 to 12/31/2011        11.456775         10.806138       4,042,008.5957
01/01/2012 to 12/31/2012        10.806138         12.268357       3,690,752.7639
01/01/2013 to 12/31/2013        12.268357         15.156984       3,382,356.8704
01/01/2014 to 04/25/2014        15.156984         15.071967               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN
TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008         9.997918          7.009436           5,864.3866
01/01/2009 to 12/31/2009         7.009436          8.841161          15,243.2600
01/01/2010 to 12/31/2010         8.841161          9.546299          36,074.6244
01/01/2011 to 12/31/2011         9.546299          9.202085          33,200.1687
01/01/2012 to 12/31/2012         9.202085         10.483706          34,333.8457
01/01/2013 to 04/26/2013        10.483706         11.268352               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.278990         14.824869       3,326,979.4763
01/01/2015 to 12/31/2015        14.824869         14.299108       2,972,267.7700
01/01/2016 to 12/31/2016        14.299108         15.172150       2,705,269.8204
01/01/2017 to 12/31/2017        15.172150         17.740091       2,353,093.7542
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009        10.685840         14.181330               0.0000
01/01/2010 to 12/31/2010        14.181330         17.057883             673.4023
01/01/2011 to 12/31/2011        17.057883         14.017102           1,015.6189
01/01/2012 to 12/31/2012        14.017102         16.214180             920.8997
01/01/2013 to 12/31/2013        16.214180         20.300375           4,893.3457
01/01/2014 to 12/31/2014        20.300375         18.584810           5,746.8529
01/01/2015 to 12/31/2015        18.584810         19.284466           5,059.7708
01/01/2016 to 12/31/2016        19.284466         20.023987           4,200.5262
01/01/2017 to 12/31/2017        20.023987         25.630572           3,927.3094
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))

05/02/2016 to 12/31/2016        48.934346         49.732336           3,318.2329
01/01/2017 to 12/31/2017        49.732336         58.104527           2,573.7374
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
(CLASS A) (FORMERLY MET INVESTORS SERIES TRUST
 - PIONEER FUND SUB-ACCOUNT (CLASS A))

01/01/2008 to 12/31/2008        19.019708         12.532986             0.0000
01/01/2009 to 12/31/2009        12.532986         15.234270         9,438.8300
01/01/2010 to 12/31/2010        15.234270         17.372554        13,763.8600
01/01/2011 to 12/31/2011        17.372554         16.271072        13,353.0325
01/01/2012 to 12/31/2012        16.271072         17.653893        12,530.8070
01/01/2013 to 12/31/2013        17.653893         23.051166         9,850.1642
01/01/2014 to 12/31/2014        23.051166         25.140868         8,519.9135
01/01/2015 to 12/31/2015        25.140868         24.683274         7,732.1902
01/01/2016 to 04/29/2016        24.683274         24.804697             0.0000
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT
(CLASS B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.259389          7.167903        19,566.9589
01/01/2009 to 05/01/2009         7.167903          7.075613             0.0000
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        14.531708          8.631580       803,874.2632
01/01/2009 to 12/31/2009         8.631580         11.164658       737,483.4700
01/01/2010 to 12/31/2010        11.164658         12.249141       674,648.2369
01/01/2011 to 12/31/2011        12.249141         11.516763       559,819.5251
01/01/2012 to 12/31/2012        11.516763         12.734053       474,301.8288
01/01/2013 to 12/31/2013        12.734053         16.683680       419,921.7343
01/01/2014 to 12/31/2014        16.683680         18.079754       349,598.9289
01/01/2015 to 12/31/2015        18.079754         18.141560       305,546.1637
01/01/2016 to 12/31/2016        18.141560         19.073254       278,918.5407
01/01/2017 to 12/31/2017        19.073254         22.256243       243,299.4640
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        12.664321          7.884117       283,363.5454
01/01/2009 to 12/31/2009         7.884117         10.796267       280,371.4900
01/01/2010 to 12/31/2010        10.796267         11.791672       270,194.4033
01/01/2011 to 12/31/2011        11.791672         11.595850       237,971.4584
01/01/2012 to 12/31/2012        11.595850         13.146384       454,811.1645
01/01/2013 to 12/31/2013        13.146384         17.637135       408,433.1136
01/01/2014 to 12/31/2014        17.637135         18.818245       348,080.5210
01/01/2015 to 12/31/2015        18.818245         20.410115       310,030.4815
01/01/2016 to 12/31/2016        20.410115         19.999994       284,190.8493
01/01/2017 to 12/31/2017        19.999994         26.883713       253,261.6202
--------------------------      ---------         ---------       ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008         9.975273          5.290726       694,795.5012
01/01/2009 to 12/31/2009         5.290726          7.459833       633,817.0300
01/01/2010 to 12/31/2010         7.459833          8.007296       564,904.9151
01/01/2011 to 12/31/2011         8.007296          7.748428       447,345.5818
01/01/2012 to 04/27/2012         7.748428          8.702779             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.809461          6.224256        16,448.9207
01/01/2009 to 12/31/2009         6.224256          7.919452        20,326.0100
01/01/2010 to 12/31/2010         7.919452         10.206380        18,548.6878
01/01/2011 to 12/31/2011        10.206380         10.289595        16,060.0629
01/01/2012 to 12/31/2012        10.289595         11.194703        14,874.6328
01/01/2013 to 12/31/2013        11.194703         16.298229        14,615.1791
01/01/2014 to 12/31/2014        16.298229         16.140912        14,767.2767
01/01/2015 to 12/31/2015        16.140912         16.063140        10,796.7178
01/01/2016 to 12/31/2016        16.063140         16.713910        11,650.4614
01/01/2017 to 12/31/2017        16.713910         20.776305        10,642.0577
--------------------------      ---------         ---------        -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

04/29/2013 to 12/31/2013        15.645795         14.943885         9,375.5481
01/01/2014 to 12/31/2014        14.943885         15.463191         4,052.1742
01/01/2015 to 12/31/2015        15.463191         15.163609         3,143.8678
01/01/2016 to 12/31/2016        15.163609         15.188656         2,907.5056
01/01/2017 to 12/31/2017        15.188656         15.341376         2,877.9617
--------------------------      ---------         ---------        -----------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        41.433691         31.566599         5,639.6123
01/01/2009 to 12/31/2009        31.566599         36.641658         7,198.0200
01/01/2010 to 12/31/2010        36.641658         39.474934         7,713.7945
01/01/2011 to 12/31/2011        39.474934         39.569828         8,338.9754
01/01/2012 to 12/31/2012        39.569828         43.211437         8,252.0160
01/01/2013 to 12/31/2013        43.211437         50.326589         7,683.0519
01/01/2014 to 12/31/2014        50.326589         53.509389         7,681.3478
01/01/2015 to 12/31/2015        53.509389         52.292494         7,640.3021
01/01/2016 to 12/31/2016        52.292494         55.886630         7,390.0272
01/01/2017 to 12/31/2017        55.886630         61.510483         5,499.0120
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        15.219753         10.578000             0.0000
01/01/2009 to 12/31/2009        10.578000         12.515385         3,590.1400
01/01/2010 to 12/31/2010        12.515385         13.652775        17,098.0883
01/01/2011 to 12/31/2011        13.652775         13.481944        18,779.1605
01/01/2012 to 12/31/2012        13.481944         15.385394        18,627.7935
01/01/2013 to 12/31/2013        15.385394         20.437846        52,014.1326
01/01/2014 to 12/31/2014        20.437846         22.171216        48,760.9423
01/01/2015 to 12/31/2015        22.171216         21.674637        46,956.7584
01/01/2016 to 12/31/2016        21.674637         24.264399        45,621.2088
01/01/2017 to 12/31/2017        24.264399         27.995223        39,805.0396
--------------------------      ---------         ---------        -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.997918          6.577412         1,004.1733
01/01/2009 to 12/31/2009         6.577412          8.059563        16,371.4500
01/01/2010 to 12/31/2010         8.059563          8.779668        64,159.7725
01/01/2011 to 12/31/2011         8.779668          8.567648        64,238.6160
01/01/2012 to 12/31/2012         8.567648          9.575332        63,956.2691
01/01/2013 to 04/26/2013         9.575332         10.472267             0.0000
--------------------------      ---------         ---------        -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825288         23.429557        66,920.2564
01/01/2014 to 12/31/2014        23.429557         22.919485        56,917.5191
01/01/2015 to 12/31/2015        22.919485         22.573569        50,811.1716
01/01/2016 to 12/31/2016        22.573569         26.222880        47,365.9723
01/01/2017 to 12/31/2017        26.222880         29.715969        38,787.8085
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.202206          9.202464       115,726.8586
01/01/2009 to 12/31/2009         9.202464         12.348579       114,170.5400
01/01/2010 to 12/31/2010        12.348579         14.886019       109,284.5743
01/01/2011 to 12/31/2011        14.886019         13.835741       107,341.0730
01/01/2012 to 12/31/2012        13.835741         14.291465        92,763.4835
01/01/2013 to 04/26/2013        14.291465         15.471275             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010        15.791157         18.610935             0.0000
01/01/2011 to 12/31/2011        18.610935         15.216237             0.0000
01/01/2012 to 12/31/2012        15.216237         15.313235             0.0000
01/01/2013 to 12/31/2013        15.313235         16.640946             0.0000
01/01/2014 to 12/31/2014        16.640946         13.254085             0.0000
01/01/2015 to 12/31/2015        13.254085          8.744354             0.0000
01/01/2016 to 12/31/2016         8.744354         12.332648             0.0000
01/01/2017 to 12/31/2017        12.332648         12.011526             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        28.351097         29.337702           642.1766
01/01/2017 to 12/31/2017        29.337702         31.155406           507.7099
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2008 to 12/31/2008        18.886190         16.539335         1,356.7035
01/01/2009 to 12/31/2009        16.539335         21.597754         1,355.3400
01/01/2010 to 12/31/2010        21.597754         23.771560         3,577.0175
01/01/2011 to 12/31/2011        23.771560         24.171770         3,564.8298
01/01/2012 to 12/31/2012        24.171770         26.471371         3,611.7388
01/01/2013 to 12/31/2013        26.471371         26.374371         2,296.8528
01/01/2014 to 12/31/2014        26.374371         27.064166         2,121.2731
01/01/2015 to 12/31/2015        27.064166         26.210724         2,103.7050
01/01/2016 to 04/29/2016        26.210724         26.840582             0.0000
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        26.932958         27.842935       116,210.3299
01/01/2017 to 12/31/2017        27.842935         29.487562       107,528.2294
--------------------------      ---------         ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        18.791730         15.007127       285,692.9253
01/01/2009 to 12/31/2009        15.007127         20.139535       258,553.7800
01/01/2010 to 12/31/2010        20.139535         22.322745       241,801.7927
01/01/2011 to 12/31/2011        22.322745         22.880277       212,340.3144
01/01/2012 to 12/31/2012        22.880277         25.353812       194,343.8395
01/01/2013 to 12/31/2013        25.353812         26.861582       165,445.7651
01/01/2014 to 12/31/2014        26.861582         27.628783       143,889.4231
01/01/2015 to 12/31/2015        27.628783         26.519298       126,741.3093
01/01/2016 to 04/29/2016        26.519298         27.280436             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2008 to 12/31/2008     16.069469         10.856102         8,543.4217
01/01/2009 to 12/31/2009     10.856102         13.575708         6,344.7400
01/01/2010 to 12/31/2010     13.575708         14.999589         6,100.6354
01/01/2011 to 12/31/2011     14.999589         15.000652         5,789.3690
01/01/2012 to 12/31/2012     15.000652         17.557982         5,033.8595
01/01/2013 to 12/31/2013     17.557982         22.812142         4,364.6098
01/01/2014 to 12/31/2014     22.812142         25.216597         4,340.6653
01/01/2015 to 12/31/2015     25.216597         23.989118         3,937.8584
01/01/2016 to 12/31/2016     23.989118         26.749133         3,914.2525
01/01/2017 to 12/31/2017     26.749133         31.174555         3,186.7693

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2008 to 12/31/2008         29.641952         18.025780       41,611.8524
01/01/2009 to 12/31/2009         18.025780         25.320193       90,301.0800
01/01/2010 to 12/31/2010         25.320193         27.929048      160,043.7115
01/01/2011 to 12/31/2011         27.929048         25.119218      194,644.1105
01/01/2012 to 12/31/2012         25.119218         30.387172      179,917.6968
01/01/2013 to 12/31/2013         30.387172         38.746614      158,061.3288
01/01/2014 to 12/31/2014         38.746614         39.130871      151,971.0414
01/01/2015 to 12/31/2015         39.130871         41.304882      134,346.5530
01/01/2016 to 12/31/2016         41.304882         41.024604      125,856.4942
01/01/2017 to 12/31/2017         41.024604         53.240591      105,950.7092
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008         32.313630         16.369128       10,521.5477
01/01/2009 to 12/31/2009         16.369128         26.061916       23,496.3200
01/01/2010 to 12/31/2010         26.061916         31.491718       39,475.0448
01/01/2011 to 12/31/2011         31.491718         25.134436       57,839.0416
01/01/2012 to 12/31/2012         25.134436         29.317829       55,910.4966
01/01/2013 to 12/31/2013         29.317829         37.122995       49,500.8225
01/01/2014 to 12/31/2014         37.122995         37.421343       47,690.2932
01/01/2015 to 12/31/2015         37.421343         37.036173       43,941.8343
01/01/2016 to 12/31/2016         37.036173         37.324927       41,604.2370
01/01/2017 to 12/31/2017         37.324927         46.384820       35,489.3283
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

04/28/2008 to 12/31/2008        172.887356        100.034860        5,404.8232
01/01/2009 to 12/31/2009        100.034860        137.659399       19,333.3600
01/01/2010 to 12/31/2010        137.659399        161.266585       31,218.7574
01/01/2011 to 12/31/2011        161.266585        152.379594       36,559.3434
01/01/2012 to 12/31/2012        152.379594        177.310130       34,557.4614
01/01/2013 to 12/31/2013        177.310130        227.705755       31,206.2381
01/01/2014 to 12/31/2014        227.705755        243.890065       28,864.9605
01/01/2015 to 12/31/2015        243.890065        257.250237       25,060.8122
01/01/2016 to 12/31/2016        257.250237        278.019828       22,927.5338
01/01/2017 to 12/31/2017        278.019828        352.084013       19,421.3219
--------------------------      ----------        ----------      ------------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         10.229595         10.585963       38,442.7246
01/01/2013 to 12/31/2013         10.585963         11.613923       79,612.9892
01/01/2014 to 12/31/2014         11.613923         12.306308       60,114.7498
01/01/2015 to 12/31/2015         12.306308         12.217725       56,268.3939
01/01/2016 to 12/31/2016         12.217725         12.493591       79,106.2590
01/01/2017 to 12/31/2017         12.493591         14.012153       74,509.3739
--------------------------      ----------        ----------      ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014          0.996864          1.041127            0.0000
01/01/2015 to 12/31/2015          1.041127          1.017571            0.0000
01/01/2016 to 12/31/2016          1.017571          1.024465            0.0000
01/01/2017 to 12/31/2017          1.024465          1.167895            0.0000
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        11.164971         11.580699         179,700.9755
01/01/2013 to 12/31/2013        11.580699         11.043464          85,875.1020
01/01/2014 to 12/31/2014        11.043464         11.336607          72,005.6317
01/01/2015 to 12/31/2015        11.336607         10.118925          61,054.2632
01/01/2016 to 12/31/2016        10.118925         10.883282          58,060.9567
01/01/2017 to 12/31/2017        10.883282         11.796165          47,960.6372
--------------------------      ---------         ---------         ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         9.984300         10.314536         210,684.7251
01/01/2013 to 12/31/2013        10.314536         11.230860         455,726.0765
01/01/2014 to 12/31/2014        11.230860         11.741626         455,353.3757
01/01/2015 to 12/31/2015        11.741626         11.577379         296,209.5784
01/01/2016 to 12/31/2016        11.577379         11.934264         253,829.7234
01/01/2017 to 12/31/2017        11.934264         13.348327         204,419.0186
--------------------------      ---------         ---------         ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        14.607704         18.432949         126,101.1000
01/01/2010 to 12/31/2010        18.432949         21.064711         153,932.7576
01/01/2011 to 12/31/2011        21.064711         21.280670          75,345.9362
01/01/2012 to 12/31/2012        21.280670         24.479242          93,020.2725
01/01/2013 to 12/31/2013        24.479242         26.418292          97,736.2083
01/01/2014 to 12/31/2014        26.418292         26.936384          67,198.1051
01/01/2015 to 12/31/2015        26.936384         25.512415          64,266.9069
01/01/2016 to 12/31/2016        25.512415         28.703002          48,289.6788
01/01/2017 to 12/31/2017        28.703002         30.531797          43,812.7428
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.273444          7.754319       2,713,302.4580
01/01/2009 to 12/31/2009         7.754319         10.152970       2,495,516.9500
01/01/2010 to 12/31/2010        10.152970         11.675624       2,315,027.9721
01/01/2011 to 12/31/2011        11.675624         10.859463       2,094,628.1203
01/01/2012 to 12/31/2012        10.859463         12.512996       1,818,351.7610
01/01/2013 to 12/31/2013        12.512996         15.995949       1,604,023.7150
01/01/2014 to 12/31/2014        15.995949         16.592811       1,370,070.8118
01/01/2015 to 12/31/2015        16.592811         16.049593       1,105,825.6700
01/01/2016 to 12/31/2016        16.049593         17.264665       1,027,918.3742
01/01/2017 to 12/31/2017        17.264665         20.950832         889,688.7472
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))

04/30/2012 to 12/31/2012        10.011276         10.482770         137,857.5184
01/01/2013 to 12/31/2013        10.482770         11.833440         298,480.6318
01/01/2014 to 12/31/2014        11.833440         12.807579         322,286.2246
01/01/2015 to 12/31/2015        12.807579         12.125407         242,268.4859
01/01/2016 to 12/31/2016        12.125407         12.969983         252,164.5068
01/01/2017 to 12/31/2017        12.969983         15.150026         258,852.6710
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(R) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008        13.520511          6.206168       212,896.0530
01/01/2009 to 12/31/2009         6.206168         10.349730       500,738.8100
01/01/2010 to 12/31/2010        10.349730         12.632893       734,589.9684
01/01/2011 to 12/31/2011        12.632893         10.137634       357,684.4013
01/01/2012 to 12/31/2012        10.137634         11.896795       365,129.7129
01/01/2013 to 12/31/2013        11.896795         11.158201       446,124.9504
01/01/2014 to 12/31/2014        11.158201         10.295853       394,237.9879
01/01/2015 to 12/31/2015        10.295853          8.759074       309,394.3573
01/01/2016 to 12/31/2016         8.759074          9.640401       267,049.3096
01/01/2017 to 12/31/2017         9.640401         12.211988       240,503.5151
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))

05/02/2011 to 12/31/2011         9.988220          9.773621        34,235.0737
01/01/2012 to 12/31/2012         9.773621         10.070996       130,255.8768
01/01/2013 to 12/31/2013        10.070996         10.056309       183,163.3666
01/01/2014 to 12/31/2014        10.056309         10.031423       194,507.7146
01/01/2015 to 12/31/2015        10.031423          9.840222       155,351.4775
01/01/2016 to 12/31/2016         9.840222         10.017480       135,121.9575
01/01/2017 to 12/31/2017        10.017480         10.020125       119,530.9712
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT
 (CLASS B))

05/03/2010 to 12/31/2010        11.800194         12.221348        27,541.0194
01/01/2011 to 12/31/2011        12.221348         12.023913        30,025.0902
01/01/2012 to 12/31/2012        12.023913         13.563466        29,838.4637
01/01/2013 to 12/31/2013        13.563466         13.527178        28,861.1622
01/01/2014 to 12/31/2014        13.527178         13.504760        25,716.0181
01/01/2015 to 12/31/2015        13.504760         12.775823        24,058.4117
01/01/2016 to 12/31/2016        12.775823         12.721108        24,648.1579
01/01/2017 to 12/31/2017        12.721108         12.574818        23,242.1657
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))

05/04/2009 to 12/31/2009         7.160666          8.577288         1,831.1200
01/01/2010 to 12/31/2010         8.577288          9.513432        23,429.4289
01/01/2011 to 12/31/2011         9.513432          9.407265        33,444.3547
01/01/2012 to 12/31/2012         9.407265         10.522094        36,763.5368
01/01/2013 to 12/31/2013        10.522094         13.935732        28,284.1617
01/01/2014 to 12/31/2014        13.935732         15.600986        25,569.1025
01/01/2015 to 12/31/2015        15.600986         16.078676        22,049.9891
01/01/2016 to 12/31/2016        16.078676         17.170996        22,222.1374
01/01/2017 to 12/31/2017        17.170996         20.652066        17,690.8843
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        17.214073          9.419490       154,187.2780
01/01/2009 to 12/31/2009         9.419490         12.527414       160,189.2800
01/01/2010 to 12/31/2010        12.527414         14.357371       156,170.0263
01/01/2011 to 12/31/2011        14.357371         13.380587       164,363.9824
01/01/2012 to 12/31/2012        13.380587         16.639355       142,299.4059
01/01/2013 to 12/31/2013        16.639355         17.006799       140,017.1389
01/01/2014 to 12/31/2014        17.006799         19.014356       113,404.8164
01/01/2015 to 12/31/2015        19.014356         18.505723        97,285.4612
01/01/2016 to 12/31/2016        18.505723         18.426333        91,693.9287
01/01/2017 to 12/31/2017        18.426333         20.143435        80,097.7387
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         8.555374          7.759761         182,272.4032
01/01/2012 to 12/31/2012         7.759761          9.076542         185,207.8357
01/01/2013 to 12/31/2013         9.076542         13.044951         289,589.7952
01/01/2014 to 12/31/2014        13.044951         15.309203         388,852.6625
01/01/2015 to 12/31/2015        15.309203         14.501511         301,690.7758
01/01/2016 to 12/31/2016        14.501511         14.697911         198,976.6837
01/01/2017 to 12/31/2017        14.697911         17.179365         167,572.9739
--------------------------      ---------         ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.383877          4.651552          31,692.2665
01/01/2009 to 12/31/2009         4.651552          6.334860          52,849.6900
01/01/2010 to 12/31/2010         6.334860          6.711722          88,489.0988
01/01/2011 to 04/29/2011         6.711722          7.138968               0.0000
--------------------------      ---------         ---------         ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010730          1.048710       1,970,136.2397
01/01/2013 to 12/31/2013         1.048710          1.054430       1,436,191.3463
01/01/2014 to 12/31/2014         1.054430          1.098896       1,225,097.6187
01/01/2015 to 12/31/2015         1.098896          1.039093       1,127,791.8654
01/01/2016 to 12/31/2016         1.039093          1.145846       1,203,846.7354
01/01/2017 to 12/31/2017         1.145846          1.244199       1,236,859.0446
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        11.557695          7.311136         582,309.5651
01/01/2009 to 12/31/2009         7.311136          9.134319         654,150.8300
01/01/2010 to 12/31/2010         9.134319         10.355646         694,766.4660
01/01/2011 to 12/31/2011        10.355646         10.070573         660,317.2294
01/01/2012 to 12/31/2012        10.070573         11.772115         591,194.3865
01/01/2013 to 12/31/2013        11.772115         15.732268         551,040.8352
01/01/2014 to 12/31/2014        15.732268         16.975188         501,354.4094
01/01/2015 to 12/31/2015        16.975188         15.755453         481,921.6437
01/01/2016 to 12/31/2016        15.755453         18.242135         417,508.0391
01/01/2017 to 12/31/2017        18.242135         21.252165         351,043.2583
--------------------------      ---------         ---------       --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.012784          1.050758         190,883.9505
01/01/2013 to 12/31/2013         1.050758          1.151141         376,549.3488
01/01/2014 to 12/31/2014         1.151141          1.215536         223,821.0550
01/01/2015 to 12/31/2015         1.215536          1.210567         300,123.7078
01/01/2016 to 12/31/2016         1.210567          1.229620         343,666.9811
01/01/2017 to 12/31/2017         1.229620          1.415962         348,167.0842
--------------------------      ---------         ---------       --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        13.316852          9.879708           2,385.3885
01/01/2009 to 12/31/2009         9.879708         12.558113          17,609.4000
01/01/2010 to 12/31/2010        12.558113         14.782097          25,578.7162
01/01/2011 to 12/31/2011        14.782097         13.079663          28,260.0262
01/01/2012 to 12/31/2012        13.079663         14.892696          24,367.5762
01/01/2013 to 12/31/2013        14.892696         19.537069          19,157.5439
01/01/2014 to 12/31/2014        19.537069         20.127726          15,890.4238
01/01/2015 to 12/31/2015        20.127726         18.390935          13,587.9571
01/01/2016 to 12/31/2016        18.390935         23.691555          11,207.6972
01/01/2017 to 12/31/2017        23.691555         24.161024          10,597.3343
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013         1.080260          1.130318        42,964.4413
01/01/2014 to 12/31/2014         1.130318          1.219045         6,220.2549
01/01/2015 to 12/31/2015         1.219045          1.188718       788,379.9949
01/01/2016 to 12/31/2016         1.188718          1.224540       806,166.6565
01/01/2017 to 12/31/2017         1.224540          1.396650       749,787.1297
--------------------------       --------          --------       ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        17.994629         10.236813       413,505.8768
01/01/2009 to 12/31/2009        10.236813         13.294221       432,602.6600
01/01/2010 to 12/31/2010        13.294221         14.619173       453,184.3811
01/01/2011 to 12/31/2011        14.619173         12.884600       418,305.5153
01/01/2012 to 12/31/2012        12.884600         14.842148       381,277.3753
01/01/2013 to 12/31/2013        14.842148         17.471762       331,160.6856
01/01/2014 to 12/31/2014        17.471762         16.047577       307,264.6719
01/01/2015 to 12/31/2015        16.047577         15.559333       291,609.7256
01/01/2016 to 12/31/2016        15.559333         15.223933       279,164.9027
01/01/2017 to 12/31/2017        15.223933         19.258908       241,998.5436
--------------------------      ---------         ---------       ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP
GROWTH SUB-ACCOUNT (CLASS B) AND
 BEFORE THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.180398          6.927322       125,380.9788
01/01/2009 to 12/31/2009         6.927322         10.754041       150,014.0500
01/01/2010 to 12/31/2010        10.754041         14.021283       176,911.7335
01/01/2011 to 12/31/2011        14.021283         12.882517       190,889.7965
01/01/2012 to 12/31/2012        12.882517         13.895500       181,234.8733
01/01/2013 to 12/31/2013        13.895500         19.068593       149,233.2577
01/01/2014 to 12/31/2014        19.068593         19.013199       130,959.5758
01/01/2015 to 12/31/2015        19.013199         17.824984       127,201.6282
01/01/2016 to 12/31/2016        17.824984         16.106192       115,351.8288
01/01/2017 to 12/31/2017        16.106192         22.244317        92,386.4215
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        20.447007         11.996626        37,678.4671
01/01/2009 to 12/31/2009        11.996626         16.554845        42,648.7700
01/01/2010 to 12/31/2010        16.554845         18.943773        60,064.4788
01/01/2011 to 12/31/2011        18.943773         17.127829        68,586.4460
01/01/2012 to 12/31/2012        17.127829         20.485312        62,390.9625
01/01/2013 to 12/31/2013        20.485312         25.703294       101,004.3146
01/01/2014 to 12/31/2014        25.703294         25.914846        89,962.7334
01/01/2015 to 12/31/2015        25.914846         26.586862        78,431.6706
01/01/2016 to 12/31/2016        26.586862         26.304096        74,560.8288
01/01/2017 to 12/31/2017        26.304096         35.503577        62,167.7867
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2008 to 12/31/2008        19.012256         10.823399        38,964.7134
01/01/2009 to 12/31/2009        10.823399         14.006550        35,409.6600
01/01/2010 to 12/31/2010        14.006550         14.848034        32,443.0967
01/01/2011 to 04/29/2011        14.848034         16.571327             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.573813         5,776.5837
01/01/2009 to 12/31/2009         6.573813          8.605643        24,685.5000
01/01/2010 to 12/31/2010         8.605643          9.145106        49,193.8736
01/01/2011 to 12/31/2011         9.145106          8.404631       108,223.6557
01/01/2012 to 12/31/2012         8.404631         10.138359       101,147.1116
01/01/2013 to 04/26/2013        10.138359         10.781563             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         0.999822          1.036303               0.0000
01/01/2015 to 12/31/2015         1.036303          0.966894               0.0000
01/01/2016 to 12/31/2016         0.966894          1.060567          66,313.7846
01/01/2017 to 12/31/2017         1.060567          1.178791          95,527.9818
--------------------------       --------          --------          -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009        11.791417         13.050909         354,047.1100
01/01/2010 to 12/31/2010        13.050909         13.882186         468,983.9171
01/01/2011 to 12/31/2011        13.882186         15.230028         498,093.5271
01/01/2012 to 12/31/2012        15.230028         16.405011         502,546.6561
01/01/2013 to 12/31/2013        16.405011         14.691194         463,377.5753
01/01/2014 to 12/31/2014        14.691194         14.920994         422,716.8845
01/01/2015 to 12/31/2015        14.920994         14.270235         394,345.3752
01/01/2016 to 12/31/2016        14.270235         14.787955         369,036.6178
01/01/2017 to 12/31/2017        14.787955         15.103670         366,133.7098
--------------------------      ---------         ---------         ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.388910         13.269677       1,836,957.9602
01/01/2009 to 12/31/2009        13.269677         15.459765       3,388,891.8900
01/01/2010 to 12/31/2010        15.459765         16.506947       2,601,342.1859
01/01/2011 to 12/31/2011        16.506947         16.810768       4,369,826.5175
01/01/2012 to 12/31/2012        16.810768         18.130822       3,621,705.7134
01/01/2013 to 12/31/2013        18.130822         17.553861       2,480,474.9718
01/01/2014 to 12/31/2014        17.553861         18.053464       1,701,994.2008
01/01/2015 to 12/31/2015        18.053464         17.821192       1,554,839.3493
01/01/2016 to 12/31/2016        17.821192         18.050091       1,388,473.9686
01/01/2017 to 12/31/2017        18.050091         18.619489       1,288,915.5935
--------------------------      ---------         ---------       --------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        10.783430         10.957512          14,714.9789
01/01/2013 to 12/31/2013        10.957512         10.327163          23,172.5086
01/01/2014 to 12/31/2014        10.327163         10.964080          31,791.3097
01/01/2015 to 12/31/2015        10.964080         10.869017          30,196.5387
01/01/2016 to 12/31/2016        10.869017         10.869961          31,656.7943
01/01/2017 to 12/31/2017        10.869961         11.008908          25,308.0791
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(R)
MANAGED RISK SUB-ACCOUNT (CLASS B))

04/29/2013 to 12/31/2013        10.216374         10.760741           6,487.8784
01/01/2014 to 12/31/2014        10.760741         11.539586          21,354.3745
01/01/2015 to 12/31/2015        11.539586         11.248011          26,801.5892
01/01/2016 to 12/31/2016        11.248011         11.609667          23,755.7713
01/01/2017 to 12/31/2017        11.609667         13.347780          21,580.6887
--------------------------      ---------         ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         1.010762          1.068883         864,213.2742
01/01/2013 to 12/31/2013         1.068883          1.161756       2,515,162.8295
01/01/2014 to 12/31/2014         1.161756          1.235499       2,187,907.0806
01/01/2015 to 12/31/2015         1.235499          1.208822       1,153,134.0044
01/01/2016 to 12/31/2016         1.208822          1.260662         946,990.8419
01/01/2017 to 12/31/2017         1.260662          1.422324         586,328.0542
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.837293          10.600545     3,031,686.8500
01/01/2010 to 12/31/2010        10.600545          11.744313     3,157,363.8325
01/01/2011 to 12/31/2011        11.744313          11.715944     3,262,408.5909
01/01/2012 to 12/31/2012        11.715944          13.049283     3,064,343.5324
01/01/2013 to 12/31/2013        13.049283          14.546415     2,761,173.7369
01/01/2014 to 12/31/2014        14.546415          15.193036     2,463,195.1784
01/01/2015 to 12/31/2015        15.193036          14.702394     2,241,202.4231
01/01/2016 to 12/31/2016        14.702394          15.351912     2,106,057.3879
01/01/2017 to 12/31/2017        15.351912          17.557565     1,923,454.4613
--------------------------      ---------          ---------     --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         8.135072          10.046366     1,164,698.6100
01/01/2010 to 12/31/2010        10.046366          11.320254     1,203,297.2382
01/01/2011 to 12/31/2011        11.320254          10.936433     1,205,631.5408
01/01/2012 to 12/31/2012        10.936433          12.417139     1,201,084.7539
01/01/2013 to 12/31/2013        12.417139          14.471865     1,265,991.1343
01/01/2014 to 12/31/2014        14.471865          15.053334     1,179,114.4909
01/01/2015 to 12/31/2015        15.053334          14.515517       998,031.9703
01/01/2016 to 12/31/2016        14.515517          15.313728       889,648.7046
01/01/2017 to 12/31/2017        15.313728          18.084793       687,043.5293
--------------------------      ---------          ---------     --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        58.235221          36.597630       428,888.4437
01/01/2009 to 12/31/2009        36.597630          42.769476       429,098.2600
01/01/2010 to 12/31/2010        42.769476          49.402240       411,027.0587
01/01/2011 to 12/31/2011        49.402240          46.809866       360,610.0337
01/01/2012 to 12/31/2012        46.809866          54.508674       317,553.3809
01/01/2013 to 12/31/2013        54.508674          71.977697       268,672.1838
01/01/2014 to 12/31/2014        71.977697          80.483634       228,419.9962
01/01/2015 to 12/31/2015        80.483634          76.595331       208,388.7533
01/01/2016 to 12/31/2016        76.595331          87.660534       179,820.2522
01/01/2017 to 12/31/2017        87.660534         101.197115       151,112.9155
--------------------------      ---------         ----------     --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH
AND INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))

01/01/2008 to 12/31/2008        54.338029          32.878766         6,193.7395
01/01/2009 to 12/31/2009        32.878766          42.129339         5,489.3200
01/01/2010 to 04/30/2010        42.129339          45.025051             0.0000
--------------------------      ---------         ----------     --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP
VALUE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        27.772461          16.783283       498,570.9496
01/01/2009 to 12/31/2009        16.783283          20.962355       484,186.6300
01/01/2010 to 12/31/2010        20.962355          25.973885       457,734.9255
01/01/2011 to 12/31/2011        25.973885          24.690934       413,436.2833
01/01/2012 to 12/31/2012        24.690934          27.952215       338,253.9549
01/01/2013 to 12/31/2013        27.952215          35.952829       277,223.5128
01/01/2014 to 12/31/2014        35.952829          38.910717       231,599.9686
01/01/2015 to 12/31/2015        38.910717          34.958606       211,564.5559
01/01/2016 to 12/31/2016        34.958606          39.857152       190,927.3756
01/01/2017 to 12/31/2017        39.857152          43.071564       170,731.2790
--------------------------      ---------         ----------     --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        19.803643         10.899186          18,313.6563
01/01/2009 to 12/31/2009        10.899186         13.112987          21,864.5000
01/01/2010 to 12/31/2010        13.112987         13.831744          23,529.9071
01/01/2011 to 12/31/2011        13.831744         10.904646          22,923.7016
01/01/2012 to 12/31/2012        10.904646         12.847646          14,354.6929
01/01/2013 to 12/31/2013        12.847646         14.601457         201,491.0416
01/01/2014 to 12/31/2014        14.601457         13.931004         240,721.1247
01/01/2015 to 12/31/2015        13.931004         13.452671         154,633.7100
01/01/2016 to 12/31/2016        13.452671         13.949597         126,195.3264
01/01/2017 to 12/31/2017        13.949597         18.574226         100,123.6819
--------------------------      ---------         ---------         ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        49.707922         47.265989          72,186.6628
01/01/2009 to 12/31/2009        47.265989         50.940114          90,883.4000
01/01/2010 to 12/31/2010        50.940114         54.339551         120,265.8542
01/01/2011 to 12/31/2011        54.339551         57.021060         130,872.4351
01/01/2012 to 12/31/2012        57.021060         60.378957         123,226.8025
01/01/2013 to 12/31/2013        60.378957         58.998545         126,054.4856
01/01/2014 to 12/31/2014        58.998545         62.202337         118,651.5617
01/01/2015 to 12/31/2015        62.202337         61.608162         111,848.1872
01/01/2016 to 12/31/2016        61.608162         62.554986         102,498.3911
01/01/2017 to 12/31/2017        62.554986         64.125691          98,398.8799
--------------------------      ---------         ---------         ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.129750         11.520590             644.7500
01/01/2010 to 12/31/2010        11.520590         13.625764           6,047.7271
01/01/2011 to 12/31/2011        13.625764         12.246868          10,303.1263
01/01/2012 to 12/31/2012        12.246868         13.825231           9,848.3503
01/01/2013 to 12/31/2013        13.825231         18.316513          17,696.2375
01/01/2014 to 12/31/2014        18.316513         19.688662          17,634.2638
01/01/2015 to 12/31/2015        19.688662         20.654655          15,582.5290
01/01/2016 to 12/31/2016        20.654655         20.405264          15,505.2098
01/01/2017 to 12/31/2017        20.405264         26.976804          10,922.5930
--------------------------      ---------         ---------         ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

01/01/2008 to 12/31/2008        16.500598          9.341744               0.0000
01/01/2009 to 05/01/2009         9.341744          8.887754               0.0000
--------------------------      ---------         ---------         ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        10.777221         10.914141       1,219,381.8091
01/01/2009 to 12/31/2009        10.914141         10.800453       1,108,920.4500
01/01/2010 to 12/31/2010        10.800453         10.660952         791,077.1149
01/01/2011 to 12/31/2011        10.660952         10.523629         722,672.9733
01/01/2012 to 12/31/2012        10.523629         10.386964         703,985.3055
01/01/2013 to 12/31/2013        10.386964         10.252804         810,018.4087
01/01/2014 to 12/31/2014        10.252804         10.120377         460,779.3826
01/01/2015 to 12/31/2015        10.120377          9.989661         360,977.5767
01/01/2016 to 12/31/2016         9.989661          9.871691         326,747.5581
01/01/2017 to 12/31/2017         9.871691          9.806376         297,502.2467
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 20 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.138773         14.428629           93,763.6618
01/01/2015 to 12/31/2015        14.428629         14.158877           90,078.0584
01/01/2016 to 12/31/2016        14.158877         14.609129          108,604.5096
01/01/2017 to 12/31/2017        14.609129         15.420652          155,632.1869
--------------------------      ---------         ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.691964          9.157310        1,459,289.2595
01/01/2009 to 12/31/2009         9.157310         11.109695        2,334,215.5600
01/01/2010 to 12/31/2010        11.109695         12.161825        2,740,538.5835
01/01/2011 to 12/31/2011        12.161825         12.218191        2,925,213.1822
01/01/2012 to 12/31/2012        12.218191         13.375464        2,824,903.5159
01/01/2013 to 12/31/2013        13.375464         14.401451        2,245,304.8176
01/01/2014 to 04/25/2014        14.401451         14.524510                0.0000
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.192163          8.854726        3,036,575.9505
01/01/2009 to 12/31/2009         8.854726         11.020404        3,870,580.0800
01/01/2010 to 12/31/2010        11.020404         12.226944        4,641,933.6354
01/01/2011 to 12/31/2011        12.226944         12.055244        4,757,301.0599
01/01/2012 to 12/31/2012        12.055244         13.373515        4,563,756.9413
01/01/2013 to 12/31/2013        13.373515         15.078692        4,404,433.0490
01/01/2014 to 04/25/2014        15.078692         15.150236                0.0000
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 40 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        14.522958         14.939452        6,100,832.4826
01/01/2015 to 12/31/2015        14.939452         14.588222        5,229,165.7499
01/01/2016 to 12/31/2016        14.588222         15.276432        4,724,666.4652
01/01/2017 to 12/31/2017        15.276432         16.684472        4,104,182.1178
--------------------------      ---------         ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        12.580234          8.451645       12,103,070.9155
01/01/2009 to 12/31/2009         8.451645         10.706411       14,973,177.8600
01/01/2010 to 12/31/2010        10.706411         12.003908       16,550,276.5524
01/01/2011 to 12/31/2011        12.003908         11.647420       16,989,816.7331
01/01/2012 to 12/31/2012        11.647420         13.097782       16,300,284.3794
01/01/2013 to 12/31/2013        13.097782         15.439211       15,113,912.2201
01/01/2014 to 04/25/2014        15.439211         15.465784                0.0000
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014        15.464132         16.028157       13,854,808.1444
01/01/2015 to 12/31/2015        16.028157         15.620560       12,690,271.6064
01/01/2016 to 12/31/2016        15.620560         16.514354       11,529,251.7063
01/01/2017 to 12/31/2017        16.514354         18.703090       10,390,193.5834
--------------------------      ---------         ---------       ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        13.241565          8.120740       14,788,093.7682
01/01/2009 to 12/31/2009         8.120740         10.428495       15,338,430.2500
01/01/2010 to 12/31/2010        10.428495         11.888337       14,568,943.4534
01/01/2011 to 12/31/2011        11.888337         11.280553       13,717,285.7434
01/01/2012 to 12/31/2012        11.280553         12.884423       12,456,807.1299
01/01/2013 to 12/31/2013        12.884423         16.013844       12,676,191.6422
01/01/2014 to 04/25/2014        16.013844         15.954170                0.0000
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                  1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING
STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008                                                                       9.998575
01/01/2009 to 12/31/2009                                                                       7.038489
01/01/2010 to 12/31/2010                                                                       8.931219
01/01/2011 to 12/31/2011                                                                       9.701527
01/01/2012 to 12/31/2012                                                                       9.407894
01/01/2013 to 04/26/2013                                                                      10.783002
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))

04/28/2014 to 12/31/2014                                                                      15.941182
01/01/2015 to 12/31/2015                                                                      16.617936
01/01/2016 to 12/31/2016                                                                      16.125078
01/01/2017 to 12/31/2017                                                                      17.212553
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL
INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009                                                                      10.718625
01/01/2010 to 12/31/2010                                                                      14.281201
01/01/2011 to 12/31/2011                                                                      17.281226
01/01/2012 to 12/31/2012                                                                      14.286034
01/01/2013 to 12/31/2013                                                                      16.625196
01/01/2014 to 12/31/2014                                                                      20.940119
01/01/2015 to 12/31/2015                                                                      19.285912
01/01/2016 to 12/31/2016                                                                      20.132407
01/01/2017 to 12/31/2017                                                                      21.030225
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))

05/02/2016 to 12/31/2016                                                                      55.677164
01/01/2017 to 12/31/2017                                                                      56.810608
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST
 - PIONEER FUND SUB-ACCOUNT (CLASS A))

01/01/2008 to 12/31/2008                                                                      20.675226
01/01/2009 to 12/31/2009                                                                      13.706280
01/01/2010 to 12/31/2010                                                                      16.760730
01/01/2011 to 12/31/2011                                                                      19.228180
01/01/2012 to 12/31/2012                                                                      18.117226
01/01/2013 to 12/31/2013                                                                      19.775851
01/01/2014 to 12/31/2014                                                                      25.977140
01/01/2015 to 12/31/2015                                                                      28.502585
01/01/2016 to 04/29/2016                                                                      28.152235
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY
OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT
METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008                                                                      12.683697
01/01/2009 to 05/01/2009                                                                       7.460889
------------------------------------------------------------------------------------------    ---------




                                                                                                               NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT        UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD       END OF PERIOD
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT
 (CLASS B))

04/28/2008 to 12/31/2008                                                                       7.038489        417,605.7008
01/01/2009 to 12/31/2009                                                                       8.931219      1,251,328.9000
01/01/2010 to 12/31/2010                                                                       9.701527      1,364,370.0984
01/01/2011 to 12/31/2011                                                                       9.407894      1,357,682.8017
01/01/2012 to 12/31/2012                                                                      10.783002      1,296,829.1911
01/01/2013 to 04/26/2013                                                                      11.612168              0.0000
------------------------------------------------------------------------------------------    ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))

04/28/2014 to 12/31/2014                                                                      16.617936     11,420,575.8948
01/01/2015 to 12/31/2015                                                                      16.125078     10,315,298.3003
01/01/2016 to 12/31/2016                                                                      17.212553      9,252,573.0605
01/01/2017 to 12/31/2017                                                                      20.246539      8,011,970.8808
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))

05/04/2009 to 12/31/2009                                                                      14.281201          8,620.2200
01/01/2010 to 12/31/2010                                                                      17.281226          8,605.4646
01/01/2011 to 12/31/2011                                                                      14.286034         33,564.7410
01/01/2012 to 12/31/2012                                                                      16.625196         22,684.1041
01/01/2013 to 12/31/2013                                                                      20.940119         21,070.1712
01/01/2014 to 12/31/2014                                                                      19.285912         24,338.1487
01/01/2015 to 12/31/2015                                                                      20.132407         24,304.3065
01/01/2016 to 12/31/2016                                                                      21.030225         17,871.7156
01/01/2017 to 12/31/2017                                                                      27.079955         19,491.4592
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))

05/02/2016 to 12/31/2016                                                                      56.810608         33,214.0376
01/01/2017 to 12/31/2017                                                                      66.772443         29,119.7578
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS SERIES
TRUST
 - PIONEER FUND SUB-ACCOUNT (CLASS A))

01/01/2008 to 12/31/2008                                                                      13.706280          3,276.8055
01/01/2009 to 12/31/2009                                                                      16.760730        145,024.2600
01/01/2010 to 12/31/2010                                                                      19.228180        145,301.6829
01/01/2011 to 12/31/2011                                                                      18.117226        136,373.2185
01/01/2012 to 12/31/2012                                                                      19.775851        115,661.6843
01/01/2013 to 12/31/2013                                                                      25.977140         98,809.4714
01/01/2014 to 12/31/2014                                                                      28.502585         83,797.3055
01/01/2015 to 12/31/2015                                                                      28.152235         73,241.3587
01/01/2016 to 04/29/2016                                                                      28.346606              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS B) AND BEFORE THAT METROPOLITAN
SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008                                                                       7.460889        388,134.6867
01/01/2009 to 05/01/2009                                                                       7.379561              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON
CORE EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))

01/01/2008 to 12/31/2008        15.103332          9.025430      1,272,192.9266
01/01/2009 to 12/31/2009         9.025430         11.744348      1,345,709.7400
01/01/2010 to 12/31/2010        11.744348         12.962618      1,563,307.0915
01/01/2011 to 12/31/2011        12.962618         12.260793      1,170,765.0988
01/01/2012 to 12/31/2012        12.260793         13.638720      1,063,171.7343
01/01/2013 to 12/31/2013        13.638720         17.976382      1,008,459.8663
01/01/2014 to 12/31/2014        17.976382         19.597857        869,054.2894
01/01/2015 to 12/31/2015        19.597857         19.783193        673,372.0791
01/01/2016 to 12/31/2016        19.783193         20.924343        591,154.4588
01/01/2017 to 12/31/2017        20.924343         24.562676        517,513.4426
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        13.089520          8.198138        409,304.1269
01/01/2009 to 12/31/2009         8.198138         11.293795        442,216.3200
01/01/2010 to 12/31/2010        11.293795         12.409247        411,348.6585
01/01/2011 to 12/31/2011        12.409247         12.276458        355,159.3390
01/01/2012 to 12/31/2012        12.276458         14.002167        545,620.2428
01/01/2013 to 12/31/2013        14.002167         18.898229        497,005.9457
01/01/2014 to 12/31/2014        18.898229         20.285133        400,668.1043
01/01/2015 to 12/31/2015        20.285133         22.133484        346,682.2868
01/01/2016 to 12/31/2016        22.133484         21.819252        323,687.6804
01/01/2017 to 12/31/2017        21.819252         29.504939        254,699.3009
--------------------------      ---------         ---------      --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        10.367771          5.532204        510,814.1805
01/01/2009 to 12/31/2009         5.532204          7.847238        458,516.6000
01/01/2010 to 12/31/2010         7.847238          8.473780        442,541.7263
01/01/2011 to 12/31/2011         8.473780          8.249075        394,919.7415
01/01/2012 to 04/27/2012         8.249075          9.283200              0.0000
--------------------------      ---------         ---------      --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON
SMALL CAP GROWTH SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008        11.251048          6.517750        218,660.9626
01/01/2009 to 12/31/2009         6.517750          8.342795        212,467.5500
01/01/2010 to 12/31/2010         8.342795         10.816575        194,627.1212
01/01/2011 to 12/31/2011        10.816575         10.970270        185,371.8803
01/01/2012 to 12/31/2012        10.970270         12.007454        152,177.7396
01/01/2013 to 12/31/2013        12.007454         17.586589        115,891.9172
01/01/2014 to 12/31/2014        17.586589         17.521696        102,585.8969
01/01/2015 to 12/31/2015        17.521696         17.542225         90,100.2922
01/01/2016 to 12/31/2016        17.542225         18.362770         80,374.9168
01/01/2017 to 12/31/2017        18.362770         22.962820         63,719.7608
--------------------------      ---------         ---------      --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE
BOND INDEX SUB-ACCOUNT (CLASS G))

04/29/2013 to 12/31/2013        17.065581         16.366043         24,707.0658
01/01/2014 to 12/31/2014        16.366043         17.036667         34,996.6086
01/01/2015 to 12/31/2015        17.036667         16.807150         27,630.7225
01/01/2016 to 12/31/2016        16.807150         16.936216         25,228.5556
01/01/2017 to 12/31/2017        16.936216         17.209161         25,507.1139
--------------------------      ---------         ---------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS B)

01/01/2008 to 12/31/2008        46.907209         35.952599       122,762.3213
01/01/2009 to 12/31/2009        35.952599         41.983902       123,914.6900
01/01/2010 to 12/31/2010        41.983902         45.502285       133,180.9153
01/01/2011 to 12/31/2011        45.502285         45.885492       121,812.8118
01/01/2012 to 12/31/2012        45.885492         50.411416       109,698.1156
01/01/2013 to 12/31/2013        50.411416         59.065284        96,161.8251
01/01/2014 to 12/31/2014        59.065284         63.178641        85,528.7846
01/01/2015 to 12/31/2015        63.178641         62.113449        75,666.2664
01/01/2016 to 12/31/2016        62.113449         66.781988        68,610.5821
01/01/2017 to 12/31/2017        66.781988         73.943146        59,132.5416
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

04/28/2008 to 12/31/2008        16.139546         11.263068         3,172.7078
01/01/2009 to 12/31/2009        11.263068         13.406135        29,054.9700
01/01/2010 to 12/31/2010        13.406135         14.712416       111,827.3428
01/01/2011 to 12/31/2011        14.712416         14.615581       136,323.9431
01/01/2012 to 12/31/2012        14.615581         16.779960       136,060.3641
01/01/2013 to 12/31/2013        16.779960         22.424400       488,142.6052
01/01/2014 to 12/31/2014        22.424400         24.472630       449,829.2883
01/01/2015 to 12/31/2015        24.472630         24.068496       412,863.3288
01/01/2016 to 12/31/2016        24.068496         27.106389       374,556.9102
01/01/2017 to 12/31/2017        27.106389         31.461750       318,708.1374
--------------------------      ---------         ---------       ------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))

04/28/2008 to 12/31/2008         9.998575          6.604697        70,591.0452
01/01/2009 to 12/31/2009         6.604697          8.141697       370,610.8500
01/01/2010 to 12/31/2010         8.141697          8.922471       652,603.8249
01/01/2011 to 12/31/2011         8.922471          8.759302       764,814.1768
01/01/2012 to 12/31/2012         8.759302          9.848736       698,590.2703
01/01/2013 to 04/26/2013         9.848736         10.791833             0.0000
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        20.331335         25.406323        93,561.1088
01/01/2014 to 12/31/2014        25.406323         25.002832        81,110.6111
01/01/2015 to 12/31/2015        25.002832         24.773678        70,172.8203
01/01/2016 to 12/31/2016        24.773678         28.951791        63,752.2491
01/01/2017 to 12/31/2017        28.951791         33.005218        55,445.5675
--------------------------      ---------         ---------       ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2008 to 12/31/2008        15.756529          9.595726       153,906.5093
01/01/2009 to 12/31/2009         9.595726         12.953774       152,000.2600
01/01/2010 to 12/31/2010        12.953774         15.709433       142,323.9004
01/01/2011 to 12/31/2011        15.709433         14.688795       126,179.1685
01/01/2012 to 12/31/2012        14.688795         15.264435       122,573.7035
01/01/2013 to 04/26/2013        15.264435         16.556111             0.0000
--------------------------      ---------         ---------       ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL
NATURAL RESOURCES SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010        15.934533         18.854763        23,302.8975
01/01/2011 to 12/31/2011        18.854763         15.508279        35,580.0950
01/01/2012 to 12/31/2012        15.508279         15.701587        38,479.6942
01/01/2013 to 12/31/2013        15.701587         17.165667        20,598.5399
01/01/2014 to 12/31/2014        17.165667         13.754473        24,458.8435
01/01/2015 to 12/31/2015        13.754473          9.129253        21,169.1613
01/01/2016 to 12/31/2016         9.129253         12.952943        18,765.9939
01/01/2017 to 12/31/2017        12.952943         12.691359        21,708.5681
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016     32.257231         33.512779            5,945.7737
01/01/2017 to 12/31/2017     33.512779         35.802673            5,539.7678
--------------------------   ---------         ---------            ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2008 to 12/31/2008     20.079392         17.690409            1,724.1334
01/01/2009 to 12/31/2009     17.690409         23.239747            6,778.1500
01/01/2010 to 12/31/2010     23.239747         25.732673           14,587.6628
01/01/2011 to 12/31/2011     25.732673         26.322918           13,168.1152
01/01/2012 to 12/31/2012     26.322918         29.001521           11,142.3231
01/01/2013 to 12/31/2013     29.001521         29.069147           10,595.5134
01/01/2014 to 12/31/2014     29.069147         30.008916            9,892.0150
01/01/2015 to 12/31/2015     30.008916         29.237538            8,199.1994
01/01/2016 to 04/29/2016     29.237538         29.999237                0.0000
--------------------------   ---------         ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016     30.643757         31.805345          217,544.3923
01/01/2017 to 12/31/2017     31.805345         33.886110          201,168.8080
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B))

01/01/2008 to 12/31/2008     19.530893         15.691614          632,855.7845
01/01/2009 to 12/31/2009     15.691614         21.184702          612,561.6200
01/01/2010 to 12/31/2010     21.184702         23.622434          587,544.1006
01/01/2011 to 12/31/2011     23.622434         24.357741          519,164.0967
01/01/2012 to 12/31/2012     24.357741         27.154250          463,516.9708
01/01/2013 to 12/31/2013     27.154250         28.942193          334,692.1121
01/01/2014 to 12/31/2014     28.942193         29.947945          285,075.5190
01/01/2015 to 12/31/2015     29.947945         28.918367          250,711.1221
01/01/2016 to 04/29/2016     28.918367         29.807092                0.0000
--------------------------   ---------         ---------          ------------

PUTNAM VARIABLE TRUST

PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)

01/01/2008 to 12/31/2008     16.526295         11.232259          168,819.5194
01/01/2009 to 12/31/2009     11.232259         14.130637          139,289.2600
01/01/2010 to 12/31/2010     14.130637         15.706597          125,500.4311
01/01/2011 to 12/31/2011     15.706597         15.802055          106,421.4068
01/01/2012 to 12/31/2012     15.802055         18.607861           87,978.6670
01/01/2013 to 12/31/2013     18.607861         24.321573           72,563.4445
01/01/2014 to 12/31/2014     24.321573         27.046904           61,102.9386
01/01/2015 to 12/31/2015     27.046904         25.885223           54,461.8799
01/01/2016 to 12/31/2016     25.885223         29.037045           49,853.5334
01/01/2017 to 12/31/2017     29.037045         34.043937           41,523.0992

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Brighthouse Funds Trust I (formerly Met Investors Series Trust): T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008); (e) Brighthouse Funds Trust II (formerly Metropolitan Series Fund):
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following Investment Portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust
II: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM Variable Insurance
Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of November 22, 2004, the following Investment Portfolios were merged: Brighthouse Funds Trust I: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and Brighthouse Funds Trust I: J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I: PIMCO Total Return Portfolio.


Effective as of May 1, 2005, the following portfolios were merged: Brighthouse Funds Trust II: Met/Putnam Voyager Portfolio merged into Brighthouse Funds Trust II: Jennison Growth Portfolio; and Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.


Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS(R) Investors Trust Series (closed effective May 1, 2003) merged into Brighthouse Funds Trust I:
Legg Mason Value Equity Portfolio (Class B).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Brighthouse Funds Trust I: Lord Abbett America's Value Portfolio (Class B) of merged into Brighthouse Funds Trust I:
Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B); (b) Brighthouse Funds Trust I: Pioneer Mid-Cap Value Portfolio (Class A) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B); and (c) Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class
A).


Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A).


Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28,
2008) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013:


o Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class B);


o Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);


o Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B); and


o Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Met/

  Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014:


o Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);


o Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

o Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B)


Effective as of May 1, 2016:


o Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


o Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/

     Wellington Core Equity Opportunities Portfolio (Class A); and


o Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).



Effective as of April 30, 2018:


o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio)

     merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (CLASS B)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio                             seeking preservation of shareholders' capital.
 Brighthouse/Templeton International Bond     Seeks current income with capital
 Portfolio#                                   appreciation and growth of income.
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (formerly        consistent with preservation of principal.
 Pyramis(R) Government Income Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              CompanySM
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          CompanySM
 American Funds Growth Fund                   Capital Research and Management
                                              CompanySM
 BRIGHTHOUSE FUNDS TRUST I (CLASS B)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio                             Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio                             Subadviser: Franklin Advisers, Inc.
 Brighthouse/Templeton International Bond     Brighthouse Investment Advisers, LLC
 Portfolio#                                   Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio                           Subadviser: Wellington Management
                                              Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (formerly        Subadviser: FIAM LLC
 Pyramis(R) Government Income Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio                                   and current income, with a greater emphasis
                                             on growth of capital.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio         Seeks capital appreciation.
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio                Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
                                             income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                   Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
                                             investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio (formerly Invesco Mid Cap Value   securities of mid-sized companies.
 Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 MetLife Multi-Index Targeted Risk           Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Morgan Stanley Investment
                                             Management Inc.
 Oppenheimer Global Equity Portfolio         Brighthouse Investment Advisers, LLC
                                             Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio                Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Schroders Global Multi-Asset Portfolio      Brighthouse Investment Advisers, LLC
                                             Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                   Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio (formerly Invesco Mid Cap Value   Subadviser: Victory Capital Management
 Portfolio)                                  Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)           Subadviser: Wellington Management
                                             Company LLP
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MetLife Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G)                                 Bloomberg Barclays U.S. Aggregate Bond
                                           Index.
 MFS(R) Total Return Portfolio (Class B)   Seeks a favorable total return through
                                           investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)          Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
 (Class B)                                 of capital appreciation.
 VanEck Global Natural Resources           Seeks long-term capital appreciation with
 Portfolio (Class B)#                      income as a secondary consideration.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)         with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MetLife Aggregate Bond Index Portfolio    Brighthouse Investment Advisers, LLC
 (Class G)                                 Subadviser: MetLife Investment Advisors,
                                           LLC
 MFS(R) Total Return Portfolio (Class B)   Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 MFS(R) Value Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                 Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 VanEck Global Natural Resources           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)#                      Subadviser: Van Eck Associates Corporation
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)         Subadviser: Western Asset Management
                                           Company


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase -- Investment Allocation and Other

Purchase Payment Restrictions for LIS Plus II, LIS Plus I, Lifetime Withdrawal Guarantee II, and EDB II.")

                      This page intentionally left blank.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,025          $ 8,025
    3                                $2,000           $ 6,044          $ 6,044
    4*           $ 6,000             $3,000           $ 9,059          $ 3,059         $6,000
    5                                $3,000           $ 6,082          $    67         $6,015
    6                                $3,000           $ 3,097                0         $3,097
    7                                $3,000           $   104                0         $  104
    8                                $  105                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,054          $20,054
    3                                $2,000           $18,104          $18,104
    4                                $2,000           $16,148          $16,148
    5                                $2,000           $14,188          $14,188
    6*     $12,000                   $3,000           $23,223          $11,223         $12,000
    7                                $3,000           $20,280          $ 8,251         $12,030
    8                                $3,000           $17,330          $ 5,271         $12,059
    9                                $3,000           $14,373          $ 2,284         $12,089
   10                                $3,000           $11,409                0         $11,409
   11                                $3,000           $ 8,437                0         $ 8,437
   12                                $3,000           $ 5,458                0         $ 5,458
   13                                $3,000           $ 2,471                0         $ 2,471
   14                                $2,477                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

APPENDIX D

DESCRIPTION OF GMIB

The Guaranteed Minimum Income Benefit (GMIB) rider was only offered under the contracts prior to July 1, 2002. If you elected the GMIB under your contract, you may not terminate it. You may exercise the GMIB after a 10-year waiting period, but only during the 30-day period following any contract anniversary up to and including the contract anniversary on or following your 85th birthday.


INCOME BASE. The Income Base is the greater of (a) or (b) minus (c) below:


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. The "Highest Anniversary Value" is increased by additional Purchase Payments and will be reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the Account Value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced by the percentage reduction in Account Value caused by subsequent partial withdrawals.


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


      (i) is Purchase Payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;


      (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are determined according to (1) or (2) as defined below:


           (1) The withdrawal adjustment for each partial withdrawal in a Contract Year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to that partial withdrawal; or


           (2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.


THE INCOME BASE IS NOT AVAILABLE FOR WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND CHARGES FOR THE GMIB RIDER.


OWNERSHIP. While the GMIB rider is in effect, the Owner (or Joint Owners) and Annuitant (or joint Annuitants) must be the same. If a non-natural person owns the contract, then the Annuitant will be deemed to be the Owner in determining the Income Base and GMIB payments. If Joint Owners are named, the age of the older Owner will be used to determine the Income Base.


EXERCISING THE GMIB RIDER. When you elect to receive Annuity Payments under the GMIB, you have your choice of two fixed Annuity Options:


o A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or


o A joint survivor life annuity with a 10 year period certain. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants is greater than 10 years. (See "Annuity Payments (The Income Phase).")


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:


o The date you elect to receive Annuity Payments either under the GMIB rider or the contract;


o The 30th day following the contract anniversary immediately after your 85th birthday;


o  The date you make a complete withdrawal of your Account Value;

     o Death of the Owner or death of the Annuitant if a non-natural person owns the contract; or


o  Change of the Owner, for any reason, unless we otherwise agree.


BLIC currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the contract. (See "Death Benefit -- General Death Benefit Provisions.") In such event the GMIB rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected the GMIB rider.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider continues as described above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate because it is the 30th day following the contract anniversary immediately after the spouse's 85th birthday;


we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary immediately after his or her 85th birthday, even though the 10-year waiting period has not elapsed.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments under the GMIB rider are restricted as described in "Restrictions on Subsequent Purchase Payments for GMIB, GWB I, and Lifetime Withdrawal Guarantee I."

APPENDIX E

LIFETIME INCOME SOLUTION EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Income Solution. (These examples use the annual increase rate for the LIS Plus II rider, 5%. If a contract was issued with certain versions of the LIS Plus I rider, the annual increase rate is 6% instead of 5%. See "Living
Benefits -- Guaranteed Income Benefits.") Example (7) shows how required minimum distributions affect the Income Base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
        the Annual Increase Amount from the prior contract anniversary
        --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
        Increase Amount from the prior contract anniversary
        ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500;
        $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






  (In contrast to the LIS Plus II rider, for the LIS rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) The Highest Anniversary Value (HAV)


  Example
  -------


  Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.


  Graphic Example: Determining a value upon which future income payments can be
  -----------------------------------------------------------------------------
        based
        -----


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






     Graphic Example: Determining your guaranteed lifetime income stream
     -------------------------------------------------------------------


  Assume that you decide to annuitize your contract and begin taking Annuity
        Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.


[GRAPHIC APPEARS HERE]






(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $611; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $717.)


  The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by state law) your sex. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus II payment and the charge for the benefit.


  Graphic Example
  ---------------


  Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (In contrast to the LIS Plus II, the LIS may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)


[GRAPHIC APPEARS HERE]






  With the LIS Plus II, the Income Base is applied to special, conservative LIS
        Plus II annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the LIS Plus II, you will have paid for the LIS Plus II although it was never used.

[GRAPHIC APPEARS HERE]






(5)   The Guaranteed Principal Option -- LIS Plus II


  Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


  The effects of exercising the Guaranteed Principal Option are:


      1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


      2) The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


3) LIS Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.


[GRAPHIC APPEARS HERE]





  *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) The Optional Step-Up: Automatic Annual Step-Up -- LIS Plus II


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $105,000 to
         $110,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets from $115,500 to
         $120,000;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;


   (3) The LIS Plus II rider charge may be reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and

   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Step-Up;


   (3) The LIS Plus II rider charge may reset to the fee we would charge new contract Owners for the same LIS Plus II rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The LIS Plus II rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]





(7) Required Minimum Distribution Examples -- LIS Plus II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) 5%; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract

         Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (b) is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner enrolls in the Automated Required Minimum Distribution
        Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August
        2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
        $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
        Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


   If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 =
        $101,200.


   If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 =
        $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


   Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000
        - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                  This page intentionally left blank.

APPENDIX F

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B, and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through H are for the GWB I rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner (or older Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]






                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000






     2. When Withdrawals Do Exceed the Annual Benefit Payment


     a. Lifetime Withdrawal Guarantee II -- Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000

($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 on different days. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal of $5,000, however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)


     b. Lifetime Withdrawal Guarantee I -- Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B. Lifetime Withdrawal Guarantee -- Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which the Owner attains or will attain age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime

Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)



[GRAPHIC APPEARS HERE]






Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068





C. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000 and the contract Owner was age 60 at the time the contract was issued. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Value is less than $214,500. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).



[GRAPHIC APPEARS HERE]





D. How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the

Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F. How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H. Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000





     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

                      This page intentionally left blank.

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit, and the Enhanced Death Benefit II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2018              $100,000
   B    Account Value                                  9/1/2019              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2019           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2020              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2020              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2020              $  9,000
   G    Percentage Reduction in Account                9/2/2020                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2020              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2020           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2020              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2018              $100,000
   B    Account Value                                       9/1/2019              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2019           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2020              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2020              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2020              $  9,000
   G    Percentage Reduction in Account                     9/2/2020                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2020              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2020           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2020              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                            DATE                          AMOUNT
                                                ---------------------------   ------------------------------
    A    Initial Purchase Payment                        9/1/2018             $100,000
    B    Account Value                           9/1/2019 (First Contract     $104,000
                                                       Anniversary)
   C1    Account Value (Highest Anniversary              9/1/2019             $104,000
         Value)                                                               (= greater of A and B)
   C2    5% Annual Increase Amount                       9/1/2019             $105,000
                                                                              (= A x 1.05)
   C3    Death Benefit                                As of 9/1/2019          $105,000
                                                                              (= greater of C1 and C2)
    D    Account Value                          9/1/2020 (Second Contract     $ 90,000
                                                       Anniversary)
   E1    Highest Anniversary Value                       9/1/2020             $104,000
                                                                              (= greater of C1 and D)
   E2    5% Annual Increase Amount                    As of 9/1/2020          $110,250
                                                                              (= A x 1.05 x 1.05)
   E3    Death Benefit                                   9/1/2020             $110,250
                                                                              (= greater of E1 and E2)
    F    Withdrawal                                      9/2/2020             $  9,000
    G    Percentage Reduction in Account                 9/2/2020                          10%
         Value                                                                (= F/D)
    H    Account Value after Withdrawal                  9/2/2020             $ 81,000
                                                                              (= D-F)
   I1    Highest Anniversary Value Reduced            As of 9/2/2020          $ 93,600
         for Withdrawal                                                       (= E1-(E1 x G))
   I2    5% Annual Increase Amount Reduced            As of 9/2/2020          $ 99,238
         for Withdrawal                                                         (= E2-(E2 x G). Note: E2
                                                                                   includes additional
                                                                                 day of interest at 5%)
   I3    Death Benefit                                   9/2/2020             $ 99,238
                                                                              (= greatest of H, I1 and I2)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2020 and 9/2/2020 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the Enhanced Death Benefit. Example (7) shows how required minimum distributions affect the Death Benefit Base when the Enhanced Death Benefit II rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


(1) Withdrawal Adjustments to Annual Increase Amount


  Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
  ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual
  Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


  Proportionate adjustment when withdrawal is greater than 5% of the Annual
  -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------


  Assume the initial Purchase Payment is $100,000 and the Enhanced Death
    Benefit II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 =
    $94,500). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


(2) The Annual Increase Amount


  Example
  -------


  Assume the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract Owner's 90th birthday). At the tenth contract anniversary, when the contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


  Determining a death benefit based on the Annual Increase Amount
  ---------------------------------------------------------------


  Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the subaccounts you selected. The Annual Increase Amount, however, accumulates an amount equal to your Purchase Payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Value on the date the death benefit amount is determined).

(3) The Highest Anniversary Value (HAV)


  Example
  -------


   Assume, as in the example in section (2) above, the contract Owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


  Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000).


  Determining a death benefit based on the Highest Anniversary Value
  ------------------------------------------------------------------


  Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Value on the date the death benefit amount is determined).


(4) Putting It All Together


  Example
  -------


  Continuing the examples in sections (2) and (3) above, assume the contract
    Owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the Account Value is $150,000 due to poor market performance. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Value ($150,000), the Death Benefit Base will be the death benefit amount.


  The above example does not take into account the impact of premium and other taxes. The Death Benefit Base is not available for cash withdrawals and is only used for purposes of calculating the death benefit amount and the charge for the benefit.


(5) The Optional Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.


The effect of the Optional Step-Up election is:


     (1) The Annual Increase Amount resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Value is less than the Annual Increase Amount.

(6) The Optional Step-Up: Automatic Annual Step-Up


Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $105,000 to $110,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets from $115,500 to $120,000; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of the Optional Step-Up is:


     (1) The Annual Increase Amount automatically resets to the higher Account Value; and


 (2) The Enhanced Death Benefit II rider charge may be reset to the fee we would charge new contract Owners for the Enhanced Death Benefit II at that time.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.


(7) Required Minimum Distribution Examples -- Enhanced Death Benefit II


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2016 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2017), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2017 with respect to this contract is $6,000, and the required minimum distribution amount for 2018 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2017) and the second contract anniversary (September 1, 2018) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:

     (a) 5%; or


     (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


 (1) the required minimum distribution amount for 2017 ($6,000) or for 2018 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2017 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);


 (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                    ----
     Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


 (2b) if the contract Owner enrolls in both the Systematic Withdrawal Program
                                       ----
     and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2018) is greater than $6,000 (the required minimum distribution amount for 2017), (1) is equal to $7,200 divided by $100,000, or 7.2%.


     (i) Withdrawals Through the Automated Required Minimum Distribution
         ---------------------------------------------------------------
Program
-------


If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2017 through August 2018). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2018, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.


(Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2017, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2017 divided by 12). From January through August 2018, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2018 divided by 12). The Owner receives $2,000 in 2017 and $4,800 in 2018, for a total of $6,800.)


     (ii) Withdrawals Outside the Automated Required Minimum Distribution
          ---------------------------------------------------------------
Program
-------


If the contract Owner withdraws the $6,000 required minimum distribution amount for 2017 in December 2017 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


If the contract Owner withdraws the $7,200 required minimum distribution amount for 2018 in January 2018 and makes no other withdrawals from September 2017 through August 2018, the Annual Increase Amount on September 1, 2018 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

     (iii) Withdrawals in Excess of the Required Minimum Distribution Amounts
           ------------------------------------------------------------------


Assume the contract Owner withdraws $7,250 on September 1, 2017 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2017 and 2018, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50. On September 1, 2017, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other
Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2018) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).


     (iv) No Withdrawals
          --------------


If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2018 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2017 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                         CLASS VA, CLASS AA AND CLASS B


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES DATED APRIL 30, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACTS THAT ARE DESCRIBED HEREIN.



THE PROSPECTUSES CONCISELY SET FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2018.


SAI-0418BLICMOVAAAB
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................  267

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.



     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.





                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2017        $599,512,866          $0
  2016        $568,161,672          $0
  2015        $568,720,128          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2017 ranged from $0 to $13,545,227.* The amount of commissions paid to selected selling firms during 2017 ranged from $0 to $59,616,093. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2017 ranged from $6,041 to $67,159,258.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2017 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Advisor Group
American Portfolios Financial Services, Inc

Ameriprise Financial Services, Inc.

AXA Network LLC
Cadaret Grant & Co., Inc

Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC

Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC

CFD Investment, Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.

Equity Services, Inc.
First Allied Securities Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors
Girard Securities, Inc.

H. D. Vest Investment Services, Inc.

Independent Financial Group

Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.

Investment Centers of America, Inc.
Investment Professionals, Inc.

Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
Merrill Lynch, Inc.

MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC
PFS Investments Inc.

Pioneer Investments

ProEquities, Inc.

Questar Capital Corporation

Raymond James & Associates, Inc.
RBC Wealth Management

Scuddder Investments
Securities American, Inc.
Securities Service Network

Sigma Financial Corporation

Signator Investors, Inc.
SII Investments, Inc.
Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.
The Investment Center

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation

Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX


The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:




 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%


QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

Established by an individual under Section 408(a) or 408(b) of the Code.

SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.


SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, employer only contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,500; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,500; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,500; catch-up contribution: $6,000

Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2017. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND EXAMPLES--Separate Account Annual Expenses" for more information. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.219284          10.568199          9,872.4945
01/01/2013 to 12/31/2013         10.568199          11.582847         19,659.1276
01/01/2014 to 12/31/2014         11.582847          12.261112         15,462.5411
01/01/2015 to 12/31/2015         12.261112          12.160685         14,536.0810
01/01/2016 to 12/31/2016         12.160685          12.422836         42,967.8487
01/01/2017 to 12/31/2017         12.422836          13.918914         41,055.5058
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996850           1.040408              0.0000
01/01/2015 to 12/31/2015          1.040408           1.015852              0.0000
01/01/2016 to 12/31/2016          1.015852           1.021713              0.0000
01/01/2017 to 12/31/2017          1.021713           1.163597              0.0000
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008465           7.011667        109,776.8648
01/01/2009 to 12/31/2009          7.011667           8.941853        365,651.4700
01/01/2010 to 12/31/2010          8.941853           9.889880        514,685.6801
01/01/2011 to 12/31/2011          9.889880           9.545193        570,881.0633
01/01/2012 to 12/31/2012          9.545193          10.685140        553,826.7001
01/01/2013 to 12/31/2013         10.685140          12.489271        462,215.0924
01/01/2014 to 12/31/2014         12.489271          13.060633        503,087.9344
01/01/2015 to 12/31/2015         13.060633          12.788193        488,052.8475
01/01/2016 to 12/31/2016         12.788193          13.595256        561,371.6273
01/01/2017 to 12/31/2017         13.595256          15.666705        573,335.4448
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998466           6.359814         86,154.4539
01/01/2009 to 12/31/2009          6.359814           8.406163        324,996.1000
01/01/2010 to 12/31/2010          8.406163           9.407014        406,660.5433
01/01/2011 to 12/31/2011          9.407014           8.837455        386,230.4869
01/01/2012 to 12/31/2012          8.837455          10.122028        417,351.8192
01/01/2013 to 12/31/2013         10.122028          12.487463        301,881.4066
01/01/2014 to 12/31/2014         12.487463          13.100436        276,165.2396
01/01/2015 to 12/31/2015         13.100436          12.820674        267,650.2691
01/01/2016 to 12/31/2016         12.820674          13.775033        297,849.9455
01/01/2017 to 12/31/2017         13.775033          16.483735        297,093.6802
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988466           5.759683          6,724.7554
01/01/2009 to 12/31/2009          5.759683           7.888359         32,550.8800
01/01/2010 to 12/31/2010          7.888359           9.204295         47,993.9420
01/01/2011 to 12/31/2011          9.204295           8.658934         31,246.2468
01/01/2012 to 12/31/2012          8.658934          10.024592         30,241.9107
01/01/2013 to 12/31/2013         10.024592          12.829618         30,509.1342
01/01/2014 to 12/31/2014         12.829618          13.686586         29,701.6402
01/01/2015 to 12/31/2015         13.686586          14.372409         31,539.0517
01/01/2016 to 12/31/2016         14.372409          15.462206         29,225.9238
01/01/2017 to 12/31/2017         15.462206          19.502225         26,688.3537
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018465           7.685380         78,370.5567
01/01/2009 to 12/31/2009          7.685380           9.351642        125,985.2400
01/01/2010 to 12/31/2010          9.351642          10.135248        195,172.1714
01/01/2011 to 12/31/2011         10.135248          10.013751        172,156.6061
01/01/2012 to 12/31/2012         10.013751          10.944060        195,774.4650
01/01/2013 to 12/31/2013         10.944060          12.251046        157,082.3929
01/01/2014 to 12/31/2014         12.251046          12.816991        193,689.1529
01/01/2015 to 12/31/2015         12.816991          12.547047        259,639.3694
01/01/2016 to 12/31/2016         12.547047          13.240317        247,024.1120
01/01/2017 to 12/31/2017         13.240317          14.749515        233,071.0523
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.153421          11.560958         78,687.2378
01/01/2013 to 12/31/2013         11.560958          11.013615         64,229.5813
01/01/2014 to 12/31/2014         11.013615          11.294663         54,908.8288
01/01/2015 to 12/31/2015         11.294663          10.071399         80,579.4510
01/01/2016 to 12/31/2016         10.071399          10.821342         75,737.7857
01/01/2017 to 12/31/2017         10.821342          11.717341         72,262.8204
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.974236          10.297225         65,814.7992
01/01/2013 to 12/31/2013         10.297225          11.200807         84,971.8824
01/01/2014 to 12/31/2014         11.200807          11.698501         83,056.3491
01/01/2015 to 12/31/2015         11.698501          11.523323         71,338.4715
01/01/2016 to 12/31/2016         11.523323          11.866670         61,802.6802
01/01/2017 to 12/31/2017         11.866670          13.259498         54,722.5300
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.813285          12.577648            699.9205
01/01/2009 to 12/31/2009         12.577648          18.188601          5,115.8100
01/01/2010 to 12/31/2010         18.188601          20.764713          5,191.6772
01/01/2011 to 12/31/2011         20.764713          20.956683         11,424.5807
01/01/2012 to 12/31/2012         20.956683          24.082343         14,688.6481
01/01/2013 to 12/31/2013         24.082343          25.963982         22,954.9073
01/01/2014 to 12/31/2014         25.963982          26.446703         21,964.1523
01/01/2015 to 12/31/2015         26.446703          25.023573         21,442.2809
01/01/2016 to 12/31/2016         25.023573          28.124895         20,586.6809
01/01/2017 to 12/31/2017         28.124895          29.887042         20,662.6156
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.231586           7.722094        3,840,682.0826
01/01/2009 to 12/31/2009          7.722094          10.100668        3,504,983.5700
01/01/2010 to 12/31/2010         10.100668          11.603880        3,319,453.8282
01/01/2011 to 12/31/2011         11.603880          10.781962        2,974,570.0289
01/01/2012 to 12/31/2012         10.781962          12.411214        2,863,186.0500
01/01/2013 to 12/31/2013         12.411214          15.849987        3,012,187.3011
01/01/2014 to 12/31/2014         15.849987          16.424966        2,359,252.8177
01/01/2015 to 12/31/2015         16.424966          15.871355        2,144,347.8966
01/01/2016 to 12/31/2016         15.871355          17.055870        1,850,596.3118
01/01/2017 to 12/31/2017         17.055870          20.676841        1,522,734.4383
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.001185          10.465180           29,368.5301
01/01/2013 to 12/31/2013         10.465180          11.801777          195,730.6705
01/01/2014 to 12/31/2014         11.801777          12.760543          214,957.1040
01/01/2015 to 12/31/2015         12.760543          12.068797          190,703.8577
01/01/2016 to 12/31/2016         12.068797          12.896529          192,698.7753
01/01/2017 to 12/31/2017         12.896529          15.049220          175,704.2086
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.398251          12.039391          293,653.6606
01/01/2009 to 12/31/2009         12.039391          15.012256          272,385.8900
01/01/2010 to 12/31/2010         15.012256          17.749214          253,220.4909
01/01/2011 to 12/31/2011         17.749214          15.930335          222,879.8891
01/01/2012 to 12/31/2012         15.930335          18.533118          190,630.6114
01/01/2013 to 12/31/2013         18.533118          24.205448          163,707.1051
01/01/2014 to 12/31/2014         24.205448          24.278381          151,636.5493
01/01/2015 to 12/31/2015         24.278381          22.646009          143,388.7357
01/01/2016 to 12/31/2016         22.646009          29.310941          126,240.9038
01/01/2017 to 12/31/2017         29.310941          32.286181          111,759.5240
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.115716           6.189533        1,102,739.6876
01/01/2009 to 12/31/2009          6.189533          10.311678        1,018,045.0200
01/01/2010 to 12/31/2010         10.311678          12.573888          892,372.3645
01/01/2011 to 12/31/2011         12.573888          10.080204          807,068.1927
01/01/2012 to 12/31/2012         10.080204          11.817517          771,317.6702
01/01/2013 to 12/31/2013         11.817517          11.072761          751,255.9339
01/01/2014 to 12/31/2014         11.072761          10.206795          746,162.6117
01/01/2015 to 12/31/2015         10.206795           8.674616          746,443.0346
01/01/2016 to 12/31/2016          8.674616           9.537906          681,273.6433
01/01/2017 to 12/31/2017          9.537906          12.070122          613,253.4515
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.998082          10.222713              925.8708
01/01/2011 to 12/31/2011         10.222713          10.283298            3,959.9290
01/01/2012 to 12/31/2012         10.283298          10.882908            8,679.1156
01/01/2013 to 12/31/2013         10.882908          11.143289            8,877.4823
01/01/2014 to 12/31/2014         11.143289          11.069251           10,302.7295
01/01/2015 to 12/31/2015         11.069251          10.824215           10,284.4937
01/01/2016 to 12/31/2016         10.824215          11.663058            9,651.9158
01/01/2017 to 12/31/2017         11.663058          11.924290            7,297.3850
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011           9.988083           9.767007          22,478.3298
01/01/2012 to 12/31/2012           9.767007          10.054067          37,926.1028
01/01/2013 to 12/31/2013          10.054067          10.029369          31,351.5397
01/01/2014 to 12/31/2014          10.029369           9.994549          48,996.3299
01/01/2015 to 12/31/2015           9.994549           9.794250          71,969.4221
01/01/2016 to 12/31/2016           9.794250           9.960714          67,259.4787
01/01/2017 to 12/31/2017           9.960714           9.953412          73,328.1346
--------------------------        ---------          ---------          -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009           9.998466          10.897166               0.0000
01/01/2010 to 12/31/2010          10.897166          12.200953               0.0000
01/01/2011 to 12/31/2011          12.200953          11.991877               0.0000
01/01/2012 to 12/31/2012          11.991877          13.513736               0.0000
01/01/2013 to 12/31/2013          13.513736          13.464108               0.0000
01/01/2014 to 12/31/2014          13.464108          13.428355               0.0000
01/01/2015 to 12/31/2015          13.428355          12.690835               0.0000
01/01/2016 to 12/31/2016          12.690835          12.623854               0.0000
01/01/2017 to 12/31/2017          12.623854          12.466241               0.0000
--------------------------        ---------          ---------          -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.301648           9.375546         898,902.5035
01/01/2009 to 12/31/2009           9.375546          12.456502         850,762.0600
01/01/2010 to 12/31/2010          12.456502          14.261852         725,773.5792
01/01/2011 to 12/31/2011          14.261852          13.278301         627,471.1486
01/01/2012 to 12/31/2012          13.278301          16.495575         566,014.5596
01/01/2013 to 12/31/2013          16.495575          16.842986         516,133.9085
01/01/2014 to 12/31/2014          16.842986          18.812389         476,973.5960
01/01/2015 to 12/31/2015          18.812389          18.290851         430,967.1818
01/01/2016 to 12/31/2016          18.290851          18.194191         390,621.5516
01/01/2017 to 12/31/2017          18.194191          19.869840         362,262.7213
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.855354           4.720908       3,194,091.4869
01/01/2009 to 12/31/2009           4.720908           6.189734       2,925,895.0400
01/01/2010 to 12/31/2010           6.189734           7.555612       2,519,223.1312
01/01/2011 to 12/31/2011           7.555612           7.692749       3,247,343.5164
01/01/2012 to 12/31/2012           7.692749           8.989117       2,874,047.2420
01/01/2013 to 12/31/2013           8.989117          12.906402       2,340,718.2792
01/01/2014 to 12/31/2014          12.906402          15.131470       2,154,270.2554
01/01/2015 to 12/31/2015          15.131470          14.318818       1,936,931.5390
01/01/2016 to 12/31/2016          14.318818          14.498235       1,629,901.0051
01/01/2017 to 12/31/2017          14.498235          16.929097       1,378,123.0248
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         151.198798         155.491489               0.0000
01/01/2011 to 12/31/2011         155.491489         141.764919               0.0000
01/01/2012 to 12/31/2012         141.764919         171.257403              28.3625
01/01/2013 to 12/31/2013         171.257403         217.489397              28.1595
01/01/2014 to 04/25/2014         217.489397         226.473177               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.361388           4.636803       1,882,751.0198
01/01/2009 to 12/31/2009           4.636803           6.308458       1,900,175.9400
01/01/2010 to 12/31/2010           6.308458           6.677074       1,705,574.4558
01/01/2011 to 04/29/2011           6.677074           7.099800               0.0000
--------------------------       ----------         ----------       --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         15.408438           9.712362           32,345.9546
01/01/2009 to 12/31/2009          9.712362          12.671078           26,852.9200
01/01/2010 to 12/31/2010         12.671078          15.522834           23,568.6371
01/01/2011 to 12/31/2011         15.522834          14.344111           20,780.9140
01/01/2012 to 12/31/2012         14.344111          16.706235           20,509.5775
01/01/2013 to 12/31/2013         16.706235          21.852881           17,142.4750
01/01/2014 to 12/31/2014         21.852881          24.399781           14,719.6741
01/01/2015 to 12/31/2015         24.399781          21.866545           14,256.8376
01/01/2016 to 12/31/2016         21.866545          24.405211           12,910.3515
01/01/2017 to 12/31/2017         24.405211          26.663649           11,035.9346
--------------------------       ---------          ---------           -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.497553          11.365303          136,861.5043
01/01/2009 to 12/31/2009         11.365303          17.378314          114,273.2400
01/01/2010 to 12/31/2010         17.378314          19.950688          100,704.2470
01/01/2011 to 12/31/2011         19.950688          16.869197           88,717.7682
01/01/2012 to 12/31/2012         16.869197          21.499286           78,540.5291
01/01/2013 to 12/31/2013         21.499286          27.664415           66,076.5112
01/01/2014 to 12/31/2014         27.664415          25.700308           64,152.9512
01/01/2015 to 12/31/2015         25.700308          24.196994           61,824.2250
01/01/2016 to 12/31/2016         24.196994          25.811840           60,112.6250
01/01/2017 to 12/31/2017         25.811840          33.199212           52,967.1242
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010713           1.047990          861,995.8827
01/01/2013 to 12/31/2013          1.047990           1.052652        1,479,332.1236
01/01/2014 to 12/31/2014          1.052652           1.095947        1,111,795.1038
01/01/2015 to 12/31/2015          1.095947           1.035267        1,017,535.9507
01/01/2016 to 12/31/2016          1.035267           1.140487          691,093.1675
01/01/2017 to 12/31/2017          1.140487           1.237145          709,925.3745
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.526833           7.284283          479,137.1863
01/01/2009 to 12/31/2009          7.284283           9.091671          470,628.1100
01/01/2010 to 12/31/2010          9.091671          10.297003          429,712.7986
01/01/2011 to 12/31/2011         10.297003          10.003552          372,244.5892
01/01/2012 to 12/31/2012         10.003552          11.682023          331,441.2073
01/01/2013 to 12/31/2013         11.682023          15.596276          312,727.9147
01/01/2014 to 12/31/2014         15.596276          16.811629          289,063.5138
01/01/2015 to 12/31/2015         16.811629          15.588040          270,307.7552
01/01/2016 to 12/31/2016         15.588040          18.030259          253,254.6920
01/01/2017 to 12/31/2017         18.030259          20.984404          226,084.8452
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.031837           9.685902          952,948.0137
01/01/2009 to 12/31/2009          9.685902          12.781463          878,594.9100
01/01/2010 to 12/31/2010         12.781463          15.903943          759,858.0978
01/01/2011 to 12/31/2011         15.903943          15.513737          627,042.4898
01/01/2012 to 12/31/2012         15.513737          18.085742          546,323.4669
01/01/2013 to 12/31/2013         18.085742          24.999529          462,742.8333
01/01/2014 to 12/31/2014         24.999529          26.602162          404,900.3018
01/01/2015 to 12/31/2015         26.602162          25.783820          361,360.2311
01/01/2016 to 12/31/2016         25.783820          28.332665          330,949.9033
01/01/2017 to 12/31/2017         28.332665          35.017643          279,760.9694
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.233089          10.685407            2,393.9808
01/01/2014 to 12/31/2014         10.685407          11.073389            4,259.6424
01/01/2015 to 12/31/2015         11.073389          10.972178            7,107.6854
01/01/2016 to 12/31/2016         10.972178          11.060906            6,409.9163
01/01/2017 to 12/31/2017         11.060906          11.268762            6,936.6053
--------------------------       ---------          ---------            ----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038464           8.952370            1,463.5345
01/01/2009 to 12/31/2009          8.952370           9.898027            1,457.3300
01/01/2010 to 12/31/2010          9.898027          10.355895            1,451.5746
01/01/2011 to 12/31/2011         10.355895          10.803464            1,445.9956
01/01/2012 to 12/31/2012         10.803464          11.176171            3,164.2089
01/01/2013 to 04/26/2013         11.176171          11.147420                0.0000
--------------------------       ---------          ---------            ----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036           46,916.3142
01/01/2013 to 12/31/2013          1.050036           1.149200          123,147.5952
01/01/2014 to 12/31/2014          1.149200           1.212274          147,803.8773
01/01/2015 to 12/31/2015          1.212274           1.206111          420,917.6996
01/01/2016 to 12/31/2016          1.206111           1.223869          586,679.7317
01/01/2017 to 12/31/2017          1.223869           1.407936          582,180.6374
--------------------------       ---------          ---------          ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.034716           7.806924            1,767.5427
01/01/2009 to 12/31/2009          7.806924          10.840694            5,079.0600
01/01/2010 to 12/31/2010         10.840694          13.043247            6,547.8048
01/01/2011 to 12/31/2011         13.043247          12.671555           12,446.7488
01/01/2012 to 12/31/2012         12.671555          14.610029           11,442.3086
01/01/2013 to 12/31/2013         14.610029          16.874573           11,080.2973
01/01/2014 to 12/31/2014         16.874573          17.216912           10,917.7878
01/01/2015 to 12/31/2015         17.216912          17.185990            9,853.2897
01/01/2016 to 12/31/2016         17.185990          17.756649           10,739.9519
01/01/2017 to 12/31/2017         17.756649          21.532465           10,016.6724
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006           35,509.6706
01/01/2014 to 12/31/2014          1.129006           1.216413           76,593.6832
01/01/2015 to 12/31/2015          1.216413           1.184966          563,022.2692
01/01/2016 to 12/31/2016          1.184966           1.219455          599,886.5937
01/01/2017 to 12/31/2017          1.219455           1.389464          453,492.2798
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.934775          10.197634        1,899,633.7142
01/01/2009 to 12/31/2009         10.197634          13.236719        1,720,344.5400
01/01/2010 to 12/31/2010         13.236719          14.548673        1,551,526.9124
01/01/2011 to 12/31/2011         14.548673          12.816060        1,361,315.7117
01/01/2012 to 12/31/2012         12.816060          14.755778        1,230,657.8745
01/01/2013 to 12/31/2013         14.755778          17.355494        1,085,369.2547
01/01/2014 to 12/31/2014         17.355494          15.924843        1,015,645.7276
01/01/2015 to 12/31/2015         15.924843          15.424892          981,709.0798
01/01/2016 to 12/31/2016         15.424892          15.077303          930,377.8329
01/01/2017 to 12/31/2017         15.077303          19.054417          814,690.8818
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588                0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260                0.0000
01/01/2016 to 12/31/2016          0.965260           1.057716          161,665.1238
01/01/2017 to 12/31/2017          1.057716           1.174452          198,064.9082
--------------------------        --------           --------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.129906          11.136801          124,055.7089
01/01/2009 to 12/31/2009         11.136801          12.964097          136,722.3700
01/01/2010 to 12/31/2010         12.964097          13.776063          139,449.1644
01/01/2011 to 12/31/2011         13.776063          15.098543          122,946.6354
01/01/2012 to 12/31/2012         15.098543          16.247044          120,984.2065
01/01/2013 to 12/31/2013         16.247044          14.535178           98,564.5589
01/01/2014 to 12/31/2014         14.535178          14.747780           85,945.4712
01/01/2015 to 12/31/2015         14.747780          14.090470           84,798.5512
01/01/2016 to 12/31/2016         14.090470          14.587073           78,467.6018
01/01/2017 to 12/31/2017         14.587073          14.883649           75,461.5505
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.326509          13.194597        4,115,797.8116
01/01/2009 to 12/31/2009         13.194597          15.356937        3,882,929.9700
01/01/2010 to 12/31/2010         15.356937          16.380770        3,609,585.9066
01/01/2011 to 12/31/2011         16.380770          16.665641        3,158,874.8786
01/01/2012 to 12/31/2012         16.665641          17.956240        2,879,622.0633
01/01/2013 to 12/31/2013         17.956240          17.367454        2,575,386.1671
01/01/2014 to 12/31/2014         17.367454          17.843899        2,352,106.1902
01/01/2015 to 12/31/2015         17.843899          17.596714        2,091,422.7245
01/01/2016 to 12/31/2016         17.596714          17.804916        1,863,730.3217
01/01/2017 to 12/31/2017         17.804916          18.348274        1,697,611.6436
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.772567          10.939129            8,532.0028
01/01/2013 to 12/31/2013         10.939129          10.299529           18,707.4898
01/01/2014 to 12/31/2014         10.299529          10.923814              786.2353
01/01/2015 to 12/31/2015         10.923814          10.818275              779.3887
01/01/2016 to 12/31/2016         10.818275          10.808400            5,392.3147
01/01/2017 to 12/31/2017         10.808400          10.935649            5,404.4323
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.216095          10.753200              661.2216
01/01/2014 to 12/31/2014         10.753200          11.519972            2,538.2963
01/01/2015 to 12/31/2015         11.519972          11.217665           42,426.9867
01/01/2016 to 12/31/2016         11.217665          11.566774           38,827.1125
01/01/2017 to 12/31/2017         11.566774          13.285217           37,564.0353
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746           1.068149          116,613.3500
01/01/2013 to 12/31/2013          1.068149           1.159797          125,181.9119
01/01/2014 to 12/31/2014          1.159797           1.232184          119,672.2938
01/01/2015 to 12/31/2015          1.232184           1.204372           69,611.7899
01/01/2016 to 12/31/2016          1.204372           1.254766           62,512.3876
01/01/2017 to 12/31/2017          1.254766           1.414262           44,052.0901
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.405270           8.571201          716,367.7513
01/01/2009 to 12/31/2009          8.571201          10.555519          568,420.8200
01/01/2010 to 12/31/2010         10.555519          11.682751          500,424.4526
01/01/2011 to 12/31/2011         11.682751          11.642906          509,016.8278
01/01/2012 to 12/31/2012         11.642906          12.954905          449,789.1324
01/01/2013 to 12/31/2013         12.954905          14.426778          424,001.1963
01/01/2014 to 12/31/2014         14.426778          15.053018          397,288.0803
01/01/2015 to 12/31/2015         15.053018          14.552333          368,305.1133
01/01/2016 to 12/31/2016         14.552333          15.180036          338,056.7881
01/01/2017 to 12/31/2017         15.180036          17.343698          293,723.4984
--------------------------       ---------          ---------          ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.782527           7.858087          361,516.5487
01/01/2009 to 12/31/2009          7.858087          10.003688          337,070.0300
01/01/2010 to 12/31/2010         10.003688          11.260907          415,301.1672
01/01/2011 to 12/31/2011         11.260907          10.868245          404,144.2941
01/01/2012 to 12/31/2012         10.868245          12.327324          375,677.3665
01/01/2013 to 12/31/2013         12.327324          14.352831          386,753.4539
01/01/2014 to 12/31/2014         14.352831          14.914593          301,255.3357
01/01/2015 to 12/31/2015         14.914593          14.367352          293,187.3427
01/01/2016 to 12/31/2016         14.367352          15.142268          254,131.3815
01/01/2017 to 12/31/2017         15.142268          17.864493          245,140.5883
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.963907          36.390485        1,902,966.3943
01/01/2009 to 12/31/2009         36.390485          42.484860        1,677,205.1000
01/01/2010 to 12/31/2010         42.484860          49.024477        1,488,563.8264
01/01/2011 to 12/31/2011         49.024477          46.405570        1,307,682.1382
01/01/2012 to 12/31/2012         46.405570          53.983597        1,147,503.7026
01/01/2013 to 12/31/2013         53.983597          71.213135          975,167.2712
01/01/2014 to 12/31/2014         71.213135          79.549130          855,158.8242
01/01/2015 to 12/31/2015         79.549130          75.630276          760,709.6912
01/01/2016 to 12/31/2016         75.630276          86.469568          679,304.7708
01/01/2017 to 12/31/2017         86.469568          99.722788          606,227.1108
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.767155           5.802712        1,368,774.0508
01/01/2009 to 12/31/2009          5.802712           8.323983        1,271,141.6700
01/01/2010 to 12/31/2010          8.323983          10.480662        1,096,246.7216
01/01/2011 to 12/31/2011         10.480662          10.164966          936,112.4789
01/01/2012 to 12/31/2012         10.164966          11.394364          867,641.7793
01/01/2013 to 12/31/2013         11.394364          15.345991          784,285.7231
01/01/2014 to 12/31/2014         15.345991          17.065785          696,587.9359
01/01/2015 to 12/31/2015         17.065785          17.951590          615,808.6510
01/01/2016 to 12/31/2016         17.951590          18.802330          631,461.9930
01/01/2017 to 12/31/2017         18.802330          23.129500          602,428.0176
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         25.410560          16.742026        1,991,599.9433
01/01/2009 to 12/31/2009         16.742026          20.889916        1,789,583.2400
01/01/2010 to 12/31/2010         20.889916          25.858287        1,544,524.0034
01/01/2011 to 12/31/2011         25.858287          24.556513        1,324,837.8687
01/01/2012 to 12/31/2012         24.556513          27.772107        1,184,827.2736
01/01/2013 to 12/31/2013         27.772107          35.685485        1,010,159.8372
01/01/2014 to 12/31/2014         35.685485          38.582772          890,433.1187
01/01/2015 to 12/31/2015         38.582772          34.629296          797,379.7505
01/01/2016 to 12/31/2016         34.629296          39.442229          735,351.4305
01/01/2017 to 12/31/2017         39.442229          42.580706          647,794.9737
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.146260          15.524057          183,997.9197
01/01/2014 to 12/31/2014         15.524057          14.796430          173,039.0410
01/01/2015 to 12/31/2015         14.796430          14.274091          163,446.2368
01/01/2016 to 12/31/2016         14.274091          14.786568          145,984.5237
01/01/2017 to 12/31/2017         14.786568          19.669068          135,136.9667
--------------------------       ---------          ---------          ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088462           6.054941            9,100.9693
01/01/2009 to 12/31/2009          6.054941           8.511771           10,262.2200
01/01/2010 to 12/31/2010          8.511771           8.972039           13,879.8073
01/01/2011 to 12/31/2011          8.972039           7.583656            9,770.7334
01/01/2012 to 12/31/2012          7.583656           8.781971            9,038.6957
01/01/2013 to 04/26/2013          8.781971           9.108137                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.726990          10.852384        2,369,639.8651
01/01/2009 to 12/31/2009         10.852384          10.728603        1,271,921.9100
01/01/2010 to 12/31/2010         10.728603          10.579444          827,032.2547
01/01/2011 to 12/31/2011         10.579444          10.432759          800,182.8141
01/01/2012 to 12/31/2012         10.432759          10.286924          543,756.9543
01/01/2013 to 12/31/2013         10.286924          10.143906          454,324.8768
01/01/2014 to 12/31/2014         10.143906          10.002876          336,698.0844
01/01/2015 to 12/31/2015         10.002876           9.863807          359,405.9280
01/01/2016 to 12/31/2016          9.863807           9.737579          284,562.6929
01/01/2017 to 12/31/2017          9.737579           9.663508          193,969.8890
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.947997          14.224312           32,910.0777
01/01/2015 to 12/31/2015         14.224312          13.944426           38,476.3536
01/01/2016 to 12/31/2016         13.944426          14.373477           93,675.9347
01/01/2017 to 12/31/2017         14.373477          15.156790           95,103.9349
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.655090           9.119270          956,263.2877
01/01/2009 to 12/31/2009          9.119270          11.052490        1,056,137.4600
01/01/2010 to 12/31/2010         11.052490          12.087115          947,386.9188
01/01/2011 to 12/31/2011         12.087115          12.131028          933,875.1336
01/01/2012 to 12/31/2012         12.131028          13.266703        1,165,345.8123
01/01/2013 to 12/31/2013         13.266703          14.270071          926,980.6147
01/01/2014 to 04/25/2014         14.270071          14.387473                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.153713           8.817939        2,457,699.5216
01/01/2009 to 12/31/2009          8.817939          10.963654        2,467,051.0500
01/01/2010 to 12/31/2010         10.963654          12.151831        2,401,709.9166
01/01/2011 to 12/31/2011         12.151831          11.969236        2,310,722.6790
01/01/2012 to 12/31/2012         11.969236          13.264763        2,224,715.5658
01/01/2013 to 12/31/2013         13.264763          14.941129        1,858,370.6036
01/01/2014 to 04/25/2014         14.941129          15.007289                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.552711          14.959931        2,357,224.4496
01/01/2015 to 12/31/2015         14.959931          14.593613        2,100,975.0502
01/01/2016 to 12/31/2016         14.593613          15.266804        1,874,925.0076
01/01/2017 to 12/31/2017         15.266804          16.657341        1,684,737.5861
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.540561           8.416529        8,740,591.3600
01/01/2009 to 12/31/2009          8.416529          10.651271        8,415,942.3600
01/01/2010 to 12/31/2010         10.651271          11.930159        7,953,369.5881
01/01/2011 to 12/31/2011         11.930159          11.564314        7,265,321.2544
01/01/2012 to 12/31/2012         11.564314          12.991262        6,739,102.5150
01/01/2013 to 12/31/2013         12.991262          15.298349        5,819,812.9422
01/01/2014 to 04/25/2014         15.298349          15.319850                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.965675          15.501026        5,420,296.8907
01/01/2015 to 12/31/2015         15.501026          15.091729        5,010,516.7370
01/01/2016 to 12/31/2016         15.091729          15.939318        4,660,815.8390
01/01/2017 to 12/31/2017         15.939318          18.033855        4,158,555.7643
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.199806           8.086995        9,548,418.2379
01/01/2009 to 12/31/2009          8.086995          10.374777        8,937,190.6700
01/01/2010 to 12/31/2010         10.374777          11.815290        8,026,572.1466
01/01/2011 to 12/31/2011         11.815290          11.200053        6,891,088.9527
01/01/2012 to 12/31/2012         11.200053          12.779627        6,165,652.7323
01/01/2013 to 12/31/2013         12.779627          15.867726        5,522,679.8106
01/01/2014 to 04/25/2014         15.867726          15.803613                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998466           7.033638            4,497.7500
01/01/2009 to 12/31/2009          7.033638           8.916144            9,115.4400
01/01/2010 to 12/31/2010          8.916144           9.675478           53,016.3512
01/01/2011 to 12/31/2011          9.675478           9.373272           61,226.0577
01/01/2012 to 12/31/2012          9.373272          10.732527           64,869.3635
01/01/2013 to 04/26/2013         10.732527          11.554139                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.938744          15.562407        5,314,642.6254
01/01/2015 to 12/31/2015         15.562407          15.085754        4,938,241.9708
01/01/2016 to 12/31/2016         15.085754          16.087043        4,521,235.5140
01/01/2017 to 12/31/2017         16.087043          18.903789        4,118,176.0563
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.574803           8.803766          138,029.7053
01/01/2009 to 12/31/2009          8.803766          12.257933          117,896.9800
01/01/2010 to 12/31/2010         12.257933          13.871731          105,490.4869
01/01/2011 to 12/31/2011         13.871731          14.567112           92,060.5931
01/01/2012 to 12/31/2012         14.567112          16.027083           83,421.6396
01/01/2013 to 12/31/2013         16.027083          21.574346           79,867.4137
01/01/2014 to 12/31/2014         21.574346          21.630529           71,067.8596
01/01/2015 to 12/31/2015         21.630529          19.268288           63,484.5402
01/01/2016 to 12/31/2016         19.268288          23.304410           59,698.7428
01/01/2017 to 12/31/2017         23.304410          25.863020           52,187.1416
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.065756          10.135898                0.0000
01/01/2009 to 12/31/2009         10.135898          14.264505            5,823.4100
01/01/2010 to 12/31/2010         14.264505          17.243796            8,699.6544
01/01/2011 to 12/31/2011         17.243796          14.240851            5,765.4832
01/01/2012 to 12/31/2012         14.240851          16.555969            6,127.4973
01/01/2013 to 12/31/2013         16.555969          20.832100           12,843.2406
01/01/2014 to 12/31/2014         20.832100          19.167239           12,672.8324
01/01/2015 to 12/31/2015         19.167239          19.988522           12,761.5474
01/01/2016 to 12/31/2016         19.988522          20.859055           12,281.4739
01/01/2017 to 12/31/2017         20.859055          26.832794           13,080.3923
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.964653          23.374446          251,122.4268
01/01/2017 to 12/31/2017         23.374446          27.386004          231,432.1965
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         13.397802          16.425177          456,285.7700
01/01/2010 to 12/31/2010         16.425177          18.777287          410,268.6813
01/01/2011 to 12/31/2011         18.777287          17.614620          369,037.8415
01/01/2012 to 12/31/2012         17.614620          19.170865          341,233.2820
01/01/2013 to 12/31/2013         19.170865          25.088677          308,525.1183
01/01/2014 to 12/31/2014         25.088677          27.444340          282,319.9336
01/01/2015 to 12/31/2015         27.444340          26.994968          224,594.3789
01/01/2016 to 04/29/2016         26.994968          27.163552                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         15.032974           8.974351        2,343,989.2321
01/01/2009 to 12/31/2009          8.974351          11.666208        2,209,612.0000
01/01/2010 to 12/31/2010         11.666208          12.863512        1,986,424.9432
01/01/2011 to 12/31/2011         12.863512          12.154912        1,693,422.9569
01/01/2012 to 12/31/2012         12.154912          13.507356        1,511,819.7715
01/01/2013 to 12/31/2013         13.507356          17.785459        1,310,388.0076
01/01/2014 to 12/31/2014         17.785459          19.370331        1,131,483.5115
01/01/2015 to 12/31/2015         19.370331          19.533971          944,692.5227
01/01/2016 to 12/31/2016         19.533971          20.640095          845,180.2221
01/01/2017 to 12/31/2017         20.640095          24.204868          763,717.6878
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.021444          17.907061           13,132.0271
01/01/2014 to 12/31/2014         17.907061          19.578596           11,302.6286
01/01/2015 to 12/31/2015         19.578596          19.809184           10,866.2562
01/01/2016 to 12/31/2016         19.809184          20.541278            9,549.9290
01/01/2017 to 12/31/2017         20.541278          25.307517            8,271.4812
--------------------------       ---------          ---------           -----------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.629122           7.967778           26,551.8349
01/01/2009 to 12/31/2009          7.967778          11.562776           28,704.0600
01/01/2010 to 12/31/2010         11.562776          14.499290           25,204.3277
01/01/2011 to 12/31/2011         14.499290          13.230706           19,279.3904
01/01/2012 to 12/31/2012         13.230706          13.831133           14,701.9119
01/01/2013 to 04/26/2013         13.831133          14.924427                0.0000
--------------------------       ---------          ---------           -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.028539           8.151742          512,829.9413
01/01/2009 to 12/31/2009          8.151742          11.218662          455,668.4700
01/01/2010 to 12/31/2010         11.218662          12.314380          431,137.9917
01/01/2011 to 12/31/2011         12.314380          12.170454          363,797.3759
01/01/2012 to 12/31/2012         12.170454          13.867318          708,976.5909
01/01/2013 to 12/31/2013         13.867318          18.697531          637,358.0732
01/01/2014 to 12/31/2014         18.697531          20.049645          551,761.4615
01/01/2015 to 12/31/2015         20.049645          21.854672          490,183.2583
01/01/2016 to 12/31/2016         21.854672          21.522863          451,465.9437
01/01/2017 to 12/31/2017         21.522863          29.075172          400,599.7321
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.983869           5.728987            9,409.2988
01/01/2009 to 12/31/2009          5.728987           6.962871           10,640.3700
01/01/2010 to 12/31/2010          6.962871           7.922419           10,016.0916
01/01/2011 to 12/31/2011          7.922419           7.512522           10,526.2778
01/01/2012 to 12/31/2012          7.512522           8.346300           10,476.3689
01/01/2013 to 04/26/2013          8.346300           8.969483                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.319460           5.500886        1,031,663.6827
01/01/2009 to 12/31/2009          5.500886           7.795018          920,357.3200
01/01/2010 to 12/31/2010          7.795018           8.408984          800,021.1003
01/01/2011 to 12/31/2011          8.408984           8.177831          702,653.3920
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         14.416992          14.922931                0.0000
01/01/2010 to 12/31/2010         14.922931          15.547001                0.0000
01/01/2011 to 12/31/2011         15.547001          16.427651            5,848.0505
01/01/2012 to 12/31/2012         16.427651          16.778460            5,313.5812
01/01/2013 to 12/31/2013         16.778460          16.119922            3,991.2349
01/01/2014 to 12/31/2014         16.119922          16.763690            7,155.2446
01/01/2015 to 12/31/2015         16.763690          16.521318            8,983.0589
01/01/2016 to 12/31/2016         16.521318          16.631549           11,492.8430
01/01/2017 to 12/31/2017         16.631549          16.882739            9,566.3823
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         11.080797          13.811986              0.0000
01/01/2010 to 12/31/2010         13.811986          17.150152              0.0000
01/01/2011 to 12/31/2011         17.150152          16.533463              9.1062
01/01/2012 to 12/31/2012         16.533463          19.117308          2,893.6119
01/01/2013 to 12/31/2013         19.117308          25.026044              8.9691
01/01/2014 to 12/31/2014         25.026044          26.951547              8.9209
01/01/2015 to 12/31/2015         26.951547          25.865258            632.9015
01/01/2016 to 12/31/2016         25.865258          30.627897              8.8236
01/01/2017 to 12/31/2017         30.627897          34.915872          1,156.9210
--------------------------       ---------          ---------          ----------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          9.228298          11.891988          2,280.4800
01/01/2010 to 12/31/2010         11.891988          12.637230          2,270.8710
01/01/2011 to 12/31/2011         12.637230          10.885092          2,626.9832
01/01/2012 to 12/31/2012         10.885092          12.658483          6,012.3232
01/01/2013 to 12/31/2013         12.658483          15.158408          3,790.6189
01/01/2014 to 12/31/2014         15.158408          14.001393          3,775.7287
01/01/2015 to 12/31/2015         14.001393          13.625755          3,759.5529
01/01/2016 to 12/31/2016         13.625755          13.566478          3,742.9488
01/01/2017 to 12/31/2017         13.566478          16.662009          3,727.4764
--------------------------       ---------          ---------          ----------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.439470          14.080159              0.0000
01/01/2010 to 12/31/2010         14.080159          17.570302              0.0000
01/01/2011 to 12/31/2011         17.570302          16.576659          2,701.3235
01/01/2012 to 12/31/2012         16.576659          18.951311          4,505.6024
01/01/2013 to 12/31/2013         18.951311          25.811950          2,835.6858
01/01/2014 to 12/31/2014         25.811950          26.657041          2,807.4743
01/01/2015 to 12/31/2015         26.657041          25.093970          3,035.2154
01/01/2016 to 12/31/2016         25.093970          29.923138          2,885.6576
01/01/2017 to 12/31/2017         29.923138          33.727611          4,420.4434
--------------------------       ---------          ---------          ----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.763155           8.516314        500,367.6607
01/01/2009 to 12/31/2009          8.516314          10.576822        499,934.2700
01/01/2010 to 12/31/2010         10.576822          11.943557        487,576.9402
01/01/2011 to 12/31/2011         11.943557          11.972839        442,641.6482
01/01/2012 to 12/31/2012         11.972839          13.629727        338,539.5081
01/01/2013 to 12/31/2013         13.629727          17.704209        302,123.2719
01/01/2014 to 12/31/2014         17.704209          19.748818        283,995.4459
01/01/2015 to 12/31/2015         19.748818          19.656055        272,094.3399
01/01/2016 to 12/31/2016         19.656055          21.593367        431,215.8775
01/01/2017 to 12/31/2017         21.593367          25.820286        394,712.2231
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.897313          22.080341         76,920.4237
01/01/2014 to 12/31/2014         22.080341          24.073061         70,804.3224
01/01/2015 to 12/31/2015         24.073061          23.651857         58,562.0427
01/01/2016 to 12/31/2016         23.651857          26.610544         54,352.3077
01/01/2017 to 12/31/2017         26.610544          30.855466         46,037.5759
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           6.600141         31,595.2696
01/01/2009 to 12/31/2009          6.600141           8.127948        100,837.2700
01/01/2010 to 12/31/2010          8.127948           8.898507        109,535.3959
01/01/2011 to 12/31/2011          8.898507           8.727061        104,082.0641
01/01/2012 to 12/31/2012          8.727061           9.802627         97,105.6402
01/01/2013 to 04/26/2013          9.802627          10.737897              0.0000
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.072182          25.065607          132,425.7038
01/01/2014 to 12/31/2014         25.065607          24.642861          124,537.8219
01/01/2015 to 12/31/2015         24.642861          24.392597          118,468.9827
01/01/2016 to 12/31/2016         24.392597          28.477956          108,323.4153
01/01/2017 to 12/31/2017         28.477956          32.432692           99,740.5013
--------------------------       ---------          ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.683126           9.541425          224,016.7438
01/01/2009 to 12/31/2009          9.541425          12.867595          203,177.1000
01/01/2010 to 12/31/2010         12.867595          15.589341          184,524.9258
01/01/2011 to 12/31/2011         15.589341          14.561957          161,598.5269
01/01/2012 to 12/31/2012         14.561957          15.117416          145,340.9191
01/01/2013 to 04/26/2013         15.117416          16.391440                0.0000
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.424984          22.002126          748,591.7357
01/01/2014 to 12/31/2014         22.002126          23.611139          650,352.6526
01/01/2015 to 12/31/2015         23.611139          25.730527          552,662.1083
01/01/2016 to 12/31/2016         25.730527          25.761459          519,281.6048
01/01/2017 to 12/31/2017         25.761459          33.908801          462,682.2892
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008          6.401365           3.506238           79,034.9855
01/01/2009 to 12/31/2009          3.506238           5.496567           71,044.7200
01/01/2010 to 12/31/2010          5.496567           6.921055           66,136.0702
01/01/2011 to 12/31/2011          6.921055           6.149678           56,567.4462
01/01/2012 to 12/31/2012          6.149678           6.798564           50,612.0659
01/01/2013 to 04/26/2013          6.798564           7.109403                0.0000
--------------------------       ---------          ---------          ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.627576          14.787114                0.0000
01/01/2010 to 12/31/2010         14.787114          18.813900                0.0000
01/01/2011 to 12/31/2011         18.813900          15.459213                0.0000
01/01/2012 to 12/31/2012         15.459213          15.636178                0.0000
01/01/2013 to 12/31/2013         15.636178          17.077069                0.0000
01/01/2014 to 12/31/2014         17.077069          13.669772                0.0000
01/01/2015 to 12/31/2015         13.669772           9.063939                0.0000
01/01/2016 to 12/31/2016          9.063939          12.847424                0.0000
01/01/2017 to 12/31/2017         12.847424          12.575426                0.0000
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.991488          31.107723          721,832.7539
01/01/2017 to 12/31/2017         31.107723          33.109820          636,624.6988
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.439891          15.602834        1,972,521.5350
01/01/2009 to 12/31/2009         15.602834          21.043810        1,814,859.2100
01/01/2010 to 12/31/2010         21.043810          23.441889        1,584,525.2231
01/01/2011 to 12/31/2011         23.441889          24.147479        1,220,739.4138
01/01/2012 to 12/31/2012         24.147479          26.892804        1,094,792.7197
01/01/2013 to 12/31/2013         26.892804          28.634885          955,330.1494
01/01/2014 to 12/31/2014         28.634885          29.600344          851,587.4555
01/01/2015 to 12/31/2015         29.600344          28.554137          764,570.0995
01/01/2016 to 04/29/2016         28.554137          29.421994                0.0000
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016      30.603854          31.770682            15,234.7976
01/01/2017 to 12/31/2017      31.770682          33.831993            13,965.2669
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010      23.790141          24.988740                 0.0000
01/01/2011 to 12/31/2011      24.988740          25.494157             1,080.5694
01/01/2012 to 12/31/2012      25.494157          28.017476             1,087.3910
01/01/2013 to 12/31/2013      28.017476          28.017763            16,470.6157
01/01/2014 to 12/31/2014      28.017763          28.855668            18,538.1007
01/01/2015 to 12/31/2015      28.855668          28.039819            19,141.4366
01/01/2016 to 04/29/2016      28.039819          28.735129                 0.0000
--------------------------    ---------          ---------            -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      16.594510          16.276104             9,658.2181
01/01/2009 to 12/31/2009      16.276104          16.704705             9,607.1300
01/01/2010 to 12/31/2010      16.704705          17.377242             3,729.9085
01/01/2011 to 12/31/2011      17.377242          18.038617            12,646.7708
01/01/2012 to 12/31/2012      18.038617          18.328610            11,780.5391
01/01/2013 to 12/31/2013      18.328610          17.910177             6,839.3035
01/01/2014 to 12/31/2014      17.910177          18.111555             6,810.4889
01/01/2015 to 12/31/2015      18.111555          17.914594             7,868.9565
01/01/2016 to 12/31/2016      17.914594          17.845951             7,298.3862
01/01/2017 to 12/31/2017      17.845951          17.893463             7,265.0488

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.208984          10.550465           11,814.9398
01/01/2013 to 12/31/2013         10.550465          11.551854           21,045.4866
01/01/2014 to 12/31/2014         11.551854          12.216082           20,935.3392
01/01/2015 to 12/31/2015         12.216082          12.103911           20,177.9622
01/01/2016 to 12/31/2016         12.103911          12.352480           19,681.9649
01/01/2017 to 12/31/2017         12.352480          13.826296           17,989.9569
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996837           1.039690                0.0000
01/01/2015 to 12/31/2015          1.039690           1.014136                0.0000
01/01/2016 to 12/31/2016          1.014136           1.018967                0.0000
01/01/2017 to 12/31/2017          1.018967           1.159314                0.0000
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008356           7.006834          388,422.9887
01/01/2009 to 12/31/2009          7.006834           8.926760        1,303,398.7800
01/01/2010 to 12/31/2010          8.926760           9.863326        1,490,991.1699
01/01/2011 to 12/31/2011          9.863326           9.510068        1,469,809.8855
01/01/2012 to 12/31/2012          9.510068          10.635126        1,449,761.3798
01/01/2013 to 12/31/2013         10.635126          12.418392        1,211,493.4677
01/01/2014 to 12/31/2014         12.418392          12.973529        1,197,825.7908
01/01/2015 to 12/31/2015         12.973529          12.690204        1,115,630.5902
01/01/2016 to 12/31/2016         12.690204          13.477601        1,079,240.8939
01/01/2017 to 12/31/2017         13.477601          15.515650          986,114.1851
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998356           6.355426          437,222.6785
01/01/2009 to 12/31/2009          6.355426           8.391968        1,239,686.7700
01/01/2010 to 12/31/2010          8.391968           9.381751        1,345,486.6190
01/01/2011 to 12/31/2011          9.381751           8.804928        1,376,690.5906
01/01/2012 to 12/31/2012          8.804928          10.074643        1,388,240.1223
01/01/2013 to 12/31/2013         10.074643          12.416587        1,551,198.5155
01/01/2014 to 12/31/2014         12.416587          13.013058        1,558,557.7195
01/01/2015 to 12/31/2015         13.013058          12.722429        1,482,149.4472
01/01/2016 to 12/31/2016         12.722429          13.655813        1,439,555.0563
01/01/2017 to 12/31/2017         13.655813          16.324795        1,373,213.2719
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988357           5.755706           79,031.8725
01/01/2009 to 12/31/2009          5.755706           7.875033          174,331.9600
01/01/2010 to 12/31/2010          7.875033           9.179570          197,276.9975
01/01/2011 to 12/31/2011          9.179570           8.627058          116,434.1805
01/01/2012 to 12/31/2012          8.627058           9.977656          111,679.5271
01/01/2013 to 12/31/2013          9.977656          12.756792           70,853.6071
01/01/2014 to 12/31/2014         12.756792          13.595291           98,228.0418
01/01/2015 to 12/31/2015         13.595291          14.262268           94,217.3875
01/01/2016 to 12/31/2016         14.262268          15.328379           76,887.1029
01/01/2017 to 12/31/2017         15.328379          19.314177           87,810.8451
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018355           7.680087          337,991.9950
01/01/2009 to 12/31/2009          7.680087           9.335863          918,227.3700
01/01/2010 to 12/31/2010          9.335863          10.108040        1,061,596.1361
01/01/2011 to 12/31/2011         10.108040           9.976909          958,916.8011
01/01/2012 to 12/31/2012          9.976909          10.892841          901,178.0281
01/01/2013 to 12/31/2013         10.892841          12.181525          640,424.7426
01/01/2014 to 12/31/2014         12.181525          12.731520          611,016.4394
01/01/2015 to 12/31/2015         12.731520          12.450914          586,384.5828
01/01/2016 to 12/31/2016         12.450914          13.125741          668,946.3527
01/01/2017 to 12/31/2017         13.125741          14.607311          586,668.0371
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.141882          11.541250           45,180.7926
01/01/2013 to 12/31/2013         11.541250          10.983847           89,069.8353
01/01/2014 to 12/31/2014         10.983847          11.252874           75,754.9418
01/01/2015 to 12/31/2015         11.252874          10.024096           59,009.5917
01/01/2016 to 12/31/2016         10.024096          10.759754           54,378.0191
01/01/2017 to 12/31/2017         10.759754          11.639043           52,608.2231
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.964181          10.279944           50,605.5430
01/01/2013 to 12/31/2013         10.279944          11.170834           63,211.6812
01/01/2014 to 12/31/2014         11.170834          11.655534           56,218.5443
01/01/2015 to 12/31/2015         11.655534          11.469519           45,595.5185
01/01/2016 to 12/31/2016         11.469519          11.799458           41,762.7647
01/01/2017 to 12/31/2017         11.799458          13.171261           34,957.7297
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.618242          12.423319            3,584.4638
01/01/2009 to 12/31/2009         12.423319          17.947491           10,116.6600
01/01/2010 to 12/31/2010         17.947491          20.468988           13,452.9503
01/01/2011 to 12/31/2011         20.468988          20.637627           11,490.2482
01/01/2012 to 12/31/2012         20.637627          23.691878           19,598.0270
01/01/2013 to 12/31/2013         23.691878          25.517482           23,295.0321
01/01/2014 to 12/31/2014         25.517482          25.965923           26,955.7318
01/01/2015 to 12/31/2015         25.965923          24.544095           25,097.4914
01/01/2016 to 12/31/2016         24.544095          27.558429           23,661.5831
01/01/2017 to 12/31/2017         27.558429          29.255899           24,631.7230
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.189874           7.690011        1,725,814.3746
01/01/2009 to 12/31/2009          7.690011          10.048645        1,377,800.6300
01/01/2010 to 12/31/2010         10.048645          11.532589        1,270,822.2776
01/01/2011 to 12/31/2011         11.532589          10.705026        1,182,424.8869
01/01/2012 to 12/31/2012         10.705026          12.310273        1,093,355.7864
01/01/2013 to 12/31/2013         12.310273          15.705375        1,029,994.3424
01/01/2014 to 12/31/2014         15.705375          16.258835          883,453.2928
01/01/2015 to 12/31/2015         16.258835          15.695113          796,132.5029
01/01/2016 to 12/31/2016         15.695113          16.849617          662,612.3841
01/01/2017 to 12/31/2017         16.849617          20.406454          557,624.1266
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.991105          10.447619           21,031.4366
01/01/2013 to 12/31/2013         10.447619          11.770200           43,725.9168
01/01/2014 to 12/31/2014         11.770200          12.713680           59,908.1512
01/01/2015 to 12/31/2015         12.713680          12.012451           44,353.1958
01/01/2016 to 12/31/2016         12.012451          12.823491           52,193.9580
01/01/2017 to 12/31/2017         12.823491          14.949084           56,716.3019
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.317227          11.971285        199,078.6263
01/01/2009 to 12/31/2009         11.971285          14.912405        191,340.8200
01/01/2010 to 12/31/2010         14.912405          17.613554        167,764.4453
01/01/2011 to 12/31/2011         17.613554          15.792798        146,690.5676
01/01/2012 to 12/31/2012         15.792798          18.354655        138,092.7767
01/01/2013 to 12/31/2013         18.354655          23.948419        126,059.0029
01/01/2014 to 12/31/2014         23.948419          23.996560        113,866.0382
01/01/2015 to 12/31/2015         23.996560          22.360751        103,991.0540
01/01/2016 to 12/31/2016         22.360751          28.912816         96,638.7309
01/01/2017 to 12/31/2017         28.912816          31.815907         92,506.2514
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.092068           6.172943        237,142.4606
01/01/2009 to 12/31/2009          6.172943          10.273766        230,972.3400
01/01/2010 to 12/31/2010         10.273766          12.515157        244,353.5359
01/01/2011 to 12/31/2011         12.515157          10.023099        225,310.3343
01/01/2012 to 12/31/2012         10.023099          11.738767        208,233.1479
01/01/2013 to 12/31/2013         11.738767          10.987975        210,616.6069
01/01/2014 to 12/31/2014         10.987975          10.118507        191,073.6889
01/01/2015 to 12/31/2015         10.118507           8.590973        187,193.8129
01/01/2016 to 12/31/2016          8.590973           9.436499        164,849.4760
01/01/2017 to 12/31/2017          9.436499          11.929904        150,001.6801
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997945          10.215799            292.3782
01/01/2011 to 12/31/2011         10.215799          10.266097          7,212.0850
01/01/2012 to 12/31/2012         10.266097          10.853788          7,582.5742
01/01/2013 to 12/31/2013         10.853788          11.102365         13,725.4048
01/01/2014 to 12/31/2014         11.102365          11.017574          7,687.7920
01/01/2015 to 12/31/2015         11.017574          10.762911         10,735.3302
01/01/2016 to 12/31/2016         10.762911          11.585414         11,370.9705
01/01/2017 to 12/31/2017         11.585414          11.833101          5,868.9518
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987946           9.760397          2,042.1156
01/01/2012 to 12/31/2012          9.760397          10.037167          8,688.0927
01/01/2013 to 12/31/2013         10.037167          10.002501         48,788.0930
01/01/2014 to 12/31/2014         10.002501           9.957810         49,947.8144
01/01/2015 to 12/31/2015          9.957810           9.748493         49,516.3588
01/01/2016 to 12/31/2016          9.748493           9.904269         50,385.5351
01/01/2017 to 12/31/2017          9.904269           9.887143         45,413.1040
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.998356          10.889857              0.0000
01/01/2010 to 12/31/2010         10.889857          12.180591          2,433.6947
01/01/2011 to 12/31/2011         12.180591          11.959925          2,591.8252
01/01/2012 to 12/31/2012         11.959925          13.464188          2,706.9911
01/01/2013 to 12/31/2013         13.464188          13.401332          3,447.8178
01/01/2014 to 12/31/2014         13.401332          13.352382          3,477.2677
01/01/2015 to 12/31/2015         13.352382          12.606413          3,914.4980
01/01/2016 to 12/31/2016         12.606413          12.527342          3,313.0956
01/01/2017 to 12/31/2017         12.527342          12.358601          2,546.3951
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.241955           9.331819       119,385.5653
01/01/2009 to 12/31/2009           9.331819          12.386008       123,328.4800
01/01/2010 to 12/31/2010          12.386008          14.166987       105,430.5943
01/01/2011 to 12/31/2011          14.166987          13.176814        96,052.4963
01/01/2012 to 12/31/2012          13.176814          16.353057        86,701.1532
01/01/2013 to 12/31/2013          16.353057          16.680772        80,628.9746
01/01/2014 to 12/31/2014          16.680772          18.612590        67,232.9778
01/01/2015 to 12/31/2015          18.612590          18.078496        63,740.9763
01/01/2016 to 12/31/2016          18.078496          17.964995        57,873.0808
01/01/2017 to 12/31/2017          17.964995          19.599985        48,830.5676
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.818763           4.694194       188,082.2069
01/01/2009 to 12/31/2009           4.694194           6.148555       173,793.5300
01/01/2010 to 12/31/2010           6.148555           7.497853       162,635.2127
01/01/2011 to 12/31/2011           7.497853           7.626325       173,273.1284
01/01/2012 to 12/31/2012           7.626325           8.902546       154,995.8472
01/01/2013 to 12/31/2013           8.902546          12.769341       146,270.3948
01/01/2014 to 12/31/2014          12.769341          14.955819       220,301.2145
01/01/2015 to 12/31/2015          14.955819          14.138445       192,301.1232
01/01/2016 to 12/31/2016          14.138445          14.301289       119,535.2120
01/01/2017 to 12/31/2017          14.301289          16.682495       112,049.9949
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         147.003346         151.076737            51.8931
01/01/2011 to 12/31/2011         151.076737         137.602439            81.7334
01/01/2012 to 12/31/2012         137.602439         166.062051           690.1039
01/01/2013 to 12/31/2013         166.062051         210.680814           650.3201
01/01/2014 to 04/25/2014         210.680814         219.314268             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.338948           4.622100        35,030.7235
01/01/2009 to 12/31/2009           4.622100           6.282167        48,245.5000
01/01/2010 to 12/31/2010           6.282167           6.642605        14,163.6602
01/01/2011 to 04/29/2011           6.642605           7.060846             0.0000
--------------------------       ----------         ----------       ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          15.352009           9.667069        68,433.3858
01/01/2009 to 12/31/2009           9.667069          12.599381        54,955.0100
01/01/2010 to 12/31/2010          12.599381          15.419594        42,027.5475
01/01/2011 to 12/31/2011          15.419594          14.234488        36,773.8485
01/01/2012 to 12/31/2012          14.234488          16.561905        32,158.0021
01/01/2013 to 12/31/2013          16.561905          21.642446        28,007.0350
01/01/2014 to 12/31/2014          21.642446          24.140666        23,483.0682
01/01/2015 to 12/31/2015          24.140666          21.612689        19,972.0090
01/01/2016 to 12/31/2016          21.612689          24.097775        18,728.9586
01/01/2017 to 12/31/2017          24.097775          26.301531        16,639.1395
--------------------------       ----------         ----------       ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.406759          11.301010        210,927.1188
01/01/2009 to 12/31/2009         11.301010          17.262728        194,041.5700
01/01/2010 to 12/31/2010         17.262728          19.798205        176,744.0634
01/01/2011 to 12/31/2011         19.798205          16.723543        158,215.2421
01/01/2012 to 12/31/2012         16.723543          21.292247        146,744.8213
01/01/2013 to 12/31/2013         21.292247          27.370640        139,441.6864
01/01/2014 to 12/31/2014         27.370640          25.401962        130,194.6128
01/01/2015 to 12/31/2015         25.401962          23.892177        123,618.3967
01/01/2016 to 12/31/2016         23.892177          25.461206        116,585.5245
01/01/2017 to 12/31/2017         25.461206          32.715610        107,904.3667
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269        603,296.2985
01/01/2013 to 12/31/2013          1.047269           1.050877        728,093.1792
01/01/2014 to 12/31/2014          1.050877           1.093005        622,223.7717
01/01/2015 to 12/31/2015          1.093005           1.031456        571,483.8661
01/01/2016 to 12/31/2016          1.031456           1.135152        365,838.5885
01/01/2017 to 12/31/2017          1.135152           1.230132        627,664.0691
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.496053           7.257528        355,651.9537
01/01/2009 to 12/31/2009          7.257528           9.050430        386,669.8600
01/01/2010 to 12/31/2010          9.050430          10.242106        381,789.2685
01/01/2011 to 12/31/2011         10.242106           9.942277        359,857.3498
01/01/2012 to 12/31/2012          9.942277          11.607402        323,285.6258
01/01/2013 to 12/31/2013         11.607402          15.481667        300,962.2261
01/01/2014 to 12/31/2014         15.481667          16.671405        267,627.6763
01/01/2015 to 12/31/2015         16.671405          15.442562        236,464.8870
01/01/2016 to 12/31/2016         15.442562          17.844135        221,969.5064
01/01/2017 to 12/31/2017         17.844135          20.747096        192,063.8889
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.957165           9.631096        129,237.5501
01/01/2009 to 12/31/2009          9.631096          12.696435        128,724.5100
01/01/2010 to 12/31/2010         12.696435          15.782371        123,496.7059
01/01/2011 to 12/31/2011         15.782371          15.379785        106,658.0867
01/01/2012 to 12/31/2012         15.379785          17.911571         93,262.9080
01/01/2013 to 12/31/2013         17.911571          24.734051         88,062.8827
01/01/2014 to 12/31/2014         24.734051          26.293351         80,489.8420
01/01/2015 to 12/31/2015         26.293351          25.459025         75,713.8200
01/01/2016 to 12/31/2016         25.459025          27.947803         72,480.7309
01/01/2017 to 12/31/2017         27.947803          34.507567         63,519.3247
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.176886          10.624777         27,352.6508
01/01/2014 to 12/31/2014         10.624777          10.999554         49,319.1923
01/01/2015 to 12/31/2015         10.999554          10.888122         49,638.8672
01/01/2016 to 12/31/2016         10.888122          10.965199         43,872.8755
01/01/2017 to 12/31/2017         10.965199          11.160121         46,362.0787
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038355           8.946214         10,669.3601
01/01/2009 to 12/31/2009          8.946214           9.881337         21,156.1600
01/01/2010 to 12/31/2010          9.881337          10.328102         37,476.7650
01/01/2011 to 12/31/2011         10.328102          10.763731         28,451.5727
01/01/2012 to 12/31/2012         10.763731          11.123879         34,167.9283
01/01/2013 to 04/26/2013         11.123879          11.095140              0.0000
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314        184,118.6385
01/01/2013 to 12/31/2013          1.049314           1.147262        224,972.5677
01/01/2014 to 12/31/2014          1.147262           1.209021        236,695.8497
01/01/2015 to 12/31/2015          1.209021           1.201671        243,625.8957
01/01/2016 to 12/31/2016          1.201671           1.218145        233,553.5371
01/01/2017 to 12/31/2017          1.218145           1.399956        154,676.7917
--------------------------        --------           --------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.012885           7.786017         16,304.5974
01/01/2009 to 12/31/2009          7.786017          10.800864         14,136.8900
01/01/2010 to 12/31/2010         10.800864          12.982352         16,445.8523
01/01/2011 to 12/31/2011         12.982352          12.599813         10,715.2177
01/01/2012 to 12/31/2012         12.599813          14.512719         12,423.2474
01/01/2013 to 12/31/2013         14.512719          16.745433         11,093.4274
01/01/2014 to 12/31/2014         16.745433          17.068072         10,744.1535
01/01/2015 to 12/31/2015         17.068072          17.020383         10,897.6692
01/01/2016 to 12/31/2016         17.020383          17.567967         10,575.3706
01/01/2017 to 12/31/2017         17.567967          21.282442         10,530.1435
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695         25,245.8092
01/01/2014 to 12/31/2014          1.127695           1.213787         35,437.2170
01/01/2015 to 12/31/2015          1.213787           1.181225         98,902.3006
01/01/2016 to 12/31/2016          1.181225           1.214390         48,726.1634
01/01/2017 to 12/31/2017          1.214390           1.382315        100,577.4105
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.827392          10.121297        331,023.4075
01/01/2009 to 12/31/2009         10.121297          13.117935        304,202.6500
01/01/2010 to 12/31/2010         13.117935          14.396532        283,004.0477
01/01/2011 to 12/31/2011         14.396532          12.663042        268,894.1347
01/01/2012 to 12/31/2012         12.663042          14.557637        244,703.1141
01/01/2013 to 12/31/2013         14.557637          17.102618        217,722.1802
01/01/2014 to 12/31/2014         17.102618          15.677116        193,591.8352
01/01/2015 to 12/31/2015         15.677116          15.169757        181,386.0661
01/01/2016 to 12/31/2016         15.169757          14.813093        170,670.0970
01/01/2017 to 12/31/2017         14.813093          18.701869        150,801.4876
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873              0.0000
01/01/2015 to 12/31/2015          1.034873           0.963629              0.0000
01/01/2016 to 12/31/2016          0.963629           1.054874            354.9812
01/01/2017 to 12/31/2017          1.054874           1.170129          1,378.2258
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.073393          11.073801        159,890.7725
01/01/2009 to 12/31/2009         11.073801          12.877885        206,528.0600
01/01/2010 to 12/31/2010         12.877885          13.670777        229,233.6615
01/01/2011 to 12/31/2011         13.670777          14.968220        191,616.4487
01/01/2012 to 12/31/2012         14.968220          16.090627        185,076.7744
01/01/2013 to 12/31/2013         16.090627          14.380845        185,475.4602
01/01/2014 to 12/31/2014         14.380845          14.576603        157,584.3506
01/01/2015 to 12/31/2015         14.576603          13.912994        146,241.1071
01/01/2016 to 12/31/2016         13.912994          14.388946        136,426.3080
01/01/2017 to 12/31/2017         14.388946          14.666859        140,040.6295
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.264424          13.119967          950,768.4695
01/01/2009 to 12/31/2009         13.119967          15.254824        1,064,205.4200
01/01/2010 to 12/31/2010         15.254824          16.255590        1,064,563.1497
01/01/2011 to 12/31/2011         16.255590          16.521798        1,050,837.2854
01/01/2012 to 12/31/2012         16.521798          17.783373          985,274.0488
01/01/2013 to 12/31/2013         17.783373          17.183060          922,767.7111
01/01/2014 to 12/31/2014         17.183060          17.636801          802,358.6414
01/01/2015 to 12/31/2015         17.636801          17.375096          720,478.1829
01/01/2016 to 12/31/2016         17.375096          17.563105          639,476.3888
01/01/2017 to 12/31/2017         17.563105          18.081043          595,622.1344
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777            2,891.9758
01/01/2013 to 12/31/2013         10.920777          10.271969              456.9505
01/01/2014 to 12/31/2014         10.271969          10.883696              420.3015
01/01/2015 to 12/31/2015         10.883696          10.767769            2,407.2744
01/01/2016 to 12/31/2016         10.767769          10.747188           10,517.0839
01/01/2017 to 12/31/2017         10.747188          10.862878            1,790.6520
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215816          10.745663              820.7364
01/01/2014 to 12/31/2014         10.745663          11.500391              815.2693
01/01/2015 to 12/31/2015         11.500391          11.187401            1,526.5079
01/01/2016 to 12/31/2016         11.187401          11.524039            1,514.9917
01/01/2017 to 12/31/2017         11.524039          13.222947            5,518.5933
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415          105,220.1731
01/01/2013 to 12/31/2013          1.067415           1.157842          145,342.8286
01/01/2014 to 12/31/2014          1.157842           1.228877          102,186.4976
01/01/2015 to 12/31/2015          1.228877           1.199939           48,613.0255
01/01/2016 to 12/31/2016          1.199939           1.248899           59,418.8069
01/01/2017 to 12/31/2017          1.248899           1.406245           57,947.8184
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.379115           8.543334        1,042,786.6640
01/01/2009 to 12/31/2009          8.543334          10.510685        1,136,777.6500
01/01/2010 to 12/31/2010         10.510685          11.621510        1,119,826.2723
01/01/2011 to 12/31/2011         11.621510          11.570323        1,033,528.6087
01/01/2012 to 12/31/2012         11.570323          12.861209          983,351.2189
01/01/2013 to 12/31/2013         12.861209          14.308123          954,998.6951
01/01/2014 to 12/31/2014         14.308123          14.914289          853,357.8596
01/01/2015 to 12/31/2015         14.914289          14.403802          755,938.6691
01/01/2016 to 12/31/2016         14.403802          15.010083          652,219.0048
01/01/2017 to 12/31/2017         15.010083          17.132435          553,777.5416
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.758305           7.832534          497,895.0979
01/01/2009 to 12/31/2009          7.832534           9.961190          476,698.5500
01/01/2010 to 12/31/2010          9.961190          11.201872          392,553.3884
01/01/2011 to 12/31/2011         11.201872          10.800482          363,056.2511
01/01/2012 to 12/31/2012         10.800482          12.238157          350,212.5478
01/01/2013 to 12/31/2013         12.238157          14.234775          388,287.4615
01/01/2014 to 12/31/2014         14.234775          14.777130          272,643.6265
01/01/2015 to 12/31/2015         14.777130          14.220698          258,385.6096
01/01/2016 to 12/31/2016         14.220698          14.972728          236,013.8915
01/01/2017 to 12/31/2017         14.972728          17.646876          236,092.7898
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.693957          36.184576        283,445.3790
01/01/2009 to 12/31/2009         36.184576          42.202212        281,035.1100
01/01/2010 to 12/31/2010         42.202212          48.649688        252,278.2674
01/01/2011 to 12/31/2011         48.649688          46.004846        221,793.7791
01/01/2012 to 12/31/2012         46.004846          53.463670        199,990.4817
01/01/2013 to 12/31/2013         53.463670          70.456816        169,149.7215
01/01/2014 to 12/31/2014         70.456816          78.625612        145,046.0384
01/01/2015 to 12/31/2015         78.625612          74.677507        131,365.7998
01/01/2016 to 12/31/2016         74.677507          85.294928        116,586.9403
01/01/2017 to 12/31/2017         85.294928          98.270107        101,511.1349
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.721661           5.769878        517,904.2439
01/01/2009 to 12/31/2009          5.769878           8.268610        505,809.0000
01/01/2010 to 12/31/2010          8.268610          10.400548        433,724.9757
01/01/2011 to 12/31/2011         10.400548          10.077199        390,647.1803
01/01/2012 to 12/31/2012         10.077199          11.284630        348,179.1289
01/01/2013 to 12/31/2013         11.284630          15.183024        329,872.5419
01/01/2014 to 12/31/2014         15.183024          16.867677        285,643.0211
01/01/2015 to 12/31/2015         16.867677          17.725462        243,076.5228
01/01/2016 to 12/31/2016         17.725462          18.546927        223,043.1512
01/01/2017 to 12/31/2017         18.546927          22.792593        218,120.8181
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         24.917286          16.405880        450,031.9361
01/01/2009 to 12/31/2009         16.405880          20.450020        452,727.7600
01/01/2010 to 12/31/2010         20.450020          25.288496        398,233.5532
01/01/2011 to 12/31/2011         25.288496          23.991438        359,872.7743
01/01/2012 to 12/31/2012         23.991438          27.105776        324,670.6473
01/01/2013 to 12/31/2013         27.105776          34.794495        275,870.0711
01/01/2014 to 12/31/2014         34.794495          37.581838        237,824.6052
01/01/2015 to 12/31/2015         37.581838          33.697185        210,315.8413
01/01/2016 to 12/31/2016         33.697185          38.342201        193,973.8188
01/01/2017 to 12/31/2017         38.342201          41.351899        169,189.1362
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.723843          13.953700         31,508.1897
01/01/2014 to 12/31/2014         13.953700          13.286377         29,932.4997
01/01/2015 to 12/31/2015         13.286377          12.804527         23,294.7140
01/01/2016 to 12/31/2016         12.804527          13.250987         20,735.2824
01/01/2017 to 12/31/2017         13.250987          17.608888         15,302.9440
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088353           6.050764         34,300.0304
01/01/2009 to 12/31/2009          6.050764           8.497400         56,500.9100
01/01/2010 to 12/31/2010          8.497400           8.947948         61,591.2192
01/01/2011 to 12/31/2011          8.947948           7.555737         58,330.8930
01/01/2012 to 12/31/2012          7.555737           8.740852         57,760.0550
01/01/2013 to 04/26/2013          8.740852           9.062608              0.0000
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.677005          10.790988          715,282.3957
01/01/2009 to 12/31/2009         10.790988          10.657244          464,993.6500
01/01/2010 to 12/31/2010         10.657244          10.498571          414,275.1903
01/01/2011 to 12/31/2011         10.498571          10.342686          764,619.1805
01/01/2012 to 12/31/2012         10.342686          10.187859          552,563.7801
01/01/2013 to 12/31/2013         10.187859          10.036175          433,344.9027
01/01/2014 to 12/31/2014         10.036175           9.886750          354,479.8730
01/01/2015 to 12/31/2015          9.886750           9.739549          308,417.7442
01/01/2016 to 12/31/2016          9.739549           9.605299          367,310.3312
01/01/2017 to 12/31/2017          9.605299           9.522732          326,309.9919
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.886487          14.152003            3,375.5696
01/01/2015 to 12/31/2015         14.152003          13.859669           33,822.0390
01/01/2016 to 12/31/2016         13.859669          14.271834           39,039.3739
01/01/2017 to 12/31/2017         14.271834          15.034609           21,706.8791
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.618345           9.081397          838,007.8450
01/01/2009 to 12/31/2009          9.081397          10.995591          860,798.3100
01/01/2010 to 12/31/2010         10.995591          12.012878        1,008,178.5767
01/01/2011 to 12/31/2011         12.012878          12.044499          993,130.1217
01/01/2012 to 12/31/2012         12.044499          13.158840        1,061,836.9462
01/01/2013 to 12/31/2013         13.158840          14.139905          889,036.8909
01/01/2014 to 04/25/2014         14.139905          14.251744                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.115397           8.781314        1,932,347.3506
01/01/2009 to 12/31/2009          8.781314          10.907208        2,296,602.2900
01/01/2010 to 12/31/2010         10.907208          12.077193        2,467,160.9199
01/01/2011 to 12/31/2011         12.077193          11.883856        2,400,059.7351
01/01/2012 to 12/31/2012         11.883856          13.156910        2,404,835.6729
01/01/2013 to 12/31/2013         13.156910          14.804837        2,135,396.3557
01/01/2014 to 04/25/2014         14.804837          14.865707                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.249987          14.638826        2,597,379.5785
01/01/2015 to 12/31/2015         14.638826          14.266092        2,268,299.2275
01/01/2016 to 12/31/2016         14.266092          14.909258        2,050,369.0765
01/01/2017 to 12/31/2017         14.909258          16.251019        1,812,142.1335
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.501027           8.381568        7,963,229.5620
01/01/2009 to 12/31/2009          8.381568          10.596426        8,277,543.4200
01/01/2010 to 12/31/2010         10.596426          11.856876        8,471,676.7238
01/01/2011 to 12/31/2011         11.856876          11.481813        8,371,236.6921
01/01/2012 to 12/31/2012         11.481813          12.885624        7,676,522.2950
01/01/2013 to 12/31/2013         12.885624          15.158788        6,960,635.4078
01/01/2014 to 04/25/2014         15.158788          15.175309                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.173438          15.705589        6,200,222.6909
01/01/2015 to 12/31/2015         15.705589          15.275602        5,665,877.2824
01/01/2016 to 12/31/2016         15.275602          16.117392        5,070,982.7838
01/01/2017 to 12/31/2017         16.117392          18.217161        4,615,613.1349
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.158195           8.053398        9,481,073.2135
01/01/2009 to 12/31/2009          8.053398          10.321347        9,220,467.7200
01/01/2010 to 12/31/2010         10.321347          11.742704        8,661,917.9530
01/01/2011 to 12/31/2011         11.742704          11.120139        7,694,928.0420
01/01/2012 to 12/31/2012         11.120139          12.675696        7,109,081.3262
01/01/2013 to 12/31/2013         12.675696          15.722958        6,827,140.4029
01/01/2014 to 04/25/2014         15.722958          15.654494                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998356           7.028791          240,794.5202
01/01/2009 to 12/31/2009          7.028791           8.901095          423,205.5200
01/01/2010 to 12/31/2010          8.901095           9.649500          473,910.0378
01/01/2011 to 12/31/2011          9.649500           9.338777          454,750.1250
01/01/2012 to 12/31/2012          9.338777          10.682288          412,734.9681
01/01/2013 to 04/26/2013         10.682288          11.496400                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.641492          16.283470        5,805,793.4610
01/01/2015 to 12/31/2015         16.283470          15.768948        5,162,607.6262
01/01/2016 to 12/31/2016         15.768948          16.798777        4,809,877.9685
01/01/2017 to 12/31/2017         16.798777          19.720479        4,314,138.3982
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.497600           8.753944          125,712.3039
01/01/2009 to 12/31/2009          8.753944          12.176376          112,329.3100
01/01/2010 to 12/31/2010         12.176376          13.765675          101,744.5162
01/01/2011 to 12/31/2011         13.765675          14.441321           81,739.2408
01/01/2012 to 12/31/2012         14.441321          15.872717           75,930.7618
01/01/2013 to 12/31/2013         15.872717          21.345210           77,652.0461
01/01/2014 to 12/31/2014         21.345210          21.379396           68,790.4432
01/01/2015 to 12/31/2015         21.379396          19.025532           63,934.4231
01/01/2016 to 12/31/2016         19.025532          22.987809           59,935.6544
01/01/2017 to 12/31/2017         22.987809          25.486241           56,454.2222
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.065452          10.134178                0.0000
01/01/2009 to 12/31/2009         10.134178          14.247829                0.0000
01/01/2010 to 12/31/2010         14.247829          17.206447            4,284.8612
01/01/2011 to 12/31/2011         17.206447          14.195811            2,370.6587
01/01/2012 to 12/31/2012         14.195811          16.487030            1,014.9286
01/01/2013 to 12/31/2013         16.487030          20.724638            8,150.1794
01/01/2014 to 12/31/2014         20.724638          19.049295            8,913.2395
01/01/2015 to 12/31/2015         19.049295          19.845665           12,164.7965
01/01/2016 to 12/31/2016         19.845665          20.689278           11,371.8969
01/01/2017 to 12/31/2017         20.689278          26.587888           11,773.3160
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.654521          23.043498           45,175.9370
01/01/2017 to 12/31/2017         23.043498          26.971363           43,173.2379
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         13.194952          16.165833           68,277.3000
01/01/2010 to 12/31/2010         16.165833          18.462348           68,865.5610
01/01/2011 to 12/31/2011         18.462348          17.301901           62,359.9727
01/01/2012 to 12/31/2012         17.301901          18.811597           53,826.8133
01/01/2013 to 12/31/2013         18.811597          24.593916           54,797.7333
01/01/2014 to 12/31/2014         24.593916          26.876234           45,231.1975
01/01/2015 to 12/31/2015         26.876234          26.409734           41,076.4335
01/01/2016 to 04/29/2016         26.409734          26.565924                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.962968           8.923576        1,097,757.1175
01/01/2009 to 12/31/2009          8.923576          11.588607        1,070,302.8800
01/01/2010 to 12/31/2010         11.588607          12.765184          973,334.0886
01/01/2011 to 12/31/2011         12.765184          12.049965          894,456.8292
01/01/2012 to 12/31/2012         12.049965          13.377280          809,670.5725
01/01/2013 to 12/31/2013         13.377280          17.596592          699,262.9749
01/01/2014 to 12/31/2014         17.596592          19.145478          596,848.1110
01/01/2015 to 12/31/2015         19.145478          19.287919          517,753.4387
01/01/2016 to 12/31/2016         19.287919          20.359742          465,890.3899
01/01/2017 to 12/31/2017         20.359742          23.852310          421,258.8037
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.886776          17.734578           33,910.6835
01/01/2014 to 12/31/2014         17.734578          19.370628           31,777.2456
01/01/2015 to 12/31/2015         19.370628          19.579172           31,275.4680
01/01/2016 to 12/31/2016         19.579172          20.282471           23,912.9451
01/01/2017 to 12/31/2017         20.282471          24.963768           22,618.0963
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.571869           7.930605           45,830.8352
01/01/2009 to 12/31/2009          7.930605          11.497328           43,082.2900
01/01/2010 to 12/31/2010         11.497328          14.402830           48,819.2104
01/01/2011 to 12/31/2011         14.402830          13.129568           38,252.6482
01/01/2012 to 12/31/2012         13.129568          13.711608           39,674.5083
01/01/2013 to 04/26/2013         13.711608          14.790750                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.967866           8.105624          322,829.9963
01/01/2009 to 12/31/2009          8.105624          11.144049          297,532.7400
01/01/2010 to 12/31/2010         11.144049          12.220261          262,519.5050
01/01/2011 to 12/31/2011         12.220261          12.065387          247,284.9151
01/01/2012 to 12/31/2012         12.065387          13.733793          391,427.4677
01/01/2013 to 12/31/2013         13.733793          18.498998          341,449.7072
01/01/2014 to 12/31/2014         18.498998          19.816928          276,563.6259
01/01/2015 to 12/31/2015         19.816928          21.579412          244,821.0816
01/01/2016 to 12/31/2016         21.579412          21.230540          225,037.6713
01/01/2017 to 12/31/2017         21.230540          28.651717          199,092.7467
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.982197           5.722267          3,572.1645
01/01/2009 to 12/31/2009          5.722267           6.947752          2,223.9700
01/01/2010 to 12/31/2010          6.947752           7.897323         13,718.3566
01/01/2011 to 12/31/2011          7.897323           7.481251          2,441.1561
01/01/2012 to 12/31/2012          7.481251           8.303209          2,049.1484
01/01/2013 to 04/26/2013          8.303209           8.920338              0.0000
--------------------------        --------           --------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.271393           5.469755        420,157.9012
01/01/2009 to 12/31/2009          5.469755           7.743159        393,920.1800
01/01/2010 to 12/31/2010          7.743159           8.344698        365,561.9551
01/01/2011 to 12/31/2011          8.344698           8.107217        316,152.4774
01/01/2012 to 04/27/2012          8.107217           9.117621              0.0000
--------------------------       ---------           --------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         14.266548          14.757461              0.0000
01/01/2010 to 12/31/2010         14.757461          15.359246          2,154.4895
01/01/2011 to 12/31/2011         15.359246          16.213088          2,268.7625
01/01/2012 to 12/31/2012         16.213088          16.542675          2,124.5269
01/01/2013 to 12/31/2013         16.542675          15.877502          2,795.5719
01/01/2014 to 12/31/2014         15.877502          16.495086          1,177.5716
01/01/2015 to 12/31/2015         16.495086          16.240346          3,965.8817
01/01/2016 to 12/31/2016         16.240346          16.332361          2,746.2478
01/01/2017 to 12/31/2017         16.332361          16.562506          3,643.5538
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.983256          13.681387          4,224.1100
01/01/2010 to 12/31/2010         13.681387          16.971030          2,205.1868
01/01/2011 to 12/31/2011         16.971030          16.344455         21,015.9214
01/01/2012 to 12/31/2012         16.344455          18.879777         22,744.6858
01/01/2013 to 12/31/2013         18.879777          24.690411         22,561.4683
01/01/2014 to 12/31/2014         24.690411          26.563509         23,350.1919
01/01/2015 to 12/31/2015         26.563509          25.467372         23,018.4328
01/01/2016 to 12/31/2016         25.467372          30.126619         22,605.5262
01/01/2017 to 12/31/2017         30.126619          34.310196         22,043.0194
--------------------------       ---------          ---------        ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          9.131939          11.760063             92.1200
01/01/2010 to 12/31/2010         11.760063          12.484561             91.3121
01/01/2011 to 12/31/2011         12.484561          10.742849         25,564.5445
01/01/2012 to 12/31/2012         10.742849          12.480517         25,409.4885
01/01/2013 to 12/31/2013         12.480517          14.930364         25,728.1702
01/01/2014 to 12/31/2014         14.930364          13.776962         25,165.2011
01/01/2015 to 12/31/2015         13.776962          13.393937         24,934.1252
01/01/2016 to 12/31/2016         13.393937          13.322337         25,264.0225
01/01/2017 to 12/31/2017         13.322337          16.345864         25,015.3509
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.320010          13.923948              0.0000
01/01/2010 to 12/31/2010         13.923948          17.358023              0.0000
01/01/2011 to 12/31/2011         17.358023          16.360040         15,021.2385
01/01/2012 to 12/31/2012         16.360040          18.684873         14,934.4322
01/01/2013 to 12/31/2013         18.684873          25.423644         20,528.6387
01/01/2014 to 12/31/2014         25.423644          26.229772         15,936.0989
01/01/2015 to 12/31/2015         26.229772          24.667062         16,845.3754
01/01/2016 to 12/31/2016         24.667062          29.384687         17,486.3848
01/01/2017 to 12/31/2017         29.384687          33.087697         16,826.1513
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.691738           8.461905         49,406.5570
01/01/2009 to 12/31/2009          8.461905          10.496644         47,092.0600
01/01/2010 to 12/31/2010         10.496644          11.838816         71,841.8329
01/01/2011 to 12/31/2011         11.838816          11.853637         49,647.7229
01/01/2012 to 12/31/2012         11.853637          13.477764         39,936.5385
01/01/2013 to 12/31/2013         13.477764          17.485837         42,196.9201
01/01/2014 to 12/31/2014         17.485837          19.481836         37,767.8077
01/01/2015 to 12/31/2015         19.481836          19.367068         36,666.0483
01/01/2016 to 12/31/2016         19.367068          21.250388        108,482.5751
01/01/2017 to 12/31/2017         21.250388          25.379799         96,713.2355
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.619904          21.741561        119,065.0672
01/01/2014 to 12/31/2014         21.741561          23.680015        113,818.6660
01/01/2015 to 12/31/2015         23.680015          23.242429        113,564.8551
01/01/2016 to 12/31/2016         23.242429          26.123767        104,933.3066
01/01/2017 to 12/31/2017         26.123767          30.260863         91,540.1574
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           6.595589         27,751.7725
01/01/2009 to 12/31/2009          6.595589           8.114223         81,283.8900
01/01/2010 to 12/31/2010          8.114223           8.874608        162,923.4627
01/01/2011 to 12/31/2011          8.874608           8.694938        192,527.6359
01/01/2012 to 12/31/2012          8.694938           9.756735        164,381.2023
01/01/2013 to 04/26/2013          9.756735          10.684230              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.816384          24.729525         50,776.6449
01/01/2014 to 12/31/2014         24.729525          24.288137         42,539.5102
01/01/2015 to 12/31/2015         24.288137          24.017442         36,519.3783
01/01/2016 to 12/31/2016         24.017442          28.011950         31,885.2153
01/01/2017 to 12/31/2017         28.011950          31.870180         31,651.9267
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.610081           9.487441         83,560.4552
01/01/2009 to 12/31/2009          9.487441          12.782003         74,735.6300
01/01/2010 to 12/31/2010         12.782003          15.470184         70,260.6369
01/01/2011 to 12/31/2011         15.470184          14.436229         57,994.0082
01/01/2012 to 12/31/2012         14.436229          14.971828         55,239.1681
01/01/2013 to 04/26/2013         14.971828          16.228423              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.174486          21.671233        364,014.9660
01/01/2014 to 12/31/2014         21.671233          23.232801        301,779.8138
01/01/2015 to 12/31/2015         23.232801          25.292922        277,465.6867
01/01/2016 to 12/31/2016         25.292922          25.298016        247,553.8397
01/01/2017 to 12/31/2017         25.298016          33.265633        200,464.8865
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.371552           3.486398        108,723.6136
01/01/2009 to 12/31/2009          3.486398           5.460004        110,560.0000
01/01/2010 to 12/31/2010          5.460004           6.868157        108,078.6265
01/01/2011 to 12/31/2011          6.868157           6.096585         97,685.7903
01/01/2012 to 12/31/2012          6.096585           6.733097         88,731.7846
01/01/2013 to 04/26/2013          6.733097           7.038704              0.0000
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.621630          14.769812            336.3500
01/01/2010 to 12/31/2010         14.769812          18.773125            715.3678
01/01/2011 to 12/31/2011         18.773125          15.410303          1,738.1691
01/01/2012 to 12/31/2012         15.410303          15.571040          2,586.5781
01/01/2013 to 12/31/2013         15.571040          16.988928          2,677.6384
01/01/2014 to 12/31/2014         16.988928          13.585593          3,145.2744
01/01/2015 to 12/31/2015         13.585593           8.999092          4,929.9869
01/01/2016 to 12/31/2016          8.999092          12.742764          3,705.1550
01/01/2017 to 12/31/2017         12.742764          12.460552          4,498.7348
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.353239          30.425544        145,566.0186
01/01/2017 to 12/31/2017         30.425544          32.351465        136,859.9771
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.349333          15.514573        322,654.8108
01/01/2009 to 12/31/2009         15.514573          20.903878        347,416.7100
01/01/2010 to 12/31/2010         20.903878          23.262748        326,466.1897
01/01/2011 to 12/31/2011         23.262748          23.939057        252,962.8455
01/01/2012 to 12/31/2012         23.939057          26.633903        225,915.0404
01/01/2013 to 12/31/2013         26.633903          28.330869        198,210.4588
01/01/2014 to 12/31/2014         28.330869          29.256807        173,648.5171
01/01/2015 to 12/31/2015         29.256807          28.194523        151,986.8600
01/01/2016 to 04/29/2016         28.194523          29.041900              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         29.952433          31.073820         23,524.9894
01/01/2017 to 12/31/2017         31.073820          33.056943         23,603.5965
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.797967          12.384163          1,655.1224
01/01/2011 to 12/31/2011         12.384163          12.622049         10,678.0523
01/01/2012 to 12/31/2012         12.622049          13.857398          9,824.2952
01/01/2013 to 12/31/2013         13.857398          13.843687         39,725.1456
01/01/2014 to 12/31/2014         13.843687          14.243449         61,854.0269
01/01/2015 to 12/31/2015         14.243449          13.826900         57,803.0190
01/01/2016 to 04/29/2016         13.826900          14.165112              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.377312          16.046974          4,057.3252
01/01/2009 to 12/31/2009         16.046974          16.453082          2,966.3700
01/01/2010 to 12/31/2010         16.453082          17.098382          2,977.7233
01/01/2011 to 12/31/2011         17.098382          17.731455         24,197.1499
01/01/2012 to 12/31/2012         17.731455          17.998404         23,974.6070
01/01/2013 to 12/31/2013         17.998404          17.569928         23,388.1278
01/01/2014 to 12/31/2014         17.569928          17.749720         19,596.7357
01/01/2015 to 12/31/2015         17.749720          17.539143         20,334.1059
01/01/2016 to 12/31/2016         17.539143          17.454474          2,551.7587
01/01/2017 to 12/31/2017         17.454474          17.483498          2,536.8275

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.203841          10.541615           59,524.5328
01/01/2013 to 12/31/2013         10.541615          11.536399           36,221.8575
01/01/2014 to 12/31/2014         11.536399          12.193645           33,023.3202
01/01/2015 to 12/31/2015         12.193645          12.075643           38,758.8824
01/01/2016 to 12/31/2016         12.075643          12.317477           43,303.7354
01/01/2017 to 12/31/2017         12.317477          13.780252           43,967.8594
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332                0.0000
01/01/2015 to 12/31/2015          1.039332           1.013279            6,112.7026
01/01/2016 to 12/31/2016          1.013279           1.017598           29,346.1489
01/01/2017 to 12/31/2017          1.017598           1.157180           27,361.3510
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008301           7.004420          955,843.4372
01/01/2009 to 12/31/2009          7.004420           8.919228        1,905,797.4800
01/01/2010 to 12/31/2010          8.919228           9.850085        1,947,629.4852
01/01/2011 to 12/31/2011          9.850085           9.492567        1,976,358.8441
01/01/2012 to 12/31/2012          9.492567          10.610225        1,971,182.3490
01/01/2013 to 12/31/2013         10.610225          12.383129        1,826,285.4143
01/01/2014 to 12/31/2014         12.383129          12.930227        1,710,865.2948
01/01/2015 to 12/31/2015         12.930227          12.641528        1,620,524.8038
01/01/2016 to 12/31/2016         12.641528          13.419198        1,517,455.7686
01/01/2017 to 12/31/2017         13.419198          15.440724        1,353,948.3154
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998301           6.353235        1,496,398.9647
01/01/2009 to 12/31/2009          6.353235           8.384885        2,286,129.1700
01/01/2010 to 12/31/2010          8.384885           9.369155        2,817,663.2734
01/01/2011 to 12/31/2011          9.369155           8.788721        2,687,079.2258
01/01/2012 to 12/31/2012          8.788721          10.051050        2,463,887.8125
01/01/2013 to 12/31/2013         10.051050          12.381326        2,290,343.0820
01/01/2014 to 12/31/2014         12.381326          12.969620        2,373,454.5448
01/01/2015 to 12/31/2015         12.969620          12.673624        2,329,429.6381
01/01/2016 to 12/31/2016         12.673624          13.596634        2,212,877.2558
01/01/2017 to 12/31/2017         13.596634          16.245957        2,081,095.9113
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988302           5.753720          146,286.6549
01/01/2009 to 12/31/2009          5.753720           7.868382          346,028.4400
01/01/2010 to 12/31/2010          7.868382           9.167241          314,921.7158
01/01/2011 to 12/31/2011          9.167241           8.611175          311,322.9060
01/01/2012 to 12/31/2012          8.611175           9.954287          272,023.2623
01/01/2013 to 12/31/2013          9.954287          12.720561          231,132.7579
01/01/2014 to 12/31/2014         12.720561          13.549906          203,750.2118
01/01/2015 to 12/31/2015         13.549906          14.207554          217,568.4659
01/01/2016 to 12/31/2016         14.207554          15.261949          204,388.1148
01/01/2017 to 12/31/2017         15.261949          19.220902          194,153.9132
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018301           7.677443        1,127,576.6519
01/01/2009 to 12/31/2009          7.677443           9.327990        1,859,549.7100
01/01/2010 to 12/31/2010          9.327990          10.094473        1,926,725.3738
01/01/2011 to 12/31/2011         10.094473           9.958552        1,676,503.4235
01/01/2012 to 12/31/2012          9.958552          10.867339        1,398,534.9254
01/01/2013 to 12/31/2013         10.867339          12.146937        1,226,806.7707
01/01/2014 to 12/31/2014         12.146937          12.689029        1,179,823.5161
01/01/2015 to 12/31/2015         12.689029          12.403158        1,070,932.1847
01/01/2016 to 12/31/2016         12.403158          13.068866          996,034.0864
01/01/2017 to 12/31/2017         13.068866          14.536774          949,737.0016
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.136121          11.531416           68,110.7451
01/01/2013 to 12/31/2013         11.531416          10.969004           58,404.6156
01/01/2014 to 12/31/2014         10.969004          11.232053           55,291.4275
01/01/2015 to 12/31/2015         11.232053          10.000546           67,078.1874
01/01/2016 to 12/31/2016         10.000546          10.729114           53,338.3476
01/01/2017 to 12/31/2017         10.729114          11.600119           66,174.6959
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.959161          10.271320           75,800.2199
01/01/2013 to 12/31/2013         10.271320          11.155889          159,477.3147
01/01/2014 to 12/31/2014         11.155889          11.634125          274,070.3383
01/01/2015 to 12/31/2015         11.634125          11.442731          320,626.0907
01/01/2016 to 12/31/2016         11.442731          11.766019          295,178.6529
01/01/2017 to 12/31/2017         11.766019          13.127394          285,601.9843
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.521641          12.346921            1,050.4642
01/01/2009 to 12/31/2009         12.346921          17.828224           62,347.0700
01/01/2010 to 12/31/2010         17.828224          20.322814           96,853.0405
01/01/2011 to 12/31/2011         20.322814          20.480040           37,350.0527
01/01/2012 to 12/31/2012         20.480040          23.499166           36,230.1210
01/01/2013 to 12/31/2013         23.499166          25.297280           38,151.8512
01/01/2014 to 12/31/2014         25.297280          25.728991           38,934.9059
01/01/2015 to 12/31/2015         25.728991          24.307983           37,720.4638
01/01/2016 to 12/31/2016         24.307983          27.279691           33,782.7707
01/01/2017 to 12/31/2017         27.279691          28.945569           33,032.5561
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.169061           7.674018        1,535,912.6750
01/01/2009 to 12/31/2009          7.674018          10.022737        1,400,066.7100
01/01/2010 to 12/31/2010         10.022737          11.497114        1,364,615.6660
01/01/2011 to 12/31/2011         11.497114          10.666773          936,437.0345
01/01/2012 to 12/31/2012         10.666773          12.260127          839,062.7299
01/01/2013 to 12/31/2013         12.260127          15.633590          777,351.3200
01/01/2014 to 12/31/2014         15.633590          16.176434          616,866.3906
01/01/2015 to 12/31/2015         16.176434          15.607765          583,894.4452
01/01/2016 to 12/31/2016         15.607765          16.747474          441,936.2983
01/01/2017 to 12/31/2017         16.747474          20.272653          365,582.4979
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.986072          10.438856           23,487.6249
01/01/2013 to 12/31/2013         10.438856          11.754454           95,553.5466
01/01/2014 to 12/31/2014         11.754454          12.690330           99,759.8163
01/01/2015 to 12/31/2015         12.690330          11.984397          111,978.5674
01/01/2016 to 12/31/2016         11.984397          12.787154          120,705.2240
01/01/2017 to 12/31/2017         12.787154          14.899302          161,345.4977
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.250907          11.919451        361,320.7979
01/01/2009 to 12/31/2009         11.919451          14.840417        328,782.6600
01/01/2010 to 12/31/2010         14.840417          17.519779        289,746.7062
01/01/2011 to 12/31/2011         17.519779          15.700881        254,413.5291
01/01/2012 to 12/31/2012         15.700881          18.238666        230,462.4788
01/01/2013 to 12/31/2013         18.238666          23.785204        174,443.6760
01/01/2014 to 12/31/2014         23.785204          23.821107        149,731.4938
01/01/2015 to 12/31/2015         23.821107          22.186163        133,505.4402
01/01/2016 to 12/31/2016         22.186163          28.672749        113,365.0930
01/01/2017 to 12/31/2017         28.672749          31.536022         99,877.5779
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.080259           6.164667        364,125.2526
01/01/2009 to 12/31/2009          6.164667          10.254869        410,476.1700
01/01/2010 to 12/31/2010         10.254869          12.485909        410,275.0363
01/01/2011 to 12/31/2011         12.485909           9.994683        382,555.7221
01/01/2012 to 12/31/2012          9.994683          11.699610        353,069.8090
01/01/2013 to 12/31/2013         11.699610          10.945850        349,212.7922
01/01/2014 to 12/31/2014         10.945850          10.074676        351,407.3540
01/01/2015 to 12/31/2015         10.074676           8.549479        329,244.9945
01/01/2016 to 12/31/2016          8.549479           9.386232        321,890.1046
01/01/2017 to 12/31/2017          9.386232          11.860450        296,884.3920
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997877          10.212345          6,039.9426
01/01/2011 to 12/31/2011         10.212345          10.257514         24,923.2211
01/01/2012 to 12/31/2012         10.257514          10.839267         27,652.8566
01/01/2013 to 12/31/2013         10.839267          11.081973         55,509.9936
01/01/2014 to 12/31/2014         11.081973          10.991845         39,286.8888
01/01/2015 to 12/31/2015         10.991845          10.732412         23,001.0540
01/01/2016 to 12/31/2016         10.732412          11.546814         28,168.9663
01/01/2017 to 12/31/2017         11.546814          11.787800         45,641.6728
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987878           9.757096         91,632.1430
01/01/2012 to 12/31/2012          9.757096          10.028733         72,506.4837
01/01/2013 to 12/31/2013         10.028733           9.989104         87,393.6539
01/01/2014 to 12/31/2014          9.989104           9.939505        114,407.0595
01/01/2015 to 12/31/2015          9.939505           9.725711        141,187.0018
01/01/2016 to 12/31/2016          9.725711           9.876187        127,237.9959
01/01/2017 to 12/31/2017          9.876187           9.854197        103,555.3539
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.998301          10.886207              0.0000
01/01/2010 to 12/31/2010         10.886207          12.170430          5,950.1434
01/01/2011 to 12/31/2011         12.170430          11.943992         11,007.6424
01/01/2012 to 12/31/2012         11.943992          13.439500          9,315.4374
01/01/2013 to 12/31/2013         13.439500          13.370076         11,030.7084
01/01/2014 to 12/31/2014         13.370076          13.314584          9,066.3898
01/01/2015 to 12/31/2015         13.314584          12.564443          7,805.2144
01/01/2016 to 12/31/2016         12.564443          12.479398          8,287.2487
01/01/2017 to 12/31/2017         12.479398          12.305169          8,950.5226
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.212180           9.310030         272,766.8610
01/01/2009 to 12/31/2009           9.310030          12.350911         276,749.2300
01/01/2010 to 12/31/2010          12.350911          14.119798         240,895.6367
01/01/2011 to 12/31/2011          14.119798          13.126372         230,365.7004
01/01/2012 to 12/31/2012          13.126372          16.282280         207,750.3041
01/01/2013 to 12/31/2013          16.282280          16.600277         202,112.5575
01/01/2014 to 12/31/2014          16.600277          18.513524         214,136.9059
01/01/2015 to 12/31/2015          18.513524          17.973286         159,397.7474
01/01/2016 to 12/31/2016          17.973286          17.851529         152,235.4231
01/01/2017 to 12/31/2017          17.851529          19.466494         143,587.6600
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.775812           4.666062       1,000,363.5154
01/01/2009 to 12/31/2009           4.666062           6.108653         926,110.6800
01/01/2010 to 12/31/2010           6.108653           7.445477         792,115.7498
01/01/2011 to 12/31/2011           7.445477           7.569276         987,716.1050
01/01/2012 to 12/31/2012           7.569276           8.831514         889,674.6582
01/01/2013 to 12/31/2013           8.831514          12.661135         775,042.2623
01/01/2014 to 12/31/2014          12.661135          14.821679         715,108.2165
01/01/2015 to 12/31/2015          14.821679          14.004631         644,470.0476
01/01/2016 to 12/31/2016          14.004631          14.158857         590,531.9826
01/01/2017 to 12/31/2017          14.158857          16.508125         545,385.2763
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         144.950960         148.918147               0.0000
01/01/2011 to 12/31/2011         148.918147         135.568725             295.6237
01/01/2012 to 12/31/2012         135.568725         163.525609           1,460.4416
01/01/2013 to 12/31/2013         163.525609         207.359268           4,776.4480
01/01/2014 to 04/25/2014         207.359268         215.822643               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.327747           4.614768         397,019.5508
01/01/2009 to 12/31/2009           4.614768           6.269067         404,485.0000
01/01/2010 to 12/31/2010           6.269067           6.625444         357,682.8321
01/01/2011 to 04/29/2011           6.625444           7.041458               0.0000
--------------------------       ----------         ----------       --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          15.323863           9.644499         240,041.7492
01/01/2009 to 12/31/2009           9.644499          12.563686         157,907.5200
01/01/2010 to 12/31/2010          12.563686          15.368239         124,562.1973
01/01/2011 to 12/31/2011          15.368239          14.180003         106,829.9427
01/01/2012 to 12/31/2012          14.180003          16.490228         101,588.8933
01/01/2013 to 12/31/2013          16.490228          21.538023          69,225.0241
01/01/2014 to 12/31/2014          21.538023          24.012189          63,894.6203
01/01/2015 to 12/31/2015          24.012189          21.486918          69,446.3544
01/01/2016 to 12/31/2016          21.486918          23.945575          60,080.9011
01/01/2017 to 12/31/2017          23.945575          26.122399          55,763.7360
--------------------------       ----------         ----------       --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.316263          11.242663          424,126.3200
01/01/2009 to 12/31/2009         11.242663          17.165018          373,920.8600
01/01/2010 to 12/31/2010         17.165018          19.676322          339,146.0570
01/01/2011 to 12/31/2011         19.676322          16.612290          288,623.6657
01/01/2012 to 12/31/2012         16.612290          21.139984          261,418.3372
01/01/2013 to 12/31/2013         21.139984          27.161345          221,913.1567
01/01/2014 to 12/31/2014         27.161345          25.195123          219,997.1759
01/01/2015 to 12/31/2015         25.195123          23.685785          210,970.6702
01/01/2016 to 12/31/2016         23.685785          25.228651          192,959.7392
01/01/2017 to 12/31/2017         25.228651          32.400661          164,354.3281
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910          788,059.5045
01/01/2013 to 12/31/2013          1.046910           1.049991        1,179,380.9298
01/01/2014 to 12/31/2014          1.049991           1.091538        1,051,686.1128
01/01/2015 to 12/31/2015          1.091538           1.029557          959,575.7660
01/01/2016 to 12/31/2016          1.029557           1.132497        1,005,659.1375
01/01/2017 to 12/31/2017          1.132497           1.226643          927,315.1216
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.480694           7.244190          268,990.4271
01/01/2009 to 12/31/2009          7.244190           9.028080          248,012.0600
01/01/2010 to 12/31/2010          9.028080          10.209672          304,913.0645
01/01/2011 to 12/31/2011         10.209672           9.903871          259,017.2604
01/01/2012 to 12/31/2012          9.903871          11.548197          212,872.4303
01/01/2013 to 12/31/2013         11.548197          15.394522          214,901.5361
01/01/2014 to 12/31/2014         15.394522          16.569280          202,506.1390
01/01/2015 to 12/31/2015         16.569280          15.340294          213,583.0685
01/01/2016 to 12/31/2016         15.340294          17.717108          140,193.5097
01/01/2017 to 12/31/2017         17.717108          20.589148          126,187.8704
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.882719           9.581346          412,600.5895
01/01/2009 to 12/31/2009          9.581346          12.624541          386,283.9800
01/01/2010 to 12/31/2010         12.624541          15.685173          333,357.9880
01/01/2011 to 12/31/2011         15.685173          15.277443          288,892.2802
01/01/2012 to 12/31/2012         15.277443          17.783449          247,602.7989
01/01/2013 to 12/31/2013         17.783449          24.544872          220,633.8197
01/01/2014 to 12/31/2014         24.544872          26.079209          191,304.8335
01/01/2015 to 12/31/2015         26.079209          25.239059          178,301.6002
01/01/2016 to 12/31/2016         25.239059          27.692495          174,581.0684
01/01/2017 to 12/31/2017         27.692495          34.175313          158,417.3426
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.148910          10.594613          121,503.5234
01/01/2014 to 12/31/2014         10.594613          10.962847          116,800.1888
01/01/2015 to 12/31/2015         10.962847          10.846366          208,060.2342
01/01/2016 to 12/31/2016         10.846366          10.917691          145,052.4697
01/01/2017 to 12/31/2017         10.917691          11.106234          148,028.6966
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038300           8.943139           46,839.5498
01/01/2009 to 12/31/2009          8.943139           9.873009          112,898.9900
01/01/2010 to 12/31/2010          9.873009          10.314243          153,300.1883
01/01/2011 to 12/31/2011         10.314243          10.743934          219,344.8366
01/01/2012 to 12/31/2012         10.743934          11.097843          138,170.4775
01/01/2013 to 04/26/2013         11.097843          11.069111                0.0000
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         62,070.5999
01/01/2013 to 12/31/2013          1.048954           1.146295        222,261.1257
01/01/2014 to 12/31/2014          1.146295           1.207398        335,719.4931
01/01/2015 to 12/31/2015          1.207398           1.199459        839,723.9710
01/01/2016 to 12/31/2016          1.199459           1.215296        757,334.5545
01/01/2017 to 12/31/2017          1.215296           1.395985        652,750.5901
--------------------------        --------           --------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.001983           7.775588        169,321.2558
01/01/2009 to 12/31/2009          7.775588          10.781012        149,217.3400
01/01/2010 to 12/31/2010         10.781012          12.952026        136,322.4111
01/01/2011 to 12/31/2011         12.952026          12.564113        141,859.5060
01/01/2012 to 12/31/2012         12.564113          14.464335        110,727.3157
01/01/2013 to 12/31/2013         14.464335          16.681271         87,614.5439
01/01/2014 to 12/31/2014         16.681271          16.994178         66,555.7148
01/01/2015 to 12/31/2015         16.994178          16.938228         70,571.5679
01/01/2016 to 12/31/2016         16.938228          17.474437         61,542.4059
01/01/2017 to 12/31/2017         17.474437          21.158598         56,754.8541
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041              0.0000
01/01/2014 to 12/31/2014          1.127041           1.212477         65,724.1605
01/01/2015 to 12/31/2015          1.212477           1.179361        356,048.5468
01/01/2016 to 12/31/2016          1.179361           1.211868        289,307.3554
01/01/2017 to 12/31/2017          1.211868           1.378757        308,261.1273
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.753236          10.079197        596,720.4093
01/01/2009 to 12/31/2009         10.079197          13.063369        540,968.0700
01/01/2010 to 12/31/2010         13.063369          14.336647        491,102.2681
01/01/2011 to 12/31/2011         14.336647          12.610368        452,308.2946
01/01/2012 to 12/31/2012         12.610368          14.497083        418,999.9565
01/01/2013 to 12/31/2013         14.497083          17.025678        363,367.1525
01/01/2014 to 12/31/2014         17.025678          15.598789        330,191.4479
01/01/2015 to 12/31/2015         15.598789          15.086420        306,172.7989
01/01/2016 to 12/31/2016         15.086420          14.724356        294,860.3479
01/01/2017 to 12/31/2017         14.724356          18.580583        256,382.9504
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516              0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815              0.0000
01/01/2016 to 12/31/2016          0.962815           1.053457              0.0000
01/01/2017 to 12/31/2017          1.053457           1.167975              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.045226          11.042431        384,673.7109
01/01/2009 to 12/31/2009         11.042431          12.834995        462,144.7100
01/01/2010 to 12/31/2010         12.834995          13.618440        474,352.0973
01/01/2011 to 12/31/2011         13.618440          14.903492        444,779.5970
01/01/2012 to 12/31/2012         14.903492          16.013001        422,754.5344
01/01/2013 to 12/31/2013         16.013001          14.304314        328,697.5153
01/01/2014 to 12/31/2014         14.304314          14.491787        288,900.9516
01/01/2015 to 12/31/2015         14.491787          13.825127        255,596.5978
01/01/2016 to 12/31/2016         13.825127          14.290930        238,717.0241
01/01/2017 to 12/31/2017         14.290930          14.559693        234,212.3216
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.191600          13.041402       1,126,122.6669
01/01/2009 to 12/31/2009         13.041402          15.155905       1,338,326.3400
01/01/2010 to 12/31/2010         15.155905          16.142116       1,292,032.1519
01/01/2011 to 12/31/2011         16.142116          16.398294       1,192,865.4435
01/01/2012 to 12/31/2012         16.398294          17.641576       1,145,734.6700
01/01/2013 to 12/31/2013         17.641576          17.037533       1,046,588.4881
01/01/2014 to 12/31/2014         17.037533          17.478695         876,449.6340
01/01/2015 to 12/31/2015         17.478695          17.210733         741,494.2528
01/01/2016 to 12/31/2016         17.210733          17.388274         669,148.9329
01/01/2017 to 12/31/2017         17.388274          17.892139         626,467.2323
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.756296          10.911620           6,476.7238
01/01/2013 to 12/31/2013         10.911620          10.258227               0.0000
01/01/2014 to 12/31/2014         10.258227          10.863707             786.7459
01/01/2015 to 12/31/2015         10.863707          10.742623           9,706.4907
01/01/2016 to 12/31/2016         10.742623          10.716734          31,806.4985
01/01/2017 to 12/31/2017         10.716734          10.826700          25,240.6615
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215677          10.741899           2,754.7806
01/01/2014 to 12/31/2014         10.741899          11.490620           7,922.8233
01/01/2015 to 12/31/2015         11.490620          11.172311          37,538.5190
01/01/2016 to 12/31/2016         11.172311          11.502747          33,805.7209
01/01/2017 to 12/31/2017         11.502747          13.191944          48,216.7330
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048         102,507.6832
01/01/2013 to 12/31/2013          1.067048           1.156866          90,431.3613
01/01/2014 to 12/31/2014          1.156866           1.227228         121,820.1471
01/01/2015 to 12/31/2015          1.227228           1.197730         123,211.9457
01/01/2016 to 12/31/2016          1.197730           1.245977          67,341.1600
01/01/2017 to 12/31/2017          1.245977           1.402257         107,261.9947
--------------------------       ---------          ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.366070           8.529438         115,046.5345
01/01/2009 to 12/31/2009          8.529438          10.488347         232,249.8700
01/01/2010 to 12/31/2010         10.488347          11.591023         287,201.3153
01/01/2011 to 12/31/2011         11.591023          11.534218         240,756.1157
01/01/2012 to 12/31/2012         11.534218          12.814640         200,506.0584
01/01/2013 to 12/31/2013         12.814640          14.249194         159,708.6713
01/01/2014 to 12/31/2014         14.249194          14.845443         154,433.3538
01/01/2015 to 12/31/2015         14.845443          14.330148         146,640.4199
01/01/2016 to 12/31/2016         14.330148          14.925871         145,163.9856
01/01/2017 to 12/31/2017         14.925871          17.027833         142,874.3445
--------------------------       ---------          ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.746225           7.819791          35,040.3316
01/01/2009 to 12/31/2009          7.819791           9.940016          78,382.7900
01/01/2010 to 12/31/2010          9.940016          11.172483         207,630.6194
01/01/2011 to 12/31/2011         11.172483          10.766774         210,262.8165
01/01/2012 to 12/31/2012         10.766774          12.193838         170,007.8619
01/01/2013 to 12/31/2013         12.193838          14.176143         116,431.9234
01/01/2014 to 12/31/2014         14.176143          14.708912         157,390.2312
01/01/2015 to 12/31/2015         14.708912          14.147975         147,543.4499
01/01/2016 to 12/31/2016         14.147975          14.888720         136,682.0295
01/01/2017 to 12/31/2017         14.888720          17.539128         129,931.3714
--------------------------       ---------          ---------       --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.377185          35.967814        411,273.3121
01/01/2009 to 12/31/2009         35.967814          41.928431        395,436.6000
01/01/2010 to 12/31/2010         41.928431          48.309957        368,915.5742
01/01/2011 to 12/31/2011         48.309957          45.660800        327,734.0317
01/01/2012 to 12/31/2012         45.660800          53.037202        287,622.0925
01/01/2013 to 12/31/2013         53.037202          69.859904        250,679.3885
01/01/2014 to 12/31/2014         69.859904          77.920551        217,560.0163
01/01/2015 to 12/31/2015         77.920551          73.970867        198,848.7158
01/01/2016 to 12/31/2016         73.970867          84.445625        176,562.6328
01/01/2017 to 12/31/2017         84.445625          97.243166        152,568.6868
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.668240           5.735290        573,694.3598
01/01/2009 to 12/31/2009          5.735290           8.214937        597,489.2400
01/01/2010 to 12/31/2010          8.214937          10.327880        562,329.8372
01/01/2011 to 12/31/2011         10.327880          10.001799        503,082.1328
01/01/2012 to 12/31/2012         10.001799          11.194572        449,918.8428
01/01/2013 to 12/31/2013         11.194572          15.054336        415,092.9530
01/01/2014 to 12/31/2014         15.054336          16.716356        319,662.6802
01/01/2015 to 12/31/2015         16.716356          17.557671        298,017.7516
01/01/2016 to 12/31/2016         17.557671          18.362182        262,004.1965
01/01/2017 to 12/31/2017         18.362182          22.554323        226,444.5551
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         25.142312          16.548422        294,989.3528
01/01/2009 to 12/31/2009         16.548422          20.617392        284,413.5500
01/01/2010 to 12/31/2010         20.617392          25.482748        252,852.3917
01/01/2011 to 12/31/2011         25.482748          24.163669        228,905.9807
01/01/2012 to 12/31/2012         24.163669          27.286655        206,980.4171
01/01/2013 to 12/31/2013         27.286655          35.009194        181,363.9431
01/01/2014 to 12/31/2014         35.009194          37.794846        163,192.9543
01/01/2015 to 12/31/2015         37.794846          33.871234        148,129.3582
01/01/2016 to 12/31/2016         33.871234          38.520988        136,330.0587
01/01/2017 to 12/31/2017         38.520988          41.524031        118,601.9097
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.935607          15.277449        192,488.4935
01/01/2014 to 12/31/2014         15.277449          14.539548        187,807.2959
01/01/2015 to 12/31/2015         14.539548          14.005246        184,856.7534
01/01/2016 to 12/31/2016         14.005246          14.486334        177,379.1753
01/01/2017 to 12/31/2017         14.486334          19.240928        149,799.6535
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088298           6.048679         88,636.9687
01/01/2009 to 12/31/2009          6.048679           8.490229        253,027.1900
01/01/2010 to 12/31/2010          8.490229           8.935936        251,717.4143
01/01/2011 to 12/31/2011          8.935936           7.541827        255,756.1243
01/01/2012 to 12/31/2012          7.541827           8.720379        229,064.7049
01/01/2013 to 04/26/2013          8.720379           9.039946              0.0000
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.618348          10.726329         2,284,101.6264
01/01/2009 to 12/31/2009         10.726329          10.588094         1,525,154.2500
01/01/2010 to 12/31/2010         10.588094          10.425239         1,205,546.9615
01/01/2011 to 12/31/2011         10.425239          10.265326           942,625.3766
01/01/2012 to 12/31/2012         10.265326          10.106578         1,086,706.2707
01/01/2013 to 12/31/2013         10.106578           9.951130           792,241.1538
01/01/2014 to 12/31/2014          9.951130           9.798073           728,579.0273
01/01/2015 to 12/31/2015          9.798073           9.647370           553,699.2579
01/01/2016 to 12/31/2016          9.647370           9.509638           430,954.4504
01/01/2017 to 12/31/2017          9.509638           9.423196           360,244.4225
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.760325          14.018688             3,221.2296
01/01/2015 to 12/31/2015         14.018688          13.722248            56,458.9711
01/01/2016 to 12/31/2016         13.722248          14.123267            17,776.6578
01/01/2017 to 12/31/2017         14.123267          14.870691            14,399.9895
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.600009           9.062519         2,159,486.8389
01/01/2009 to 12/31/2009          9.062519          10.967254         2,497,299.8200
01/01/2010 to 12/31/2010         10.967254          11.975937         2,177,429.4981
01/01/2011 to 12/31/2011         11.975937          12.001477         2,115,155.9229
01/01/2012 to 12/31/2012         12.001477          13.105255         2,297,530.1270
01/01/2013 to 12/31/2013         13.105255          14.075290         1,879,942.8260
01/01/2014 to 04/25/2014         14.075290          14.184385                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.096278           8.763057         3,598,191.9541
01/01/2009 to 12/31/2009          8.763057          10.879096         3,979,307.5900
01/01/2010 to 12/31/2010         10.879096          12.040052         3,901,048.6063
01/01/2011 to 12/31/2011         12.040052          11.841405         3,935,094.1230
01/01/2012 to 12/31/2012         11.841405          13.103329         3,530,442.6122
01/01/2013 to 12/31/2013         13.103329          14.737182         3,171,181.0548
01/01/2014 to 04/25/2014         14.737182          14.795444                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.356889          14.743659         4,407,926.8676
01/01/2015 to 12/31/2015         14.743659          14.361077         3,810,842.1741
01/01/2016 to 12/31/2016         14.361077          15.001028         3,360,808.9284
01/01/2017 to 12/31/2017         15.001028          16.342905         2,950,443.7891
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.481300           8.364141        10,849,770.5766
01/01/2009 to 12/31/2009          8.364141          10.569112        10,269,763.0200
01/01/2010 to 12/31/2010         10.569112          11.820410         9,751,532.9934
01/01/2011 to 12/31/2011         11.820410          11.440794         9,159,590.7551
01/01/2012 to 12/31/2012         11.440794          12.833143         8,345,063.0100
01/01/2013 to 12/31/2013         12.833143          15.089511         7,600,157.5873
01/01/2014 to 04/25/2014         15.089511          15.103578                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.764283          15.276918         7,087,722.8999
01/01/2015 to 12/31/2015         15.276918          14.851241         6,334,125.1094
01/01/2016 to 12/31/2016         14.851241          15.661820         5,563,139.0912
01/01/2017 to 12/31/2017         15.661820          17.693422         4,920,385.3592
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.137431           8.036651        12,124,140.4414
01/01/2009 to 12/31/2009          8.036651          10.294738        11,480,758.2200
01/01/2010 to 12/31/2010         10.294738          11.706585        11,011,636.7263
01/01/2011 to 12/31/2011         11.706585          11.080407        10,438,656.6604
01/01/2012 to 12/31/2012         11.080407          12.624065         9,999,961.7509
01/01/2013 to 12/31/2013         12.624065          15.651096        10,020,906.3295
01/01/2014 to 04/25/2014         15.651096          15.580490                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998301           7.026370           586,127.7145
01/01/2009 to 12/31/2009          7.026370           8.893585           877,303.5700
01/01/2010 to 12/31/2010          8.893585           9.636546         1,095,803.9949
01/01/2011 to 12/31/2011          9.636546           9.321590           950,200.6864
01/01/2012 to 12/31/2012          9.321590          10.657275           978,490.6907
01/01/2013 to 04/26/2013         10.657275          11.467659                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.737691          15.337387         9,384,594.2136
01/01/2015 to 12/31/2015         15.337387          14.845337         8,521,779.2866
01/01/2016 to 12/31/2016         14.845337          15.806947         7,598,153.7707
01/01/2017 to 12/31/2017         15.806947          18.546910         6,580,122.1484
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.407030           8.701509           297,363.5059
01/01/2009 to 12/31/2009          8.701509          12.097394           272,777.0400
01/01/2010 to 12/31/2010         12.097394          13.669557           225,373.0875
01/01/2011 to 12/31/2011         13.669557          14.333336           234,294.1868
01/01/2012 to 12/31/2012         14.333336          15.746118           196,773.5114
01/01/2013 to 12/31/2013         15.746118          21.164392           184,312.5602
01/01/2014 to 12/31/2014         21.164392          21.187694           151,309.0082
01/01/2015 to 12/31/2015         21.187694          18.845513           135,193.3847
01/01/2016 to 12/31/2016         18.845513          22.758926           122,700.7838
01/01/2017 to 12/31/2017         22.758926          25.219918           105,549.1091
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.065301          10.133319                 0.0000
01/01/2009 to 12/31/2009         10.133319          14.239504                 0.0000
01/01/2010 to 12/31/2010         14.239504          17.187816             3,017.5166
01/01/2011 to 12/31/2011         17.187816          14.173361             5,191.3554
01/01/2012 to 12/31/2012         14.173361          16.452693             5,247.6354
01/01/2013 to 12/31/2013         16.452693          20.671154             8,103.1670
01/01/2014 to 12/31/2014         20.671154          18.990638             6,421.8870
01/01/2015 to 12/31/2015         18.990638          19.774671             6,500.9857
01/01/2016 to 12/31/2016         19.774671          20.604970             9,604.4152
01/01/2017 to 12/31/2017         20.604970          26.466362             6,915.4402
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.501097          22.879860           26,723.1681
01/01/2017 to 12/31/2017         22.879860          26.766501           33,446.5316
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         13.094754          16.037793           61,906.1300
01/01/2010 to 12/31/2010         16.037793          18.306978           42,135.0744
01/01/2011 to 12/31/2011         18.306978          17.147741           35,679.2868
01/01/2012 to 12/31/2012         17.147741          18.634623           34,442.5326
01/01/2013 to 12/31/2013         18.634623          24.350383           36,693.2866
01/01/2014 to 12/31/2014         24.350383          26.596808           25,881.8827
01/01/2015 to 12/31/2015         26.596808          26.122100           23,287.7644
01/01/2016 to 04/29/2016         26.122100          26.272271                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.880819           8.870125        1,234,431.6681
01/01/2009 to 12/31/2009          8.870125          11.513436        1,195,568.3200
01/01/2010 to 12/31/2010         11.513436          12.676051        1,115,707.0529
01/01/2011 to 12/31/2011         12.676051          11.959860        1,027,299.5651
01/01/2012 to 12/31/2012         11.959860          13.270583          935,096.9332
01/01/2013 to 12/31/2013         13.270583          17.447529          772,027.7312
01/01/2014 to 12/31/2014         17.447529          18.973811          645,530.0514
01/01/2015 to 12/31/2015         18.973811          19.105426          559,895.7047
01/01/2016 to 12/31/2016         19.105426          20.157035          504,086.0079
01/01/2017 to 12/31/2017         20.157035          23.603074          436,906.2357
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.819915          17.648988           63,399.9737
01/01/2014 to 12/31/2014         17.648988          19.267510           45,332.7249
01/01/2015 to 12/31/2015         19.267510          19.465214           43,015.5202
01/01/2016 to 12/31/2016         19.465214          20.154346           41,501.3431
01/01/2017 to 12/31/2017         20.154346          24.793722           33,903.6783
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.543311           7.912081          166,760.8015
01/01/2009 to 12/31/2009          7.912081          11.464744          131,729.3500
01/01/2010 to 12/31/2010         11.464744          14.354847           75,894.6757
01/01/2011 to 12/31/2011         14.354847          13.079300           95,516.9448
01/01/2012 to 12/31/2012         13.079300          13.652250           81,391.2387
01/01/2013 to 04/26/2013         13.652250          14.724380                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.918182           8.070513          433,623.7697
01/01/2009 to 12/31/2009          8.070513          11.090236          363,240.7200
01/01/2010 to 12/31/2010         11.090236          12.155181          344,473.9317
01/01/2011 to 12/31/2011         12.155181          11.995148          324,999.5625
01/01/2012 to 12/31/2012         11.995148          13.646987          544,829.0387
01/01/2013 to 12/31/2013         13.646987          18.372896          462,359.5514
01/01/2014 to 12/31/2014         18.372896          19.672009          405,129.0160
01/01/2015 to 12/31/2015         19.672009          21.410904          349,058.0769
01/01/2016 to 12/31/2016         21.410904          21.054233          307,976.1702
01/01/2017 to 12/31/2017         21.054233          28.399643          254,753.3264
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.981362           5.718913        350,930.5917
01/01/2009 to 12/31/2009          5.718913           6.940210        194,389.4800
01/01/2010 to 12/31/2010          6.940210           7.884813        154,646.0355
01/01/2011 to 12/31/2011          7.884813           7.465675        218,057.8904
01/01/2012 to 12/31/2012          7.465675           8.281762        145,710.4554
01/01/2013 to 04/26/2013          8.281762           8.895884              0.0000
--------------------------        --------           --------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.214981           5.436980        679,472.6189
01/01/2009 to 12/31/2009          5.436980           7.692918        545,880.7200
01/01/2010 to 12/31/2010          7.692918           8.286415        492,118.1202
01/01/2011 to 12/31/2011          8.286415           8.046579        434,488.9432
01/01/2012 to 04/27/2012          8.046579           9.047954              0.0000
--------------------------       ---------           --------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         14.191970          14.675475          5,525.9400
01/01/2010 to 12/31/2010         14.675475          15.266288          8,220.3652
01/01/2011 to 12/31/2011         15.266288          16.106936         12,950.0858
01/01/2012 to 12/31/2012         16.106936          16.426112          9,286.0906
01/01/2013 to 12/31/2013         16.426112          15.757749         36,995.0079
01/01/2014 to 12/31/2014         15.757749          16.362498         40,853.4368
01/01/2015 to 12/31/2015         16.362498          16.101757         39,077.4757
01/01/2016 to 12/31/2016         16.101757          16.184897         10,074.0474
01/01/2017 to 12/31/2017         16.184897          16.404789          7,563.9887
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.934843          13.616598              0.0000
01/01/2010 to 12/31/2010         13.616598          16.882236          2,093.8174
01/01/2011 to 12/31/2011         16.882236          16.250831          6,628.1527
01/01/2012 to 12/31/2012         16.250831          18.762206          8,509.7577
01/01/2013 to 12/31/2013         18.762206          24.524407          8,608.0435
01/01/2014 to 12/31/2014         24.524407          26.371729         15,135.3832
01/01/2015 to 12/31/2015         26.371729          25.270873         11,757.7587
01/01/2016 to 12/31/2016         25.270873          29.879244         13,165.6258
01/01/2017 to 12/31/2017         29.879244          34.011526         12,324.0977
--------------------------       ---------          ---------        ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          9.084172          11.694698              0.0000
01/01/2010 to 12/31/2010         11.694698          12.408974          1,637.9808
01/01/2011 to 12/31/2011         12.408974          10.672477          1,743.8301
01/01/2012 to 12/31/2012         10.672477          12.392538              0.0000
01/01/2013 to 12/31/2013         12.392538          14.817713              0.0000
01/01/2014 to 12/31/2014         14.817713          13.666180          4,931.6370
01/01/2015 to 12/31/2015         13.666180          13.279593          5,692.6090
01/01/2016 to 12/31/2016         13.279593          13.202006          5,518.6401
01/01/2017 to 12/31/2017         13.202006          16.190161          4,169.8870
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.260792          13.846549              0.0000
01/01/2010 to 12/31/2010         13.846549          17.252923          4,759.2141
01/01/2011 to 12/31/2011         17.252923          16.252871          1,396.6129
01/01/2012 to 12/31/2012         16.252871          18.553158            458.4027
01/01/2013 to 12/31/2013         18.553158          25.231826          5,375.8055
01/01/2014 to 12/31/2014         25.231826          26.018865          7,576.8983
01/01/2015 to 12/31/2015         26.018865          24.456492         16,079.5753
01/01/2016 to 12/31/2016         24.456492          29.119298         14,442.7159
01/01/2017 to 12/31/2017         29.119298          32.772535         19,426.3391
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.635141           8.424388        216,440.5197
01/01/2009 to 12/31/2009          8.424388          10.446974        190,401.0500
01/01/2010 to 12/31/2010         10.446974          11.779268        168,592.6342
01/01/2011 to 12/31/2011         11.779268          11.790488        177,264.0412
01/01/2012 to 12/31/2012         11.790488          13.401926        146,636.0088
01/01/2013 to 12/31/2013         13.401926          17.382241         96,688.3209
01/01/2014 to 12/31/2014         17.382241          19.360613        110,598.1876
01/01/2015 to 12/31/2015         19.360613          19.240792        117,904.1059
01/01/2016 to 12/31/2016         19.240792          21.105509        135,333.5059
01/01/2017 to 12/31/2017         21.105509          25.199240        116,135.9234
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.482830          21.574246         97,607.7969
01/01/2014 to 12/31/2014         21.574246          23.486045         91,526.4498
01/01/2015 to 12/31/2015         23.486045          23.040527         79,534.8769
01/01/2016 to 12/31/2016         23.040527          25.883901        118,408.1360
01/01/2017 to 12/31/2017         25.883901          29.968084        103,876.3246
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           6.593315         37,172.7960
01/01/2009 to 12/31/2009          6.593315           8.107374        132,880.4000
01/01/2010 to 12/31/2010          8.107374           8.862691        172,740.9336
01/01/2011 to 12/31/2011          8.862691           8.678933        201,264.2905
01/01/2012 to 12/31/2012          8.678933           9.733885        173,253.4134
01/01/2013 to 04/26/2013          9.733885          10.657517              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.689669          24.563132         61,532.2303
01/01/2014 to 12/31/2014         24.563132          24.112658         55,751.6903
01/01/2015 to 12/31/2015         24.112658          23.832007         42,427.8436
01/01/2016 to 12/31/2016         23.832007          27.781792         32,872.7784
01/01/2017 to 12/31/2017         27.781792          31.592581         29,964.3658
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.537282           9.438452        122,521.4422
01/01/2009 to 12/31/2009          9.438452          12.709651        133,468.2100
01/01/2010 to 12/31/2010         12.709651          15.374940        133,230.1827
01/01/2011 to 12/31/2011         15.374940          14.340195        101,338.5884
01/01/2012 to 12/31/2012         14.340195          14.864760         84,563.8075
01/01/2013 to 04/26/2013         14.864760          16.109809              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.050592          21.507664        251,683.9892
01/01/2014 to 12/31/2014         21.507664          23.045926        246,563.2527
01/01/2015 to 12/31/2015         23.045926          25.076944        196,554.6495
01/01/2016 to 12/31/2016         25.076944          25.069466        204,086.7472
01/01/2017 to 12/31/2017         25.069466          32.948697        168,420.5147
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.336505           3.465479        368,809.9524
01/01/2009 to 12/31/2009          3.465479           5.424533        317,879.3700
01/01/2010 to 12/31/2010          5.424533           6.820134        320,664.4901
01/01/2011 to 12/31/2011          6.820134           6.050937        354,105.7174
01/01/2012 to 12/31/2012          6.050937           6.679328        280,696.4979
01/01/2013 to 04/26/2013          6.679328           6.981386              0.0000
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.618661          14.761175          6,395.6400
01/01/2010 to 12/31/2010         14.761175          18.752786          6,699.3213
01/01/2011 to 12/31/2011         18.752786          15.385924          7,572.2550
01/01/2012 to 12/31/2012         15.385924          15.538597          7,769.1703
01/01/2013 to 12/31/2013         15.538597          16.945060         15,135.0075
01/01/2014 to 12/31/2014         16.945060          13.543729         19,102.5613
01/01/2015 to 12/31/2015         13.543729           8.966866         22,620.1173
01/01/2016 to 12/31/2016          8.966866          12.690791         15,938.0666
01/01/2017 to 12/31/2017         12.690791          12.403550         17,378.9585
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.039245          30.090112        206,291.0521
01/01/2017 to 12/31/2017         30.090112          31.978866        182,847.5949
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.243149          15.421699        510,096.0497
01/01/2009 to 12/31/2009         15.421699          20.768373        486,629.5600
01/01/2010 to 12/31/2010         20.768373          23.100413        428,787.0772
01/01/2011 to 12/31/2011         23.100413          23.760160        363,408.0986
01/01/2012 to 12/31/2012         23.760160          26.421594        324,381.2024
01/01/2013 to 12/31/2013         26.421594          28.090996        292,012.0085
01/01/2014 to 12/31/2014         28.090996          28.994604        251,190.3341
01/01/2015 to 12/31/2015         28.994604          27.927877        223,421.9125
01/01/2016 to 04/29/2016         27.927877          28.762516              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         29.632173          30.731389         25,571.7670
01/01/2017 to 12/31/2017         30.731389          32.676377         25,369.2036
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         23.229967          24.376105          8,891.5389
01/01/2011 to 12/31/2011         24.376105          24.831966         16,152.9711
01/01/2012 to 12/31/2012         24.831966          27.248639         26,183.7495
01/01/2013 to 12/31/2013         27.248639          27.208078         34,966.6484
01/01/2014 to 12/31/2014         27.208078          27.979779         51,296.6141
01/01/2015 to 12/31/2015         27.979779          27.147941         36,587.9580
01/01/2016 to 04/29/2016         27.147941          27.807423              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.269782          15.933627          7,981.1337
01/01/2009 to 12/31/2009         15.933627          16.328707         46,000.8400
01/01/2010 to 12/31/2010         16.328707          16.960653         52,317.2259
01/01/2011 to 12/31/2011         16.960653          17.579867         17,883.7229
01/01/2012 to 12/31/2012         17.579867          17.835571         14,057.1652
01/01/2013 to 12/31/2013         17.835571          17.402272         11,054.6297
01/01/2014 to 12/31/2014         17.402272          17.571568          8,437.0857
01/01/2015 to 12/31/2015         17.571568          17.354429          7,964.1831
01/01/2016 to 12/31/2016         17.354429          17.262024          8,606.0275
01/01/2017 to 12/31/2017         17.262024          17.282114          8,606.5696

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.193556          10.523925         23,150.1404
01/01/2013 to 12/31/2013         10.523925          11.505530         36,296.3676
01/01/2014 to 12/31/2014         11.505530          12.148862         38,075.9934
01/01/2015 to 12/31/2015         12.148862          12.019266         29,361.1518
01/01/2016 to 12/31/2016         12.019266          12.247718         16,662.3762
01/01/2017 to 12/31/2017         12.247718          13.688555         15,409.8922
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568              0.0000
01/01/2016 to 12/31/2016          1.011568           1.014864          4,948.2984
01/01/2017 to 12/31/2017          1.014864           1.152921          5,065.5258
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008191           6.999592        262,018.3370
01/01/2009 to 12/31/2009          6.999592           8.904173        293,594.3300
01/01/2010 to 12/31/2010          8.904173           9.823637        437,715.0320
01/01/2011 to 12/31/2011          9.823637           9.457635        619,858.7223
01/01/2012 to 12/31/2012          9.457635          10.560561        527,047.5359
01/01/2013 to 12/31/2013         10.560561          12.312852        466,188.9874
01/01/2014 to 12/31/2014         12.312852          12.843992        437,931.4081
01/01/2015 to 12/31/2015         12.843992          12.544662        284,954.3788
01/01/2016 to 12/31/2016         12.544662          13.303065        273,602.2685
01/01/2017 to 12/31/2017         13.303065          15.291847        258,096.0554
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998192           6.348852        301,878.8158
01/01/2009 to 12/31/2009          6.348852           8.370726        348,859.9500
01/01/2010 to 12/31/2010          8.370726           9.343994        362,485.6331
01/01/2011 to 12/31/2011          9.343994           8.756372        392,835.4769
01/01/2012 to 12/31/2012          8.756372          10.003997        364,710.5667
01/01/2013 to 12/31/2013         10.003997          12.311051        282,300.6189
01/01/2014 to 12/31/2014         12.311051          12.883114        326,789.5242
01/01/2015 to 12/31/2015         12.883114          12.576505        281,746.2743
01/01/2016 to 12/31/2016         12.576505          13.478957        281,824.6894
01/01/2017 to 12/31/2017         13.478957          16.089308        271,525.8417
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988192           5.749746         25,049.8499
01/01/2009 to 12/31/2009          5.749746           7.855089        111,585.8100
01/01/2010 to 12/31/2010          7.855089           9.142614        112,723.6956
01/01/2011 to 12/31/2011          9.142614           8.579473         90,193.6176
01/01/2012 to 12/31/2012          8.579473           9.907680         98,695.1822
01/01/2013 to 12/31/2013          9.907680          12.648353         96,409.1616
01/01/2014 to 12/31/2014         12.648353          13.459522         97,023.6090
01/01/2015 to 12/31/2015         13.459522          14.098675         96,669.2036
01/01/2016 to 12/31/2016         14.098675          15.129855         91,521.5387
01/01/2017 to 12/31/2017         15.129855          19.035566         84,097.8843
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018191           7.672156          185,062.7327
01/01/2009 to 12/31/2009          7.672156           9.312251          227,932.0100
01/01/2010 to 12/31/2010          9.312251          10.067374          281,795.4560
01/01/2011 to 12/31/2011         10.067374           9.921913          303,799.5328
01/01/2012 to 12/31/2012          9.921913          10.816479          310,701.3148
01/01/2013 to 12/31/2013         10.816479          12.078006          130,408.4905
01/01/2014 to 12/31/2014         12.078006          12.604410          120,193.7737
01/01/2015 to 12/31/2015         12.604410          12.308127          100,673.4690
01/01/2016 to 12/31/2016         12.308127          12.955773           99,361.9973
01/01/2017 to 12/31/2017         12.955773          14.396619          103,335.5522
--------------------------       ---------          ---------          ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758           50,000.7473
01/01/2013 to 12/31/2013         11.511758          10.939356           48,950.7582
01/01/2014 to 12/31/2014         10.939356          11.190495           39,458.9681
01/01/2015 to 12/31/2015         11.190495           9.953575           30,963.8497
01/01/2016 to 12/31/2016          9.953575          10.668050           29,444.4631
01/01/2017 to 12/31/2017         10.668050          11.522604           34,378.6260
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082           40,627.4999
01/01/2013 to 12/31/2013         10.254082          11.126036           98,345.1228
01/01/2014 to 12/31/2014         11.126036          11.591394           97,126.7225
01/01/2015 to 12/31/2015         11.591394          11.389303           87,315.7295
01/01/2016 to 12/31/2016         11.389303          11.699377           83,224.0683
01/01/2017 to 12/31/2017         11.699377          13.040034           72,986.9899
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.329982          12.195423            2,261.7523
01/01/2009 to 12/31/2009         12.195423          17.591890           17,794.7400
01/01/2010 to 12/31/2010         17.591890          20.033380           46,153.6390
01/01/2011 to 12/31/2011         20.033380          20.168240           30,105.1747
01/01/2012 to 12/31/2012         20.168240          23.118155           34,319.3431
01/01/2013 to 12/31/2013         23.118155          24.862243           45,700.9973
01/01/2014 to 12/31/2014         24.862243          25.261255           44,085.8275
01/01/2015 to 12/31/2015         25.261255          23.842215           43,191.3720
01/01/2016 to 12/31/2016         23.842215          26.730246           40,508.2596
01/01/2017 to 12/31/2017         26.730246          28.334305           42,676.5208
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.127531           7.642126        1,877,780.8910
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
01/01/2016 to 12/31/2016         15.434431          16.544930          867,799.5647
01/01/2017 to 12/31/2017         16.544930          20.007527          795,664.1929
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.976006          10.421339           59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002          112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725          123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444          194,041.3172
01/01/2016 to 12/31/2016         11.928444          12.714734          163,790.0448
01/01/2017 to 12/31/2017         12.714734          14.800162          154,189.5833
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.153385          11.840161        453,622.6730
01/01/2009 to 12/31/2009         11.840161          14.726955        437,967.3100
01/01/2010 to 12/31/2010         14.726955          17.368472        409,640.4970
01/01/2011 to 12/31/2011         17.368472          15.549747        357,783.6433
01/01/2012 to 12/31/2012         15.549747          18.044960        288,839.3804
01/01/2013 to 12/31/2013         18.044960          23.509085        255,435.4932
01/01/2014 to 12/31/2014         23.509085          23.521029        222,151.9762
01/01/2015 to 12/31/2015         23.521029          21.884772        203,065.6229
01/01/2016 to 12/31/2016         21.884772          28.254984        186,380.5809
01/01/2017 to 12/31/2017         28.254984          31.045569        160,012.1975
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.056678           6.148147        299,044.2081
01/01/2009 to 12/31/2009          6.148147          10.217171        519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597        536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069        323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652        288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041        274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536        275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047        266,437.2249
01/01/2016 to 12/31/2016          8.467047           9.286443        242,083.8969
01/01/2017 to 12/31/2017          9.286443          11.722673        259,703.5764
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997740          10.205438            974.7689
01/01/2011 to 12/31/2011         10.205438          10.240357         13,455.9965
01/01/2012 to 12/31/2012         10.240357          10.810264         14,160.0906
01/01/2013 to 12/31/2013         10.810264          11.041274         27,394.7725
01/01/2014 to 12/31/2014         11.041274          10.940529         26,315.6341
01/01/2015 to 12/31/2015         10.940529          10.671627         24,091.6866
01/01/2016 to 12/31/2016         10.671627          11.469943         27,990.4681
01/01/2017 to 12/31/2017         11.469943          11.697654         26,573.6684
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987741           9.750493        100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875         99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344        129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968        132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273        191,841.6085
01/01/2016 to 12/31/2016          9.680273           9.820221        161,330.0475
01/01/2017 to 12/31/2017          9.820221           9.788588        149,893.0892
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.998192          10.878904              0.0000
01/01/2010 to 12/31/2010         10.878904          12.150119            373.6083
01/01/2011 to 12/31/2011         12.150119          11.912168              0.0000
01/01/2012 to 12/31/2012         11.912168          13.390224              0.0000
01/01/2013 to 12/31/2013         13.390224          13.307738              0.0000
01/01/2014 to 12/31/2014         13.307738          13.239254              0.0000
01/01/2015 to 12/31/2015         13.239254          12.480860              0.0000
01/01/2016 to 12/31/2016         12.480860          12.383990              0.0000
01/01/2017 to 12/31/2017         12.383990          12.198918              0.0000
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.152793           9.266596         283,983.2311
01/01/2009 to 12/31/2009           9.266596          12.280998         264,500.0400
01/01/2010 to 12/31/2010          12.280998          14.025858         235,103.1539
01/01/2011 to 12/31/2011          14.025858          13.026028         215,937.4181
01/01/2012 to 12/31/2012          13.026028          16.141583         204,531.3882
01/01/2013 to 12/31/2013          16.141583          16.440377         185,105.4259
01/01/2014 to 12/31/2014          16.440377          18.316874         172,852.7576
01/01/2015 to 12/31/2015          18.316874          17.764593         156,830.1865
01/01/2016 to 12/31/2016          17.764593          17.626625         143,654.5400
01/01/2017 to 12/31/2017          17.626625          19.202089         137,708.4546
--------------------------        ---------          ---------         ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.723216           4.629841       1,260,423.9006
01/01/2009 to 12/31/2009           4.629841           6.055174       1,124,474.5500
01/01/2010 to 12/31/2010           6.055174           7.372926         962,269.7439
01/01/2011 to 12/31/2011           7.372926           7.488041         959,691.6583
01/01/2012 to 12/31/2012           7.488041           8.727953         829,658.2845
01/01/2013 to 12/31/2013           8.727953          12.500172         705,742.6383
01/01/2014 to 12/31/2014          12.500172          14.618625         624,157.2520
01/01/2015 to 12/31/2015          14.618625          13.798955         562,161.4499
01/01/2016 to 12/31/2016          13.798955          13.936968         522,921.7527
01/01/2017 to 12/31/2017          13.936968          16.233232         460,210.6239
--------------------------        ---------          ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         140.928841         144.689994              15.9878
01/01/2011 to 12/31/2011         144.689994         131.588146             985.7678
01/01/2012 to 12/31/2012         131.588146         158.564774             979.6271
01/01/2013 to 12/31/2013         158.564774         200.867763             747.7896
01/01/2014 to 04/25/2014         200.867763         209.000348               0.0000
--------------------------       ----------         ----------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.305387           4.600138         213,641.6730
01/01/2009 to 12/31/2009           4.600138           6.242944         197,464.6700
01/01/2010 to 12/31/2010           6.242944           6.591246         197,210.7906
01/01/2011 to 04/29/2011           6.591246           7.002829               0.0000
--------------------------       ----------         ----------       --------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          15.267724           9.599510         145,317.0505
01/01/2009 to 12/31/2009           9.599510          12.492580         135,131.6800
01/01/2010 to 12/31/2010          12.492580          15.266007         115,778.2577
01/01/2011 to 12/31/2011          15.266007          14.071615         110,467.2548
01/01/2012 to 12/31/2012          14.071615          16.347741          96,113.1603
01/01/2013 to 12/31/2013          16.347741          21.330590          79,129.1149
01/01/2014 to 12/31/2014          21.330590          23.757158          77,071.9942
01/01/2015 to 12/31/2015          23.757158          21.237440          76,232.0804
01/01/2016 to 12/31/2016          21.237440          23.643895          78,181.7749
01/01/2017 to 12/31/2017          23.643895          25.767596          75,567.0167
--------------------------       ----------         ----------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.196255          11.161587        397,748.9575
01/01/2009 to 12/31/2009         11.161587          17.024193        370,385.6300
01/01/2010 to 12/31/2010         17.024193          19.495409        349,291.8637
01/01/2011 to 12/31/2011         19.495409          16.443106        324,112.2935
01/01/2012 to 12/31/2012         16.443106          20.903672        283,076.1862
01/01/2013 to 12/31/2013         20.903672          26.830898        254,564.4469
01/01/2014 to 12/31/2014         26.830898          24.863707        226,173.5527
01/01/2015 to 12/31/2015         24.863707          23.350843        208,484.5355
01/01/2016 to 12/31/2016         23.350843          24.847030        197,736.8572
01/01/2017 to 12/31/2017         24.847030          31.878771        177,820.0604
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190        669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221        504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609        425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766        332,709.3010
01/01/2016 to 12/31/2016          1.025766           1.127200        433,994.3783
01/01/2017 to 12/31/2017          1.127200           1.219689        466,716.1674
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.450048           7.217589        344,939.7706
01/01/2009 to 12/31/2009          7.217589           8.987134        353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246        335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209        308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433        247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396        261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078        233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128        211,879.3213
01/01/2016 to 12/31/2016         15.197128          17.534217        195,248.3299
01/01/2017 to 12/31/2017         17.534217          20.356309        174,399.9487
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.784081           9.512270        522,091.2710
01/01/2009 to 12/31/2009          9.512270          12.520996        494,629.7400
01/01/2010 to 12/31/2010         12.520996          15.540993        430,112.0260
01/01/2011 to 12/31/2011         15.540993          15.121905        381,242.4072
01/01/2012 to 12/31/2012         15.121905          17.584715        319,962.5374
01/01/2013 to 12/31/2013         17.584715          24.246340        283,830.4420
01/01/2014 to 12/31/2014         24.246340          25.736259        263,370.8828
01/01/2015 to 12/31/2015         25.736259          24.882250        235,110.7350
01/01/2016 to 12/31/2016         24.882250          27.273716        221,698.5390
01/01/2017 to 12/31/2017         27.273716          33.624971        186,196.1795
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.093127          10.534498         21,127.3761
01/01/2014 to 12/31/2014         10.534498          10.889748         21,064.9923
01/01/2015 to 12/31/2015         10.889748          10.763273         21,001.3593
01/01/2016 to 12/31/2016         10.763273          10.823223         23,116.9263
01/01/2017 to 12/31/2017         10.823223          10.999159         31,491.8917
--------------------------       ---------          ---------        ------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT
(CLASS C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038190           8.936988         26,327.2864
01/01/2009 to 12/31/2009          8.936988           9.856360         53,615.6600
01/01/2010 to 12/31/2010          9.856360          10.286561         44,248.9136
01/01/2011 to 12/31/2011         10.286561          10.704420         41,767.8518
01/01/2012 to 12/31/2012         10.704420          11.045917         43,928.8479
01/01/2013 to 04/26/2013         11.045917          11.017198              0.0000
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233        253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363        340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158        373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044        364,349.3775
01/01/2016 to 12/31/2016          1.195044           1.209612        270,311.4234
01/01/2017 to 12/31/2017          1.209612           1.388072        285,053.7322
--------------------------        --------           --------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.980214           7.754770         39,834.4196
01/01/2009 to 12/31/2009          7.754770          10.741407         44,736.6600
01/01/2010 to 12/31/2010         10.741407          12.891564         53,991.6914
01/01/2011 to 12/31/2011         12.891564          12.492986         72,580.5568
01/01/2012 to 12/31/2012         12.492986          14.368003         44,582.6411
01/01/2013 to 12/31/2013         14.368003          16.553618         42,733.4063
01/01/2014 to 12/31/2014         16.553618          16.847273         42,020.4666
01/01/2015 to 12/31/2015         16.847273          16.775017         41,050.2815
01/01/2016 to 12/31/2016         16.775017          17.288762         43,746.3742
01/01/2017 to 12/31/2017         17.288762          20.912926         41,966.0618
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733        129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859        137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638        480,043.6599
01/01/2016 to 12/31/2016          1.175638           1.206835         63,522.7118
01/01/2017 to 12/31/2017          1.206835           1.371663         15,853.6770
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.646923          10.008772        996,440.7431
01/01/2009 to 12/31/2009         10.008772          12.959129        923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054        879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782        811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294        687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371        610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104        578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468        518,716.6335
01/01/2016 to 12/31/2016         14.876468          14.504927        482,548.3651
01/01/2017 to 12/31/2017         14.504927          18.285457        403,156.8109
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802              0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188              0.0000
01/01/2016 to 12/31/2016          0.961188           1.050626         51,980.2756
01/01/2017 to 12/31/2017          1.050626           1.163676              0.0000
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.989080          10.979939        761,461.4361
01/01/2009 to 12/31/2009         10.979939          12.749612        402,376.5800
01/01/2010 to 12/31/2010         12.749612          13.514326        372,861.4424
01/01/2011 to 12/31/2011         13.514326          14.774818        336,942.7620
01/01/2012 to 12/31/2012         14.774818          15.858800        293,165.4416
01/01/2013 to 12/31/2013         15.858800          14.152398        264,576.1643
01/01/2014 to 12/31/2014         14.152398          14.323547        247,595.1862
01/01/2015 to 12/31/2015         14.323547          13.650960        220,205.9480
01/01/2016 to 12/31/2016         13.650960          14.096791        205,754.8555
01/01/2017 to 12/31/2017         14.096791          14.347587        173,956.5926
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.102425          12.940264       2,302,653.2914
01/01/2009 to 12/31/2009         12.940264          15.023346       1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943       1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440       1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855       1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055       1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364       1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101       1,139,096.3594
01/01/2016 to 12/31/2016         16.958101          17.115911       1,047,793.8203
01/01/2017 to 12/31/2017         17.115911          17.594330         988,365.5054
--------------------------       ---------          ---------       --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314           4,955.6568
01/01/2013 to 12/31/2013         10.893314          10.230778           3,513.9544
01/01/2014 to 12/31/2014         10.230778          10.823809           3,495.1243
01/01/2015 to 12/31/2015         10.823809          10.692470           4,064.0709
01/01/2016 to 12/31/2016         10.692470          10.656040           3,732.9291
01/01/2017 to 12/31/2017         10.656040          10.754653           4,492.5539
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215398          10.734370          21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089          32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169          47,549.7013
01/01/2016 to 12/31/2016         11.142169          11.460248          26,146.1179
01/01/2017 to 12/31/2017         11.460248          13.130110           8,138.4692
--------------------------       ---------          ---------       --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315         298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916         156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934         150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322         136,253.4070
01/01/2016 to 12/31/2016          1.193322           1.240150         118,794.2418
01/01/2017 to 12/31/2017          1.240150           1.394309          82,628.1236
--------------------------       ---------          ---------       --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.340043           8.501714         544,323.5877
01/01/2009 to 12/31/2009          8.501714          10.443805         516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272         560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321         522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967         482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010         467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639         406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895         353,688.4821
01/01/2016 to 12/31/2016         14.183895          14.758774         321,305.6326
01/01/2017 to 12/31/2017         14.758774          16.820429         274,167.6764
--------------------------       ---------          ---------       --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.722122           7.794369         186,950.0474
01/01/2009 to 12/31/2009          7.794369           9.897797         178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919         177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652         153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646         145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551         142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355         138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571         131,576.0840
01/01/2016 to 12/31/2016         14.003571          14.722029         118,592.7938
01/01/2017 to 12/31/2017         14.722029          17.325486         102,849.4164
--------------------------       ---------          ---------       --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.989263          35.688706        874,903.2880
01/01/2009 to 12/31/2009         35.688706          41.561455        782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303        706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832        618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371        547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868        468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157        420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627        373,849.2811
01/01/2016 to 12/31/2016         72.884627          83.122416        335,978.8179
01/01/2017 to 12/31/2017         83.122416          95.624063        293,871.1615
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.602874           5.690788        981,243.9270
01/01/2009 to 12/31/2009          5.690788           8.143047        927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279        837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490        733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337        658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995        606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394        542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874        505,163.8054
01/01/2016 to 12/31/2016         17.299874          18.074487        466,167.9028
01/01/2017 to 12/31/2017         18.074487          22.178832        428,093.4062
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         24.965038          16.420585        538,320.0572
01/01/2009 to 12/31/2009         16.420585          20.437665        503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389        433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232        376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694        331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396        282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435        247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015        226,914.5606
01/01/2016 to 12/31/2016         33.375015          37.918704        212,644.4732
01/01/2017 to 12/31/2017         37.918704          40.834063        198,016.3419
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.796888          15.115190         61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740         56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798         55,883.9822
01/01/2016 to 12/31/2016         13.828798          14.289529         46,355.1907
01/01/2017 to 12/31/2017         14.289529          18.960630         29,833.5030
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088188           6.044506         11,722.8093
01/01/2009 to 12/31/2009          6.044506           8.475894         57,516.1200
01/01/2010 to 12/31/2010          8.475894           8.911941         53,555.2900
01/01/2011 to 12/31/2011          8.911941           7.514062         53,624.4003
01/01/2012 to 12/31/2012          7.514062           8.679548         51,986.8353
01/01/2013 to 04/26/2013          8.679548           8.994758              0.0000
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.546583          10.643155        2,065,900.1899
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
01/01/2016 to 12/31/2016          9.505751           9.360674          373,780.6395
01/01/2017 to 12/31/2017          9.360674           9.266338          300,102.0871
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
01/01/2016 to 12/31/2016         13.576085          13.958866           39,243.4680
01/01/2017 to 12/31/2017         13.958866          14.682942           43,961.5865
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.563424           9.024871        1,089,549.2684
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.058129           8.726651        2,408,636.9381
01/01/2009 to 12/31/2009          8.726651          10.823073        2,375,970.5400
01/01/2010 to 12/31/2010         10.823073          11.966086        2,284,647.5834
01/01/2011 to 12/31/2011         11.966086          11.756922        2,225,206.7572
01/01/2012 to 12/31/2012         11.756922          12.996773        2,054,478.6658
01/01/2013 to 12/31/2013         12.996773          14.602732        1,995,052.8777
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
01/01/2016 to 12/31/2016         14.208099          14.826400        2,011,535.3775
01/01/2017 to 12/31/2017         14.826400          16.136560        1,756,120.1499
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.441938           8.329388        7,247,411.5696
01/01/2009 to 12/31/2009          8.329388          10.514679        6,968,832.9000
01/01/2010 to 12/31/2010         10.514679          11.747788        6,787,554.0376
01/01/2011 to 12/31/2011         11.747788          11.359161        5,911,435.3614
01/01/2012 to 12/31/2012         11.359161          12.728775        5,356,591.1512
01/01/2013 to 12/31/2013         12.728775          14.951838        4,685,909.5109
01/01/2014 to 04/25/2014         14.951838          14.961059                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.631519          15.129302        4,250,427.4195
01/01/2015 to 12/31/2015         15.129302          14.693033        3,771,324.8753
01/01/2016 to 12/31/2016         14.693033          15.479490        3,390,776.3398
01/01/2017 to 12/31/2017         15.479490          17.470017        3,106,538.7294
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.096001           8.003254        6,222,133.4460
01/01/2009 to 12/31/2009          8.003254          10.241709        5,752,331.4200
01/01/2010 to 12/31/2010         10.241709          11.634653        5,279,473.7401
01/01/2011 to 12/31/2011         11.634653          11.001334        4,778,559.5779
01/01/2012 to 12/31/2012         11.001334          12.521385        4,354,971.7371
01/01/2013 to 12/31/2013         12.521385          15.508286        3,988,892.2947
01/01/2014 to 04/25/2014         15.508286          15.433457                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998192           7.021527           43,747.3748
01/01/2009 to 12/31/2009          7.021527           8.878574           85,141.7900
01/01/2010 to 12/31/2010          8.878574           9.610672           96,192.0851
01/01/2011 to 12/31/2011          9.610672           9.287285          104,732.7225
01/01/2012 to 12/31/2012          9.287285          10.607388           95,756.4444
01/01/2013 to 04/26/2013         10.607388          11.410352                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.605151          15.189172        3,750,437.9274
01/01/2015 to 12/31/2015         15.189172          14.687175        3,395,824.1340
01/01/2016 to 12/31/2016         14.687175          15.622911        3,125,736.8883
01/01/2017 to 12/31/2017         15.622911          18.312712        2,707,391.3641
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.296121           8.633994          587,616.1037
01/01/2009 to 12/31/2009          8.633994          11.991528          533,008.4500
01/01/2010 to 12/31/2010         11.991528          13.536401          472,901.3782
01/01/2011 to 12/31/2011         13.536401          14.179556          412,917.1867
01/01/2012 to 12/31/2012         14.179556          15.561525          354,196.6635
01/01/2013 to 12/31/2013         15.561525          20.895389          315,248.5277
01/01/2014 to 12/31/2014         20.895389          20.897477          288,216.0374
01/01/2015 to 12/31/2015         20.897477          18.568786          265,184.3619
01/01/2016 to 12/31/2016         18.568786          22.402325          242,540.0810
01/01/2017 to 12/31/2017         22.402325          24.800023          199,687.3939
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064998          10.131600                0.0000
01/01/2009 to 12/31/2009         10.131600          14.222857            7,447.7100
01/01/2010 to 12/31/2010         14.222857          17.150588           11,503.4759
01/01/2011 to 12/31/2011         17.150588          14.128534           10,247.1880
01/01/2012 to 12/31/2012         14.128534          16.384184            7,465.5032
01/01/2013 to 12/31/2013         16.384184          20.564521           12,430.6973
01/01/2014 to 12/31/2014         20.564521          18.873780           11,528.2453
01/01/2015 to 12/31/2015         18.873780          19.633341           12,838.0159
01/01/2016 to 12/31/2016         19.633341          20.437259           28,436.0064
01/01/2017 to 12/31/2017         20.437259          26.224799           12,316.7988
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.197264          22.555955          149,925.2762
01/01/2017 to 12/31/2017         22.555955          26.361287          148,812.6553
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.896490          15.784564          219,658.7200
01/01/2010 to 12/31/2010         15.784564          17.999926          193,556.9963
01/01/2011 to 12/31/2011         17.999926          16.843308          179,021.9674
01/01/2012 to 12/31/2012         16.843308          18.285402          168,066.6978
01/01/2013 to 12/31/2013         18.285402          23.870178          154,882.1120
01/01/2014 to 12/31/2014         23.870178          26.046242          145,909.0723
01/01/2015 to 12/31/2015         26.046242          25.555785          136,590.1299
01/01/2016 to 04/29/2016         25.555785          25.694247                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.780208           8.801293        2,282,848.3988
01/01/2009 to 12/31/2009          8.801293          11.412672        2,101,442.5000
01/01/2010 to 12/31/2010         11.412672          12.552562        1,916,652.6289
01/01/2011 to 12/31/2011         12.552562          11.831530        1,730,378.7213
01/01/2012 to 12/31/2012         11.831530          13.115000        1,475,057.6244
01/01/2013 to 12/31/2013         13.115000          17.225755        1,299,516.7289
01/01/2014 to 12/31/2014         17.225755          18.713913        1,119,764.9789
01/01/2015 to 12/31/2015         18.713913          18.824888        1,002,875.6599
01/01/2016 to 12/31/2016         18.824888          19.841206          896,014.0225
01/01/2017 to 12/31/2017         19.841206          23.210106          780,409.9720
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.687034          17.478966           59,830.4083
01/01/2014 to 12/31/2014         17.478966          19.062820           56,133.4893
01/01/2015 to 12/31/2015         19.062820          19.239169           51,500.2621
01/01/2016 to 12/31/2016         19.239169          19.900387           48,495.7144
01/01/2017 to 12/31/2017         19.900387          24.456917           25,905.9102
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.486352           7.875156          102,702.5502
01/01/2009 to 12/31/2009          7.875156          11.399836           90,192.5100
01/01/2010 to 12/31/2010         11.399836          14.259327           80,395.3952
01/01/2011 to 12/31/2011         14.259327          12.979302           71,339.3562
01/01/2012 to 12/31/2012         12.979302          13.534252           65,044.2462
01/01/2013 to 04/26/2013         13.534252          14.592475                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.845133           8.016809          518,219.3982
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
01/01/2016 to 12/31/2016         21.120038          20.747453          474,013.6143
01/01/2017 to 12/31/2017         20.747453          27.957969          398,139.9634
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.979690           5.712205            6,548.0307
01/01/2009 to 12/31/2009          5.712205           6.925141           13,045.5300
01/01/2010 to 12/31/2010          6.925141           7.859835           15,819.5373
01/01/2011 to 12/31/2011          7.859835           7.434600           17,173.6182
01/01/2012 to 12/31/2012          7.434600           8.239005           10,868.1339
01/01/2013 to 04/26/2013          8.239005           8.847142                0.0000
--------------------------        --------           --------           -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.145899           5.394779        1,270,776.6208
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------           --------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         14.043873          14.512748            2,041.9700
01/01/2010 to 12/31/2010         14.512748          15.081921            6,757.4909
01/01/2011 to 12/31/2011         15.081921          15.896561            7,581.7872
01/01/2012 to 12/31/2012         15.896561          16.195277           10,220.8642
01/01/2013 to 12/31/2013         16.195277          15.520773           10,129.0344
01/01/2014 to 12/31/2014         15.520773          16.100319            5,985.1965
01/01/2015 to 12/31/2015         16.100319          15.827917            9,538.5261
01/01/2016 to 12/31/2016         15.827917          15.893742           11,928.6620
01/01/2017 to 12/31/2017         15.893742          16.093620            8,332.2467
--------------------------       ---------          ---------        --------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.838586          13.487845              127.5600
01/01/2010 to 12/31/2010         13.487845          16.705911            4,123.6530
01/01/2011 to 12/31/2011         16.705911          16.065053            2,222.2364
01/01/2012 to 12/31/2012         16.065053          18.529086            2,301.6225
01/01/2013 to 12/31/2013         18.529086          24.195498            3,238.1755
01/01/2014 to 12/31/2014         24.195498          25.992035            6,213.9955
01/01/2015 to 12/31/2015         25.992035          24.882127            6,595.1025
01/01/2016 to 12/31/2016         24.882127          29.390215            6,726.5825
01/01/2017 to 12/31/2017         29.390215          33.421534           23,048.9594
--------------------------       ---------          ---------        --------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM) INDEX
SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.989316          11.564961            3,803.6000
01/01/2010 to 12/31/2010         11.564961          12.259062            4,968.6757
01/01/2011 to 12/31/2011         12.259062          10.533011            4,951.9829
01/01/2012 to 12/31/2012         10.533011          12.218310            3,294.9689
01/01/2013 to 12/31/2013         12.218310          14.594792            6,948.9767
01/01/2014 to 12/31/2014         14.594792          13.447120            3,947.3730
01/01/2015 to 12/31/2015         13.447120          13.053662            2,567.5597
01/01/2016 to 12/31/2016         13.053662          12.964422            3,553.5642
01/01/2017 to 12/31/2017         12.964422          15.882967            6,046.1874
--------------------------       ---------          ---------        --------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.143198          13.692928            1,673.3300
01/01/2010 to 12/31/2010         13.692928          17.044476            1,777.6741
01/01/2011 to 12/31/2011         17.044476          16.040482            5,757.5793
01/01/2012 to 12/31/2012         16.040482          18.292316            4,949.2061
01/01/2013 to 12/31/2013         18.292316          24.852244           13,370.3666
01/01/2014 to 12/31/2014         24.852244          25.601821            9,481.0081
01/01/2015 to 12/31/2015         25.601821          24.040426            9,763.9039
01/01/2016 to 12/31/2016         24.040426          28.595307            7,055.4716
01/01/2017 to 12/31/2017         28.595307          32.150736           21,920.4027
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.550452           8.363648        320,006.3980
01/01/2009 to 12/31/2009          8.363648          10.361283        308,103.0700
01/01/2010 to 12/31/2010         10.361283          11.670983        289,250.9270
01/01/2011 to 12/31/2011         11.670983          11.670447        267,489.2266
01/01/2012 to 12/31/2012         11.670447          13.252153        277,518.4338
01/01/2013 to 12/31/2013         13.252153          17.170817        257,283.8514
01/01/2014 to 12/31/2014         17.170817          19.106012        230,239.7692
01/01/2015 to 12/31/2015         19.106012          18.968784        218,551.8036
01/01/2016 to 12/31/2016         18.968784          20.786347        183,377.4909
01/01/2017 to 12/31/2017         20.786347          24.793452        168,038.7398
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         18.211505          21.243229        106,449.1197
01/01/2014 to 12/31/2014         21.243229          23.102581         94,844.1570
01/01/2015 to 12/31/2015         23.102581          22.641679         87,038.1212
01/01/2016 to 12/31/2016         22.641679          25.410414         84,973.6698
01/01/2017 to 12/31/2017         25.410414          29.390578         93,182.1004
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.588767         21,111.9662
01/01/2009 to 12/31/2009          6.588767           8.093684         81,813.5000
01/01/2010 to 12/31/2010          8.093684           8.838888        136,426.8294
01/01/2011 to 12/31/2011          8.838888           8.646988        149,614.6077
01/01/2012 to 12/31/2012          8.646988           9.688314        133,951.7523
01/01/2013 to 04/26/2013          9.688314          10.604251              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.438744          24.233785        131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563        114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470        104,979.9085
01/01/2016 to 12/31/2016         23.465470          27.327174         97,371.7443
01/01/2017 to 12/31/2017         27.327174          31.044636         85,835.6242
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.440795           9.370413        281,593.7550
01/01/2009 to 12/31/2009          9.370413          12.605418        255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624        215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208        200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643        164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.805417          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
01/01/2016 to 12/31/2016         24.650367          24.618384        219,760.4393
01/01/2017 to 12/31/2017         24.618384          32.323624        211,120.6216
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.293680           3.438596        197,910.0021
01/01/2009 to 12/31/2009          3.438596           5.377075        193,617.5000
01/01/2010 to 12/31/2010          5.377075           6.753719        171,381.7171
01/01/2011 to 12/31/2011          6.753719           5.986033        162,238.9517
01/01/2012 to 12/31/2012          5.986033           6.601045        142,451.8593
01/01/2013 to 04/26/2013          6.601045           6.897369              0.0000
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.612720          14.743903              0.0000
01/01/2010 to 12/31/2010         14.743903          18.712143              0.0000
01/01/2011 to 12/31/2011         18.712143          15.337245          2,902.0366
01/01/2012 to 12/31/2012         15.337245          15.473865          2,886.1056
01/01/2013 to 12/31/2013         15.473865          16.857599          2,871.5116
01/01/2014 to 12/31/2014         16.857599          13.460325          2,856.3423
01/01/2015 to 12/31/2015         13.460325           8.902713          2,838.8972
01/01/2016 to 12/31/2016          8.902713          12.587406          2,822.1350
01/01/2017 to 12/31/2017         12.587406          12.290245          2,806.7190
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.421120          29.430103        388,707.5751
01/01/2017 to 12/31/2017         29.430103          31.246258        369,300.2876
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.113056          15.302076        875,259.1147
01/01/2009 to 12/31/2009         15.302076          20.586701        788,356.3700
01/01/2010 to 12/31/2010         20.586701          22.875466        714,241.2804
01/01/2011 to 12/31/2011         22.875466          23.505333        631,248.8694
01/01/2012 to 12/31/2012         23.505333          26.111964        576,708.8517
01/01/2013 to 12/31/2013         26.111964          27.734056        500,702.0517
01/01/2014 to 12/31/2014         27.734056          28.597570        459,829.4242
01/01/2015 to 12/31/2015         28.597570          27.517908        411,473.2304
01/01/2016 to 04/29/2016         27.517908          28.330980              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         29.001430          30.057318         37,413.6907
01/01/2017 to 12/31/2017         30.057318          31.927794         22,073.6601
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.765934          12.338270          5,385.0076
01/01/2011 to 12/31/2011         12.338270          12.556481         12,044.9653
01/01/2012 to 12/31/2012         12.556481          13.764649         18,855.9154
01/01/2013 to 12/31/2013         13.764649          13.730420         69,708.9116
01/01/2014 to 12/31/2014         13.730420          14.105743         71,568.7731
01/01/2015 to 12/31/2015         14.105743          13.672696         69,569.2223
01/01/2016 to 04/29/2016         13.672696          14.000232              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.056909          15.709391         20,514.5850
01/01/2009 to 12/31/2009         15.709391          16.082823         18,391.6300
01/01/2010 to 12/31/2010         16.082823          16.688556         23,973.3426
01/01/2011 to 12/31/2011         16.688556          17.280596         38,713.6887
01/01/2012 to 12/31/2012         17.280596          17.514328         40,078.5139
01/01/2013 to 12/31/2013         17.514328          17.071751         36,872.8382
01/01/2014 to 12/31/2014         17.071751          17.220600         16,075.1454
01/01/2015 to 12/31/2015         17.220600          16.990796         15,366.7009
01/01/2016 to 12/31/2016         16.990796          16.883434         14,864.5699
01/01/2017 to 12/31/2017         16.883434          16.886233         11,578.5627

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.183282          10.506265           31,029.1224
01/01/2013 to 12/31/2013         10.506265          11.474744           36,091.9456
01/01/2014 to 12/31/2014         11.474744          12.104244           44,076.9478
01/01/2015 to 12/31/2015         12.104244          11.963151           42,618.7098
01/01/2016 to 12/31/2016         11.963151          12.178353           45,081.2802
01/01/2017 to 12/31/2017         12.178353          13.597468           54,731.0723
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996802           1.037898           17,424.8035
01/01/2015 to 12/31/2015          1.037898           1.009859          150,895.3429
01/01/2016 to 12/31/2016          1.009859           1.012137          122,232.0642
01/01/2017 to 12/31/2017          1.012137           1.148677          112,734.1904
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008082           6.994767          667,228.4700
01/01/2009 to 12/31/2009          6.994767           8.889143        1,154,563.1900
01/01/2010 to 12/31/2010          8.889143           9.797260        1,295,316.1893
01/01/2011 to 12/31/2011          9.797260           9.422832        1,005,057.3599
01/01/2012 to 12/31/2012          9.422832          10.511129          953,918.5500
01/01/2013 to 12/31/2013         10.511129          12.242973          901,954.2521
01/01/2014 to 12/31/2014         12.242973          12.758332          899,395.7867
01/01/2015 to 12/31/2015         12.758332          12.448539          818,618.2859
01/01/2016 to 12/31/2016         12.448539          13.187937          728,633.3312
01/01/2017 to 12/31/2017         13.187937          15.144404          676,161.8161
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998082           6.344471        1,190,292.0731
01/01/2009 to 12/31/2009          6.344471           8.356591        1,867,799.3600
01/01/2010 to 12/31/2010          8.356591           9.318900        1,776,916.6631
01/01/2011 to 12/31/2011          9.318900           8.724143        1,712,550.8998
01/01/2012 to 12/31/2012          8.724143           9.957163        1,744,580.8279
01/01/2013 to 12/31/2013          9.957163          12.241176        1,674,526.9680
01/01/2014 to 12/31/2014         12.241176          12.797185        1,661,958.7401
01/01/2015 to 12/31/2015         12.797185          12.480129        1,403,379.5795
01/01/2016 to 12/31/2016         12.480129          13.362298        1,252,751.7435
01/01/2017 to 12/31/2017         13.362298          15.934169        1,170,086.0010
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988083           5.745775          109,505.6773
01/01/2009 to 12/31/2009          5.745775           7.841818          126,551.0800
01/01/2010 to 12/31/2010          7.841818           9.118054          139,983.8891
01/01/2011 to 12/31/2011          9.118054           8.547889          109,005.9439
01/01/2012 to 12/31/2012          8.547889           9.861290          107,148.6625
01/01/2013 to 12/31/2013          9.861290          12.576555           99,333.7083
01/01/2014 to 12/31/2014         12.576555          13.369741           93,337.6115
01/01/2015 to 12/31/2015         13.369741          13.990630          133,106.8219
01/01/2016 to 12/31/2016         13.990630          14.998904          138,470.8748
01/01/2017 to 12/31/2017         14.998904          18.852015          122,134.4456
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018081           7.666872        491,992.6105
01/01/2009 to 12/31/2009          7.666872           9.296538        554,818.2400
01/01/2010 to 12/31/2010          9.296538          10.040347        638,957.9001
01/01/2011 to 12/31/2011         10.040347           9.885409        880,141.5031
01/01/2012 to 12/31/2012          9.885409          10.765856        691,926.6017
01/01/2013 to 12/31/2013         10.765856          12.009466        650,243.2326
01/01/2014 to 12/31/2014         12.009466          12.520354        730,545.9736
01/01/2015 to 12/31/2015         12.520354          12.213823        553,955.6998
01/01/2016 to 12/31/2016         12.213823          12.843658        511,612.8238
01/01/2017 to 12/31/2017         12.843658          14.257815        508,650.6068
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.113091          11.492134         71,701.8372
01/01/2013 to 12/31/2013         11.492134          10.909788         95,116.5795
01/01/2014 to 12/31/2014         10.909788          11.149090         43,316.9079
01/01/2015 to 12/31/2015         11.149090           9.906825         38,874.1829
01/01/2016 to 12/31/2016          9.906825          10.607334         36,536.7473
01/01/2017 to 12/31/2017         10.607334          11.445606         35,919.6035
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873         71,453.8968
01/01/2013 to 12/31/2013         10.236873          11.096263        115,584.2918
01/01/2014 to 12/31/2014         11.096263          11.548820         88,643.3037
01/01/2015 to 12/31/2015         11.548820          11.336124        114,076.7196
01/01/2016 to 12/31/2016         11.336124          11.633112        125,762.2392
01/01/2017 to 12/31/2017         11.633112          12.953256        133,963.9710
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.140545          12.045782          5,023.4703
01/01/2009 to 12/31/2009         12.045782          17.358689         39,039.9500
01/01/2010 to 12/31/2010         17.358689          19.748068         49,295.1134
01/01/2011 to 12/31/2011         19.748068          19.861185         56,842.9674
01/01/2012 to 12/31/2012         19.861185          22.743320         52,997.7712
01/01/2013 to 12/31/2013         22.743320          24.434687         47,972.7311
01/01/2014 to 12/31/2014         24.434687          24.802021         42,821.1384
01/01/2015 to 12/31/2015         24.802021          23.385369         49,772.7513
01/01/2016 to 12/31/2016         23.385369          26.191865         44,238.6128
01/01/2017 to 12/31/2017         26.191865          27.735947         43,001.6390
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.086132           7.610366        968,970.0248
01/01/2009 to 12/31/2009          7.610366           9.919738        798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251        785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063        672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485        624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577        545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816        405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021        345,691.0001
01/01/2016 to 12/31/2016         15.263021          16.344835        355,862.1092
01/01/2017 to 12/31/2017         16.344835          19.745867        322,412.2515
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.965951          10.403852         51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635         52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290        116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752        114,981.5782
01/01/2016 to 12/31/2016         11.872752          12.642725        120,809.2898
01/01/2017 to 12/31/2017         12.642725          14.701682        129,099.3198
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.116257          11.802663        437,148.5686
01/01/2009 to 12/31/2009         11.802663          14.665635        418,089.9400
01/01/2010 to 12/31/2010         14.665635          17.278883        368,966.8417
01/01/2011 to 12/31/2011         17.278883          15.454099        336,817.3198
01/01/2012 to 12/31/2012         15.454099          17.915950        287,712.2079
01/01/2013 to 12/31/2013         17.915950          23.317695        252,238.2662
01/01/2014 to 12/31/2014         23.317695          23.306215        210,135.5073
01/01/2015 to 12/31/2015         23.306215          21.663213        182,058.9163
01/01/2016 to 12/31/2016         21.663213          27.940994        164,676.0893
01/01/2017 to 12/31/2017         27.940994          30.669973        144,890.6714
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.033128           6.131668         70,413.5393
01/01/2009 to 12/31/2009          6.131668          10.179606        100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549        101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769         99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206        102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868        102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143         92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404         93,890.2134
01/01/2016 to 12/31/2016          8.385404           9.187708         86,421.0462
01/01/2017 to 12/31/2017          9.187708          11.586489         80,097.9670
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997603          10.198534         13,141.2160
01/01/2011 to 12/31/2011         10.198534          10.223228         29,236.7254
01/01/2012 to 12/31/2012         10.223228          10.781338         24,813.5919
01/01/2013 to 12/31/2013         10.781338          11.000723         42,792.1088
01/01/2014 to 12/31/2014         11.000723          10.889452         44,001.1552
01/01/2015 to 12/31/2015         10.889452          10.611186         37,827.6375
01/01/2016 to 12/31/2016         10.611186          11.393584         28,032.5820
01/01/2017 to 12/31/2017         11.393584          11.608196         19,550.4024
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987604           9.743895         59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045         54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655         61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566        114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047        102,668.1723
01/01/2016 to 12/31/2016          9.635047           9.764572         62,200.4759
01/01/2017 to 12/31/2017          9.764572           9.723415         62,341.9963
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.998082          10.871607              0.0000
01/01/2010 to 12/31/2010         10.871607          12.129841          4,428.0608
01/01/2011 to 12/31/2011         12.129841          11.880428          3,873.9002
01/01/2012 to 12/31/2012         11.880428          13.341128          3,773.9392
01/01/2013 to 12/31/2013         13.341128          13.245689          2,677.9329
01/01/2014 to 12/31/2014         13.245689          13.164349          2,660.0450
01/01/2015 to 12/31/2015         13.164349          12.397834          2,585.1592
01/01/2016 to 12/31/2016         12.397834          12.289311          2,590.7016
01/01/2017 to 12/31/2017         12.289311          12.093585          2,616.2058
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.093623           9.223364       132,254.2543
01/01/2009 to 12/31/2009           9.223364          12.211480       120,940.1600
01/01/2010 to 12/31/2010          12.211480          13.932543       109,557.1915
01/01/2011 to 12/31/2011          13.932543          12.926451       113,252.4378
01/01/2012 to 12/31/2012          12.926451          16.002101       115,994.8532
01/01/2013 to 12/31/2013          16.002101          16.282017        99,005.8233
01/01/2014 to 12/31/2014          16.282017          18.122311        89,107.6789
01/01/2015 to 12/31/2015          18.122311          17.558323        78,339.2580
01/01/2016 to 12/31/2016          17.558323          17.404553        73,065.6017
01/01/2017 to 12/31/2017          17.404553          18.941275        71,071.5437
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.727995           4.628049       422,541.5303
01/01/2009 to 12/31/2009           4.628049           6.046778       398,419.7700
01/01/2010 to 12/31/2010           6.046778           7.355352       358,059.8286
01/01/2011 to 12/31/2011           7.355352           7.462739       368,564.6284
01/01/2012 to 12/31/2012           7.462739           8.689722       317,272.3757
01/01/2013 to 12/31/2013           8.689722          12.432991       325,312.5013
01/01/2014 to 12/31/2014          12.432991          14.525528       287,273.9499
01/01/2015 to 12/31/2015          14.525528          13.697363       228,157.0656
01/01/2016 to 12/31/2016          13.697363          13.820529       239,055.5575
01/01/2017 to 12/31/2017          13.820529          16.081573       194,739.2934
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         137.018308         140.581867           295.6292
01/01/2011 to 12/31/2011         140.581867         127.724425           299.9336
01/01/2012 to 12/31/2012         127.724425         153.754409           953.2243
01/01/2013 to 12/31/2013         153.754409         194.579444         1,684.6768
01/01/2014 to 04/25/2014         194.579444         202.393676             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.283068           4.585552        73,675.7912
01/01/2009 to 12/31/2009           4.585552           6.216925        85,304.2600
01/01/2010 to 12/31/2010           6.216925           6.557220        75,032.1913
01/01/2011 to 04/29/2011           6.557220           6.964406             0.0000
--------------------------       ----------         ----------       ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          15.211790           9.554730       254,830.4232
01/01/2009 to 12/31/2009           9.554730          12.421876       229,511.8600
01/01/2010 to 12/31/2010          12.421876          15.164455       192,975.6214
01/01/2011 to 12/31/2011          15.164455          13.964054       180,120.7616
01/01/2012 to 12/31/2012          13.964054          16.206485       156,667.9715
01/01/2013 to 12/31/2013          16.206485          21.125154       139,166.5819
01/01/2014 to 12/31/2014          21.125154          23.504834       114,646.0234
01/01/2015 to 12/31/2015          23.504834          20.990857       105,741.9432
01/01/2016 to 12/31/2016          20.990857          23.346014        97,543.5299
01/01/2017 to 12/31/2017          23.346014          25.417609        92,794.3068
--------------------------       ----------         ----------       ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.181531          11.141818          564,235.6196
01/01/2009 to 12/31/2009         11.141818          16.977047          508,991.5300
01/01/2010 to 12/31/2010         16.977047          19.422008          454,241.5700
01/01/2011 to 12/31/2011         19.422008          16.364832          414,357.2483
01/01/2012 to 12/31/2012         16.364832          20.783269          358,846.1129
01/01/2013 to 12/31/2013         20.783269          26.649710          300,712.2169
01/01/2014 to 12/31/2014         26.649710          24.671106          269,112.2705
01/01/2015 to 12/31/2015         24.671106          23.146785          245,448.5840
01/01/2016 to 12/31/2016         23.146785          24.605278          240,317.2532
01/01/2017 to 12/31/2017         24.605278          31.537162          208,860.0562
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
01/01/2016 to 12/31/2016          1.021990           1.121928          683,687.5546
01/01/2017 to 12/31/2017          1.121928           1.212775          730,513.4736
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.419472           7.191079           93,244.9518
01/01/2009 to 12/31/2009          7.191079           8.945174           92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738           80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703           71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622           68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305           83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764           68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650           56,999.0327
01/01/2016 to 12/31/2016         15.035650          17.330567           54,606.7756
01/01/2017 to 12/31/2017         17.330567          20.099839           52,438.1316
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.771940           9.495398          256,634.6839
01/01/2009 to 12/31/2009          9.495398          12.486292          243,029.7000
01/01/2010 to 12/31/2010         12.486292          15.482445          208,698.8797
01/01/2011 to 12/31/2011         15.482445          15.049903          185,562.7308
01/01/2012 to 12/31/2012         15.049903          17.483404          157,912.6788
01/01/2013 to 12/31/2013         17.483404          24.082576          167,252.7136
01/01/2014 to 12/31/2014         24.082576          25.536874          115,875.8922
01/01/2015 to 12/31/2015         25.536874          24.664794           99,414.2949
01/01/2016 to 12/31/2016         24.664794          27.008339           88,592.0191
01/01/2017 to 12/31/2017         27.008339          33.264627           74,483.4402
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.037623          10.474723          133,885.6834
01/01/2014 to 12/31/2014         10.474723          10.817135          134,972.2857
01/01/2015 to 12/31/2015         10.817135          10.680816          141,090.5587
01/01/2016 to 12/31/2016         10.680816          10.729571          125,389.1359
01/01/2017 to 12/31/2017         10.729571          10.893117          134,368.6627
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038080           8.930842           55,376.9498
01/01/2009 to 12/31/2009          8.930842           9.839740          153,912.6600
01/01/2010 to 12/31/2010          9.839740          10.258953          159,176.7273
01/01/2011 to 12/31/2011         10.258953          10.665052          146,729.2690
01/01/2012 to 12/31/2012         10.665052          10.994233          162,643.6537
01/01/2013 to 04/26/2013         10.994233          10.965528                0.0000
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513        327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433        366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926        321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645        429,949.2036
01/01/2016 to 12/31/2016          1.190645           1.203955        407,864.4132
01/01/2017 to 12/31/2017          1.203955           1.380204        385,073.3545
--------------------------        --------           --------        ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.958474           7.734002        104,320.5870
01/01/2009 to 12/31/2009          7.734002          10.701942         73,976.5100
01/01/2010 to 12/31/2010         10.701942          12.831376         51,774.3616
01/01/2011 to 12/31/2011         12.831376          12.422254         66,490.0724
01/01/2012 to 12/31/2012         12.422254          14.272304         63,901.6760
01/01/2013 to 12/31/2013         14.272304          16.426933         54,335.8725
01/01/2014 to 12/31/2014         16.426933          16.701626         48,833.4875
01/01/2015 to 12/31/2015         16.701626          16.613369         45,246.6453
01/01/2016 to 12/31/2016         16.613369          17.105049         37,910.4562
01/01/2017 to 12/31/2017         17.105049          20.670092         37,117.6092
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426              0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247         49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927        307,034.9133
01/01/2016 to 12/31/2016          1.171927           1.201823        283,579.5819
01/01/2017 to 12/31/2017          1.201823           1.364606        188,161.4190
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.620509           9.978727        336,070.5402
01/01/2009 to 12/31/2009          9.978727          12.900855        358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990        269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447        244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664        220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151        185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062        164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497        148,041.8686
01/01/2016 to 12/31/2016         14.696497          14.315126        146,964.3866
01/01/2017 to 12/31/2017         14.315126          18.028212        134,656.2579
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
01/01/2016 to 12/31/2016          0.959564           1.047802              0.0000
01/01/2017 to 12/31/2017          1.047802           1.159392          4,354.4451
--------------------------       ---------          ---------        ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.933208          10.917813        746,570.3257
01/01/2009 to 12/31/2009         10.917813          12.664811        767,252.0900
01/01/2010 to 12/31/2010         12.664811          13.411023        678,447.8767
01/01/2011 to 12/31/2011         13.411023          14.647270        596,849.5573
01/01/2012 to 12/31/2012         14.647270          15.706100        525,494.4515
01/01/2013 to 12/31/2013         15.706100          14.002111        452,641.9792
01/01/2014 to 12/31/2014         14.002111          14.157275        390,061.1226
01/01/2015 to 12/31/2015         14.157275          13.479002        345,664.7316
01/01/2016 to 12/31/2016         13.479002          13.905304        326,628.5467
01/01/2017 to 12/31/2017         13.905304          14.138586        316,881.6570
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.110413          12.935178        776,172.3023
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
01/01/2016 to 12/31/2016         16.833155          16.972821        328,815.7514
01/01/2017 to 12/31/2017         16.972821          17.429849        306,860.9018
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038              0.0000
01/01/2013 to 12/31/2013         10.875038          10.203401            986.7498
01/01/2014 to 12/31/2014         10.203401          10.784057          5,735.9521
01/01/2015 to 12/31/2015         10.784057          10.642551            976.8583
01/01/2016 to 12/31/2016         10.642551          10.595690         16,789.9406
01/01/2017 to 12/31/2017         10.595690          10.683085         16,580.1342
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
01/01/2016 to 12/31/2016         11.112109          11.417906          1,863.4090
01/01/2017 to 12/31/2017         11.417906          13.068566          1,716.0076
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
01/01/2016 to 12/31/2016          1.188929           1.234350        504,618.4693
01/01/2017 to 12/31/2017          1.234350           1.386406        370,190.1380
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.314090           8.474073        149,883.3162
01/01/2009 to 12/31/2009          8.474073          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
01/01/2016 to 12/31/2016         14.039123          14.593535        161,939.9156
01/01/2017 to 12/31/2017         14.593535          16.615538        144,592.6527
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.698088           7.769023        196,324.6389
01/01/2009 to 12/31/2009          7.769023           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
01/01/2016 to 12/31/2016         13.860629          14.557192        141,967.7661
01/01/2017 to 12/31/2017         14.557192          17.114432        135,064.9151
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.024330          35.674748        276,826.4960
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
01/01/2016 to 12/31/2016         72.347659          82.427569         98,881.4676
01/01/2017 to 12/31/2017         82.427569          94.730236         85,587.3476
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.608835           5.688596        413,669.4413
01/01/2009 to 12/31/2009          5.688596           8.131775        420,798.9300
01/01/2010 to 12/31/2010          8.131775          10.202924        359,703.0932
01/01/2011 to 12/31/2011         10.202924           9.861078        313,697.5017
01/01/2012 to 12/31/2012          9.861078          11.014898        311,855.3561
01/01/2013 to 12/31/2013         11.014898          14.783140        285,261.3124
01/01/2014 to 12/31/2014         14.783140          16.382421        238,563.9669
01/01/2015 to 12/31/2015         16.382421          17.172544        201,286.8213
01/01/2016 to 12/31/2016         17.172544          17.923521        181,237.2991
01/01/2017 to 12/31/2017         17.923521          21.971677        162,785.4808
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         24.259921          15.945964         27,784.5557
01/01/2009 to 12/31/2009         15.945964          19.827088         31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039         35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786         32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594         25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816         22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283         22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148         22,246.2928
01/01/2016 to 12/31/2016         32.184148          36.529158         21,496.9373
01/01/2017 to 12/31/2017         36.529158          39.298482         20,132.6306
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         12.042406          13.184184         53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304         44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017         43,573.3308
01/01/2016 to 12/31/2016         12.038017          12.426654         41,654.1359
01/01/2017 to 12/31/2017         12.426654          16.472381         34,026.3429
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088078           6.040337         51,496.4654
01/01/2009 to 12/31/2009          6.040337           8.461583         82,197.8900
01/01/2010 to 12/31/2010          8.461583           8.888011        169,326.3736
01/01/2011 to 12/31/2011          8.888011           7.486399         80,367.3845
01/01/2012 to 12/31/2012          7.486399           8.638908         79,170.0802
01/01/2013 to 04/26/2013          8.638908           8.949795              0.0000
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.553046          10.639004         2,371,488.0135
01/01/2009 to 12/31/2009         10.639004          10.480908         1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080           984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891           954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355           789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836           894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309           644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723           605,682.5442
01/01/2016 to 12/31/2016          9.435723           9.282426           627,811.1668
01/01/2017 to 12/31/2017          9.282426           9.179718           441,449.4395
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.513985          13.749101            27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465            47,292.5311
01/01/2016 to 12/31/2016         13.431465          13.796365            55,394.6160
01/01/2017 to 12/31/2017         13.796365          14.497549           120,064.9752
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.526954           8.987380         2,872,180.7332
01/01/2009 to 12/31/2009          8.987380          10.854598         3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251         3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850         3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990         2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648         2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.020101           8.690395         5,065,994.1323
01/01/2009 to 12/31/2009          8.690395          10.767338         5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574         5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042         5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083         5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509         4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.099853          14.460114         5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737         4,823,309.4711
01/01/2016 to 12/31/2016         14.056737          14.653790         4,315,423.1342
01/01/2017 to 12/31/2017         14.653790          15.932804         3,775,370.6781
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.402700           8.294780        12,007,765.4631
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.499935          14.983098         7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495         6,707,198.1384
01/01/2016 to 12/31/2016         14.536495          15.299267         5,800,643.4191
01/01/2017 to 12/31/2017         15.299267          17.249415         5,029,115.6646
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.054701           7.969996        12,276,103.0249
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998082           7.016687           271,009.5412
01/01/2009 to 12/31/2009          7.016687           8.863588           353,417.2600
01/01/2010 to 12/31/2010          8.863588           9.584867           376,771.3664
01/01/2011 to 12/31/2011          9.584867           9.253106           375,161.9153
01/01/2012 to 12/31/2012          9.253106          10.557734           386,597.9056
01/01/2013 to 04/26/2013         10.557734          11.353330                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
01/01/2016 to 12/31/2016         14.530683          15.441002         6,876,360.7866
01/01/2017 to 12/31/2017         15.441002          18.081453         6,018,917.0655
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.306100           8.630590           596,165.5651
01/01/2009 to 12/31/2009          8.630590          11.974815           552,762.9400
01/01/2010 to 12/31/2010         11.974815          13.504035           423,839.8849
01/01/2011 to 12/31/2011         13.504035          14.131542           368,727.8436
01/01/2012 to 12/31/2012         14.131542          15.493246           320,597.7553
01/01/2013 to 12/31/2013         15.493246          20.782927           289,823.6577
01/01/2014 to 12/31/2014         20.782927          20.764218           243,650.0651
01/01/2015 to 12/31/2015         20.764218          18.431923           220,307.2111
01/01/2016 to 12/31/2016         18.431923          22.214984           197,291.9068
01/01/2017 to 12/31/2017         22.214984          24.568128           173,841.2147
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064695          10.129881                 0.0000
01/01/2009 to 12/31/2009         10.129881          14.206229            12,094.9100
01/01/2010 to 12/31/2010         14.206229          17.113440            12,830.2236
01/01/2011 to 12/31/2011         17.113440          14.083849            13,442.8182
01/01/2012 to 12/31/2012         14.083849          16.315960             8,951.9780
01/01/2013 to 12/31/2013         16.315960          20.458437            11,794.4508
01/01/2014 to 12/31/2014         20.458437          18.757640            11,751.4509
01/01/2015 to 12/31/2015         18.757640          19.493020            14,436.6440
01/01/2016 to 12/31/2016         19.493020          20.270913            14,490.4597
01/01/2017 to 12/31/2017         20.270913          25.985438            11,336.3864
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.897491          22.236591            8,315.8709
01/01/2017 to 12/31/2017         22.236591          25.962156           11,638.5268
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.701227          15.535332            1,350.1000
01/01/2010 to 12/31/2010         15.535332          17.698021            1,910.3273
01/01/2011 to 12/31/2011         17.698021          16.544278            3,503.5063
01/01/2012 to 12/31/2012         16.544278          17.942723            7,439.4556
01/01/2013 to 12/31/2013         17.942723          23.399440            7,507.9566
01/01/2014 to 12/31/2014         23.399440          25.507070            9,166.0406
01/01/2015 to 12/31/2015         25.507070          25.001745            8,985.8355
01/01/2016 to 04/29/2016         25.001745          25.128938                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.789310           8.797857        1,099,658.9712
01/01/2009 to 12/31/2009          8.797857          11.396812        1,012,674.2700
01/01/2010 to 12/31/2010         11.396812          12.522598          891,888.9010
01/01/2011 to 12/31/2011         12.522598          11.791509          801,517.5740
01/01/2012 to 12/31/2012         11.791509          13.057507          645,466.4688
01/01/2013 to 12/31/2013         13.057507          17.133113          580,374.7381
01/01/2014 to 12/31/2014         17.133113          18.594661          470,387.1638
01/01/2015 to 12/31/2015         18.594661          18.686232          395,336.5316
01/01/2016 to 12/31/2016         18.686232          19.675380          360,093.6748
01/01/2017 to 12/31/2017         19.675380          22.993196          323,866.3401
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.555344          17.310581           70,025.9106
01/01/2014 to 12/31/2014         17.310581          18.860303           63,655.3725
01/01/2015 to 12/31/2015         18.860303          19.015748           53,067.2480
01/01/2016 to 12/31/2016         19.015748          19.649625           51,416.0454
01/01/2017 to 12/31/2017         19.649625          24.124685           47,444.2555
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.429601           7.838404          128,201.1462
01/01/2009 to 12/31/2009          7.838404          11.335295          123,258.8700
01/01/2010 to 12/31/2010         11.335295          14.164443           99,628.3543
01/01/2011 to 12/31/2011         14.164443          12.880067           87,881.4331
01/01/2012 to 12/31/2012         12.880067          13.417273           79,920.2742
01/01/2013 to 04/26/2013         13.417273          14.461751                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.817358           7.991434          434,112.6527
01/01/2009 to 12/31/2009          7.991434          10.959638          389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058          370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634          341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541          573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796          497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841          430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297          374,574.6308
01/01/2016 to 12/31/2016         20.906297          20.516953          342,983.9825
01/01/2017 to 12/31/2017         20.516953          27.619833          287,793.5950
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.978019           5.705506         48,998.3368
01/01/2009 to 12/31/2009          5.705506           6.910104         62,900.3900
01/01/2010 to 12/31/2010          6.910104           7.834937         45,829.0696
01/01/2011 to 12/31/2011          7.834937           7.403653         42,488.3276
01/01/2012 to 12/31/2012          7.403653           8.196467         35,289.6277
01/01/2013 to 04/26/2013          8.196467           8.798666              0.0000
--------------------------        --------           --------         -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.152174           5.392685        799,549.8858
01/01/2009 to 12/31/2009          5.392685           7.615002        718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111        634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327        548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802              0.0000
--------------------------       ---------           --------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.897321          14.351824          7,009.5700
01/01/2010 to 12/31/2010         14.351824          14.899780         12,383.0597
01/01/2011 to 12/31/2011         14.899780          15.688931         11,446.0520
01/01/2012 to 12/31/2012         15.688931          15.967684          3,990.1293
01/01/2013 to 12/31/2013         15.967684          15.287359          3,711.0506
01/01/2014 to 12/31/2014         15.287359          15.842341          8,356.5897
01/01/2015 to 12/31/2015         15.842341          15.558733          7,056.0627
01/01/2016 to 12/31/2016         15.558733          15.607822         21,253.5328
01/01/2017 to 12/31/2017         15.607822          15.788352         12,130.4752
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.743176          13.360309          3,115.8800
01/01/2010 to 12/31/2010         13.360309          16.531427         12,392.3620
01/01/2011 to 12/31/2011         16.531427          15.881398          8,726.6061
01/01/2012 to 12/31/2012         15.881398          18.298861         10,435.4501
01/01/2013 to 12/31/2013         18.298861          23.871000          9,502.0884
01/01/2014 to 12/31/2014         23.871000          25.617806         15,557.8972
01/01/2015 to 12/31/2015         25.617806          24.499360         15,303.2038
01/01/2016 to 12/31/2016         24.499360          28.909188         12,016.8642
01/01/2017 to 12/31/2017         28.909188          32.841772         14,781.6402
--------------------------       ---------          ---------        ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.895451          11.436663          4,403.1900
01/01/2010 to 12/31/2010         11.436663          12.110959         11,105.3737
01/01/2011 to 12/31/2011         12.110959          10.395367          7,808.0383
01/01/2012 to 12/31/2012         10.395367          12.046530         15,074.2341
01/01/2013 to 12/31/2013         12.046530          14.375224         14,872.7791
01/01/2014 to 12/31/2014         14.375224          13.231571         13,105.5635
01/01/2015 to 12/31/2015         13.231571          12.831574         13,062.6080
01/01/2016 to 12/31/2016         12.831574          12.731112         14,515.1117
01/01/2017 to 12/31/2017         12.731112          15.581600         11,694.3105
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         11.026831          13.541011          1,041.4200
01/01/2010 to 12/31/2010         13.541011          16.838547          5,418.5337
01/01/2011 to 12/31/2011         16.838547          15.830866          3,297.7268
01/01/2012 to 12/31/2012         15.830866          18.035140          9,276.9370
01/01/2013 to 12/31/2013         18.035140          24.478371          9,453.0474
01/01/2014 to 12/31/2014         24.478371          25.191460          7,720.6808
01/01/2015 to 12/31/2015         25.191460          23.631436          7,546.8112
01/01/2016 to 12/31/2016         23.631436          28.080742         13,928.2832
01/01/2017 to 12/31/2017         28.080742          31.540731         15,346.1938
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.532831           8.342698        293,287.0335
01/01/2009 to 12/31/2009          8.342698          10.322933        296,264.1000
01/01/2010 to 12/31/2010         10.322933          11.613853        282,084.1790
01/01/2011 to 12/31/2011         11.613853          11.599419        238,876.2858
01/01/2012 to 12/31/2012         11.599419          13.155623        252,965.0713
01/01/2013 to 12/31/2013         13.155623          17.025313        236,418.9244
01/01/2014 to 12/31/2014         17.025313          18.921391        190,682.8736
01/01/2015 to 12/31/2015         18.921391          18.762957        183,592.0918
01/01/2016 to 12/31/2016         18.762957          20.536145        174,954.6895
01/01/2017 to 12/31/2017         20.536145          24.465740        159,755.1576
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.944162          20.917289         51,971.7468
01/01/2014 to 12/31/2014         20.917289          22.725377         37,514.7262
01/01/2015 to 12/31/2015         22.725377          22.249734         38,394.5696
01/01/2016 to 12/31/2016         22.249734          24.945586         35,185.9863
01/01/2017 to 12/31/2017         24.945586          28.824199         35,265.5278
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.584222         19,860.7173
01/01/2009 to 12/31/2009          6.584222           8.080016         72,148.1900
01/01/2010 to 12/31/2010          8.080016           8.815149         88,995.4743
01/01/2011 to 12/31/2011          8.815149           8.615160         96,513.4404
01/01/2012 to 12/31/2012          8.615160           9.642956        100,159.9254
01/01/2013 to 04/26/2013          9.642956          10.551252              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.190964          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
01/01/2016 to 12/31/2016         23.104506          26.879920         33,918.0712
01/01/2017 to 12/31/2017         26.879920          30.506109         27,357.7306
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.428895           9.353781        129,427.3998
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.563767          20.865466         87,034.6666
01/01/2014 to 12/31/2014         20.865466          22.313121         75,221.8665
01/01/2015 to 12/31/2015         22.313121          24.231045         81,706.8703
01/01/2016 to 12/31/2016         24.231045          24.175418         79,224.6563
01/01/2017 to 12/31/2017         24.175418          31.710407         71,577.2356
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.297612           3.437283        217,688.2786
01/01/2009 to 12/31/2009          3.437283           5.369652        217,662.8500
01/01/2010 to 12/31/2010          5.369652           6.737666        191,266.8939
01/01/2011 to 12/31/2011          6.737666           5.965845        180,162.4399
01/01/2012 to 12/31/2012          5.965845           6.572172        143,664.0905
01/01/2013 to 04/26/2013          6.572172           6.865017              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.606782          14.726652            198.8200
01/01/2010 to 12/31/2010         14.726652          18.671588          2,093.0731
01/01/2011 to 12/31/2011         18.671588          15.288720          2,321.7774
01/01/2012 to 12/31/2012         15.288720          15.409403          2,010.5636
01/01/2013 to 12/31/2013         15.409403          16.770589          2,102.3810
01/01/2014 to 12/31/2014         16.770589          13.377435          1,066.6443
01/01/2015 to 12/31/2015         13.377435           8.839019          2,211.9820
01/01/2016 to 12/31/2016          8.839019          12.484863          1,337.3222
01/01/2017 to 12/31/2017         12.484863          12.177974          1,579.9352
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.816150          28.784568        167,700.2038
01/01/2017 to 12/31/2017         28.784568          30.530431        153,924.5260
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.124730          15.296064        436,233.8823
01/01/2009 to 12/31/2009         15.296064          20.558065        409,103.2100
01/01/2010 to 12/31/2010         20.558065          22.820826        375,779.6735
01/01/2011 to 12/31/2011         22.820826          23.425811        329,853.8532
01/01/2012 to 12/31/2012         23.425811          25.997480        291,789.8651
01/01/2013 to 12/31/2013         25.997480          27.584862        243,330.3864
01/01/2014 to 12/31/2014         27.584862          28.415302        202,093.7975
01/01/2015 to 12/31/2015         28.415302          27.315181        176,321.4559
01/01/2016 to 04/29/2016         27.315181          28.113019              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.384110          29.398029         20,431.4822
01/01/2017 to 12/31/2017         29.398029          31.196357         18,854.8803
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.744622          12.307762         17,086.2352
01/01/2011 to 12/31/2011         12.307762          12.512948         26,272.7059
01/01/2012 to 12/31/2012         12.512948          13.703146         32,377.6128
01/01/2013 to 12/31/2013         13.703146          13.655406         49,208.4362
01/01/2014 to 12/31/2014         13.655406          14.014656         45,306.4237
01/01/2015 to 12/31/2015         14.014656          13.570825         42,483.1311
01/01/2016 to 04/29/2016         13.570825          13.891353              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.846744          15.488235        134,097.4692
01/01/2009 to 12/31/2009         15.488235          15.840564         90,533.8500
01/01/2010 to 12/31/2010         15.840564          16.420744         89,900.7356
01/01/2011 to 12/31/2011         16.420744          16.986337         86,984.1514
01/01/2012 to 12/31/2012         16.986337          17.198787         84,251.4841
01/01/2013 to 12/31/2013         17.198787          16.747425         37,599.6927
01/01/2014 to 12/31/2014         16.747425          16.876560         21,516.3540
01/01/2015 to 12/31/2015         16.876560          16.634701         18,808.9727
01/01/2016 to 12/31/2016         16.634701          16.513066         17,690.1212
01/01/2017 to 12/31/2017         16.513066          16.499340         17,680.9028

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446            5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381           29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996           58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192           54,893.6108
01/01/2016 to 12/31/2016         11.935192          12.143818           63,424.3749
01/01/2017 to 12/31/2017         12.143818          13.552152           78,439.8596
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
01/01/2016 to 12/31/2016          1.009006           1.010776           28,667.9543
01/01/2017 to 12/31/2017          1.010776           1.146561           38,543.1455
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.008027           6.992356        1,720,445.9303
01/01/2009 to 12/31/2009          6.992356           8.881638        3,252,652.1300
01/01/2010 to 12/31/2010          8.881638           9.784098        3,803,708.2323
01/01/2011 to 12/31/2011          9.784098           9.405479        3,720,487.5387
01/01/2012 to 12/31/2012          9.405479          10.486500        3,636,994.6124
01/01/2013 to 12/31/2013         10.486500          12.208182        3,440,159.9043
01/01/2014 to 12/31/2014         12.208182          12.715716        3,237,064.4371
01/01/2015 to 12/31/2015         12.715716          12.400753        2,816,824.0450
01/01/2016 to 12/31/2016         12.400753          13.130747        2,691,878.8768
01/01/2017 to 12/31/2017         13.130747          15.071216        2,544,629.5379
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.998027           6.342282        1,769,045.5680
01/01/2009 to 12/31/2009          6.342282           8.349533        2,424,613.8300
01/01/2010 to 12/31/2010          8.349533           9.306378        2,498,678.8047
01/01/2011 to 12/31/2011          9.306378           8.708073        2,613,840.2336
01/01/2012 to 12/31/2012          8.708073           9.933828        2,387,465.9683
01/01/2013 to 12/31/2013          9.933828          12.206386        2,213,019.1547
01/01/2014 to 12/31/2014         12.206386          12.754435        2,176,189.9736
01/01/2015 to 12/31/2015         12.754435          12.432218        2,132,234.5042
01/01/2016 to 12/31/2016         12.432218          13.304348        2,113,354.8316
01/01/2017 to 12/31/2017         13.304348          15.857161        2,082,995.9460
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008          9.988028           5.743791          128,385.4757
01/01/2009 to 12/31/2009          5.743791           7.835191          275,571.9900
01/01/2010 to 12/31/2010          7.835191           9.105799          265,875.7822
01/01/2011 to 12/31/2011          9.105799           8.532140          251,752.5607
01/01/2012 to 12/31/2012          8.532140           9.838177          222,989.5897
01/01/2013 to 12/31/2013          9.838177          12.540809          210,768.5145
01/01/2014 to 12/31/2014         12.540809          13.325075          224,367.2955
01/01/2015 to 12/31/2015         13.325075          13.936918          205,437.9853
01/01/2016 to 12/31/2016         13.936918          14.933854          187,201.3651
01/01/2017 to 12/31/2017         14.933854          18.760905          150,830.9277
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
04/28/2008 to 12/31/2008         10.018026           7.664231          681,564.1327
01/01/2009 to 12/31/2009          7.664231           9.288692        1,864,648.0500
01/01/2010 to 12/31/2010          9.288692          10.026861        1,495,442.5447
01/01/2011 to 12/31/2011         10.026861           9.867207        1,178,660.4354
01/01/2012 to 12/31/2012          9.867207          10.740633        1,153,882.2955
01/01/2013 to 12/31/2013         10.740633          11.975342        1,086,841.1016
01/01/2014 to 12/31/2014         11.975342          12.478537        1,051,979.2246
01/01/2015 to 12/31/2015         12.478537          12.166943          972,266.5251
01/01/2016 to 12/31/2016         12.166943          12.787964          873,723.1529
01/01/2017 to 12/31/2017         12.787964          14.188915          860,359.1450
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334           62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034          134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446          145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533          122,102.4339
01/01/2016 to 12/31/2016          9.883533          10.577105          126,660.1801
01/01/2017 to 12/31/2017         10.577105          11.407300          121,448.5740
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279           25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407          106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592          149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628          121,555.5653
01/01/2016 to 12/31/2016         11.309628          11.600120          138,263.7788
01/01/2017 to 12/31/2017         11.600120          12.910083          130,530.3304
--------------------------       ---------          ---------        --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.046652          11.971652           11,511.4523
01/01/2009 to 12/31/2009         11.971652          17.243250           30,404.6800
01/01/2010 to 12/31/2010         17.243250          19.606939           64,353.0306
01/01/2011 to 12/31/2011         19.606939          19.709415           63,772.1105
01/01/2012 to 12/31/2012         19.709415          22.558187           64,114.9242
01/01/2013 to 12/31/2013         22.558187          24.223673           65,832.9796
01/01/2014 to 12/31/2014         24.223673          24.575543           62,651.1808
01/01/2015 to 12/31/2015         24.575543          23.160238           59,441.4949
01/01/2016 to 12/31/2016         23.160238          25.926754           42,053.3982
01/01/2017 to 12/31/2017         25.926754          27.441522           36,507.3027
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.065482           7.594535        2,095,952.6013
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
01/01/2016 to 12/31/2016         15.178031          16.245697          821,914.5060
01/01/2017 to 12/31/2017         16.245697          19.616323          752,347.4040
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
01/01/2016 to 12/31/2016         11.845004          12.606873          508,927.2628
01/01/2017 to 12/31/2017         12.606873          14.652688          383,920.8990
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.008110          11.722197        501,050.8223
01/01/2009 to 12/31/2009         11.722197          14.558366        376,337.5900
01/01/2010 to 12/31/2010         14.558366          17.143934        424,169.6817
01/01/2011 to 12/31/2011         17.143934          15.325747        368,891.8414
01/01/2012 to 12/31/2012         15.325747          17.758225        248,306.0224
01/01/2013 to 12/31/2013         17.758225          23.100870        300,564.8186
01/01/2014 to 12/31/2014         23.100870          23.077950        271,303.7736
01/01/2015 to 12/31/2015         23.077950          21.440311        238,350.9909
01/01/2016 to 12/31/2016         21.440311          27.639680        196,859.2677
01/01/2017 to 12/31/2017         27.639680          30.324109        162,151.4688
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         14.021368           6.123445        217,663.3260
01/01/2009 to 12/31/2009          6.123445          10.160875        298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627        251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738        251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677        395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520        275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227        268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877        279,468.2890
01/01/2016 to 12/31/2016          8.344877           9.138735        251,598.7537
01/01/2017 to 12/31/2017          9.138735          11.518991        235,248.5552
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B) (FORMERLY MET/EATON VANCE
FLOATING RATE SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          9.997534          10.195084          6,394.0405
01/01/2011 to 12/31/2011         10.195084          10.214674         10,143.5481
01/01/2012 to 12/31/2012         10.214674          10.766904         27,171.1595
01/01/2013 to 12/31/2013         10.766904          10.980504         34,886.3694
01/01/2014 to 12/31/2014         10.980504          10.864003         21,439.5310
01/01/2015 to 12/31/2015         10.864003          10.581094         22,800.1949
01/01/2016 to 12/31/2016         10.581094          11.355595         36,587.0674
01/01/2017 to 12/31/2017         11.355595          11.563724         33,576.1634
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987535           9.740597         41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641         57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338         69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415         51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514         51,938.0170
01/01/2016 to 12/31/2016          9.612514           9.736865         50,880.7457
01/01/2017 to 12/31/2017          9.736865           9.690991         46,063.4024
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/04/2009 to 12/31/2009          9.998027          10.867960              0.0000
01/01/2010 to 12/31/2010         10.867960          12.119715          2,034.1542
01/01/2011 to 12/31/2011         12.119715          11.864590          2,056.6735
01/01/2012 to 12/31/2012         11.864590          13.316647         17,103.0465
01/01/2013 to 12/31/2013         13.316647          13.214774         19,298.3165
01/01/2014 to 12/31/2014         13.214774          13.127056          2,806.8004
01/01/2015 to 12/31/2015         13.127056          12.356527          2,694.8733
01/01/2016 to 12/31/2016         12.356527          12.242243          2,519.6144
01/01/2017 to 12/31/2017         12.242243          12.041259          2,755.6960
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          16.064120           9.201824       233,787.8379
01/01/2009 to 12/31/2009           9.201824          12.176868       226,420.8600
01/01/2010 to 12/31/2010          12.176868          13.886119       203,887.4580
01/01/2011 to 12/31/2011          13.886119          12.876948       181,275.4715
01/01/2012 to 12/31/2012          12.876948          15.932812       173,902.1391
01/01/2013 to 12/31/2013          15.932812          16.203410       168,721.1437
01/01/2014 to 12/31/2014          16.203410          18.025806       149,686.7665
01/01/2015 to 12/31/2015          18.025806          17.456087       133,216.9319
01/01/2016 to 12/31/2016          17.456087          17.294568       125,290.4153
01/01/2017 to 12/31/2017          17.294568          18.812199       121,623.4104
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008           7.645002           4.576046       889,722.4014
01/01/2009 to 12/31/2009           4.576046           5.975843       818,395.1000
01/01/2010 to 12/31/2010           5.975843           7.265437       729,554.0714
01/01/2011 to 12/31/2011           7.265437           7.367833       835,271.7525
01/01/2012 to 12/31/2012           7.367833           8.574900       766,531.6980
01/01/2013 to 12/31/2013           8.574900          12.262580       676,170.6117
01/01/2014 to 12/31/2014          12.262580          14.319275       596,554.9374
01/01/2015 to 12/31/2015          14.319275          13.496115       548,961.2803
01/01/2016 to 12/31/2016          13.496115          13.610663       528,059.9942
01/01/2017 to 12/31/2017          13.610663          15.829482       497,897.3619
--------------------------        ---------          ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY CLEARBRIDGE AGGRESSIVE
GROWTH SUB-ACCOUNT II (CLASS B))
05/03/2010 to 12/31/2010         135.103915         138.571745           104.9272
01/01/2011 to 12/31/2011         138.571745         125.835311           505.6277
01/01/2012 to 12/31/2012         125.835311         151.404221         1,120.6220
01/01/2013 to 12/31/2013         151.404221         191.509486           748.4861
01/01/2014 to 04/25/2014         191.509486         199.169061             0.0000
--------------------------       ----------         ----------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          10.271927           4.578276       255,592.6761
01/01/2009 to 12/31/2009           4.578276           6.203956       280,709.8600
01/01/2010 to 12/31/2010           6.203956           6.540272       272,006.9936
01/01/2011 to 04/29/2011           6.540272           6.945274             0.0000
--------------------------       ----------         ----------       ------------

WELLS CAPITAL MANAGEMENT MID CAP VALUE SUB-ACCOUNT (CLASS B)(FORMERLY GOLDMAN SACHS MID
CAP VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          15.183900           9.532418       195,491.9278
01/01/2009 to 12/31/2009           9.532418          12.386674       165,034.7800
01/01/2010 to 12/31/2010          12.386674          15.113932       152,386.6406
01/01/2011 to 12/31/2011          15.113932          13.910583       120,617.2515
01/01/2012 to 12/31/2012          13.910583          16.136315       106,272.5651
01/01/2013 to 12/31/2013          16.136315          21.023179        97,683.5078
01/01/2014 to 12/31/2014          21.023179          23.379678        82,000.4297
01/01/2015 to 12/31/2015          23.379678          20.868641        75,518.4148
01/01/2016 to 12/31/2016          20.868641          23.198484        75,367.1052
01/01/2017 to 12/31/2017          23.198484          25.244402        70,715.8769
--------------------------       ----------         ----------       ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.017716          11.041112          460,978.6793
01/01/2009 to 12/31/2009         11.041112          16.815186          436,066.6800
01/01/2010 to 12/31/2010         16.815186          19.227231          375,253.8749
01/01/2011 to 12/31/2011         19.227231          16.192619          340,157.1260
01/01/2012 to 12/31/2012         16.192619          20.554229          302,938.1809
01/01/2013 to 12/31/2013         20.554229          26.342855          280,422.8714
01/01/2014 to 12/31/2014         26.342855          24.374836          242,136.9359
01/01/2015 to 12/31/2015         24.374836          22.857379          225,877.8639
01/01/2016 to 12/31/2016         22.857379          24.285490          210,867.8659
01/01/2017 to 12/31/2017         24.285490          31.111778          185,936.8420
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
01/01/2016 to 12/31/2016          1.020107           1.119301        1,594,196.9339
01/01/2017 to 12/31/2017          1.119301           1.209332        1,689,534.0344
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.404215           7.177860          135,640.6151
01/01/2009 to 12/31/2009          7.177860           8.923076          210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751          222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920          203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525          190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004          203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046          178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038          167,274.6283
01/01/2016 to 12/31/2016         14.936038          17.207145          142,618.4066
01/01/2017 to 12/31/2017         17.207145          19.946752          134,195.7977
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.637262           9.409582          507,753.1697
01/01/2009 to 12/31/2009          9.409582          12.367259          466,082.9400
01/01/2010 to 12/31/2010         12.367259          15.327193          398,408.3390
01/01/2011 to 12/31/2011         15.327193          14.891553          376,693.7405
01/01/2012 to 12/31/2012         14.891553          17.290758          262,322.7907
01/01/2013 to 12/31/2013         17.290758          23.805318          319,630.3724
01/01/2014 to 12/31/2014         23.805318          25.230252          219,059.4686
01/01/2015 to 12/31/2015         25.230252          24.356456          246,796.9706
01/01/2016 to 12/31/2016         24.356456          26.657372          177,440.4265
01/01/2017 to 12/31/2017         26.657372          32.816005          155,427.6019
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         11.009975          10.444963           85,438.0167
01/01/2014 to 12/31/2014         10.444963          10.781011           83,817.6709
01/01/2015 to 12/31/2015         10.781011          10.639824           89,903.9016
01/01/2016 to 12/31/2016         10.639824          10.683050           90,417.9567
01/01/2017 to 12/31/2017         10.683050          10.840479           96,120.3877
--------------------------       ---------          ---------        --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B) (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS
C) AND BEFORE THAT AMERICAN
 FUNDS(Reg. TM) BOND SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.038026           8.927771           28,139.0758
01/01/2009 to 12/31/2009          8.927771           9.831441           98,998.2100
01/01/2010 to 12/31/2010          9.831441          10.245177           91,375.3237
01/01/2011 to 12/31/2011         10.245177          10.645421           85,889.9308
01/01/2012 to 12/31/2012         10.645421          10.968482           81,720.2668
01/01/2013 to 04/26/2013         10.968482          10.939784                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153           60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470          214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313          856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452          368,009.6133
01/01/2016 to 12/31/2016          1.188452           1.201136          516,439.2395
01/01/2017 to 12/31/2017          1.201136           1.376287          514,108.5071
--------------------------        --------           --------          ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.947617           7.723640           67,446.3153
01/01/2009 to 12/31/2009          7.723640          10.682263           87,508.4400
01/01/2010 to 12/31/2010         10.682263          12.801388          124,628.4800
01/01/2011 to 12/31/2011         12.801388          12.387038          148,487.6007
01/01/2012 to 12/31/2012         12.387038          14.224693          106,257.2654
01/01/2013 to 12/31/2013         14.224693          16.363954          101,570.1525
01/01/2014 to 12/31/2014         16.363954          16.629275           86,688.3877
01/01/2015 to 12/31/2015         16.629275          16.533129          117,207.0214
01/01/2016 to 12/31/2016         16.533129          17.013925           55,822.2046
01/01/2017 to 12/31/2017         17.013925          20.549735           50,961.1050
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
01/01/2016 to 12/31/2016          1.170076           1.199325          255,701.9051
01/01/2017 to 12/31/2017          1.199325           1.361091        4,108,469.3007
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.454683           9.884817          588,021.2914
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
01/01/2016 to 12/31/2016         14.538673          14.154316          333,718.6671
01/01/2017 to 12/31/2017         14.154316          17.816812          301,507.7952
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
01/01/2016 to 12/31/2016          0.958753           1.046394           19,111.0620
01/01/2017 to 12/31/2017          1.046394           1.157256           15,416.9171
--------------------------       ---------          ---------        --------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.905367          10.886879          628,379.5045
01/01/2009 to 12/31/2009         10.886879          12.622618          612,207.5700
01/01/2010 to 12/31/2010         12.622618          13.359664          615,557.8327
01/01/2011 to 12/31/2011         13.359664          14.583906          522,777.4984
01/01/2012 to 12/31/2012         14.583906          15.630297          458,817.4301
01/01/2013 to 12/31/2013         15.630297          13.927562          448,389.8588
01/01/2014 to 12/31/2014         13.927562          14.074860          414,385.7765
01/01/2015 to 12/31/2015         14.074860          13.393833          376,259.3810
01/01/2016 to 12/31/2016         13.393833          13.810534          361,228.0233
01/01/2017 to 12/31/2017         13.810534          14.035225          331,369.4677
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.969788          12.790020        1,298,575.9372
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
01/01/2016 to 12/31/2016         16.586082          16.715339          862,620.4311
01/01/2017 to 12/31/2017         16.715339          17.156877          852,758.9925
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912           40,902.4915
01/01/2013 to 12/31/2013         10.865912          10.189740           39,474.2888
01/01/2014 to 12/31/2014         10.189740          10.764236           17,646.5389
01/01/2015 to 12/31/2015         10.764236          10.617679           23,631.2964
01/01/2016 to 12/31/2016         10.617679          10.565643           18,197.4663
01/01/2017 to 12/31/2017         10.565643          10.647479           23,500.6897
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
01/01/2016 to 12/31/2016         11.097109          11.396794          138,536.7897
01/01/2017 to 12/31/2017         11.396794          13.037902            8,676.5422
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
01/01/2016 to 12/31/2016          1.186739           1.231461          962,467.9228
01/01/2017 to 12/31/2017          1.231461           1.382471          964,595.7819
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          8.301144           8.460286           87,036.9202
01/01/2009 to 12/31/2009          8.460286          10.377335          310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728          415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300          517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198          425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021          425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773          368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291          322,806.9862
01/01/2016 to 12/31/2016         13.967291          14.511610          306,428.2172
01/01/2017 to 12/31/2017         14.511610          16.514029          278,106.2158
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
11/10/2008 to 12/31/2008          7.686099           7.756380           57,831.2657
01/01/2009 to 12/31/2009          7.756380           9.834791          188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635          240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738          286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538          294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441          307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340          309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705          327,792.1752
01/01/2016 to 12/31/2016         13.789705          14.475466          287,217.1556
01/01/2017 to 12/31/2017         14.475466          17.009871          274,988.8739
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.412292          35.274100        423,441.9663
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
01/01/2016 to 12/31/2016         71.285095          81.176371        215,566.9549
01/01/2017 to 12/31/2017         81.176371          93.245806        189,555.8010
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.505627           5.624666        627,621.3948
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
01/01/2016 to 12/31/2016         16.920211          17.651325        283,430.1207
01/01/2017 to 12/31/2017         17.651325          21.627224        260,601.1093
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008         24.701441          16.230660        189,869.0687
01/01/2009 to 12/31/2009         16.230660          20.170985        255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818        234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724        155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199        145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186        177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974        169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245        109,936.5915
01/01/2016 to 12/31/2016         32.644245          37.032845        129,476.4644
01/01/2017 to 12/31/2017         37.032845          39.820499        111,016.9477
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         13.591377          14.875007         70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177         70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265         71,647.9353
01/01/2016 to 12/31/2016         13.568265          13.999304         67,163.9269
01/01/2017 to 12/31/2017         13.999304          18.547795         58,399.9164
--------------------------       ---------          ---------        ------------

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B) (FORMERLY AMERICAN FUNDS(Reg.
TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
04/28/2008 to 12/31/2008         10.088023           6.038254         39,234.0356
01/01/2009 to 12/31/2009          6.038254           8.454436        111,257.9200
01/01/2010 to 12/31/2010          8.454436           8.876070        126,813.5087
01/01/2011 to 12/31/2011          8.876070           7.472605        120,514.0081
01/01/2012 to 12/31/2012          7.472605           8.618659        106,573.4907
01/01/2013 to 04/26/2013          8.618659           8.927398              0.0000
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.439815          10.519575         1,816,844.5984
01/01/2009 to 12/31/2009         10.519575          10.358072         1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286           945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289         1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061         1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997           734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058           676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185           735,108.1518
01/01/2016 to 12/31/2016          9.297185           9.141565           731,804.6032
01/01/2017 to 12/31/2017          9.141565           9.035909           551,568.9217
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.453089          13.682515            13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733            49,276.4636
01/01/2016 to 12/31/2016         13.359733          13.715825            71,093.4173
01/01/2017 to 12/31/2017         13.715825          14.405732            68,810.8373
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.508762           8.968693         1,635,860.6121
01/01/2009 to 12/31/2009          8.968693          10.826616         2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861         3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574         3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462         2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466         2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.001131           8.672324         4,853,593.9947
01/01/2009 to 12/31/2009          8.672324          10.739578         5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988         5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326         4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561         4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353         3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.036313          14.390080         5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661         4,900,397.5355
01/01/2016 to 12/31/2016         13.981661          14.568240         4,449,925.9778
01/01/2017 to 12/31/2017         14.568240          15.831892         3,902,999.5794
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.383127           8.277530        17,988,455.9112
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
01/01/2016 to 12/31/2016         14.458852          15.209943        10,295,072.4353
01/01/2017 to 12/31/2017         15.209943          17.140160         9,194,586.4537
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.034100           7.953419        16,996,458.2720
01/01/2009 to 12/31/2009          7.953419          10.162676        15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582        13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780        12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927        11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509        11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998027           7.014269           378,262.6209
01/01/2009 to 12/31/2009          7.014269           8.856104           557,059.5200
01/01/2010 to 12/31/2010          8.856104           9.571990           567,386.4942
01/01/2011 to 12/31/2011          9.571990           9.236064           544,047.1713
01/01/2012 to 12/31/2012          9.236064          10.532994           526,519.1755
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
01/01/2016 to 12/31/2016         14.453064          15.350843         9,239,131.0969
01/01/2017 to 12/31/2017         15.350843          17.966920         8,330,152.7301
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/ARTISAN MID CAP
VALUE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         16.131145           8.533693           377,907.7540
01/01/2009 to 12/31/2009          8.533693          11.834451           331,123.6300
01/01/2010 to 12/31/2010         11.834451          13.339080           280,224.7819
01/01/2011 to 12/31/2011         13.339080          13.951958           230,214.7237
01/01/2012 to 12/31/2012         13.951958          15.288669           227,434.9548
01/01/2013 to 12/31/2013         15.288669          20.498259           226,140.7731
01/01/2014 to 12/31/2014         20.498259          20.469564           203,587.8705
01/01/2015 to 12/31/2015         20.469564          18.161276           186,126.7284
01/01/2016 to 12/31/2016         18.161276          21.877849           163,343.5623
01/01/2017 to 12/31/2017         21.877849          24.183224           144,341.4992
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008         10.064543          10.129022               151.0011
01/01/2009 to 12/31/2009         10.129022          14.197922            14,034.2000
01/01/2010 to 12/31/2010         14.197922          17.094897            14,594.0220
01/01/2011 to 12/31/2011         17.094897          14.061559             6,668.7874
01/01/2012 to 12/31/2012         14.061559          16.281954             7,454.5487
01/01/2013 to 12/31/2013         16.281954          20.405601            12,789.2166
01/01/2014 to 12/31/2014         20.405601          18.699838            12,444.6349
01/01/2015 to 12/31/2015         18.699838          19.423236            22,503.2465
01/01/2016 to 12/31/2016         19.423236          20.188248            22,542.2040
01/01/2017 to 12/31/2017         20.188248          25.866578            23,554.1732
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.749126          22.078608           47,712.0703
01/01/2017 to 12/31/2017         22.078608          25.764862           47,118.5066
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.604707          15.412194           67,619.5000
01/01/2010 to 12/31/2010         15.412194          17.548973           62,413.3547
01/01/2011 to 12/31/2011         17.548973          16.396759           55,261.9462
01/01/2012 to 12/31/2012         16.396759          17.773798           51,422.9335
01/01/2013 to 12/31/2013         17.773798          23.167563           51,819.0742
01/01/2014 to 12/31/2014         23.167563          25.241683           49,647.7236
01/01/2015 to 12/31/2015         25.241683          24.729244           44,033.7749
01/01/2016 to 04/29/2016         24.729244          24.850964                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.630624           8.699080        1,318,175.6319
01/01/2009 to 12/31/2009          8.699080          11.263222        1,224,577.7000
01/01/2010 to 12/31/2010         11.263222          12.369630        1,120,293.8513
01/01/2011 to 12/31/2011         12.369630          11.641659          987,619.3230
01/01/2012 to 12/31/2012         11.641659          12.885091          857,991.0856
01/01/2013 to 12/31/2013         12.885091          16.898436          754,758.6576
01/01/2014 to 12/31/2014         16.898436          18.330797          664,359.8467
01/01/2015 to 12/31/2015         18.330797          18.411859          591,855.9892
01/01/2016 to 12/31/2016         18.411859          19.376793          529,058.4030
01/01/2017 to 12/31/2017         19.376793          22.632977          483,913.2955
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         14.489942          17.226997           69,223.6879
01/01/2014 to 12/31/2014         17.226997          18.759852           57,054.4151
01/01/2015 to 12/31/2015         18.759852          18.905012           44,427.8319
01/01/2016 to 12/31/2016         18.905012          19.525432           39,802.2079
01/01/2017 to 12/31/2017         19.525432          23.960265           35,176.0948
--------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT
(CLASS B))
01/01/2008 to 12/31/2008         15.401303           7.820092          115,997.7577
01/01/2009 to 12/31/2009          7.820092          11.303161          114,728.7400
01/01/2010 to 12/31/2010         11.303161          14.117238           94,445.7320
01/01/2011 to 12/31/2011         14.117238          12.830735           75,490.4088
01/01/2012 to 12/31/2012         12.830735          13.359163           76,085.4478
01/01/2013 to 04/26/2013         13.359163          14.396828                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.736327           7.936920          527,842.6455
01/01/2009 to 12/31/2009          7.936920          10.879438          487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387          441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536          391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480          770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249          688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273          687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121          575,660.4057
01/01/2016 to 12/31/2016         20.691121          20.295634          459,128.3347
01/01/2017 to 12/31/2017         20.295634          27.308289          396,442.2104
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT RAINIER LARGE
 CAP EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          9.977183           5.702159        213,804.3003
01/01/2009 to 12/31/2009          5.702159           6.902598        208,651.7600
01/01/2010 to 12/31/2010          6.902598           7.822517         23,794.2214
01/01/2011 to 12/31/2011          7.822517           7.388228        222,381.5193
01/01/2012 to 12/31/2012          7.388228           8.175281         21,753.4939
01/01/2013 to 04/26/2013          8.175281           8.774528              0.0000
--------------------------        --------           --------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.043168           5.332099        993,381.0298
01/01/2009 to 12/31/2009          5.332099           7.525685        905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054        803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451        686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013              0.0000
--------------------------       ---------           --------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         13.824619          14.272032          1,981.4300
01/01/2010 to 12/31/2010         14.272032          14.809536          8,268.9298
01/01/2011 to 12/31/2011         14.809536          15.586135         11,688.6909
01/01/2012 to 12/31/2012         15.586135          15.855089         15,848.2219
01/01/2013 to 12/31/2013         15.855089          15.171972          9,739.7190
01/01/2014 to 12/31/2014         15.171972          15.714905         11,614.2995
01/01/2015 to 12/31/2015         15.714905          15.425862         21,883.0563
01/01/2016 to 12/31/2016         15.425862          15.466796         20,831.0222
01/01/2017 to 12/31/2017         15.466796          15.637896         21,806.5342
--------------------------       ---------          ---------        ------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/04/2009 to 12/31/2009         10.695786          13.296994         10,904.3100
01/01/2010 to 12/31/2010         13.296994          16.444869          5,312.0442
01/01/2011 to 12/31/2011         16.444869          15.790359          5,068.6268
01/01/2012 to 12/31/2012         15.790359          18.184822          5,444.2590
01/01/2013 to 12/31/2013         18.184822          23.710385          9,137.4498
01/01/2014 to 12/31/2014         23.710385          25.432717         13,020.8327
01/01/2015 to 12/31/2015         25.432717          24.310190         14,014.7385
01/01/2016 to 12/31/2016         24.310190          28.671634         15,306.9460
01/01/2017 to 12/31/2017         28.671634          32.555673         16,545.3461
--------------------------       ---------          ---------        ------------

METLIFE MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY MSCI EAFE(Reg. TM)
INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009          8.848886          11.373048            108.5900
01/01/2010 to 12/31/2010         11.373048          12.037580          1,154.5455
01/01/2011 to 12/31/2011         12.037580          10.327221            818.1329
01/01/2012 to 12/31/2012         10.327221          11.961547          1,570.5152
01/01/2013 to 12/31/2013         11.961547          14.266681          4,280.1639
01/01/2014 to 12/31/2014         14.266681          13.125095          5,624.9478
01/01/2015 to 12/31/2015         13.125095          12.721950          4,094.6342
01/01/2016 to 12/31/2016         12.721950          12.616036          8,566.0549
01/01/2017 to 12/31/2017         12.616036          15.433067         10,432.4373
--------------------------       ---------          ---------        ------------

METLIFE RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G) (FORMERLY RUSSELL 2000(Reg.
TM) INDEX SUB-ACCOUNT (CLASS G))
05/04/2009 to 12/31/2009         10.969103          13.465685         10,925.9700
01/01/2010 to 12/31/2010         13.465685          16.736517         11,728.3571
01/01/2011 to 12/31/2011         16.736517          15.727087          5,294.0475
01/01/2012 to 12/31/2012         15.727087          17.907911          7,143.4603
01/01/2013 to 12/31/2013         17.907911          24.293548         17,911.7560
01/01/2014 to 12/31/2014         24.293548          24.988752         21,042.0136
01/01/2015 to 12/31/2015         24.988752          23.429556         17,758.9461
01/01/2016 to 12/31/2016         23.429556          27.826941         16,294.3585
01/01/2017 to 12/31/2017         27.826941          31.240082         17,492.0861
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.424435           8.273378        270,144.6858
01/01/2009 to 12/31/2009          8.273378          10.234088        290,907.4100
01/01/2010 to 12/31/2010         10.234088          11.510447        246,176.4788
01/01/2011 to 12/31/2011         11.510447          11.492700        244,933.6841
01/01/2012 to 12/31/2012         11.492700          13.030657        238,255.2995
01/01/2013 to 12/31/2013         13.030657          16.858533        221,661.6539
01/01/2014 to 12/31/2014         16.858533          18.730418        197,774.5182
01/01/2015 to 12/31/2015         18.730418          18.568010        175,086.0369
01/01/2016 to 12/31/2016         18.568010          20.316679        172,426.4139
01/01/2017 to 12/31/2017         20.316679          24.197045        180,015.7744
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         17.811965          20.756199        105,176.6217
01/01/2014 to 12/31/2014         20.756199          22.539090         67,111.9496
01/01/2015 to 12/31/2015         22.539090          22.056313         52,975.5370
01/01/2016 to 12/31/2016         22.056313          24.716370         57,444.3217
01/01/2017 to 12/31/2017         24.716370          28.545114         61,428.9087
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.581951         28,919.6475
01/01/2009 to 12/31/2009          6.581951           8.073191        214,997.4100
01/01/2010 to 12/31/2010          8.073191           8.803303        224,220.4211
01/01/2011 to 12/31/2011          8.803303           8.599289        234,873.0590
01/01/2012 to 12/31/2012          8.599289           9.620356        220,738.7279
01/01/2013 to 04/26/2013          9.620356          10.524851              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.068260          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
01/01/2016 to 12/31/2016         22.926111          26.659045         99,726.2378
01/01/2017 to 12/31/2017         26.659045          30.240358         92,980.0361
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.297171           9.269262        172,029.0776
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.444247          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
01/01/2016 to 12/31/2016         24.024065          23.956932        135,689.4469
01/01/2017 to 12/31/2017         23.956932          31.408174        134,462.1864
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY RCM TECHNOLOGY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008          6.229901           3.398616        201,977.2869
01/01/2009 to 12/31/2009          3.398616           5.306594        275,558.0900
01/01/2010 to 12/31/2010          5.306594           6.655218        206,138.7608
01/01/2011 to 12/31/2011          6.655218           5.889901        165,476.5989
01/01/2012 to 12/31/2012          5.889901           6.485249        137,184.1621
01/01/2013 to 04/26/2013          6.485249           6.773144              0.0000
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         11.603814          14.718034              0.0000
01/01/2010 to 12/31/2010         14.718034          18.651343          8,095.9737
01/01/2011 to 12/31/2011         18.651343          15.264514          6,758.6347
01/01/2012 to 12/31/2012         15.264514          15.377272          3,585.4584
01/01/2013 to 12/31/2013         15.377272          16.727253          3,077.9265
01/01/2014 to 12/31/2014         16.727253          13.336181          2,896.0062
01/01/2015 to 12/31/2015         13.336181           8.807343          3,739.1815
01/01/2016 to 12/31/2016          8.807343          12.433905          2,807.6768
01/01/2017 to 12/31/2017         12.433905          12.122223          3,165.4990
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518509          28.467128        286,938.2632
01/01/2017 to 12/31/2017         28.467128          30.178689        272,306.2629
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.919602          15.124411        584,225.4541
01/01/2009 to 12/31/2009         15.124411          20.317210        519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192        465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254        405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361        378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186        345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247        323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264        283,568.6505
01/01/2016 to 04/29/2016         26.914264          27.695839              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E)
05/02/2016 to 12/31/2016         28.080394          29.073825         22,924.8306
01/01/2017 to 12/31/2017         29.073825          30.836944         21,080.7845
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS E) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS E))
05/03/2010 to 12/31/2010         11.733980          12.292535          2,020.2594
01/01/2011 to 12/31/2011         12.292535          12.491238         16,762.6537
01/01/2012 to 12/31/2012         12.491238          13.672498         71,298.7942
01/01/2013 to 12/31/2013         13.672498          13.618052         86,765.1833
01/01/2014 to 12/31/2014         13.618052          13.969333         56,442.5192
01/01/2015 to 12/31/2015         13.969333          13.520174         55,530.1065
01/01/2016 to 04/29/2016         13.520174          13.837231              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.742695          15.378827         14,224.6665
01/01/2009 to 12/31/2009         15.378827          15.720806         29,969.4600
01/01/2010 to 12/31/2010         15.720806          16.288453         32,170.8658
01/01/2011 to 12/31/2011         16.288453          16.841092         41,783.1302
01/01/2012 to 12/31/2012         16.841092          17.043155         34,672.0779
01/01/2013 to 12/31/2013         17.043155          16.587579         28,701.0380
01/01/2014 to 12/31/2014         16.587579          16.707126         21,981.5391
01/01/2015 to 12/31/2015         16.707126          16.459462         19,248.7296
01/01/2016 to 12/31/2016         16.459462          16.330939         18,874.6397
01/01/2017 to 12/31/2017         16.330939          16.309229         18,782.5625

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2017. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND EXAMPLES--Separate Account Annual Expenses" for more information. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2008 to 12/31/2008         20.559009          12.089678         39,057.5895
01/01/2009 to 12/31/2009         12.089678          16.123098         29,914.2300
01/01/2010 to 12/31/2010         16.123098          17.944243         25,658.5638
01/01/2011 to 12/31/2011         17.944243          16.502309         20,197.6082
01/01/2012 to 12/31/2012         16.502309          18.799138         17,539.3485
01/01/2013 to 12/31/2013         18.799138          22.062525         10,966.3777
01/01/2014 to 12/31/2014         22.062525          21.827884         10,159.2298
01/01/2015 to 12/31/2015         21.827884          21.020002          9,407.8850
01/01/2016 to 12/31/2016         21.020002          20.634156          8,135.6786
01/01/2017 to 12/31/2017         20.634156          25.028705          7,518.5848
--------------------------       ---------          ---------         -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2008 to 12/31/2008         20.253814          11.877065         83,417.3222
01/01/2009 to 12/31/2009         11.877065          15.800848         80,862.6600
01/01/2010 to 12/31/2010         15.800848          17.545849         82,664.3488
01/01/2011 to 12/31/2011         17.545849          16.092555         70,232.1735
01/01/2012 to 12/31/2012         16.092555          18.288288         73,311.0573
01/01/2013 to 12/31/2013         18.288288          21.409633         71,183.5926
01/01/2014 to 12/31/2014         21.409633          21.130937         69,559.0511
01/01/2015 to 12/31/2015         21.130937          20.292070         64,906.0384
01/01/2016 to 12/31/2016         20.292070          19.870554         65,726.7891
01/01/2017 to 12/31/2017         19.870554          24.048366         59,345.4838
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.219284          10.568199          9,872.4945
01/01/2013 to 12/31/2013         10.568199          11.582847         19,659.1276
01/01/2014 to 12/31/2014         11.582847          12.261112         15,462.5411
01/01/2015 to 12/31/2015         12.261112          12.160685         14,536.0810
01/01/2016 to 12/31/2016         12.160685          12.422836         42,967.8487
01/01/2017 to 12/31/2017         12.422836          13.918914         41,055.5058
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996850           1.040408              0.0000
01/01/2015 to 12/31/2015          1.040408           1.015852              0.0000
01/01/2016 to 12/31/2016          1.015852           1.021713              0.0000
01/01/2017 to 12/31/2017          1.021713           1.163597              0.0000
--------------------------       ---------          ---------         -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.045581           7.011667        109,776.8648
01/01/2009 to 12/31/2009          7.011667           8.941853        365,651.4700
01/01/2010 to 12/31/2010          8.941853           9.889880        514,685.6801
01/01/2011 to 12/31/2011          9.889880           9.545193        570,881.0633
01/01/2012 to 12/31/2012          9.545193          10.685140        553,826.7001
01/01/2013 to 12/31/2013         10.685140          12.489271        462,215.0924
01/01/2014 to 12/31/2014         12.489271          13.060633        503,087.9344
01/01/2015 to 12/31/2015         13.060633          12.788193        488,052.8475
01/01/2016 to 12/31/2016         12.788193          13.595256        561,371.6273
01/01/2017 to 12/31/2017         13.595256          15.666705        573,335.4448
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.450129           6.359814         86,154.4539
01/01/2009 to 12/31/2009          6.359814           8.406163        324,996.1000
01/01/2010 to 12/31/2010          8.406163           9.407014        406,660.5433
01/01/2011 to 12/31/2011          9.407014           8.837455        386,230.4869
01/01/2012 to 12/31/2012          8.837455          10.122028        417,351.8192
01/01/2013 to 12/31/2013         10.122028          12.487463        301,881.4066
01/01/2014 to 12/31/2014         12.487463          13.100436        276,165.2396
01/01/2015 to 12/31/2015         13.100436          12.820674        267,650.2691
01/01/2016 to 12/31/2016         12.820674          13.775033        297,849.9455
01/01/2017 to 12/31/2017         13.775033          16.483735        297,093.6802
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.650957           7.685380         78,370.5567
01/01/2009 to 12/31/2009          7.685380           9.351642        125,985.2400
01/01/2010 to 12/31/2010          9.351642          10.135248        195,172.1714
01/01/2011 to 12/31/2011         10.135248          10.013751        172,156.6061
01/01/2012 to 12/31/2012         10.013751          10.944060        195,774.4650
01/01/2013 to 12/31/2013         10.944060          12.251046        157,082.3929
01/01/2014 to 12/31/2014         12.251046          12.816991        193,689.1529
01/01/2015 to 12/31/2015         12.816991          12.547047        259,639.3694
01/01/2016 to 12/31/2016         12.547047          13.240317        247,024.1120
01/01/2017 to 12/31/2017         13.240317          14.749515        233,071.0523
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.153421          11.560958         78,687.2378
01/01/2013 to 12/31/2013         11.560958          11.013615         64,229.5813
01/01/2014 to 12/31/2014         11.013615          11.294663         54,908.8288
01/01/2015 to 12/31/2015         11.294663          10.071399         80,579.4510
01/01/2016 to 12/31/2016         10.071399          10.821342         75,737.7857
01/01/2017 to 12/31/2017         10.821342          11.717341         72,262.8204
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.974236          10.297225         65,814.7992
01/01/2013 to 12/31/2013         10.297225          11.200807         84,971.8824
01/01/2014 to 12/31/2014         11.200807          11.698501         83,056.3491
01/01/2015 to 12/31/2015         11.698501          11.523323         71,338.4715
01/01/2016 to 12/31/2016         11.523323          11.866670         61,802.6802
01/01/2017 to 12/31/2017         11.866670          13.259498         54,722.5300
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.988083           9.767007           22,478.3298
01/01/2012 to 12/31/2012          9.767007          10.054067           37,926.1028
01/01/2013 to 12/31/2013         10.054067          10.029369           31,351.5397
01/01/2014 to 12/31/2014         10.029369           9.994549           48,996.3299
01/01/2015 to 12/31/2015          9.994549           9.794250           71,969.4221
01/01/2016 to 12/31/2016          9.794250           9.960714           67,259.4787
01/01/2017 to 12/31/2017          9.960714           9.953412           73,328.1346
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.823082           7.722094        3,840,682.0826
01/01/2009 to 12/31/2009          7.722094          10.100668        3,504,983.5700
01/01/2010 to 12/31/2010         10.100668          11.603880        3,319,453.8282
01/01/2011 to 12/31/2011         11.603880          10.781962        2,974,570.0289
01/01/2012 to 12/31/2012         10.781962          12.411214        2,863,186.0500
01/01/2013 to 12/31/2013         12.411214          15.849987        3,012,187.3011
01/01/2014 to 12/31/2014         15.849987          16.424966        2,359,252.8177
01/01/2015 to 12/31/2015         16.424966          15.871355        2,144,347.8966
01/01/2016 to 12/31/2016         15.871355          17.055870        1,850,596.3118
01/01/2017 to 12/31/2017         17.055870          20.676841        1,522,734.4383
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 01/01/2008         11.064093          11.064093        4,889,736.3181
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.001185          10.465180           29,368.5301
01/01/2013 to 12/31/2013         10.465180          11.801777          195,730.6705
01/01/2014 to 12/31/2014         11.801777          12.760543          214,957.1040
01/01/2015 to 12/31/2015         12.760543          12.068797          190,703.8577
01/01/2016 to 12/31/2016         12.068797          12.896529          192,698.7753
01/01/2017 to 12/31/2017         12.896529          15.049220          175,704.2086
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS A) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.372606          13.431072           18,857.2111
01/01/2009 to 12/31/2009         13.431072          16.796043           17,087.9900
01/01/2010 to 12/31/2010         16.796043          19.899465           13,013.3584
01/01/2011 to 12/31/2011         19.899465          17.916631           10,342.6919
01/01/2012 to 12/31/2012         17.916631          20.894995            5,625.0333
01/01/2013 to 12/31/2013         20.894995          27.365591            5,430.4123
01/01/2014 to 12/31/2014         27.365591          27.515295            4,326.2379
01/01/2015 to 12/31/2015         27.515295          25.720381            4,251.6807
01/01/2016 to 12/31/2016         25.720381          33.366558            4,118.6216
01/01/2017 to 12/31/2017         33.366558          36.845935            3,649.4540
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.398251          12.039391          293,653.6606
01/01/2009 to 12/31/2009         12.039391          15.012256          272,385.8900
01/01/2010 to 12/31/2010         15.012256          17.749214          253,220.4909
01/01/2011 to 12/31/2011         17.749214          15.930335          222,879.8891
01/01/2012 to 12/31/2012         15.930335          18.533118          190,630.6114
01/01/2013 to 12/31/2013         18.533118          24.205448          163,707.1051
01/01/2014 to 12/31/2014         24.205448          24.278381          151,636.5493
01/01/2015 to 12/31/2015         24.278381          22.646009          143,388.7357
01/01/2016 to 12/31/2016         22.646009          29.310941          126,240.9038
01/01/2017 to 12/31/2017         29.310941          32.286181          111,759.5240
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.493454           6.189533        1,102,739.6876
01/01/2009 to 12/31/2009          6.189533          10.311678        1,018,045.0200
01/01/2010 to 12/31/2010         10.311678          12.573888          892,372.3645
01/01/2011 to 12/31/2011         12.573888          10.080204          807,068.1927
01/01/2012 to 12/31/2012         10.080204          11.817517          771,317.6702
01/01/2013 to 12/31/2013         11.817517          11.072761          751,255.9339
01/01/2014 to 12/31/2014         11.072761          10.206795          746,162.6117
01/01/2015 to 12/31/2015         10.206795           8.674616          746,443.0346
01/01/2016 to 12/31/2016          8.674616           9.537906          681,273.6433
01/01/2017 to 12/31/2017          9.537906          12.070122          613,253.4515
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
(CLASS 2))
01/01/2008 to 04/25/2008         25.691211          23.386805                0.0000
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.301648           9.375546          898,902.5035
01/01/2009 to 12/31/2009          9.375546          12.456502          850,762.0600
01/01/2010 to 12/31/2010         12.456502          14.261852          725,773.5792
01/01/2011 to 12/31/2011         14.261852          13.278301          627,471.1486
01/01/2012 to 12/31/2012         13.278301          16.495575          566,014.5596
01/01/2013 to 12/31/2013         16.495575          16.842986          516,133.9085
01/01/2014 to 12/31/2014         16.842986          18.812389          476,973.5960
01/01/2015 to 12/31/2015         18.812389          18.290851          430,967.1818
01/01/2016 to 12/31/2016         18.290851          18.194191          390,621.5516
01/01/2017 to 12/31/2017         18.194191          19.869840          362,262.7213
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          7.855354           4.720908        3,194,091.4869
01/01/2009 to 12/31/2009          4.720908           6.189734        2,925,895.0400
01/01/2010 to 12/31/2010          6.189734           7.555612        2,519,223.1312
01/01/2011 to 12/31/2011          7.555612           7.692749        3,247,343.5164
01/01/2012 to 12/31/2012          7.692749           8.989117        2,874,047.2420
01/01/2013 to 12/31/2013          8.989117          12.906402        2,340,718.2792
01/01/2014 to 12/31/2014         12.906402          15.131470        2,154,270.2554
01/01/2015 to 12/31/2015         15.131470          14.318818        1,936,931.5390
01/01/2016 to 12/31/2016         14.318818          14.498235        1,629,901.0051
01/01/2017 to 12/31/2017         14.498235          16.929097        1,378,123.0248
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.361388           4.636803        1,882,751.0198
01/01/2009 to 12/31/2009          4.636803           6.308458        1,900,175.9400
01/01/2010 to 12/31/2010          6.308458           6.677074        1,705,574.4558
01/01/2011 to 04/29/2011          6.677074           7.099800                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010713           1.047990          861,995.8827
01/01/2013 to 12/31/2013          1.047990           1.052652        1,479,332.1236
01/01/2014 to 12/31/2014          1.052652           1.095947        1,111,795.1038
01/01/2015 to 12/31/2015          1.095947           1.035267        1,017,535.9507
01/01/2016 to 12/31/2016          1.035267           1.140487          691,093.1675
01/01/2017 to 12/31/2017          1.140487           1.237145          709,925.3745
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.526833           7.284283        479,137.1863
01/01/2009 to 12/31/2009          7.284283           9.091671        470,628.1100
01/01/2010 to 12/31/2010          9.091671          10.297003        429,712.7986
01/01/2011 to 12/31/2011         10.297003          10.003552        372,244.5892
01/01/2012 to 12/31/2012         10.003552          11.682023        331,441.2073
01/01/2013 to 12/31/2013         11.682023          15.596276        312,727.9147
01/01/2014 to 12/31/2014         15.596276          16.811629        289,063.5138
01/01/2015 to 12/31/2015         16.811629          15.588040        270,307.7552
01/01/2016 to 12/31/2016         15.588040          18.030259        253,254.6920
01/01/2017 to 12/31/2017         18.030259          20.984404        226,084.8452
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.031837           9.685902        952,948.0137
01/01/2009 to 12/31/2009          9.685902          12.781463        878,594.9100
01/01/2010 to 12/31/2010         12.781463          15.903943        759,858.0978
01/01/2011 to 12/31/2011         15.903943          15.513737        627,042.4898
01/01/2012 to 12/31/2012         15.513737          18.085742        546,323.4669
01/01/2013 to 12/31/2013         18.085742          24.999529        462,742.8333
01/01/2014 to 12/31/2014         24.999529          26.602162        404,900.3018
01/01/2015 to 12/31/2015         26.602162          25.783820        361,360.2311
01/01/2016 to 12/31/2016         25.783820          28.332665        330,949.9033
01/01/2017 to 12/31/2017         28.332665          35.017643        279,760.9694
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036         46,916.3142
01/01/2013 to 12/31/2013          1.050036           1.149200        123,147.5952
01/01/2014 to 12/31/2014          1.149200           1.212274        147,803.8773
01/01/2015 to 12/31/2015          1.212274           1.206111        420,917.6996
01/01/2016 to 12/31/2016          1.206111           1.223869        586,679.7317
01/01/2017 to 12/31/2017          1.223869           1.407936        582,180.6374
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006         35,509.6706
01/01/2014 to 12/31/2014          1.129006           1.216413         76,593.6832
01/01/2015 to 12/31/2015          1.216413           1.184966        563,022.2692
01/01/2016 to 12/31/2016          1.184966           1.219455        599,886.5937
01/01/2017 to 12/31/2017          1.219455           1.389464        453,492.2798
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         18.189039          10.356497         12,347.6321
01/01/2009 to 12/31/2009         10.356497          13.473503          5,881.8400
01/01/2010 to 12/31/2010         13.473503          14.834696          5,775.1770
01/01/2011 to 12/31/2011         14.834696          13.101868          5,630.7615
01/01/2012 to 12/31/2012         13.101868          15.111446          3,448.0475
01/01/2013 to 12/31/2013         15.111446          17.818925          1,940.8876
01/01/2014 to 12/31/2014         17.818925          16.387643          1,893.2039
01/01/2015 to 12/31/2015         16.387643          15.917966          1,830.5877
01/01/2016 to 12/31/2016         15.917966          15.591136          1,780.8473
01/01/2017 to 12/31/2017         15.591136          19.758362          1,704.0040
--------------------------       ---------          ---------        ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.934775          10.197634        1,899,633.7142
01/01/2009 to 12/31/2009         10.197634          13.236719        1,720,344.5400
01/01/2010 to 12/31/2010         13.236719          14.548673        1,551,526.9124
01/01/2011 to 12/31/2011         14.548673          12.816060        1,361,315.7117
01/01/2012 to 12/31/2012         12.816060          14.755778        1,230,657.8745
01/01/2013 to 12/31/2013         14.755778          17.355494        1,085,369.2547
01/01/2014 to 12/31/2014         17.355494          15.924843        1,015,645.7276
01/01/2015 to 12/31/2015         15.924843          15.424892          981,709.0798
01/01/2016 to 12/31/2016         15.424892          15.077303          930,377.8329
01/01/2017 to 12/31/2017         15.077303          19.054417          814,690.8818
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.088605           6.872158          820,745.1277
01/01/2009 to 12/31/2009          6.872158          10.657745          735,115.9400
01/01/2010 to 12/31/2010         10.657745          13.881861          635,207.3291
01/01/2011 to 12/31/2011         13.881861          12.741688          528,116.2523
01/01/2012 to 12/31/2012         12.741688          13.729784          479,524.0023
01/01/2013 to 12/31/2013         13.729784          18.822369          417,637.0411
01/01/2014 to 12/31/2014         18.822369          18.748923          364,092.6956
01/01/2015 to 12/31/2015         18.748923          17.559642          324,120.8057
01/01/2016 to 12/31/2016         17.559642          15.850571          293,983.6890
01/01/2017 to 12/31/2017         15.850571          21.869483          246,238.9230
--------------------------       ---------          ---------        --------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588                0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260                0.0000
01/01/2016 to 12/31/2016          0.965260           1.057716          161,665.1238
01/01/2017 to 12/31/2017          1.057716           1.174452          198,064.9082
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.326509          13.194597        4,115,797.8116
01/01/2009 to 12/31/2009         13.194597          15.356937        3,882,929.9700
01/01/2010 to 12/31/2010         15.356937          16.380770        3,609,585.9066
01/01/2011 to 12/31/2011         16.380770          16.665641        3,158,874.8786
01/01/2012 to 12/31/2012         16.665641          17.956240        2,879,622.0633
01/01/2013 to 12/31/2013         17.956240          17.367454        2,575,386.1671
01/01/2014 to 12/31/2014         17.367454          17.843899        2,352,106.1902
01/01/2015 to 12/31/2015         17.843899          17.596714        2,091,422.7245
01/01/2016 to 12/31/2016         17.596714          17.804916        1,863,730.3217
01/01/2017 to 12/31/2017         17.804916          18.348274        1,697,611.6436
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE CLASS))
01/01/2008 to 12/31/2008         14.691420          15.181226          389,099.1782
01/01/2009 to 05/01/2009         15.181226          15.695887                0.0000
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.772567          10.939129            8,532.0028
01/01/2013 to 12/31/2013         10.939129          10.299529           18,707.4898
01/01/2014 to 12/31/2014         10.299529          10.923814              786.2353
01/01/2015 to 12/31/2015         10.923814          10.818275              779.3887
01/01/2016 to 12/31/2016         10.818275          10.808400            5,392.3147
01/01/2017 to 12/31/2017         10.808400          10.935649            5,404.4323
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.216095           10.753200           661.2216
01/01/2014 to 12/31/2014         10.753200           11.519972         2,538.2963
01/01/2015 to 12/31/2015         11.519972           11.217665        42,426.9867
01/01/2016 to 12/31/2016         11.217665           11.566774        38,827.1125
01/01/2017 to 12/31/2017         11.566774           13.285217        37,564.0353
--------------------------       ---------           ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746            1.068149       116,613.3500
01/01/2013 to 12/31/2013          1.068149            1.159797       125,181.9119
01/01/2014 to 12/31/2014          1.159797            1.232184       119,672.2938
01/01/2015 to 12/31/2015          1.232184            1.204372        69,611.7899
01/01/2016 to 12/31/2016          1.204372            1.254766        62,512.3876
01/01/2017 to 12/31/2017          1.254766            1.414262        44,052.0901
--------------------------       ---------           ---------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.599133            8.571201       716,367.7513
01/01/2009 to 12/31/2009          8.571201           10.555519       568,420.8200
01/01/2010 to 12/31/2010         10.555519           11.682751       500,424.4526
01/01/2011 to 12/31/2011         11.682751           11.642906       509,016.8278
01/01/2012 to 12/31/2012         11.642906           12.954905       449,789.1324
01/01/2013 to 12/31/2013         12.954905           14.426778       424,001.1963
01/01/2014 to 12/31/2014         14.426778           15.053018       397,288.0803
01/01/2015 to 12/31/2015         15.053018           14.552333       368,305.1133
01/01/2016 to 12/31/2016         14.552333           15.180036       338,056.7881
01/01/2017 to 12/31/2017         15.180036           17.343698       293,723.4984
--------------------------       ---------           ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         11.888698            7.858087       361,516.5487
01/01/2009 to 12/31/2009          7.858087           10.003688       337,070.0300
01/01/2010 to 12/31/2010         10.003688           11.260907       415,301.1672
01/01/2011 to 12/31/2011         11.260907           10.868245       404,144.2941
01/01/2012 to 12/31/2012         10.868245           12.327324       375,677.3665
01/01/2013 to 12/31/2013         12.327324           14.352831       386,753.4539
01/01/2014 to 12/31/2014         14.352831           14.914593       301,255.3357
01/01/2015 to 12/31/2015         14.914593           14.367352       293,187.3427
01/01/2016 to 12/31/2016         14.367352           15.142268       254,131.3815
01/01/2017 to 12/31/2017         15.142268           17.864493       245,140.5883
--------------------------       ---------           ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         58.790098           36.989355       408,615.4821
01/01/2009 to 12/31/2009         36.989355           43.286415       373,523.2900
01/01/2010 to 12/31/2010         43.286415           50.081055       334,645.6953
01/01/2011 to 12/31/2011         50.081055           47.525399       290,480.7679
01/01/2012 to 12/31/2012         47.525399           55.423980       249,711.0096
01/01/2013 to 12/31/2013         55.423980           73.285175       210,015.6826
01/01/2014 to 12/31/2014         73.285175           82.069803       180,558.8692
01/01/2015 to 12/31/2015         82.069803           78.248028       164,487.8921
01/01/2016 to 12/31/2016         78.248028           89.663082       142,463.5448
01/01/2017 to 12/31/2017         89.663082          103.689213       120,019.5451
--------------------------       ---------          ----------       ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.963907          36.390485        1,902,966.3943
01/01/2009 to 12/31/2009         36.390485          42.484860        1,677,205.1000
01/01/2010 to 12/31/2010         42.484860          49.024477        1,488,563.8264
01/01/2011 to 12/31/2011         49.024477          46.405570        1,307,682.1382
01/01/2012 to 12/31/2012         46.405570          53.983597        1,147,503.7026
01/01/2013 to 12/31/2013         53.983597          71.213135          975,167.2712
01/01/2014 to 12/31/2014         71.213135          79.549130          855,158.8242
01/01/2015 to 12/31/2015         79.549130          75.630276          760,709.6912
01/01/2016 to 12/31/2016         75.630276          86.469568          679,304.7708
01/01/2017 to 12/31/2017         86.469568          99.722788          606,227.1108
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.559101           8.196072           68,269.2161
01/01/2009 to 12/31/2009          8.196072          10.491570           65,403.4300
01/01/2010 to 04/30/2010         10.491570          11.209019                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008          9.949271           5.922995          758,992.5253
01/01/2009 to 12/31/2009          5.922995           8.518548          628,615.8800
01/01/2010 to 12/31/2010          8.518548          10.758434          527,548.4919
01/01/2011 to 12/31/2011         10.758434          10.460864          432,915.1818
01/01/2012 to 12/31/2012         10.460864          11.751467          382,781.4126
01/01/2013 to 12/31/2013         11.751467          15.871222          323,354.5795
01/01/2014 to 12/31/2014         15.871222          17.691616          279,544.4671
01/01/2015 to 12/31/2015         17.691616          18.645129          245,911.3120
01/01/2016 to 12/31/2016         18.645129          19.584293          216,655.9751
01/01/2017 to 12/31/2017         19.584293          24.167110          178,953.2218
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.767155           5.802712        1,368,774.0508
01/01/2009 to 12/31/2009          5.802712           8.323983        1,271,141.6700
01/01/2010 to 12/31/2010          8.323983          10.480662        1,096,246.7216
01/01/2011 to 12/31/2011         10.480662          10.164966          936,112.4789
01/01/2012 to 12/31/2012         10.164966          11.394364          867,641.7793
01/01/2013 to 12/31/2013         11.394364          15.345991          784,285.7231
01/01/2014 to 12/31/2014         15.345991          17.065785          696,587.9359
01/01/2015 to 12/31/2015         17.065785          17.951590          615,808.6510
01/01/2016 to 12/31/2016         17.951590          18.802330          631,461.9930
01/01/2017 to 12/31/2017         18.802330          23.129500          602,428.0176
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS A) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         28.125704          17.012216          120,939.4366
01/01/2009 to 12/31/2009         17.012216          21.281712          105,115.5000
01/01/2010 to 12/31/2010         21.281712          26.409726           79,816.4349
01/01/2011 to 12/31/2011         26.409726          25.141956           67,243.5832
01/01/2012 to 12/31/2012         25.141956          28.508025           55,401.9888
01/01/2013 to 12/31/2013         28.508025          36.721384           46,509.6939
01/01/2014 to 12/31/2014         36.721384          39.816677           41,935.2433
01/01/2015 to 12/31/2015         39.816677          35.825080           38,660.2916
01/01/2016 to 12/31/2016         35.825080          40.901135           36,086.1208
01/01/2017 to 12/31/2017         40.901135          44.276409           32,141.7604
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         27.732058          16.742026       1,991,599.9433
01/01/2009 to 12/31/2009         16.742026          20.889916       1,789,583.2400
01/01/2010 to 12/31/2010         20.889916          25.858287       1,544,524.0034
01/01/2011 to 12/31/2011         25.858287          24.556513       1,324,837.8687
01/01/2012 to 12/31/2012         24.556513          27.772107       1,184,827.2736
01/01/2013 to 12/31/2013         27.772107          35.685485       1,010,159.8372
01/01/2014 to 12/31/2014         35.685485          38.582772         890,433.1187
01/01/2015 to 12/31/2015         38.582772          34.629296         797,379.7505
01/01/2016 to 12/31/2016         34.629296          39.442229         735,351.4305
01/01/2017 to 12/31/2017         39.442229          42.580706         647,794.9737
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.181830          11.645978         233,944.9914
01/01/2009 to 12/31/2009         11.645978          13.997455         245,727.7800
01/01/2010 to 12/31/2010         13.997455          14.749953         236,344.4745
01/01/2011 to 12/31/2011         14.749953          11.616925         214,734.2561
01/01/2012 to 12/31/2012         11.616925          13.673094         207,647.2451
01/01/2013 to 12/31/2013         13.673094          15.524057         183,997.9197
01/01/2014 to 12/31/2014         15.524057          14.796430         173,039.0410
01/01/2015 to 12/31/2015         14.796430          14.274091         163,446.2368
01/01/2016 to 12/31/2016         14.274091          14.786568         145,984.5237
01/01/2017 to 12/31/2017         14.786568          19.669068         135,136.9667
--------------------------       ---------          ---------       --------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         48.511491          46.082096          67,919.6938
01/01/2009 to 12/31/2009         46.082096          49.614569          66,289.4300
01/01/2010 to 12/31/2010         49.614569          52.872659          64,680.4054
01/01/2011 to 12/31/2011         52.872659          55.426490          57,357.3936
01/01/2012 to 12/31/2012         55.426490          58.631517          60,291.0528
01/01/2013 to 12/31/2013         58.631517          57.233781          46,733.6523
01/01/2014 to 12/31/2014         57.233781          60.281435          41,236.9592
01/01/2015 to 12/31/2015         60.281435          59.645923          39,006.6099
01/01/2016 to 12/31/2016         59.645923          60.502059          56,055.7729
01/01/2017 to 12/31/2017         60.502059          61.959398          43,411.7423
--------------------------       ---------          ---------       --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.006542          11.357631         158,964.4200
01/01/2010 to 12/31/2010         11.357631          13.419616         160,666.6038
01/01/2011 to 12/31/2011         13.419616          12.049544         135,978.0988
01/01/2012 to 12/31/2012         12.049544          13.588812         118,749.6096
01/01/2013 to 12/31/2013         13.588812          17.985305         103,372.0092
01/01/2014 to 12/31/2014         17.985305          19.313315          95,418.6070
01/01/2015 to 12/31/2015         19.313315          20.240637          80,651.4873
01/01/2016 to 12/31/2016         20.240637          19.976258          78,389.4955
01/01/2017 to 12/31/2017         19.976258          26.383338          72,579.7333
--------------------------       ---------          ---------       --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2008 to 12/31/2008         16.299852           9.218816         156,944.7812
01/01/2009 to 05/01/2009          9.218816           8.767882               0.0000
--------------------------       ---------          ---------       --------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
01/01/2008 to 12/31/2008         15.996159           9.035026          22,387.8925
01/01/2009 to 05/01/2009          9.035026           8.588237               0.0000
--------------------------       ---------          ---------       --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.726990          10.852384        2,369,639.8651
01/01/2009 to 12/31/2009         10.852384          10.728603        1,271,921.9100
01/01/2010 to 12/31/2010         10.728603          10.579444          827,032.2547
01/01/2011 to 12/31/2011         10.579444          10.432759          800,182.8141
01/01/2012 to 12/31/2012         10.432759          10.286924          543,756.9543
01/01/2013 to 12/31/2013         10.286924          10.143906          454,324.8768
01/01/2014 to 12/31/2014         10.143906          10.002876          336,698.0844
01/01/2015 to 12/31/2015         10.002876           9.863807          359,405.9280
01/01/2016 to 12/31/2016          9.863807           9.737579          284,562.6929
01/01/2017 to 12/31/2017          9.737579           9.663508          193,969.8890
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.964653          23.374446          251,122.4268
01/01/2017 to 12/31/2017         23.374446          27.386004          231,432.1965
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         13.397802          16.425177          456,285.7700
01/01/2010 to 12/31/2010         16.425177          18.777287          410,268.6813
01/01/2011 to 12/31/2011         18.777287          17.614620          369,037.8415
01/01/2012 to 12/31/2012         17.614620          19.170865          341,233.2820
01/01/2013 to 12/31/2013         19.170865          25.088677          308,525.1183
01/01/2014 to 12/31/2014         25.088677          27.444340          282,319.9336
01/01/2015 to 12/31/2015         27.444340          26.994968          224,594.3789
01/01/2016 to 04/29/2016         26.994968          27.163552                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.611970           7.411236        1,539,768.7032
01/01/2009 to 05/01/2009          7.411236           7.328008                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         15.032974           8.974351        2,343,989.2321
01/01/2009 to 12/31/2009          8.974351          11.666208        2,209,612.0000
01/01/2010 to 12/31/2010         11.666208          12.863512        1,986,424.9432
01/01/2011 to 12/31/2011         12.863512          12.154912        1,693,422.9569
01/01/2012 to 12/31/2012         12.154912          13.507356        1,511,819.7715
01/01/2013 to 12/31/2013         13.507356          17.785459        1,310,388.0076
01/01/2014 to 12/31/2014         17.785459          19.370331        1,131,483.5115
01/01/2015 to 12/31/2015         19.370331          19.533971          944,692.5227
01/01/2016 to 12/31/2016         19.533971          20.640095          845,180.2221
01/01/2017 to 12/31/2017         20.640095          24.204868          763,717.6878
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.947997          14.224312           32,910.0777
01/01/2015 to 12/31/2015         14.224312          13.944426           38,476.3536
01/01/2016 to 12/31/2016         13.944426          14.373477           93,675.9347
01/01/2017 to 12/31/2017         14.373477          15.156790           95,103.9349
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.552711          14.959931        2,357,224.4496
01/01/2015 to 12/31/2015         14.959931          14.593613        2,100,975.0502
01/01/2016 to 12/31/2016         14.593613          15.266804        1,874,925.0076
01/01/2017 to 12/31/2017         15.266804          16.657341        1,684,737.5861
--------------------------       ---------          ---------        --------------


                                  1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                      11.655090
01/01/2009 to 12/31/2009                                                                       9.119270
01/01/2010 to 12/31/2010                                                                      11.052490
01/01/2011 to 12/31/2011                                                                      12.087115
01/01/2012 to 12/31/2012                                                                      12.131028
01/01/2013 to 12/31/2013                                                                      13.266703
01/01/2014 to 04/25/2014                                                                      14.270071
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                      12.153713
01/01/2009 to 12/31/2009                                                                       8.817939
01/01/2010 to 12/31/2010                                                                      10.963654
01/01/2011 to 12/31/2011                                                                      12.151831
01/01/2012 to 12/31/2012                                                                      11.969236
01/01/2013 to 12/31/2013                                                                      13.264763
01/01/2014 to 04/25/2014                                                                      14.941129
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) (FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014                                                                      14.965675
01/01/2015 to 12/31/2015                                                                      15.501026
01/01/2016 to 12/31/2016                                                                      15.091729
01/01/2017 to 12/31/2017                                                                      15.939318
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC
GROWTH AND INCOME SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                      10.703447
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.467831
01/01/2009 to 12/31/2009                                                                       8.416529
01/01/2010 to 12/31/2010                                                                      10.651271
01/01/2011 to 12/31/2011                                                                      11.930159
01/01/2012 to 12/31/2012                                                                      11.564314
01/01/2013 to 12/31/2013                                                                      12.991262
01/01/2014 to 04/25/2014                                                                      15.298349
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      14.938744
01/01/2015 to 12/31/2015                                                                      15.562407
01/01/2016 to 12/31/2016                                                                      15.085754
01/01/2017 to 12/31/2017                                                                      16.087043
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC
CONSERVATIVE GROWTH SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                      10.895268
------------------------------------------------------------------------------------------    ---------




                                                                                                               NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT        UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD       END OF PERIOD
                                                                                           --------------- -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                       9.119270       956,263.2877
01/01/2009 to 12/31/2009                                                                      11.052490     1,056,137.4600
01/01/2010 to 12/31/2010                                                                      12.087115       947,386.9188
01/01/2011 to 12/31/2011                                                                      12.131028       933,875.1336
01/01/2012 to 12/31/2012                                                                      13.266703     1,165,345.8123
01/01/2013 to 12/31/2013                                                                      14.270071       926,980.6147
01/01/2014 to 04/25/2014                                                                      14.387473             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                       8.817939     2,457,699.5216
01/01/2009 to 12/31/2009                                                                      10.963654     2,467,051.0500
01/01/2010 to 12/31/2010                                                                      12.151831     2,401,709.9166
01/01/2011 to 12/31/2011                                                                      11.969236     2,310,722.6790
01/01/2012 to 12/31/2012                                                                      13.264763     2,224,715.5658
01/01/2013 to 12/31/2013                                                                      14.941129     1,858,370.6036
01/01/2014 to 04/25/2014                                                                      15.007289             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
(FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014                                                                      15.501026     5,420,296.8907
01/01/2015 to 12/31/2015                                                                      15.091729     5,010,516.7370
01/01/2016 to 12/31/2016                                                                      15.939318     4,660,815.8390
01/01/2017 to 12/31/2017                                                                      18.033855     4,158,555.7643
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME
SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                       7.367243             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.416529     8,740,591.3600
01/01/2009 to 12/31/2009                                                                      10.651271     8,415,942.3600
01/01/2010 to 12/31/2010                                                                      11.930159     7,953,369.5881
01/01/2011 to 12/31/2011                                                                      11.564314     7,265,321.2544
01/01/2012 to 12/31/2012                                                                      12.991262     6,739,102.5150
01/01/2013 to 12/31/2013                                                                      15.298349     5,819,812.9422
01/01/2014 to 04/25/2014                                                                      15.319850             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      15.562407     5,314,642.6254
01/01/2015 to 12/31/2015                                                                      15.085754     4,938,241.9708
01/01/2016 to 12/31/2016                                                                      16.087043     4,521,235.5140
01/01/2017 to 12/31/2017                                                                      18.903789     4,118,176.0563
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH
SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                       6.955191             0.0000
------------------------------------------------------------------------------------------    ---------     --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.171240           8.086995        9,548,418.2379
01/01/2009 to 12/31/2009          8.086995          10.374777        8,937,190.6700
01/01/2010 to 12/31/2010         10.374777          11.815290        8,026,572.1466
01/01/2011 to 12/31/2011         11.815290          11.200053        6,891,088.9527
01/01/2012 to 12/31/2012         11.200053          12.779627        6,165,652.7323
01/01/2013 to 12/31/2013         12.779627          15.867726        5,522,679.8106
01/01/2014 to 04/25/2014         15.867726          15.803613                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.028539           8.151742          512,829.9413
01/01/2009 to 12/31/2009          8.151742          11.218662          455,668.4700
01/01/2010 to 12/31/2010         11.218662          12.314380          431,137.9917
01/01/2011 to 12/31/2011         12.314380          12.170454          363,797.3759
01/01/2012 to 12/31/2012         12.170454          13.867318          708,976.5909
01/01/2013 to 12/31/2013         13.867318          18.697531          637,358.0732
01/01/2014 to 12/31/2014         18.697531          20.049645          551,761.4615
01/01/2015 to 12/31/2015         20.049645          21.854672          490,183.2583
01/01/2016 to 12/31/2016         21.854672          21.522863          451,465.9437
01/01/2017 to 12/31/2017         21.522863          29.075172          400,599.7321
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.319460           5.500886        1,031,663.6827
01/01/2009 to 12/31/2009          5.500886           7.795018          920,357.3200
01/01/2010 to 12/31/2010          7.795018           8.408984          800,021.1003
01/01/2011 to 12/31/2011          8.408984           8.177831          702,653.3920
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.176208           6.467885          269,026.5994
01/01/2009 to 12/31/2009          6.467885           8.270691          249,470.7800
01/01/2010 to 12/31/2010          8.270691          10.712388          211,043.0950
01/01/2011 to 12/31/2011         10.712388          10.853762          172,959.0012
01/01/2012 to 12/31/2012         10.853762          11.867994          152,441.3182
01/01/2013 to 12/31/2013         11.867994          17.364975          133,454.5143
01/01/2014 to 12/31/2014         17.364975          17.283597          111,937.5032
01/01/2015 to 12/31/2015         17.283597          17.286548           96,392.7439
01/01/2016 to 12/31/2016         17.286548          18.077045           88,248.4360
01/01/2017 to 12/31/2017         18.077045          22.583000           78,154.8481
--------------------------       ---------          ---------        --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.763155           8.516314          500,367.6607
01/01/2009 to 12/31/2009          8.516314          10.576822          499,934.2700
01/01/2010 to 12/31/2010         10.576822          11.943557          487,576.9402
01/01/2011 to 12/31/2011         11.943557          11.972839          442,641.6482
01/01/2012 to 12/31/2012         11.972839          13.629727          338,539.5081
01/01/2013 to 12/31/2013         13.629727          17.704209          302,123.2719
01/01/2014 to 12/31/2014         17.704209          19.748818          283,995.4459
01/01/2015 to 12/31/2015         19.748818          19.656055          272,094.3399
01/01/2016 to 12/31/2016         19.656055          21.593367          431,215.8775
01/01/2017 to 12/31/2017         21.593367          25.820286          394,712.2231
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         20.252939          12.270789           42,525.2736
01/01/2009 to 12/31/2009         12.270789          13.653164           42,299.5200
01/01/2010 to 12/31/2010         13.653164          16.336763           47,285.1039
01/01/2011 to 12/31/2011         16.336763          16.997232           38,728.2015
01/01/2012 to 12/31/2012         16.997232          18.394335           34,550.7447
01/01/2013 to 12/31/2013         18.394335          25.065607          132,425.7038
01/01/2014 to 12/31/2014         25.065607          24.642861          124,537.8219
01/01/2015 to 12/31/2015         24.642861          24.392597          118,468.9827
01/01/2016 to 12/31/2016         24.392597          28.477956          108,323.4153
01/01/2017 to 12/31/2017         28.477956          32.432692           99,740.5013
--------------------------       ---------          ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.683126           9.541425          224,016.7438
01/01/2009 to 12/31/2009          9.541425          12.867595          203,177.1000
01/01/2010 to 12/31/2010         12.867595          15.589341          184,524.9258
01/01/2011 to 12/31/2011         15.589341          14.561957          161,598.5269
01/01/2012 to 12/31/2012         14.561957          15.117416          145,340.9191
01/01/2013 to 04/26/2013         15.117416          16.391440                0.0000
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.207568           8.697349        1,365,435.5781
01/01/2009 to 12/31/2009          8.697349          12.267470        1,233,179.5400
01/01/2010 to 12/31/2010         12.267470          14.122483        1,067,736.8364
01/01/2011 to 12/31/2011         14.122483          13.740600          911,275.1699
01/01/2012 to 12/31/2012         13.740600          16.078756          843,220.3481
01/01/2013 to 12/31/2013         16.078756          22.002126          748,591.7357
01/01/2014 to 12/31/2014         22.002126          23.611139          650,352.6526
01/01/2015 to 12/31/2015         23.611139          25.730527          552,662.1083
01/01/2016 to 12/31/2016         25.730527          25.761459          519,281.6048
01/01/2017 to 12/31/2017         25.761459          33.908801          462,682.2892
--------------------------       ---------          ---------        --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         16.250019          10.224081            4,682.9116
01/01/2009 to 12/31/2009         10.224081          14.010631            4,608.0000
01/01/2010 to 12/31/2010         14.010631          18.637580            2,669.5336
01/01/2011 to 12/31/2011         18.637580          18.704144            2,657.0911
01/01/2012 to 12/31/2012         18.704144          21.425983            1,053.3977
01/01/2013 to 12/31/2013         21.425983          30.542077            1,049.0404
01/01/2014 to 12/31/2014         30.542077          32.197299            1,032.7682
01/01/2015 to 12/31/2015         32.197299          32.609467            1,023.0829
01/01/2016 to 12/31/2016         32.609467          35.931822            1,011.1120
01/01/2017 to 12/31/2017         35.931822          43.542540              823.8120
--------------------------       ---------          ---------        --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.906297           9.988194          198,964.6469
01/01/2009 to 12/31/2009          9.988194          13.654627          189,293.9000
01/01/2010 to 12/31/2010         13.654627          18.132218          178,492.0684
01/01/2011 to 12/31/2011         18.132218          18.139410          152,937.8073
01/01/2012 to 12/31/2012         18.139410          20.731411          151,077.4732
01/01/2013 to 12/31/2013         20.731411          29.473380          132,492.8432
01/01/2014 to 12/31/2014         29.473380          30.995321          114,573.6278
01/01/2015 to 12/31/2015         30.995321          31.317447          108,803.4921
01/01/2016 to 12/31/2016         31.317447          34.428133          137,282.9340
01/01/2017 to 12/31/2017         34.428133          41.601523          144,729.7568
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         31.570627          32.777715           13,757.2394
01/01/2017 to 12/31/2017         32.777715          34.982488           11,388.4117
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008      19.768898          15.906610              10,480.7584
01/01/2009 to 12/31/2009      15.906610          21.508475               8,430.3900
01/01/2010 to 12/31/2010      21.508475          24.004328               6,128.8893
01/01/2011 to 12/31/2011      24.004328          24.813737               5,868.9044
01/01/2012 to 12/31/2012      24.813737          27.694943               4,604.2346
01/01/2013 to 12/31/2013      27.694943          29.540727               4,348.8631
01/01/2014 to 12/31/2014      29.540727          30.621618               4,160.0625
01/01/2015 to 12/31/2015      30.621618          29.629789               3,282.1563
01/01/2016 to 04/29/2016      29.629789          30.544067                   0.0000
--------------------------    ---------          ---------              -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      21.145631          17.676708             120,541.9136
01/01/2009 to 12/31/2009      17.676708          22.990282             104,725.4000
01/01/2010 to 12/31/2010      22.990282          25.494438              97,960.6253
01/01/2011 to 12/31/2011      25.494438          26.607899             263,476.3272
01/01/2012 to 12/31/2012      26.607899          29.199052             193,535.5598
01/01/2013 to 12/31/2013      29.199052          29.031198             118,800.6868
01/01/2014 to 12/31/2014      29.031198          30.141735             138,155.8087
01/01/2015 to 12/31/2015      30.141735          29.128045             116,454.0977
01/01/2016 to 12/31/2016      29.128045          31.107723             721,832.7539
01/01/2017 to 12/31/2017      31.107723          33.109820             636,624.6988
--------------------------    ---------          ---------             ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008      19.439891          15.602834           1,972,521.5350
01/01/2009 to 12/31/2009      15.602834          21.043810           1,814,859.2100
01/01/2010 to 12/31/2010      21.043810          23.441889           1,584,525.2231
01/01/2011 to 12/31/2011      23.441889          24.147479           1,220,739.4138
01/01/2012 to 12/31/2012      24.147479          26.892804           1,094,792.7197
01/01/2013 to 12/31/2013      26.892804          28.634885             955,330.1494
01/01/2014 to 12/31/2014      28.634885          29.600344             851,587.4555
01/01/2015 to 12/31/2015      29.600344          28.554137             764,570.0995
01/01/2016 to 04/29/2016      28.554137          29.421994                   0.0000
--------------------------    ---------          ---------           --------------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008      14.606853          15.114072              17,153.5610
01/01/2009 to 12/31/2009      15.114072          16.107936              14,541.9000
01/01/2010 to 12/31/2010      16.107936          16.934586              13,333.8901
01/01/2011 to 12/31/2011      16.934586          17.946412              11,083.0441
01/01/2012 to 12/31/2012      17.946412          18.213200              10,443.5259
01/01/2013 to 12/31/2013      18.213200          17.413361               9,895.8544
01/01/2014 to 12/31/2014      17.413361          18.080298               8,516.7469
01/01/2015 to 12/31/2015      18.080298          17.824537               8,064.5853
01/01/2016 to 12/31/2016      17.824537          17.779088               7,719.7297
01/01/2017 to 12/31/2017      17.779088          17.825711               8,006.6770
--------------------------    ---------          ---------           --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2008 to 12/31/2008         15.739100           8.875095        167,864.2867
01/01/2009 to 12/31/2009          8.875095          11.367046        146,006.6900
01/01/2010 to 12/31/2010         11.367046          12.881212        132,926.4747
01/01/2011 to 12/31/2011         12.881212          12.785677        126,203.6059
01/01/2012 to 12/31/2012         12.785677          14.757185        128,325.9566
01/01/2013 to 12/31/2013         14.757185          18.601567        117,204.4805
01/01/2014 to 12/31/2014         18.601567          19.898361        118,340.9249
01/01/2015 to 12/31/2015         19.898361          18.790062        103,682.4300
01/01/2016 to 12/31/2016         18.790062          21.810148        100,262.8362
01/01/2017 to 12/31/2017         21.810148          24.228552         92,968.0309
--------------------------       ---------          ---------        ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         16.164643           9.503099        930,983.3379
01/01/2009 to 12/31/2009          9.503099          12.842236        856,851.5200
01/01/2010 to 12/31/2010         12.842236          13.728420        784,849.5232
01/01/2011 to 12/31/2011         13.728420          12.098150        691,218.7736
01/01/2012 to 12/31/2012         12.098150          14.104148        658,394.0752
01/01/2013 to 12/31/2013         14.104148          17.102922        579,564.1519
01/01/2014 to 12/31/2014         17.102922          14.987713        546,717.9939
01/01/2015 to 12/31/2015         14.987713          13.819733        508,025.4503
01/01/2016 to 12/31/2016         13.819733          14.605411        476,415.9324
01/01/2017 to 12/31/2017         14.605411          16.807233        437,645.6018
--------------------------       ---------          ---------        ------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         14.321915          10.802056        184,813.9157
01/01/2009 to 12/31/2009         10.802056          14.940894        363,311.3600
01/01/2010 to 12/31/2010         14.940894          16.864342        363,895.6664
01/01/2011 to 12/31/2011         16.864342          17.185833        150,925.4190
01/01/2012 to 12/31/2012         17.185833          19.368597        151,598.8977
01/01/2013 to 12/31/2013         19.368597          20.194576        132,345.5625
01/01/2014 to 12/31/2014         20.194576          20.578907        121,820.1619
01/01/2015 to 12/31/2015         20.578907          19.959136        105,004.3525
01/01/2016 to 12/31/2016         19.959136          22.131280         96,749.9237
01/01/2017 to 12/31/2017         22.131280          23.266607         93,252.2871
--------------------------       ---------          ---------        ------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         13.129534          12.892421        312,492.2106
01/01/2009 to 12/31/2009         12.892421          14.406672        309,707.1300
01/01/2010 to 12/31/2010         14.406672          14.957736        312,514.0098
01/01/2011 to 12/31/2011         14.957736          14.913796        276,624.8148
01/01/2012 to 12/31/2012         14.913796          15.565947        272,785.5897
01/01/2013 to 12/31/2013         15.565947          15.328778        214,261.9823
01/01/2014 to 12/31/2014         15.328778          15.244354        205,183.3319
01/01/2015 to 12/31/2015         15.244354          15.079590        172,395.8417
01/01/2016 to 12/31/2016         15.079590          15.078887        151,420.3219
01/01/2017 to 12/31/2017         15.078887          15.070190        144,688.9463
--------------------------       ---------          ---------        ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         10.919044           6.176874        103,519.5978
01/01/2009 to 07/17/2009          6.176874           6.144296              0.0000
--------------------------       ---------          ---------        ------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.442014          12.960845         14,765.5039
01/01/2011 to 12/31/2011         12.960845          12.131349         17,318.8792
01/01/2012 to 12/31/2012         12.131349          13.966644         17,164.2351
01/01/2013 to 12/31/2013         13.966644          18.791247         12,410.5732
01/01/2014 to 12/31/2014         18.791247          21.029628         11,744.4398
01/01/2015 to 12/31/2015         21.029628          20.677172         13,079.9206
01/01/2016 to 12/31/2016         20.677172          21.977863         11,157.5589
01/01/2017 to 12/31/2017         21.977863          28.006794          9,818.7992
--------------------------       ---------          ---------         -----------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2008 to 12/31/2008         13.654353           7.331628         18,062.2105
01/01/2009 to 12/31/2009          7.331628          10.031050         20,184.8300
01/01/2010 to 09/24/2010         10.031050          11.480861              0.0000

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2008 to 12/31/2008         29.283341          17.154829           31,625.5839
01/01/2009 to 12/31/2009         17.154829          22.799402           28,854.0100
01/01/2010 to 12/31/2010         22.799402          25.292025           25,278.3745
01/01/2011 to 12/31/2011         25.292025          23.173968           23,605.4297
01/01/2012 to 12/31/2012         23.173968          26.309466           23,481.4517
01/01/2013 to 12/31/2013         26.309466          30.769049           20,405.3122
01/01/2014 to 12/31/2014         30.769049          30.338152           18,621.5040
01/01/2015 to 12/31/2015         30.338152          29.104633           19,933.4476
01/01/2016 to 12/31/2016         29.104633          28.471565           19,781.6935
01/01/2017 to 12/31/2017         28.471565          34.423428           18,701.2618
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.208984          10.550465           11,814.9398
01/01/2013 to 12/31/2013         10.550465          11.551854           21,045.4866
01/01/2014 to 12/31/2014         11.551854          12.216082           20,935.3392
01/01/2015 to 12/31/2015         12.216082          12.103911           20,177.9622
01/01/2016 to 12/31/2016         12.103911          12.352480           19,681.9649
01/01/2017 to 12/31/2017         12.352480          13.826296           17,989.9569
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996837           1.039690                0.0000
01/01/2015 to 12/31/2015          1.039690           1.014136                0.0000
01/01/2016 to 12/31/2016          1.014136           1.018967                0.0000
01/01/2017 to 12/31/2017          1.018967           1.159314                0.0000
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.041709           7.006834          388,422.9887
01/01/2009 to 12/31/2009          7.006834           8.926760        1,303,398.7800
01/01/2010 to 12/31/2010          8.926760           9.863326        1,490,991.1699
01/01/2011 to 12/31/2011          9.863326           9.510068        1,469,809.8855
01/01/2012 to 12/31/2012          9.510068          10.635126        1,449,761.3798
01/01/2013 to 12/31/2013         10.635126          12.418392        1,211,493.4677
01/01/2014 to 12/31/2014         12.418392          12.973529        1,197,825.7908
01/01/2015 to 12/31/2015         12.973529          12.690204        1,115,630.5902
01/01/2016 to 12/31/2016         12.690204          13.477601        1,079,240.8939
01/01/2017 to 12/31/2017         13.477601          15.515650          986,114.1851
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.446581           6.355426          437,222.6785
01/01/2009 to 12/31/2009          6.355426           8.391968        1,239,686.7700
01/01/2010 to 12/31/2010          8.391968           9.381751        1,345,486.6190
01/01/2011 to 12/31/2011          9.381751           8.804928        1,376,690.5906
01/01/2012 to 12/31/2012          8.804928          10.074643        1,388,240.1223
01/01/2013 to 12/31/2013         10.074643          12.416587        1,551,198.5155
01/01/2014 to 12/31/2014         12.416587          13.013058        1,558,557.7195
01/01/2015 to 12/31/2015         13.013058          12.722429        1,482,149.4472
01/01/2016 to 12/31/2016         12.722429          13.655813        1,439,555.0563
01/01/2017 to 12/31/2017         13.655813          16.324795        1,373,213.2719
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.646757           7.680087          337,991.9950
01/01/2009 to 12/31/2009          7.680087           9.335863          918,227.3700
01/01/2010 to 12/31/2010          9.335863          10.108040        1,061,596.1361
01/01/2011 to 12/31/2011         10.108040           9.976909          958,916.8011
01/01/2012 to 12/31/2012          9.976909          10.892841          901,178.0281
01/01/2013 to 12/31/2013         10.892841          12.181525          640,424.7426
01/01/2014 to 12/31/2014         12.181525          12.731520          611,016.4394
01/01/2015 to 12/31/2015         12.731520          12.450914          586,384.5828
01/01/2016 to 12/31/2016         12.450914          13.125741          668,946.3527
01/01/2017 to 12/31/2017         13.125741          14.607311          586,668.0371
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.141882          11.541250           45,180.7926
01/01/2013 to 12/31/2013         11.541250          10.983847           89,069.8353
01/01/2014 to 12/31/2014         10.983847          11.252874           75,754.9418
01/01/2015 to 12/31/2015         11.252874          10.024096           59,009.5917
01/01/2016 to 12/31/2016         10.024096          10.759754           54,378.0191
01/01/2017 to 12/31/2017         10.759754          11.639043           52,608.2231
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.964181          10.279944           50,605.5430
01/01/2013 to 12/31/2013         10.279944          11.170834           63,211.6812
01/01/2014 to 12/31/2014         11.170834          11.655534           56,218.5443
01/01/2015 to 12/31/2015         11.655534          11.469519           45,595.5185
01/01/2016 to 12/31/2016         11.469519          11.799458           41,762.7647
01/01/2017 to 12/31/2017         11.799458          13.171261           34,957.7297
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987946           9.760397            2,042.1156
01/01/2012 to 12/31/2012          9.760397          10.037167            8,688.0927
01/01/2013 to 12/31/2013         10.037167          10.002501           48,788.0930
01/01/2014 to 12/31/2014         10.002501           9.957810           49,947.8144
01/01/2015 to 12/31/2015          9.957810           9.748493           49,516.3588
01/01/2016 to 12/31/2016          9.748493           9.904269           50,385.5351
01/01/2017 to 12/31/2017          9.904269           9.887143           45,413.1040
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.791671           7.690011        1,725,814.3746
01/01/2009 to 12/31/2009          7.690011          10.048645        1,377,800.6300
01/01/2010 to 12/31/2010         10.048645          11.532589        1,270,822.2776
01/01/2011 to 12/31/2011         11.532589          10.705026        1,182,424.8869
01/01/2012 to 12/31/2012         10.705026          12.310273        1,093,355.7864
01/01/2013 to 12/31/2013         12.310273          15.705375        1,029,994.3424
01/01/2014 to 12/31/2014         15.705375          16.258835          883,453.2928
01/01/2015 to 12/31/2015         16.258835          15.695113          796,132.5029
01/01/2016 to 12/31/2016         15.695113          16.849617          662,612.3841
01/01/2017 to 12/31/2017         16.849617          20.406454          557,624.1266
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 01/01/2008         11.051489          11.051489        1,615,769.2707
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.991105          10.447619         21,031.4366
01/01/2013 to 12/31/2013         10.447619          11.770200         43,725.9168
01/01/2014 to 12/31/2014         11.770200          12.713680         59,908.1512
01/01/2015 to 12/31/2015         12.713680          12.012451         44,353.1958
01/01/2016 to 12/31/2016         12.012451          12.823491         52,193.9580
01/01/2017 to 12/31/2017         12.823491          14.949084         56,716.3019
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.317227          11.971285        199,078.6263
01/01/2009 to 12/31/2009         11.971285          14.912405        191,340.8200
01/01/2010 to 12/31/2010         14.912405          17.613554        167,764.4453
01/01/2011 to 12/31/2011         17.613554          15.792798        146,690.5676
01/01/2012 to 12/31/2012         15.792798          18.354655        138,092.7767
01/01/2013 to 12/31/2013         18.354655          23.948419        126,059.0029
01/01/2014 to 12/31/2014         23.948419          23.996560        113,866.0382
01/01/2015 to 12/31/2015         23.996560          22.360751        103,991.0540
01/01/2016 to 12/31/2016         22.360751          28.912816         96,638.7309
01/01/2017 to 12/31/2017         28.912816          31.815907         92,506.2514
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.466450           6.172943        237,142.4606
01/01/2009 to 12/31/2009          6.172943          10.273766        230,972.3400
01/01/2010 to 12/31/2010         10.273766          12.515157        244,353.5359
01/01/2011 to 12/31/2011         12.515157          10.023099        225,310.3343
01/01/2012 to 12/31/2012         10.023099          11.738767        208,233.1479
01/01/2013 to 12/31/2013         11.738767          10.987975        210,616.6069
01/01/2014 to 12/31/2014         10.987975          10.118507        191,073.6889
01/01/2015 to 12/31/2015         10.118507           8.590973        187,193.8129
01/01/2016 to 12/31/2016          8.590973           9.436499        164,849.4760
01/01/2017 to 12/31/2017          9.436499          11.929904        150,001.6801
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 04/25/2008         16.896519          15.376061              0.0000
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.241955           9.331819        119,385.5653
01/01/2009 to 12/31/2009          9.331819          12.386008        123,328.4800
01/01/2010 to 12/31/2010         12.386008          14.166987        105,430.5943
01/01/2011 to 12/31/2011         14.166987          13.176814         96,052.4963
01/01/2012 to 12/31/2012         13.176814          16.353057         86,701.1532
01/01/2013 to 12/31/2013         16.353057          16.680772         80,628.9746
01/01/2014 to 12/31/2014         16.680772          18.612590         67,232.9778
01/01/2015 to 12/31/2015         18.612590          18.078496         63,740.9763
01/01/2016 to 12/31/2016         18.078496          17.964995         57,873.0808
01/01/2017 to 12/31/2017         17.964995          19.599985         48,830.5676
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          7.818763           4.694194        188,082.2069
01/01/2009 to 12/31/2009          4.694194           6.148555        173,793.5300
01/01/2010 to 12/31/2010          6.148555           7.497853        162,635.2127
01/01/2011 to 12/31/2011          7.497853           7.626325        173,273.1284
01/01/2012 to 12/31/2012          7.626325           8.902546        154,995.8472
01/01/2013 to 12/31/2013          8.902546          12.769341        146,270.3948
01/01/2014 to 12/31/2014         12.769341          14.955819        220,301.2145
01/01/2015 to 12/31/2015         14.955819          14.138445        192,301.1232
01/01/2016 to 12/31/2016         14.138445          14.301289        119,535.2120
01/01/2017 to 12/31/2017         14.301289          16.682495        112,049.9949
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.338948           4.622100         35,030.7235
01/01/2009 to 12/31/2009          4.622100           6.282167         48,245.5000
01/01/2010 to 12/31/2010          6.282167           6.642605         14,163.6602
01/01/2011 to 04/29/2011          6.642605           7.060846              0.0000
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269        603,296.2985
01/01/2013 to 12/31/2013          1.047269           1.050877        728,093.1792
01/01/2014 to 12/31/2014          1.050877           1.093005        622,223.7717
01/01/2015 to 12/31/2015          1.093005           1.031456        571,483.8661
01/01/2016 to 12/31/2016          1.031456           1.135152        365,838.5885
01/01/2017 to 12/31/2017          1.135152           1.230132        627,664.0691
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.496053           7.257528        355,651.9537
01/01/2009 to 12/31/2009          7.257528           9.050430        386,669.8600
01/01/2010 to 12/31/2010          9.050430          10.242106        381,789.2685
01/01/2011 to 12/31/2011         10.242106           9.942277        359,857.3498
01/01/2012 to 12/31/2012          9.942277          11.607402        323,285.6258
01/01/2013 to 12/31/2013         11.607402          15.481667        300,962.2261
01/01/2014 to 12/31/2014         15.481667          16.671405        267,627.6763
01/01/2015 to 12/31/2015         16.671405          15.442562        236,464.8870
01/01/2016 to 12/31/2016         15.442562          17.844135        221,969.5064
01/01/2017 to 12/31/2017         17.844135          20.747096        192,063.8889
--------------------------       ---------          ---------        ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.957165           9.631096        129,237.5501
01/01/2009 to 12/31/2009          9.631096          12.696435        128,724.5100
01/01/2010 to 12/31/2010         12.696435          15.782371        123,496.7059
01/01/2011 to 12/31/2011         15.782371          15.379785        106,658.0867
01/01/2012 to 12/31/2012         15.379785          17.911571         93,262.9080
01/01/2013 to 12/31/2013         17.911571          24.734051         88,062.8827
01/01/2014 to 12/31/2014         24.734051          26.293351         80,489.8420
01/01/2015 to 12/31/2015         26.293351          25.459025         75,713.8200
01/01/2016 to 12/31/2016         25.459025          27.947803         72,480.7309
01/01/2017 to 12/31/2017         27.947803          34.507567         63,519.3247
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314        184,118.6385
01/01/2013 to 12/31/2013          1.049314           1.147262        224,972.5677
01/01/2014 to 12/31/2014          1.147262           1.209021        236,695.8497
01/01/2015 to 12/31/2015          1.209021           1.201671        243,625.8957
01/01/2016 to 12/31/2016          1.201671           1.218145        233,553.5371
01/01/2017 to 12/31/2017          1.218145           1.399956        154,676.7917
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695           25,245.8092
01/01/2014 to 12/31/2014          1.127695           1.213787           35,437.2170
01/01/2015 to 12/31/2015          1.213787           1.181225           98,902.3006
01/01/2016 to 12/31/2016          1.181225           1.214390           48,726.1634
01/01/2017 to 12/31/2017          1.214390           1.382315          100,577.4105
--------------------------        --------           --------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.827392          10.121297          331,023.4075
01/01/2009 to 12/31/2009         10.121297          13.117935          304,202.6500
01/01/2010 to 12/31/2010         13.117935          14.396532          283,004.0477
01/01/2011 to 12/31/2011         14.396532          12.663042          268,894.1347
01/01/2012 to 12/31/2012         12.663042          14.557637          244,703.1141
01/01/2013 to 12/31/2013         14.557637          17.102618          217,722.1802
01/01/2014 to 12/31/2014         17.102618          15.677116          193,591.8352
01/01/2015 to 12/31/2015         15.677116          15.169757          181,386.0661
01/01/2016 to 12/31/2016         15.169757          14.813093          170,670.0970
01/01/2017 to 12/31/2017         14.813093          18.701869          150,801.4876
--------------------------       ---------          ---------          ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.000146           6.818846           65,637.5654
01/01/2009 to 12/31/2009          6.818846          10.564501           72,675.5000
01/01/2010 to 12/31/2010         10.564501          13.746673           83,078.1180
01/01/2011 to 12/31/2011         13.746673          12.605011           86,893.1584
01/01/2012 to 12/31/2012         12.605011          13.568856           78,610.2070
01/01/2013 to 12/31/2013         13.568856          18.583175           63,548.3696
01/01/2014 to 12/31/2014         18.583175          18.492153           56,212.4415
01/01/2015 to 12/31/2015         18.492153          17.301835           48,873.9979
01/01/2016 to 12/31/2016         17.301835          15.602241           43,120.8788
01/01/2017 to 12/31/2017         15.602241          21.505421           37,573.2665
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873                0.0000
01/01/2015 to 12/31/2015          1.034873           0.963629                0.0000
01/01/2016 to 12/31/2016          0.963629           1.054874              354.9812
01/01/2017 to 12/31/2017          1.054874           1.170129            1,378.2258
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.264424          13.119967          950,768.4695
01/01/2009 to 12/31/2009         13.119967          15.254824        1,064,205.4200
01/01/2010 to 12/31/2010         15.254824          16.255590        1,064,563.1497
01/01/2011 to 12/31/2011         16.255590          16.521798        1,050,837.2854
01/01/2012 to 12/31/2012         16.521798          17.783373          985,274.0488
01/01/2013 to 12/31/2013         17.783373          17.183060          922,767.7111
01/01/2014 to 12/31/2014         17.183060          17.636801          802,358.6414
01/01/2015 to 12/31/2015         17.636801          17.375096          720,478.1829
01/01/2016 to 12/31/2016         17.375096          17.563105          639,476.3888
01/01/2017 to 12/31/2017         17.563105          18.081043          595,622.1344
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777            2,891.9758
01/01/2013 to 12/31/2013         10.920777          10.271969              456.9505
01/01/2014 to 12/31/2014         10.271969          10.883696              420.3015
01/01/2015 to 12/31/2015         10.883696          10.767769            2,407.2744
01/01/2016 to 12/31/2016         10.767769          10.747188           10,517.0839
01/01/2017 to 12/31/2017         10.747188          10.862878            1,790.6520
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215816          10.745663              820.7364
01/01/2014 to 12/31/2014         10.745663          11.500391              815.2693
01/01/2015 to 12/31/2015         11.500391          11.187401            1,526.5079
01/01/2016 to 12/31/2016         11.187401          11.524039            1,514.9917
01/01/2017 to 12/31/2017         11.524039          13.222947            5,518.5933
--------------------------       ---------          ---------            ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415          105,220.1731
01/01/2013 to 12/31/2013          1.067415           1.157842          145,342.8286
01/01/2014 to 12/31/2014          1.157842           1.228877          102,186.4976
01/01/2015 to 12/31/2015          1.228877           1.199939           48,613.0255
01/01/2016 to 12/31/2016          1.199939           1.248899           59,418.8069
01/01/2017 to 12/31/2017          1.248899           1.406245           57,947.8184
--------------------------       ---------          ---------          ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME ETF
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.573039           8.543334        1,042,786.6640
01/01/2009 to 12/31/2009          8.543334          10.510685        1,136,777.6500
01/01/2010 to 12/31/2010         10.510685          11.621510        1,119,826.2723
01/01/2011 to 12/31/2011         11.621510          11.570323        1,033,528.6087
01/01/2012 to 12/31/2012         11.570323          12.861209          983,351.2189
01/01/2013 to 12/31/2013         12.861209          14.308123          954,998.6951
01/01/2014 to 12/31/2014         14.308123          14.914289          853,357.8596
01/01/2015 to 12/31/2015         14.914289          14.403802          755,938.6691
01/01/2016 to 12/31/2016         14.403802          15.010083          652,219.0048
01/01/2017 to 12/31/2017         15.010083          17.132435          553,777.5416
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         11.861953           7.832534          497,895.0979
01/01/2009 to 12/31/2009          7.832534           9.961190          476,698.5500
01/01/2010 to 12/31/2010          9.961190          11.201872          392,553.3884
01/01/2011 to 12/31/2011         11.201872          10.800482          363,056.2511
01/01/2012 to 12/31/2012         10.800482          12.238157          350,212.5478
01/01/2013 to 12/31/2013         12.238157          14.234775          388,287.4615
01/01/2014 to 12/31/2014         14.234775          14.777130          272,643.6265
01/01/2015 to 12/31/2015         14.777130          14.220698          258,385.6096
01/01/2016 to 12/31/2016         14.220698          14.972728          236,013.8915
01/01/2017 to 12/31/2017         14.972728          17.646876          236,092.7898
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.693957          36.184576          283,445.3790
01/01/2009 to 12/31/2009         36.184576          42.202212          281,035.1100
01/01/2010 to 12/31/2010         42.202212          48.649688          252,278.2674
01/01/2011 to 12/31/2011         48.649688          46.004846          221,793.7791
01/01/2012 to 12/31/2012         46.004846          53.463670          199,990.4817
01/01/2013 to 12/31/2013         53.463670          70.456816          169,149.7215
01/01/2014 to 12/31/2014         70.456816          78.625612          145,046.0384
01/01/2015 to 12/31/2015         78.625612          74.677507          131,365.7998
01/01/2016 to 12/31/2016         74.677507          85.294928          116,586.9403
01/01/2017 to 12/31/2017         85.294928          98.270107          101,511.1349
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         52.216062          31.531321              871.7125
01/01/2009 to 12/31/2009         31.531321          40.322043              625.0800
01/01/2010 to 04/30/2010         40.322043          43.065273                0.0000
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.721661           5.769878        517,904.2439
01/01/2009 to 12/31/2009          5.769878           8.268610        505,809.0000
01/01/2010 to 12/31/2010          8.268610          10.400548        433,724.9757
01/01/2011 to 12/31/2011         10.400548          10.077199        390,647.1803
01/01/2012 to 12/31/2012         10.077199          11.284630        348,179.1289
01/01/2013 to 12/31/2013         11.284630          15.183024        329,872.5419
01/01/2014 to 12/31/2014         15.183024          16.867677        285,643.0211
01/01/2015 to 12/31/2015         16.867677          17.725462        243,076.5228
01/01/2016 to 12/31/2016         17.725462          18.546927        223,043.1512
01/01/2017 to 12/31/2017         18.546927          22.792593        218,120.8181
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         27.202590          16.405880        450,031.9361
01/01/2009 to 12/31/2009         16.405880          20.450020        452,727.7600
01/01/2010 to 12/31/2010         20.450020          25.288496        398,233.5532
01/01/2011 to 12/31/2011         25.288496          23.991438        359,872.7743
01/01/2012 to 12/31/2012         23.991438          27.105776        324,670.6473
01/01/2013 to 12/31/2013         27.105776          34.794495        275,870.0711
01/01/2014 to 12/31/2014         34.794495          37.581838        237,824.6052
01/01/2015 to 12/31/2015         37.581838          33.697185        210,315.8413
01/01/2016 to 12/31/2016         33.697185          38.342201        193,973.8188
01/01/2017 to 12/31/2017         38.342201          41.351899        169,189.1362
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.153890          10.520417          4,543.4481
01/01/2009 to 12/31/2009         10.520417          12.631987          3,689.4100
01/01/2010 to 12/31/2010         12.631987          13.297789          5,678.6974
01/01/2011 to 12/31/2011         13.297789          10.462752          5,058.7844
01/01/2012 to 12/31/2012         10.462752          12.302266          4,941.0733
01/01/2013 to 12/31/2013         12.302266          13.953700         31,508.1897
01/01/2014 to 12/31/2014         13.953700          13.286377         29,932.4997
01/01/2015 to 12/31/2015         13.286377          12.804527         23,294.7140
01/01/2016 to 12/31/2016         12.804527          13.250987         20,735.2824
01/01/2017 to 12/31/2017         13.250987          17.608888         15,302.9440
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         47.344271          44.928249         55,411.6887
01/01/2009 to 12/31/2009         44.928249          48.323937         64,201.7700
01/01/2010 to 12/31/2010         48.323937          51.445814         66,130.7520
01/01/2011 to 12/31/2011         51.445814          53.876982         63,984.3173
01/01/2012 to 12/31/2012         53.876982          56.935146         55,387.1832
01/01/2013 to 12/31/2013         56.935146          55.522287         53,495.4388
01/01/2014 to 12/31/2014         55.522287          58.420361         45,760.5514
01/01/2015 to 12/31/2015         58.420361          57.746684         42,469.6499
01/01/2016 to 12/31/2016         57.746684          58.517012         57,829.0967
01/01/2017 to 12/31/2017         58.517012          59.866806         35,424.3982
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.885022          11.197009          1,749.3000
01/01/2010 to 12/31/2010         11.197009          13.216624          4,640.0731
01/01/2011 to 12/31/2011         13.216624          11.855434         15,061.1061
01/01/2012 to 12/31/2012         11.855434          13.356475          6,030.7815
01/01/2013 to 12/31/2013         13.356475          17.660136          5,583.5197
01/01/2014 to 12/31/2014         17.660136          18.945178          3,746.6424
01/01/2015 to 12/31/2015         18.945178          19.834975          4,201.0415
01/01/2016 to 12/31/2016         19.834975          19.556327          4,002.5171
01/01/2017 to 12/31/2017         19.556327          25.803001          3,542.9948
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         16.101595           9.097531              155.2289
01/01/2009 to 05/01/2009          9.097531           8.649652                0.0000
--------------------------       ---------           --------              --------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
01/01/2008 to 12/31/2008         15.801668           8.916200            1,075.9992
01/01/2009 to 05/01/2009          8.916200           8.472468                0.0000
--------------------------       ---------           --------            ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.677005          10.790988          715,282.3957
01/01/2009 to 12/31/2009         10.790988          10.657244          464,993.6500
01/01/2010 to 12/31/2010         10.657244          10.498571          414,275.1903
01/01/2011 to 12/31/2011         10.498571          10.342686          764,619.1805
01/01/2012 to 12/31/2012         10.342686          10.187859          552,563.7801
01/01/2013 to 12/31/2013         10.187859          10.036175          433,344.9027
01/01/2014 to 12/31/2014         10.036175           9.886750          354,479.8730
01/01/2015 to 12/31/2015          9.886750           9.739549          308,417.7442
01/01/2016 to 12/31/2016          9.739549           9.605299          367,310.3312
01/01/2017 to 12/31/2017          9.605299           9.522732          326,309.9919
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.654521          23.043498           45,175.9370
01/01/2017 to 12/31/2017         23.043498          26.971363           43,173.2379
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         13.194952          16.165833           68,277.3000
01/01/2010 to 12/31/2010         16.165833          18.462348           68,865.5610
01/01/2011 to 12/31/2011         18.462348          17.301901           62,359.9727
01/01/2012 to 12/31/2012         17.301901          18.811597           53,826.8133
01/01/2013 to 12/31/2013         18.811597          24.593916           54,797.7333
01/01/2014 to 12/31/2014         24.593916          26.876234           45,231.1975
01/01/2015 to 12/31/2015         26.876234          26.409734           41,076.4335
01/01/2016 to 04/29/2016         26.409734          26.565924                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.540664           7.361924          270,392.5777
01/01/2009 to 05/01/2009          7.361924           7.276825                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.962968           8.923576        1,097,757.1175
01/01/2009 to 12/31/2009          8.923576          11.588607        1,070,302.8800
01/01/2010 to 12/31/2010         11.588607          12.765184          973,334.0886
01/01/2011 to 12/31/2011         12.765184          12.049965          894,456.8292
01/01/2012 to 12/31/2012         12.049965          13.377280          809,670.5725
01/01/2013 to 12/31/2013         13.377280          17.596592          699,262.9749
01/01/2014 to 12/31/2014         17.596592          19.145478          596,848.1110
01/01/2015 to 12/31/2015         19.145478          19.287919          517,753.4387
01/01/2016 to 12/31/2016         19.287919          20.359742          465,890.3899
01/01/2017 to 12/31/2017         20.359742          23.852310          421,258.8037
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.886487          14.152003            3,375.5696
01/01/2015 to 12/31/2015         14.152003          13.859669           33,822.0390
01/01/2016 to 12/31/2016         13.859669          14.271834           39,039.3739
01/01/2017 to 12/31/2017         14.271834          15.034609           21,706.8791
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.249987          14.638826        2,597,379.5785
01/01/2015 to 12/31/2015         14.638826          14.266092        2,268,299.2275
01/01/2016 to 12/31/2016         14.266092          14.909258        2,050,369.0765
01/01/2017 to 12/31/2017         14.909258          16.251019        1,812,142.1335
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.618345           9.081397          838,007.8450
01/01/2009 to 12/31/2009          9.081397          10.995591          860,798.3100
01/01/2010 to 12/31/2010         10.995591          12.012878        1,008,178.5767
01/01/2011 to 12/31/2011         12.012878          12.044499          993,130.1217
01/01/2012 to 12/31/2012         12.044499          13.158840        1,061,836.9462
01/01/2013 to 12/31/2013         13.158840          14.139905          889,036.8909
01/01/2014 to 04/25/2014         14.139905          14.251744                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.115397           8.781314        1,932,347.3506
01/01/2009 to 12/31/2009          8.781314          10.907208        2,296,602.2900
01/01/2010 to 12/31/2010         10.907208          12.077193        2,467,160.9199
01/01/2011 to 12/31/2011         12.077193          11.883856        2,400,059.7351
01/01/2012 to 12/31/2012         11.883856          13.156910        2,404,835.6729
01/01/2013 to 12/31/2013         13.156910          14.804837        2,135,396.3557
01/01/2014 to 04/25/2014         14.804837          14.865707                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014         15.173438          15.705589        6,200,222.6909
01/01/2015 to 12/31/2015         15.705589          15.275602        5,665,877.2824
01/01/2016 to 12/31/2016         15.275602          16.117392        5,070,982.7838
01/01/2017 to 12/31/2017         16.117392          18.217161        4,615,613.1349
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT STRATEGIC GROWTH AND INCOME SUB-
ACCOUNT (CLASS B))
11/01/2008 to 11/07/2008                             7.352549                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.433837           8.381568        7,963,229.5620
01/01/2009 to 12/31/2009          8.381568          10.596426        8,277,543.4200
01/01/2010 to 12/31/2010         10.596426          11.856876        8,471,676.7238
01/01/2011 to 12/31/2011         11.856876          11.481813        8,371,236.6921
01/01/2012 to 12/31/2012         11.481813          12.885624        7,676,522.2950
01/01/2013 to 12/31/2013         12.885624          15.158788        6,960,635.4078
01/01/2014 to 04/25/2014         15.158788          15.175309                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.641492          16.283470        5,805,793.4610
01/01/2015 to 12/31/2015         16.283470          15.768948        5,162,607.6262
01/01/2016 to 12/31/2016         15.768948          16.798777        4,809,877.9685
01/01/2017 to 12/31/2017         16.798777          19.720479        4,314,138.3982
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT STRATEGIC CONSERVATIVE GROWTH SUB-
ACCOUNT (CLASS B))
11/01/2008 to 11/07/2008                             6.941316                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.138433           8.053398        9,481,073.2135
01/01/2009 to 12/31/2009          8.053398          10.321347        9,220,467.7200
01/01/2010 to 12/31/2010         10.321347          11.742704        8,661,917.9530
01/01/2011 to 12/31/2011         11.742704          11.120139        7,694,928.0420
01/01/2012 to 12/31/2012         11.120139          12.675696        7,109,081.3262
01/01/2013 to 12/31/2013         12.675696          15.722958        6,827,140.4029
01/01/2014 to 04/25/2014         15.722958          15.654494                0.0000
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.967866           8.105624          322,829.9963
01/01/2009 to 12/31/2009          8.105624          11.144049          297,532.7400
01/01/2010 to 12/31/2010         11.144049          12.220261          262,519.5050
01/01/2011 to 12/31/2011         12.220261          12.065387          247,284.9151
01/01/2012 to 12/31/2012         12.065387          13.733793          391,427.4677
01/01/2013 to 12/31/2013         13.733793          18.498998          341,449.7072
01/01/2014 to 12/31/2014         18.498998          19.816928          276,563.6259
01/01/2015 to 12/31/2015         19.816928          21.579412          244,821.0816
01/01/2016 to 12/31/2016         21.579412          21.230540          225,037.6713
01/01/2017 to 12/31/2017         21.230540          28.651717          199,092.7467
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.271393           5.469755          420,157.9012
01/01/2009 to 12/31/2009          5.469755           7.743159          393,920.1800
01/01/2010 to 12/31/2010          7.743159           8.344698          365,561.9551
01/01/2011 to 12/31/2011          8.344698           8.107217          316,152.4774
01/01/2012 to 04/27/2012          8.107217           9.117621                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.101894           6.418417          219,421.2715
01/01/2009 to 12/31/2009          6.418417           8.199228          219,408.2500
01/01/2010 to 12/31/2010          8.199228          10.609230          178,396.7417
01/01/2011 to 12/31/2011         10.609230          10.738517          158,304.2922
01/01/2012 to 12/31/2012         10.738517          11.730182          144,694.5167
01/01/2013 to 12/31/2013         11.730182          17.146193          117,818.6091
01/01/2014 to 12/31/2014         17.146193          17.048775           92,029.1881
01/01/2015 to 12/31/2015         17.048775          17.034637           78,838.3821
01/01/2016 to 12/31/2016         17.034637          17.795807           73,052.1899
01/01/2017 to 12/31/2017         17.795807          22.209513           58,015.7282
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.691738           8.461905         49,406.5570
01/01/2009 to 12/31/2009          8.461905          10.496644         47,092.0600
01/01/2010 to 12/31/2010         10.496644          11.838816         71,841.8329
01/01/2011 to 12/31/2011         11.838816          11.853637         49,647.7229
01/01/2012 to 12/31/2012         11.853637          13.477764         39,936.5385
01/01/2013 to 12/31/2013         13.477764          17.485837         42,196.9201
01/01/2014 to 12/31/2014         17.485837          19.481836         37,767.8077
01/01/2015 to 12/31/2015         19.481836          19.367068         36,666.0483
01/01/2016 to 12/31/2016         19.367068          21.250388        108,482.5751
01/01/2017 to 12/31/2017         21.250388          25.379799         96,713.2355
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         20.101794          12.166969         18,027.3569
01/01/2009 to 12/31/2009         12.166969          13.524105         17,968.3400
01/01/2010 to 12/31/2010         13.524105          16.166179         13,008.4395
01/01/2011 to 12/31/2011         16.166179          16.802976         11,371.4818
01/01/2012 to 12/31/2012         16.802976          18.165841         10,997.9998
01/01/2013 to 12/31/2013         18.165841          24.729525         50,776.6449
01/01/2014 to 12/31/2014         24.729525          24.288137         42,539.5102
01/01/2015 to 12/31/2015         24.288137          24.017442         36,519.3783
01/01/2016 to 12/31/2016         24.017442          28.011950         31,885.2153
01/01/2017 to 12/31/2017         28.011950          31.870180         31,651.9267
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.610081           9.487441         83,560.4552
01/01/2009 to 12/31/2009          9.487441          12.782003         74,735.6300
01/01/2010 to 12/31/2010         12.782003          15.470184         70,260.6369
01/01/2011 to 12/31/2011         15.470184          14.436229         57,994.0082
01/01/2012 to 12/31/2012         14.436229          14.971828         55,239.1681
01/01/2013 to 04/26/2013         14.971828          16.228423              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.069101           8.609495        539,689.8282
01/01/2009 to 12/31/2009          8.609495          12.131423        503,464.9400
01/01/2010 to 12/31/2010         12.131423          13.951918        440,730.1852
01/01/2011 to 12/31/2011         13.951918          13.561104        415,713.4093
01/01/2012 to 12/31/2012         13.561104          15.852780        363,203.7895
01/01/2013 to 12/31/2013         15.852780          21.671233        364,014.9660
01/01/2014 to 12/31/2014         21.671233          23.232801        301,779.8138
01/01/2015 to 12/31/2015         23.232801          25.292922        277,465.6867
01/01/2016 to 12/31/2016         25.292922          25.298016        247,553.8397
01/01/2017 to 12/31/2017         25.298016          33.265633        200,464.8865
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.734859           9.870610         13,417.5619
01/01/2009 to 12/31/2009          9.870610          13.480393         16,634.6000
01/01/2010 to 12/31/2010         13.480393          17.882982         17,763.7849
01/01/2011 to 12/31/2011         17.882982          17.872224         19,912.5159
01/01/2012 to 12/31/2012         17.872224          20.405526         15,155.7782
01/01/2013 to 12/31/2013         20.405526          28.981113         17,138.6388
01/01/2014 to 12/31/2014         28.981113          30.447166         15,023.5256
01/01/2015 to 12/31/2015         30.447166          30.732839         14,359.0653
01/01/2016 to 12/31/2016         30.732839          33.751689         18,704.3600
01/01/2017 to 12/31/2017         33.751689          40.743504         34,722.9547
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.898634          32.058770          4,565.1772
01/01/2017 to 12/31/2017         32.058770          34.181087          4,431.3197
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      20.868984          17.427953            10,019.0316
01/01/2009 to 12/31/2009      17.427953          22.644120            10,833.3600
01/01/2010 to 12/31/2010      22.644120          25.085484            12,107.3028
01/01/2011 to 12/31/2011      25.085484          26.154990            89,065.4725
01/01/2012 to 12/31/2012      26.154990          28.673203            61,674.3637
01/01/2013 to 12/31/2013      28.673203          28.479873            30,465.1401
01/01/2014 to 12/31/2014      28.479873          29.539765            32,812.1769
01/01/2015 to 12/31/2015      29.539765          28.517778            29,487.1728
01/01/2016 to 12/31/2016      28.517778          30.425544           145,566.0186
01/01/2017 to 12/31/2017      30.425544          32.351465           136,859.9771
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008      19.349333          15.514573           322,654.8108
01/01/2009 to 12/31/2009      15.514573          20.903878           347,416.7100
01/01/2010 to 12/31/2010      20.903878          23.262748           326,466.1897
01/01/2011 to 12/31/2011      23.262748          23.939057           252,962.8455
01/01/2012 to 12/31/2012      23.939057          26.633903           225,915.0404
01/01/2013 to 12/31/2013      26.633903          28.330869           198,210.4588
01/01/2014 to 12/31/2014      28.330869          29.256807           173,648.5171
01/01/2015 to 12/31/2015      29.256807          28.194523           151,986.8600
01/01/2016 to 04/29/2016      28.194523          29.041900                 0.0000
--------------------------    ---------          ---------           ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2008 to 12/31/2008      63.051798          35.518412             8,724.0628
01/01/2009 to 12/31/2009      35.518412          45.445792            10,191.6600
01/01/2010 to 12/31/2010      45.445792          51.448042             7,176.5131
01/01/2011 to 12/31/2011      51.448042          51.015521             8,925.1004
01/01/2012 to 12/31/2012      51.015521          58.822791             9,060.7472
01/01/2013 to 12/31/2013      58.822791          74.072604             6,646.9523
01/01/2014 to 12/31/2014      74.072604          79.157310             5,909.4542
01/01/2015 to 12/31/2015      79.157310          74.673661             5,701.0903
01/01/2016 to 12/31/2016      74.673661          86.589187             5,542.1121
01/01/2017 to 12/31/2017      86.589187          96.094737             4,992.1333
--------------------------    ---------          ---------           ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008      37.943515          22.284359            98,151.4518
01/01/2009 to 12/31/2009      22.284359          30.084394            95,728.0900
01/01/2010 to 12/31/2010      30.084394          32.128267            84,980.2903
01/01/2011 to 12/31/2011      32.128267          28.284710            81,947.9964
01/01/2012 to 12/31/2012      28.284710          32.941481            76,747.8824
01/01/2013 to 12/31/2013      32.941481          39.905483            66,725.4171
01/01/2014 to 12/31/2014      39.905483          34.935168            57,945.6715
01/01/2015 to 12/31/2015      34.935168          32.180471            59,529.7701
01/01/2016 to 12/31/2016      32.180471          33.975994            52,108.3099
01/01/2017 to 12/31/2017      33.975994          39.059052            43,654.4355
--------------------------    ---------          ---------           ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         14.362833          10.822050         84,923.9622
01/01/2009 to 12/31/2009         10.822050          14.953603        139,401.4500
01/01/2010 to 12/31/2010         14.953603          16.861824        147,335.8690
01/01/2011 to 12/31/2011         16.861824          17.166133         69,902.4080
01/01/2012 to 12/31/2012         17.166133          19.326959         70,912.8187
01/01/2013 to 12/31/2013         19.326959          20.131020         62,522.0272
01/01/2014 to 12/31/2014         20.131020          20.493636         52,135.8019
01/01/2015 to 12/31/2015         20.493636          19.856558         46,639.4495
01/01/2016 to 12/31/2016         19.856558          21.995536         42,292.1590
01/01/2017 to 12/31/2017         21.995536          23.100851         33,461.0186
--------------------------       ---------          ---------        ------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         13.043176          12.794786         39,970.3373
01/01/2009 to 12/31/2009         12.794786          14.283284         53,008.6200
01/01/2010 to 12/31/2010         14.283284          14.814807         61,600.4736
01/01/2011 to 12/31/2011         14.814807          14.756561         50,048.8221
01/01/2012 to 12/31/2012         14.756561          15.386358         44,012.2316
01/01/2013 to 12/31/2013         15.386358          15.136779         36,176.0651
01/01/2014 to 12/31/2014         15.136779          15.038364         26,460.2382
01/01/2015 to 12/31/2015         15.038364          14.860955         25,891.6930
01/01/2016 to 12/31/2016         14.860955          14.845407         24,285.0709
01/01/2017 to 12/31/2017         14.845407          14.822054         20,573.6102
--------------------------       ---------          ---------        ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         15.754499           8.903322          3,707.9994
01/01/2009 to 07/17/2009          8.903322           8.851550              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         13.642537          15.449452            451.8551
01/01/2011 to 12/31/2011         15.449452          14.446255            432.9033
01/01/2012 to 12/31/2012         14.446255          16.615054          2,027.5661
01/01/2013 to 12/31/2013         16.615054          22.332189            396.6089
01/01/2014 to 12/31/2014         22.332189          24.967382            382.1580
01/01/2015 to 12/31/2015         24.967382          24.524381            834.3934
01/01/2016 to 12/31/2016         24.524381          26.041027            767.9058
01/01/2017 to 12/31/2017         26.041027          33.151511            713.1043
--------------------------       ---------          ---------        ------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2008 to 12/31/2008         16.325104           8.756857            457.0120
01/01/2009 to 12/31/2009          8.756857          11.969051            454.0600
01/01/2010 to 09/24/2010         11.969051          13.688968              0.0000

                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2008 to 12/31/2008         20.351898          11.949861              953.4015
01/01/2009 to 12/31/2009         11.949861          15.912758              882.9200
01/01/2010 to 12/31/2010         15.912758          17.683633              866.8424
01/01/2011 to 12/31/2011         17.683633          16.238299              845.4581
01/01/2012 to 12/31/2012         16.238299          18.470526              826.1057
01/01/2013 to 12/31/2013         18.470526          21.644399              812.6321
01/01/2014 to 12/31/2014         21.644399          21.382101              787.6282
01/01/2015 to 12/31/2015         21.382101          20.559841              568.2508
01/01/2016 to 12/31/2016         20.559841          20.152192              557.2374
01/01/2017 to 12/31/2017         20.152192          24.407589              435.7642
--------------------------       ---------          ---------              --------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2008 to 12/31/2008         20.049801          11.739720           19,739.8303
01/01/2009 to 12/31/2009         11.739720          15.594730           17,636.0500
01/01/2010 to 12/31/2010         15.594730          17.291044           17,503.5134
01/01/2011 to 12/31/2011         17.291044          15.835117           11,269.3760
01/01/2012 to 12/31/2012         15.835117          17.968625           13,377.9853
01/01/2013 to 12/31/2013         17.968625          21.003902           13,614.6657
01/01/2014 to 12/31/2014         21.003902          20.699409           11,855.7864
01/01/2015 to 12/31/2015         20.699409          19.847865            9,237.8446
01/01/2016 to 12/31/2016         19.847865          19.406445            9,020.2641
01/01/2017 to 12/31/2017         19.406445          23.451601            8,797.1805
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.203841          10.541615           59,524.5328
01/01/2013 to 12/31/2013         10.541615          11.536399           36,221.8575
01/01/2014 to 12/31/2014         11.536399          12.193645           33,023.3202
01/01/2015 to 12/31/2015         12.193645          12.075643           38,758.8824
01/01/2016 to 12/31/2016         12.075643          12.317477           43,303.7354
01/01/2017 to 12/31/2017         12.317477          13.780252           43,967.8594
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332                0.0000
01/01/2015 to 12/31/2015          1.039332           1.013279            6,112.7026
01/01/2016 to 12/31/2016          1.013279           1.017598           29,346.1489
01/01/2017 to 12/31/2017          1.017598           1.157180           27,361.3510
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.039775           7.004420          955,843.4372
01/01/2009 to 12/31/2009          7.004420           8.919228        1,905,797.4800
01/01/2010 to 12/31/2010          8.919228           9.850085        1,947,629.4852
01/01/2011 to 12/31/2011          9.850085           9.492567        1,976,358.8441
01/01/2012 to 12/31/2012          9.492567          10.610225        1,971,182.3490
01/01/2013 to 12/31/2013         10.610225          12.383129        1,826,285.4143
01/01/2014 to 12/31/2014         12.383129          12.930227        1,710,865.2948
01/01/2015 to 12/31/2015         12.930227          12.641528        1,620,524.8038
01/01/2016 to 12/31/2016         12.641528          13.419198        1,517,455.7686
01/01/2017 to 12/31/2017         13.419198          15.440724        1,353,948.3154
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.444809           6.353235       1,496,398.9647
01/01/2009 to 12/31/2009          6.353235           8.384885       2,286,129.1700
01/01/2010 to 12/31/2010          8.384885           9.369155       2,817,663.2734
01/01/2011 to 12/31/2011          9.369155           8.788721       2,687,079.2258
01/01/2012 to 12/31/2012          8.788721          10.051050       2,463,887.8125
01/01/2013 to 12/31/2013         10.051050          12.381326       2,290,343.0820
01/01/2014 to 12/31/2014         12.381326          12.969620       2,373,454.5448
01/01/2015 to 12/31/2015         12.969620          12.673624       2,329,429.6381
01/01/2016 to 12/31/2016         12.673624          13.596634       2,212,877.2558
01/01/2017 to 12/31/2017         13.596634          16.245957       2,081,095.9113
--------------------------       ---------          ---------       --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.644659           7.677443       1,127,576.6519
01/01/2009 to 12/31/2009          7.677443           9.327990       1,859,549.7100
01/01/2010 to 12/31/2010          9.327990          10.094473       1,926,725.3738
01/01/2011 to 12/31/2011         10.094473           9.958552       1,676,503.4235
01/01/2012 to 12/31/2012          9.958552          10.867339       1,398,534.9254
01/01/2013 to 12/31/2013         10.867339          12.146937       1,226,806.7707
01/01/2014 to 12/31/2014         12.146937          12.689029       1,179,823.5161
01/01/2015 to 12/31/2015         12.689029          12.403158       1,070,932.1847
01/01/2016 to 12/31/2016         12.403158          13.068866         996,034.0864
01/01/2017 to 12/31/2017         13.068866          14.536774         949,737.0016
--------------------------       ---------          ---------       --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.136121          11.531416          68,110.7451
01/01/2013 to 12/31/2013         11.531416          10.969004          58,404.6156
01/01/2014 to 12/31/2014         10.969004          11.232053          55,291.4275
01/01/2015 to 12/31/2015         11.232053          10.000546          67,078.1874
01/01/2016 to 12/31/2016         10.000546          10.729114          53,338.3476
01/01/2017 to 12/31/2017         10.729114          11.600119          66,174.6959
--------------------------       ---------          ---------       --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.959161          10.271320          75,800.2199
01/01/2013 to 12/31/2013         10.271320          11.155889         159,477.3147
01/01/2014 to 12/31/2014         11.155889          11.634125         274,070.3383
01/01/2015 to 12/31/2015         11.634125          11.442731         320,626.0907
01/01/2016 to 12/31/2016         11.442731          11.766019         295,178.6529
01/01/2017 to 12/31/2017         11.766019          13.127394         285,601.9843
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987878           9.757096          91,632.1430
01/01/2012 to 12/31/2012          9.757096          10.028733          72,506.4837
01/01/2013 to 12/31/2013         10.028733           9.989104          87,393.6539
01/01/2014 to 12/31/2014          9.989104           9.939505         114,407.0595
01/01/2015 to 12/31/2015          9.939505           9.725711         141,187.0018
01/01/2016 to 12/31/2016          9.725711           9.876187         127,237.9959
01/01/2017 to 12/31/2017          9.876187           9.854197         103,555.3539
--------------------------       ---------          ---------       --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.776010           7.674018       1,535,912.6750
01/01/2009 to 12/31/2009          7.674018          10.022737       1,400,066.7100
01/01/2010 to 12/31/2010         10.022737          11.497114       1,364,615.6660
01/01/2011 to 12/31/2011         11.497114          10.666773         936,437.0345
01/01/2012 to 12/31/2012         10.666773          12.260127         839,062.7299
01/01/2013 to 12/31/2013         12.260127          15.633590         777,351.3200
01/01/2014 to 12/31/2014         15.633590          16.176434         616,866.3906
01/01/2015 to 12/31/2015         16.176434          15.607765         583,894.4452
01/01/2016 to 12/31/2016         15.607765          16.747474         441,936.2983
01/01/2017 to 12/31/2017         16.747474          20.272653         365,582.4979
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 01/01/2008         11.045193          11.045193         566,449.1321
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.986072          10.438856          23,487.6249
01/01/2013 to 12/31/2013         10.438856          11.754454          95,553.5466
01/01/2014 to 12/31/2014         11.754454          12.690330          99,759.8163
01/01/2015 to 12/31/2015         12.690330          11.984397         111,978.5674
01/01/2016 to 12/31/2016         11.984397          12.787154         120,705.2240
01/01/2017 to 12/31/2017         12.787154          14.899302         161,345.4977
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS A) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.178322          13.276348             586.6379
01/01/2009 to 12/31/2009         13.276348          16.577666             721.9800
01/01/2010 to 12/31/2010         16.577666          19.611335             682.4220
01/01/2011 to 12/31/2011         19.611335          17.630789             642.7361
01/01/2012 to 12/31/2012         17.630789          20.530672             693.8114
01/01/2013 to 12/31/2013         20.530672          26.848182             641.3639
01/01/2014 to 12/31/2014         26.848182          26.954588             602.8138
01/01/2015 to 12/31/2015         26.954588          25.158471             607.0755
01/01/2016 to 12/31/2016         25.158471          32.588720             603.7204
01/01/2017 to 12/31/2017         32.588720          35.933220             521.4347
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.250907          11.919451         361,320.7979
01/01/2009 to 12/31/2009         11.919451          14.840417         328,782.6600
01/01/2010 to 12/31/2010         14.840417          17.519779         289,746.7062
01/01/2011 to 12/31/2011         17.519779          15.700881         254,413.5291
01/01/2012 to 12/31/2012         15.700881          18.238666         230,462.4788
01/01/2013 to 12/31/2013         18.238666          23.785204         174,443.6760
01/01/2014 to 12/31/2014         23.785204          23.821107         149,731.4938
01/01/2015 to 12/31/2015         23.821107          22.186163         133,505.4402
01/01/2016 to 12/31/2016         22.186163          28.672749         113,365.0930
01/01/2017 to 12/31/2017         28.672749          31.536022          99,877.5779
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.452971           6.164667         364,125.2526
01/01/2009 to 12/31/2009          6.164667          10.254869         410,476.1700
01/01/2010 to 12/31/2010         10.254869          12.485909         410,275.0363
01/01/2011 to 12/31/2011         12.485909           9.994683         382,555.7221
01/01/2012 to 12/31/2012          9.994683          11.699610         353,069.8090
01/01/2013 to 12/31/2013         11.699610          10.945850         349,212.7922
01/01/2014 to 12/31/2014         10.945850          10.074676         351,407.3540
01/01/2015 to 12/31/2015         10.074676           8.549479         329,244.9945
01/01/2016 to 12/31/2016          8.549479           9.386232         321,890.1046
01/01/2017 to 12/31/2017          9.386232          11.860450         296,884.3920
--------------------------       ---------          ---------       --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
(CLASS 2))
01/01/2008 to 04/25/2008         25.433396          23.141049                0.0000
--------------------------       ---------          ---------                ------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.212180           9.310030          272,766.8610
01/01/2009 to 12/31/2009          9.310030          12.350911          276,749.2300
01/01/2010 to 12/31/2010         12.350911          14.119798          240,895.6367
01/01/2011 to 12/31/2011         14.119798          13.126372          230,365.7004
01/01/2012 to 12/31/2012         13.126372          16.282280          207,750.3041
01/01/2013 to 12/31/2013         16.282280          16.600277          202,112.5575
01/01/2014 to 12/31/2014         16.600277          18.513524          214,136.9059
01/01/2015 to 12/31/2015         18.513524          17.973286          159,397.7474
01/01/2016 to 12/31/2016         17.973286          17.851529          152,235.4231
01/01/2017 to 12/31/2017         17.851529          19.466494          143,587.6600
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          7.775812           4.666062        1,000,363.5154
01/01/2009 to 12/31/2009          4.666062           6.108653          926,110.6800
01/01/2010 to 12/31/2010          6.108653           7.445477          792,115.7498
01/01/2011 to 12/31/2011          7.445477           7.569276          987,716.1050
01/01/2012 to 12/31/2012          7.569276           8.831514          889,674.6582
01/01/2013 to 12/31/2013          8.831514          12.661135          775,042.2623
01/01/2014 to 12/31/2014         12.661135          14.821679          715,108.2165
01/01/2015 to 12/31/2015         14.821679          14.004631          644,470.0476
01/01/2016 to 12/31/2016         14.004631          14.158857          590,531.9826
01/01/2017 to 12/31/2017         14.158857          16.508125          545,385.2763
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.327747           4.614768          397,019.5508
01/01/2009 to 12/31/2009          4.614768           6.269067          404,485.0000
01/01/2010 to 12/31/2010          6.269067           6.625444          357,682.8321
01/01/2011 to 04/29/2011          6.625444           7.041458                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910          788,059.5045
01/01/2013 to 12/31/2013          1.046910           1.049991        1,179,380.9298
01/01/2014 to 12/31/2014          1.049991           1.091538        1,051,686.1128
01/01/2015 to 12/31/2015          1.091538           1.029557          959,575.7660
01/01/2016 to 12/31/2016          1.029557           1.132497        1,005,659.1375
01/01/2017 to 12/31/2017          1.132497           1.226643          927,315.1216
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.480694           7.244190          268,990.4271
01/01/2009 to 12/31/2009          7.244190           9.028080          248,012.0600
01/01/2010 to 12/31/2010          9.028080          10.209672          304,913.0645
01/01/2011 to 12/31/2011         10.209672           9.903871          259,017.2604
01/01/2012 to 12/31/2012          9.903871          11.548197          212,872.4303
01/01/2013 to 12/31/2013         11.548197          15.394522          214,901.5361
01/01/2014 to 12/31/2014         15.394522          16.569280          202,506.1390
01/01/2015 to 12/31/2015         16.569280          15.340294          213,583.0685
01/01/2016 to 12/31/2016         15.340294          17.717108          140,193.5097
01/01/2017 to 12/31/2017         17.717108          20.589148          126,187.8704
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.882719           9.581346        412,600.5895
01/01/2009 to 12/31/2009          9.581346          12.624541        386,283.9800
01/01/2010 to 12/31/2010         12.624541          15.685173        333,357.9880
01/01/2011 to 12/31/2011         15.685173          15.277443        288,892.2802
01/01/2012 to 12/31/2012         15.277443          17.783449        247,602.7989
01/01/2013 to 12/31/2013         17.783449          24.544872        220,633.8197
01/01/2014 to 12/31/2014         24.544872          26.079209        191,304.8335
01/01/2015 to 12/31/2015         26.079209          25.239059        178,301.6002
01/01/2016 to 12/31/2016         25.239059          27.692495        174,581.0684
01/01/2017 to 12/31/2017         27.692495          34.175313        158,417.3426
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954         62,070.5999
01/01/2013 to 12/31/2013          1.048954           1.146295        222,261.1257
01/01/2014 to 12/31/2014          1.146295           1.207398        335,719.4931
01/01/2015 to 12/31/2015          1.207398           1.199459        839,723.9710
01/01/2016 to 12/31/2016          1.199459           1.215296        757,334.5545
01/01/2017 to 12/31/2017          1.215296           1.395985        652,750.5901
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041              0.0000
01/01/2014 to 12/31/2014          1.127041           1.212477         65,724.1605
01/01/2015 to 12/31/2015          1.212477           1.179361        356,048.5468
01/01/2016 to 12/31/2016          1.179361           1.211868        289,307.3554
01/01/2017 to 12/31/2017          1.211868           1.378757        308,261.1273
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         18.002175          10.234654              0.0000
01/01/2009 to 12/31/2009         10.234654          13.295030              0.0000
01/01/2010 to 12/31/2010         13.295030          14.616284              0.0000
01/01/2011 to 12/31/2011         14.616284          12.889638              0.0000
01/01/2012 to 12/31/2012         12.889638          14.844273              0.0000
01/01/2013 to 12/31/2013         14.844273          17.477665              0.0000
01/01/2014 to 12/31/2014         17.477665          16.049691              0.0000
01/01/2015 to 12/31/2015         16.049691          15.566327              0.0000
01/01/2016 to 12/31/2016         15.566327          15.223865              0.0000
01/01/2017 to 12/31/2017         15.223865          19.264117              0.0000
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.753236          10.079197        596,720.4093
01/01/2009 to 12/31/2009         10.079197          13.063369        540,968.0700
01/01/2010 to 12/31/2010         13.063369          14.336647        491,102.2681
01/01/2011 to 12/31/2011         14.336647          12.610368        452,308.2946
01/01/2012 to 12/31/2012         12.610368          14.497083        418,999.9565
01/01/2013 to 12/31/2013         14.497083          17.025678        363,367.1525
01/01/2014 to 12/31/2014         17.025678          15.598789        330,191.4479
01/01/2015 to 12/31/2015         15.598789          15.086420        306,172.7989
01/01/2016 to 12/31/2016         15.086420          14.724356        294,860.3479
01/01/2017 to 12/31/2017         14.724356          18.580583        256,382.9504
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.956695           6.792639          126,998.1829
01/01/2009 to 12/31/2009          6.792639          10.518643          120,262.9800
01/01/2010 to 12/31/2010         10.518643          13.680173          111,543.7762
01/01/2011 to 12/31/2011         13.680173          12.537777          100,444.8613
01/01/2012 to 12/31/2012         12.537777          13.489703           89,032.0444
01/01/2013 to 12/31/2013         13.489703          18.465551           80,258.1766
01/01/2014 to 12/31/2014         18.465551          18.365921           71,105.6697
01/01/2015 to 12/31/2015         18.365921          17.175139           66,206.3049
01/01/2016 to 12/31/2016         17.175139          15.480251           61,661.8782
01/01/2017 to 12/31/2017         15.480251          21.326659           57,237.3241
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516                0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815                0.0000
01/01/2016 to 12/31/2016          0.962815           1.053457                0.0000
01/01/2017 to 12/31/2017          1.053457           1.167975                0.0000
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.191600          13.041402        1,126,122.6669
01/01/2009 to 12/31/2009         13.041402          15.155905        1,338,326.3400
01/01/2010 to 12/31/2010         15.155905          16.142116        1,292,032.1519
01/01/2011 to 12/31/2011         16.142116          16.398294        1,192,865.4435
01/01/2012 to 12/31/2012         16.398294          17.641576        1,145,734.6700
01/01/2013 to 12/31/2013         17.641576          17.037533        1,046,588.4881
01/01/2014 to 12/31/2014         17.037533          17.478695          876,449.6340
01/01/2015 to 12/31/2015         17.478695          17.210733          741,494.2528
01/01/2016 to 12/31/2016         17.210733          17.388274          669,148.9329
01/01/2017 to 12/31/2017         17.388274          17.892139          626,467.2323
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE CLASS))
01/01/2008 to 12/31/2008         14.543906          15.006218           76,262.8760
01/01/2009 to 05/01/2009         15.006218          15.507238                0.0000
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.756296          10.911620            6,476.7238
01/01/2013 to 12/31/2013         10.911620          10.258227                0.0000
01/01/2014 to 12/31/2014         10.258227          10.863707              786.7459
01/01/2015 to 12/31/2015         10.863707          10.742623            9,706.4907
01/01/2016 to 12/31/2016         10.742623          10.716734           31,806.4985
01/01/2017 to 12/31/2017         10.716734          10.826700           25,240.6615
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215677          10.741899            2,754.7806
01/01/2014 to 12/31/2014         10.741899          11.490620            7,922.8233
01/01/2015 to 12/31/2015         11.490620          11.172311           37,538.5190
01/01/2016 to 12/31/2016         11.172311          11.502747           33,805.7209
01/01/2017 to 12/31/2017         11.502747          13.191944           48,216.7330
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048          102,507.6832
01/01/2013 to 12/31/2013          1.067048           1.156866           90,431.3613
01/01/2014 to 12/31/2014          1.156866           1.227228          121,820.1471
01/01/2015 to 12/31/2015          1.227228           1.197730          123,211.9457
01/01/2016 to 12/31/2016          1.197730           1.245977           67,341.1600
01/01/2017 to 12/31/2017          1.245977           1.402257          107,261.9947
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.560014           8.529438        115,046.5345
01/01/2009 to 12/31/2009          8.529438          10.488347        232,249.8700
01/01/2010 to 12/31/2010         10.488347          11.591023        287,201.3153
01/01/2011 to 12/31/2011         11.591023          11.534218        240,756.1157
01/01/2012 to 12/31/2012         11.534218          12.814640        200,506.0584
01/01/2013 to 12/31/2013         12.814640          14.249194        159,708.6713
01/01/2014 to 12/31/2014         14.249194          14.845443        154,433.3538
01/01/2015 to 12/31/2015         14.845443          14.330148        146,640.4199
01/01/2016 to 12/31/2016         14.330148          14.925871        145,163.9856
01/01/2017 to 12/31/2017         14.925871          17.027833        142,874.3445
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         11.848603           7.819791         35,040.3316
01/01/2009 to 12/31/2009          7.819791           9.940016         78,382.7900
01/01/2010 to 12/31/2010          9.940016          11.172483        207,630.6194
01/01/2011 to 12/31/2011         11.172483          10.766774        210,262.8165
01/01/2012 to 12/31/2012         10.766774          12.193838        170,007.8619
01/01/2013 to 12/31/2013         12.193838          14.176143        116,431.9234
01/01/2014 to 12/31/2014         14.176143          14.708912        157,390.2312
01/01/2015 to 12/31/2015         14.708912          14.147975        147,543.4499
01/01/2016 to 12/31/2016         14.147975          14.888720        136,682.0295
01/01/2017 to 12/31/2017         14.888720          17.539128        129,931.3714
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         57.217089          35.945369         70,664.6477
01/01/2009 to 12/31/2009         35.945369          42.001620         65,317.6500
01/01/2010 to 12/31/2010         42.001620          48.521828         57,080.8793
01/01/2011 to 12/31/2011         48.521828          45.976848         51,302.4826
01/01/2012 to 12/31/2012         45.976848          53.537308         46,173.8147
01/01/2013 to 12/31/2013         53.537308          70.684477         39,999.8555
01/01/2014 to 12/31/2014         70.684477          79.038744         35,023.3800
01/01/2015 to 12/31/2015         79.038744          75.245148         31,030.5124
01/01/2016 to 12/31/2016         75.245148          86.092953         27,831.5108
01/01/2017 to 12/31/2017         86.092953          99.411891         25,631.0243
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.377185          35.967814        411,273.3121
01/01/2009 to 12/31/2009         35.967814          41.928431        395,436.6000
01/01/2010 to 12/31/2010         41.928431          48.309957        368,915.5742
01/01/2011 to 12/31/2011         48.309957          45.660800        327,734.0317
01/01/2012 to 12/31/2012         45.660800          53.037202        287,622.0925
01/01/2013 to 12/31/2013         53.037202          69.859904        250,679.3885
01/01/2014 to 12/31/2014         69.859904          77.920551        217,560.0163
01/01/2015 to 12/31/2015         77.920551          73.970867        198,848.7158
01/01/2016 to 12/31/2016         73.970867          84.445625        176,562.6328
01/01/2017 to 12/31/2017         84.445625          97.243166        152,568.6868
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.422945           8.101541          8,459.1850
01/01/2009 to 12/31/2009          8.101541          10.355020          8,711.8200
01/01/2010 to 04/30/2010         10.355020          11.057691              0.0000
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008          9.847016           5.853285        132,734.2134
01/01/2009 to 12/31/2009          5.853285           8.405675        118,497.5700
01/01/2010 to 12/31/2010          8.405675          10.599992         95,336.2119
01/01/2011 to 12/31/2011         10.599992          10.291384         81,755.2947
01/01/2012 to 12/31/2012         10.291384          11.543661         75,534.2234
01/01/2013 to 12/31/2013         11.543661          15.567219         66,265.6485
01/01/2014 to 12/31/2014         15.567219          17.326741         57,829.8823
01/01/2015 to 12/31/2015         17.326741          18.233221         49,860.4417
01/01/2016 to 12/31/2016         18.233221          19.122937         45,248.1820
01/01/2017 to 12/31/2017         19.122937          23.562553         41,583.7505
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.668240           5.735290        573,694.3598
01/01/2009 to 12/31/2009          5.735290           8.214937        597,489.2400
01/01/2010 to 12/31/2010          8.214937          10.327880        562,329.8372
01/01/2011 to 12/31/2011         10.327880          10.001799        503,082.1328
01/01/2012 to 12/31/2012         10.001799          11.194572        449,918.8428
01/01/2013 to 12/31/2013         11.194572          15.054336        415,092.9530
01/01/2014 to 12/31/2014         15.054336          16.716356        319,662.6802
01/01/2015 to 12/31/2015         16.716356          17.557671        298,017.7516
01/01/2016 to 12/31/2016         17.557671          18.362182        262,004.1965
01/01/2017 to 12/31/2017         18.362182          22.554323        226,444.5551
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS A) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         27.691743          16.724493         16,434.7417
01/01/2009 to 12/31/2009         16.724493          20.890417         16,395.3300
01/01/2010 to 12/31/2010         20.890417          25.885342         12,415.4255
01/01/2011 to 12/31/2011         25.885342          24.605872         10,498.0642
01/01/2012 to 12/31/2012         24.605872          27.858141          9,266.5167
01/01/2013 to 12/31/2013         27.858141          35.830520          8,621.6236
01/01/2014 to 12/31/2014         35.830520          38.792498          7,897.5585
01/01/2015 to 12/31/2015         38.792498          34.851232          5,915.5706
01/01/2016 to 12/31/2016         34.851232          39.729666          5,454.2285
01/01/2017 to 12/31/2017         39.729666          42.944016          5,098.9608
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         27.452727          16.548422        294,989.3528
01/01/2009 to 12/31/2009         16.548422          20.617392        284,413.5500
01/01/2010 to 12/31/2010         20.617392          25.482748        252,852.3917
01/01/2011 to 12/31/2011         25.482748          24.163669        228,905.9807
01/01/2012 to 12/31/2012         24.163669          27.286655        206,980.4171
01/01/2013 to 12/31/2013         27.286655          35.009194        181,363.9431
01/01/2014 to 12/31/2014         35.009194          37.794846        163,192.9543
01/01/2015 to 12/31/2015         37.794846          33.871234        148,129.3582
01/01/2016 to 12/31/2016         33.871234          38.520988        136,330.0587
01/01/2017 to 12/31/2017         38.520988          41.524031        118,601.9097
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.034015          11.547289           53,674.1681
01/01/2009 to 12/31/2009         11.547289          13.858037           56,566.5300
01/01/2010 to 12/31/2010         13.858037          14.581182           49,731.5591
01/01/2011 to 12/31/2011         14.581182          11.466803           50,886.1046
01/01/2012 to 12/31/2012         11.466803          13.476078           52,961.8014
01/01/2013 to 12/31/2013         13.476078          15.277449          192,488.4935
01/01/2014 to 12/31/2014         15.277449          14.539548          187,807.2959
01/01/2015 to 12/31/2015         14.539548          14.005246          184,856.7534
01/01/2016 to 12/31/2016         14.005246          14.486334          177,379.1753
01/01/2017 to 12/31/2017         14.486334          19.240928          149,799.6535
--------------------------       ---------          ---------          ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         46.771027          44.362024           14,874.9784
01/01/2009 to 12/31/2009         44.362024          47.691089           12,880.0500
01/01/2010 to 12/31/2010         47.691089          50.746727           12,329.1861
01/01/2011 to 12/31/2011         50.746727          53.118389           14,461.8272
01/01/2012 to 12/31/2012         53.118389          56.105308           14,721.0168
01/01/2013 to 12/31/2013         56.105308          54.685705           15,254.1241
01/01/2014 to 12/31/2014         54.685705          57.511374           15,367.9291
01/01/2015 to 12/31/2015         57.511374          56.819777           15,284.1793
01/01/2016 to 12/31/2016         56.819777          57.548979           16,832.3412
01/01/2017 to 12/31/2017         57.548979          58.847115           16,833.8493
--------------------------       ---------          ---------          ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.824883          11.117560           20,068.7100
01/01/2010 to 12/31/2010         11.117560          13.116297           14,817.2674
01/01/2011 to 12/31/2011         13.116297          11.759572           14,746.4019
01/01/2012 to 12/31/2012         11.759572          13.241824           15,313.4279
01/01/2013 to 12/31/2013         13.241824          17.499801           15,534.9852
01/01/2014 to 12/31/2014         17.499801          18.763797           12,650.2157
01/01/2015 to 12/31/2015         18.763797          19.635260           12,120.0658
01/01/2016 to 12/31/2016         19.635260          19.349747           12,308.2122
01/01/2017 to 12/31/2017         19.349747          25.517730           12,028.5365
--------------------------       ---------          ---------          ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         16.003372           9.037492           16,380.6371
01/01/2009 to 05/01/2009          9.037492           8.591140                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
01/01/2008 to 12/31/2008         15.705276           8.857358              803.0493
01/01/2009 to 05/01/2009          8.857358           8.415155                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.618348          10.726329        2,284,101.6264
01/01/2009 to 12/31/2009         10.726329          10.588094        1,525,154.2500
01/01/2010 to 12/31/2010         10.588094          10.425239        1,205,546.9615
01/01/2011 to 12/31/2011         10.425239          10.265326          942,625.3766
01/01/2012 to 12/31/2012         10.265326          10.106578        1,086,706.2707
01/01/2013 to 12/31/2013         10.106578           9.951130          792,241.1538
01/01/2014 to 12/31/2014          9.951130           9.798073          728,579.0273
01/01/2015 to 12/31/2015          9.798073           9.647370          553,699.2579
01/01/2016 to 12/31/2016          9.647370           9.509638          430,954.4504
01/01/2017 to 12/31/2017          9.509638           9.423196          360,244.4225
--------------------------       ---------          ---------        --------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.501097          22.879860           26,723.1681
01/01/2017 to 12/31/2017         22.879860          26.766501           33,446.5316
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         13.094754          16.037793           61,906.1300
01/01/2010 to 12/31/2010         16.037793          18.306978           42,135.0744
01/01/2011 to 12/31/2011         18.306978          17.147741           35,679.2868
01/01/2012 to 12/31/2012         17.147741          18.634623           34,442.5326
01/01/2013 to 12/31/2013         18.634623          24.350383           36,693.2866
01/01/2014 to 12/31/2014         24.350383          26.596808           25,881.8827
01/01/2015 to 12/31/2015         26.596808          26.122100           23,287.7644
01/01/2016 to 04/29/2016         26.122100          26.272271                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.505142           7.337382          194,297.1720
01/01/2009 to 05/01/2009          7.337382           7.251359                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.880819           8.870125        1,234,431.6681
01/01/2009 to 12/31/2009          8.870125          11.513436        1,195,568.3200
01/01/2010 to 12/31/2010         11.513436          12.676051        1,115,707.0529
01/01/2011 to 12/31/2011         12.676051          11.959860        1,027,299.5651
01/01/2012 to 12/31/2012         11.959860          13.270583          935,096.9332
01/01/2013 to 12/31/2013         13.270583          17.447529          772,027.7312
01/01/2014 to 12/31/2014         17.447529          18.973811          645,530.0514
01/01/2015 to 12/31/2015         18.973811          19.105426          559,895.7047
01/01/2016 to 12/31/2016         19.105426          20.157035          504,086.0079
01/01/2017 to 12/31/2017         20.157035          23.603074          436,906.2357
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.760325          14.018688            3,221.2296
01/01/2015 to 12/31/2015         14.018688          13.722248           56,458.9711
01/01/2016 to 12/31/2016         13.722248          14.123267           17,776.6578
01/01/2017 to 12/31/2017         14.123267          14.870691           14,399.9895
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.356889          14.743659        4,407,926.8676
01/01/2015 to 12/31/2015         14.743659          14.361077        3,810,842.1741
01/01/2016 to 12/31/2016         14.361077          15.001028        3,360,808.9284
01/01/2017 to 12/31/2017         15.001028          16.342905        2,950,443.7891
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.600009           9.062519        2,159,486.8389
01/01/2009 to 12/31/2009          9.062519          10.967254        2,497,299.8200
01/01/2010 to 12/31/2010         10.967254          11.975937        2,177,429.4981
01/01/2011 to 12/31/2011         11.975937          12.001477        2,115,155.9229
01/01/2012 to 12/31/2012         12.001477          13.105255        2,297,530.1270
01/01/2013 to 12/31/2013         13.105255          14.075290        1,879,942.8260
01/01/2014 to 04/25/2014         14.075290          14.184385                0.0000
--------------------------       ---------          ---------        --------------


                                  1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                      12.096278
01/01/2009 to 12/31/2009                                                                       8.763057
01/01/2010 to 12/31/2010                                                                      10.879096
01/01/2011 to 12/31/2011                                                                      12.040052
01/01/2012 to 12/31/2012                                                                      11.841405
01/01/2013 to 12/31/2013                                                                      13.103329
01/01/2014 to 04/25/2014                                                                      14.737182
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) (FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014                                                                      14.764283
01/01/2015 to 12/31/2015                                                                      15.276918
01/01/2016 to 12/31/2016                                                                      14.851241
01/01/2017 to 12/31/2017                                                                      15.661820
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC
GROWTH AND INCOME SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                      10.685165
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.416890
01/01/2009 to 12/31/2009                                                                       8.364141
01/01/2010 to 12/31/2010                                                                      10.569112
01/01/2011 to 12/31/2011                                                                      11.820410
01/01/2012 to 12/31/2012                                                                      11.440794
01/01/2013 to 12/31/2013                                                                      12.833143
01/01/2014 to 04/25/2014                                                                      15.089511
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      14.737691
01/01/2015 to 12/31/2015                                                                      15.337387
01/01/2016 to 12/31/2016                                                                      14.845337
01/01/2017 to 12/31/2017                                                                      15.806947
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC
CONSERVATIVE GROWTH SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                      10.876657
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.122077
01/01/2009 to 12/31/2009                                                                       8.036651
01/01/2010 to 12/31/2010                                                                      10.294738
01/01/2011 to 12/31/2011                                                                      11.706585
01/01/2012 to 12/31/2012                                                                      11.080407
01/01/2013 to 12/31/2013                                                                      12.624065
01/01/2014 to 04/25/2014                                                                      15.651096
------------------------------------------------------------------------------------------    ---------




                                                                                                               NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT        UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD       END OF PERIOD
                                                                                           --------------- -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                       8.763057      3,598,191.9541
01/01/2009 to 12/31/2009                                                                      10.879096      3,979,307.5900
01/01/2010 to 12/31/2010                                                                      12.040052      3,901,048.6063
01/01/2011 to 12/31/2011                                                                      11.841405      3,935,094.1230
01/01/2012 to 12/31/2012                                                                      13.103329      3,530,442.6122
01/01/2013 to 12/31/2013                                                                      14.737182      3,171,181.0548
01/01/2014 to 04/25/2014                                                                      14.795444              0.0000
------------------------------------------------------------------------------------------    ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
(FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014                                                                      15.276918      7,087,722.8999
01/01/2015 to 12/31/2015                                                                      14.851241      6,334,125.1094
01/01/2016 to 12/31/2016                                                                      15.661820      5,563,139.0912
01/01/2017 to 12/31/2017                                                                      17.693422      4,920,385.3592
------------------------------------------------------------------------------------------    ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME
SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                       7.345216              0.0000
------------------------------------------------------------------------------------------    ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.364141     10,849,770.5766
01/01/2009 to 12/31/2009                                                                      10.569112     10,269,763.0200
01/01/2010 to 12/31/2010                                                                      11.820410      9,751,532.9934
01/01/2011 to 12/31/2011                                                                      11.440794      9,159,590.7551
01/01/2012 to 12/31/2012                                                                      12.833143      8,345,063.0100
01/01/2013 to 12/31/2013                                                                      15.089511      7,600,157.5873
01/01/2014 to 04/25/2014                                                                      15.103578              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      15.337387      9,384,594.2136
01/01/2015 to 12/31/2015                                                                      14.845337      8,521,779.2866
01/01/2016 to 12/31/2016                                                                      15.806947      7,598,153.7707
01/01/2017 to 12/31/2017                                                                      18.546910      6,580,122.1484
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH
SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                       6.934392              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.036651     12,124,140.4414
01/01/2009 to 12/31/2009                                                                      10.294738     11,480,758.2200
01/01/2010 to 12/31/2010                                                                      11.706585     11,011,636.7263
01/01/2011 to 12/31/2011                                                                      11.080407     10,438,656.6604
01/01/2012 to 12/31/2012                                                                      12.624065      9,999,961.7509
01/01/2013 to 12/31/2013                                                                      15.651096     10,020,906.3295
01/01/2014 to 04/25/2014                                                                      15.580490              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.918182           8.070513        433,623.7697
01/01/2009 to 12/31/2009          8.070513          11.090236        363,240.7200
01/01/2010 to 12/31/2010         11.090236          12.155181        344,473.9317
01/01/2011 to 12/31/2011         12.155181          11.995148        324,999.5625
01/01/2012 to 12/31/2012         11.995148          13.646987        544,829.0387
01/01/2013 to 12/31/2013         13.646987          18.372896        462,359.5514
01/01/2014 to 12/31/2014         18.372896          19.672009        405,129.0160
01/01/2015 to 12/31/2015         19.672009          21.410904        349,058.0769
01/01/2016 to 12/31/2016         21.410904          21.054233        307,976.1702
01/01/2017 to 12/31/2017         21.054233          28.399643        254,753.3264
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.214981           5.436980        679,472.6189
01/01/2009 to 12/31/2009          5.436980           7.692918        545,880.7200
01/01/2010 to 12/31/2010          7.692918           8.286415        492,118.1202
01/01/2011 to 12/31/2011          8.286415           8.046579        434,488.9432
01/01/2012 to 04/27/2012          8.046579           9.047954              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.064882           6.393804         44,227.0586
01/01/2009 to 12/31/2009          6.393804           8.163706         39,882.1000
01/01/2010 to 12/31/2010          8.163706          10.557998         34,064.2697
01/01/2011 to 12/31/2011         10.557998          10.681332         30,396.0044
01/01/2012 to 12/31/2012         10.681332          11.661856         27,647.4458
01/01/2013 to 12/31/2013         11.661856          17.037814         27,114.5290
01/01/2014 to 12/31/2014         17.037814          16.932545         23,360.3662
01/01/2015 to 12/31/2015         16.932545          16.910050         20,784.8896
01/01/2016 to 12/31/2016         16.910050          17.656827         20,433.4218
01/01/2017 to 12/31/2017         17.656827          22.025093         16,347.7650
--------------------------       ---------          ---------        ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.635141           8.424388        216,440.5197
01/01/2009 to 12/31/2009          8.424388          10.446974        190,401.0500
01/01/2010 to 12/31/2010         10.446974          11.779268        168,592.6342
01/01/2011 to 12/31/2011         11.779268          11.790488        177,264.0412
01/01/2012 to 12/31/2012         11.790488          13.401926        146,636.0088
01/01/2013 to 12/31/2013         13.401926          17.382241         96,688.3209
01/01/2014 to 12/31/2014         17.382241          19.360613        110,598.1876
01/01/2015 to 12/31/2015         19.360613          19.240792        117,904.1059
01/01/2016 to 12/31/2016         19.240792          21.105509        135,333.5059
01/01/2017 to 12/31/2017         21.105509          25.199240        116,135.9234
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         20.026565          12.115344         10,431.6315
01/01/2009 to 12/31/2009         12.115344          13.459989          5,834.8300
01/01/2010 to 12/31/2010         13.459989          16.081509          4,889.6614
01/01/2011 to 12/31/2011         16.081509          16.706638          4,359.9331
01/01/2012 to 12/31/2012         16.706638          18.052621          2,559.4623
01/01/2013 to 12/31/2013         18.052621          24.563132         61,532.2303
01/01/2014 to 12/31/2014         24.563132          24.112658         55,751.6903
01/01/2015 to 12/31/2015         24.112658          23.832007         42,427.8436
01/01/2016 to 12/31/2016         23.832007          27.781792         32,872.7784
01/01/2017 to 12/31/2017         27.781792          31.592581         29,964.3658
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.537282           9.438452        122,521.4422
01/01/2009 to 12/31/2009          9.438452          12.709651        133,468.2100
01/01/2010 to 12/31/2010         12.709651          15.374940        133,230.1827
01/01/2011 to 12/31/2011         15.374940          14.340195        101,338.5884
01/01/2012 to 12/31/2012         14.340195          14.864760         84,563.8075
01/01/2013 to 04/26/2013         14.864760          16.109809              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.000316           8.565889        235,877.1157
01/01/2009 to 12/31/2009          8.565889          12.063953        196,474.3600
01/01/2010 to 12/31/2010         12.063953          13.867398        197,226.7222
01/01/2011 to 12/31/2011         13.867398          13.472232        165,852.1545
01/01/2012 to 12/31/2012         13.472232          15.740985        147,469.2941
01/01/2013 to 12/31/2013         15.740985          21.507664        251,683.9892
01/01/2014 to 12/31/2014         21.507664          23.045926        246,563.2527
01/01/2015 to 12/31/2015         23.045926          25.076944        196,554.6495
01/01/2016 to 12/31/2016         25.076944          25.069466        204,086.7472
01/01/2017 to 12/31/2017         25.069466          32.948697        168,420.5147
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         15.987986          10.044058              0.0000
01/01/2009 to 12/31/2009         10.044058          13.743308              0.0000
01/01/2010 to 12/31/2010         13.743308          18.254617              0.0000
01/01/2011 to 12/31/2011         18.254617          18.292408              0.0000
01/01/2012 to 12/31/2012         18.292408          20.922771              0.0000
01/01/2013 to 12/31/2013         20.922771          29.780120              0.0000
01/01/2014 to 12/31/2014         29.780120          31.346995              0.0000
01/01/2015 to 12/31/2015         31.346995          31.700690              0.0000
01/01/2016 to 12/31/2016         31.700690          34.878113              0.0000
01/01/2017 to 12/31/2017         34.878113          42.202517              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.649804           9.812323         39,934.8018
01/01/2009 to 12/31/2009          9.812323          13.394095         39,050.9400
01/01/2010 to 12/31/2010         13.394095          17.759636         33,415.7570
01/01/2011 to 12/31/2011         17.759636          17.740102         33,114.5954
01/01/2012 to 12/31/2012         17.740102          20.244507         29,657.2940
01/01/2013 to 12/31/2013         20.244507          28.738078         23,834.4772
01/01/2014 to 12/31/2014         28.738078          30.176753         21,215.6751
01/01/2015 to 12/31/2015         30.176753          30.444669         19,697.5962
01/01/2016 to 12/31/2016         30.444669          33.418511         18,591.0137
01/01/2017 to 12/31/2017         33.418511          40.321221         16,884.7269
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.568259          31.705488          2,295.0427
01/01/2017 to 12/31/2017         31.705488          33.787582          2,011.1706
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.425752          15.607000          3,820.0258
01/01/2009 to 12/31/2009         15.607000          21.071758          3,369.1100
01/01/2010 to 12/31/2010         21.071758          23.481713          3,081.9476
01/01/2011 to 12/31/2011         23.481713          24.237222          1,232.3385
01/01/2012 to 12/31/2012         24.237222          27.010743          1,087.1944
01/01/2013 to 12/31/2013         27.010743          28.767758          1,075.7453
01/01/2014 to 12/31/2014         28.767758          29.775680          1,034.3108
01/01/2015 to 12/31/2015         29.775680          28.768061            992.6761
01/01/2016 to 04/29/2016         28.768061          29.641132              0.0000
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.731972          17.304856         17,207.4943
01/01/2009 to 12/31/2009         17.304856          22.472961         12,661.3200
01/01/2010 to 12/31/2010         22.472961          24.883441          9,884.7482
01/01/2011 to 12/31/2011         24.883441          25.931410         11,094.4543
01/01/2012 to 12/31/2012         25.931410          28.413824         11,461.0308
01/01/2013 to 12/31/2013         28.413824          28.208143         10,129.5021
01/01/2014 to 12/31/2014         28.208143          29.243308         10,535.1894
01/01/2015 to 12/31/2015         29.243308          28.217470          9,810.2742
01/01/2016 to 12/31/2016         28.217470          30.090112        206,291.0521
01/01/2017 to 12/31/2017         30.090112          31.978866        182,847.5949
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.243149          15.421699        510,096.0497
01/01/2009 to 12/31/2009         15.421699          20.768373        486,629.5600
01/01/2010 to 12/31/2010         20.768373          23.100413        428,787.0772
01/01/2011 to 12/31/2011         23.100413          23.760160        363,408.0986
01/01/2012 to 12/31/2012         23.760160          26.421594        324,381.2024
01/01/2013 to 12/31/2013         26.421594          28.090996        292,012.0085
01/01/2014 to 12/31/2014         28.090996          28.994604        251,190.3341
01/01/2015 to 12/31/2015         28.994604          27.927877        223,421.9125
01/01/2016 to 04/29/2016         27.927877          28.762516              0.0000
--------------------------       ---------          ---------        ------------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         14.460341          14.939991          2,142.4909
01/01/2009 to 12/31/2009         14.939991          15.898552          2,022.1400
01/01/2010 to 12/31/2010         15.898552          16.689411          1,126.9916
01/01/2011 to 12/31/2011         16.689411          17.660159          1,215.1862
01/01/2012 to 12/31/2012         17.660159          17.895688            968.8732
01/01/2013 to 12/31/2013         17.895688          17.084145          1,087.6310
01/01/2014 to 12/31/2014         17.084145          17.711892          1,174.8447
01/01/2015 to 12/31/2015         17.711892          17.435171          1,231.2413
01/01/2016 to 12/31/2016         17.435171          17.364649          1,182.0130
01/01/2017 to 12/31/2017         17.364649          17.384163          1,294.3855
--------------------------       ---------          ---------        ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2008 to 12/31/2008         15.582092           8.773310         18,015.9941
01/01/2009 to 12/31/2009          8.773310          11.219836         20,054.6100
01/01/2010 to 12/31/2010         11.219836          12.695356         16,861.8526
01/01/2011 to 12/31/2011         12.695356          12.582349         17,888.2694
01/01/2012 to 12/31/2012         12.582349          14.500633         17,586.2036
01/01/2013 to 12/31/2013         14.500633          18.250808         16,658.3877
01/01/2014 to 12/31/2014         18.250808          19.493889         12,353.4227
01/01/2015 to 12/31/2015         19.493889          18.380521         12,159.2753
01/01/2016 to 12/31/2016         18.380521          21.302820         13,132.8773
01/01/2017 to 12/31/2017         21.302820          23.629620         13,665.7264
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         16.001824           9.393208        162,276.4491
01/01/2009 to 12/31/2009          9.393208          12.674712        146,268.9000
01/01/2010 to 12/31/2010         12.674712          13.529051        136,464.2161
01/01/2011 to 12/31/2011         13.529051          11.904603        126,515.1475
01/01/2012 to 12/31/2012         11.904603          13.857607        116,741.7349
01/01/2013 to 12/31/2013         13.857607          16.778798        111,694.7970
01/01/2014 to 12/31/2014         16.778798          14.681617        102,754.9015
01/01/2015 to 12/31/2015         14.681617          13.517184        103,421.3086
01/01/2016 to 12/31/2016         13.517184          14.264251        100,359.3316
01/01/2017 to 12/31/2017         14.264251          16.390123         90,322.3101
--------------------------       ---------          ---------        ------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         14.178129          10.677524         32,164.1754
01/01/2009 to 12/31/2009         10.677524          14.746539         37,667.1000
01/01/2010 to 12/31/2010         14.746539          16.620034         29,989.7769
01/01/2011 to 12/31/2011         16.620034          16.911548         28,617.1458
01/01/2012 to 12/31/2012         16.911548          19.030767         28,823.0342
01/01/2013 to 12/31/2013         19.030767          19.812604         25,692.3110
01/01/2014 to 12/31/2014         19.812604          20.159409         21,098.4511
01/01/2015 to 12/31/2015         20.159409          19.522959         17,701.3400
01/01/2016 to 12/31/2016         19.522959          21.615201         15,482.6907
01/01/2017 to 12/31/2017         21.615201          22.690096         12,165.7779
--------------------------       ---------          ---------        ------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         12.997692          12.743783        102,277.4874
01/01/2009 to 12/31/2009         12.743783          14.219242         95,295.5800
01/01/2010 to 12/31/2010         14.219242          14.741016         94,650.3432
01/01/2011 to 12/31/2011         14.741016          14.675744         78,811.2102
01/01/2012 to 12/31/2012         14.675744          15.294408         77,790.4993
01/01/2013 to 12/31/2013         15.294408          15.038802         70,814.8149
01/01/2014 to 12/31/2014         15.038802          14.933560         67,079.4309
01/01/2015 to 12/31/2015         14.933560          14.750015         64,261.6378
01/01/2016 to 12/31/2016         14.750015          14.727222         56,311.7599
01/01/2017 to 12/31/2017         14.727222          14.696730         49,694.5999
--------------------------       ---------          ---------        ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         10.809378           6.105623          2,139.2563
01/01/2009 to 07/17/2009          6.105623           6.068471              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.280565          12.772985              0.0000
01/01/2011 to 12/31/2011         12.772985          11.937626            198.0970
01/01/2012 to 12/31/2012         11.937626          13.722915            197.2608
01/01/2013 to 12/31/2013         13.722915          18.435675            555.5427
01/01/2014 to 12/31/2014         18.435675          20.600787            195.7128
01/01/2015 to 12/31/2015         20.600787          20.225150            194.9053
01/01/2016 to 12/31/2016         20.225150          21.465195            194.0473
01/01/2017 to 12/31/2017         21.465195          27.312651            186.1954
--------------------------       ---------          ---------        ------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2008 to 12/31/2008         13.517219           7.247051              0.0000
01/01/2009 to 12/31/2009          7.247051           9.900467              0.0000
01/01/2010 to 09/24/2010          9.900467          11.319005              0.0000

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2008 to 12/31/2008         20.214957          11.857530         29,471.1785
01/01/2009 to 12/31/2009         11.857530          15.774029         19,369.0000
01/01/2010 to 12/31/2010         15.774029          17.511963         14,011.0783
01/01/2011 to 12/31/2011         17.511963          16.064605         13,543.8777
01/01/2012 to 12/31/2012         16.064605          18.254602         12,162.0005
01/01/2013 to 12/31/2013         18.254602          21.370000          9,093.5691
01/01/2014 to 12/31/2014         21.370000          21.089918          8,808.5184
01/01/2015 to 12/31/2015         21.089918          20.258610          7,479.1686
01/01/2016 to 12/31/2016         20.258610          19.837083          6,221.3862
01/01/2017 to 12/31/2017         19.837083          24.002006          6,396.5272
--------------------------       ---------          ---------         -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2008 to 12/31/2008         19.914851          11.648988         27,488.8165
01/01/2009 to 12/31/2009         11.648988          15.458740         29,294.3300
01/01/2010 to 12/31/2010         15.458740          17.123148         33,580.8300
01/01/2011 to 12/31/2011         17.123148          15.665702         28,467.8445
01/01/2012 to 12/31/2012         15.665702          17.758529         26,998.7056
01/01/2013 to 12/31/2013         17.758529          20.737577         30,257.4562
01/01/2014 to 12/31/2014         20.737577          20.416509         37,864.9199
01/01/2015 to 12/31/2015         20.416509          19.557022         38,719.0826
01/01/2016 to 12/31/2016         19.557022          19.102954         29,791.7700
01/01/2017 to 12/31/2017         19.102954          23.061852         28,860.5200
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.193556          10.523925         23,150.1404
01/01/2013 to 12/31/2013         10.523925          11.505530         36,296.3676
01/01/2014 to 12/31/2014         11.505530          12.148862         38,075.9934
01/01/2015 to 12/31/2015         12.148862          12.019266         29,361.1518
01/01/2016 to 12/31/2016         12.019266          12.247718         16,662.3762
01/01/2017 to 12/31/2017         12.247718          13.688555         15,409.8922
--------------------------       ---------          ---------         -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614              0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568              0.0000
01/01/2016 to 12/31/2016          1.011568           1.014864          4,948.2984
01/01/2017 to 12/31/2017          1.014864           1.152921          5,065.5258
--------------------------       ---------          ---------         -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.035907           6.999592        262,018.3370
01/01/2009 to 12/31/2009          6.999592           8.904173        293,594.3300
01/01/2010 to 12/31/2010          8.904173           9.823637        437,715.0320
01/01/2011 to 12/31/2011          9.823637           9.457635        619,858.7223
01/01/2012 to 12/31/2012          9.457635          10.560561        527,047.5359
01/01/2013 to 12/31/2013         10.560561          12.312852        466,188.9874
01/01/2014 to 12/31/2014         12.312852          12.843992        437,931.4081
01/01/2015 to 12/31/2015         12.843992          12.544662        284,954.3788
01/01/2016 to 12/31/2016         12.544662          13.303065        273,602.2685
01/01/2017 to 12/31/2017         13.303065          15.291847        258,096.0554
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.441263           6.348852        301,878.8158
01/01/2009 to 12/31/2009          6.348852           8.370726        348,859.9500
01/01/2010 to 12/31/2010          8.370726           9.343994        362,485.6331
01/01/2011 to 12/31/2011          9.343994           8.756372        392,835.4769
01/01/2012 to 12/31/2012          8.756372          10.003997        364,710.5667
01/01/2013 to 12/31/2013         10.003997          12.311051        282,300.6189
01/01/2014 to 12/31/2014         12.311051          12.883114        326,789.5242
01/01/2015 to 12/31/2015         12.883114          12.576505        281,746.2743
01/01/2016 to 12/31/2016         12.576505          13.478957        281,824.6894
01/01/2017 to 12/31/2017         13.478957          16.089308        271,525.8417
--------------------------       ---------          ---------        ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.640462           7.672156        185,062.7327
01/01/2009 to 12/31/2009          7.672156           9.312251        227,932.0100
01/01/2010 to 12/31/2010          9.312251          10.067374        281,795.4560
01/01/2011 to 12/31/2011         10.067374           9.921913        303,799.5328
01/01/2012 to 12/31/2012          9.921913          10.816479        310,701.3148
01/01/2013 to 12/31/2013         10.816479          12.078006        130,408.4905
01/01/2014 to 12/31/2014         12.078006          12.604410        120,193.7737
01/01/2015 to 12/31/2015         12.604410          12.308127        100,673.4690
01/01/2016 to 12/31/2016         12.308127          12.955773         99,361.9973
01/01/2017 to 12/31/2017         12.955773          14.396619        103,335.5522
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758         50,000.7473
01/01/2013 to 12/31/2013         11.511758          10.939356         48,950.7582
01/01/2014 to 12/31/2014         10.939356          11.190495         39,458.9681
01/01/2015 to 12/31/2015         11.190495           9.953575         30,963.8497
01/01/2016 to 12/31/2016          9.953575          10.668050         29,444.4631
01/01/2017 to 12/31/2017         10.668050          11.522604         34,378.6260
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082         40,627.4999
01/01/2013 to 12/31/2013         10.254082          11.126036         98,345.1228
01/01/2014 to 12/31/2014         11.126036          11.591394         97,126.7225
01/01/2015 to 12/31/2015         11.591394          11.389303         87,315.7295
01/01/2016 to 12/31/2016         11.389303          11.699377         83,224.0683
01/01/2017 to 12/31/2017         11.699377          13.040034         72,986.9899
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987741           9.750493        100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875         99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344        129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968        132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273        191,841.6085
01/01/2016 to 12/31/2016          9.680273           9.820221        161,330.0475
01/01/2017 to 12/31/2017          9.820221           9.788588        149,893.0892
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.744779           7.642126        1,877,780.8910
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
01/01/2016 to 12/31/2016         15.434431          16.544930          867,799.5647
01/01/2017 to 12/31/2017         16.544930          20.007527          795,664.1929
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 01/01/2008         11.032615          11.032615        1,742,070.9617
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.976006          10.421339           59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002          112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725          123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444          194,041.3172
01/01/2016 to 12/31/2016         11.928444          12.714734          163,790.0448
01/01/2017 to 12/31/2017         12.714734          14.800162          154,189.5833
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS A) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.049914          13.174208            2,549.2727
01/01/2009 to 12/31/2009         13.174208          16.433678              958.7000
01/01/2010 to 12/31/2010         16.433678          19.421587              968.3948
01/01/2011 to 12/31/2011         19.421587          17.442776              957.9818
01/01/2012 to 12/31/2012         17.442776          20.291332              967.7296
01/01/2013 to 12/31/2013         20.291332          26.508691              242.5867
01/01/2014 to 12/31/2014         26.508691          26.587141              254.8198
01/01/2015 to 12/31/2015         26.587141          24.790691              252.0014
01/01/2016 to 12/31/2016         24.790691          32.080240              215.9295
01/01/2017 to 12/31/2017         32.080240          35.337305              220.8677
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.153385          11.840161          453,622.6730
01/01/2009 to 12/31/2009         11.840161          14.726955          437,967.3100
01/01/2010 to 12/31/2010         14.726955          17.368472          409,640.4970
01/01/2011 to 12/31/2011         17.368472          15.549747          357,783.6433
01/01/2012 to 12/31/2012         15.549747          18.044960          288,839.3804
01/01/2013 to 12/31/2013         18.044960          23.509085          255,435.4932
01/01/2014 to 12/31/2014         23.509085          23.521029          222,151.9762
01/01/2015 to 12/31/2015         23.521029          21.884772          203,065.6229
01/01/2016 to 12/31/2016         21.884772          28.254984          186,380.5809
01/01/2017 to 12/31/2017         28.254984          31.045569          160,012.1975
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.426056           6.148147          299,044.2081
01/01/2009 to 12/31/2009          6.148147          10.217171          519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597          536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069          323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652          288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041          274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536          275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047          266,437.2249
01/01/2016 to 12/31/2016          8.467047           9.286443          242,083.8969
01/01/2017 to 12/31/2017          9.286443          11.722673          259,703.5764
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
(CLASS 2))
01/01/2008 to 04/25/2008         25.262878          22.978574                0.0000
--------------------------       ---------          ---------                ------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.152793           9.266596          283,983.2311
01/01/2009 to 12/31/2009          9.266596          12.280998          264,500.0400
01/01/2010 to 12/31/2010         12.280998          14.025858          235,103.1539
01/01/2011 to 12/31/2011         14.025858          13.026028          215,937.4181
01/01/2012 to 12/31/2012         13.026028          16.141583          204,531.3882
01/01/2013 to 12/31/2013         16.141583          16.440377          185,105.4259
01/01/2014 to 12/31/2014         16.440377          18.316874          172,852.7576
01/01/2015 to 12/31/2015         18.316874          17.764593          156,830.1865
01/01/2016 to 12/31/2016         17.764593          17.626625          143,654.5400
01/01/2017 to 12/31/2017         17.626625          19.202089          137,708.4546
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          7.723216           4.629841        1,260,423.9006
01/01/2009 to 12/31/2009          4.629841           6.055174        1,124,474.5500
01/01/2010 to 12/31/2010          6.055174           7.372926          962,269.7439
01/01/2011 to 12/31/2011          7.372926           7.488041          959,691.6583
01/01/2012 to 12/31/2012          7.488041           8.727953          829,658.2845
01/01/2013 to 12/31/2013          8.727953          12.500172          705,742.6383
01/01/2014 to 12/31/2014         12.500172          14.618625          624,157.2520
01/01/2015 to 12/31/2015         14.618625          13.798955          562,161.4499
01/01/2016 to 12/31/2016         13.798955          13.936968          522,921.7527
01/01/2017 to 12/31/2017         13.936968          16.233232          460,210.6239
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.305387           4.600138          213,641.6730
01/01/2009 to 12/31/2009          4.600138           6.242944          197,464.6700
01/01/2010 to 12/31/2010          6.242944           6.591246          197,210.7906
01/01/2011 to 04/29/2011          6.591246           7.002829                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190          669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221          504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609          425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766          332,709.3010
01/01/2016 to 12/31/2016          1.025766           1.127200          433,994.3783
01/01/2017 to 12/31/2017          1.127200           1.219689          466,716.1674
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.450048           7.217589          344,939.7706
01/01/2009 to 12/31/2009          7.217589           8.987134          353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246          335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209          308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433          247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396          261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078          233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128          211,879.3213
01/01/2016 to 12/31/2016         15.197128          17.534217          195,248.3299
01/01/2017 to 12/31/2017         17.534217          20.356309          174,399.9487
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.784081           9.512270        522,091.2710
01/01/2009 to 12/31/2009          9.512270          12.520996        494,629.7400
01/01/2010 to 12/31/2010         12.520996          15.540993        430,112.0260
01/01/2011 to 12/31/2011         15.540993          15.121905        381,242.4072
01/01/2012 to 12/31/2012         15.121905          17.584715        319,962.5374
01/01/2013 to 12/31/2013         17.584715          24.246340        283,830.4420
01/01/2014 to 12/31/2014         24.246340          25.736259        263,370.8828
01/01/2015 to 12/31/2015         25.736259          24.882250        235,110.7350
01/01/2016 to 12/31/2016         24.882250          27.273716        221,698.5390
01/01/2017 to 12/31/2017         27.273716          33.624971        186,196.1795
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233        253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363        340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158        373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044        364,349.3775
01/01/2016 to 12/31/2016          1.195044           1.209612        270,311.4234
01/01/2017 to 12/31/2017          1.209612           1.388072        285,053.7322
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733        129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859        137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638        480,043.6599
01/01/2016 to 12/31/2016          1.175638           1.206835         63,522.7118
01/01/2017 to 12/31/2017          1.206835           1.371663         15,853.6770
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         17.878636          10.154203            790.5610
01/01/2009 to 12/31/2009         10.154203          13.177333            767.3300
01/01/2010 to 12/31/2010         13.177333          14.472429            561.3400
01/01/2011 to 12/31/2011         14.472429          12.750029            567.7788
01/01/2012 to 12/31/2012         12.750029          14.668744            602.7540
01/01/2013 to 12/31/2013         14.668744          17.253741            603.7106
01/01/2014 to 12/31/2014         17.253741          15.828216            599.1843
01/01/2015 to 12/31/2015         15.828216          15.336170            600.7178
01/01/2016 to 12/31/2016         15.336170          14.983777            596.1577
01/01/2017 to 12/31/2017         14.983777          18.941429            543.0272
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.646923          10.008772        996,440.7431
01/01/2009 to 12/31/2009         10.008772          12.959129        923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054        879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782        811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294        687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371        610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104        578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468        518,716.6335
01/01/2016 to 12/31/2016         14.876468          14.504927        482,548.3651
01/01/2017 to 12/31/2017         14.504927          18.285457        403,156.8109
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.869538           6.740158          216,898.3079
01/01/2009 to 12/31/2009          6.740158          10.426948          204,011.0200
01/01/2010 to 12/31/2010         10.426948          13.547381          226,159.9724
01/01/2011 to 12/31/2011         13.547381          12.403682          192,479.8321
01/01/2012 to 12/31/2012         12.403682          13.332013          172,098.7118
01/01/2013 to 12/31/2013         13.332013          18.231471          154,467.2395
01/01/2014 to 12/31/2014         18.231471          18.114972          135,975.3189
01/01/2015 to 12/31/2015         18.114972          16.923516          124,559.8235
01/01/2016 to 12/31/2016         16.923516          15.238206          119,413.0994
01/01/2017 to 12/31/2017         15.238206          20.972300          105,314.0058
--------------------------       ---------          ---------          ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188                0.0000
01/01/2016 to 12/31/2016          0.961188           1.050626           51,980.2756
01/01/2017 to 12/31/2017          1.050626           1.163676                0.0000
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.102425          12.940264        2,302,653.2914
01/01/2009 to 12/31/2009         12.940264          15.023346        1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943        1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440        1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855        1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055        1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364        1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101        1,139,096.3594
01/01/2016 to 12/31/2016         16.958101          17.115911        1,047,793.8203
01/01/2017 to 12/31/2017         17.115911          17.594330          988,365.5054
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE CLASS))
01/01/2008 to 12/31/2008         14.446339          14.890614          149,351.8435
01/01/2009 to 05/01/2009         14.890614          15.382678                0.0000
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314            4,955.6568
01/01/2013 to 12/31/2013         10.893314          10.230778            3,513.9544
01/01/2014 to 12/31/2014         10.230778          10.823809            3,495.1243
01/01/2015 to 12/31/2015         10.823809          10.692470            4,064.0709
01/01/2016 to 12/31/2016         10.692470          10.656040            3,732.9291
01/01/2017 to 12/31/2017         10.656040          10.754653            4,492.5539
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215398          10.734370           21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089           32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169           47,549.7013
01/01/2016 to 12/31/2016         11.142169          11.460248           26,146.1179
01/01/2017 to 12/31/2017         11.460248          13.130110            8,138.4692
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315          298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916          156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934          150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322          136,253.4070
01/01/2016 to 12/31/2016          1.193322           1.240150          118,794.2418
01/01/2017 to 12/31/2017          1.240150           1.394309           82,628.1236
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.534018           8.501714        544,323.5877
01/01/2009 to 12/31/2009          8.501714          10.443805        516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272        560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321        522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967        482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010        467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639        406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895        353,688.4821
01/01/2016 to 12/31/2016         14.183895          14.758774        321,305.6326
01/01/2017 to 12/31/2017         14.758774          16.820429        274,167.6764
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         11.821958           7.794369        186,950.0474
01/01/2009 to 12/31/2009          7.794369           9.897797        178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919        177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652        153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646        145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551        142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355        138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571        131,576.0840
01/01/2016 to 12/31/2016         14.003571          14.722029        118,592.7938
01/01/2017 to 12/31/2017         14.722029          17.325486        102,849.4164
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         56.191616          35.265632        108,537.9079
01/01/2009 to 12/31/2009         35.265632          41.166141        102,178.2400
01/01/2010 to 12/31/2010         41.166141          47.509158         92,859.0254
01/01/2011 to 12/31/2011         47.509158          44.972368         81,906.1511
01/01/2012 to 12/31/2012         44.972368          52.315042         73,267.2927
01/01/2013 to 12/31/2013         52.315042          69.001742         61,927.3592
01/01/2014 to 12/31/2014         69.001742          77.080006         57,354.4721
01/01/2015 to 12/31/2015         77.080006          73.307050         50,484.2551
01/01/2016 to 12/31/2016         73.307050          83.791628         44,255.8066
01/01/2017 to 12/31/2017         83.791628          96.658147         40,339.7780
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.989263          35.688706        874,903.2880
01/01/2009 to 12/31/2009         35.688706          41.561455        782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303        706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832        618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371        547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868        468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157        420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627        373,849.2811
01/01/2016 to 12/31/2016         72.884627          83.122416        335,978.8179
01/01/2017 to 12/31/2017         83.122416          95.624063        293,871.1615
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.332933           8.039124         39,496.6097
01/01/2009 to 12/31/2009          8.039124          10.264969         31,285.0300
01/01/2010 to 04/30/2010         10.264969          10.957935              0.0000
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008          9.779413           5.807257        203,697.7265
01/01/2009 to 12/31/2009          5.807257           8.331240        180,801.6200
01/01/2010 to 12/31/2010          8.331240          10.495637        153,989.1572
01/01/2011 to 12/31/2011         10.495637          10.179898        133,379.7981
01/01/2012 to 12/31/2012         10.179898          11.407135        122,650.1921
01/01/2013 to 12/31/2013         11.407135          15.367744        107,608.4321
01/01/2014 to 12/31/2014         15.367744          17.087623         98,692.1323
01/01/2015 to 12/31/2015         17.087623          17.963617         78,225.1723
01/01/2016 to 12/31/2016         17.963617          18.821345         70,050.2120
01/01/2017 to 12/31/2017         18.821345          23.167843         64,405.9651
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.602874           5.690788        981,243.9270
01/01/2009 to 12/31/2009          5.690788           8.143047        927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279        837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490        733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337        658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995        606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394        542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874        505,163.8054
01/01/2016 to 12/31/2016         17.299874          18.074487        466,167.9028
01/01/2017 to 12/31/2017         18.074487          22.178832        428,093.4062
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS A) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         27.406091          16.535340         50,553.2354
01/01/2009 to 12/31/2009         16.535340          20.633495         49,173.8200
01/01/2010 to 12/31/2010         20.633495          25.541466         42,359.7678
01/01/2011 to 12/31/2011         25.541466          24.254762         36,917.9096
01/01/2012 to 12/31/2012         24.254762          27.433033         35,246.4689
01/01/2013 to 12/31/2013         27.433033          35.248506         31,234.9308
01/01/2014 to 12/31/2014         35.248506          38.124224         29,147.0390
01/01/2015 to 12/31/2015         38.124224          34.216595         26,204.8429
01/01/2016 to 12/31/2016         34.216595          38.967200         23,429.1315
01/01/2017 to 12/31/2017         38.967200          42.077891         21,899.7376
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         27.268055          16.420585        538,320.0572
01/01/2009 to 12/31/2009         16.420585          20.437665        503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389        433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232        376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694        331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396        282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435        247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015        226,914.5606
01/01/2016 to 12/31/2016         33.375015          37.918704        212,644.4732
01/01/2017 to 12/31/2017         37.918704          40.834063        198,016.3419
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.936031          11.481951           33,675.4969
01/01/2009 to 12/31/2009         11.481951          13.765846           44,030.8400
01/01/2010 to 12/31/2010         13.765846          14.469721           40,591.6019
01/01/2011 to 12/31/2011         14.469721          11.367781           41,896.5184
01/01/2012 to 12/31/2012         11.367781          13.346288           39,155.2083
01/01/2013 to 12/31/2013         13.346288          15.115190           61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740           56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798           55,883.9822
01/01/2016 to 12/31/2016         13.828798          14.289529           46,355.1907
01/01/2017 to 12/31/2017         14.289529          18.960630           29,833.5030
--------------------------       ---------          ---------           -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         45.645270          43.250853           29,661.1502
01/01/2009 to 12/31/2009         43.250853          46.450072           32,262.9300
01/01/2010 to 12/31/2010         46.450072          49.376805           35,378.6806
01/01/2011 to 12/31/2011         49.376805          51.632937           32,925.3476
01/01/2012 to 12/31/2012         51.632937          54.481531           31,458.1362
01/01/2013 to 12/31/2013         54.481531          53.049924           30,186.1530
01/01/2014 to 12/31/2014         53.049924          55.735312           32,459.0448
01/01/2015 to 12/31/2015         55.735312          55.010026           34,710.0384
01/01/2016 to 12/31/2016         55.010026          55.660314           37,317.0778
01/01/2017 to 12/31/2017         55.660314          56.859116           37,527.1356
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.705852          10.960381           55,634.4600
01/01/2010 to 12/31/2010         10.960381          12.917949           54,656.9177
01/01/2011 to 12/31/2011         12.917949          11.570182           44,822.6028
01/01/2012 to 12/31/2012         11.570182          13.015476           41,808.4431
01/01/2013 to 12/31/2013         13.015476          17.183484           29,276.8822
01/01/2014 to 12/31/2014         17.183484          18.406213           27,631.3870
01/01/2015 to 12/31/2015         18.406213          19.241812           27,571.9499
01/01/2016 to 12/31/2016         19.241812          18.943067           25,941.2792
01/01/2017 to 12/31/2017         18.943067          24.956540           23,960.7771
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         15.808790           8.918631           57,985.6124
01/01/2009 to 05/01/2009          8.918631           8.475329                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
01/01/2008 to 12/31/2008         15.514252           8.740830            8,953.9659
01/01/2009 to 05/01/2009          8.740830           8.301682                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.546583          10.643155        2,065,900.1899
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
01/01/2016 to 12/31/2016          9.505751           9.360674          373,780.6395
01/01/2017 to 12/31/2017          9.360674           9.266338          300,102.0871
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         22.197264          22.555955          149,925.2762
01/01/2017 to 12/31/2017         22.555955          26.361287          148,812.6553
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.896490          15.784564          219,658.7200
01/01/2010 to 12/31/2010         15.784564          17.999926          193,556.9963
01/01/2011 to 12/31/2011         17.999926          16.843308          179,021.9674
01/01/2012 to 12/31/2012         16.843308          18.285402          168,066.6978
01/01/2013 to 12/31/2013         18.285402          23.870178          154,882.1120
01/01/2014 to 12/31/2014         23.870178          26.046242          145,909.0723
01/01/2015 to 12/31/2015         26.046242          25.555785          136,590.1299
01/01/2016 to 04/29/2016         25.555785          25.694247                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.434415           7.288546          568,911.4393
01/01/2009 to 05/01/2009          7.288546           7.200696                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.780208           8.801293        2,282,848.3988
01/01/2009 to 12/31/2009          8.801293          11.412672        2,101,442.5000
01/01/2010 to 12/31/2010         11.412672          12.552562        1,916,652.6289
01/01/2011 to 12/31/2011         12.552562          11.831530        1,730,378.7213
01/01/2012 to 12/31/2012         11.831530          13.115000        1,475,057.6244
01/01/2013 to 12/31/2013         13.115000          17.225755        1,299,516.7289
01/01/2014 to 12/31/2014         17.225755          18.713913        1,119,764.9789
01/01/2015 to 12/31/2015         18.713913          18.824888        1,002,875.6599
01/01/2016 to 12/31/2016         18.824888          19.841206          896,014.0225
01/01/2017 to 12/31/2017         19.841206          23.210106          780,409.9720
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
01/01/2016 to 12/31/2016         13.576085          13.958866           39,243.4680
01/01/2017 to 12/31/2017         13.958866          14.682942           43,961.5865
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
01/01/2016 to 12/31/2016         14.208099          14.826400        2,011,535.3775
01/01/2017 to 12/31/2017         14.826400          16.136560        1,756,120.1499
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.563424           9.024871        1,089,549.2684
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------


                                  1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                      12.058129
01/01/2009 to 12/31/2009                                                                       8.726651
01/01/2010 to 12/31/2010                                                                      10.823073
01/01/2011 to 12/31/2011                                                                      11.966086
01/01/2012 to 12/31/2012                                                                      11.756922
01/01/2013 to 12/31/2013                                                                      12.996773
01/01/2014 to 04/25/2014                                                                      14.602732
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) (FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014                                                                      14.631519
01/01/2015 to 12/31/2015                                                                      15.129302
01/01/2016 to 12/31/2016                                                                      14.693033
01/01/2017 to 12/31/2017                                                                      15.479490
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC
GROWTH AND INCOME SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                      10.672997
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.383091
01/01/2009 to 12/31/2009                                                                       8.329388
01/01/2010 to 12/31/2010                                                                      10.514679
01/01/2011 to 12/31/2011                                                                      11.747788
01/01/2012 to 12/31/2012                                                                      11.359161
01/01/2013 to 12/31/2013                                                                      12.728775
01/01/2014 to 04/25/2014                                                                      14.951838
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      14.605151
01/01/2015 to 12/31/2015                                                                      15.189172
01/01/2016 to 12/31/2016                                                                      14.687175
01/01/2017 to 12/31/2017                                                                      15.622911
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC
CONSERVATIVE GROWTH SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                      10.864272
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.089458
01/01/2009 to 12/31/2009                                                                       8.003254
01/01/2010 to 12/31/2010                                                                      10.241709
01/01/2011 to 12/31/2011                                                                      11.634653
01/01/2012 to 12/31/2012                                                                      11.001334
01/01/2013 to 12/31/2013                                                                      12.521385
01/01/2014 to 04/25/2014                                                                      15.508286
------------------------------------------------------------------------------------------    ---------




                                                                                                               NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT        UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD       END OF PERIOD
                                                                                           --------------- -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                       8.726651     2,408,636.9381
01/01/2009 to 12/31/2009                                                                      10.823073     2,375,970.5400
01/01/2010 to 12/31/2010                                                                      11.966086     2,284,647.5834
01/01/2011 to 12/31/2011                                                                      11.756922     2,225,206.7572
01/01/2012 to 12/31/2012                                                                      12.996773     2,054,478.6658
01/01/2013 to 12/31/2013                                                                      14.602732     1,995,052.8777
01/01/2014 to 04/25/2014                                                                      14.655843             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
(FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014                                                                      15.129302     4,250,427.4195
01/01/2015 to 12/31/2015                                                                      14.693033     3,771,324.8753
01/01/2016 to 12/31/2016                                                                      15.479490     3,390,776.3398
01/01/2017 to 12/31/2017                                                                      17.470017     3,106,538.7294
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME
SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                       7.330569             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.329388     7,247,411.5696
01/01/2009 to 12/31/2009                                                                      10.514679     6,968,832.9000
01/01/2010 to 12/31/2010                                                                      11.747788     6,787,554.0376
01/01/2011 to 12/31/2011                                                                      11.359161     5,911,435.3614
01/01/2012 to 12/31/2012                                                                      12.728775     5,356,591.1512
01/01/2013 to 12/31/2013                                                                      14.951838     4,685,909.5109
01/01/2014 to 04/25/2014                                                                      14.961059             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      15.189172     3,750,437.9274
01/01/2015 to 12/31/2015                                                                      14.687175     3,395,824.1340
01/01/2016 to 12/31/2016                                                                      15.622911     3,125,736.8883
01/01/2017 to 12/31/2017                                                                      18.312712     2,707,391.3641
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH
SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                       6.920561             0.0000
------------------------------------------------------------------------------------------    ---------     --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.003254     6,222,133.4460
01/01/2009 to 12/31/2009                                                                      10.241709     5,752,331.4200
01/01/2010 to 12/31/2010                                                                      11.634653     5,279,473.7401
01/01/2011 to 12/31/2011                                                                      11.001334     4,778,559.5779
01/01/2012 to 12/31/2012                                                                      12.521385     4,354,971.7371
01/01/2013 to 12/31/2013                                                                      15.508286     3,988,892.2947
01/01/2014 to 04/25/2014                                                                      15.433457             0.0000
------------------------------------------------------------------------------------------    ---------     --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.845133           8.016809          518,219.3982
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
01/01/2016 to 12/31/2016         21.120038          20.747453          474,013.6143
01/01/2017 to 12/31/2017         20.747453          27.957969          398,139.9634
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.145899           5.394779        1,270,776.6208
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.991307           6.344902           98,039.8458
01/01/2009 to 12/31/2009          6.344902           8.093167           99,092.4000
01/01/2010 to 12/31/2010          8.093167          10.456325           86,541.6251
01/01/2011 to 12/31/2011         10.456325          10.567916           72,171.0379
01/01/2012 to 12/31/2012         10.567916          11.526436           64,952.5098
01/01/2013 to 12/31/2013         11.526436          16.823153           59,231.6614
01/01/2014 to 12/31/2014         16.823153          16.702489           51,786.9038
01/01/2015 to 12/31/2015         16.702489          16.663624           46,596.3870
01/01/2016 to 12/31/2016         16.663624          17.382125           40,719.3692
01/01/2017 to 12/31/2017         17.382125          21.660830           37,925.7582
--------------------------       ---------          ---------        --------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.550452           8.363648          320,006.3980
01/01/2009 to 12/31/2009          8.363648          10.361283          308,103.0700
01/01/2010 to 12/31/2010         10.361283          11.670983          289,250.9270
01/01/2011 to 12/31/2011         11.670983          11.670447          267,489.2266
01/01/2012 to 12/31/2012         11.670447          13.252153          277,518.4338
01/01/2013 to 12/31/2013         13.252153          17.170817          257,283.8514
01/01/2014 to 12/31/2014         17.170817          19.106012          230,239.7692
01/01/2015 to 12/31/2015         19.106012          18.968784          218,551.8036
01/01/2016 to 12/31/2016         18.968784          20.786347          183,377.4909
01/01/2017 to 12/31/2017         20.786347          24.793452          168,038.7398
--------------------------       ---------          ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.877108          12.012838           27,608.9224
01/01/2009 to 12/31/2009         12.012838          13.332755           13,333.3300
01/01/2010 to 12/31/2010         13.332755          15.913589           14,994.4197
01/01/2011 to 12/31/2011         15.913589          16.515701           10,739.4600
01/01/2012 to 12/31/2012         16.515701          17.828371           10,135.7902
01/01/2013 to 12/31/2013         17.828371          24.233785          131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563          114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470          104,979.9085
01/01/2016 to 12/31/2016         23.465470          27.327174           97,371.7443
01/01/2017 to 12/31/2017         27.327174          31.044636           85,835.6242
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.440795           9.370413        281,593.7550
01/01/2009 to 12/31/2009          9.370413          12.605418        255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624        215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208        200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643        164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         14.863686           8.479334        410,606.5430
01/01/2009 to 12/31/2009          8.479334          11.930121        343,575.8300
01/01/2010 to 12/31/2010         11.930121          13.699866        312,262.8290
01/01/2011 to 12/31/2011         13.699866          13.296195        285,112.2405
01/01/2012 to 12/31/2012         13.296195          15.519702        240,117.6370
01/01/2013 to 12/31/2013         15.519702          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
01/01/2016 to 12/31/2016         24.650367          24.618384        219,760.4393
01/01/2017 to 12/31/2017         24.618384          32.323624        211,120.6216
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         15.815606           9.925778          1,881.7418
01/01/2009 to 12/31/2009          9.925778          13.567889          1,878.8000
01/01/2010 to 12/31/2010         13.567889          18.003627          1,849.0639
01/01/2011 to 12/31/2011         18.003627          18.022898          1,837.5920
01/01/2012 to 12/31/2012         18.022898          20.593797          1,810.7788
01/01/2013 to 12/31/2013         20.593797          29.282616          1,125.8094
01/01/2014 to 12/31/2014         29.282616          30.792501          1,121.9511
01/01/2015 to 12/31/2015         30.792501          31.108806          1,118.1325
01/01/2016 to 12/31/2016         31.108806          34.192695          1,113.7700
01/01/2017 to 12/31/2017         34.192695          41.331942          1,109.7803
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.481068           9.696770         32,402.9397
01/01/2009 to 12/31/2009          9.696770          13.223132         32,216.5000
01/01/2010 to 12/31/2010         13.223132          17.515450         46,391.1798
01/01/2011 to 12/31/2011         17.515450          17.478727         43,421.3853
01/01/2012 to 12/31/2012         17.478727          19.926195         39,368.8228
01/01/2013 to 12/31/2013         19.926195          28.257977         37,227.9924
01/01/2014 to 12/31/2014         28.257977          29.642954         32,612.5818
01/01/2015 to 12/31/2015         29.642954          29.876231         33,425.5868
01/01/2016 to 12/31/2016         29.876231          32.761771         36,566.5055
01/01/2017 to 12/31/2017         32.761771          39.489447         32,472.2529
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.917596          31.010056          9,246.4929
01/01/2017 to 12/31/2017         31.010056          33.013550          8,133.5050
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.200437          15.410505         13,362.8786
01/01/2009 to 12/31/2009         15.410505          20.785684         11,310.6300
01/01/2010 to 12/31/2010         20.785684          23.139782          9,363.8038
01/01/2011 to 12/31/2011         23.139782          23.860480          9,263.6296
01/01/2012 to 12/31/2012         23.860480          26.564177          8,685.1997
01/01/2013 to 12/31/2013         26.564177          28.263867          8,588.0626
01/01/2014 to 12/31/2014         28.263867          29.224896          8,467.0881
01/01/2015 to 12/31/2015         29.224896          28.207683          8,086.0582
01/01/2016 to 04/29/2016         28.207683          29.054194              0.0000
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.460637          17.061250         26,564.4977
01/01/2009 to 12/31/2009         17.061250          22.134480         24,385.9400
01/01/2010 to 12/31/2010         22.134480          24.484167         12,910.3383
01/01/2011 to 12/31/2011         24.484167          25.489891         13,051.1363
01/01/2012 to 12/31/2012         25.489891          27.901978         12,552.5897
01/01/2013 to 12/31/2013         27.901978          27.672311         13,106.1269
01/01/2014 to 12/31/2014         27.672311          28.659139         13,542.6856
01/01/2015 to 12/31/2015         28.659139          27.626144         16,941.9156
01/01/2016 to 12/31/2016         27.626144          29.430103        388,707.5751
01/01/2017 to 12/31/2017         29.430103          31.246258        369,300.2876
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.113056          15.302076        875,259.1147
01/01/2009 to 12/31/2009         15.302076          20.586701        788,356.3700
01/01/2010 to 12/31/2010         20.586701          22.875466        714,241.2804
01/01/2011 to 12/31/2011         22.875466          23.505333        631,248.8694
01/01/2012 to 12/31/2012         23.505333          26.111964        576,708.8517
01/01/2013 to 12/31/2013         26.111964          27.734056        500,702.0517
01/01/2014 to 12/31/2014         27.734056          28.597570        459,829.4242
01/01/2015 to 12/31/2015         28.597570          27.517908        411,473.2304
01/01/2016 to 04/29/2016         27.517908          28.330980              0.0000
--------------------------       ---------          ---------        ------------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         14.363468          14.825033          5,500.6087
01/01/2009 to 12/31/2009         14.825033          15.760454          4,675.2700
01/01/2010 to 12/31/2010         15.760454          16.527907          4,880.6282
01/01/2011 to 12/31/2011         16.527907          17.471830          2,717.5078
01/01/2012 to 12/31/2012         17.471830          17.687054          2,525.8879
01/01/2013 to 12/31/2013         17.687054          16.868091          1,069.3763
01/01/2014 to 12/31/2014         16.868091          17.470419          1,051.5355
01/01/2015 to 12/31/2015         17.470419          17.180278            586.4849
01/01/2016 to 12/31/2016         17.180278          17.093682            222.4753
01/01/2017 to 12/31/2017         17.093682          17.095831            231.4559
--------------------------       ---------          ---------        ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2008 to 12/31/2008         15.478270           8.706088         59,696.4490
01/01/2009 to 12/31/2009          8.706088          11.122735         55,908.4700
01/01/2010 to 12/31/2010         11.122735          12.572917         47,180.2091
01/01/2011 to 12/31/2011         12.572917          12.448567         39,894.4089
01/01/2012 to 12/31/2012         12.448567          14.332044         50,788.7440
01/01/2013 to 12/31/2013         14.332044          18.020599         56,188.0136
01/01/2014 to 12/31/2014         18.020599          19.228759         61,525.9728
01/01/2015 to 12/31/2015         19.228759          18.112404         53,446.2924
01/01/2016 to 12/31/2016         18.112404          20.971098         48,096.5619
01/01/2017 to 12/31/2017         20.971098          23.238490         45,887.9784
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         15.894176           9.320644        240,638.8416
01/01/2009 to 12/31/2009          9.320644          12.564228        247,392.2000
01/01/2010 to 12/31/2010         12.564228          13.397728        250,146.9904
01/01/2011 to 12/31/2011         13.397728          11.777274        200,705.6958
01/01/2012 to 12/31/2012         11.777274          13.695616        185,396.1462
01/01/2013 to 12/31/2013         13.695616          16.566096        177,717.7887
01/01/2014 to 12/31/2014         16.566096          14.480996        166,212.3351
01/01/2015 to 12/31/2015         14.480996          13.319135        165,532.6871
01/01/2016 to 12/31/2016         13.319135          14.041206        155,149.2360
01/01/2017 to 12/31/2017         14.041206          16.117763        145,754.3688
--------------------------       ---------          ---------        ------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         14.083053          10.595283         50,591.5852
01/01/2009 to 12/31/2009         10.595283          14.618345         53,085.5300
01/01/2010 to 12/31/2010         14.618345          16.459094         65,007.0651
01/01/2011 to 12/31/2011         16.459094          16.731085         46,420.9273
01/01/2012 to 12/31/2012         16.731085          18.808774         48,318.3687
01/01/2013 to 12/31/2013         18.808774          19.561919         32,663.3438
01/01/2014 to 12/31/2014         19.561919          19.884440         24,688.3948
01/01/2015 to 12/31/2015         19.884440          19.237415         27,606.7635
01/01/2016 to 12/31/2016         19.237415          21.277770         22,996.6777
01/01/2017 to 12/31/2017         21.277770          22.313624         21,128.1812
--------------------------       ---------          ---------        ------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         12.910528          12.645635         69,826.3876
01/01/2009 to 12/31/2009         12.645635          14.095632        159,588.9700
01/01/2010 to 12/31/2010         14.095632          14.598266        176,379.8066
01/01/2011 to 12/31/2011         14.598266          14.519137        141,459.0490
01/01/2012 to 12/31/2012         14.519137          15.115992        149,294.4234
01/01/2013 to 12/31/2013         15.115992          14.848510         93,874.6657
01/01/2014 to 12/31/2014         14.848510          14.729860         85,115.3165
01/01/2015 to 12/31/2015         14.729860          14.534274         99,096.7918
01/01/2016 to 12/31/2016         14.534274          14.497307         85,323.2309
01/01/2017 to 12/31/2017         14.497307          14.452869         81,818.3428
--------------------------       ---------          ---------        ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         10.736884           6.058581         14,225.0516
01/01/2009 to 07/17/2009          6.058581           6.018442              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.174176          12.649231          3,457.0728
01/01/2011 to 12/31/2011         12.649231          11.810168          3,074.5142
01/01/2012 to 12/31/2012         11.810168          13.562758          2,974.5545
01/01/2013 to 12/31/2013         13.562758          18.202318          3,088.5450
01/01/2014 to 12/31/2014         18.202318          20.319694            699.3811
01/01/2015 to 12/31/2015         20.319694          19.929235            688.4323
01/01/2016 to 12/31/2016         19.929235          21.129996            676.2525
01/01/2017 to 12/31/2017         21.129996          26.859364            344.9855
--------------------------       ---------          ---------        ------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2008 to 12/31/2008         13.426542           7.191196          4,142.9182
01/01/2009 to 12/31/2009          7.191196           9.814337          3,066.5500
01/01/2010 to 09/24/2010          9.814337          11.212345              0.0000

                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2008 to 12/31/2008         28.229144          16.495759            2,418.6140
01/01/2009 to 12/31/2009         16.495759          21.868752            2,213.1400
01/01/2010 to 12/31/2010         21.868752          24.199124            2,230.4325
01/01/2011 to 12/31/2011         24.199124          22.117299            2,282.6826
01/01/2012 to 12/31/2012         22.117299          25.046830            2,480.2585
01/01/2013 to 12/31/2013         25.046830          29.219290            2,131.6700
01/01/2014 to 12/31/2014         29.219290          28.738140            2,146.8063
01/01/2015 to 12/31/2015         28.738140          27.500797            2,228.6070
01/01/2016 to 12/31/2016         27.500797          26.835438            3,924.9678
01/01/2017 to 12/31/2017         26.835438          32.364545            3,459.6934
--------------------------       ---------          ---------            ----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.183282          10.506265           31,029.1224
01/01/2013 to 12/31/2013         10.506265          11.474744           36,091.9456
01/01/2014 to 12/31/2014         11.474744          12.104244           44,076.9478
01/01/2015 to 12/31/2015         12.104244          11.963151           42,618.7098
01/01/2016 to 12/31/2016         11.963151          12.178353           45,081.2802
01/01/2017 to 12/31/2017         12.178353          13.597468           54,731.0723
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996802           1.037898           17,424.8035
01/01/2015 to 12/31/2015          1.037898           1.009859          150,895.3429
01/01/2016 to 12/31/2016          1.009859           1.012137          122,232.0642
01/01/2017 to 12/31/2017          1.012137           1.148677          112,734.1904
--------------------------       ---------          ---------          ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.032040           6.994767          667,228.4700
01/01/2009 to 12/31/2009          6.994767           8.889143        1,154,563.1900
01/01/2010 to 12/31/2010          8.889143           9.797260        1,295,316.1893
01/01/2011 to 12/31/2011          9.797260           9.422832        1,005,057.3599
01/01/2012 to 12/31/2012          9.422832          10.511129          953,918.5500
01/01/2013 to 12/31/2013         10.511129          12.242973          901,954.2521
01/01/2014 to 12/31/2014         12.242973          12.758332          899,395.7867
01/01/2015 to 12/31/2015         12.758332          12.448539          818,618.2859
01/01/2016 to 12/31/2016         12.448539          13.187937          728,633.3312
01/01/2017 to 12/31/2017         13.187937          15.144404          676,161.8161
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.437720           6.344471        1,190,292.0731
01/01/2009 to 12/31/2009          6.344471           8.356591        1,867,799.3600
01/01/2010 to 12/31/2010          8.356591           9.318900        1,776,916.6631
01/01/2011 to 12/31/2011          9.318900           8.724143        1,712,550.8998
01/01/2012 to 12/31/2012          8.724143           9.957163        1,744,580.8279
01/01/2013 to 12/31/2013          9.957163          12.241176        1,674,526.9680
01/01/2014 to 12/31/2014         12.241176          12.797185        1,661,958.7401
01/01/2015 to 12/31/2015         12.797185          12.480129        1,403,379.5795
01/01/2016 to 12/31/2016         12.480129          13.362298        1,252,751.7435
01/01/2017 to 12/31/2017         13.362298          15.934169        1,170,086.0010
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.636267           7.666872        491,992.6105
01/01/2009 to 12/31/2009          7.666872           9.296538        554,818.2400
01/01/2010 to 12/31/2010          9.296538          10.040347        638,957.9001
01/01/2011 to 12/31/2011         10.040347           9.885409        880,141.5031
01/01/2012 to 12/31/2012          9.885409          10.765856        691,926.6017
01/01/2013 to 12/31/2013         10.765856          12.009466        650,243.2326
01/01/2014 to 12/31/2014         12.009466          12.520354        730,545.9736
01/01/2015 to 12/31/2015         12.520354          12.213823        553,955.6998
01/01/2016 to 12/31/2016         12.213823          12.843658        511,612.8238
01/01/2017 to 12/31/2017         12.843658          14.257815        508,650.6068
--------------------------       ---------          ---------        ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.113091          11.492134         71,701.8372
01/01/2013 to 12/31/2013         11.492134          10.909788         95,116.5795
01/01/2014 to 12/31/2014         10.909788          11.149090         43,316.9079
01/01/2015 to 12/31/2015         11.149090           9.906825         38,874.1829
01/01/2016 to 12/31/2016          9.906825          10.607334         36,536.7473
01/01/2017 to 12/31/2017         10.607334          11.445606         35,919.6035
--------------------------       ---------          ---------        ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873         71,453.8968
01/01/2013 to 12/31/2013         10.236873          11.096263        115,584.2918
01/01/2014 to 12/31/2014         11.096263          11.548820         88,643.3037
01/01/2015 to 12/31/2015         11.548820          11.336124        114,076.7196
01/01/2016 to 12/31/2016         11.336124          11.633112        125,762.2392
01/01/2017 to 12/31/2017         11.633112          12.953256        133,963.9710
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987604           9.743895         59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045         54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655         61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566        114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047        102,668.1723
01/01/2016 to 12/31/2016          9.635047           9.764572         62,200.4759
01/01/2017 to 12/31/2017          9.764572           9.723415         62,341.9963
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.713673           7.610366        968,970.0248
01/01/2009 to 12/31/2009          7.610366           9.919738        798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251        785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063        672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485        624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577        545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816        405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021        345,691.0001
01/01/2016 to 12/31/2016         15.263021          16.344835        355,862.1092
01/01/2017 to 12/31/2017         16.344835          19.745867        322,412.2515
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 01/01/2008         11.020047          11.020047        220,541.4618
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.965951          10.403852         51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635         52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290        116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752        114,981.5782
01/01/2016 to 12/31/2016         11.872752          12.642725        120,809.2898
01/01/2017 to 12/31/2017         12.642725          14.701682        129,099.3198
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.116257          11.802663        437,148.5686
01/01/2009 to 12/31/2009         11.802663          14.665635        418,089.9400
01/01/2010 to 12/31/2010         14.665635          17.278883        368,966.8417
01/01/2011 to 12/31/2011         17.278883          15.454099        336,817.3198
01/01/2012 to 12/31/2012         15.454099          17.915950        287,712.2079
01/01/2013 to 12/31/2013         17.915950          23.317695        252,238.2662
01/01/2014 to 12/31/2014         23.317695          23.306215        210,135.5073
01/01/2015 to 12/31/2015         23.306215          21.663213        182,058.9163
01/01/2016 to 12/31/2016         21.663213          27.940994        164,676.0893
01/01/2017 to 12/31/2017         27.940994          30.669973        144,890.6714
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.399187           6.131668         70,413.5393
01/01/2009 to 12/31/2009          6.131668          10.179606        100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549        101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769         99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206        102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868        102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143         92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404         93,890.2134
01/01/2016 to 12/31/2016          8.385404           9.187708         86,421.0462
01/01/2017 to 12/31/2017          9.187708          11.586489         80,097.9670
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 04/25/2008         16.403794          14.915784              0.0000
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.093623           9.223364        132,254.2543
01/01/2009 to 12/31/2009          9.223364          12.211480        120,940.1600
01/01/2010 to 12/31/2010         12.211480          13.932543        109,557.1915
01/01/2011 to 12/31/2011         13.932543          12.926451        113,252.4378
01/01/2012 to 12/31/2012         12.926451          16.002101        115,994.8532
01/01/2013 to 12/31/2013         16.002101          16.282017         99,005.8233
01/01/2014 to 12/31/2014         16.282017          18.122311         89,107.6789
01/01/2015 to 12/31/2015         18.122311          17.558323         78,339.2580
01/01/2016 to 12/31/2016         17.558323          17.404553         73,065.6017
01/01/2017 to 12/31/2017         17.404553          18.941275         71,071.5437
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          7.727995           4.628049          422,541.5303
01/01/2009 to 12/31/2009          4.628049           6.046778          398,419.7700
01/01/2010 to 12/31/2010          6.046778           7.355352          358,059.8286
01/01/2011 to 12/31/2011          7.355352           7.462739          368,564.6284
01/01/2012 to 12/31/2012          7.462739           8.689722          317,272.3757
01/01/2013 to 12/31/2013          8.689722          12.432991          325,312.5013
01/01/2014 to 12/31/2014         12.432991          14.525528          287,273.9499
01/01/2015 to 12/31/2015         14.525528          13.697363          228,157.0656
01/01/2016 to 12/31/2016         13.697363          13.820529          239,055.5575
01/01/2017 to 12/31/2017         13.820529          16.081573          194,739.2934
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.283068           4.585552           73,675.7912
01/01/2009 to 12/31/2009          4.585552           6.216925           85,304.2600
01/01/2010 to 12/31/2010          6.216925           6.557220           75,032.1913
01/01/2011 to 04/29/2011          6.557220           6.964406                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
01/01/2016 to 12/31/2016          1.021990           1.121928          683,687.5546
01/01/2017 to 12/31/2017          1.121928           1.212775          730,513.4736
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.419472           7.191079           93,244.9518
01/01/2009 to 12/31/2009          7.191079           8.945174           92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738           80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703           71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622           68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305           83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764           68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650           56,999.0327
01/01/2016 to 12/31/2016         15.035650          17.330567           54,606.7756
01/01/2017 to 12/31/2017         17.330567          20.099839           52,438.1316
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.771940           9.495398          256,634.6839
01/01/2009 to 12/31/2009          9.495398          12.486292          243,029.7000
01/01/2010 to 12/31/2010         12.486292          15.482445          208,698.8797
01/01/2011 to 12/31/2011         15.482445          15.049903          185,562.7308
01/01/2012 to 12/31/2012         15.049903          17.483404          157,912.6788
01/01/2013 to 12/31/2013         17.483404          24.082576          167,252.7136
01/01/2014 to 12/31/2014         24.082576          25.536874          115,875.8922
01/01/2015 to 12/31/2015         25.536874          24.664794           99,414.2949
01/01/2016 to 12/31/2016         24.664794          27.008339           88,592.0191
01/01/2017 to 12/31/2017         27.008339          33.264627           74,483.4402
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513          327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433          366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926          321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645          429,949.2036
01/01/2016 to 12/31/2016          1.190645           1.203955          407,864.4132
01/01/2017 to 12/31/2017          1.203955           1.380204          385,073.3545
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426              0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247         49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927        307,034.9133
01/01/2016 to 12/31/2016          1.171927           1.201823        283,579.5819
01/01/2017 to 12/31/2017          1.201823           1.364606        188,161.4190
--------------------------        --------           --------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.620509           9.978727        336,070.5402
01/01/2009 to 12/31/2009          9.978727          12.900855        358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990        269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447        244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664        220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151        185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062        164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497        148,041.8686
01/01/2016 to 12/31/2016         14.696497          14.315126        146,964.3866
01/01/2017 to 12/31/2017         14.315126          18.028212        134,656.2579
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.778253           6.685618          2,564.2626
01/01/2009 to 12/31/2009          6.685618          10.332240          4,619.5000
01/01/2010 to 12/31/2010         10.332240          13.410930          5,042.4082
01/01/2011 to 12/31/2011         13.410930          12.266496          3,213.3027
01/01/2012 to 12/31/2012         12.266496          13.171308          2,939.6230
01/01/2013 to 12/31/2013         13.171308          17.993720          2,585.5852
01/01/2014 to 12/31/2014         17.993720          17.860862          2,402.8326
01/01/2015 to 12/31/2015         17.860862          16.669429          2,275.9061
01/01/2016 to 12/31/2016         16.669429          14.994415          1,724.2100
01/01/2017 to 12/31/2017         14.994415          20.616222          1,041.6234
--------------------------       ---------          ---------        ------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
01/01/2016 to 12/31/2016          0.959564           1.047802              0.0000
01/01/2017 to 12/31/2017          1.047802           1.159392          4,354.4451
--------------------------       ---------          ---------        ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.110413          12.935178        776,172.3023
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
01/01/2016 to 12/31/2016         16.833155          16.972821        328,815.7514
01/01/2017 to 12/31/2017         16.972821          17.429849        306,860.9018
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038              0.0000
01/01/2013 to 12/31/2013         10.875038          10.203401            986.7498
01/01/2014 to 12/31/2014         10.203401          10.784057          5,735.9521
01/01/2015 to 12/31/2015         10.784057          10.642551            976.8583
01/01/2016 to 12/31/2016         10.642551          10.595690         16,789.9406
01/01/2017 to 12/31/2017         10.595690          10.683085         16,580.1342
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
01/01/2016 to 12/31/2016         11.112109          11.417906          1,863.4090
01/01/2017 to 12/31/2017         11.417906          13.068566          1,716.0076
--------------------------       ---------          ---------          ----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
01/01/2016 to 12/31/2016          1.188929           1.234350        504,618.4693
01/01/2017 to 12/31/2017          1.234350           1.386406        370,190.1380
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.508070           8.474073        149,883.3162
01/01/2009 to 12/31/2009          8.474073          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
01/01/2016 to 12/31/2016         14.039123          14.593535        161,939.9156
01/01/2017 to 12/31/2017         14.593535          16.615538        144,592.6527
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         11.795362           7.769023        196,324.6389
01/01/2009 to 12/31/2009          7.769023           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
01/01/2016 to 12/31/2016         13.860629          14.557192        141,967.7661
01/01/2017 to 12/31/2017         14.557192          17.114432        135,064.9151
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.024330          35.674748        276,826.4960
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
01/01/2016 to 12/31/2016         72.347659          82.427569         98,881.4676
01/01/2017 to 12/31/2017         82.427569          94.730236         85,587.3476
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         49.679272          29.924124            735.5068
01/01/2009 to 12/31/2009         29.924124          38.171215            735.4300
01/01/2010 to 04/30/2010         38.171215          40.734708              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.608835           5.688596        413,669.4413
01/01/2009 to 12/31/2009          5.688596           8.131775        420,798.9300
01/01/2010 to 12/31/2010          8.131775          10.202924        359,703.0932
01/01/2011 to 12/31/2011         10.202924           9.861078        313,697.5017
01/01/2012 to 12/31/2012          9.861078          11.014898        311,855.3561
01/01/2013 to 12/31/2013         11.014898          14.783140        285,261.3124
01/01/2014 to 12/31/2014         14.783140          16.382421        238,563.9669
01/01/2015 to 12/31/2015         16.382421          17.172544        201,286.8213
01/01/2016 to 12/31/2016         17.172544          17.923521        181,237.2991
01/01/2017 to 12/31/2017         17.923521          21.971677        162,785.4808
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         26.506534          15.945964         27,784.5557
01/01/2009 to 12/31/2009         15.945964          19.827088         31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039         35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786         32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594         25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816         22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283         22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148         22,246.2928
01/01/2016 to 12/31/2016         32.184148          36.529158         21,496.9373
01/01/2017 to 12/31/2017         36.529158          39.298482         20,132.6306
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.371448          10.065335              0.0000
01/01/2009 to 12/31/2009         10.065335          12.055383              0.0000
01/01/2010 to 12/31/2010         12.055383          12.659148              0.0000
01/01/2011 to 12/31/2011         12.659148           9.935414              0.0000
01/01/2012 to 12/31/2012          9.935414          11.652908              0.0000
01/01/2013 to 12/31/2013         11.652908          13.184184         53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304         44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017         43,573.3308
01/01/2016 to 12/31/2016         12.038017          12.426654         41,654.1359
01/01/2017 to 12/31/2017         12.426654          16.472381         34,026.3429
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         44.546603          42.167509          1,488.3367
01/01/2009 to 12/31/2009         42.167509          45.241342          1,220.8600
01/01/2010 to 12/31/2010         45.241342          48.043857          1,749.8790
01/01/2011 to 12/31/2011         48.043857          50.189017          2,417.4757
01/01/2012 to 12/31/2012         50.189017          52.904741          2,280.3961
01/01/2013 to 12/31/2013         52.904741          51.463065          2,187.2565
01/01/2014 to 12/31/2014         51.463065          54.014090          1,676.3925
01/01/2015 to 12/31/2015         54.014090          53.257907            814.3164
01/01/2016 to 12/31/2016         53.257907          53.833621          2,577.0240
01/01/2017 to 12/31/2017         53.833621          54.938266          1,583.2138
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.588388          10.805375              0.0000
01/01/2010 to 12/31/2010         10.805375          12.722543            603.7132
01/01/2011 to 12/31/2011         12.722543          11.383792            603.7132
01/01/2012 to 12/31/2012         11.383792          12.792938            603.7132
01/01/2013 to 12/31/2013         12.792938          16.872808            603.7132
01/01/2014 to 12/31/2014         16.872808          18.055361            603.7132
01/01/2015 to 12/31/2015         18.055361          18.856163            603.7132
01/01/2016 to 12/31/2016         18.856163          18.544850            557.1826
01/01/2017 to 12/31/2017         18.544850          24.407580            557.1826
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         15.616502           8.801294                0.0000
01/01/2009 to 05/01/2009          8.801294           8.361042                0.0000
--------------------------       ---------           --------                ------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
01/01/2008 to 12/31/2008         15.325550           8.625833                0.0000
01/01/2009 to 05/01/2009          8.625833           8.189738                0.0000
--------------------------       ---------           --------                ------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.553046          10.639004        2,371,488.0135
01/01/2009 to 12/31/2009         10.639004          10.480908        1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080          984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891          954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355          789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836          894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309          644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723          605,682.5442
01/01/2016 to 12/31/2016          9.435723           9.282426          627,811.1668
01/01/2017 to 12/31/2017          9.282426           9.179718          441,449.4395
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.897491          22.236591            8,315.8709
01/01/2017 to 12/31/2017         22.236591          25.962156           11,638.5268
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.701227          15.535332            1,350.1000
01/01/2010 to 12/31/2010         15.535332          17.698021            1,910.3273
01/01/2011 to 12/31/2011         17.698021          16.544278            3,503.5063
01/01/2012 to 12/31/2012         16.544278          17.942723            7,439.4556
01/01/2013 to 12/31/2013         17.942723          23.399440            7,507.9566
01/01/2014 to 12/31/2014         23.399440          25.507070            9,166.0406
01/01/2015 to 12/31/2015         25.507070          25.001745            8,985.8355
01/01/2016 to 04/29/2016         25.001745          25.128938                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.364105           7.240045            8,554.2837
01/01/2009 to 05/01/2009          7.240045           7.150397                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.789310           8.797857        1,099,658.9712
01/01/2009 to 12/31/2009          8.797857          11.396812        1,012,674.2700
01/01/2010 to 12/31/2010         11.396812          12.522598          891,888.9010
01/01/2011 to 12/31/2011         12.522598          11.791509          801,517.5740
01/01/2012 to 12/31/2012         11.791509          13.057507          645,466.4688
01/01/2013 to 12/31/2013         13.057507          17.133113          580,374.7381
01/01/2014 to 12/31/2014         17.133113          18.594661          470,387.1638
01/01/2015 to 12/31/2015         18.594661          18.686232          395,336.5316
01/01/2016 to 12/31/2016         18.686232          19.675380          360,093.6748
01/01/2017 to 12/31/2017         19.675380          22.993196          323,866.3401
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.513985          13.749101            27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465            47,292.5311
01/01/2016 to 12/31/2016         13.431465          13.796365            55,394.6160
01/01/2017 to 12/31/2017         13.796365          14.497549           120,064.9752
--------------------------       ---------          ---------           ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.099853          14.460114         5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737         4,823,309.4711
01/01/2016 to 12/31/2016         14.056737          14.653790         4,315,423.1342
01/01/2017 to 12/31/2017         14.653790          15.932804         3,775,370.6781
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.526954           8.987380         2,872,180.7332
01/01/2009 to 12/31/2009          8.987380          10.854598         3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251         3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850         3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990         2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648         2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.020101           8.690395         5,065,994.1323
01/01/2009 to 12/31/2009          8.690395          10.767338         5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574         5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042         5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083         5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509         4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET
ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014         14.499935          14.983098         7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495         6,707,198.1384
01/01/2016 to 12/31/2016         14.536495          15.299267         5,800,643.4191
01/01/2017 to 12/31/2017         15.299267          17.249415         5,029,115.6646
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT STRATEGIC GROWTH AND INCOME SUB-
ACCOUNT (CLASS B))
11/01/2008 to 11/07/2008                             7.315949                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.349428           8.294780        12,007,765.4631
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
01/01/2016 to 12/31/2016         14.530683          15.441002         6,876,360.7866
01/01/2017 to 12/31/2017         15.441002          18.081453         6,018,917.0655
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE
THAT STRATEGIC CONSERVATIVE GROWTH SUB-
ACCOUNT (CLASS B))
11/01/2008 to 11/07/2008                             6.906755                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          8.056970           7.969996        12,276,103.0249
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.817358           7.991434           434,112.6527
01/01/2009 to 12/31/2009          7.991434          10.959638           389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058           370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634           341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541           573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796           497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841           430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297           374,574.6308
01/01/2016 to 12/31/2016         20.906297          20.516953           342,983.9825
01/01/2017 to 12/31/2017         20.516953          27.619833           287,793.5950
--------------------------       ---------          ---------        ---------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.152174           5.392685           799,549.8858
01/01/2009 to 12/31/2009          5.392685           7.615002           718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111           634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327           548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802                 0.0000
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.918194           6.296359             7,008.7941
01/01/2009 to 12/31/2009          6.296359           8.023219             8,108.2500
01/01/2010 to 12/31/2010          8.023219          10.355607             7,883.1323
01/01/2011 to 12/31/2011         10.355607          10.455680             7,227.8272
01/01/2012 to 12/31/2012         10.455680          11.392560             7,978.3797
01/01/2013 to 12/31/2013         11.392560          16.611155             7,351.2877
01/01/2014 to 12/31/2014         16.611155          16.475519             7,049.5143
01/01/2015 to 12/31/2015         16.475519          16.420748             6,022.2514
01/01/2016 to 12/31/2016         16.420748          17.111653             5,972.0153
01/01/2017 to 12/31/2017         17.111653          21.302538             4,822.8456
--------------------------       ---------          ---------        ---------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.532831           8.342698        293,287.0335
01/01/2009 to 12/31/2009          8.342698          10.322933        296,264.1000
01/01/2010 to 12/31/2010         10.322933          11.613853        282,084.1790
01/01/2011 to 12/31/2011         11.613853          11.599419        238,876.2858
01/01/2012 to 12/31/2012         11.599419          13.155623        252,965.0713
01/01/2013 to 12/31/2013         13.155623          17.025313        236,418.9244
01/01/2014 to 12/31/2014         17.025313          18.921391        190,682.8736
01/01/2015 to 12/31/2015         18.921391          18.762957        183,592.0918
01/01/2016 to 12/31/2016         18.762957          20.536145        174,954.6895
01/01/2017 to 12/31/2017         20.536145          24.465740        159,755.1576
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.728713          11.911167            295.3913
01/01/2009 to 12/31/2009         11.911167          13.206687            355.3700
01/01/2010 to 12/31/2010         13.206687          15.747378            284.6130
01/01/2011 to 12/31/2011         15.747378          16.326901            258.6594
01/01/2012 to 12/31/2012         16.326901          17.606857              0.0000
01/01/2013 to 12/31/2013         17.606857          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
01/01/2016 to 12/31/2016         23.104506          26.879920         33,918.0712
01/01/2017 to 12/31/2017         26.879920          30.506109         27,357.7306
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.428895           9.353781        129,427.3998
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         14.728300           8.393653         14,894.8659
01/01/2009 to 12/31/2009          8.393653          11.797774         15,049.3600
01/01/2010 to 12/31/2010         11.797774          13.534357         13,702.4974
01/01/2011 to 12/31/2011         13.534357          13.122459         13,403.4495
01/01/2012 to 12/31/2012         13.122459          15.301528         13,259.9710
01/01/2013 to 12/31/2013         15.301528          20.865466         87,034.6666
01/01/2014 to 12/31/2014         20.865466          22.313121         75,221.8665
01/01/2015 to 12/31/2015         22.313121          24.231045         81,706.8703
01/01/2016 to 12/31/2016         24.231045          24.175418         79,224.6563
01/01/2017 to 12/31/2017         24.175418          31.710407         71,577.2356
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.314151           9.582578              0.0000
01/01/2009 to 12/31/2009          9.582578          13.054350              0.0000
01/01/2010 to 12/31/2010         13.054350          17.274621              0.0000
01/01/2011 to 12/31/2011         17.274621          17.221202              0.0000
01/01/2012 to 12/31/2012         17.221202          19.612887          1,852.1629
01/01/2013 to 12/31/2013         19.612887          27.785894          1,852.1629
01/01/2014 to 12/31/2014         27.785894          29.118595          1,852.1629
01/01/2015 to 12/31/2015         29.118595          29.318403          1,852.1629
01/01/2016 to 12/31/2016         29.318403          32.117933          1,852.1629
01/01/2017 to 12/31/2017         32.117933          38.674826          1,852.1629
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.280780          30.329874            126.2019
01/01/2017 to 12/31/2017         30.329874          32.257245            126.1103
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      20.192852          16.821073                 0.0000
01/01/2009 to 12/31/2009      16.821073          21.801095               440.4100
01/01/2010 to 12/31/2010      21.801095          24.091298               354.8360
01/01/2011 to 12/31/2011      24.091298          25.055886               354.1677
01/01/2012 to 12/31/2012      25.055886          27.399350               353.5043
01/01/2013 to 12/31/2013      27.399350          27.146656               352.8746
01/01/2014 to 12/31/2014      27.146656          28.086636               352.3096
01/01/2015 to 12/31/2015      28.086636          27.047207               473.0807
01/01/2016 to 12/31/2016      27.047207          28.784568           167,700.2038
01/01/2017 to 12/31/2017      28.784568          30.530431           153,924.5260
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008      19.124730          15.296064           436,233.8823
01/01/2009 to 12/31/2009      15.296064          20.558065           409,103.2100
01/01/2010 to 12/31/2010      20.558065          22.820826           375,779.6735
01/01/2011 to 12/31/2011      22.820826          23.425811           329,853.8532
01/01/2012 to 12/31/2012      23.425811          25.997480           291,789.8651
01/01/2013 to 12/31/2013      25.997480          27.584862           243,330.3864
01/01/2014 to 12/31/2014      27.584862          28.415302           202,093.7975
01/01/2015 to 12/31/2015      28.415302          27.315181           176,321.4559
01/01/2016 to 04/29/2016      27.315181          28.113019                 0.0000
--------------------------    ---------          ---------           ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2008 to 12/31/2008      59.791878          33.597410               171.9041
01/01/2009 to 12/31/2009      33.597410          42.880498               159.8100
01/01/2010 to 12/31/2010      42.880498          48.422852               247.8629
01/01/2011 to 12/31/2011      48.422852          47.896096               238.1913
01/01/2012 to 12/31/2012      47.896096          55.087416               228.7981
01/01/2013 to 12/31/2013      55.087416          69.195756               220.2210
01/01/2014 to 12/31/2014      69.195756          73.761058               193.9828
01/01/2015 to 12/31/2015      73.761058          69.409270               186.3766
01/01/2016 to 12/31/2016      69.409270          80.283880               178.6449
01/01/2017 to 12/31/2017      80.283880          88.875523                26.7807
--------------------------    ---------          ---------           ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008      36.485419          21.374242             3,552.9511
01/01/2009 to 12/31/2009      21.374242          28.783681             4,012.5400
01/01/2010 to 12/31/2010      28.783681          30.662514             3,458.8037
01/01/2011 to 12/31/2011      30.662514          26.926963             3,534.7628
01/01/2012 to 12/31/2012      26.926963          31.281508             2,640.2397
01/01/2013 to 12/31/2013      31.281508          37.800041             2,369.8677
01/01/2014 to 12/31/2014      37.800041          33.009258             2,402.6270
01/01/2015 to 12/31/2015      33.009258          30.330431             1,736.6849
01/01/2016 to 12/31/2016      30.330431          31.942774             1,722.9849
01/01/2017 to 12/31/2017      31.942774          36.630265               984.1713
--------------------------    ---------          ---------           ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         14.019530          10.536911          1,880.2065
01/01/2009 to 12/31/2009         10.536911          14.523293          2,232.7600
01/01/2010 to 12/31/2010         14.523293          16.335736          1,358.2622
01/01/2011 to 12/31/2011         16.335736          16.589131          1,368.7972
01/01/2012 to 12/31/2012         16.589131          18.630454          1,348.6412
01/01/2013 to 12/31/2013         18.630454          19.357091          1,358.7161
01/01/2014 to 12/31/2014         19.357091          19.656567          1,421.0111
01/01/2015 to 12/31/2015         19.656567          18.997940            646.0605
01/01/2016 to 12/31/2016         18.997940          20.991899            229.9402
01/01/2017 to 12/31/2017         20.991899          21.991894            250.8744
--------------------------       ---------          ---------          ----------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         12.756898          12.482633          2,523.5005
01/01/2009 to 12/31/2009         12.482633          13.900037          2,837.4500
01/01/2010 to 12/31/2010         13.900037          14.381309          2,619.8829
01/01/2011 to 12/31/2011         14.381309          14.289095          2,619.5300
01/01/2012 to 12/31/2012         14.289095          14.861544          3,796.7051
01/01/2013 to 12/31/2013         14.861544          14.583970          3,796.3687
01/01/2014 to 12/31/2014         14.583970          14.452972          3,796.0633
01/01/2015 to 12/31/2015         14.452972          14.246805          3,795.7596
01/01/2016 to 12/31/2016         14.246805          14.196364          3,756.6820
01/01/2017 to 12/31/2017         14.196364          14.138740          3,701.0292
--------------------------       ---------          ---------          ----------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         15.365318           8.661590              0.0000
01/01/2009 to 07/17/2009          8.661590           8.599528              0.0000
--------------------------       ---------          ---------          ----------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         13.181600          14.917767              0.0000
01/01/2011 to 12/31/2011         14.917767          13.914326              0.0000
01/01/2012 to 12/31/2012         13.914326          15.963114              0.0000
01/01/2013 to 12/31/2013         15.963114          21.402391              0.0000
01/01/2014 to 12/31/2014         21.402391          23.868137              0.0000
01/01/2015 to 12/31/2015         23.868137          23.386082              0.0000
01/01/2016 to 12/31/2016         23.386082          24.770341              0.0000
01/01/2017 to 12/31/2017         24.770341          31.455426              0.0000
--------------------------       ---------          ---------          ----------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2008 to 12/31/2008         15.882139           8.497848              0.0000
01/01/2009 to 12/31/2009          8.497848          11.586019              0.0000
01/01/2010 to 09/24/2010         11.586019          13.226735              0.0000

                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2008 to 12/31/2008         20.011300          11.720386           12,808.5813
01/01/2009 to 12/31/2009         11.720386          15.568221           11,361.9700
01/01/2010 to 12/31/2010         15.568221          17.257600            6,931.0409
01/01/2011 to 12/31/2011         17.257600          15.807563            6,295.3833
01/01/2012 to 12/31/2012         15.807563          17.935463            5,741.4633
01/01/2013 to 12/31/2013         17.935463          20.964937            4,360.6939
01/01/2014 to 12/31/2014         20.964937          20.659138            4,295.9851
01/01/2015 to 12/31/2015         20.659138          19.815044            3,809.5881
01/01/2016 to 12/31/2016         19.815044          19.373658            3,732.2360
01/01/2017 to 12/31/2017         19.373658          23.406264            3,727.9462
--------------------------       ---------          ---------           -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2008 to 12/31/2008         19.714252          11.514275            2,795.4215
01/01/2009 to 12/31/2009         11.514275          15.257072            3,507.6900
01/01/2010 to 12/31/2010         15.257072          16.874461            5,958.5805
01/01/2011 to 12/31/2011         16.874461          15.415068            4,401.4023
01/01/2012 to 12/31/2012         15.415068          17.448091            4,153.8172
01/01/2013 to 12/31/2013         17.448091          20.344534            1,625.5021
01/01/2014 to 12/31/2014         20.344534          19.999517            1,614.6119
01/01/2015 to 12/31/2015         19.999517          19.128848            1,597.7010
01/01/2016 to 12/31/2016         19.128848          18.656708            1,604.9564
01/01/2017 to 12/31/2017         18.656708          22.489480            1,666.9538
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.178148          10.497446            5,189.9526
01/01/2013 to 12/31/2013         10.497446          11.459381           29,163.0295
01/01/2014 to 12/31/2014         11.459381          12.081996           58,095.9200
01/01/2015 to 12/31/2015         12.081996          11.935192           54,893.6108
01/01/2016 to 12/31/2016         11.935192          12.143818           63,424.3749
01/01/2017 to 12/31/2017         12.143818          13.552152           78,439.8596
--------------------------       ---------          ---------           -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
01/01/2016 to 12/31/2016          1.009006           1.010776           28,667.9543
01/01/2017 to 12/31/2017          1.010776           1.146561           38,543.1455
--------------------------       ---------          ---------           -----------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.030108           6.992356        1,720,445.9303
01/01/2009 to 12/31/2009          6.992356           8.881638        3,252,652.1300
01/01/2010 to 12/31/2010          8.881638           9.784098        3,803,708.2323
01/01/2011 to 12/31/2011          9.784098           9.405479        3,720,487.5387
01/01/2012 to 12/31/2012          9.405479          10.486500        3,636,994.6124
01/01/2013 to 12/31/2013         10.486500          12.208182        3,440,159.9043
01/01/2014 to 12/31/2014         12.208182          12.715716        3,237,064.4371
01/01/2015 to 12/31/2015         12.715716          12.400753        2,816,824.0450
01/01/2016 to 12/31/2016         12.400753          13.130747        2,691,878.8768
01/01/2017 to 12/31/2017         13.130747          15.071216        2,544,629.5379
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          6.435949           6.342282        1,769,045.5680
01/01/2009 to 12/31/2009          6.342282           8.349533        2,424,613.8300
01/01/2010 to 12/31/2010          8.349533           9.306378        2,498,678.8047
01/01/2011 to 12/31/2011          9.306378           8.708073        2,613,840.2336
01/01/2012 to 12/31/2012          8.708073           9.933828        2,387,465.9683
01/01/2013 to 12/31/2013          9.933828          12.206386        2,213,019.1547
01/01/2014 to 12/31/2014         12.206386          12.754435        2,176,189.9736
01/01/2015 to 12/31/2015         12.754435          12.432218        2,132,234.5042
01/01/2016 to 12/31/2016         12.432218          13.304348        2,113,354.8316
01/01/2017 to 12/31/2017         13.304348          15.857161        2,082,995.9460
--------------------------       ---------          ---------        --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/10/2008 to 12/31/2008          7.634170           7.664231          681,564.1327
01/01/2009 to 12/31/2009          7.664231           9.288692        1,864,648.0500
01/01/2010 to 12/31/2010          9.288692          10.026861        1,495,442.5447
01/01/2011 to 12/31/2011         10.026861           9.867207        1,178,660.4354
01/01/2012 to 12/31/2012          9.867207          10.740633        1,153,882.2955
01/01/2013 to 12/31/2013         10.740633          11.975342        1,086,841.1016
01/01/2014 to 12/31/2014         11.975342          12.478537        1,051,979.2246
01/01/2015 to 12/31/2015         12.478537          12.166943          972,266.5251
01/01/2016 to 12/31/2016         12.166943          12.787964          873,723.1529
01/01/2017 to 12/31/2017         12.787964          14.188915          860,359.1450
--------------------------       ---------          ---------        --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334           62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034          134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446          145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533          122,102.4339
01/01/2016 to 12/31/2016          9.883533          10.577105          126,660.1801
01/01/2017 to 12/31/2017         10.577105          11.407300          121,448.5740
--------------------------       ---------          ---------        --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279           25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407          106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592          149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628          121,555.5653
01/01/2016 to 12/31/2016         11.309628          11.600120          138,263.7788
01/01/2017 to 12/31/2017         11.600120          12.910083          130,530.3304
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987535           9.740597           41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641           57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338           69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415           51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514           51,938.0170
01/01/2016 to 12/31/2016          9.612514           9.736865           50,880.7457
01/01/2017 to 12/31/2017          9.736865           9.690991           46,063.4024
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008          7.698167           7.594535        2,095,952.6013
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
01/01/2016 to 12/31/2016         15.178031          16.245697          821,914.5060
01/01/2017 to 12/31/2017         16.245697          19.616323          752,347.4040
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 01/01/2008         11.013769          11.013769        1,420,878.2105
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
01/01/2016 to 12/31/2016         11.845004          12.606873          508,927.2628
01/01/2017 to 12/31/2017         12.606873          14.652688          383,920.8990
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS A) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         18.858801          13.022393            1,613.2378
01/01/2009 to 12/31/2009         13.022393          16.219943            1,254.9500
01/01/2010 to 12/31/2010         16.219943          19.140287                0.0000
01/01/2011 to 12/31/2011         19.140287          17.164407                0.0000
01/01/2012 to 12/31/2012         17.164407          19.937426                0.0000
01/01/2013 to 12/31/2013         19.937426          26.007332                0.0000
01/01/2014 to 12/31/2014         26.007332          26.045187                0.0000
01/01/2015 to 12/31/2015         26.045187          24.248932                0.0000
01/01/2016 to 12/31/2016         24.248932          31.332171                0.0000
01/01/2017 to 12/31/2017         31.332171          34.461706                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE SMALL CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         17.008110          11.722197          501,050.8223
01/01/2009 to 12/31/2009         11.722197          14.558366          376,337.5900
01/01/2010 to 12/31/2010         14.558366          17.143934          424,169.6817
01/01/2011 to 12/31/2011         17.143934          15.325747          368,891.8414
01/01/2012 to 12/31/2012         15.325747          17.758225          248,306.0224
01/01/2013 to 12/31/2013         17.758225          23.100870          300,564.8186
01/01/2014 to 12/31/2014         23.100870          23.077950          271,303.7736
01/01/2015 to 12/31/2015         23.077950          21.440311          238,350.9909
01/01/2016 to 12/31/2016         21.440311          27.639680          196,859.2677
01/01/2017 to 12/31/2017         27.639680          30.324109          162,151.4688
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.385773           6.123445          217,663.3260
01/01/2009 to 12/31/2009          6.123445          10.160875          298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627          251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738          251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677          395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520          275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227          268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877          279,468.2890
01/01/2016 to 12/31/2016          8.344877           9.138735          251,598.7537
01/01/2017 to 12/31/2017          9.138735          11.518991          235,248.5552
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B) AND BEFORE THAT FRANKLIN TEMPLETON
 VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT
(CLASS 2))
01/01/2008 to 04/25/2008         25.009344          22.737088                0.0000
--------------------------       ---------          ---------                ------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         16.064120           9.201824          233,787.8379
01/01/2009 to 12/31/2009          9.201824          12.176868          226,420.8600
01/01/2010 to 12/31/2010         12.176868          13.886119          203,887.4580
01/01/2011 to 12/31/2011         13.886119          12.876948          181,275.4715
01/01/2012 to 12/31/2012         12.876948          15.932812          173,902.1391
01/01/2013 to 12/31/2013         15.932812          16.203410          168,721.1437
01/01/2014 to 12/31/2014         16.203410          18.025806          149,686.7665
01/01/2015 to 12/31/2015         18.025806          17.456087          133,216.9319
01/01/2016 to 12/31/2016         17.456087          17.294568          125,290.4153
01/01/2017 to 12/31/2017         17.294568          18.812199          121,623.4104
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          7.645002           4.576046          889,722.4014
01/01/2009 to 12/31/2009          4.576046           5.975843          818,395.1000
01/01/2010 to 12/31/2010          5.975843           7.265437          729,554.0714
01/01/2011 to 12/31/2011          7.265437           7.367833          835,271.7525
01/01/2012 to 12/31/2012          7.367833           8.574900          766,531.6980
01/01/2013 to 12/31/2013          8.574900          12.262580          676,170.6117
01/01/2014 to 12/31/2014         12.262580          14.319275          596,554.9374
01/01/2015 to 12/31/2015         14.319275          13.496115          548,961.2803
01/01/2016 to 12/31/2016         13.496115          13.610663          528,059.9942
01/01/2017 to 12/31/2017         13.610663          15.829482          497,897.3619
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.271927           4.578276          255,592.6761
01/01/2009 to 12/31/2009          4.578276           6.203956          280,709.8600
01/01/2010 to 12/31/2010          6.203956           6.540272          272,006.9936
01/01/2011 to 04/29/2011          6.540272           6.945274                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
01/01/2016 to 12/31/2016          1.020107           1.119301        1,594,196.9339
01/01/2017 to 12/31/2017          1.119301           1.209332        1,689,534.0344
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.404215           7.177860          135,640.6151
01/01/2009 to 12/31/2009          7.177860           8.923076          210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751          222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920          203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525          190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004          203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046          178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038          167,274.6283
01/01/2016 to 12/31/2016         14.936038          17.207145          142,618.4066
01/01/2017 to 12/31/2017         17.207145          19.946752          134,195.7977
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.637262           9.409582          507,753.1697
01/01/2009 to 12/31/2009          9.409582          12.367259          466,082.9400
01/01/2010 to 12/31/2010         12.367259          15.327193          398,408.3390
01/01/2011 to 12/31/2011         15.327193          14.891553          376,693.7405
01/01/2012 to 12/31/2012         14.891553          17.290758          262,322.7907
01/01/2013 to 12/31/2013         17.290758          23.805318          319,630.3724
01/01/2014 to 12/31/2014         23.805318          25.230252          219,059.4686
01/01/2015 to 12/31/2015         25.230252          24.356456          246,796.9706
01/01/2016 to 12/31/2016         24.356456          26.657372          177,440.4265
01/01/2017 to 12/31/2017         26.657372          32.816005          155,427.6019
--------------------------       ---------          ---------          ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153           60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470          214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313          856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452          368,009.6133
01/01/2016 to 12/31/2016          1.188452           1.201136          516,439.2395
01/01/2017 to 12/31/2017          1.201136           1.376287          514,108.5071
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
01/01/2016 to 12/31/2016          1.170076           1.199325          255,701.9051
01/01/2017 to 12/31/2017          1.199325           1.361091        4,108,469.3007
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         17.694914          10.034710              522.7916
01/01/2009 to 12/31/2009         10.034710          13.002739              471.8400
01/01/2010 to 12/31/2010         13.002739          14.259296              529.2102
01/01/2011 to 12/31/2011         14.259296          12.543446              566.9474
01/01/2012 to 12/31/2012         12.543446          14.409333              580.5609
01/01/2013 to 12/31/2013         14.409333          16.923221              637.9745
01/01/2014 to 12/31/2014         16.923221          15.501718              719.0682
01/01/2015 to 12/31/2015         15.501718          14.997297              723.5608
01/01/2016 to 12/31/2016         14.997297          14.630724              804.3246
01/01/2017 to 12/31/2017         14.630724          18.467499              736.8676
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.454683           9.884817          588,021.2914
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
01/01/2016 to 12/31/2016         14.538673          14.154316          333,718.6671
01/01/2017 to 12/31/2017         14.154316          17.816812          301,507.7952
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.739847           6.662170           93,515.7637
01/01/2009 to 12/31/2009          6.662170          10.290859           85,049.8000
01/01/2010 to 12/31/2010         10.290859          13.350550           74,115.1862
01/01/2011 to 12/31/2011         13.350550          12.205173           63,069.4841
01/01/2012 to 12/31/2012         12.205173          13.098874           62,685.7496
01/01/2013 to 12/31/2013         13.098874          17.885829           62,860.3621
01/01/2014 to 12/31/2014         17.885829          17.744888           59,624.6029
01/01/2015 to 12/31/2015         17.744888          16.552906           47,583.3709
01/01/2016 to 12/31/2016         16.552906          14.882155           43,957.0334
01/01/2017 to 12/31/2017         14.882155          20.451684           37,584.8516
--------------------------       ---------          ---------           -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
01/01/2016 to 12/31/2016          0.958753           1.046394           19,111.0620
01/01/2017 to 12/31/2017          1.046394           1.157256           15,416.9171
--------------------------       ---------          ---------           -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.969788          12.790020        1,298,575.9372
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
01/01/2016 to 12/31/2016         16.586082          16.715339          862,620.4311
01/01/2017 to 12/31/2017         16.715339          17.156877          852,758.9925
--------------------------       ---------          ---------        --------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY PIMCO VIT TOTAL RETURN SUB-ACCOUNT
(ADMINISTRATIVE CLASS))
01/01/2008 to 12/31/2008         14.301278          14.718941           81,312.0332
01/01/2009 to 05/01/2009         14.718941          15.197777                0.0000
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912           40,902.4915
01/01/2013 to 12/31/2013         10.865912          10.189740           39,474.2888
01/01/2014 to 12/31/2014         10.189740          10.764236           17,646.5389
01/01/2015 to 12/31/2015         10.764236          10.617679           23,631.2964
01/01/2016 to 12/31/2016         10.617679          10.565643           18,197.4663
01/01/2017 to 12/31/2017         10.565643          10.647479           23,500.6897
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
01/01/2016 to 12/31/2016         11.097109          11.396794          138,536.7897
01/01/2017 to 12/31/2017         11.396794          13.037902            8,676.5422
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
01/01/2016 to 12/31/2016          1.186739           1.231461          962,467.9228
01/01/2017 to 12/31/2017          1.231461           1.382471          964,595.7819
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH AND INCOME
ETF SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.495118           8.460286         87,036.9202
01/01/2009 to 12/31/2009          8.460286          10.377335        310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728        415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300        517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198        425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021        425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773        368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291        322,806.9862
01/01/2016 to 12/31/2016         13.967291          14.511610        306,428.2172
01/01/2017 to 12/31/2017         14.511610          16.514029        278,106.2158
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY CYCLICAL GROWTH ETF SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         11.782087           7.756380         57,831.2657
01/01/2009 to 12/31/2009          7.756380           9.834791        188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635        240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738        286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538        294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441        307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340        309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705        327,792.1752
01/01/2016 to 12/31/2016         13.789705          14.475466        287,217.1556
01/01/2017 to 12/31/2017         14.475466          17.009871        274,988.8739
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         54.687755          34.270046         71,962.2722
01/01/2009 to 12/31/2009         34.270046          39.943971         65,681.7300
01/01/2010 to 12/31/2010         39.943971          46.029633         61,003.9945
01/01/2011 to 12/31/2011         46.029633          43.506636         57,106.0096
01/01/2012 to 12/31/2012         43.506636          50.533753         51,015.5267
01/01/2013 to 12/31/2013         50.533753          66.552437         41,204.0648
01/01/2014 to 12/31/2014         66.552437          74.232519         36,345.3044
01/01/2015 to 12/31/2015         74.232519          70.493082         33,346.9348
01/01/2016 to 12/31/2016         70.493082          80.454447         28,492.2199
01/01/2017 to 12/31/2017         80.454447          92.669867         25,856.6235
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.412292          35.274100        423,441.9663
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
01/01/2016 to 12/31/2016         71.285095          81.176371        215,566.9549
01/01/2017 to 12/31/2017         81.176371          93.245806        189,555.8010
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.199018           7.946382          5,400.6317
01/01/2009 to 12/31/2009          7.946382          10.131337          4,529.7600
01/01/2010 to 04/30/2010         10.131337          10.809962              0.0000
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008          9.678877           5.738892        128,077.9923
01/01/2009 to 12/31/2009          5.738892           8.220821        106,062.7200
01/01/2010 to 12/31/2010          8.220821          10.341026         91,380.1797
01/01/2011 to 12/31/2011         10.341026          10.014929         79,731.2050
01/01/2012 to 12/31/2012         10.014929          11.205366         74,355.1959
01/01/2013 to 12/31/2013         11.205366          15.073310         61,743.4953
01/01/2014 to 12/31/2014         15.073310          16.735115         54,035.8310
01/01/2015 to 12/31/2015         16.735115          17.566665         45,292.9664
01/01/2016 to 12/31/2016         17.566665          18.377849         39,845.6160
01/01/2017 to 12/31/2017         18.377849          22.588136         36,096.5659
--------------------------       ---------          ---------        ------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.505627           5.624666        627,621.3948
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
01/01/2016 to 12/31/2016         16.920211          17.651325        283,430.1207
01/01/2017 to 12/31/2017         17.651325          21.627224        260,601.1093
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS A) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         26.983126          16.255612         33,204.2585
01/01/2009 to 12/31/2009         16.255612          20.254023         29,050.7800
01/01/2010 to 12/31/2010         20.254023          25.034194         25,469.9760
01/01/2011 to 12/31/2011         25.034194          23.737464         22,996.7732
01/01/2012 to 12/31/2012         23.737464          26.807498         21,317.5023
01/01/2013 to 12/31/2013         26.807498          34.393158         19,471.2072
01/01/2014 to 12/31/2014         34.393158          37.143332         17,001.1956
01/01/2015 to 12/31/2015         37.143332          33.286237         11,255.8169
01/01/2016 to 12/31/2016         33.286237          37.850841         11,216.9924
01/01/2017 to 12/31/2017         37.850841          40.811338         10,578.6733
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         26.993344          16.230660        189,869.0687
01/01/2009 to 12/31/2009         16.230660          20.170985        255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818        234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724        155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199        145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186        177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974        169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245        109,936.5915
01/01/2016 to 12/31/2016         32.644245          37.032845        129,476.4644
01/01/2017 to 12/31/2017         37.032845          39.820499        111,016.9477
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.789882          11.384621           23,802.7985
01/01/2009 to 12/31/2009         11.384621          13.628692           23,082.5700
01/01/2010 to 12/31/2010         13.628692          14.304106           18,418.9868
01/01/2011 to 12/31/2011         14.304106          11.220835           15,113.9477
01/01/2012 to 12/31/2012         11.220835          13.153924           15,265.5663
01/01/2013 to 12/31/2013         13.153924          14.875007           70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177           70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265           71,647.9353
01/01/2016 to 12/31/2016         13.568265          13.999304           67,163.9269
01/01/2017 to 12/31/2017         13.999304          18.547795           58,399.9164
--------------------------       ---------          ---------           -----------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         44.007225          41.636053            9,194.3193
01/01/2009 to 12/31/2009         41.636053          44.648821            6,998.5000
01/01/2010 to 12/31/2010         44.648821          47.390936            7,064.7905
01/01/2011 to 12/31/2011         47.390936          49.482268            6,027.4945
01/01/2012 to 12/31/2012         49.482268          52.133539            5,380.5383
01/01/2013 to 12/31/2013         52.133539          50.687522            4,691.3680
01/01/2014 to 12/31/2014         50.687522          53.173512            4,455.1144
01/01/2015 to 12/31/2015         53.173512          52.402884            4,145.6337
01/01/2016 to 12/31/2016         52.402884          52.942877            9,142.0118
01/01/2017 to 12/31/2017         52.942877          54.002311           13,270.6826
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.530251          10.728696           28,648.6800
01/01/2010 to 12/31/2010         10.728696          12.625951           25,506.8341
01/01/2011 to 12/31/2011         12.625951          11.291725           25,042.0740
01/01/2012 to 12/31/2012         11.291725          12.683100           23,714.7021
01/01/2013 to 12/31/2013         12.683100          16.719582           22,713.1306
01/01/2014 to 12/31/2014         16.719582          17.882451           20,599.7929
01/01/2015 to 12/31/2015         17.882451          18.666246           20,094.1952
01/01/2016 to 12/31/2016         18.666246          18.348891           19,593.4064
01/01/2017 to 12/31/2017         18.348891          24.137644           17,710.3931
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         15.521237           8.743205           29,937.6525
01/01/2009 to 05/01/2009          8.743205           8.304478                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS E) (FORMERLY MET INVESTORS SERIES
TRUST - MET/AIM CAPITAL APPRECIATION
 SUB-ACCOUNT (CLASS E))
01/01/2008 to 12/31/2008         15.232061           8.568904            2,287.4982
01/01/2009 to 05/01/2009          8.568904           8.134333                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.439815          10.519575        1,816,844.5984
01/01/2009 to 12/31/2009         10.519575          10.358072        1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286          945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289        1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061        1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997          734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058          676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185          735,108.1518
01/01/2016 to 12/31/2016          9.297185           9.141565          731,804.6032
01/01/2017 to 12/31/2017          9.141565           9.035909          551,568.9217
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B))
05/02/2016 to 12/31/2016         21.749126          22.078608           47,712.0703
01/01/2017 to 12/31/2017         22.078608          25.764862           47,118.5066
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B))
05/04/2009 to 12/31/2009         12.604707          15.412194           67,619.5000
01/01/2010 to 12/31/2010         15.412194          17.548973           62,413.3547
01/01/2011 to 12/31/2011         17.548973          16.396759           55,261.9462
01/01/2012 to 12/31/2012         16.396759          17.773798           51,422.9335
01/01/2013 to 12/31/2013         17.773798          23.167563           51,819.0742
01/01/2014 to 12/31/2014         23.167563          25.241683           49,647.7236
01/01/2015 to 12/31/2015         25.241683          24.729244           44,033.7749
01/01/2016 to 04/29/2016         24.729244          24.850964                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.329097           7.215915          206,888.9397
01/01/2009 to 05/01/2009          7.215915           7.125379                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.630624           8.699080        1,318,175.6319
01/01/2009 to 12/31/2009          8.699080          11.263222        1,224,577.7000
01/01/2010 to 12/31/2010         11.263222          12.369630        1,120,293.8513
01/01/2011 to 12/31/2011         12.369630          11.641659          987,619.3230
01/01/2012 to 12/31/2012         11.641659          12.885091          857,991.0856
01/01/2013 to 12/31/2013         12.885091          16.898436          754,758.6576
01/01/2014 to 12/31/2014         16.898436          18.330797          664,359.8467
01/01/2015 to 12/31/2015         18.330797          18.411859          591,855.9892
01/01/2016 to 12/31/2016         18.411859          19.376793          529,058.4030
01/01/2017 to 12/31/2017         19.376793          22.632977          483,913.2955
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.453089          13.682515           13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733           49,276.4636
01/01/2016 to 12/31/2016         13.359733          13.715825           71,093.4173
01/01/2017 to 12/31/2017         13.715825          14.405732           68,810.8373
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.036313          14.390080        5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661        4,900,397.5355
01/01/2016 to 12/31/2016         13.981661          14.568240        4,449,925.9778
01/01/2017 to 12/31/2017         14.568240          15.831892        3,902,999.5794
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.508762           8.968693        1,635,860.6121
01/01/2009 to 12/31/2009          8.968693          10.826616        2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861        3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574        3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462        2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466        2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                0.0000
--------------------------       ---------          ---------        --------------


                                  1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                      12.001131
01/01/2009 to 12/31/2009                                                                       8.672324
01/01/2010 to 12/31/2010                                                                      10.739578
01/01/2011 to 12/31/2011                                                                      11.855988
01/01/2012 to 12/31/2012                                                                      11.631326
01/01/2013 to 12/31/2013                                                                      12.838561
01/01/2014 to 04/25/2014                                                                      14.403353
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) (FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014                                                                      14.434587
01/01/2015 to 12/31/2015                                                                      14.910526
01/01/2016 to 12/31/2016                                                                      14.458852
01/01/2017 to 12/31/2017                                                                      15.209943
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC
GROWTH AND INCOME SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                      10.654766
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.332647
01/01/2009 to 12/31/2009                                                                       8.277530
01/01/2010 to 12/31/2010                                                                      10.433553
01/01/2011 to 12/31/2011                                                                      11.639689
01/01/2012 to 12/31/2012                                                                      11.237801
01/01/2013 to 12/31/2013                                                                      12.573811
01/01/2014 to 04/25/2014                                                                      14.747678
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B))
04/28/2014 to 12/31/2014                                                                      14.408551
01/01/2015 to 12/31/2015                                                                      14.969507
01/01/2016 to 12/31/2016                                                                      14.453064
01/01/2017 to 12/31/2017                                                                      15.350843
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC
CONSERVATIVE GROWTH SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                      10.845714
------------------------------------------------------------------------------------------    ---------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT
(CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.040775
01/01/2009 to 12/31/2009                                                                       7.953419
01/01/2010 to 12/31/2010                                                                      10.162676
01/01/2011 to 12/31/2011                                                                      11.527582
01/01/2012 to 12/31/2012                                                                      10.883780
01/01/2013 to 12/31/2013                                                                      12.368927
01/01/2014 to 04/25/2014                                                                      15.296509
------------------------------------------------------------------------------------------    ---------




                                                                                                               NUMBER OF
                                                                                             ACCUMULATION     ACCUMULATION
                                                                                            UNIT VALUE AT        UNITS
                                                                                                END OF       OUTSTANDING AT
                                                                                                PERIOD       END OF PERIOD
                                                                                           --------------- -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008                                                                       8.672324      4,853,593.9947
01/01/2009 to 12/31/2009                                                                      10.739578      5,717,505.2500
01/01/2010 to 12/31/2010                                                                      11.855988      5,193,032.7145
01/01/2011 to 12/31/2011                                                                      11.631326      4,847,688.4421
01/01/2012 to 12/31/2012                                                                      12.838561      4,531,143.4256
01/01/2013 to 12/31/2013                                                                      14.403353      3,999,718.6892
01/01/2014 to 04/25/2014                                                                      14.448906              0.0000
------------------------------------------------------------------------------------------    ---------      --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
(FORMERLY
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)))
04/28/2014 to 12/31/2014                                                                      14.910526     12,394,479.9853
01/01/2015 to 12/31/2015                                                                      14.458852     11,168,701.9613
01/01/2016 to 12/31/2016                                                                      15.209943     10,295,072.4353
01/01/2017 to 12/31/2017                                                                      17.140160      9,194,586.4537
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC GROWTH AND INCOME
SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                       7.308650              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       8.277530     17,988,455.9112
01/01/2009 to 12/31/2009                                                                      10.433553     17,343,593.7200
01/01/2010 to 12/31/2010                                                                      11.639689     16,601,085.3712
01/01/2011 to 12/31/2011                                                                      11.237801     15,303,664.1037
01/01/2012 to 12/31/2012                                                                      12.573811     14,405,559.8417
01/01/2013 to 12/31/2013                                                                      14.747678     13,359,110.2385
01/01/2014 to 04/25/2014                                                                      14.749798              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014                                                                      14.969507     11,007,746.8515
01/01/2015 to 12/31/2015                                                                      14.453064     10,102,971.7770
01/01/2016 to 12/31/2016                                                                      15.350843      9,239,131.0969
01/01/2017 to 12/31/2017                                                                      17.966920      8,330,152.7301
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT STRATEGIC CONSERVATIVE GROWTH
SUB-
 ACCOUNT (CLASS B))
01/01/2008 to 11/07/2008                                                                       6.899862              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) AND BEFORE
THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
11/10/2008 to 12/31/2008                                                                       7.953419     16,996,458.2720
01/01/2009 to 12/31/2009                                                                      10.162676     15,646,290.1200
01/01/2010 to 12/31/2010                                                                      11.527582     13,841,831.8488
01/01/2011 to 12/31/2011                                                                      10.883780     12,854,262.5677
01/01/2012 to 12/31/2012                                                                      12.368927     11,785,991.4468
01/01/2013 to 12/31/2013                                                                      15.296509     11,423,391.3074
01/01/2014 to 04/25/2014                                                                      15.215505              0.0000
------------------------------------------------------------------------------------------    ---------     ---------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.736327           7.936920        527,842.6455
01/01/2009 to 12/31/2009          7.936920          10.879438        487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387        441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536        391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480        770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249        688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273        687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121        575,660.4057
01/01/2016 to 12/31/2016         20.691121          20.295634        459,128.3347
01/01/2017 to 12/31/2017         20.295634          27.308289        396,442.2104
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.043168           5.332099        993,381.0298
01/01/2009 to 12/31/2009          5.332099           7.525685        905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054        803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451        686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.881820           6.272226         38,451.0476
01/01/2009 to 12/31/2009          6.272226           7.988471         36,107.3900
01/01/2010 to 12/31/2010          7.988471          10.305612         31,147.3644
01/01/2011 to 12/31/2011         10.305612          10.400009         23,857.7688
01/01/2012 to 12/31/2012         10.400009          11.326206         21,264.5951
01/01/2013 to 12/31/2013         11.326206          16.506159         19,732.4225
01/01/2014 to 12/31/2014         16.506159          16.363193         19,033.3494
01/01/2015 to 12/31/2015         16.363193          16.300641         16,938.5942
01/01/2016 to 12/31/2016         16.300641          16.977999         15,438.6363
01/01/2017 to 12/31/2017         16.977999          21.125620         15,541.2273
--------------------------       ---------          ---------        ------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.424435           8.273378        270,144.6858
01/01/2009 to 12/31/2009          8.273378          10.234088        290,907.4100
01/01/2010 to 12/31/2010         10.234088          11.510447        246,176.4788
01/01/2011 to 12/31/2011         11.510447          11.492700        244,933.6841
01/01/2012 to 12/31/2012         11.492700          13.030657        238,255.2995
01/01/2013 to 12/31/2013         13.030657          16.858533        221,661.6539
01/01/2014 to 12/31/2014         16.858533          18.730418        197,774.5182
01/01/2015 to 12/31/2015         18.730418          18.568010        175,086.0369
01/01/2016 to 12/31/2016         18.568010          20.316679        172,426.4139
01/01/2017 to 12/31/2017         20.316679          24.197045        180,015.7744
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY BLACKROCK STRATEGIC VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.654931          11.860654          5,319.2526
01/01/2009 to 12/31/2009         11.860654          13.144101          5,373.3100
01/01/2010 to 12/31/2010         13.144101          15.664925          5,332.7165
01/01/2011 to 12/31/2011         15.664925          16.233312          3,813.7350
01/01/2012 to 12/31/2012         16.233312          17.497134          4,843.2606
01/01/2013 to 12/31/2013         17.497134          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
01/01/2016 to 12/31/2016         22.926111          26.659045         99,726.2378
01/01/2017 to 12/31/2017         26.659045          30.240358         92,980.0361
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.297171           9.269262        172,029.0776
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         14.661070           8.351138        155,208.2045
01/01/2009 to 12/31/2009          8.351138          11.732152        138,554.2100
01/01/2010 to 12/31/2010         11.732152          13.452354        145,468.9307
01/01/2011 to 12/31/2011         13.452354          13.036443        122,075.6401
01/01/2012 to 12/31/2012         13.036443          15.193594        110,026.6603
01/01/2013 to 12/31/2013         15.193594          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
01/01/2016 to 12/31/2016         24.024065          23.956932        135,689.4469
01/01/2017 to 12/31/2017         23.956932          31.408174        134,462.1864
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         15.560513           9.750963            151.3195
01/01/2009 to 12/31/2009          9.750963          13.308948             73.8000
01/01/2010 to 12/31/2010         13.308948          17.633597             67.6507
01/01/2011 to 12/31/2011         17.633597          17.626057              0.0000
01/01/2012 to 12/31/2012         17.626057          20.110006              0.0000
01/01/2013 to 12/31/2013         20.110006          28.551894              0.0000
01/01/2014 to 12/31/2014         28.551894          29.979091              0.0000
01/01/2015 to 12/31/2015         29.979091          30.241630              0.0000
01/01/2016 to 12/31/2016         30.241630          33.189733              0.0000
01/01/2017 to 12/31/2017         33.189733          40.059628              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.231368           9.525987         29,404.3293
01/01/2009 to 12/31/2009          9.525987          12.970768         27,287.3700
01/01/2010 to 12/31/2010         12.970768          17.155450         19,354.8764
01/01/2011 to 12/31/2011         17.155450          17.093865         19,290.9924
01/01/2012 to 12/31/2012         17.093865          19.458084         18,501.6996
01/01/2013 to 12/31/2013         19.458084          27.552818         16,828.0540
01/01/2014 to 12/31/2014         27.552818          28.859903         17,090.6603
01/01/2015 to 12/31/2015         28.859903          29.043406         15,123.7297
01/01/2016 to 12/31/2016         29.043406          31.800773         13,763.9845
01/01/2017 to 12/31/2017         31.800773          38.273838         16,671.2788
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         28.967472          29.995397          3,035.3620
01/01/2017 to 12/31/2017         29.995397          31.885613          3,064.0951
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         18.866890          15.120018          4,684.3309
01/01/2009 to 12/31/2009         15.120018          20.363337          2,604.0200
01/01/2010 to 12/31/2010         20.363337          22.635640          2,265.2094
01/01/2011 to 12/31/2011         22.635640          23.305744          1,205.0008
01/01/2012 to 12/31/2012         23.305744          25.907494            988.5328
01/01/2013 to 12/31/2013         25.907494          27.523853          1,077.6955
01/01/2014 to 12/31/2014         27.523853          28.417062          1,104.7136
01/01/2015 to 12/31/2015         28.417062          27.386840          1,102.0658
01/01/2016 to 04/29/2016         27.386840          28.194811              0.0000
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.060276          16.702254         14,289.2433
01/01/2009 to 12/31/2009         16.702254          21.636289         12,885.0700
01/01/2010 to 12/31/2010         21.636289          23.897233         11,853.1904
01/01/2011 to 12/31/2011         23.897233          24.841662         11,559.5784
01/01/2012 to 12/31/2012         24.841662          27.151441         10,794.1947
01/01/2013 to 12/31/2013         27.151441          26.887583          9,960.6024
01/01/2014 to 12/31/2014         26.887583          27.804687          9,632.5113
01/01/2015 to 12/31/2015         27.804687          26.762302         28,828.8239
01/01/2016 to 12/31/2016         26.762302          28.467128        286,938.2632
01/01/2017 to 12/31/2017         28.467128          30.178689        272,306.2629
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.919602          15.124411        584,225.4541
01/01/2009 to 12/31/2009         15.124411          20.317210        519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192        465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254        405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361        378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186        345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247        323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264        283,568.6505
01/01/2016 to 04/29/2016         26.914264          27.695839              0.0000
--------------------------       ---------          ---------        ------------

DEUTSCHE VARIABLE SERIES II
DEUTSCHE GOVERNMENT & AGENCY SECURITIES VIP SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         14.219370          14.654247          3,452.8266
01/01/2009 to 12/31/2009         14.654247          15.555545          3,161.0800
01/01/2010 to 12/31/2010         15.555545          16.288569          3,244.6122
01/01/2011 to 12/31/2011         16.288569          17.193088          1,960.5250
01/01/2012 to 12/31/2012         17.193088          17.378647          1,259.2567
01/01/2013 to 12/31/2013         17.378647          16.549114          1,229.6985
01/01/2014 to 12/31/2014         16.549114          17.114361          1,178.6779
01/01/2015 to 12/31/2015         17.114361          16.804901          1,100.5955
01/01/2016 to 12/31/2016         16.804901          16.695129            352.3148
01/01/2017 to 12/31/2017         16.695129          16.672267            363.0596
--------------------------       ---------          ---------        ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2008 to 12/31/2008         15.323839           8.606224         40,913.3101
01/01/2009 to 12/31/2009          8.606224          10.978662         43,905.1300
01/01/2010 to 12/31/2010         10.978662          12.391475         28,776.1175
01/01/2011 to 12/31/2011         12.391475          12.250561         31,785.5840
01/01/2012 to 12/31/2012         12.250561          14.082833         26,454.0811
01/01/2013 to 12/31/2013         14.082833          17.680725         26,695.9091
01/01/2014 to 12/31/2014         17.680725          18.837817         25,936.4280
01/01/2015 to 12/31/2015         18.837817          17.717550         22,896.0529
01/01/2016 to 12/31/2016         17.717550          20.483182         22,165.1649
01/01/2017 to 12/31/2017         20.483182          22.663907         20,745.1239
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         15.734037           9.212835        100,088.1869
01/01/2009 to 12/31/2009          9.212835          12.400287         90,000.6700
01/01/2010 to 12/31/2010         12.400287          13.203110         82,070.5314
01/01/2011 to 12/31/2011         13.203110          11.588810         69,009.1728
01/01/2012 to 12/31/2012         11.588810          13.456152         69,092.6107
01/01/2013 to 12/31/2013         13.456152          16.252062         61,196.2545
01/01/2014 to 12/31/2014         16.252062          14.185172         60,774.8863
01/01/2015 to 12/31/2015         14.185172          13.027468         61,633.6296
01/01/2016 to 12/31/2016         13.027468          13.713140         55,989.5545
01/01/2017 to 12/31/2017         13.713140          15.717660         52,276.9175
--------------------------       ---------          ---------        ------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         13.941628          10.473103         30,740.5388
01/01/2009 to 12/31/2009         10.473103          14.428137         26,794.0700
01/01/2010 to 12/31/2010         14.428137          16.220596         23,959.1280
01/01/2011 to 12/31/2011         16.220596          16.463990         20,947.3074
01/01/2012 to 12/31/2012         16.463990          18.480624         27,846.9283
01/01/2013 to 12/31/2013         18.480624          19.191818         18,580.1384
01/01/2014 to 12/31/2014         19.191818          19.478994         14,749.1943
01/01/2015 to 12/31/2015         19.478994          18.816902         16,916.4702
01/01/2016 to 12/31/2016         18.816902          20.781468         14,019.2866
01/01/2017 to 12/31/2017         20.781468          21.760586         14,112.7120
--------------------------       ---------          ---------        ------------

PIMCO LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         12.780874          12.499825        110,824.8541
01/01/2009 to 12/31/2009         12.499825          13.912225        105,908.8100
01/01/2010 to 12/31/2010         13.912225          14.386725        109,191.0070
01/01/2011 to 12/31/2011         14.386725          14.287350         93,933.7013
01/01/2012 to 12/31/2012         14.287350          14.852260         91,471.6493
01/01/2013 to 12/31/2013         14.852260          14.567572         95,074.3214
01/01/2014 to 12/31/2014         14.567572          14.429504         93,757.5009
01/01/2015 to 12/31/2015         14.429504          14.216560        112,096.7285
01/01/2016 to 12/31/2016         14.216560          14.159143        170,946.3323
01/01/2017 to 12/31/2017         14.159143          14.094639        165,076.0700
--------------------------       ---------          ---------        ------------

PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
01/01/2008 to 12/31/2008         10.629051           5.988695          3,910.3153
01/01/2009 to 07/17/2009          5.988695           5.944169              0.0000
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB)
09/27/2010 to 12/31/2010         11.016462          12.465835            572.6625
01/01/2011 to 12/31/2011         12.465835          11.621520         10,711.6126
01/01/2012 to 12/31/2012         11.621520          13.326010          5,297.3511
01/01/2013 to 12/31/2013         13.326010          17.857793          1,308.7319
01/01/2014 to 12/31/2014         17.857793          19.905215          1,912.8135
01/01/2015 to 12/31/2015         19.905215          19.493444          1,899.4041
01/01/2016 to 12/31/2016         19.493444          20.636971            806.4096
01/01/2017 to 12/31/2017         20.636971          26.193479            780.7698
--------------------------       ---------          ---------        ------------

PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT (CLASS IB) (FORMERLY PUTNAM VT VISTA SUB-ACCOUNT
(CLASS IB))
01/01/2008 to 12/31/2008         13.291656           7.108215          3,547.7018
01/01/2009 to 12/31/2009          7.108215           9.686538          3,402.3300
01/01/2010 to 09/24/2010          9.686538          11.054229              0.0000

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2017. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND EXAMPLES--Separate Account Annual Expenses" for more information. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2008 to 12/31/2008      20.559009          12.089678            39,057.5895
01/01/2009 to 12/31/2009      12.089678          16.123098            29,914.2300
01/01/2010 to 12/31/2010      16.123098          17.944243            25,658.5638
01/01/2011 to 12/31/2011      17.944243          16.502309            20,197.6082
01/01/2012 to 12/31/2012      16.502309          18.799138            17,539.3485
01/01/2013 to 12/31/2013      18.799138          22.062525            10,966.3777
01/01/2014 to 12/31/2014      22.062525          21.827884            10,159.2298
01/01/2015 to 12/31/2015      21.827884          21.020002             9,407.8850
01/01/2016 to 12/31/2016      21.020002          20.634156             8,135.6786
01/01/2017 to 12/31/2017      20.634156          25.028705             7,518.5848
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008      29.327190          17.816451            42,840.2070
01/01/2009 to 12/31/2009      17.816451          25.001149            42,063.4800
01/01/2010 to 12/31/2010      25.001149          27.549595            43,756.5613
01/01/2011 to 12/31/2011      27.549595          24.753205            37,263.4254
01/01/2012 to 12/31/2012      24.753205          29.914327            35,085.2840
01/01/2013 to 12/31/2013      29.914327          38.105586            29,987.7879
01/01/2014 to 12/31/2014      38.105586          38.445013            23,180.4141
01/01/2015 to 12/31/2015      38.445013          40.540352            21,209.8108
01/01/2016 to 12/31/2016      40.540352          40.225018            19,612.7787
01/01/2017 to 12/31/2017      40.225018          52.150928            18,893.2169
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008      31.991996          16.195181             2,636.0768
01/01/2009 to 12/31/2009      16.195181          25.759215             7,106.8100
01/01/2010 to 12/31/2010      25.759215          31.094880             7,742.4220
01/01/2011 to 12/31/2011      31.094880          24.792918             8,354.7054
01/01/2012 to 12/31/2012      24.792918          28.890418             8,567.9413
01/01/2013 to 12/31/2013      28.890418          36.545260             7,199.7767
01/01/2014 to 12/31/2014      36.545260          36.802126             7,211.0985
01/01/2015 to 12/31/2015      36.802126          36.386897             7,152.6852
01/01/2016 to 12/31/2016      36.386897          36.633934             6,926.1788
01/01/2017 to 12/31/2017      36.633934          45.480759             6,202.0305
--------------------------    ---------          ---------            -----------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         168.747676          97.573231         2,637.5240
01/01/2009 to 12/31/2009          97.573231         134.137714         6,155.7400
01/01/2010 to 12/31/2010         134.137714         156.984055         8,384.3304
01/01/2011 to 12/31/2011         156.984055         148.185068         7,102.3029
01/01/2012 to 12/31/2012         148.185068         172.256160         6,913.7774
01/01/2013 to 12/31/2013         172.256160         220.994344         6,909.3133
01/01/2014 to 12/31/2014         220.994344         236.465020         4,826.0248
01/01/2015 to 12/31/2015         236.465020         249.169117         4,237.3180
01/01/2016 to 12/31/2016         249.169117         269.017172         3,909.5353
01/01/2017 to 12/31/2017         269.017172         340.343757         3,290.7788
--------------------------       ----------         ----------         ----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.219284          10.568199         9,872.4945
01/01/2013 to 12/31/2013          10.568199          11.582847        19,659.1276
01/01/2014 to 12/31/2014          11.582847          12.261112        15,462.5411
01/01/2015 to 12/31/2015          12.261112          12.160685        14,536.0810
01/01/2016 to 12/31/2016          12.160685          12.422836        42,967.8487
01/01/2017 to 12/31/2017          12.422836          13.918914        41,055.5058
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996850           1.040408             0.0000
01/01/2015 to 12/31/2015           1.040408           1.015852             0.0000
01/01/2016 to 12/31/2016           1.015852           1.021713             0.0000
01/01/2017 to 12/31/2017           1.021713           1.163597             0.0000
--------------------------       ----------         ----------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.153421          11.560958        78,687.2378
01/01/2013 to 12/31/2013          11.560958          11.013615        64,229.5813
01/01/2014 to 12/31/2014          11.013615          11.294663        54,908.8288
01/01/2015 to 12/31/2015          11.294663          10.071399        80,579.4510
01/01/2016 to 12/31/2016          10.071399          10.821342        75,737.7857
01/01/2017 to 12/31/2017          10.821342          11.717341        72,262.8204
--------------------------       ----------         ----------        -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012           9.974236          10.297225        65,814.7992
01/01/2013 to 12/31/2013          10.297225          11.200807        84,971.8824
01/01/2014 to 12/31/2014          11.200807          11.698501        83,056.3491
01/01/2015 to 12/31/2015          11.698501          11.523323        71,338.4715
01/01/2016 to 12/31/2016          11.523323          11.866670        61,802.6802
01/01/2017 to 12/31/2017          11.866670          13.259498        54,722.5300
--------------------------       ----------         ----------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          14.423572          18.188601         5,115.8100
01/01/2010 to 12/31/2010          18.188601          20.764713         5,191.6772
01/01/2011 to 12/31/2011          20.764713          20.956683        11,424.5807
01/01/2012 to 12/31/2012          20.956683          24.082343        14,688.6481
01/01/2013 to 12/31/2013          24.082343          25.963982        22,954.9073
01/01/2014 to 12/31/2014          25.963982          26.446703        21,964.1523
01/01/2015 to 12/31/2015          26.446703          25.023573        21,442.2809
01/01/2016 to 12/31/2016          25.023573          28.124895        20,586.6809
01/01/2017 to 12/31/2017          28.124895          29.887042        20,662.6156
--------------------------       ----------         ----------        -----------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.231586           7.722094        3,840,682.0826
01/01/2009 to 12/31/2009          7.722094          10.100668        3,504,983.5700
01/01/2010 to 12/31/2010         10.100668          11.603880        3,319,453.8282
01/01/2011 to 12/31/2011         11.603880          10.781962        2,974,570.0289
01/01/2012 to 12/31/2012         10.781962          12.411214        2,863,186.0500
01/01/2013 to 12/31/2013         12.411214          15.849987        3,012,187.3011
01/01/2014 to 12/31/2014         15.849987          16.424966        2,359,252.8177
01/01/2015 to 12/31/2015         16.424966          15.871355        2,144,347.8966
01/01/2016 to 12/31/2016         15.871355          17.055870        1,850,596.3118
01/01/2017 to 12/31/2017         17.055870          20.676841        1,522,734.4383
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012         10.001185          10.465180           29,368.5301
01/01/2013 to 12/31/2013         10.465180          11.801777          195,730.6705
01/01/2014 to 12/31/2014         11.801777          12.760543          214,957.1040
01/01/2015 to 12/31/2015         12.760543          12.068797          190,703.8577
01/01/2016 to 12/31/2016         12.068797          12.896529          192,698.7753
01/01/2017 to 12/31/2017         12.896529          15.049220          175,704.2086
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.493454           6.189533        1,102,739.6876
01/01/2009 to 12/31/2009          6.189533          10.311678        1,018,045.0200
01/01/2010 to 12/31/2010         10.311678          12.573888          892,372.3645
01/01/2011 to 12/31/2011         12.573888          10.080204          807,068.1927
01/01/2012 to 12/31/2012         10.080204          11.817517          771,317.6702
01/01/2013 to 12/31/2013         11.817517          11.072761          751,255.9339
01/01/2014 to 12/31/2014         11.072761          10.206795          746,162.6117
01/01/2015 to 12/31/2015         10.206795           8.674616          746,443.0346
01/01/2016 to 12/31/2016          8.674616           9.537906          681,273.6433
01/01/2017 to 12/31/2017          9.537906          12.070122          613,253.4515
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.988083           9.767007           22,478.3298
01/01/2012 to 12/31/2012          9.767007          10.054067           37,926.1028
01/01/2013 to 12/31/2013         10.054067          10.029369           31,351.5397
01/01/2014 to 12/31/2014         10.029369           9.994549           48,996.3299
01/01/2015 to 12/31/2015          9.994549           9.794250           71,969.4221
01/01/2016 to 12/31/2016          9.794250           9.960714           67,259.4787
01/01/2017 to 12/31/2017          9.960714           9.953412           73,328.1346
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.788310          12.200953                0.0000
01/01/2011 to 12/31/2011         12.200953          11.991877                0.0000
01/01/2012 to 12/31/2012         11.991877          13.513736                0.0000
01/01/2013 to 12/31/2013         13.513736          13.464108                0.0000
01/01/2014 to 12/31/2014         13.464108          13.428355                0.0000
01/01/2015 to 12/31/2015         13.428355          12.690835                0.0000
01/01/2016 to 12/31/2016         12.690835          12.623854                0.0000
01/01/2017 to 12/31/2017         12.623854          12.466241                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY MET/WELLINGTON
LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          7.081403           8.476756            1,213.6500
01/01/2010 to 12/31/2010          8.476756           9.392538            2,752.8959
01/01/2011 to 12/31/2011          9.392538           9.278453            1,076.5609
01/01/2012 to 12/31/2012          9.278453          10.367592            1,582.8394
01/01/2013 to 12/31/2013         10.367592          13.717390            7,828.0789
01/01/2014 to 12/31/2014         13.717390          15.341207            4,873.7284
01/01/2015 to 12/31/2015         15.341207          15.795138            4,869.3354
01/01/2016 to 12/31/2016         15.795138          16.851336            6,132.7770
01/01/2017 to 12/31/2017         16.851336          20.247412            3,156.7270
--------------------------       ---------          ---------            ----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.145432           9.375546          898,902.5035
01/01/2009 to 12/31/2009          9.375546          12.456502          850,762.0600
01/01/2010 to 12/31/2010         12.456502          14.261852          725,773.5792
01/01/2011 to 12/31/2011         14.261852          13.278301          627,471.1486
01/01/2012 to 12/31/2012         13.278301          16.495575          566,014.5596
01/01/2013 to 12/31/2013         16.495575          16.842986          516,133.9085
01/01/2014 to 12/31/2014         16.842986          18.812389          476,973.5960
01/01/2015 to 12/31/2015         18.812389          18.290851          430,967.1818
01/01/2016 to 12/31/2016         18.290851          18.194191          390,621.5516
01/01/2017 to 12/31/2017         18.194191          19.869840          362,262.7213
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.487126           7.692749        3,247,343.5164
01/01/2012 to 12/31/2012          7.692749           8.989117        2,874,047.2420
01/01/2013 to 12/31/2013          8.989117          12.906402        2,340,718.2792
01/01/2014 to 12/31/2014         12.906402          15.131470        2,154,270.2554
01/01/2015 to 12/31/2015         15.131470          14.318818        1,936,931.5390
01/01/2016 to 12/31/2016         14.318818          14.498235        1,629,901.0051
01/01/2017 to 12/31/2017         14.498235          16.929097        1,378,123.0248
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.361388           4.636803        1,882,751.0198
01/01/2009 to 12/31/2009          4.636803           6.308458        1,900,175.9400
01/01/2010 to 12/31/2010          6.308458           6.677074        1,705,574.4558
01/01/2011 to 04/29/2011          6.677074           7.099800                0.0000
--------------------------       ---------          ---------        --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010713           1.047990          861,995.8827
01/01/2013 to 12/31/2013          1.047990           1.052652        1,479,332.1236
01/01/2014 to 12/31/2014          1.052652           1.095947        1,111,795.1038
01/01/2015 to 12/31/2015          1.095947           1.035267        1,017,535.9507
01/01/2016 to 12/31/2016          1.035267           1.140487          691,093.1675
01/01/2017 to 12/31/2017          1.140487           1.237145          709,925.3745
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.526833           7.284283          479,137.1863
01/01/2009 to 12/31/2009          7.284283           9.091671          470,628.1100
01/01/2010 to 12/31/2010          9.091671          10.297003          429,712.7986
01/01/2011 to 12/31/2011         10.297003          10.003552          372,244.5892
01/01/2012 to 12/31/2012         10.003552          11.682023          331,441.2073
01/01/2013 to 12/31/2013         11.682023          15.596276          312,727.9147
01/01/2014 to 12/31/2014         15.596276          16.811629          289,063.5138
01/01/2015 to 12/31/2015         16.811629          15.588040          270,307.7552
01/01/2016 to 12/31/2016         15.588040          18.030259          253,254.6920
01/01/2017 to 12/31/2017         18.030259          20.984404          226,084.8452
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012767           1.050036           46,916.3142
01/01/2013 to 12/31/2013          1.050036           1.149200          123,147.5952
01/01/2014 to 12/31/2014          1.149200           1.212274          147,803.8773
01/01/2015 to 12/31/2015          1.212274           1.206111          420,917.6996
01/01/2016 to 12/31/2016          1.206111           1.223869          586,679.7317
01/01/2017 to 12/31/2017          1.223869           1.407936          582,180.6374
--------------------------        --------           --------          ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.277076           9.843513            1,377.2908
01/01/2009 to 12/31/2009          9.843513          12.499594            5,064.7600
01/01/2010 to 12/31/2010         12.499594          14.698521            7,082.1213
01/01/2011 to 12/31/2011         14.698521          12.992729            5,391.8162
01/01/2012 to 12/31/2012         12.992729          14.778850            6,154.1433
01/01/2013 to 12/31/2013         14.778850          19.368355            4,611.5104
01/01/2014 to 12/31/2014         19.368355          19.933964            4,439.2310
01/01/2015 to 12/31/2015         19.933964          18.195678            4,791.8646
01/01/2016 to 12/31/2016         18.195678          23.416604            4,867.1295
01/01/2017 to 12/31/2017         23.416604          23.856820            4,997.8581
--------------------------       ---------          ---------          ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079734           1.129006           35,509.6706
01/01/2014 to 12/31/2014          1.129006           1.216413           76,593.6832
01/01/2015 to 12/31/2015          1.216413           1.184966          563,022.2692
01/01/2016 to 12/31/2016          1.184966           1.219455          599,886.5937
01/01/2017 to 12/31/2017          1.219455           1.389464          453,492.2798
--------------------------       ---------          ---------          ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.934775          10.197634        1,899,633.7142
01/01/2009 to 12/31/2009         10.197634          13.236719        1,720,344.5400
01/01/2010 to 12/31/2010         13.236719          14.548673        1,551,526.9124
01/01/2011 to 12/31/2011         14.548673          12.816060        1,361,315.7117
01/01/2012 to 12/31/2012         12.816060          14.755778        1,230,657.8745
01/01/2013 to 12/31/2013         14.755778          17.355494        1,085,369.2547
01/01/2014 to 12/31/2014         17.355494          15.924843        1,015,645.7276
01/01/2015 to 12/31/2015         15.924843          15.424892          981,709.0798
01/01/2016 to 12/31/2016         15.424892          15.077303          930,377.8329
01/01/2017 to 12/31/2017         15.077303          19.054417          814,690.8818
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.088605           6.872158          820,745.1277
01/01/2009 to 12/31/2009          6.872158          10.657745          735,115.9400
01/01/2010 to 12/31/2010         10.657745          13.881861          635,207.3291
01/01/2011 to 12/31/2011         13.881861          12.741688          528,116.2523
01/01/2012 to 12/31/2012         12.741688          13.729784          479,524.0023
01/01/2013 to 12/31/2013         13.729784          18.822369          417,637.0411
01/01/2014 to 12/31/2014         18.822369          18.748923          364,092.6956
01/01/2015 to 12/31/2015         18.748923          17.559642          324,120.8057
01/01/2016 to 12/31/2016         17.559642          15.850571          293,983.6890
01/01/2017 to 12/31/2017         15.850571          21.869483          246,238.9230
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.226655          11.855415           45,162.6395
01/01/2009 to 12/31/2009         11.855415          16.343625           41,975.9500
01/01/2010 to 12/31/2010         16.343625          18.683400           40,065.1329
01/01/2011 to 12/31/2011         18.683400          16.875548           28,798.6598
01/01/2012 to 12/31/2012         16.875548          20.163307           25,662.9198
01/01/2013 to 12/31/2013         20.163307          25.273996           53,220.8822
01/01/2014 to 12/31/2014         25.273996          25.456537           47,589.7111
01/01/2015 to 12/31/2015         25.456537          26.090558           41,365.9972
01/01/2016 to 12/31/2016         26.090558          25.787270           38,108.0506
01/01/2017 to 12/31/2017         25.787270          34.771344           33,142.6261
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         20.189157          11.481842           70,704.2828
01/01/2009 to 12/31/2009         11.481842          14.843788           57,382.9500
01/01/2010 to 12/31/2010         14.843788          15.719856           51,837.0673
01/01/2011 to 04/29/2011         15.719856          17.538619                0.0000
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998466           6.569280            7,784.9071
01/01/2009 to 12/31/2009          6.569280           8.591113           18,647.4400
01/01/2010 to 12/31/2010          8.591113           9.120547           13,964.0239
01/01/2011 to 12/31/2011          9.120547           8.373692           90,429.4051
01/01/2012 to 12/31/2012          8.373692          10.090892           77,112.3056
01/01/2013 to 04/26/2013         10.090892          10.727673                0.0000
--------------------------       ---------          ---------           -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999808           1.035588                0.0000
01/01/2015 to 12/31/2015          1.035588           0.965260                0.0000
01/01/2016 to 12/31/2016          0.965260           1.057716          161,665.1238
01/01/2017 to 12/31/2017          1.057716           1.174452          198,064.9082
--------------------------       ---------          ---------          ------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.720714          12.964097          136,722.3700
01/01/2010 to 12/31/2010         12.964097          13.776063          139,449.1644
01/01/2011 to 12/31/2011         13.776063          15.098543          122,946.6354
01/01/2012 to 12/31/2012         15.098543          16.247044          120,984.2065
01/01/2013 to 12/31/2013         16.247044          14.535178           98,564.5589
01/01/2014 to 12/31/2014         14.535178          14.747780           85,945.4712
01/01/2015 to 12/31/2015         14.747780          14.090470           84,798.5512
01/01/2016 to 12/31/2016         14.090470          14.587073           78,467.6018
01/01/2017 to 12/31/2017         14.587073          14.883649           75,461.5505
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.326509          13.194597        4,115,797.8116
01/01/2009 to 12/31/2009         13.194597          15.356937        3,882,929.9700
01/01/2010 to 12/31/2010         15.356937          16.380770        3,609,585.9066
01/01/2011 to 12/31/2011         16.380770          16.665641        3,158,874.8786
01/01/2012 to 12/31/2012         16.665641          17.956240        2,879,622.0633
01/01/2013 to 12/31/2013         17.956240          17.367454        2,575,386.1671
01/01/2014 to 12/31/2014         17.367454          17.843899        2,352,106.1902
01/01/2015 to 12/31/2015         17.843899          17.596714        2,091,422.7245
01/01/2016 to 12/31/2016         17.596714          17.804916        1,863,730.3217
01/01/2017 to 12/31/2017         17.804916          18.348274        1,697,611.6436
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.772567           10.939129         8,532.0028
01/01/2013 to 12/31/2013         10.939129           10.299529        18,707.4898
01/01/2014 to 12/31/2014         10.299529           10.923814           786.2353
01/01/2015 to 12/31/2015         10.923814           10.818275           779.3887
01/01/2016 to 12/31/2016         10.818275           10.808400         5,392.3147
01/01/2017 to 12/31/2017         10.808400           10.935649         5,404.4323
--------------------------       ---------           ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.216095           10.753200           661.2216
01/01/2014 to 12/31/2014         10.753200           11.519972         2,538.2963
01/01/2015 to 12/31/2015         11.519972           11.217665        42,426.9867
01/01/2016 to 12/31/2016         11.217665           11.566774        38,827.1125
01/01/2017 to 12/31/2017         11.566774           13.285217        37,564.0353
--------------------------       ---------           ---------        -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010746            1.068149       116,613.3500
01/01/2013 to 12/31/2013          1.068149            1.159797       125,181.9119
01/01/2014 to 12/31/2014          1.159797            1.232184       119,672.2938
01/01/2015 to 12/31/2015          1.232184            1.204372        69,611.7899
01/01/2016 to 12/31/2016          1.204372            1.254766        62,512.3876
01/01/2017 to 12/31/2017          1.254766            1.414262        44,052.0901
--------------------------       ---------           ---------       ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.805560           10.555519       568,420.8200
01/01/2010 to 12/31/2010         10.555519           11.682751       500,424.4526
01/01/2011 to 12/31/2011         11.682751           11.642906       509,016.8278
01/01/2012 to 12/31/2012         11.642906           12.954905       449,789.1324
01/01/2013 to 12/31/2013         12.954905           14.426778       424,001.1963
01/01/2014 to 12/31/2014         14.426778           15.053018       397,288.0803
01/01/2015 to 12/31/2015         15.053018           14.552333       368,305.1133
01/01/2016 to 12/31/2016         14.552333           15.180036       338,056.7881
01/01/2017 to 12/31/2017         15.180036           17.343698       293,723.4984
--------------------------       ---------           ---------       ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.105854           10.003688       337,070.0300
01/01/2010 to 12/31/2010         10.003688           11.260907       415,301.1672
01/01/2011 to 12/31/2011         11.260907           10.868245       404,144.2941
01/01/2012 to 12/31/2012         10.868245           12.327324       375,677.3665
01/01/2013 to 12/31/2013         12.327324           14.352831       386,753.4539
01/01/2014 to 12/31/2014         14.352831           14.914593       301,255.3357
01/01/2015 to 12/31/2015         14.914593           14.367352       293,187.3427
01/01/2016 to 12/31/2016         14.367352           15.142268       254,131.3815
01/01/2017 to 12/31/2017         15.142268           17.864493       245,140.5883
--------------------------       ---------           ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         58.790098           36.989355       408,615.4821
01/01/2009 to 12/31/2009         36.989355           43.286415       373,523.2900
01/01/2010 to 12/31/2010         43.286415           50.081055       334,645.6953
01/01/2011 to 12/31/2011         50.081055           47.525399       290,480.7679
01/01/2012 to 12/31/2012         47.525399           55.423980       249,711.0096
01/01/2013 to 12/31/2013         55.423980           73.285175       210,015.6826
01/01/2014 to 12/31/2014         73.285175           82.069803       180,558.8692
01/01/2015 to 12/31/2015         82.069803           78.248028       164,487.8921
01/01/2016 to 12/31/2016         78.248028           89.663082       142,463.5448
01/01/2017 to 12/31/2017         89.663082          103.689213       120,019.5451
--------------------------       ---------          ----------       ------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.963907          36.390485        1,902,966.3943
01/01/2009 to 12/31/2009         36.390485          42.484860        1,677,205.1000
01/01/2010 to 12/31/2010         42.484860          49.024477        1,488,563.8264
01/01/2011 to 12/31/2011         49.024477          46.405570        1,307,682.1382
01/01/2012 to 12/31/2012         46.405570          53.983597        1,147,503.7026
01/01/2013 to 12/31/2013         53.983597          71.213135          975,167.2712
01/01/2014 to 12/31/2014         71.213135          79.549130          855,158.8242
01/01/2015 to 12/31/2015         79.549130          75.630276          760,709.6912
01/01/2016 to 12/31/2016         75.630276          86.469568          679,304.7708
01/01/2017 to 12/31/2017         86.469568          99.722788          606,227.1108
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.559101           8.196072           68,269.2161
01/01/2009 to 12/31/2009          8.196072          10.491570           65,403.4300
01/01/2010 to 04/30/2010         10.491570          11.209019                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.767155           5.802712        1,368,774.0508
01/01/2009 to 12/31/2009          5.802712           8.323983        1,271,141.6700
01/01/2010 to 12/31/2010          8.323983          10.480662        1,096,246.7216
01/01/2011 to 12/31/2011         10.480662          10.164966          936,112.4789
01/01/2012 to 12/31/2012         10.164966          11.394364          867,641.7793
01/01/2013 to 12/31/2013         11.394364          15.345991          784,285.7231
01/01/2014 to 12/31/2014         15.345991          17.065785          696,587.9359
01/01/2015 to 12/31/2015         17.065785          17.951590          615,808.6510
01/01/2016 to 12/31/2016         17.951590          18.802330          631,461.9930
01/01/2017 to 12/31/2017         18.802330          23.129500          602,428.0176
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         27.732058          16.742026        1,991,599.9433
01/01/2009 to 12/31/2009         16.742026          20.889916        1,789,583.2400
01/01/2010 to 12/31/2010         20.889916          25.858287        1,544,524.0034
01/01/2011 to 12/31/2011         25.858287          24.556513        1,324,837.8687
01/01/2012 to 12/31/2012         24.556513          27.772107        1,184,827.2736
01/01/2013 to 12/31/2013         27.772107          35.685485        1,010,159.8372
01/01/2014 to 12/31/2014         35.685485          38.582772          890,433.1187
01/01/2015 to 12/31/2015         38.582772          34.629296          797,379.7505
01/01/2016 to 12/31/2016         34.629296          39.442229          735,351.4305
01/01/2017 to 12/31/2017         39.442229          42.580706          647,794.9737
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.181830          11.645978          233,944.9914
01/01/2009 to 12/31/2009         11.645978          13.997455          245,727.7800
01/01/2010 to 12/31/2010         13.997455          14.749953          236,344.4745
01/01/2011 to 12/31/2011         14.749953          11.616925          214,734.2561
01/01/2012 to 12/31/2012         11.616925          13.673094          207,647.2451
01/01/2013 to 12/31/2013         13.673094          15.524057          183,997.9197
01/01/2014 to 12/31/2014         15.524057          14.796430          173,039.0410
01/01/2015 to 12/31/2015         14.796430          14.274091          163,446.2368
01/01/2016 to 12/31/2016         14.274091          14.786568          145,984.5237
01/01/2017 to 12/31/2017         14.786568          19.669068          135,136.9667
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         48.511491          46.082096           67,919.6938
01/01/2009 to 12/31/2009         46.082096          49.614569           66,289.4300
01/01/2010 to 12/31/2010         49.614569          52.872659           64,680.4054
01/01/2011 to 12/31/2011         52.872659          55.426490           57,357.3936
01/01/2012 to 12/31/2012         55.426490          58.631517           60,291.0528
01/01/2013 to 12/31/2013         58.631517          57.233781           46,733.6523
01/01/2014 to 12/31/2014         57.233781          60.281435           41,236.9592
01/01/2015 to 12/31/2015         60.281435          59.645923           39,006.6099
01/01/2016 to 12/31/2016         59.645923          60.502059           56,055.7729
01/01/2017 to 12/31/2017         60.502059          61.959398           43,411.7423
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.006542          11.357631          158,964.4200
01/01/2010 to 12/31/2010         11.357631          13.419616          160,666.6038
01/01/2011 to 12/31/2011         13.419616          12.049544          135,978.0988
01/01/2012 to 12/31/2012         12.049544          13.588812          118,749.6096
01/01/2013 to 12/31/2013         13.588812          17.985305          103,372.0092
01/01/2014 to 12/31/2014         17.985305          19.313315           95,418.6070
01/01/2015 to 12/31/2015         19.313315          20.240637           80,651.4873
01/01/2016 to 12/31/2016         20.240637          19.976258           78,389.4955
01/01/2017 to 12/31/2017         19.976258          26.383338           72,579.7333
--------------------------       ---------          ---------          ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         16.299852           9.218816          156,944.7812
01/01/2009 to 05/01/2009          9.218816           8.767882                0.0000
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.726990          10.852384        2,369,639.8651
01/01/2009 to 12/31/2009         10.852384          10.728603        1,271,921.9100
01/01/2010 to 12/31/2010         10.728603          10.579444          827,032.2547
01/01/2011 to 12/31/2011         10.579444          10.432759          800,182.8141
01/01/2012 to 12/31/2012         10.432759          10.286924          543,756.9543
01/01/2013 to 12/31/2013         10.286924          10.143906          454,324.8768
01/01/2014 to 12/31/2014         10.143906          10.002876          336,698.0844
01/01/2015 to 12/31/2015         10.002876           9.863807          359,405.9280
01/01/2016 to 12/31/2016          9.863807           9.737579          284,562.6929
01/01/2017 to 12/31/2017          9.737579           9.663508          193,969.8890
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.947997          14.224312           32,910.0777
01/01/2015 to 12/31/2015         14.224312          13.944426           38,476.3536
01/01/2016 to 12/31/2016         13.944426          14.373477           93,675.9347
01/01/2017 to 12/31/2017         14.373477          15.156790           95,103.9349
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.655090           9.119270          956,263.2877
01/01/2009 to 12/31/2009          9.119270          11.052490        1,056,137.4600
01/01/2010 to 12/31/2010         11.052490          12.087115          947,386.9188
01/01/2011 to 12/31/2011         12.087115          12.131028          933,875.1336
01/01/2012 to 12/31/2012         12.131028          13.266703        1,165,345.8123
01/01/2013 to 12/31/2013         13.266703          14.270071          926,980.6147
01/01/2014 to 04/25/2014         14.270071          14.387473                0.0000
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.153713           8.817939        2,457,699.5216
01/01/2009 to 12/31/2009          8.817939          10.963654        2,467,051.0500
01/01/2010 to 12/31/2010         10.963654          12.151831        2,401,709.9166
01/01/2011 to 12/31/2011         12.151831          11.969236        2,310,722.6790
01/01/2012 to 12/31/2012         11.969236          13.264763        2,224,715.5658
01/01/2013 to 12/31/2013         13.264763          14.941129        1,858,370.6036
01/01/2014 to 04/25/2014         14.941129          15.007289                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.552711          14.959931        2,357,224.4496
01/01/2015 to 12/31/2015         14.959931          14.593613        2,100,975.0502
01/01/2016 to 12/31/2016         14.593613          15.266804        1,874,925.0076
01/01/2017 to 12/31/2017         15.266804          16.657341        1,684,737.5861
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.540561           8.416529        8,740,591.3600
01/01/2009 to 12/31/2009          8.416529          10.651271        8,415,942.3600
01/01/2010 to 12/31/2010         10.651271          11.930159        7,953,369.5881
01/01/2011 to 12/31/2011         11.930159          11.564314        7,265,321.2544
01/01/2012 to 12/31/2012         11.564314          12.991262        6,739,102.5150
01/01/2013 to 12/31/2013         12.991262          15.298349        5,819,812.9422
01/01/2014 to 04/25/2014         15.298349          15.319850                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.965675          15.501026        5,420,296.8907
01/01/2015 to 12/31/2015         15.501026          15.091729        5,010,516.7370
01/01/2016 to 12/31/2016         15.091729          15.939318        4,660,815.8390
01/01/2017 to 12/31/2017         15.939318          18.033855        4,158,555.7643
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.199806           8.086995        9,548,418.2379
01/01/2009 to 12/31/2009          8.086995          10.374777        8,937,190.6700
01/01/2010 to 12/31/2010         10.374777          11.815290        8,026,572.1466
01/01/2011 to 12/31/2011         11.815290          11.200053        6,891,088.9527
01/01/2012 to 12/31/2012         11.200053          12.779627        6,165,652.7323
01/01/2013 to 12/31/2013         12.779627          15.867726        5,522,679.8106
01/01/2014 to 04/25/2014         15.867726          15.803613                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998466           7.033638            4,497.7500
01/01/2009 to 12/31/2009          7.033638           8.916144            9,115.4400
01/01/2010 to 12/31/2010          8.916144           9.675478           53,016.3512
01/01/2011 to 12/31/2011          9.675478           9.373272           61,226.0577
01/01/2012 to 12/31/2012          9.373272          10.732527           64,869.3635
01/01/2013 to 04/26/2013         10.732527          11.554139                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.938744          15.562407        5,314,642.6254
01/01/2015 to 12/31/2015         15.562407          15.085754        4,938,241.9708
01/01/2016 to 12/31/2016         15.085754          16.087043        4,521,235.5140
01/01/2017 to 12/31/2017         16.087043          18.903789        4,118,176.0563
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         10.713153          14.264505            5,823.4100
01/01/2010 to 12/31/2010         14.264505          17.243796            8,699.6544
01/01/2011 to 12/31/2011         17.243796          14.240851            5,765.4832
01/01/2012 to 12/31/2012         14.240851          16.555969            6,127.4973
01/01/2013 to 12/31/2013         16.555969          20.832100           12,843.2406
01/01/2014 to 12/31/2014         20.832100          19.167239           12,672.8324
01/01/2015 to 12/31/2015         19.167239          19.988522           12,761.5474
01/01/2016 to 12/31/2016         19.988522          20.859055           12,281.4739
01/01/2017 to 12/31/2017         20.859055          26.832794           13,080.3923
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016         54.491932          55.564400           60,072.3647
01/01/2017 to 12/31/2017         55.564400          65.242655           53,015.1487
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS
A) (FORMERLY MET INVESTORS SERIES TRUST -
 PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         20.389610          13.503357            2,728.7651
01/01/2009 to 12/31/2009         13.503357          16.496076          309,507.3500
01/01/2010 to 12/31/2010         16.496076          18.905667          269,289.3650
01/01/2011 to 12/31/2011         18.905667          17.795573          230,997.2588
01/01/2012 to 12/31/2012         17.795573          19.405234          204,998.3097
01/01/2013 to 12/31/2013         19.405234          25.464845          173,253.9292
01/01/2014 to 12/31/2014         25.464845          27.912558          145,791.3374
01/01/2015 to 12/31/2015         27.912558          27.541898          130,535.7435
01/01/2016 to 04/29/2016         27.541898          27.722934                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.611970           7.411236        1,539,768.7032
01/01/2009 to 05/01/2009          7.411236           7.328008                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         15.032974           8.974351        2,343,989.2321
01/01/2009 to 12/31/2009          8.974351          11.666208        2,209,612.0000
01/01/2010 to 12/31/2010         11.666208          12.863512        1,986,424.9432
01/01/2011 to 12/31/2011         12.863512          12.154912        1,693,422.9569
01/01/2012 to 12/31/2012         12.154912          13.507356        1,511,819.7715
01/01/2013 to 12/31/2013         13.507356          17.785459        1,310,388.0076
01/01/2014 to 12/31/2014         17.785459          19.370331        1,131,483.5115
01/01/2015 to 12/31/2015         19.370331          19.533971          944,692.5227
01/01/2016 to 12/31/2016         19.533971          20.640095          845,180.2221
01/01/2017 to 12/31/2017         20.640095          24.204868          763,717.6878
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.028539           8.151742          512,829.9413
01/01/2009 to 12/31/2009          8.151742          11.218662          455,668.4700
01/01/2010 to 12/31/2010         11.218662          12.314380          431,137.9917
01/01/2011 to 12/31/2011         12.314380          12.170454          363,797.3759
01/01/2012 to 12/31/2012         12.170454          13.867318          708,976.5909
01/01/2013 to 12/31/2013         13.867318          18.697531          637,358.0732
01/01/2014 to 12/31/2014         18.697531          20.049645          551,761.4615
01/01/2015 to 12/31/2015         20.049645          21.854672          490,183.2583
01/01/2016 to 12/31/2016         21.854672          21.522863          451,465.9437
01/01/2017 to 12/31/2017         21.522863          29.075172          400,599.7321
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.319460           5.500886        1,031,663.6827
01/01/2009 to 12/31/2009          5.500886           7.795018          920,357.3200
01/01/2010 to 12/31/2010          7.795018           8.408984          800,021.1003
01/01/2011 to 12/31/2011          8.408984           8.177831          702,653.3920
01/01/2012 to 04/27/2012          8.177831           9.200030                0.0000
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.176208           6.467885          269,026.5994
01/01/2009 to 12/31/2009          6.467885           8.270691          249,470.7800
01/01/2010 to 12/31/2010          8.270691          10.712388          211,043.0950
01/01/2011 to 12/31/2011         10.712388          10.853762          172,959.0012
01/01/2012 to 12/31/2012         10.853762          11.867994          152,441.3182
01/01/2013 to 12/31/2013         11.867994          17.364975          133,454.5143
01/01/2014 to 12/31/2014         17.364975          17.283597          111,937.5032
01/01/2015 to 12/31/2015         17.283597          17.286548           96,392.7439
01/01/2016 to 12/31/2016         17.286548          18.077045           88,248.4360
01/01/2017 to 12/31/2017         18.077045          22.583000           78,154.8481
--------------------------       ---------          ---------        --------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         16.820278          16.119922            3,991.2349
01/01/2014 to 12/31/2014         16.119922          16.763690            7,155.2446
01/01/2015 to 12/31/2015         16.763690          16.521318            8,983.0589
01/01/2016 to 12/31/2016         16.521318          16.631549           11,492.8430
01/01/2017 to 12/31/2017         16.631549          16.882739            9,566.3823
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.209784          10.114637          484,924.5747
01/01/2009 to 12/31/2009         10.114637          11.799634          448,795.2600
01/01/2010 to 12/31/2010         11.799634          12.775706          401,419.8278
01/01/2011 to 12/31/2011         12.775706          12.870452          353,499.8014
01/01/2012 to 12/31/2012         12.870452          14.125725          307,095.4676
01/01/2013 to 12/31/2013         14.125725          16.534079          268,241.9579
01/01/2014 to 12/31/2014         16.534079          17.667850          242,540.0388
01/01/2015 to 12/31/2015         17.667850          17.352605          206,343.0367
01/01/2016 to 12/31/2016         17.352605          18.638208          187,721.6412
01/01/2017 to 12/31/2017         18.638208          20.616255          167,251.3065
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.982457          11.145871            7,070.1581
01/01/2009 to 12/31/2009         11.145871          13.253374           14,732.4200
01/01/2010 to 12/31/2010         13.253374          14.530243           23,267.6144
01/01/2011 to 12/31/2011         14.530243          14.420207           28,797.0102
01/01/2012 to 12/31/2012         14.420207          16.539022           29,135.9243
01/01/2013 to 12/31/2013         16.539022          22.080341           76,920.4237
01/01/2014 to 12/31/2014         22.080341          24.073061           70,804.3224
01/01/2015 to 12/31/2015         24.073061          23.651857           58,562.0427
01/01/2016 to 12/31/2016         23.651857          26.610544           54,352.3077
01/01/2017 to 12/31/2017         26.610544          30.855466           46,037.5759
--------------------------       ---------          ---------           -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008          9.998466           6.600141           31,595.2696
01/01/2009 to 12/31/2009          6.600141           8.127948          100,837.2700
01/01/2010 to 12/31/2010          8.127948           8.898507          109,535.3959
01/01/2011 to 12/31/2011          8.898507           8.727061          104,082.0641
01/01/2012 to 12/31/2012          8.727061           9.802627           97,105.6402
01/01/2013 to 04/26/2013          9.802627          10.737897                0.0000
--------------------------       ---------          ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         20.072182          25.065607          132,425.7038
01/01/2014 to 12/31/2014         25.065607          24.642861          124,537.8219
01/01/2015 to 12/31/2015         24.642861          24.392597          118,468.9827
01/01/2016 to 12/31/2016         24.392597          28.477956          108,323.4153
01/01/2017 to 12/31/2017         28.477956          32.432692           99,740.5013
--------------------------       ---------          ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.683126           9.541425          224,016.7438
01/01/2009 to 12/31/2009          9.541425          12.867595          203,177.1000
01/01/2010 to 12/31/2010         12.867595          15.589341          184,524.9258
01/01/2011 to 12/31/2011         15.589341          14.561957          161,598.5269
01/01/2012 to 12/31/2012         14.561957          15.117416          145,340.9191
01/01/2013 to 04/26/2013         15.117416          16.391440                0.0000
--------------------------       ---------          ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.207568           8.697349        1,365,435.5781
01/01/2009 to 12/31/2009          8.697349          12.267470        1,233,179.5400
01/01/2010 to 12/31/2010         12.267470          14.122483        1,067,736.8364
01/01/2011 to 12/31/2011         14.122483          13.740600          911,275.1699
01/01/2012 to 12/31/2012         13.740600          16.078756          843,220.3481
01/01/2013 to 12/31/2013         16.078756          22.002126          748,591.7357
01/01/2014 to 12/31/2014         22.002126          23.611139          650,352.6526
01/01/2015 to 12/31/2015         23.611139          25.730527          552,662.1083
01/01/2016 to 12/31/2016         25.730527          25.761459          519,281.6048
01/01/2017 to 12/31/2017         25.761459          33.908801          462,682.2892
--------------------------       ---------          ---------        --------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.906297           9.988194          198,964.6469
01/01/2009 to 12/31/2009          9.988194          13.654627          189,293.9000
01/01/2010 to 12/31/2010         13.654627          18.132218          178,492.0684
01/01/2011 to 12/31/2011         18.132218          18.139410          152,937.8073
01/01/2012 to 12/31/2012         18.139410          20.731411          151,077.4732
01/01/2013 to 12/31/2013         20.731411          29.473380          132,492.8432
01/01/2014 to 12/31/2014         29.473380          30.995321          114,573.6278
01/01/2015 to 12/31/2015         30.995321          31.317447          108,803.4921
01/01/2016 to 12/31/2016         31.317447          34.428133          137,282.9340
01/01/2017 to 12/31/2017         34.428133          41.601523          144,729.7568
--------------------------       ---------          ---------        --------------


                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         15.910544          18.813900                0.0000
01/01/2011 to 12/31/2011         18.813900          15.459213                0.0000
01/01/2012 to 12/31/2012         15.459213          15.636178                0.0000
01/01/2013 to 12/31/2013         15.636178          17.077069                0.0000
01/01/2014 to 12/31/2014         17.077069          13.669772                0.0000
01/01/2015 to 12/31/2015         13.669772           9.063939                0.0000
01/01/2016 to 12/31/2016          9.063939          12.847424                0.0000
01/01/2017 to 12/31/2017         12.847424          12.575426                0.0000
--------------------------       ---------          ---------                ------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         31.570627          32.777715           13,757.2394
01/01/2017 to 12/31/2017         32.777715          34.982488           11,388.4117
--------------------------       ---------          ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         20.205784          17.783915           11,457.4822
01/01/2009 to 12/31/2009         17.783915          23.339258           11,398.8100
01/01/2010 to 12/31/2010         23.339258          25.817038           12,605.5013
01/01/2011 to 12/31/2011         25.817038          26.382895           13,872.2609
01/01/2012 to 12/31/2012         26.382895          29.038399           15,902.5844
01/01/2013 to 12/31/2013         29.038399          29.077016           12,571.5891
01/01/2014 to 12/31/2014         29.077016          29.987037           12,388.8397
01/01/2015 to 12/31/2015         29.987037          29.187014           12,227.6631
01/01/2016 to 04/29/2016         29.187014          29.937553                0.0000
--------------------------       ---------          ---------           -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.991488          31.107723          721,832.7539
01/01/2017 to 12/31/2017         31.107723          33.109820          636,624.6988
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.439891          15.602834        1,972,521.5350
01/01/2009 to 12/31/2009         15.602834          21.043810        1,814,859.2100
01/01/2010 to 12/31/2010         21.043810          23.441889        1,584,525.2231
01/01/2011 to 12/31/2011         23.441889          24.147479        1,220,739.4138
01/01/2012 to 12/31/2012         24.147479          26.892804        1,094,792.7197
01/01/2013 to 12/31/2013         26.892804          28.634885          955,330.1494
01/01/2014 to 12/31/2014         28.634885          29.600344          851,587.4555
01/01/2015 to 12/31/2015         29.600344          28.554137          764,570.0995
01/01/2016 to 04/29/2016         28.554137          29.421994                0.0000
--------------------------       ---------          ---------        --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         16.164643           9.503099          930,983.3379
01/01/2009 to 12/31/2009          9.503099          12.842236          856,851.5200
01/01/2010 to 12/31/2010         12.842236          13.728420          784,849.5232
01/01/2011 to 12/31/2011         13.728420          12.098150          691,218.7736
01/01/2012 to 12/31/2012         12.098150          14.104148          658,394.0752
01/01/2013 to 12/31/2013         14.104148          17.102922          579,564.1519
01/01/2014 to 12/31/2014         17.102922          14.987713          546,717.9939
01/01/2015 to 12/31/2015         14.987713          13.819733          508,025.4503
01/01/2016 to 12/31/2016         13.819733          14.605411          476,415.9324
01/01/2017 to 12/31/2017         14.605411          16.807233          437,645.6018
--------------------------       ---------          ---------        --------------


                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008      16.466350          11.180272          95,573.7492
01/01/2009 to 12/31/2009      11.180272          14.051174          71,605.3100
01/01/2010 to 12/31/2010      14.051174          15.602673          64,392.3712
01/01/2011 to 12/31/2011      15.602673          15.681839          53,149.4556
01/01/2012 to 12/31/2012      15.681839          18.447751          44,166.9111
01/01/2013 to 12/31/2013      18.447751          24.088215          32,285.3015
01/01/2014 to 12/31/2014      24.088215          26.760624          28,795.7932
01/01/2015 to 12/31/2015      26.760624          25.585629          25,055.1293
01/01/2016 to 12/31/2016      25.585629          28.672290          22,476.1571
01/01/2017 to 12/31/2017      28.672290          33.582800          19,247.4309

                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          29.015768          17.609553        16,560.8155
01/01/2009 to 12/31/2009          17.609553          24.686123        33,698.6800
01/01/2010 to 12/31/2010          24.686123          27.175296        56,871.6009
01/01/2011 to 12/31/2011          27.175296          24.392523        76,681.7296
01/01/2012 to 12/31/2012          24.392523          29.448836        72,803.3023
01/01/2013 to 12/31/2013          29.448836          37.475161        64,058.6101
01/01/2014 to 12/31/2014          37.475161          37.771172        60,564.2115
01/01/2015 to 12/31/2015          37.771172          39.789968        54,386.7835
01/01/2016 to 12/31/2016          39.789968          39.441013        49,849.1557
01/01/2017 to 12/31/2017          39.441013          51.083561        41,651.4671
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.673561          16.023082         4,775.8293
01/01/2009 to 12/31/2009          16.023082          25.460029        13,393.2000
01/01/2010 to 12/31/2010          25.460029          30.703040        22,480.2509
01/01/2011 to 12/31/2011          30.703040          24.456039        31,041.7147
01/01/2012 to 12/31/2012          24.456039          28.469236        30,073.9907
01/01/2013 to 12/31/2013          28.469236          35.976513        25,411.0037
01/01/2014 to 12/31/2014          35.976513          36.193153        25,410.8494
01/01/2015 to 12/31/2015          36.193153          35.749000        23,682.6164
01/01/2016 to 12/31/2016          35.749000          35.955730        21,201.5470
01/01/2017 to 12/31/2017          35.955730          44.594315        17,349.8191
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         164.707097          95.172164         1,817.9992
01/01/2009 to 12/31/2009          95.172164         130.706105         6,031.5400
01/01/2010 to 12/31/2010         130.706105         152.815227        11,308.1341
01/01/2011 to 12/31/2011         152.815227         144.105982        12,893.7884
01/01/2012 to 12/31/2012         144.105982         167.346219        12,305.9186
01/01/2013 to 12/31/2013         167.346219         214.480710        10,963.9128
01/01/2014 to 12/31/2014         214.480710         229.265986         9,948.3311
01/01/2015 to 12/31/2015         229.265986         241.341812         8,639.6949
01/01/2016 to 12/31/2016         241.341812         260.305987         7,747.8491
01/01/2017 to 12/31/2017         260.305987         328.994921         6,718.1437
--------------------------       ----------         ----------        -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.208984          10.550465        11,814.9398
01/01/2013 to 12/31/2013          10.550465          11.551854        21,045.4866
01/01/2014 to 12/31/2014          11.551854          12.216082        20,935.3392
01/01/2015 to 12/31/2015          12.216082          12.103911        20,177.9622
01/01/2016 to 12/31/2016          12.103911          12.352480        19,681.9649
01/01/2017 to 12/31/2017          12.352480          13.826296        17,989.9569
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996837           1.039690             0.0000
01/01/2015 to 12/31/2015           1.039690           1.014136             0.0000
01/01/2016 to 12/31/2016           1.014136           1.018967             0.0000
01/01/2017 to 12/31/2017           1.018967           1.159314             0.0000
--------------------------       ----------         ----------        -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.141882          11.541250        45,180.7926
01/01/2013 to 12/31/2013          11.541250          10.983847        89,069.8353
01/01/2014 to 12/31/2014          10.983847          11.252874        75,754.9418
01/01/2015 to 12/31/2015          11.252874          10.024096        59,009.5917
01/01/2016 to 12/31/2016          10.024096          10.759754        54,378.0191
01/01/2017 to 12/31/2017          10.759754          11.639043        52,608.2231
--------------------------       ----------         ----------        -----------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.964181          10.279944           50,605.5430
01/01/2013 to 12/31/2013         10.279944          11.170834           63,211.6812
01/01/2014 to 12/31/2014         11.170834          11.655534           56,218.5443
01/01/2015 to 12/31/2015         11.655534          11.469519           45,595.5185
01/01/2016 to 12/31/2016         11.469519          11.799458           41,762.7647
01/01/2017 to 12/31/2017         11.799458          13.171261           34,957.7297
--------------------------       ---------          ---------           -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.241760          17.947491           10,116.6600
01/01/2010 to 12/31/2010         17.947491          20.468988           13,452.9503
01/01/2011 to 12/31/2011         20.468988          20.637627           11,490.2482
01/01/2012 to 12/31/2012         20.637627          23.691878           19,598.0270
01/01/2013 to 12/31/2013         23.691878          25.517482           23,295.0321
01/01/2014 to 12/31/2014         25.517482          25.965923           26,955.7318
01/01/2015 to 12/31/2015         25.965923          24.544095           25,097.4914
01/01/2016 to 12/31/2016         24.544095          27.558429           23,661.5831
01/01/2017 to 12/31/2017         27.558429          29.255899           24,631.7230
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.189874           7.690011        1,725,814.3746
01/01/2009 to 12/31/2009          7.690011          10.048645        1,377,800.6300
01/01/2010 to 12/31/2010         10.048645          11.532589        1,270,822.2776
01/01/2011 to 12/31/2011         11.532589          10.705026        1,182,424.8869
01/01/2012 to 12/31/2012         10.705026          12.310273        1,093,355.7864
01/01/2013 to 12/31/2013         12.310273          15.705375        1,029,994.3424
01/01/2014 to 12/31/2014         15.705375          16.258835          883,453.2928
01/01/2015 to 12/31/2015         16.258835          15.695113          796,132.5029
01/01/2016 to 12/31/2016         15.695113          16.849617          662,612.3841
01/01/2017 to 12/31/2017         16.849617          20.406454          557,624.1266
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.991105          10.447619           21,031.4366
01/01/2013 to 12/31/2013         10.447619          11.770200           43,725.9168
01/01/2014 to 12/31/2014         11.770200          12.713680           59,908.1512
01/01/2015 to 12/31/2015         12.713680          12.012451           44,353.1958
01/01/2016 to 12/31/2016         12.012451          12.823491           52,193.9580
01/01/2017 to 12/31/2017         12.823491          14.949084           56,716.3019
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/ABERDEEN
EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.466450           6.172943          237,142.4606
01/01/2009 to 12/31/2009          6.172943          10.273766          230,972.3400
01/01/2010 to 12/31/2010         10.273766          12.515157          244,353.5359
01/01/2011 to 12/31/2011         12.515157          10.023099          225,310.3343
01/01/2012 to 12/31/2012         10.023099          11.738767          208,233.1479
01/01/2013 to 12/31/2013         11.738767          10.987975          210,616.6069
01/01/2014 to 12/31/2014         10.987975          10.118507          191,073.6889
01/01/2015 to 12/31/2015         10.118507           8.590973          187,193.8129
01/01/2016 to 12/31/2016          8.590973           9.436499          164,849.4760
01/01/2017 to 12/31/2017          9.436499          11.929904          150,001.6801
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987946           9.760397          2,042.1156
01/01/2012 to 12/31/2012          9.760397          10.037167          8,688.0927
01/01/2013 to 12/31/2013         10.037167          10.002501         48,788.0930
01/01/2014 to 12/31/2014         10.002501           9.957810         49,947.8144
01/01/2015 to 12/31/2015          9.957810           9.748493         49,516.3588
01/01/2016 to 12/31/2016          9.748493           9.904269         50,385.5351
01/01/2017 to 12/31/2017          9.904269           9.887143         45,413.1040
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.776439          12.180591          2,433.6947
01/01/2011 to 12/31/2011         12.180591          11.959925          2,591.8252
01/01/2012 to 12/31/2012         11.959925          13.464188          2,706.9911
01/01/2013 to 12/31/2013         13.464188          13.401332          3,447.8178
01/01/2014 to 12/31/2014         13.401332          13.352382          3,477.2677
01/01/2015 to 12/31/2015         13.352382          12.606413          3,914.4980
01/01/2016 to 12/31/2016         12.606413          12.527342          3,313.0956
01/01/2017 to 12/31/2017         12.527342          12.358601          2,546.3951
--------------------------       ---------          ---------         -----------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          7.003017           8.377402          1,790.7700
01/01/2010 to 12/31/2010          8.377402           9.273180          8,112.7188
01/01/2011 to 12/31/2011          9.273180           9.151405         12,188.8026
01/01/2012 to 12/31/2012          9.151405          10.215357         14,708.7523
01/01/2013 to 12/31/2013         10.215357          13.502469         14,657.5540
01/01/2014 to 12/31/2014         13.502469          15.085751         13,868.9990
01/01/2015 to 12/31/2015         15.085751          15.516597         12,337.0207
01/01/2016 to 12/31/2016         15.516597          16.537625         10,943.9438
01/01/2017 to 12/31/2017         16.537625          19.850685          9,101.7231
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.077087           9.331819        119,385.5653
01/01/2009 to 12/31/2009          9.331819          12.386008        123,328.4800
01/01/2010 to 12/31/2010         12.386008          14.166987        105,430.5943
01/01/2011 to 12/31/2011         14.166987          13.176814         96,052.4963
01/01/2012 to 12/31/2012         13.176814          16.353057         86,701.1532
01/01/2013 to 12/31/2013         16.353057          16.680772         80,628.9746
01/01/2014 to 12/31/2014         16.680772          18.612590         67,232.9778
01/01/2015 to 12/31/2015         18.612590          18.078496         63,740.9763
01/01/2016 to 12/31/2016         18.078496          17.964995         57,873.0808
01/01/2017 to 12/31/2017         17.964995          19.599985         48,830.5676
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.419433           7.626325        173,273.1284
01/01/2012 to 12/31/2012          7.626325           8.902546        154,995.8472
01/01/2013 to 12/31/2013          8.902546          12.769341        146,270.3948
01/01/2014 to 12/31/2014         12.769341          14.955819        220,301.2145
01/01/2015 to 12/31/2015         14.955819          14.138445        192,301.1232
01/01/2016 to 12/31/2016         14.138445          14.301289        119,535.2120
01/01/2017 to 12/31/2017         14.301289          16.682495        112,049.9949
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.338948           4.622100         35,030.7235
01/01/2009 to 12/31/2009          4.622100           6.282167         48,245.5000
01/01/2010 to 12/31/2010          6.282167           6.642605         14,163.6602
01/01/2011 to 04/29/2011          6.642605           7.060846              0.0000
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010696           1.047269        603,296.2985
01/01/2013 to 12/31/2013          1.047269           1.050877        728,093.1792
01/01/2014 to 12/31/2014          1.050877           1.093005        622,223.7717
01/01/2015 to 12/31/2015          1.093005           1.031456        571,483.8661
01/01/2016 to 12/31/2016          1.031456           1.135152        365,838.5885
01/01/2017 to 12/31/2017          1.135152           1.230132        627,664.0691
--------------------------        --------           --------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.496053           7.257528        355,651.9537
01/01/2009 to 12/31/2009          7.257528           9.050430        386,669.8600
01/01/2010 to 12/31/2010          9.050430          10.242106        381,789.2685
01/01/2011 to 12/31/2011         10.242106           9.942277        359,857.3498
01/01/2012 to 12/31/2012          9.942277          11.607402        323,285.6258
01/01/2013 to 12/31/2013         11.607402          15.481667        300,962.2261
01/01/2014 to 12/31/2014         15.481667          16.671405        267,627.6763
01/01/2015 to 12/31/2015         16.671405          15.442562        236,464.8870
01/01/2016 to 12/31/2016         15.442562          17.844135        221,969.5064
01/01/2017 to 12/31/2017         17.844135          20.747096        192,063.8889
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012751           1.049314        184,118.6385
01/01/2013 to 12/31/2013          1.049314           1.147262        224,972.5677
01/01/2014 to 12/31/2014          1.147262           1.209021        236,695.8497
01/01/2015 to 12/31/2015          1.209021           1.201671        243,625.8957
01/01/2016 to 12/31/2016          1.201671           1.218145        233,553.5371
01/01/2017 to 12/31/2017          1.218145           1.399956        154,676.7917
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.237418           9.807451              0.0000
01/01/2009 to 12/31/2009          9.807451          12.441347          2,578.0700
01/01/2010 to 12/31/2010         12.441347          14.615417          5,820.0796
01/01/2011 to 12/31/2011         14.615417          12.906372          8,075.8486
01/01/2012 to 12/31/2012         12.906372          14.665874          7,708.8041
01/01/2013 to 12/31/2013         14.665874          19.201098          7,080.4952
01/01/2014 to 12/31/2014         19.201098          19.742067          7,010.7180
01/01/2015 to 12/31/2015         19.742067          18.002492          5,892.8528
01/01/2016 to 12/31/2016         18.002492          23.144843          5,217.3185
01/01/2017 to 12/31/2017         23.144843          23.556445          4,765.3604
--------------------------       ---------          ---------        ------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.079208           1.127695         25,245.8092
01/01/2014 to 12/31/2014          1.127695           1.213787         35,437.2170
01/01/2015 to 12/31/2015          1.213787           1.181225         98,902.3006
01/01/2016 to 12/31/2016          1.181225           1.214390         48,726.1634
01/01/2017 to 12/31/2017          1.214390           1.382315        100,577.4105
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.827392          10.121297        331,023.4075
01/01/2009 to 12/31/2009         10.121297          13.117935        304,202.6500
01/01/2010 to 12/31/2010         13.117935          14.396532        283,004.0477
01/01/2011 to 12/31/2011         14.396532          12.663042        268,894.1347
01/01/2012 to 12/31/2012         12.663042          14.557637        244,703.1141
01/01/2013 to 12/31/2013         14.557637          17.102618        217,722.1802
01/01/2014 to 12/31/2014         17.102618          15.677116        193,591.8352
01/01/2015 to 12/31/2015         15.677116          15.169757        181,386.0661
01/01/2016 to 12/31/2016         15.169757          14.813093        170,670.0970
01/01/2017 to 12/31/2017         14.813093          18.701869        150,801.4876
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.000146           6.818846         65,637.5654
01/01/2009 to 12/31/2009          6.818846          10.564501         72,675.5000
01/01/2010 to 12/31/2010         10.564501          13.746673         83,078.1180
01/01/2011 to 12/31/2011         13.746673          12.605011         86,893.1584
01/01/2012 to 12/31/2012         12.605011          13.568856         78,610.2070
01/01/2013 to 12/31/2013         13.568856          18.583175         63,548.3696
01/01/2014 to 12/31/2014         18.583175          18.492153         56,212.4415
01/01/2015 to 12/31/2015         18.492153          17.301835         48,873.9979
01/01/2016 to 12/31/2016         17.301835          15.602241         43,120.8788
01/01/2017 to 12/31/2017         15.602241          21.505421         37,573.2665
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.008676          11.715866         21,171.3087
01/01/2009 to 12/31/2009         11.715866          16.135099         22,277.3100
01/01/2010 to 12/31/2010         16.135099          18.426604         26,652.5688
01/01/2011 to 12/31/2011         18.426604          16.626982         25,584.7608
01/01/2012 to 12/31/2012         16.626982          19.846361         24,930.8316
01/01/2013 to 12/31/2013         19.846361          24.851865         36,836.1273
01/01/2014 to 12/31/2014         24.851865          25.006332         33,669.3261
01/01/2015 to 12/31/2015         25.006332          25.603522         29,436.2611
01/01/2016 to 12/31/2016         25.603522          25.280600         28,414.7788
01/01/2017 to 12/31/2017         25.280600          34.054209         26,165.5266
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         18.836352          10.701719         20,143.8381
01/01/2009 to 12/31/2009         10.701719          13.821411         17,925.7300
01/01/2010 to 12/31/2010         13.821411          14.622522         16,688.0760
01/01/2011 to 04/29/2011         14.622522          16.309009              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           6.564751          3,300.0033
01/01/2009 to 12/31/2009          6.564751           8.576608          6,987.2500
01/01/2010 to 12/31/2010          8.576608           9.096055         13,252.8149
01/01/2011 to 12/31/2011          9.096055           8.342866         38,087.7024
01/01/2012 to 12/31/2012          8.342866          10.043648         33,956.7163
01/01/2013 to 04/26/2013         10.043648          10.674053              0.0000
--------------------------       ---------          ---------         -----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999795           1.034873              0.0000
01/01/2015 to 12/31/2015          1.034873           0.963629              0.0000
01/01/2016 to 12/31/2016          0.963629           1.054874            354.9812
01/01/2017 to 12/31/2017          1.054874           1.170129          1,378.2258
--------------------------       ---------          ---------         -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.650457          12.877885        206,528.0600
01/01/2010 to 12/31/2010         12.877885          13.670777        229,233.6615
01/01/2011 to 12/31/2011         13.670777          14.968220        191,616.4487
01/01/2012 to 12/31/2012         14.968220          16.090627        185,076.7744
01/01/2013 to 12/31/2013         16.090627          14.380845        185,475.4602
01/01/2014 to 12/31/2014         14.380845          14.576603        157,584.3506
01/01/2015 to 12/31/2015         14.576603          13.912994        146,241.1071
01/01/2016 to 12/31/2016         13.912994          14.388946        136,426.3080
01/01/2017 to 12/31/2017         14.388946          14.666859        140,040.6295
--------------------------       ---------          ---------        ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.264424          13.119967          950,768.4695
01/01/2009 to 12/31/2009         13.119967          15.254824        1,064,205.4200
01/01/2010 to 12/31/2010         15.254824          16.255590        1,064,563.1497
01/01/2011 to 12/31/2011         16.255590          16.521798        1,050,837.2854
01/01/2012 to 12/31/2012         16.521798          17.783373          985,274.0488
01/01/2013 to 12/31/2013         17.783373          17.183060          922,767.7111
01/01/2014 to 12/31/2014         17.183060          17.636801          802,358.6414
01/01/2015 to 12/31/2015         17.636801          17.375096          720,478.1829
01/01/2016 to 12/31/2016         17.375096          17.563105          639,476.3888
01/01/2017 to 12/31/2017         17.563105          18.081043          595,622.1344
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.761714          10.920777            2,891.9758
01/01/2013 to 12/31/2013         10.920777          10.271969              456.9505
01/01/2014 to 12/31/2014         10.271969          10.883696              420.3015
01/01/2015 to 12/31/2015         10.883696          10.767769            2,407.2744
01/01/2016 to 12/31/2016         10.767769          10.747188           10,517.0839
01/01/2017 to 12/31/2017         10.747188          10.862878            1,790.6520
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215816          10.745663              820.7364
01/01/2014 to 12/31/2014         10.745663          11.500391              815.2693
01/01/2015 to 12/31/2015         11.500391          11.187401            1,526.5079
01/01/2016 to 12/31/2016         11.187401          11.524039            1,514.9917
01/01/2017 to 12/31/2017         11.524039          13.222947            5,518.5933
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010729           1.067415          105,220.1731
01/01/2013 to 12/31/2013          1.067415           1.157842          145,342.8286
01/01/2014 to 12/31/2014          1.157842           1.228877          102,186.4976
01/01/2015 to 12/31/2015          1.228877           1.199939           48,613.0255
01/01/2016 to 12/31/2016          1.199939           1.248899           59,418.8069
01/01/2017 to 12/31/2017          1.248899           1.406245           57,947.8184
--------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.773942          10.510685        1,136,777.6500
01/01/2010 to 12/31/2010         10.510685          11.621510        1,119,826.2723
01/01/2011 to 12/31/2011         11.621510          11.570323        1,033,528.6087
01/01/2012 to 12/31/2012         11.570323          12.861209          983,351.2189
01/01/2013 to 12/31/2013         12.861209          14.308123          954,998.6951
01/01/2014 to 12/31/2014         14.308123          14.914289          853,357.8596
01/01/2015 to 12/31/2015         14.914289          14.403802          755,938.6691
01/01/2016 to 12/31/2016         14.403802          15.010083          652,219.0048
01/01/2017 to 12/31/2017         15.010083          17.132435          553,777.5416
--------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.076740           9.961190          476,698.5500
01/01/2010 to 12/31/2010          9.961190          11.201872          392,553.3884
01/01/2011 to 12/31/2011         11.201872          10.800482          363,056.2511
01/01/2012 to 12/31/2012         10.800482          12.238157          350,212.5478
01/01/2013 to 12/31/2013         12.238157          14.234775          388,287.4615
01/01/2014 to 12/31/2014         14.234775          14.777130          272,643.6265
01/01/2015 to 12/31/2015         14.777130          14.220698          258,385.6096
01/01/2016 to 12/31/2016         14.220698          14.972728          236,013.8915
01/01/2017 to 12/31/2017         14.972728          17.646876          236,092.7898
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      57.693957          36.184576           283,445.3790
01/01/2009 to 12/31/2009      36.184576          42.202212           281,035.1100
01/01/2010 to 12/31/2010      42.202212          48.649688           252,278.2674
01/01/2011 to 12/31/2011      48.649688          46.004846           221,793.7791
01/01/2012 to 12/31/2012      46.004846          53.463670           199,990.4817
01/01/2013 to 12/31/2013      53.463670          70.456816           169,149.7215
01/01/2014 to 12/31/2014      70.456816          78.625612           145,046.0384
01/01/2015 to 12/31/2015      78.625612          74.677507           131,365.7998
01/01/2016 to 12/31/2016      74.677507          85.294928           116,586.9403
01/01/2017 to 12/31/2017      85.294928          98.270107           101,511.1349
--------------------------    ---------          ---------           ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008      52.216062          31.531321               871.7125
01/01/2009 to 12/31/2009      31.531321          40.322043               625.0800
01/01/2010 to 04/30/2010      40.322043          43.065273                 0.0000
--------------------------    ---------          ---------           ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008      27.202590          16.405880           450,031.9361
01/01/2009 to 12/31/2009      16.405880          20.450020           452,727.7600
01/01/2010 to 12/31/2010      20.450020          25.288496           398,233.5532
01/01/2011 to 12/31/2011      25.288496          23.991438           359,872.7743
01/01/2012 to 12/31/2012      23.991438          27.105776           324,670.6473
01/01/2013 to 12/31/2013      27.105776          34.794495           275,870.0711
01/01/2014 to 12/31/2014      34.794495          37.581838           237,824.6052
01/01/2015 to 12/31/2015      37.581838          33.697185           210,315.8413
01/01/2016 to 12/31/2016      33.697185          38.342201           193,973.8188
01/01/2017 to 12/31/2017      38.342201          41.351899           169,189.1362
--------------------------    ---------          ---------           ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      19.153890          10.520417             4,543.4481
01/01/2009 to 12/31/2009      10.520417          12.631987             3,689.4100
01/01/2010 to 12/31/2010      12.631987          13.297789             5,678.6974
01/01/2011 to 12/31/2011      13.297789          10.462752             5,058.7844
01/01/2012 to 12/31/2012      10.462752          12.302266             4,941.0733
01/01/2013 to 12/31/2013      12.302266          13.953700            31,508.1897
01/01/2014 to 12/31/2014      13.953700          13.286377            29,932.4997
01/01/2015 to 12/31/2015      13.286377          12.804527            23,294.7140
01/01/2016 to 12/31/2016      12.804527          13.250987            20,735.2824
01/01/2017 to 12/31/2017      13.250987          17.608888            15,302.9440
--------------------------    ---------          ---------           ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008      47.344271          44.928249            55,411.6887
01/01/2009 to 12/31/2009      44.928249          48.323937            64,201.7700
01/01/2010 to 12/31/2010      48.323937          51.445814            66,130.7520
01/01/2011 to 12/31/2011      51.445814          53.876982            63,984.3173
01/01/2012 to 12/31/2012      53.876982          56.935146            55,387.1832
01/01/2013 to 12/31/2013      56.935146          55.522287            53,495.4388
01/01/2014 to 12/31/2014      55.522287          58.420361            45,760.5514
01/01/2015 to 12/31/2015      58.420361          57.746684            42,469.6499
01/01/2016 to 12/31/2016      57.746684          58.517012            57,829.0967
01/01/2017 to 12/31/2017      58.517012          59.866806            35,424.3982
--------------------------    ---------          ---------           ------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.885022          11.197009            1,749.3000
01/01/2010 to 12/31/2010         11.197009          13.216624            4,640.0731
01/01/2011 to 12/31/2011         13.216624          11.855434           15,061.1061
01/01/2012 to 12/31/2012         11.855434          13.356475            6,030.7815
01/01/2013 to 12/31/2013         13.356475          17.660136            5,583.5197
01/01/2014 to 12/31/2014         17.660136          18.945178            3,746.6424
01/01/2015 to 12/31/2015         18.945178          19.834975            4,201.0415
01/01/2016 to 12/31/2016         19.834975          19.556327            4,002.5171
01/01/2017 to 12/31/2017         19.556327          25.803001            3,542.9948
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         16.101595           9.097531              155.2289
01/01/2009 to 05/01/2009          9.097531           8.649652                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.677005          10.790988          715,282.3957
01/01/2009 to 12/31/2009         10.790988          10.657244          464,993.6500
01/01/2010 to 12/31/2010         10.657244          10.498571          414,275.1903
01/01/2011 to 12/31/2011         10.498571          10.342686          764,619.1805
01/01/2012 to 12/31/2012         10.342686          10.187859          552,563.7801
01/01/2013 to 12/31/2013         10.187859          10.036175          433,344.9027
01/01/2014 to 12/31/2014         10.036175           9.886750          354,479.8730
01/01/2015 to 12/31/2015          9.886750           9.739549          308,417.7442
01/01/2016 to 12/31/2016          9.739549           9.605299          367,310.3312
01/01/2017 to 12/31/2017          9.605299           9.522732          326,309.9919
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.886487          14.152003            3,375.5696
01/01/2015 to 12/31/2015         14.152003          13.859669           33,822.0390
01/01/2016 to 12/31/2016         13.859669          14.271834           39,039.3739
01/01/2017 to 12/31/2017         14.271834          15.034609           21,706.8791
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.618345           9.081397          838,007.8450
01/01/2009 to 12/31/2009          9.081397          10.995591          860,798.3100
01/01/2010 to 12/31/2010         10.995591          12.012878        1,008,178.5767
01/01/2011 to 12/31/2011         12.012878          12.044499          993,130.1217
01/01/2012 to 12/31/2012         12.044499          13.158840        1,061,836.9462
01/01/2013 to 12/31/2013         13.158840          14.139905          889,036.8909
01/01/2014 to 04/25/2014         14.139905          14.251744                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.115397           8.781314        1,932,347.3506
01/01/2009 to 12/31/2009          8.781314          10.907208        2,296,602.2900
01/01/2010 to 12/31/2010         10.907208          12.077193        2,467,160.9199
01/01/2011 to 12/31/2011         12.077193          11.883856        2,400,059.7351
01/01/2012 to 12/31/2012         11.883856          13.156910        2,404,835.6729
01/01/2013 to 12/31/2013         13.156910          14.804837        2,135,396.3557
01/01/2014 to 04/25/2014         14.804837          14.865707                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.249987          14.638826        2,597,379.5785
01/01/2015 to 12/31/2015         14.638826          14.266092        2,268,299.2275
01/01/2016 to 12/31/2016         14.266092          14.909258        2,050,369.0765
01/01/2017 to 12/31/2017         14.909258          16.251019        1,812,142.1335
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.501027           8.381568        7,963,229.5620
01/01/2009 to 12/31/2009          8.381568          10.596426        8,277,543.4200
01/01/2010 to 12/31/2010         10.596426          11.856876        8,471,676.7238
01/01/2011 to 12/31/2011         11.856876          11.481813        8,371,236.6921
01/01/2012 to 12/31/2012         11.481813          12.885624        7,676,522.2950
01/01/2013 to 12/31/2013         12.885624          15.158788        6,960,635.4078
01/01/2014 to 04/25/2014         15.158788          15.175309                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.173438          15.705589        6,200,222.6909
01/01/2015 to 12/31/2015         15.705589          15.275602        5,665,877.2824
01/01/2016 to 12/31/2016         15.275602          16.117392        5,070,982.7838
01/01/2017 to 12/31/2017         16.117392          18.217161        4,615,613.1349
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.158195           8.053398        9,481,073.2135
01/01/2009 to 12/31/2009          8.053398          10.321347        9,220,467.7200
01/01/2010 to 12/31/2010         10.321347          11.742704        8,661,917.9530
01/01/2011 to 12/31/2011         11.742704          11.120139        7,694,928.0420
01/01/2012 to 12/31/2012         11.120139          12.675696        7,109,081.3262
01/01/2013 to 12/31/2013         12.675696          15.722958        6,827,140.4029
01/01/2014 to 04/25/2014         15.722958          15.654494                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998356           7.028791          240,794.5202
01/01/2009 to 12/31/2009          7.028791           8.901095          423,205.5200
01/01/2010 to 12/31/2010          8.901095           9.649500          473,910.0378
01/01/2011 to 12/31/2011          9.649500           9.338777          454,750.1250
01/01/2012 to 12/31/2012          9.338777          10.682288          412,734.9681
01/01/2013 to 04/26/2013         10.682288          11.496400                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         15.641492          16.283470        5,805,793.4610
01/01/2015 to 12/31/2015         16.283470          15.768948        5,162,607.6262
01/01/2016 to 12/31/2016         15.768948          16.798777        4,809,877.9685
01/01/2017 to 12/31/2017         16.798777          19.720479        4,314,138.3982
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         10.707684          14.247829                0.0000
01/01/2010 to 12/31/2010         14.247829          17.206447            4,284.8612
01/01/2011 to 12/31/2011         17.206447          14.195811            2,370.6587
01/01/2012 to 12/31/2012         14.195811          16.487030            1,014.9286
01/01/2013 to 12/31/2013         16.487030          20.724638            8,150.1794
01/01/2014 to 12/31/2014         20.724638          19.049295            8,913.2395
01/01/2015 to 12/31/2015         19.049295          19.845665           12,164.7965
01/01/2016 to 12/31/2016         19.845665          20.689278           11,371.8969
01/01/2017 to 12/31/2017         20.689278          26.587888           11,773.3160
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016         53.331925          54.345523           23,223.4941
01/01/2017 to 12/31/2017         54.345523          63.747908           21,838.3336
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS
A) (FORMERLY MET INVESTORS SERIES TRUST -
 PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         20.107937          13.303438              422.3245
01/01/2009 to 12/31/2009         13.303438          16.235601           93,222.4500
01/01/2010 to 12/31/2010         16.235601          18.588562           84,743.0339
01/01/2011 to 12/31/2011         18.588562          17.479629           79,978.7134
01/01/2012 to 12/31/2012         17.479629          19.041561           69,843.8087
01/01/2013 to 12/31/2013         19.041561          24.962649           59,788.0661
01/01/2014 to 12/31/2014         24.962649          27.334742           52,226.7389
01/01/2015 to 12/31/2015         27.334742          26.944790           48,334.2156
01/01/2016 to 04/29/2016         26.944790          27.112982                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.540664           7.361924          270,392.5777
01/01/2009 to 05/01/2009          7.361924           7.276825                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.962968           8.923576        1,097,757.1175
01/01/2009 to 12/31/2009          8.923576          11.588607        1,070,302.8800
01/01/2010 to 12/31/2010         11.588607          12.765184          973,334.0886
01/01/2011 to 12/31/2011         12.765184          12.049965          894,456.8292
01/01/2012 to 12/31/2012         12.049965          13.377280          809,670.5725
01/01/2013 to 12/31/2013         13.377280          17.596592          699,262.9749
01/01/2014 to 12/31/2014         17.596592          19.145478          596,848.1110
01/01/2015 to 12/31/2015         19.145478          19.287919          517,753.4387
01/01/2016 to 12/31/2016         19.287919          20.359742          465,890.3899
01/01/2017 to 12/31/2017         20.359742          23.852310          421,258.8037
--------------------------       ---------          ---------        --------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.967866           8.105624        322,829.9963
01/01/2009 to 12/31/2009          8.105624          11.144049        297,532.7400
01/01/2010 to 12/31/2010         11.144049          12.220261        262,519.5050
01/01/2011 to 12/31/2011         12.220261          12.065387        247,284.9151
01/01/2012 to 12/31/2012         12.065387          13.733793        391,427.4677
01/01/2013 to 12/31/2013         13.733793          18.498998        341,449.7072
01/01/2014 to 12/31/2014         18.498998          19.816928        276,563.6259
01/01/2015 to 12/31/2015         19.816928          21.579412        244,821.0816
01/01/2016 to 12/31/2016         21.579412          21.230540        225,037.6713
01/01/2017 to 12/31/2017         21.230540          28.651717        199,092.7467
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.271393           5.469755        420,157.9012
01/01/2009 to 12/31/2009          5.469755           7.743159        393,920.1800
01/01/2010 to 12/31/2010          7.743159           8.344698        365,561.9551
01/01/2011 to 12/31/2011          8.344698           8.107217        316,152.4774
01/01/2012 to 04/27/2012          8.107217           9.117621              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.101894           6.418417        219,421.2715
01/01/2009 to 12/31/2009          6.418417           8.199228        219,408.2500
01/01/2010 to 12/31/2010          8.199228          10.609230        178,396.7417
01/01/2011 to 12/31/2011         10.609230          10.738517        158,304.2922
01/01/2012 to 12/31/2012         10.738517          11.730182        144,694.5167
01/01/2013 to 12/31/2013         11.730182          17.146193        117,818.6091
01/01/2014 to 12/31/2014         17.146193          17.048775         92,029.1881
01/01/2015 to 12/31/2015         17.048775          17.034637         78,838.3821
01/01/2016 to 12/31/2016         17.034637          17.795807         73,052.1899
01/01/2017 to 12/31/2017         17.795807          22.209513         58,015.7282
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         16.578499          15.877502          2,795.5719
01/01/2014 to 12/31/2014         15.877502          16.495086          1,177.5716
01/01/2015 to 12/31/2015         16.495086          16.240346          3,965.8817
01/01/2016 to 12/31/2016         16.240346          16.332361          2,746.2478
01/01/2017 to 12/31/2017         16.332361          16.562506          3,643.5538
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         45.006877          34.426851         49,857.3941
01/01/2009 to 12/31/2009         34.426851          40.121884         52,419.7200
01/01/2010 to 12/31/2010         40.121884          43.397388         51,325.7909
01/01/2011 to 12/31/2011         43.397388          43.675633         46,782.1550
01/01/2012 to 12/31/2012         43.675633          47.887220         41,962.0492
01/01/2013 to 12/31/2013         47.887220          55.995706         37,413.6564
01/01/2014 to 12/31/2014         55.995706          59.775624         33,619.9896
01/01/2015 to 12/31/2015         59.775624          58.650364         29,932.9717
01/01/2016 to 12/31/2016         58.650364          62.932639         27,325.4576
01/01/2017 to 12/31/2017         62.932639          69.542234         27,755.1941
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.826896          11.029892          1,337.5785
01/01/2009 to 12/31/2009         11.029892          13.102354         12,044.8900
01/01/2010 to 12/31/2010         13.102354          14.350325         26,124.9891
01/01/2011 to 12/31/2011         14.350325          14.227444         33,416.2084
01/01/2012 to 12/31/2012         14.227444          16.301543         32,932.0225
01/01/2013 to 12/31/2013         16.301543          21.741561        119,065.0672
01/01/2014 to 12/31/2014         21.741561          23.680015        113,818.6660
01/01/2015 to 12/31/2015         23.680015          23.242429        113,564.8551
01/01/2016 to 12/31/2016         23.242429          26.123767        104,933.3066
01/01/2017 to 12/31/2017         26.123767          30.260863         91,540.1574
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998356           6.595589         27,751.7725
01/01/2009 to 12/31/2009          6.595589           8.114223         81,283.8900
01/01/2010 to 12/31/2010          8.114223           8.874608        162,923.4627
01/01/2011 to 12/31/2011          8.874608           8.694938        192,527.6359
01/01/2012 to 12/31/2012          8.694938           9.756735        164,381.2023
01/01/2013 to 04/26/2013          9.756735          10.684230              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.816384          24.729525         50,776.6449
01/01/2014 to 12/31/2014         24.729525          24.288137         42,539.5102
01/01/2015 to 12/31/2015         24.288137          24.017442         36,519.3783
01/01/2016 to 12/31/2016         24.017442          28.011950         31,885.2153
01/01/2017 to 12/31/2017         28.011950          31.870180         31,651.9267
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.610081           9.487441         83,560.4552
01/01/2009 to 12/31/2009          9.487441          12.782003         74,735.6300
01/01/2010 to 12/31/2010         12.782003          15.470184         70,260.6369
01/01/2011 to 12/31/2011         15.470184          14.436229         57,994.0082
01/01/2012 to 12/31/2012         14.436229          14.971828         55,239.1681
01/01/2013 to 04/26/2013         14.971828          16.228423              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         15.886592          18.773125            715.3678
01/01/2011 to 12/31/2011         18.773125          15.410303          1,738.1691
01/01/2012 to 12/31/2012         15.410303          15.571040          2,586.5781
01/01/2013 to 12/31/2013         15.571040          16.988928          2,677.6384
01/01/2014 to 12/31/2014         16.988928          13.585593          3,145.2744
01/01/2015 to 12/31/2015         13.585593           8.999092          4,929.9869
01/01/2016 to 12/31/2016          8.999092          12.742764          3,705.1550
01/01/2017 to 12/31/2017         12.742764          12.460552          4,498.7348
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.898634          32.058770          4,565.1772
01/01/2017 to 12/31/2017         32.058770          34.181087          4,431.3197
--------------------------       ---------          ---------        ------------


                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008      19.934673          17.527708             1,304.8099
01/01/2009 to 12/31/2009      17.527708          22.980047             7,105.5900
01/01/2010 to 12/31/2010      22.980047          25.394296             9,437.9967
01/01/2011 to 12/31/2011      25.394296          25.925019             8,698.4399
01/01/2012 to 12/31/2012      25.925019          28.505772             7,483.6631
01/01/2013 to 12/31/2013      28.505772          28.515147             7,900.0696
01/01/2014 to 12/31/2014      28.515147          29.378191             7,036.7936
01/01/2015 to 12/31/2015      29.378191          28.565823             6,272.9577
01/01/2016 to 04/29/2016      28.565823          29.290759                 0.0000
--------------------------    ---------          ---------             ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016      29.353239          30.425544           145,566.0186
01/01/2017 to 12/31/2017      30.425544          32.351465           136,859.9771
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008      19.349333          15.514573           322,654.8108
01/01/2009 to 12/31/2009      15.514573          20.903878           347,416.7100
01/01/2010 to 12/31/2010      20.903878          23.262748           326,466.1897
01/01/2011 to 12/31/2011      23.262748          23.939057           252,962.8455
01/01/2012 to 12/31/2012      23.939057          26.633903           225,915.0404
01/01/2013 to 12/31/2013      26.633903          28.330869           198,210.4588
01/01/2014 to 12/31/2014      28.330869          29.256807           173,648.5171
01/01/2015 to 12/31/2015      29.256807          28.194523           151,986.8600
01/01/2016 to 04/29/2016      28.194523          29.041900                 0.0000
--------------------------    ---------          ---------           ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008      16.372605          11.105452            62,190.1508
01/01/2009 to 12/31/2009      11.105452          13.943187            54,470.2500
01/01/2010 to 12/31/2010      13.943187          15.467300            49,379.0478
01/01/2011 to 12/31/2011      15.467300          15.530269            44,251.6284
01/01/2012 to 12/31/2012      15.530269          18.251097            37,687.4699
01/01/2013 to 12/31/2013      18.251097          23.807630            32,419.3950
01/01/2014 to 12/31/2014      23.807630          26.422473            27,424.5813
01/01/2015 to 12/31/2015      26.422473          25.237067            25,426.8574
01/01/2016 to 12/31/2016      25.237067          28.253414            23,658.1445
01/01/2017 to 12/31/2017      28.253414          33.059219            21,366.6754

                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2008 to 12/31/2008          20.351898          11.949861           953.4015
01/01/2009 to 12/31/2009          11.949861          15.912758           882.9200
01/01/2010 to 12/31/2010          15.912758          17.683633           866.8424
01/01/2011 to 12/31/2011          17.683633          16.238299           845.4581
01/01/2012 to 12/31/2012          16.238299          18.470526           826.1057
01/01/2013 to 12/31/2013          18.470526          21.644399           812.6321
01/01/2014 to 12/31/2014          21.644399          21.382101           787.6282
01/01/2015 to 12/31/2015          21.382101          20.559841           568.2508
01/01/2016 to 12/31/2016          20.559841          20.152192           557.2374
01/01/2017 to 12/31/2017          20.152192          24.407589           435.7642
--------------------------        ---------          ---------           --------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          28.861300          17.507013         5,232.3262
01/01/2009 to 12/31/2009          17.507013          24.530121         8,875.0000
01/01/2010 to 12/31/2010          24.530121          26.990087        11,733.1907
01/01/2011 to 12/31/2011          26.990087          24.214193        18,252.5316
01/01/2012 to 12/31/2012          24.214193          29.218868        18,217.6392
01/01/2013 to 12/31/2013          29.218868          37.163951        18,641.5343
01/01/2014 to 12/31/2014          37.163951          37.438790        16,948.3167
01/01/2015 to 12/31/2015          37.438790          39.420116        18,311.5174
01/01/2016 to 12/31/2016          39.420116          39.054887        18,255.4816
01/01/2017 to 12/31/2017          39.054887          50.558282        13,060.5935
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.515648          15.937781            16.7023
01/01/2009 to 12/31/2009          15.937781          25.311848           620.6900
01/01/2010 to 12/31/2010          25.311848          30.509116         1,115.0407
01/01/2011 to 12/31/2011          30.509116          24.289441         2,295.8170
01/01/2012 to 12/31/2012          24.289441          28.261104         2,311.8733
01/01/2013 to 12/31/2013          28.261104          35.695670         2,068.5992
01/01/2014 to 12/31/2014          35.695670          35.892673         2,337.0081
01/01/2015 to 12/31/2015          35.892673          35.434484         2,530.3424
01/01/2016 to 12/31/2016          35.434484          35.621593         3,110.8449
01/01/2017 to 12/31/2017          35.621593          44.157908         2,774.0001
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         162.724666          93.994729           344.3839
01/01/2009 to 12/31/2009          93.994729         129.024577           361.4000
01/01/2010 to 12/31/2010         129.024577         150.773987           840.0676
01/01/2011 to 12/31/2011         150.773987         142.110181         2,200.0884
01/01/2012 to 12/31/2012         142.110181         164.945713         2,060.5600
01/01/2013 to 12/31/2013         164.945713         211.298539         2,183.2155
01/01/2014 to 12/31/2014         211.298539         225.751612         2,137.3852
01/01/2015 to 12/31/2015         225.751612         237.523605         2,111.6125
01/01/2016 to 12/31/2016         237.523605         256.059813         1,733.1633
01/01/2017 to 12/31/2017         256.059813         323.467194         1,722.7966
--------------------------       ----------         ----------        -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.203841          10.541615        59,524.5328
01/01/2013 to 12/31/2013          10.541615          11.536399        36,221.8575
01/01/2014 to 12/31/2014          11.536399          12.193645        33,023.3202
01/01/2015 to 12/31/2015          12.193645          12.075643        38,758.8824
01/01/2016 to 12/31/2016          12.075643          12.317477        43,303.7354
01/01/2017 to 12/31/2017          12.317477          13.780252        43,967.8594
--------------------------       ----------         ----------        -----------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996830           1.039332                0.0000
01/01/2015 to 12/31/2015          1.039332           1.013279            6,112.7026
01/01/2016 to 12/31/2016          1.013279           1.017598           29,346.1489
01/01/2017 to 12/31/2017          1.017598           1.157180           27,361.3510
--------------------------        --------           --------           -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.136121          11.531416           68,110.7451
01/01/2013 to 12/31/2013         11.531416          10.969004           58,404.6156
01/01/2014 to 12/31/2014         10.969004          11.232053           55,291.4275
01/01/2015 to 12/31/2015         11.232053          10.000546           67,078.1874
01/01/2016 to 12/31/2016         10.000546          10.729114           53,338.3476
01/01/2017 to 12/31/2017         10.729114          11.600119           66,174.6959
--------------------------       ---------          ---------           -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.959161          10.271320           75,800.2199
01/01/2013 to 12/31/2013         10.271320          11.155889          159,477.3147
01/01/2014 to 12/31/2014         11.155889          11.634125          274,070.3383
01/01/2015 to 12/31/2015         11.634125          11.442731          320,626.0907
01/01/2016 to 12/31/2016         11.442731          11.766019          295,178.6529
01/01/2017 to 12/31/2017         11.766019          13.127394          285,601.9843
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         14.151781          17.828224           62,347.0700
01/01/2010 to 12/31/2010         17.828224          20.322814           96,853.0405
01/01/2011 to 12/31/2011         20.322814          20.480040           37,350.0527
01/01/2012 to 12/31/2012         20.480040          23.499166           36,230.1210
01/01/2013 to 12/31/2013         23.499166          25.297280           38,151.8512
01/01/2014 to 12/31/2014         25.297280          25.728991           38,934.9059
01/01/2015 to 12/31/2015         25.728991          24.307983           37,720.4638
01/01/2016 to 12/31/2016         24.307983          27.279691           33,782.7707
01/01/2017 to 12/31/2017         27.279691          28.945569           33,032.5561
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.169061           7.674018        1,535,912.6750
01/01/2009 to 12/31/2009          7.674018          10.022737        1,400,066.7100
01/01/2010 to 12/31/2010         10.022737          11.497114        1,364,615.6660
01/01/2011 to 12/31/2011         11.497114          10.666773          936,437.0345
01/01/2012 to 12/31/2012         10.666773          12.260127          839,062.7299
01/01/2013 to 12/31/2013         12.260127          15.633590          777,351.3200
01/01/2014 to 12/31/2014         15.633590          16.176434          616,866.3906
01/01/2015 to 12/31/2015         16.176434          15.607765          583,894.4452
01/01/2016 to 12/31/2016         15.607765          16.747474          441,936.2983
01/01/2017 to 12/31/2017         16.747474          20.272653          365,582.4979
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.986072          10.438856           23,487.6249
01/01/2013 to 12/31/2013         10.438856          11.754454           95,553.5466
01/01/2014 to 12/31/2014         11.754454          12.690330           99,759.8163
01/01/2015 to 12/31/2015         12.690330          11.984397          111,978.5674
01/01/2016 to 12/31/2016         11.984397          12.787154          120,705.2240
01/01/2017 to 12/31/2017         12.787154          14.899302          161,345.4977
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.452971           6.164667        364,125.2526
01/01/2009 to 12/31/2009          6.164667          10.254869        410,476.1700
01/01/2010 to 12/31/2010         10.254869          12.485909        410,275.0363
01/01/2011 to 12/31/2011         12.485909           9.994683        382,555.7221
01/01/2012 to 12/31/2012          9.994683          11.699610        353,069.8090
01/01/2013 to 12/31/2013         11.699610          10.945850        349,212.7922
01/01/2014 to 12/31/2014         10.945850          10.074676        351,407.3540
01/01/2015 to 12/31/2015         10.074676           8.549479        329,244.9945
01/01/2016 to 12/31/2016          8.549479           9.386232        321,890.1046
01/01/2017 to 12/31/2017          9.386232          11.860450        296,884.3920
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987878           9.757096         91,632.1430
01/01/2012 to 12/31/2012          9.757096          10.028733         72,506.4837
01/01/2013 to 12/31/2013         10.028733           9.989104         87,393.6539
01/01/2014 to 12/31/2014          9.989104           9.939505        114,407.0595
01/01/2015 to 12/31/2015          9.939505           9.725711        141,187.0018
01/01/2016 to 12/31/2016          9.725711           9.876187        127,237.9959
01/01/2017 to 12/31/2017          9.876187           9.854197        103,555.3539
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.770512          12.170430          5,950.1434
01/01/2011 to 12/31/2011         12.170430          11.943992         11,007.6424
01/01/2012 to 12/31/2012         11.943992          13.439500          9,315.4374
01/01/2013 to 12/31/2013         13.439500          13.370076         11,030.7084
01/01/2014 to 12/31/2014         13.370076          13.314584          9,066.3898
01/01/2015 to 12/31/2015         13.314584          12.564443          7,805.2144
01/01/2016 to 12/31/2016         12.564443          12.479398          8,287.2487
01/01/2017 to 12/31/2017         12.479398          12.305169          8,950.5226
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          6.964178           8.328199              0.0000
01/01/2010 to 12/31/2010          8.328199           9.214113          2,302.4146
01/01/2011 to 12/31/2011          9.214113           9.088580          4,556.9248
01/01/2012 to 12/31/2012          9.088580          10.140135          4,865.2644
01/01/2013 to 12/31/2013         10.140135          13.396351          4,543.1584
01/01/2014 to 12/31/2014         13.396351          14.959715          4,282.2193
01/01/2015 to 12/31/2015         14.959715          15.379274          4,011.5644
01/01/2016 to 12/31/2016         15.379274          16.383078          3,942.8566
01/01/2017 to 12/31/2017         16.383078          19.655388          3,798.0621
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         17.043008           9.310030        272,766.8610
01/01/2009 to 12/31/2009          9.310030          12.350911        276,749.2300
01/01/2010 to 12/31/2010         12.350911          14.119798        240,895.6367
01/01/2011 to 12/31/2011         14.119798          13.126372        230,365.7004
01/01/2012 to 12/31/2012         13.126372          16.282280        207,750.3041
01/01/2013 to 12/31/2013         16.282280          16.600277        202,112.5575
01/01/2014 to 12/31/2014         16.600277          18.513524        214,136.9059
01/01/2015 to 12/31/2015         18.513524          17.973286        159,397.7474
01/01/2016 to 12/31/2016         17.973286          17.851529        152,235.4231
01/01/2017 to 12/31/2017         17.851529          19.466494        143,587.6600
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.359225           7.569276          987,716.1050
01/01/2012 to 12/31/2012          7.569276           8.831514          889,674.6582
01/01/2013 to 12/31/2013          8.831514          12.661135          775,042.2623
01/01/2014 to 12/31/2014         12.661135          14.821679          715,108.2165
01/01/2015 to 12/31/2015         14.821679          14.004631          644,470.0476
01/01/2016 to 12/31/2016         14.004631          14.158857          590,531.9826
01/01/2017 to 12/31/2017         14.158857          16.508125          545,385.2763
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.327747           4.614768          397,019.5508
01/01/2009 to 12/31/2009          4.614768           6.269067          404,485.0000
01/01/2010 to 12/31/2010          6.269067           6.625444          357,682.8321
01/01/2011 to 04/29/2011          6.625444           7.041458                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.046910          788,059.5045
01/01/2013 to 12/31/2013          1.046910           1.049991        1,179,380.9298
01/01/2014 to 12/31/2014          1.049991           1.091538        1,051,686.1128
01/01/2015 to 12/31/2015          1.091538           1.029557          959,575.7660
01/01/2016 to 12/31/2016          1.029557           1.132497        1,005,659.1375
01/01/2017 to 12/31/2017          1.132497           1.226643          927,315.1216
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.480694           7.244190          268,990.4271
01/01/2009 to 12/31/2009          7.244190           9.028080          248,012.0600
01/01/2010 to 12/31/2010          9.028080          10.209672          304,913.0645
01/01/2011 to 12/31/2011         10.209672           9.903871          259,017.2604
01/01/2012 to 12/31/2012          9.903871          11.548197          212,872.4303
01/01/2013 to 12/31/2013         11.548197          15.394522          214,901.5361
01/01/2014 to 12/31/2014         15.394522          16.569280          202,506.1390
01/01/2015 to 12/31/2015         16.569280          15.340294          213,583.0685
01/01/2016 to 12/31/2016         15.340294          17.717108          140,193.5097
01/01/2017 to 12/31/2017         17.717108          20.589148          126,187.8704
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012743           1.048954           62,070.5999
01/01/2013 to 12/31/2013          1.048954           1.146295          222,261.1257
01/01/2014 to 12/31/2014          1.146295           1.207398          335,719.4931
01/01/2015 to 12/31/2015          1.207398           1.199459          839,723.9710
01/01/2016 to 12/31/2016          1.199459           1.215296          757,334.5545
01/01/2017 to 12/31/2017          1.215296           1.395985          652,750.5901
--------------------------       ---------          ---------        --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.217648           9.789482              592.4558
01/01/2009 to 12/31/2009          9.789482          12.412346              589.9000
01/01/2010 to 12/31/2010         12.412346          14.574072              875.1120
01/01/2011 to 12/31/2011         14.574072          12.863440            1,843.1733
01/01/2012 to 12/31/2012         12.863440          14.609750            1,476.4703
01/01/2013 to 12/31/2013         14.609750          19.118072              911.1575
01/01/2014 to 12/31/2014         19.118072          19.646881              888.9016
01/01/2015 to 12/31/2015         19.646881          17.906740              750.2815
01/01/2016 to 12/31/2016         17.906740          23.010244              676.9082
01/01/2017 to 12/31/2017         23.010244          23.407787            1,006.9500
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078945           1.127041              0.0000
01/01/2014 to 12/31/2014          1.127041           1.212477         65,724.1605
01/01/2015 to 12/31/2015          1.212477           1.179361        356,048.5468
01/01/2016 to 12/31/2016          1.179361           1.211868        289,307.3554
01/01/2017 to 12/31/2017          1.211868           1.378757        308,261.1273
--------------------------        --------           --------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.753236          10.079197        596,720.4093
01/01/2009 to 12/31/2009         10.079197          13.063369        540,968.0700
01/01/2010 to 12/31/2010         13.063369          14.336647        491,102.2681
01/01/2011 to 12/31/2011         14.336647          12.610368        452,308.2946
01/01/2012 to 12/31/2012         12.610368          14.497083        418,999.9565
01/01/2013 to 12/31/2013         14.497083          17.025678        363,367.1525
01/01/2014 to 12/31/2014         17.025678          15.598789        330,191.4479
01/01/2015 to 12/31/2015         15.598789          15.086420        306,172.7989
01/01/2016 to 12/31/2016         15.086420          14.724356        294,860.3479
01/01/2017 to 12/31/2017         14.724356          18.580583        256,382.9504
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.956695           6.792639        126,998.1829
01/01/2009 to 12/31/2009          6.792639          10.518643        120,262.9800
01/01/2010 to 12/31/2010         10.518643          13.680173        111,543.7762
01/01/2011 to 12/31/2011         13.680173          12.537777        100,444.8613
01/01/2012 to 12/31/2012         12.537777          13.489703         89,032.0444
01/01/2013 to 12/31/2013         13.489703          18.465551         80,258.1766
01/01/2014 to 12/31/2014         18.465551          18.365921         71,105.6697
01/01/2015 to 12/31/2015         18.365921          17.175139         66,206.3049
01/01/2016 to 12/31/2016         17.175139          15.480251         61,661.8782
01/01/2017 to 12/31/2017         15.480251          21.326659         57,237.3241
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.900569          11.646713          8,688.1437
01/01/2009 to 12/31/2009         11.646713          16.031847          8,631.5600
01/01/2010 to 12/31/2010         16.031847          18.299553          8,697.5393
01/01/2011 to 12/31/2011         18.299553          16.504100          9,035.3661
01/01/2012 to 12/31/2012         16.504100          19.689797          8,850.4002
01/01/2013 to 12/31/2013         19.689797          24.643505         18,805.7270
01/01/2014 to 12/31/2014         24.643505          24.784287         17,611.1672
01/01/2015 to 12/31/2015         24.784287          25.363489         16,278.8690
01/01/2016 to 12/31/2016         25.363489          25.031072         16,719.8296
01/01/2017 to 12/31/2017         25.031072          33.701299         11,323.3199
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         19.985768          11.349048         11,111.0542
01/01/2009 to 12/31/2009         11.349048          14.650123          9,563.6800
01/01/2010 to 12/31/2010         14.650123          15.491531          8,579.4180
01/01/2011 to 04/29/2011         15.491531          17.275432              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           6.562488          2,663.6584
01/01/2009 to 12/31/2009          6.562488           8.569370          4,737.5700
01/01/2010 to 12/31/2010          8.569370           9.083842          6,520.8902
01/01/2011 to 12/31/2011          9.083842           8.327508         19,779.6387
01/01/2012 to 12/31/2012          8.327508          10.020125         17,419.4751
01/01/2013 to 04/26/2013         10.020125          10.647362              0.0000
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999788           1.034516                0.0000
01/01/2015 to 12/31/2015          1.034516           0.962815                0.0000
01/01/2016 to 12/31/2016          0.962815           1.053457                0.0000
01/01/2017 to 12/31/2017          1.053457           1.167975                0.0000
--------------------------        --------           --------                ------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.615484          12.834995          462,144.7100
01/01/2010 to 12/31/2010         12.834995          13.618440          474,352.0973
01/01/2011 to 12/31/2011         13.618440          14.903492          444,779.5970
01/01/2012 to 12/31/2012         14.903492          16.013001          422,754.5344
01/01/2013 to 12/31/2013         16.013001          14.304314          328,697.5153
01/01/2014 to 12/31/2014         14.304314          14.491787          288,900.9516
01/01/2015 to 12/31/2015         14.491787          13.825127          255,596.5978
01/01/2016 to 12/31/2016         13.825127          14.290930          238,717.0241
01/01/2017 to 12/31/2017         14.290930          14.559693          234,212.3216
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.191600          13.041402        1,126,122.6669
01/01/2009 to 12/31/2009         13.041402          15.155905        1,338,326.3400
01/01/2010 to 12/31/2010         15.155905          16.142116        1,292,032.1519
01/01/2011 to 12/31/2011         16.142116          16.398294        1,192,865.4435
01/01/2012 to 12/31/2012         16.398294          17.641576        1,145,734.6700
01/01/2013 to 12/31/2013         17.641576          17.037533        1,046,588.4881
01/01/2014 to 12/31/2014         17.037533          17.478695          876,449.6340
01/01/2015 to 12/31/2015         17.478695          17.210733          741,494.2528
01/01/2016 to 12/31/2016         17.210733          17.388274          669,148.9329
01/01/2017 to 12/31/2017         17.388274          17.892139          626,467.2323
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.756296          10.911620            6,476.7238
01/01/2013 to 12/31/2013         10.911620          10.258227                0.0000
01/01/2014 to 12/31/2014         10.258227          10.863707              786.7459
01/01/2015 to 12/31/2015         10.863707          10.742623            9,706.4907
01/01/2016 to 12/31/2016         10.742623          10.716734           31,806.4985
01/01/2017 to 12/31/2017         10.716734          10.826700           25,240.6615
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215677          10.741899            2,754.7806
01/01/2014 to 12/31/2014         10.741899          11.490620            7,922.8233
01/01/2015 to 12/31/2015         11.490620          11.172311           37,538.5190
01/01/2016 to 12/31/2016         11.172311          11.502747           33,805.7209
01/01/2017 to 12/31/2017         11.502747          13.191944           48,216.7330
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010721           1.067048          102,507.6832
01/01/2013 to 12/31/2013          1.067048           1.156866           90,431.3613
01/01/2014 to 12/31/2014          1.156866           1.227228          121,820.1471
01/01/2015 to 12/31/2015          1.227228           1.197730          123,211.9457
01/01/2016 to 12/31/2016          1.197730           1.245977           67,341.1600
01/01/2017 to 12/31/2017          1.245977           1.402257          107,261.9947
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.758179          10.488347        232,249.8700
01/01/2010 to 12/31/2010         10.488347          11.591023        287,201.3153
01/01/2011 to 12/31/2011         11.591023          11.534218        240,756.1157
01/01/2012 to 12/31/2012         11.534218          12.814640        200,506.0584
01/01/2013 to 12/31/2013         12.814640          14.249194        159,708.6713
01/01/2014 to 12/31/2014         14.249194          14.845443        154,433.3538
01/01/2015 to 12/31/2015         14.845443          14.330148        146,640.4199
01/01/2016 to 12/31/2016         14.330148          14.925871        145,163.9856
01/01/2017 to 12/31/2017         14.925871          17.027833        142,874.3445
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.062226           9.940016         78,382.7900
01/01/2010 to 12/31/2010          9.940016          11.172483        207,630.6194
01/01/2011 to 12/31/2011         11.172483          10.766774        210,262.8165
01/01/2012 to 12/31/2012         10.766774          12.193838        170,007.8619
01/01/2013 to 12/31/2013         12.193838          14.176143        116,431.9234
01/01/2014 to 12/31/2014         14.176143          14.708912        157,390.2312
01/01/2015 to 12/31/2015         14.708912          14.147975        147,543.4499
01/01/2016 to 12/31/2016         14.147975          14.888720        136,682.0295
01/01/2017 to 12/31/2017         14.888720          17.539128        129,931.3714
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         57.217089          35.945369         70,664.6477
01/01/2009 to 12/31/2009         35.945369          42.001620         65,317.6500
01/01/2010 to 12/31/2010         42.001620          48.521828         57,080.8793
01/01/2011 to 12/31/2011         48.521828          45.976848         51,302.4826
01/01/2012 to 12/31/2012         45.976848          53.537308         46,173.8147
01/01/2013 to 12/31/2013         53.537308          70.684477         39,999.8555
01/01/2014 to 12/31/2014         70.684477          79.038744         35,023.3800
01/01/2015 to 12/31/2015         79.038744          75.245148         31,030.5124
01/01/2016 to 12/31/2016         75.245148          86.092953         27,831.5108
01/01/2017 to 12/31/2017         86.092953          99.411891         25,631.0243
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.377185          35.967814        411,273.3121
01/01/2009 to 12/31/2009         35.967814          41.928431        395,436.6000
01/01/2010 to 12/31/2010         41.928431          48.309957        368,915.5742
01/01/2011 to 12/31/2011         48.309957          45.660800        327,734.0317
01/01/2012 to 12/31/2012         45.660800          53.037202        287,622.0925
01/01/2013 to 12/31/2013         53.037202          69.859904        250,679.3885
01/01/2014 to 12/31/2014         69.859904          77.920551        217,560.0163
01/01/2015 to 12/31/2015         77.920551          73.970867        198,848.7158
01/01/2016 to 12/31/2016         73.970867          84.445625        176,562.6328
01/01/2017 to 12/31/2017         84.445625          97.243166        152,568.6868
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.422945           8.101541          8,459.1850
01/01/2009 to 12/31/2009          8.101541          10.355020          8,711.8200
01/01/2010 to 04/30/2010         10.355020          11.057691              0.0000
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.668240           5.735290        573,694.3598
01/01/2009 to 12/31/2009          5.735290           8.214937        597,489.2400
01/01/2010 to 12/31/2010          8.214937          10.327880        562,329.8372
01/01/2011 to 12/31/2011         10.327880          10.001799        503,082.1328
01/01/2012 to 12/31/2012         10.001799          11.194572        449,918.8428
01/01/2013 to 12/31/2013         11.194572          15.054336        415,092.9530
01/01/2014 to 12/31/2014         15.054336          16.716356        319,662.6802
01/01/2015 to 12/31/2015         16.716356          17.557671        298,017.7516
01/01/2016 to 12/31/2016         17.557671          18.362182        262,004.1965
01/01/2017 to 12/31/2017         18.362182          22.554323        226,444.5551
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         27.452727          16.548422        294,989.3528
01/01/2009 to 12/31/2009         16.548422          20.617392        284,413.5500
01/01/2010 to 12/31/2010         20.617392          25.482748        252,852.3917
01/01/2011 to 12/31/2011         25.482748          24.163669        228,905.9807
01/01/2012 to 12/31/2012         24.163669          27.286655        206,980.4171
01/01/2013 to 12/31/2013         27.286655          35.009194        181,363.9431
01/01/2014 to 12/31/2014         35.009194          37.794846        163,192.9543
01/01/2015 to 12/31/2015         37.794846          33.871234        148,129.3582
01/01/2016 to 12/31/2016         33.871234          38.520988        136,330.0587
01/01/2017 to 12/31/2017         38.520988          41.524031        118,601.9097
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         21.034015          11.547289         53,674.1681
01/01/2009 to 12/31/2009         11.547289          13.858037         56,566.5300
01/01/2010 to 12/31/2010         13.858037          14.581182         49,731.5591
01/01/2011 to 12/31/2011         14.581182          11.466803         50,886.1046
01/01/2012 to 12/31/2012         11.466803          13.476078         52,961.8014
01/01/2013 to 12/31/2013         13.476078          15.277449        192,488.4935
01/01/2014 to 12/31/2014         15.277449          14.539548        187,807.2959
01/01/2015 to 12/31/2015         14.539548          14.005246        184,856.7534
01/01/2016 to 12/31/2016         14.005246          14.486334        177,379.1753
01/01/2017 to 12/31/2017         14.486334          19.240928        149,799.6535
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         46.771027          44.362024         14,874.9784
01/01/2009 to 12/31/2009         44.362024          47.691089         12,880.0500
01/01/2010 to 12/31/2010         47.691089          50.746727         12,329.1861
01/01/2011 to 12/31/2011         50.746727          53.118389         14,461.8272
01/01/2012 to 12/31/2012         53.118389          56.105308         14,721.0168
01/01/2013 to 12/31/2013         56.105308          54.685705         15,254.1241
01/01/2014 to 12/31/2014         54.685705          57.511374         15,367.9291
01/01/2015 to 12/31/2015         57.511374          56.819777         15,284.1793
01/01/2016 to 12/31/2016         56.819777          57.548979         16,832.3412
01/01/2017 to 12/31/2017         57.548979          58.847115         16,833.8493
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.824883          11.117560         20,068.7100
01/01/2010 to 12/31/2010         11.117560          13.116297         14,817.2674
01/01/2011 to 12/31/2011         13.116297          11.759572         14,746.4019
01/01/2012 to 12/31/2012         11.759572          13.241824         15,313.4279
01/01/2013 to 12/31/2013         13.241824          17.499801         15,534.9852
01/01/2014 to 12/31/2014         17.499801          18.763797         12,650.2157
01/01/2015 to 12/31/2015         18.763797          19.635260         12,120.0658
01/01/2016 to 12/31/2016         19.635260          19.349747         12,308.2122
01/01/2017 to 12/31/2017         19.349747          25.517730         12,028.5365
--------------------------       ---------          ---------        ------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         16.003372           9.037492            16,380.6371
01/01/2009 to 05/01/2009          9.037492           8.591140                 0.0000
--------------------------       ---------           --------            -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.618348          10.726329         2,284,101.6264
01/01/2009 to 12/31/2009         10.726329          10.588094         1,525,154.2500
01/01/2010 to 12/31/2010         10.588094          10.425239         1,205,546.9615
01/01/2011 to 12/31/2011         10.425239          10.265326           942,625.3766
01/01/2012 to 12/31/2012         10.265326          10.106578         1,086,706.2707
01/01/2013 to 12/31/2013         10.106578           9.951130           792,241.1538
01/01/2014 to 12/31/2014          9.951130           9.798073           728,579.0273
01/01/2015 to 12/31/2015          9.798073           9.647370           553,699.2579
01/01/2016 to 12/31/2016          9.647370           9.509638           430,954.4504
01/01/2017 to 12/31/2017          9.509638           9.423196           360,244.4225
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.760325          14.018688             3,221.2296
01/01/2015 to 12/31/2015         14.018688          13.722248            56,458.9711
01/01/2016 to 12/31/2016         13.722248          14.123267            17,776.6578
01/01/2017 to 12/31/2017         14.123267          14.870691            14,399.9895
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.600009           9.062519         2,159,486.8389
01/01/2009 to 12/31/2009          9.062519          10.967254         2,497,299.8200
01/01/2010 to 12/31/2010         10.967254          11.975937         2,177,429.4981
01/01/2011 to 12/31/2011         11.975937          12.001477         2,115,155.9229
01/01/2012 to 12/31/2012         12.001477          13.105255         2,297,530.1270
01/01/2013 to 12/31/2013         13.105255          14.075290         1,879,942.8260
01/01/2014 to 04/25/2014         14.075290          14.184385                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.096278           8.763057         3,598,191.9541
01/01/2009 to 12/31/2009          8.763057          10.879096         3,979,307.5900
01/01/2010 to 12/31/2010         10.879096          12.040052         3,901,048.6063
01/01/2011 to 12/31/2011         12.040052          11.841405         3,935,094.1230
01/01/2012 to 12/31/2012         11.841405          13.103329         3,530,442.6122
01/01/2013 to 12/31/2013         13.103329          14.737182         3,171,181.0548
01/01/2014 to 04/25/2014         14.737182          14.795444                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.356889          14.743659         4,407,926.8676
01/01/2015 to 12/31/2015         14.743659          14.361077         3,810,842.1741
01/01/2016 to 12/31/2016         14.361077          15.001028         3,360,808.9284
01/01/2017 to 12/31/2017         15.001028          16.342905         2,950,443.7891
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.481300           8.364141        10,849,770.5766
01/01/2009 to 12/31/2009          8.364141          10.569112        10,269,763.0200
01/01/2010 to 12/31/2010         10.569112          11.820410         9,751,532.9934
01/01/2011 to 12/31/2011         11.820410          11.440794         9,159,590.7551
01/01/2012 to 12/31/2012         11.440794          12.833143         8,345,063.0100
01/01/2013 to 12/31/2013         12.833143          15.089511         7,600,157.5873
01/01/2014 to 04/25/2014         15.089511          15.103578                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.764283          15.276918         7,087,722.8999
01/01/2015 to 12/31/2015         15.276918          14.851241         6,334,125.1094
01/01/2016 to 12/31/2016         14.851241          15.661820         5,563,139.0912
01/01/2017 to 12/31/2017         15.661820          17.693422         4,920,385.3592
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.137431           8.036651        12,124,140.4414
01/01/2009 to 12/31/2009          8.036651          10.294738        11,480,758.2200
01/01/2010 to 12/31/2010         10.294738          11.706585        11,011,636.7263
01/01/2011 to 12/31/2011         11.706585          11.080407        10,438,656.6604
01/01/2012 to 12/31/2012         11.080407          12.624065         9,999,961.7509
01/01/2013 to 12/31/2013         12.624065          15.651096        10,020,906.3295
01/01/2014 to 04/25/2014         15.651096          15.580490                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998301           7.026370           586,127.7145
01/01/2009 to 12/31/2009          7.026370           8.893585           877,303.5700
01/01/2010 to 12/31/2010          8.893585           9.636546         1,095,803.9949
01/01/2011 to 12/31/2011          9.636546           9.321590           950,200.6864
01/01/2012 to 12/31/2012          9.321590          10.657275           978,490.6907
01/01/2013 to 04/26/2013         10.657275          11.467659                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.737691          15.337387         9,384,594.2136
01/01/2015 to 12/31/2015         15.337387          14.845337         8,521,779.2866
01/01/2016 to 12/31/2016         14.845337          15.806947         7,598,153.7707
01/01/2017 to 12/31/2017         15.806947          18.546910         6,580,122.1484
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         10.704953          14.239504                 0.0000
01/01/2010 to 12/31/2010         14.239504          17.187816             3,017.5166
01/01/2011 to 12/31/2011         17.187816          14.173361             5,191.3554
01/01/2012 to 12/31/2012         14.173361          16.452693             5,247.6354
01/01/2013 to 12/31/2013         16.452693          20.671154             8,103.1670
01/01/2014 to 12/31/2014         20.671154          18.990638             6,421.8870
01/01/2015 to 12/31/2015         18.990638          19.774671             6,500.9857
01/01/2016 to 12/31/2016         19.774671          20.604970             9,604.4152
01/01/2017 to 12/31/2017         20.604970          26.466362             6,915.4402
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016         52.761627          53.746581            10,114.0678
01/01/2017 to 12/31/2017         53.746581          63.013956            10,005.7464
--------------------------       ---------          ---------        ---------------


                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS
A) (FORMERLY MET INVESTORS SERIES TRUST -
 PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.968564          13.204595              293.5339
01/01/2009 to 12/31/2009         13.204595          16.106921           44,833.3200
01/01/2010 to 12/31/2010         16.106921          18.432029           38,349.7564
01/01/2011 to 12/31/2011         18.432029          17.323792           35,585.8832
01/01/2012 to 12/31/2012         17.323792          18.862322           33,393.9142
01/01/2013 to 12/31/2013         18.862322          24.715332           29,404.3688
01/01/2014 to 12/31/2014         24.715332          27.050404           27,038.4840
01/01/2015 to 12/31/2015         27.050404          26.651185           23,088.5475
01/01/2016 to 04/29/2016         26.651185          26.813137                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.505142           7.337382          194,297.1720
01/01/2009 to 05/01/2009          7.337382           7.251359                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.880819           8.870125        1,234,431.6681
01/01/2009 to 12/31/2009          8.870125          11.513436        1,195,568.3200
01/01/2010 to 12/31/2010         11.513436          12.676051        1,115,707.0529
01/01/2011 to 12/31/2011         12.676051          11.959860        1,027,299.5651
01/01/2012 to 12/31/2012         11.959860          13.270583          935,096.9332
01/01/2013 to 12/31/2013         13.270583          17.447529          772,027.7312
01/01/2014 to 12/31/2014         17.447529          18.973811          645,530.0514
01/01/2015 to 12/31/2015         18.973811          19.105426          559,895.7047
01/01/2016 to 12/31/2016         19.105426          20.157035          504,086.0079
01/01/2017 to 12/31/2017         20.157035          23.603074          436,906.2357
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.918182           8.070513          433,623.7697
01/01/2009 to 12/31/2009          8.070513          11.090236          363,240.7200
01/01/2010 to 12/31/2010         11.090236          12.155181          344,473.9317
01/01/2011 to 12/31/2011         12.155181          11.995148          324,999.5625
01/01/2012 to 12/31/2012         11.995148          13.646987          544,829.0387
01/01/2013 to 12/31/2013         13.646987          18.372896          462,359.5514
01/01/2014 to 12/31/2014         18.372896          19.672009          405,129.0160
01/01/2015 to 12/31/2015         19.672009          21.410904          349,058.0769
01/01/2016 to 12/31/2016         21.410904          21.054233          307,976.1702
01/01/2017 to 12/31/2017         21.054233          28.399643          254,753.3264
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.214981           5.436980          679,472.6189
01/01/2009 to 12/31/2009          5.436980           7.692918          545,880.7200
01/01/2010 to 12/31/2010          7.692918           8.286415          492,118.1202
01/01/2011 to 12/31/2011          8.286415           8.046579          434,488.9432
01/01/2012 to 04/27/2012          8.046579           9.047954                0.0000
--------------------------       ---------          ---------        --------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.064882           6.393804         44,227.0586
01/01/2009 to 12/31/2009          6.393804           8.163706         39,882.1000
01/01/2010 to 12/31/2010          8.163706          10.557998         34,064.2697
01/01/2011 to 12/31/2011         10.557998          10.681332         30,396.0044
01/01/2012 to 12/31/2012         10.681332          11.661856         27,647.4458
01/01/2013 to 12/31/2013         11.661856          17.037814         27,114.5290
01/01/2014 to 12/31/2014         17.037814          16.932545         23,360.3662
01/01/2015 to 12/31/2015         16.932545          16.910050         20,784.8896
01/01/2016 to 12/31/2016         16.910050          17.656827         20,433.4218
01/01/2017 to 12/31/2017         17.656827          22.025093         16,347.7650
--------------------------       ---------          ---------         -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         16.459002          15.757749         36,995.0079
01/01/2014 to 12/31/2014         15.757749          16.362498         40,853.4368
01/01/2015 to 12/31/2015         16.362498          16.101757         39,077.4757
01/01/2016 to 12/31/2016         16.101757          16.184897         10,074.0474
01/01/2017 to 12/31/2017         16.184897          16.404789          7,563.9887
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.097912          10.013885         67,779.8134
01/01/2009 to 12/31/2009         10.013885          11.664595         68,068.3900
01/01/2010 to 12/31/2010         11.664595          12.610579         66,611.3850
01/01/2011 to 12/31/2011         12.610579          12.685108         56,327.6986
01/01/2012 to 12/31/2012         12.685108          13.901334         53,846.7338
01/01/2013 to 12/31/2013         13.901334          16.247055         46,624.5283
01/01/2014 to 12/31/2014         16.247055          17.335128         42,390.8038
01/01/2015 to 12/31/2015         17.335128          17.000302         35,483.2699
01/01/2016 to 12/31/2016         17.000302          18.232444         33,500.4514
01/01/2017 to 12/31/2017         18.232444          20.137301         31,407.0399
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.749741          10.972398              0.0000
01/01/2009 to 12/31/2009         10.972398          13.027544          2,642.5200
01/01/2010 to 12/31/2010         13.027544          14.261268          8,802.4312
01/01/2011 to 12/31/2011         14.261268          14.132100         17,344.5879
01/01/2012 to 12/31/2012         14.132100          16.184171         16,364.2397
01/01/2013 to 12/31/2013         16.184171          21.574246         97,607.7969
01/01/2014 to 12/31/2014         21.574246          23.486045         91,526.4498
01/01/2015 to 12/31/2015         23.486045          23.040527         79,534.8769
01/01/2016 to 12/31/2016         23.040527          25.883901        118,408.1360
01/01/2017 to 12/31/2017         25.883901          29.968084        103,876.3246
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998301           6.593315         37,172.7960
01/01/2009 to 12/31/2009          6.593315           8.107374        132,880.4000
01/01/2010 to 12/31/2010          8.107374           8.862691        172,740.9336
01/01/2011 to 12/31/2011          8.862691           8.678933        201,264.2905
01/01/2012 to 12/31/2012          8.678933           9.733885        173,253.4134
01/01/2013 to 04/26/2013          9.733885          10.657517              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.689669          24.563132         61,532.2303
01/01/2014 to 12/31/2014         24.563132          24.112658         55,751.6903
01/01/2015 to 12/31/2015         24.112658          23.832007         42,427.8436
01/01/2016 to 12/31/2016         23.832007          27.781792         32,872.7784
01/01/2017 to 12/31/2017         27.781792          31.592581         29,964.3658
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.537282           9.438452        122,521.4422
01/01/2009 to 12/31/2009          9.438452          12.709651        133,468.2100
01/01/2010 to 12/31/2010         12.709651          15.374940        133,230.1827
01/01/2011 to 12/31/2011         15.374940          14.340195        101,338.5884
01/01/2012 to 12/31/2012         14.340195          14.864760         84,563.8075
01/01/2013 to 04/26/2013         14.864760          16.109809              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.000316           8.565889        235,877.1157
01/01/2009 to 12/31/2009          8.565889          12.063953        196,474.3600
01/01/2010 to 12/31/2010         12.063953          13.867398        197,226.7222
01/01/2011 to 12/31/2011         13.867398          13.472232        165,852.1545
01/01/2012 to 12/31/2012         13.472232          15.740985        147,469.2941
01/01/2013 to 12/31/2013         15.740985          21.507664        251,683.9892
01/01/2014 to 12/31/2014         21.507664          23.045926        246,563.2527
01/01/2015 to 12/31/2015         23.045926          25.076944        196,554.6495
01/01/2016 to 12/31/2016         25.076944          25.069466        204,086.7472
01/01/2017 to 12/31/2017         25.069466          32.948697        168,420.5147
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.649804           9.812323         39,934.8018
01/01/2009 to 12/31/2009          9.812323          13.394095         39,050.9400
01/01/2010 to 12/31/2010         13.394095          17.759636         33,415.7570
01/01/2011 to 12/31/2011         17.759636          17.740102         33,114.5954
01/01/2012 to 12/31/2012         17.740102          20.244507         29,657.2940
01/01/2013 to 12/31/2013         20.244507          28.738078         23,834.4772
01/01/2014 to 12/31/2014         28.738078          30.176753         21,215.6751
01/01/2015 to 12/31/2015         30.176753          30.444669         19,697.5962
01/01/2016 to 12/31/2016         30.444669          33.418511         18,591.0137
01/01/2017 to 12/31/2017         33.418511          40.321221         16,884.7269
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         15.874637          18.752786          6,699.3213
01/01/2011 to 12/31/2011         18.752786          15.385924          7,572.2550
01/01/2012 to 12/31/2012         15.385924          15.538597          7,769.1703
01/01/2013 to 12/31/2013         15.538597          16.945060         15,135.0075
01/01/2014 to 12/31/2014         16.945060          13.543729         19,102.5613
01/01/2015 to 12/31/2015         13.543729           8.966866         22,620.1173
01/01/2016 to 12/31/2016          8.966866          12.690791         15,938.0666
01/01/2017 to 12/31/2017         12.690791          12.403550         17,378.9585
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.568259          31.705488          2,295.0427
01/01/2017 to 12/31/2017         31.705488          33.787582          2,011.1706
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.800484          17.400998          2,947.4451
01/01/2009 to 12/31/2009         17.400998          22.802536          2,934.5000
01/01/2010 to 12/31/2010         22.802536          25.185555          3,299.1651
01/01/2011 to 12/31/2011         25.185555          25.699107          4,190.1282
01/01/2012 to 12/31/2012         25.699107          28.243184          4,173.0994
01/01/2013 to 12/31/2013         28.243184          28.238359          3,605.2230
01/01/2014 to 12/31/2014         28.238359          29.078492          3,494.9556
01/01/2015 to 12/31/2015         29.078492          28.260285          3,393.1544
01/01/2016 to 04/29/2016         28.260285          28.972708              0.0000
--------------------------       ---------          ---------        ------------


                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.039245          30.090112        206,291.0521
01/01/2017 to 12/31/2017         30.090112          31.978866        182,847.5949
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.243149          15.421699        510,096.0497
01/01/2009 to 12/31/2009         15.421699          20.768373        486,629.5600
01/01/2010 to 12/31/2010         20.768373          23.100413        428,787.0772
01/01/2011 to 12/31/2011         23.100413          23.760160        363,408.0986
01/01/2012 to 12/31/2012         23.760160          26.421594        324,381.2024
01/01/2013 to 12/31/2013         26.421594          28.090996        292,012.0085
01/01/2014 to 12/31/2014         28.090996          28.994604        251,190.3341
01/01/2015 to 12/31/2015         28.994604          27.927877        223,421.9125
01/01/2016 to 04/29/2016         27.927877          28.762516              0.0000
--------------------------       ---------          ---------        ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         16.001824           9.393208        162,276.4491
01/01/2009 to 12/31/2009          9.393208          12.674712        146,268.9000
01/01/2010 to 12/31/2010         12.674712          13.529051        136,464.2161
01/01/2011 to 12/31/2011         13.529051          11.904603        126,515.1475
01/01/2012 to 12/31/2012         11.904603          13.857607        116,741.7349
01/01/2013 to 12/31/2013         13.857607          16.778798        111,694.7970
01/01/2014 to 12/31/2014         16.778798          14.681617        102,754.9015
01/01/2015 to 12/31/2015         14.681617          13.517184        103,421.3086
01/01/2016 to 12/31/2016         13.517184          14.264251        100,359.3316
01/01/2017 to 12/31/2017         14.264251          16.390123         90,322.3101
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008         16.351444          11.085529         15,194.6944
01/01/2009 to 12/31/2009         11.085529          13.911220         11,193.7600
01/01/2010 to 12/31/2010         13.911220          15.424136          9,977.3437
01/01/2011 to 12/31/2011         15.424136          15.479208          9,092.1975
01/01/2012 to 12/31/2012         15.479208          18.181958          8,330.8612
01/01/2013 to 12/31/2013         18.181958          23.705602          7,068.1518
01/01/2014 to 12/31/2014         23.705602          26.296098          5,352.1641
01/01/2015 to 12/31/2015         26.296098          25.103810          4,288.9283
01/01/2016 to 12/31/2016         25.103810          28.090193          4,000.0116
01/01/2017 to 12/31/2017         28.090193          32.851872          3,759.1871

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2008 to 12/31/2008          20.214957          11.857530        29,471.1785
01/01/2009 to 12/31/2009          11.857530          15.774029        19,369.0000
01/01/2010 to 12/31/2010          15.774029          17.511963        14,011.0783
01/01/2011 to 12/31/2011          17.511963          16.064605        13,543.8777
01/01/2012 to 12/31/2012          16.064605          18.254602        12,162.0005
01/01/2013 to 12/31/2013          18.254602          21.370000         9,093.5691
01/01/2014 to 12/31/2014          21.370000          21.089918         8,808.5184
01/01/2015 to 12/31/2015          21.089918          20.258610         7,479.1686
01/01/2016 to 12/31/2016          20.258610          19.837083         6,221.3862
01/01/2017 to 12/31/2017          19.837083          24.002006         6,396.5272
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          28.554934          17.303773        18,245.0621
01/01/2009 to 12/31/2009          17.303773          24.221121        21,831.2200
01/01/2010 to 12/31/2010          24.221121          26.623489        26,186.3861
01/01/2011 to 12/31/2011          26.623489          23.861454        25,349.4634
01/01/2012 to 12/31/2012          23.861454          28.764307        27,898.0226
01/01/2013 to 12/31/2013          28.764307          36.549240        28,790.1235
01/01/2014 to 12/31/2014          36.549240          36.782723        26,646.8490
01/01/2015 to 12/31/2015          36.782723          38.690611        23,446.9237
01/01/2016 to 12/31/2016          38.690611          38.293830        20,558.5723
01/01/2017 to 12/31/2017          38.293830          49.523694        19,445.9516
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          31.201952          15.768416           402.3475
01/01/2009 to 12/31/2009          15.768416          25.017855         2,141.7700
01/01/2010 to 12/31/2010          25.017855          30.124654         3,499.7678
01/01/2011 to 12/31/2011          30.124654          23.959400         4,221.0181
01/01/2012 to 12/31/2012          23.959400          27.849093         5,696.5579
01/01/2013 to 12/31/2013          27.849093          35.140140         5,274.2630
01/01/2014 to 12/31/2014          35.140140          35.298744         4,801.3951
01/01/2015 to 12/31/2015          35.298744          34.813279         4,216.1887
01/01/2016 to 12/31/2016          34.813279          34.962125         3,959.1372
01/01/2017 to 12/31/2017          34.962125          43.297239         3,612.8199
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         158.828273          91.681703         1,257.7424
01/01/2009 to 12/31/2009          91.681703         125.723749         2,250.9600
01/01/2010 to 12/31/2010         125.723749         146.770040         5,025.9823
01/01/2011 to 12/31/2011         146.770040         138.198287         5,454.0285
01/01/2012 to 12/31/2012         138.198287         160.244109         5,654.6641
01/01/2013 to 12/31/2013         160.244109         205.070632         5,158.0900
01/01/2014 to 12/31/2014         205.070632         218.878686         4,641.7582
01/01/2015 to 12/31/2015         218.878686         230.062068         3,962.5765
01/01/2016 to 12/31/2016         230.062068         247.768141         3,906.1686
01/01/2017 to 12/31/2017         247.768141         312.681024         3,201.6386
--------------------------       ----------         ----------        -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.193556          10.523925        23,150.1404
01/01/2013 to 12/31/2013          10.523925          11.505530        36,296.3676
01/01/2014 to 12/31/2014          11.505530          12.148862        38,075.9934
01/01/2015 to 12/31/2015          12.148862          12.019266        29,361.1518
01/01/2016 to 12/31/2016          12.019266          12.247718        16,662.3762
01/01/2017 to 12/31/2017          12.247718          13.688555        15,409.8922
--------------------------       ----------         ----------        -----------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996816           1.038614                0.0000
01/01/2015 to 12/31/2015          1.038614           1.011568                0.0000
01/01/2016 to 12/31/2016          1.011568           1.014864            4,948.2984
01/01/2017 to 12/31/2017          1.014864           1.152921            5,065.5258
--------------------------        --------           --------            ----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.124600          11.511758           50,000.7473
01/01/2013 to 12/31/2013         11.511758          10.939356           48,950.7582
01/01/2014 to 12/31/2014         10.939356          11.190495           39,458.9681
01/01/2015 to 12/31/2015         11.190495           9.953575           30,963.8497
01/01/2016 to 12/31/2016          9.953575          10.668050           29,444.4631
01/01/2017 to 12/31/2017         10.668050          11.522604           34,378.6260
--------------------------       ---------          ---------           -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.949122          10.254082           40,627.4999
01/01/2013 to 12/31/2013         10.254082          11.126036           98,345.1228
01/01/2014 to 12/31/2014         11.126036          11.591394           97,126.7225
01/01/2015 to 12/31/2015         11.591394          11.389303           87,315.7295
01/01/2016 to 12/31/2016         11.389303          11.699377           83,224.0683
01/01/2017 to 12/31/2017         11.699377          13.040034           72,986.9899
--------------------------       ---------          ---------           -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.973394          17.591890           17,794.7400
01/01/2010 to 12/31/2010         17.591890          20.033380           46,153.6390
01/01/2011 to 12/31/2011         20.033380          20.168240           30,105.1747
01/01/2012 to 12/31/2012         20.168240          23.118155           34,319.3431
01/01/2013 to 12/31/2013         23.118155          24.862243           45,700.9973
01/01/2014 to 12/31/2014         24.862243          25.261255           44,085.8275
01/01/2015 to 12/31/2015         25.261255          23.842215           43,191.3720
01/01/2016 to 12/31/2016         23.842215          26.730246           40,508.2596
01/01/2017 to 12/31/2017         26.730246          28.334305           42,676.5208
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.127531           7.642126        1,877,780.8910
01/01/2009 to 12/31/2009          7.642126           9.971104        1,805,575.4300
01/01/2010 to 12/31/2010          9.971104          11.426466        1,703,935.3171
01/01/2011 to 12/31/2011         11.426466          10.590647        1,475,021.8225
01/01/2012 to 12/31/2012         10.590647          12.160401        1,278,085.9257
01/01/2013 to 12/31/2013         12.160401          15.490933        1,155,739.8757
01/01/2014 to 12/31/2014         15.490933          16.012798        1,011,415.4208
01/01/2015 to 12/31/2015         16.012798          15.434431          908,458.2839
01/01/2016 to 12/31/2016         15.434431          16.544930          867,799.5647
01/01/2017 to 12/31/2017         16.544930          20.007527          795,664.1929
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.976006          10.421339           59,460.1030
01/01/2013 to 12/31/2013         10.421339          11.723002          112,796.5477
01/01/2014 to 12/31/2014         11.723002          12.643725          123,840.1809
01/01/2015 to 12/31/2015         12.643725          11.928444          194,041.3172
01/01/2016 to 12/31/2016         11.928444          12.714734          163,790.0448
01/01/2017 to 12/31/2017         12.714734          14.800162          154,189.5833
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.426056           6.148147        299,044.2081
01/01/2009 to 12/31/2009          6.148147          10.217171        519,731.2100
01/01/2010 to 12/31/2010         10.217171          12.427597        536,022.3710
01/01/2011 to 12/31/2011         12.427597           9.938069        323,403.4527
01/01/2012 to 12/31/2012          9.938069          11.621652        288,183.6798
01/01/2013 to 12/31/2013         11.621652          10.862041        274,993.3699
01/01/2014 to 12/31/2014         10.862041           9.987536        275,583.2739
01/01/2015 to 12/31/2015          9.987536           8.467047        266,437.2249
01/01/2016 to 12/31/2016          8.467047           9.286443        242,083.8969
01/01/2017 to 12/31/2017          9.286443          11.722673        259,703.5764
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987741           9.750493        100,515.5377
01/01/2012 to 12/31/2012          9.750493          10.011875         99,181.1616
01/01/2013 to 12/31/2013         10.011875           9.962344        129,648.9158
01/01/2014 to 12/31/2014          9.962344           9.902968        132,106.8158
01/01/2015 to 12/31/2015          9.902968           9.680273        191,841.6085
01/01/2016 to 12/31/2016          9.680273           9.820221        161,330.0475
01/01/2017 to 12/31/2017          9.820221           9.788588        149,893.0892
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.758658          12.150119            373.6083
01/01/2011 to 12/31/2011         12.150119          11.912168              0.0000
01/01/2012 to 12/31/2012         11.912168          13.390224              0.0000
01/01/2013 to 12/31/2013         13.390224          13.307738              0.0000
01/01/2014 to 12/31/2014         13.307738          13.239254              0.0000
01/01/2015 to 12/31/2015         13.239254          12.480860              0.0000
01/01/2016 to 12/31/2016         12.480860          12.383990              0.0000
01/01/2017 to 12/31/2017         12.383990          12.198918              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          6.887089           8.230585              0.0000
01/01/2010 to 12/31/2010          8.230585           9.097021            628.6261
01/01/2011 to 12/31/2011          9.097021           8.964130          1,510.1700
01/01/2012 to 12/31/2012          8.964130           9.991239          6,501.5301
01/01/2013 to 12/31/2013          9.991239          13.186457          5,456.9559
01/01/2014 to 12/31/2014         13.186457          14.710610          1,204.3463
01/01/2015 to 12/31/2015         14.710610          15.108065          1,131.3280
01/01/2016 to 12/31/2016         15.108065          16.078082              0.0000
01/01/2017 to 12/31/2017         16.078082          19.270257              0.0000
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.975049           9.266596        283,983.2311
01/01/2009 to 12/31/2009          9.266596          12.280998        264,500.0400
01/01/2010 to 12/31/2010         12.280998          14.025858        235,103.1539
01/01/2011 to 12/31/2011         14.025858          13.026028        215,937.4181
01/01/2012 to 12/31/2012         13.026028          16.141583        204,531.3882
01/01/2013 to 12/31/2013         16.141583          16.440377        185,105.4259
01/01/2014 to 12/31/2014         16.440377          18.316874        172,852.7576
01/01/2015 to 12/31/2015         18.316874          17.764593        156,830.1865
01/01/2016 to 12/31/2016         17.764593          17.626625        143,654.5400
01/01/2017 to 12/31/2017         17.626625          19.202089        137,708.4546
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.275005           7.488041        959,691.6583
01/01/2012 to 12/31/2012          7.488041           8.727953        829,658.2845
01/01/2013 to 12/31/2013          8.727953          12.500172        705,742.6383
01/01/2014 to 12/31/2014         12.500172          14.618625        624,157.2520
01/01/2015 to 12/31/2015         14.618625          13.798955        562,161.4499
01/01/2016 to 12/31/2016         13.798955          13.936968        522,921.7527
01/01/2017 to 12/31/2017         13.936968          16.233232        460,210.6239
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.305387           4.600138        213,641.6730
01/01/2009 to 12/31/2009          4.600138           6.242944        197,464.6700
01/01/2010 to 12/31/2010          6.242944           6.591246        197,210.7906
01/01/2011 to 04/29/2011          6.591246           7.002829              0.0000
--------------------------       ---------          ---------        ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010672           1.046190        669,786.3310
01/01/2013 to 12/31/2013          1.046190           1.048221        504,790.7826
01/01/2014 to 12/31/2014          1.048221           1.088609        425,075.7141
01/01/2015 to 12/31/2015          1.088609           1.025766        332,709.3010
01/01/2016 to 12/31/2016          1.025766           1.127200        433,994.3783
01/01/2017 to 12/31/2017          1.127200           1.219689        466,716.1674
--------------------------       ---------          ---------        ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.450048           7.217589        344,939.7706
01/01/2009 to 12/31/2009          7.217589           8.987134        353,692.5800
01/01/2010 to 12/31/2010          8.987134          10.155246        335,469.3959
01/01/2011 to 12/31/2011         10.155246           9.843209        308,485.8477
01/01/2012 to 12/31/2012          9.843209          11.474433        247,968.6637
01/01/2013 to 12/31/2013         11.474433          15.281396        261,124.0450
01/01/2014 to 12/31/2014         15.281396          16.431078        233,052.5696
01/01/2015 to 12/31/2015         16.431078          15.197128        211,879.3213
01/01/2016 to 12/31/2016         15.197128          17.534217        195,248.3299
01/01/2017 to 12/31/2017         17.534217          20.356309        174,399.9487
--------------------------       ---------          ---------        ------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012726           1.048233        253,930.9724
01/01/2013 to 12/31/2013          1.048233           1.144363        340,694.7303
01/01/2014 to 12/31/2014          1.144363           1.204158        373,318.1139
01/01/2015 to 12/31/2015          1.204158           1.195044        364,349.3775
01/01/2016 to 12/31/2016          1.195044           1.209612        270,311.4234
01/01/2017 to 12/31/2017          1.209612           1.388072        285,053.7322
--------------------------       ---------          ---------        ------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.178168           9.753617            353.1440
01/01/2009 to 12/31/2009          9.753617          12.354505            559.3000
01/01/2010 to 12/31/2010         12.354505          14.491671          8,106.8239
01/01/2011 to 12/31/2011         14.491671          12.777942         10,242.7930
01/01/2012 to 12/31/2012         12.777942          14.498066         12,659.4681
01/01/2013 to 12/31/2013         14.498066          18.952975         12,055.3217
01/01/2014 to 12/31/2014         18.952975          19.457746          6,831.9918
01/01/2015 to 12/31/2015         19.457746          17.716621          5,516.5106
01/01/2016 to 12/31/2016         17.716621          22.743197          5,406.5260
01/01/2017 to 12/31/2017         22.743197          23.113063          3,593.1829
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.078419           1.125733        129,725.2076
01/01/2014 to 12/31/2014          1.125733           1.209859        137,530.2281
01/01/2015 to 12/31/2015          1.209859           1.175638        480,043.6599
01/01/2016 to 12/31/2016          1.175638           1.206835         63,522.7118
01/01/2017 to 12/31/2017          1.206835           1.371663         15,853.6770
--------------------------        --------           --------        ------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.646923          10.008772        996,440.7431
01/01/2009 to 12/31/2009         10.008772          12.959129        923,468.7600
01/01/2010 to 12/31/2010         12.959129          14.208054        879,181.4989
01/01/2011 to 12/31/2011         14.208054          12.484782        811,492.2697
01/01/2012 to 12/31/2012         12.484782          14.338294        687,157.9602
01/01/2013 to 12/31/2013         14.338294          16.822371        610,656.1413
01/01/2014 to 12/31/2014         16.822371          15.397104        578,378.3784
01/01/2015 to 12/31/2015         15.397104          14.876468        518,716.6335
01/01/2016 to 12/31/2016         14.876468          14.504927        482,548.3651
01/01/2017 to 12/31/2017         14.504927          18.285457        403,156.8109
--------------------------       ---------          ---------        ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.869538           6.740158        216,898.3079
01/01/2009 to 12/31/2009          6.740158          10.426948        204,011.0200
01/01/2010 to 12/31/2010         10.426948          13.547381        226,159.9724
01/01/2011 to 12/31/2011         13.547381          12.403682        192,479.8321
01/01/2012 to 12/31/2012         12.403682          13.332013        172,098.7118
01/01/2013 to 12/31/2013         13.332013          18.231471        154,467.2395
01/01/2014 to 12/31/2014         18.231471          18.114972        135,975.3189
01/01/2015 to 12/31/2015         18.114972          16.923516        124,559.8235
01/01/2016 to 12/31/2016         16.923516          15.238206        119,413.0994
01/01/2017 to 12/31/2017         15.238206          20.972300        105,314.0058
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.686179          11.509665         20,912.6683
01/01/2009 to 12/31/2009         11.509665          15.827360         19,232.9800
01/01/2010 to 12/31/2010         15.827360          18.048102         23,318.7416
01/01/2011 to 12/31/2011         18.048102          16.261067         21,651.3021
01/01/2012 to 12/31/2012         16.261067          19.380368         19,587.9286
01/01/2013 to 12/31/2013         19.380368          24.231996         46,423.7834
01/01/2014 to 12/31/2014         24.231996          24.346062         41,009.0834
01/01/2015 to 12/31/2015         24.346062          24.890113         41,727.0442
01/01/2016 to 12/31/2016         24.890113          24.539343         38,615.0107
01/01/2017 to 12/31/2017         24.539343          33.006345         35,676.9655
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         19.851342          11.261386         34,265.6031
01/01/2009 to 12/31/2009         11.261386          14.522432         30,273.0700
01/01/2010 to 12/31/2010         14.522432          15.341169         27,594.6962
01/01/2011 to 04/29/2011         15.341169          17.102182              0.0000
--------------------------       ---------          ---------        ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.557963          9,215.5822
01/01/2009 to 12/31/2009          6.557963           8.554902         14,337.9900
01/01/2010 to 12/31/2010          8.554902           9.059448         25,507.7074
01/01/2011 to 12/31/2011          9.059448           8.296852         63,681.6963
01/01/2012 to 12/31/2012          8.296852           9.973212         58,342.1036
01/01/2013 to 04/26/2013          9.973212          10.594142              0.0000
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999774           1.033802                0.0000
01/01/2015 to 12/31/2015          1.033802           0.961188                0.0000
01/01/2016 to 12/31/2016          0.961188           1.050626           51,980.2756
01/01/2017 to 12/31/2017          1.050626           1.163676                0.0000
--------------------------        --------           --------           -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.545830          12.749612          402,376.5800
01/01/2010 to 12/31/2010         12.749612          13.514326          372,861.4424
01/01/2011 to 12/31/2011         13.514326          14.774818          336,942.7620
01/01/2012 to 12/31/2012         14.774818          15.858800          293,165.4416
01/01/2013 to 12/31/2013         15.858800          14.152398          264,576.1643
01/01/2014 to 12/31/2014         14.152398          14.323547          247,595.1862
01/01/2015 to 12/31/2015         14.323547          13.650960          220,205.9480
01/01/2016 to 12/31/2016         13.650960          14.096791          205,754.8555
01/01/2017 to 12/31/2017         14.096791          14.347587          173,956.5926
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.102425          12.940264        2,302,653.2914
01/01/2009 to 12/31/2009         12.940264          15.023346        1,996,167.5900
01/01/2010 to 12/31/2010         15.023346          15.984943        1,878,577.1860
01/01/2011 to 12/31/2011         15.984943          16.222440        1,653,302.6824
01/01/2012 to 12/31/2012         16.222440          17.434855        1,568,092.3363
01/01/2013 to 12/31/2013         17.434855          16.821055        1,338,467.6090
01/01/2014 to 12/31/2014         16.821055          17.239364        1,249,745.7591
01/01/2015 to 12/31/2015         17.239364          16.958101        1,139,096.3594
01/01/2016 to 12/31/2016         16.958101          17.115911        1,047,793.8203
01/01/2017 to 12/31/2017         17.115911          17.594330          988,365.5054
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.745460          10.893314            4,955.6568
01/01/2013 to 12/31/2013         10.893314          10.230778            3,513.9544
01/01/2014 to 12/31/2014         10.230778          10.823809            3,495.1243
01/01/2015 to 12/31/2015         10.823809          10.692470            4,064.0709
01/01/2016 to 12/31/2016         10.692470          10.656040            3,732.9291
01/01/2017 to 12/31/2017         10.656040          10.754653            4,492.5539
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215398          10.734370           21,814.0123
01/01/2014 to 12/31/2014         10.734370          11.471089           32,324.1856
01/01/2015 to 12/31/2015         11.471089          11.142169           47,549.7013
01/01/2016 to 12/31/2016         11.142169          11.460248           26,146.1179
01/01/2017 to 12/31/2017         11.460248          13.130110            8,138.4692
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010704           1.066315          298,319.2848
01/01/2013 to 12/31/2013          1.066315           1.154916          156,767.4677
01/01/2014 to 12/31/2014          1.154916           1.223934          150,451.6988
01/01/2015 to 12/31/2015          1.223934           1.193322          136,253.4070
01/01/2016 to 12/31/2016          1.193322           1.240150          118,794.2418
01/01/2017 to 12/31/2017          1.240150           1.394309           82,628.1236
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.726737          10.443805        516,278.8100
01/01/2010 to 12/31/2010         10.443805          11.530272        560,562.2840
01/01/2011 to 12/31/2011         11.530272          11.462321        522,587.2322
01/01/2012 to 12/31/2012         11.462321          12.721967        482,602.3095
01/01/2013 to 12/31/2013         12.721967          14.132010        467,216.0600
01/01/2014 to 12/31/2014         14.132010          14.708639        406,843.8429
01/01/2015 to 12/31/2015         14.708639          14.183895        353,688.4821
01/01/2016 to 12/31/2016         14.183895          14.758774        321,305.6326
01/01/2017 to 12/31/2017         14.758774          16.820429        274,167.6764
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.033275           9.897797        178,465.8900
01/01/2010 to 12/31/2010          9.897797          11.113919        177,524.2555
01/01/2011 to 12/31/2011         11.113919          10.699652        153,429.2823
01/01/2012 to 12/31/2012         10.699652          12.105646        145,000.0383
01/01/2013 to 12/31/2013         12.105646          14.059551        142,856.3683
01/01/2014 to 12/31/2014         14.059551          14.573355        138,199.5291
01/01/2015 to 12/31/2015         14.573355          14.003571        131,576.0840
01/01/2016 to 12/31/2016         14.003571          14.722029        118,592.7938
01/01/2017 to 12/31/2017         14.722029          17.325486        102,849.4164
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         56.191616          35.265632        108,537.9079
01/01/2009 to 12/31/2009         35.265632          41.166141        102,178.2400
01/01/2010 to 12/31/2010         41.166141          47.509158         92,859.0254
01/01/2011 to 12/31/2011         47.509158          44.972368         81,906.1511
01/01/2012 to 12/31/2012         44.972368          52.315042         73,267.2927
01/01/2013 to 12/31/2013         52.315042          69.001742         61,927.3592
01/01/2014 to 12/31/2014         69.001742          77.080006         57,354.4721
01/01/2015 to 12/31/2015         77.080006          73.307050         50,484.2551
01/01/2016 to 12/31/2016         73.307050          83.791628         44,255.8066
01/01/2017 to 12/31/2017         83.791628          96.658147         40,339.7780
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.989263          35.688706        874,903.2880
01/01/2009 to 12/31/2009         35.688706          41.561455        782,558.3000
01/01/2010 to 12/31/2010         41.561455          47.839303        706,253.3098
01/01/2011 to 12/31/2011         47.839303          45.170832        618,072.9799
01/01/2012 to 12/31/2012         45.170832          52.415371        547,941.5018
01/01/2013 to 12/31/2013         52.415371          68.971868        468,775.4611
01/01/2014 to 12/31/2014         68.971868          76.853157        420,126.1036
01/01/2015 to 12/31/2015         76.853157          72.884627        373,849.2811
01/01/2016 to 12/31/2016         72.884627          83.122416        335,978.8179
01/01/2017 to 12/31/2017         83.122416          95.624063        293,871.1615
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.332933           8.039124         39,496.6097
01/01/2009 to 12/31/2009          8.039124          10.264969         31,285.0300
01/01/2010 to 04/30/2010         10.264969          10.957935              0.0000
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.602874           5.690788        981,243.9270
01/01/2009 to 12/31/2009          5.690788           8.143047        927,101.2300
01/01/2010 to 12/31/2010          8.143047          10.227279        837,820.2088
01/01/2011 to 12/31/2011         10.227279           9.894490        733,821.4112
01/01/2012 to 12/31/2012          9.894490          11.063337        658,232.3926
01/01/2013 to 12/31/2013         11.063337          14.862995        606,844.5772
01/01/2014 to 12/31/2014         14.862995          16.487394        542,874.2550
01/01/2015 to 12/31/2015         16.487394          17.299874        505,163.8054
01/01/2016 to 12/31/2016         17.299874          18.074487        466,167.9028
01/01/2017 to 12/31/2017         18.074487          22.178832        428,093.4062
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         27.268055          16.420585        538,320.0572
01/01/2009 to 12/31/2009         16.420585          20.437665        503,551.7800
01/01/2010 to 12/31/2010         20.437665          25.235389        433,568.9390
01/01/2011 to 12/31/2011         25.235389          23.905232        376,060.7178
01/01/2012 to 12/31/2012         23.905232          26.967694        331,954.8656
01/01/2013 to 12/31/2013         26.967694          34.565396        282,119.9241
01/01/2014 to 12/31/2014         34.565396          37.278435        247,815.7705
01/01/2015 to 12/31/2015         37.278435          33.375015        226,914.5606
01/01/2016 to 12/31/2016         33.375015          37.918704        212,644.4732
01/01/2017 to 12/31/2017         37.918704          40.834063        198,016.3419
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.936031          11.481951         33,675.4969
01/01/2009 to 12/31/2009         11.481951          13.765846         44,030.8400
01/01/2010 to 12/31/2010         13.765846          14.469721         40,591.6019
01/01/2011 to 12/31/2011         14.469721          11.367781         41,896.5184
01/01/2012 to 12/31/2012         11.367781          13.346288         39,155.2083
01/01/2013 to 12/31/2013         13.346288          15.115190         61,158.8364
01/01/2014 to 12/31/2014         15.115190          14.370740         56,692.1644
01/01/2015 to 12/31/2015         14.370740          13.828798         55,883.9822
01/01/2016 to 12/31/2016         13.828798          14.289529         46,355.1907
01/01/2017 to 12/31/2017         14.289529          18.960630         29,833.5030
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         45.645270          43.250853         29,661.1502
01/01/2009 to 12/31/2009         43.250853          46.450072         32,262.9300
01/01/2010 to 12/31/2010         46.450072          49.376805         35,378.6806
01/01/2011 to 12/31/2011         49.376805          51.632937         32,925.3476
01/01/2012 to 12/31/2012         51.632937          54.481531         31,458.1362
01/01/2013 to 12/31/2013         54.481531          53.049924         30,186.1530
01/01/2014 to 12/31/2014         53.049924          55.735312         32,459.0448
01/01/2015 to 12/31/2015         55.735312          55.010026         34,710.0384
01/01/2016 to 12/31/2016         55.010026          55.660314         37,317.0778
01/01/2017 to 12/31/2017         55.660314          56.859116         37,527.1356
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.705852          10.960381         55,634.4600
01/01/2010 to 12/31/2010         10.960381          12.917949         54,656.9177
01/01/2011 to 12/31/2011         12.917949          11.570182         44,822.6028
01/01/2012 to 12/31/2012         11.570182          13.015476         41,808.4431
01/01/2013 to 12/31/2013         13.015476          17.183484         29,276.8822
01/01/2014 to 12/31/2014         17.183484          18.406213         27,631.3870
01/01/2015 to 12/31/2015         18.406213          19.241812         27,571.9499
01/01/2016 to 12/31/2016         19.241812          18.943067         25,941.2792
01/01/2017 to 12/31/2017         18.943067          24.956540         23,960.7771
--------------------------       ---------          ---------        ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         15.808790           8.918631           57,985.6124
01/01/2009 to 05/01/2009          8.918631           8.475329                0.0000
--------------------------       ---------           --------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.546583          10.643155        2,065,900.1899
01/01/2009 to 12/31/2009         10.643155          10.495489        1,339,906.8000
01/01/2010 to 12/31/2010         10.495489          10.323729          945,606.6072
01/01/2011 to 12/31/2011         10.323729          10.155238        1,214,459.0350
01/01/2012 to 12/31/2012         10.155238           9.988143          892,305.6608
01/01/2013 to 12/31/2013          9.988143           9.824685          577,217.0945
01/01/2014 to 12/31/2014          9.824685           9.663903          522,085.6698
01/01/2015 to 12/31/2015          9.663903           9.505751          508,022.1074
01/01/2016 to 12/31/2016          9.505751           9.360674          373,780.6395
01/01/2017 to 12/31/2017          9.360674           9.266338          300,102.0871
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.636606          13.883247           14,939.6581
01/01/2015 to 12/31/2015         13.883247          13.576085           42,547.6687
01/01/2016 to 12/31/2016         13.576085          13.958866           39,243.4680
01/01/2017 to 12/31/2017         13.958866          14.682942           43,961.5865
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.563424           9.024871        1,089,549.2684
01/01/2009 to 12/31/2009          9.024871          10.910781        1,178,507.5300
01/01/2010 to 12/31/2010         10.910781          11.902368        1,214,298.5595
01/01/2011 to 12/31/2011         11.902368          11.915859        1,125,532.9140
01/01/2012 to 12/31/2012         11.915859          12.998689        1,102,021.9047
01/01/2013 to 12/31/2013         12.998689          13.946884          815,412.3193
01/01/2014 to 04/25/2014         13.946884          14.050555                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.058129           8.726651        2,408,636.9381
01/01/2009 to 12/31/2009          8.726651          10.823073        2,375,970.5400
01/01/2010 to 12/31/2010         10.823073          11.966086        2,284,647.5834
01/01/2011 to 12/31/2011         11.966086          11.756922        2,225,206.7572
01/01/2012 to 12/31/2012         11.756922          12.996773        2,054,478.6658
01/01/2013 to 12/31/2013         12.996773          14.602732        1,995,052.8777
01/01/2014 to 04/25/2014         14.602732          14.655843                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.227798          14.601206        2,582,265.6023
01/01/2015 to 12/31/2015         14.601206          14.208099        2,223,065.3880
01/01/2016 to 12/31/2016         14.208099          14.826400        2,011,535.3775
01/01/2017 to 12/31/2017         14.826400          16.136560        1,756,120.1499
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.441938           8.329388        7,247,411.5696
01/01/2009 to 12/31/2009          8.329388          10.514679        6,968,832.9000
01/01/2010 to 12/31/2010         10.514679          11.747788        6,787,554.0376
01/01/2011 to 12/31/2011         11.747788          11.359161        5,911,435.3614
01/01/2012 to 12/31/2012         11.359161          12.728775        5,356,591.1512
01/01/2013 to 12/31/2013         12.728775          14.951838        4,685,909.5109
01/01/2014 to 04/25/2014         14.951838          14.961059                0.0000
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.631519          15.129302        4,250,427.4195
01/01/2015 to 12/31/2015         15.129302          14.693033        3,771,324.8753
01/01/2016 to 12/31/2016         14.693033          15.479490        3,390,776.3398
01/01/2017 to 12/31/2017         15.479490          17.470017        3,106,538.7294
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.096001           8.003254        6,222,133.4460
01/01/2009 to 12/31/2009          8.003254          10.241709        5,752,331.4200
01/01/2010 to 12/31/2010         10.241709          11.634653        5,279,473.7401
01/01/2011 to 12/31/2011         11.634653          11.001334        4,778,559.5779
01/01/2012 to 12/31/2012         11.001334          12.521385        4,354,971.7371
01/01/2013 to 12/31/2013         12.521385          15.508286        3,988,892.2947
01/01/2014 to 04/25/2014         15.508286          15.433457                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998192           7.021527           43,747.3748
01/01/2009 to 12/31/2009          7.021527           8.878574           85,141.7900
01/01/2010 to 12/31/2010          8.878574           9.610672           96,192.0851
01/01/2011 to 12/31/2011          9.610672           9.287285          104,732.7225
01/01/2012 to 12/31/2012          9.287285          10.607388           95,756.4444
01/01/2013 to 04/26/2013         10.607388          11.410352                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.605151          15.189172        3,750,437.9274
01/01/2015 to 12/31/2015         15.189172          14.687175        3,395,824.1340
01/01/2016 to 12/31/2016         14.687175          15.622911        3,125,736.8883
01/01/2017 to 12/31/2017         15.622911          18.312712        2,707,391.3641
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         10.699488          14.222857            7,447.7100
01/01/2010 to 12/31/2010         14.222857          17.150588           11,503.4759
01/01/2011 to 12/31/2011         17.150588          14.128534           10,247.1880
01/01/2012 to 12/31/2012         14.128534          16.384184            7,465.5032
01/01/2013 to 12/31/2013         16.384184          20.564521           12,430.6973
01/01/2014 to 12/31/2014         20.564521          18.873780           11,528.2453
01/01/2015 to 12/31/2015         18.873780          19.633341           12,838.0159
01/01/2016 to 12/31/2016         19.633341          20.437259           28,436.0064
01/01/2017 to 12/31/2017         20.437259          26.224799           12,316.7988
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016         51.638445          52.567571           23,763.4296
01/01/2017 to 12/31/2017         52.567571          61.570257           21,399.1780
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS
A) (FORMERLY MET INVESTORS SERIES TRUST -
 PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.692805          13.009163            2,604.3026
01/01/2009 to 12/31/2009         13.009163          15.852668           87,966.1600
01/01/2010 to 12/31/2010         15.852668          18.122957           82,508.5555
01/01/2011 to 12/31/2011         18.122957          17.016307           75,763.6687
01/01/2012 to 12/31/2012         17.016307          18.508914           68,987.0188
01/01/2013 to 12/31/2013         18.508914          24.228036           60,452.6750
01/01/2014 to 12/31/2014         24.228036          26.490564           53,849.1395
01/01/2015 to 12/31/2015         26.490564          26.073515           50,388.6143
01/01/2016 to 04/29/2016         26.073515          26.223329                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.434415           7.288546          568,911.4393
01/01/2009 to 05/01/2009          7.288546           7.200696                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.780208           8.801293        2,282,848.3988
01/01/2009 to 12/31/2009          8.801293          11.412672        2,101,442.5000
01/01/2010 to 12/31/2010         11.412672          12.552562        1,916,652.6289
01/01/2011 to 12/31/2011         12.552562          11.831530        1,730,378.7213
01/01/2012 to 12/31/2012         11.831530          13.115000        1,475,057.6244
01/01/2013 to 12/31/2013         13.115000          17.225755        1,299,516.7289
01/01/2014 to 12/31/2014         17.225755          18.713913        1,119,764.9789
01/01/2015 to 12/31/2015         18.713913          18.824888        1,002,875.6599
01/01/2016 to 12/31/2016         18.824888          19.841206          896,014.0225
01/01/2017 to 12/31/2017         19.841206          23.210106          780,409.9720
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.845133           8.016809          518,219.3982
01/01/2009 to 12/31/2009          8.016809          11.005433          473,899.6900
01/01/2010 to 12/31/2010         11.005433          12.050186          439,530.2279
01/01/2011 to 12/31/2011         12.050186          11.879673          423,084.2173
01/01/2012 to 12/31/2012         11.879673          13.502034          844,344.0528
01/01/2013 to 12/31/2013         13.502034          18.159587          715,700.7992
01/01/2014 to 12/31/2014         18.159587          19.424182          629,057.1084
01/01/2015 to 12/31/2015         19.424182          21.120038          531,096.6574
01/01/2016 to 12/31/2016         21.120038          20.747453          474,013.6143
01/01/2017 to 12/31/2017         20.747453          27.957969          398,139.9634
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.145899           5.394779        1,270,776.6208
01/01/2009 to 12/31/2009          5.394779           7.625579        1,157,954.3500
01/01/2010 to 12/31/2010          7.625579           8.205676        1,050,571.2522
01/01/2011 to 12/31/2011          8.205676           7.960229          875,468.2427
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.991307           6.344902         98,039.8458
01/01/2009 to 12/31/2009          6.344902           8.093167         99,092.4000
01/01/2010 to 12/31/2010          8.093167          10.456325         86,541.6251
01/01/2011 to 12/31/2011         10.456325          10.567916         72,171.0379
01/01/2012 to 12/31/2012         10.567916          11.526436         64,952.5098
01/01/2013 to 12/31/2013         11.526436          16.823153         59,231.6614
01/01/2014 to 12/31/2014         16.823153          16.702489         51,786.9038
01/01/2015 to 12/31/2015         16.702489          16.663624         46,596.3870
01/01/2016 to 12/31/2016         16.663624          17.382125         40,719.3692
01/01/2017 to 12/31/2017         17.382125          21.660830         37,925.7582
--------------------------       ---------          ---------         -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         16.222415          15.520773         10,129.0344
01/01/2014 to 12/31/2014         15.520773          16.100319          5,985.1965
01/01/2015 to 12/31/2015         16.100319          15.827917          9,538.5261
01/01/2016 to 12/31/2016         15.827917          15.893742         11,928.6620
01/01/2017 to 12/31/2017         15.893742          16.093620          8,332.2467
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.023835           9.947255        145,120.6649
01/01/2009 to 12/31/2009          9.947255          11.575401        140,553.5700
01/01/2010 to 12/31/2010         11.575401          12.501651        138,692.9987
01/01/2011 to 12/31/2011         12.501651          12.562996        114,786.6058
01/01/2012 to 12/31/2012         12.562996          13.753682        101,421.4243
01/01/2013 to 12/31/2013         13.753682          16.058427         95,922.2653
01/01/2014 to 12/31/2014         16.058427          17.116742         86,241.5427
01/01/2015 to 12/31/2015         17.116742          16.769352         80,476.6436
01/01/2016 to 12/31/2016         16.769352          17.966782         74,554.9539
01/01/2017 to 12/31/2017         17.966782          19.824112         66,837.9416
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.596445          10.858225          1,591.7148
01/01/2009 to 12/31/2009         10.858225          12.879096          7,037.9400
01/01/2010 to 12/31/2010         12.879096          14.084679         33,087.1686
01/01/2011 to 12/31/2011         14.084679          13.943188         36,928.2851
01/01/2012 to 12/31/2012         13.943188          15.951786         37,484.4092
01/01/2013 to 12/31/2013         15.951786          21.243229        106,449.1197
01/01/2014 to 12/31/2014         21.243229          23.102581         94,844.1570
01/01/2015 to 12/31/2015         23.102581          22.641679         87,038.1212
01/01/2016 to 12/31/2016         22.641679          25.410414         84,973.6698
01/01/2017 to 12/31/2017         25.410414          29.390578         93,182.1004
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998192           6.588767         21,111.9662
01/01/2009 to 12/31/2009          6.588767           8.093684         81,813.5000
01/01/2010 to 12/31/2010          8.093684           8.838888        136,426.8294
01/01/2011 to 12/31/2011          8.838888           8.646988        149,614.6077
01/01/2012 to 12/31/2012          8.646988           9.688314        133,951.7523
01/01/2013 to 04/26/2013          9.688314          10.604251              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.438744          24.233785        131,735.2864
01/01/2014 to 12/31/2014         24.233785          23.765563        114,009.9385
01/01/2015 to 12/31/2015         23.765563          23.465470        104,979.9085
01/01/2016 to 12/31/2016         23.465470          27.327174         97,371.7443
01/01/2017 to 12/31/2017         27.327174          31.044636         85,835.6242
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.440795           9.370413        281,593.7550
01/01/2009 to 12/31/2009          9.370413          12.605418        255,106.3100
01/01/2010 to 12/31/2010         12.605418          15.233624        215,961.8954
01/01/2011 to 12/31/2011         15.233624          14.194208        200,774.4400
01/01/2012 to 12/31/2012         14.194208          14.698643        164,834.7569
01/01/2013 to 04/26/2013         14.698643          15.924716              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         14.863686           8.479334        410,606.5430
01/01/2009 to 12/31/2009          8.479334          11.930121        343,575.8300
01/01/2010 to 12/31/2010         11.930121          13.699866        312,262.8290
01/01/2011 to 12/31/2011         13.699866          13.296195        285,112.2405
01/01/2012 to 12/31/2012         13.296195          15.519702        240,117.6370
01/01/2013 to 12/31/2013         15.519702          21.184132        266,346.0086
01/01/2014 to 12/31/2014         21.184132          22.676564        242,893.9827
01/01/2015 to 12/31/2015         22.676564          24.650367        223,801.3329
01/01/2016 to 12/31/2016         24.650367          24.618384        219,760.4393
01/01/2017 to 12/31/2017         24.618384          32.323624        211,120.6216
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.481068           9.696770         32,402.9397
01/01/2009 to 12/31/2009          9.696770          13.223132         32,216.5000
01/01/2010 to 12/31/2010         13.223132          17.515450         46,391.1798
01/01/2011 to 12/31/2011         17.515450          17.478727         43,421.3853
01/01/2012 to 12/31/2012         17.478727          19.926195         39,368.8228
01/01/2013 to 12/31/2013         19.926195          28.257977         37,227.9924
01/01/2014 to 12/31/2014         28.257977          29.642954         32,612.5818
01/01/2015 to 12/31/2015         29.642954          29.876231         33,425.5868
01/01/2016 to 12/31/2016         29.876231          32.761771         36,566.5055
01/01/2017 to 12/31/2017         32.761771          39.489447         32,472.2529
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         15.850739          18.712143              0.0000
01/01/2011 to 12/31/2011         18.712143          15.337245          2,902.0366
01/01/2012 to 12/31/2012         15.337245          15.473865          2,886.1056
01/01/2013 to 12/31/2013         15.473865          16.857599          2,871.5116
01/01/2014 to 12/31/2014         16.857599          13.460325          2,856.3423
01/01/2015 to 12/31/2015         13.460325           8.902713          2,838.8972
01/01/2016 to 12/31/2016          8.902713          12.587406          2,822.1350
01/01/2017 to 12/31/2017         12.587406          12.290245          2,806.7190
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.917596          31.010056          9,246.4929
01/01/2017 to 12/31/2017         31.010056          33.013550          8,133.5050
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.534903          17.150388          1,385.7801
01/01/2009 to 12/31/2009         17.150388          22.451691          1,641.1800
01/01/2010 to 12/31/2010         22.451691          24.773268          2,892.0481
01/01/2011 to 12/31/2011         24.773268          25.253217          2,789.5389
01/01/2012 to 12/31/2012         25.253217          27.725273          3,170.1960
01/01/2013 to 12/31/2013         27.725273          27.692825          3,017.0016
01/01/2014 to 12/31/2014         27.692825          28.488225          2,721.1763
01/01/2015 to 12/31/2015         28.488225          27.658946          2,689.3338
01/01/2016 to 04/29/2016         27.658946          28.346890              0.0000
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.421120          29.430103        388,707.5751
01/01/2017 to 12/31/2017         29.430103          31.246258        369,300.2876
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         19.113056          15.302076        875,259.1147
01/01/2009 to 12/31/2009         15.302076          20.586701        788,356.3700
01/01/2010 to 12/31/2010         20.586701          22.875466        714,241.2804
01/01/2011 to 12/31/2011         22.875466          23.505333        631,248.8694
01/01/2012 to 12/31/2012         23.505333          26.111964        576,708.8517
01/01/2013 to 12/31/2013         26.111964          27.734056        500,702.0517
01/01/2014 to 12/31/2014         27.734056          28.597570        459,829.4242
01/01/2015 to 12/31/2015         28.597570          27.517908        411,473.2304
01/01/2016 to 04/29/2016         27.517908          28.330980              0.0000
--------------------------       ---------          ---------        ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         15.894176           9.320644        240,638.8416
01/01/2009 to 12/31/2009          9.320644          12.564228        247,392.2000
01/01/2010 to 12/31/2010         12.564228          13.397728        250,146.9904
01/01/2011 to 12/31/2011         13.397728          11.777274        200,705.6958
01/01/2012 to 12/31/2012         11.777274          13.695616        185,396.1462
01/01/2013 to 12/31/2013         13.695616          16.566096        177,717.7887
01/01/2014 to 12/31/2014         16.566096          14.480996        166,212.3351
01/01/2015 to 12/31/2015         14.480996          13.319135        165,532.6871
01/01/2016 to 12/31/2016         13.319135          14.041206        155,149.2360
01/01/2017 to 12/31/2017         14.041206          16.117763        145,754.3688
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008         16.275265          11.022796         43,956.4594
01/01/2009 to 12/31/2009         11.022796          13.818668         39,517.9000
01/01/2010 to 12/31/2010         13.818668          15.306216         33,428.0117
01/01/2011 to 12/31/2011         15.306216          15.345542         28,095.0909
01/01/2012 to 12/31/2012         15.345542          18.006847         23,720.9666
01/01/2013 to 12/31/2013         18.006847          23.453843         22,109.8836
01/01/2014 to 12/31/2014         23.453843          25.990823         19,072.6259
01/01/2015 to 12/31/2015         25.990823          24.787566         17,980.5822
01/01/2016 to 12/31/2016         24.787566          27.708610         14,848.9412
01/01/2017 to 12/31/2017         27.708610          32.373323         13,443.7273

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          28.251709          17.102826         1,148.9490
01/01/2009 to 12/31/2009          17.102826          23.915921         1,471.0200
01/01/2010 to 12/31/2010          23.915921          26.261768         1,798.9594
01/01/2011 to 12/31/2011          26.261768          23.513761         1,784.7353
01/01/2012 to 12/31/2012          23.513761          28.316706         1,869.0195
01/01/2013 to 12/31/2013          28.316706          35.944555         1,772.5434
01/01/2014 to 12/31/2014          35.944555          36.138009         1,211.3814
01/01/2015 to 12/31/2015          36.138009          37.974455         1,233.1330
01/01/2016 to 12/31/2016          37.974455          37.547455           800.8374
01/01/2017 to 12/31/2017          37.547455          48.510085         1,313.2796
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          30.891376          15.600850             0.0000
01/01/2009 to 12/31/2009          15.600850          24.727275           765.7300
01/01/2010 to 12/31/2010          24.727275          29.745035           218.5441
01/01/2011 to 12/31/2011          29.745035          23.633842           251.9061
01/01/2012 to 12/31/2012          23.633842          27.443086           208.9927
01/01/2013 to 12/31/2013          27.443086          34.593253            66.8482
01/01/2014 to 12/31/2014          34.593253          34.714639            34.6953
01/01/2015 to 12/31/2015          34.714639          34.202960            34.1866
01/01/2016 to 12/31/2016          34.202960          34.314862            32.3390
01/01/2017 to 12/31/2017          34.314862          42.453341            31.8137
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         155.025157          89.425584            60.6883
01/01/2009 to 12/31/2009          89.425584         122.507349           265.0200
01/01/2010 to 12/31/2010         122.507349         142.872401           344.9206
01/01/2011 to 12/31/2011         142.872401         134.394056           519.4763
01/01/2012 to 12/31/2012         134.394056         155.676496           346.5961
01/01/2013 to 12/31/2013         155.676496         199.026256           538.1582
01/01/2014 to 12/31/2014         199.026256         212.214969           540.8561
01/01/2015 to 12/31/2015         212.214969         222.834888           523.0531
01/01/2016 to 12/31/2016         222.834888         239.744925           182.4802
01/01/2017 to 12/31/2017         239.744925         302.254468           198.5804
--------------------------       ----------         ----------         ----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.183282          10.506265        31,029.1224
01/01/2013 to 12/31/2013          10.506265          11.474744        36,091.9456
01/01/2014 to 12/31/2014          11.474744          12.104244        44,076.9478
01/01/2015 to 12/31/2015          12.104244          11.963151        42,618.7098
01/01/2016 to 12/31/2016          11.963151          12.178353        45,081.2802
01/01/2017 to 12/31/2017          12.178353          13.597468        54,731.0723
--------------------------       ----------         ----------        -----------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014           0.996802           1.037898        17,424.8035
01/01/2015 to 12/31/2015           1.037898           1.009859       150,895.3429
01/01/2016 to 12/31/2016           1.009859           1.012137       122,232.0642
01/01/2017 to 12/31/2017           1.012137           1.148677       112,734.1904
--------------------------       ----------         ----------       ------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          11.113091          11.492134        71,701.8372
01/01/2013 to 12/31/2013          11.492134          10.909788        95,116.5795
01/01/2014 to 12/31/2014          10.909788          11.149090        43,316.9079
01/01/2015 to 12/31/2015          11.149090           9.906825        38,874.1829
01/01/2016 to 12/31/2016           9.906825          10.607334        36,536.7473
01/01/2017 to 12/31/2017          10.607334          11.445606        35,919.6035
--------------------------       ----------         ----------       ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.939093          10.236873         71,453.8968
01/01/2013 to 12/31/2013         10.236873          11.096263        115,584.2918
01/01/2014 to 12/31/2014         11.096263          11.548820         88,643.3037
01/01/2015 to 12/31/2015         11.548820          11.336124        114,076.7196
01/01/2016 to 12/31/2016         11.336124          11.633112        125,762.2392
01/01/2017 to 12/31/2017         11.633112          12.953256        133,963.9710
--------------------------       ---------          ---------        ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.797256          17.358689         39,039.9500
01/01/2010 to 12/31/2010         17.358689          19.748068         49,295.1134
01/01/2011 to 12/31/2011         19.748068          19.861185         56,842.9674
01/01/2012 to 12/31/2012         19.861185          22.743320         52,997.7712
01/01/2013 to 12/31/2013         22.743320          24.434687         47,972.7311
01/01/2014 to 12/31/2014         24.434687          24.802021         42,821.1384
01/01/2015 to 12/31/2015         24.802021          23.385369         49,772.7513
01/01/2016 to 12/31/2016         23.385369          26.191865         44,238.6128
01/01/2017 to 12/31/2017         26.191865          27.735947         43,001.6390
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET
ALLOCATION 100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.086132           7.610366        968,970.0248
01/01/2009 to 12/31/2009          7.610366           9.919738        798,382.7600
01/01/2010 to 12/31/2010          9.919738          11.356251        785,186.2573
01/01/2011 to 12/31/2011         11.356251          10.515063        672,452.9061
01/01/2012 to 12/31/2012         10.515063          12.061485        624,437.4984
01/01/2013 to 12/31/2013         12.061485          15.349577        545,952.9916
01/01/2014 to 12/31/2014         15.349577          15.850816        405,827.7474
01/01/2015 to 12/31/2015         15.850816          15.263021        345,691.0001
01/01/2016 to 12/31/2016         15.263021          16.344835        355,862.1092
01/01/2017 to 12/31/2017         16.344835          19.745867        322,412.2515
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.965951          10.403852         51,556.7285
01/01/2013 to 12/31/2013         10.403852          11.691635         52,482.9362
01/01/2014 to 12/31/2014         11.691635          12.597290        116,038.8671
01/01/2015 to 12/31/2015         12.597290          11.872752        114,981.5782
01/01/2016 to 12/31/2016         11.872752          12.642725        120,809.2898
01/01/2017 to 12/31/2017         12.642725          14.701682        129,099.3198
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.399187           6.131668         70,413.5393
01/01/2009 to 12/31/2009          6.131668          10.179606        100,604.9500
01/01/2010 to 12/31/2010         10.179606          12.369549        101,584.8342
01/01/2011 to 12/31/2011         12.369549           9.881769         99,680.7897
01/01/2012 to 12/31/2012          9.881769          11.544206        102,516.4283
01/01/2013 to 12/31/2013         11.544206          10.778868        102,476.3881
01/01/2014 to 12/31/2014         10.778868           9.901143         92,466.7325
01/01/2015 to 12/31/2015          9.901143           8.385404         93,890.2134
01/01/2016 to 12/31/2016          8.385404           9.187708         86,421.0462
01/01/2017 to 12/31/2017          9.187708          11.586489         80,097.9670
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987604           9.743895         59,388.9181
01/01/2012 to 12/31/2012          9.743895           9.995045         54,762.5323
01/01/2013 to 12/31/2013          9.995045           9.935655         61,446.3903
01/01/2014 to 12/31/2014          9.935655           9.866566        114,378.6806
01/01/2015 to 12/31/2015          9.866566           9.635047        102,668.1723
01/01/2016 to 12/31/2016          9.635047           9.764572         62,200.4759
01/01/2017 to 12/31/2017          9.764572           9.723415         62,341.9963
--------------------------        --------           --------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.746816          12.129841          4,428.0608
01/01/2011 to 12/31/2011         12.129841          11.880428          3,873.9002
01/01/2012 to 12/31/2012         11.880428          13.341128          3,773.9392
01/01/2013 to 12/31/2013         13.341128          13.245689          2,677.9329
01/01/2014 to 12/31/2014         13.245689          13.164349          2,660.0450
01/01/2015 to 12/31/2015         13.164349          12.397834          2,585.1592
01/01/2016 to 12/31/2016         12.397834          12.289311          2,590.7016
01/01/2017 to 12/31/2017         12.289311          12.093585          2,616.2058
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          6.810853           8.134115              0.0000
01/01/2010 to 12/31/2010          8.134115           8.981417          1,305.8726
01/01/2011 to 12/31/2011          8.981417           8.841384          1,305.8726
01/01/2012 to 12/31/2012          8.841384           9.844529          1,305.8726
01/01/2013 to 12/31/2013          9.844529          12.979852          1,305.8726
01/01/2014 to 12/31/2014         12.979852          14.465652          1,305.8726
01/01/2015 to 12/31/2015         14.465652          14.841637          1,305.8726
01/01/2016 to 12/31/2016         14.841637          15.778762          1,205.2231
01/01/2017 to 12/31/2017         15.778762          18.892672          1,205.2231
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.907360           9.223364        132,254.2543
01/01/2009 to 12/31/2009          9.223364          12.211480        120,940.1600
01/01/2010 to 12/31/2010         12.211480          13.932543        109,557.1915
01/01/2011 to 12/31/2011         13.932543          12.926451        113,252.4378
01/01/2012 to 12/31/2012         12.926451          16.002101        115,994.8532
01/01/2013 to 12/31/2013         16.002101          16.282017         99,005.8233
01/01/2014 to 12/31/2014         16.282017          18.122311         89,107.6789
01/01/2015 to 12/31/2015         18.122311          17.558323         78,339.2580
01/01/2016 to 12/31/2016         17.558323          17.404553         73,065.6017
01/01/2017 to 12/31/2017         17.404553          18.941275         71,071.5437
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.252524           7.462739        368,564.6284
01/01/2012 to 12/31/2012          7.462739           8.689722        317,272.3757
01/01/2013 to 12/31/2013          8.689722          12.432991        325,312.5013
01/01/2014 to 12/31/2014         12.432991          14.525528        287,273.9499
01/01/2015 to 12/31/2015         14.525528          13.697363        228,157.0656
01/01/2016 to 12/31/2016         13.697363          13.820529        239,055.5575
01/01/2017 to 12/31/2017         13.820529          16.081573        194,739.2934
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.283068           4.585552         73,675.7912
01/01/2009 to 12/31/2009          4.585552           6.216925         85,304.2600
01/01/2010 to 12/31/2010          6.216925           6.557220         75,032.1913
01/01/2011 to 04/29/2011          6.557220           6.964406              0.0000
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010655           1.045471          870,604.5617
01/01/2013 to 12/31/2013          1.045471           1.046454        1,101,485.8331
01/01/2014 to 12/31/2014          1.046454           1.085687        1,060,375.4543
01/01/2015 to 12/31/2015          1.085687           1.021990          938,574.5322
01/01/2016 to 12/31/2016          1.021990           1.121928          683,687.5546
01/01/2017 to 12/31/2017          1.121928           1.212775          730,513.4736
--------------------------        --------           --------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.419472           7.191079           93,244.9518
01/01/2009 to 12/31/2009          7.191079           8.945174           92,460.5300
01/01/2010 to 12/31/2010          8.945174          10.097738           80,704.8316
01/01/2011 to 12/31/2011         10.097738           9.777703           71,491.0091
01/01/2012 to 12/31/2012          9.777703          11.386622           68,898.6629
01/01/2013 to 12/31/2013         11.386622          15.149305           83,203.8816
01/01/2014 to 12/31/2014         15.149305          16.272764           68,325.4971
01/01/2015 to 12/31/2015         16.272764          15.035650           56,999.0327
01/01/2016 to 12/31/2016         15.035650          17.330567           54,606.7756
01/01/2017 to 12/31/2017         17.330567          20.099839           52,438.1316
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012709           1.047513          327,423.8083
01/01/2013 to 12/31/2013          1.047513           1.142433          366,115.0998
01/01/2014 to 12/31/2014          1.142433           1.200926          321,919.3070
01/01/2015 to 12/31/2015          1.200926           1.190645          429,949.2036
01/01/2016 to 12/31/2016          1.190645           1.203955          407,864.4132
01/01/2017 to 12/31/2017          1.203955           1.380204          385,073.3545
--------------------------       ---------          ---------        --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.138805           9.717884                0.0000
01/01/2009 to 12/31/2009          9.717884          12.296934              178.6700
01/01/2010 to 12/31/2010         12.296934          14.409736              178.4220
01/01/2011 to 12/31/2011         14.409736          12.693012              178.1930
01/01/2012 to 12/31/2012         12.693012          14.387235              177.9813
01/01/2013 to 12/31/2013         14.387235          18.789303               77.6887
01/01/2014 to 12/31/2014         18.789303          19.270430               77.6077
01/01/2015 to 12/31/2015         19.270430          17.528520               77.5320
01/01/2016 to 12/31/2016         17.528520          22.479248               77.4458
01/01/2017 to 12/31/2017         22.479248          22.822049               77.3750
--------------------------       ---------          ---------        --------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077893           1.124426                0.0000
01/01/2014 to 12/31/2014          1.124426           1.207247           49,847.1348
01/01/2015 to 12/31/2015          1.207247           1.171927          307,034.9133
01/01/2016 to 12/31/2016          1.171927           1.201823          283,579.5819
01/01/2017 to 12/31/2017          1.201823           1.364606          188,161.4190
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.620509           9.978727          336,070.5402
01/01/2009 to 12/31/2009          9.978727          12.900855          358,424.9400
01/01/2010 to 12/31/2010         12.900855          14.122990          269,406.7697
01/01/2011 to 12/31/2011         14.122990          12.391447          244,579.7269
01/01/2012 to 12/31/2012         12.391447          14.209664          220,477.7478
01/01/2013 to 12/31/2013         14.209664          16.652151          185,842.6330
01/01/2014 to 12/31/2014         16.652151          15.226062          164,715.9065
01/01/2015 to 12/31/2015         15.226062          14.696497          148,041.8686
01/01/2016 to 12/31/2016         14.696497          14.315126          146,964.3866
01/01/2017 to 12/31/2017         14.315126          18.028212          134,656.2579
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.778253           6.685618          2,564.2626
01/01/2009 to 12/31/2009          6.685618          10.332240          4,619.5000
01/01/2010 to 12/31/2010         10.332240          13.410930          5,042.4082
01/01/2011 to 12/31/2011         13.410930          12.266496          3,213.3027
01/01/2012 to 12/31/2012         12.266496          13.171308          2,939.6230
01/01/2013 to 12/31/2013         13.171308          17.993720          2,585.5852
01/01/2014 to 12/31/2014         17.993720          17.860862          2,402.8326
01/01/2015 to 12/31/2015         17.860862          16.669429          2,275.9061
01/01/2016 to 12/31/2016         16.669429          14.994415          1,724.2100
01/01/2017 to 12/31/2017         14.994415          20.616222          1,041.6234
--------------------------       ---------          ---------          ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.474022          11.374184          2,288.5687
01/01/2009 to 12/31/2009         11.374184          15.625418          2,285.7400
01/01/2010 to 12/31/2010         15.625418          17.800035          3,706.9553
01/01/2011 to 12/31/2011         17.800035          16.021549          2,280.8632
01/01/2012 to 12/31/2012         16.021549          19.075725          2,278.7210
01/01/2013 to 12/31/2013         19.075725          23.827264          2,690.0810
01/01/2014 to 12/31/2014         23.827264          23.915490          2,610.2376
01/01/2015 to 12/31/2015         23.915490          24.425474          1,291.6226
01/01/2016 to 12/31/2016         24.425474          24.057182          1,258.1885
01/01/2017 to 12/31/2017         24.057182          32.325602          1,228.3516
--------------------------       ---------          ---------          ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         18.618787          10.551561          1,514.8605
01/01/2009 to 12/31/2009         10.551561          13.593456          1,289.9200
01/01/2010 to 12/31/2010         13.593456          14.345478          1,302.5041
01/01/2011 to 04/29/2011         14.345478          15.986985              0.0000
--------------------------       ---------          ---------          ----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.553441              0.0000
01/01/2009 to 12/31/2009          6.553441           8.540458            382.5800
01/01/2010 to 12/31/2010          8.540458           9.035119            319.2303
01/01/2011 to 12/31/2011          9.035119           8.266309          2,632.8880
01/01/2012 to 12/31/2012          8.266309           9.926517          1,283.7589
01/01/2013 to 04/26/2013          9.926517          10.541188              0.0000
--------------------------       ---------          ---------          ----------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999760           1.033089              0.0000
01/01/2015 to 12/31/2015          1.033089           0.959564              0.0000
01/01/2016 to 12/31/2016          0.959564           1.047802              0.0000
01/01/2017 to 12/31/2017          1.047802           1.159392          4,354.4451
--------------------------       ---------          ---------          ----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.476607          12.664811        767,252.0900
01/01/2010 to 12/31/2010         12.664811          13.411023        678,447.8767
01/01/2011 to 12/31/2011         13.411023          14.647270        596,849.5573
01/01/2012 to 12/31/2012         14.647270          15.706100        525,494.4515
01/01/2013 to 12/31/2013         15.706100          14.002111        452,641.9792
01/01/2014 to 12/31/2014         14.002111          14.157275        390,061.1226
01/01/2015 to 12/31/2015         14.157275          13.479002        345,664.7316
01/01/2016 to 12/31/2016         13.479002          13.905304        326,628.5467
01/01/2017 to 12/31/2017         13.905304          14.138586        316,881.6570
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         13.110413          12.935178        776,172.3023
01/01/2009 to 12/31/2009         12.935178          15.002440        831,331.4600
01/01/2010 to 12/31/2010         15.002440          15.946750        794,148.6175
01/01/2011 to 12/31/2011         15.946750          16.167547        708,451.2157
01/01/2012 to 12/31/2012         16.167547          17.358401        739,517.6239
01/01/2013 to 12/31/2013         17.358401          16.730551        594,401.3562
01/01/2014 to 12/31/2014         16.730551          17.129470        435,842.0337
01/01/2015 to 12/31/2015         17.129470          16.833155        360,087.9182
01/01/2016 to 12/31/2016         16.833155          16.972821        328,815.7514
01/01/2017 to 12/31/2017         16.972821          17.429849        306,860.9018
--------------------------       ---------          ---------        ------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.734635          10.875038              0.0000
01/01/2013 to 12/31/2013         10.875038          10.203401            986.7498
01/01/2014 to 12/31/2014         10.203401          10.784057          5,735.9521
01/01/2015 to 12/31/2015         10.784057          10.642551            976.8583
01/01/2016 to 12/31/2016         10.642551          10.595690         16,789.9406
01/01/2017 to 12/31/2017         10.595690          10.683085         16,580.1342
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.215119          10.726847              0.0000
01/01/2014 to 12/31/2014         10.726847          11.451591              0.0000
01/01/2015 to 12/31/2015         11.451591          11.112109          1,559.7951
01/01/2016 to 12/31/2016         11.112109          11.417906          1,863.4090
01/01/2017 to 12/31/2017         11.417906          13.068566          1,716.0076
--------------------------       ---------          ---------        ------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010688           1.065582        258,640.0773
01/01/2013 to 12/31/2013          1.065582           1.152969        348,195.6300
01/01/2014 to 12/31/2014          1.152969           1.220650        393,651.1257
01/01/2015 to 12/31/2015          1.220650           1.188929        570,525.4670
01/01/2016 to 12/31/2016          1.188929           1.234350        504,618.4693
01/01/2017 to 12/31/2017          1.234350           1.386406        370,190.1380
--------------------------       ---------          ---------        ------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.695401          10.399444        202,449.9000
01/01/2010 to 12/31/2010         10.399444          11.469830        356,814.0129
01/01/2011 to 12/31/2011         11.469830          11.390862        333,380.5036
01/01/2012 to 12/31/2012         11.390862          12.629955        367,489.4500
01/01/2013 to 12/31/2013         12.629955          14.015779        320,485.5401
01/01/2014 to 12/31/2014         14.015779          14.573082        328,691.8477
01/01/2015 to 12/31/2015         14.573082          14.039123        192,846.6223
01/01/2016 to 12/31/2016         14.039123          14.593535        161,939.9156
01/01/2017 to 12/31/2017         14.593535          16.615538        144,592.6527
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.004421           9.855748        229,227.1900
01/01/2010 to 12/31/2010          9.855748          11.055654        301,425.6187
01/01/2011 to 12/31/2011         11.055654          10.632939        323,285.5117
01/01/2012 to 12/31/2012         10.632939          12.018082        317,245.9004
01/01/2013 to 12/31/2013         12.018082          13.943906        300,367.1935
01/01/2014 to 12/31/2014         13.943906          14.439035        300,427.1988
01/01/2015 to 12/31/2015         14.439035          13.860629        158,774.3540
01/01/2016 to 12/31/2016         13.860629          14.557192        141,967.7661
01/01/2017 to 12/31/2017         14.557192          17.114432        135,064.9151
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         57.024330          35.674748        276,826.4960
01/01/2009 to 12/31/2009         35.674748          41.503643        246,678.2100
01/01/2010 to 12/31/2010         41.503643          47.725049        224,367.3316
01/01/2011 to 12/31/2011         47.725049          45.017980        189,666.0920
01/01/2012 to 12/31/2012         45.017980          52.185524        165,676.9770
01/01/2013 to 12/31/2013         52.185524          68.600824        139,740.4447
01/01/2014 to 12/31/2014         68.600824          76.363310        120,381.6396
01/01/2015 to 12/31/2015         76.363310          72.347659        104,568.9406
01/01/2016 to 12/31/2016         72.347659          82.427569         98,881.4676
01/01/2017 to 12/31/2017         82.427569          94.730236         85,587.3476
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         49.679272          29.924124            735.5068
01/01/2009 to 12/31/2009         29.924124          38.171215            735.4300
01/01/2010 to 04/30/2010         38.171215          40.734708              0.0000
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         26.506534          15.945964         27,784.5557
01/01/2009 to 12/31/2009         15.945964          19.827088         31,430.3800
01/01/2010 to 12/31/2010         19.827088          24.457039         35,726.9337
01/01/2011 to 12/31/2011         24.457039          23.144786         32,560.8482
01/01/2012 to 12/31/2012         23.144786          26.083594         25,600.6525
01/01/2013 to 12/31/2013         26.083594          33.398816         22,944.6427
01/01/2014 to 12/31/2014         33.398816          35.984283         22,776.6929
01/01/2015 to 12/31/2015         35.984283          32.184148         22,246.2928
01/01/2016 to 12/31/2016         32.184148          36.529158         21,496.9373
01/01/2017 to 12/31/2017         36.529158          39.298482         20,132.6306
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         18.371448          10.065335              0.0000
01/01/2009 to 12/31/2009         10.065335          12.055383              0.0000
01/01/2010 to 12/31/2010         12.055383          12.659148              0.0000
01/01/2011 to 12/31/2011         12.659148           9.935414              0.0000
01/01/2012 to 12/31/2012          9.935414          11.652908              0.0000
01/01/2013 to 12/31/2013         11.652908          13.184184         53,487.1039
01/01/2014 to 12/31/2014         13.184184          12.522304         44,203.2866
01/01/2015 to 12/31/2015         12.522304          12.038017         43,573.3308
01/01/2016 to 12/31/2016         12.038017          12.426654         41,654.1359
01/01/2017 to 12/31/2017         12.426654          16.472381         34,026.3429
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         44.546603          42.167509          1,488.3367
01/01/2009 to 12/31/2009         42.167509          45.241342          1,220.8600
01/01/2010 to 12/31/2010         45.241342          48.043857          1,749.8790
01/01/2011 to 12/31/2011         48.043857          50.189017          2,417.4757
01/01/2012 to 12/31/2012         50.189017          52.904741          2,280.3961
01/01/2013 to 12/31/2013         52.904741          51.463065          2,187.2565
01/01/2014 to 12/31/2014         51.463065          54.014090          1,676.3925
01/01/2015 to 12/31/2015         54.014090          53.257907            814.3164
01/01/2016 to 12/31/2016         53.257907          53.833621          2,577.0240
01/01/2017 to 12/31/2017         53.833621          54.938266          1,583.2138
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.588388          10.805375                0.0000
01/01/2010 to 12/31/2010         10.805375          12.722543              603.7132
01/01/2011 to 12/31/2011         12.722543          11.383792              603.7132
01/01/2012 to 12/31/2012         11.383792          12.792938              603.7132
01/01/2013 to 12/31/2013         12.792938          16.872808              603.7132
01/01/2014 to 12/31/2014         16.872808          18.055361              603.7132
01/01/2015 to 12/31/2015         18.055361          18.856163              603.7132
01/01/2016 to 12/31/2016         18.856163          18.544850              557.1826
01/01/2017 to 12/31/2017         18.544850          24.407580              557.1826
--------------------------       ---------          ---------              --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         15.616502           8.801294                0.0000
01/01/2009 to 05/01/2009          8.801294           8.361042                0.0000
--------------------------       ---------          ---------              --------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.553046          10.639004        2,371,488.0135
01/01/2009 to 12/31/2009         10.639004          10.480908        1,661,916.1300
01/01/2010 to 12/31/2010         10.480908          10.299080          984,184.5748
01/01/2011 to 12/31/2011         10.299080          10.120891          954,968.6629
01/01/2012 to 12/31/2012         10.120891           9.944355          789,474.8498
01/01/2013 to 12/31/2013          9.944355           9.771836          894,623.3298
01/01/2014 to 12/31/2014          9.771836           9.602309          644,095.2523
01/01/2015 to 12/31/2015          9.602309           9.435723          605,682.5442
01/01/2016 to 12/31/2016          9.435723           9.282426          627,811.1668
01/01/2017 to 12/31/2017          9.282426           9.179718          441,449.4395
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.513985          13.749101           27,036.8575
01/01/2015 to 12/31/2015         13.749101          13.431465           47,292.5311
01/01/2016 to 12/31/2016         13.431465          13.796365           55,394.6160
01/01/2017 to 12/31/2017         13.796365          14.497549          120,064.9752
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.526954           8.987380        2,872,180.7332
01/01/2009 to 12/31/2009          8.987380          10.854598        3,668,739.6400
01/01/2010 to 12/31/2010         10.854598          11.829251        3,157,856.0353
01/01/2011 to 12/31/2011         11.829251          11.830850        3,134,392.9778
01/01/2012 to 12/31/2012         11.830850          12.892990        2,599,081.9165
01/01/2013 to 12/31/2013         12.892990          13.819648        2,078,044.7723
01/01/2014 to 04/25/2014         13.819648          13.917987                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.020101           8.690395        5,065,994.1323
01/01/2009 to 12/31/2009          8.690395          10.767338        5,314,297.2500
01/01/2010 to 12/31/2010         10.767338          11.892574        5,245,040.6013
01/01/2011 to 12/31/2011         11.892574          11.673042        5,174,824.2332
01/01/2012 to 12/31/2012         11.673042          12.891083        5,005,159.5240
01/01/2013 to 12/31/2013         12.891083          14.469509        4,578,043.0577
01/01/2014 to 04/25/2014         14.469509          14.517559                0.0000
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.099853          14.460114         5,671,288.9305
01/01/2015 to 12/31/2015         14.460114          14.056737         4,823,309.4711
01/01/2016 to 12/31/2016         14.056737          14.653790         4,315,423.1342
01/01/2017 to 12/31/2017         14.653790          15.932804         3,775,370.6781
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.402700           8.294780        12,007,765.4631
01/01/2009 to 12/31/2009          8.294780          10.460525        11,096,666.4800
01/01/2010 to 12/31/2010         10.460525          11.675611        10,244,528.3509
01/01/2011 to 12/31/2011         11.675611          11.278110         9,314,825.5411
01/01/2012 to 12/31/2012         11.278110          12.625255         8,806,011.0562
01/01/2013 to 12/31/2013         12.625255          14.815420         7,934,744.4925
01/01/2014 to 04/25/2014         14.815420          14.819885                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.499935          14.983098         7,356,198.7900
01/01/2015 to 12/31/2015         14.983098          14.536495         6,707,198.1384
01/01/2016 to 12/31/2016         14.536495          15.299267         5,800,643.4191
01/01/2017 to 12/31/2017         15.299267          17.249415         5,029,115.6646
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.054701           7.969996        12,276,103.0249
01/01/2009 to 12/31/2009          7.969996          10.188952        11,051,940.8700
01/01/2010 to 12/31/2010         10.188952          11.563163        10,591,086.7099
01/01/2011 to 12/31/2011         11.563163          10.922825         9,605,719.2984
01/01/2012 to 12/31/2012         10.922825          12.419539         9,249,643.1260
01/01/2013 to 12/31/2013         12.419539          15.366779         8,823,513.3710
01/01/2014 to 04/25/2014         15.366779          15.287812                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998082           7.016687           271,009.5412
01/01/2009 to 12/31/2009          7.016687           8.863588           353,417.2600
01/01/2010 to 12/31/2010          8.863588           9.584867           376,771.3664
01/01/2011 to 12/31/2011          9.584867           9.253106           375,161.9153
01/01/2012 to 12/31/2012          9.253106          10.557734           386,597.9056
01/01/2013 to 04/26/2013         10.557734          11.353330                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.473789          15.042373         8,364,902.4338
01/01/2015 to 12/31/2015         15.042373          14.530683         7,470,739.6472
01/01/2016 to 12/31/2016         14.530683          15.441002         6,876,360.7866
01/01/2017 to 12/31/2017         15.441002          18.081453         6,018,917.0655
--------------------------       ---------          ---------        ---------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         10.694026          14.206229           12,094.9100
01/01/2010 to 12/31/2010         14.206229          17.113440           12,830.2236
01/01/2011 to 12/31/2011         17.113440          14.083849           13,442.8182
01/01/2012 to 12/31/2012         14.083849          16.315960            8,951.9780
01/01/2013 to 12/31/2013         16.315960          20.458437           11,794.4508
01/01/2014 to 12/31/2014         20.458437          18.757640           11,751.4509
01/01/2015 to 12/31/2015         18.757640          19.493020           14,436.6440
01/01/2016 to 12/31/2016         19.493020          20.270913           14,490.4597
01/01/2017 to 12/31/2017         20.270913          25.985438           11,336.3864
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016         50.539167          51.414418            1,608.4043
01/01/2017 to 12/31/2017         51.414418          60.159628            1,253.4609
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS
A) (FORMERLY MET INVESTORS SERIES TRUST -
 PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.420755          12.816558              474.0838
01/01/2009 to 12/31/2009         12.816558          15.602348            5,565.8800
01/01/2010 to 12/31/2010         15.602348          17.818976            3,999.6473
01/01/2011 to 12/31/2011         17.818976          16.714193            3,360.9222
01/01/2012 to 12/31/2012         16.714193          18.162033            3,471.7730
01/01/2013 to 12/31/2013         18.162033          23.750225            3,204.8080
01/01/2014 to 12/31/2014         23.750225          25.942177            2,894.9517
01/01/2015 to 12/31/2015         25.942177          25.508233            2,794.2282
01/01/2016 to 04/29/2016         25.508233          25.646362                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.364105           7.240045            8,554.2837
01/01/2009 to 05/01/2009          7.240045           7.150397                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.789310           8.797857        1,099,658.9712
01/01/2009 to 12/31/2009          8.797857          11.396812        1,012,674.2700
01/01/2010 to 12/31/2010         11.396812          12.522598          891,888.9010
01/01/2011 to 12/31/2011         12.522598          11.791509          801,517.5740
01/01/2012 to 12/31/2012         11.791509          13.057507          645,466.4688
01/01/2013 to 12/31/2013         13.057507          17.133113          580,374.7381
01/01/2014 to 12/31/2014         17.133113          18.594661          470,387.1638
01/01/2015 to 12/31/2015         18.594661          18.686232          395,336.5316
01/01/2016 to 12/31/2016         18.686232          19.675380          360,093.6748
01/01/2017 to 12/31/2017         19.675380          22.993196          323,866.3401
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.817358           7.991434        434,112.6527
01/01/2009 to 12/31/2009          7.991434          10.959638        389,613.8900
01/01/2010 to 12/31/2010         10.959638          11.988058        370,547.6611
01/01/2011 to 12/31/2011         11.988058          11.806634        341,698.1771
01/01/2012 to 12/31/2012         11.806634          13.405541        573,878.2571
01/01/2013 to 12/31/2013         13.405541          18.011796        497,065.2384
01/01/2014 to 12/31/2014         18.011796          19.246841        430,129.4489
01/01/2015 to 12/31/2015         19.246841          20.906297        374,574.6308
01/01/2016 to 12/31/2016         20.906297          20.516953        342,983.9825
01/01/2017 to 12/31/2017         20.516953          27.619833        287,793.5950
--------------------------       ---------          ---------        ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.152174           5.392685        799,549.8858
01/01/2009 to 12/31/2009          5.392685           7.615002        718,927.0700
01/01/2010 to 12/31/2010          7.615002           8.186111        634,848.5015
01/01/2011 to 12/31/2011          8.186111           7.933327        548,945.5013
01/01/2012 to 04/27/2012          7.933327           8.914802              0.0000
--------------------------       ---------          ---------        ------------

LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.918194           6.296359          7,008.7941
01/01/2009 to 12/31/2009          6.296359           8.023219          8,108.2500
01/01/2010 to 12/31/2010          8.023219          10.355607          7,883.1323
01/01/2011 to 12/31/2011         10.355607          10.455680          7,227.8272
01/01/2012 to 12/31/2012         10.455680          11.392560          7,978.3797
01/01/2013 to 12/31/2013         11.392560          16.611155          7,351.2877
01/01/2014 to 12/31/2014         16.611155          16.475519          7,049.5143
01/01/2015 to 12/31/2015         16.475519          16.420748          6,022.2514
01/01/2016 to 12/31/2016         16.420748          17.111653          5,972.0153
01/01/2017 to 12/31/2017         17.111653          21.302538          4,822.8456
--------------------------       ---------          ---------        ------------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         15.989227          15.287359          3,711.0506
01/01/2014 to 12/31/2014         15.287359          15.842341          8,356.5897
01/01/2015 to 12/31/2015         15.842341          15.558733          7,056.0627
01/01/2016 to 12/31/2016         15.558733          15.607822         21,253.5328
01/01/2017 to 12/31/2017         15.607822          15.788352         12,130.4752
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         42.738930          32.610080          5,267.0222
01/01/2009 to 12/31/2009         32.610080          37.909706          5,017.7800
01/01/2010 to 12/31/2010         37.909706          40.902295          2,632.6998
01/01/2011 to 12/31/2011         40.902295          41.062011          2,586.9741
01/01/2012 to 12/31/2012         41.062011          44.908591          2,316.4052
01/01/2013 to 12/31/2013         44.908591          52.381664          2,073.1495
01/01/2014 to 12/31/2014         52.381664          55.778020          2,288.4754
01/01/2015 to 12/31/2015         55.778020          54.591356          2,070.1506
01/01/2016 to 12/31/2016         54.591356          58.431046          2,175.6108
01/01/2017 to 12/31/2017         58.431046          64.407159          1,933.1021
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.444640          10.745239              0.0000
01/01/2009 to 12/31/2009         10.745239          12.732339            306.0800
01/01/2010 to 12/31/2010         12.732339          13.910277            698.3172
01/01/2011 to 12/31/2011         13.910277          13.756800          1,141.0604
01/01/2012 to 12/31/2012         13.756800          15.722736          1,119.1223
01/01/2013 to 12/31/2013         15.722736          20.917289         51,971.7468
01/01/2014 to 12/31/2014         20.917289          22.725377         37,514.7262
01/01/2015 to 12/31/2015         22.725377          22.249734         38,394.5696
01/01/2016 to 12/31/2016         22.249734          24.945586         35,185.9863
01/01/2017 to 12/31/2017         24.945586          28.824199         35,265.5278
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998082           6.584222         19,860.7173
01/01/2009 to 12/31/2009          6.584222           8.080016         72,148.1900
01/01/2010 to 12/31/2010          8.080016           8.815149         88,995.4743
01/01/2011 to 12/31/2011          8.815149           8.615160         96,513.4404
01/01/2012 to 12/31/2012          8.615160           9.642956        100,159.9254
01/01/2013 to 04/26/2013          9.642956          10.551252              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.190964          23.908788         53,467.7487
01/01/2014 to 12/31/2014         23.908788          23.423399         43,657.1548
01/01/2015 to 12/31/2015         23.423399          23.104506         37,535.1640
01/01/2016 to 12/31/2016         23.104506          26.879920         33,918.0712
01/01/2017 to 12/31/2017         26.879920          30.506109         27,357.7306
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.428895           9.353781        129,427.3998
01/01/2009 to 12/31/2009          9.353781          12.570466        118,950.5200
01/01/2010 to 12/31/2010         12.570466          15.176218        102,264.7989
01/01/2011 to 12/31/2011         15.176218          14.126604         97,665.7380
01/01/2012 to 12/31/2012         14.126604          14.613933         75,288.0230
01/01/2013 to 04/26/2013         14.613933          15.827907              0.0000
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         15.826875          18.671588          2,093.0731
01/01/2011 to 12/31/2011         18.671588          15.288720          2,321.7774
01/01/2012 to 12/31/2012         15.288720          15.409403          2,010.5636
01/01/2013 to 12/31/2013         15.409403          16.770589          2,102.3810
01/01/2014 to 12/31/2014         16.770589          13.377435          1,066.6443
01/01/2015 to 12/31/2015         13.377435           8.839019          2,211.9820
01/01/2016 to 12/31/2016          8.839019          12.484863          1,337.3222
01/01/2017 to 12/31/2017         12.484863          12.177974          1,579.9352
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.280780          30.329874            126.2019
01/01/2017 to 12/31/2017         30.329874          32.257245            126.1103
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008      19.272788          16.903303                 0.0000
01/01/2009 to 12/31/2009      16.903303          22.106133                 0.0000
01/01/2010 to 12/31/2010      22.106133          24.367609               186.4405
01/01/2011 to 12/31/2011      24.367609          24.814938               535.6637
01/01/2012 to 12/31/2012      24.814938          27.216721               535.4762
01/01/2013 to 12/31/2013      27.216721          27.157692               483.1051
01/01/2014 to 12/31/2014      27.157692          27.909798               482.9979
01/01/2015 to 12/31/2015      27.909798          27.070266               482.8972
01/01/2016 to 04/29/2016      27.070266          27.734449                 0.0000
--------------------------    ---------          ---------               --------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016      27.816150          28.784568           167,700.2038
01/01/2017 to 12/31/2017      28.784568          30.530431           153,924.5260
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008      19.124730          15.296064           436,233.8823
01/01/2009 to 12/31/2009      15.296064          20.558065           409,103.2100
01/01/2010 to 12/31/2010      20.558065          22.820826           375,779.6735
01/01/2011 to 12/31/2011      22.820826          23.425811           329,853.8532
01/01/2012 to 12/31/2012      23.425811          25.997480           291,789.8651
01/01/2013 to 12/31/2013      25.997480          27.584862           243,330.3864
01/01/2014 to 12/31/2014      27.584862          28.415302           202,093.7975
01/01/2015 to 12/31/2015      28.415302          27.315181           176,321.4559
01/01/2016 to 04/29/2016      27.315181          28.113019                 0.0000
--------------------------    ---------          ---------           ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008      16.182465          10.948933             4,435.1434
01/01/2009 to 12/31/2009      10.948933          13.712348             4,289.9700
01/01/2010 to 12/31/2010      13.712348          15.173281             4,281.7613
01/01/2011 to 12/31/2011      15.173281          15.197088             3,610.4222
01/01/2012 to 12/31/2012      15.197088          17.814735             1,948.5482
01/01/2013 to 12/31/2013      17.814735          23.180442             1,589.3856
01/01/2014 to 12/31/2014      23.180442          25.662172             1,528.8516
01/01/2015 to 12/31/2015      25.662172          24.449658             1,095.5993
01/01/2016 to 12/31/2016      24.449658          27.303569             1,073.3439
01/01/2017 to 12/31/2017      27.303569          31.868315             1,053.7918

                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
01/01/2008 to 12/31/2008          20.011300          11.720386        12,808.5813
01/01/2009 to 12/31/2009          11.720386          15.568221        11,361.9700
01/01/2010 to 12/31/2010          15.568221          17.257600         6,931.0409
01/01/2011 to 12/31/2011          17.257600          15.807563         6,295.3833
01/01/2012 to 12/31/2012          15.807563          17.935463         5,741.4633
01/01/2013 to 12/31/2013          17.935463          20.964937         4,360.6939
01/01/2014 to 12/31/2014          20.964937          20.659138         4,295.9851
01/01/2015 to 12/31/2015          20.659138          19.815044         3,809.5881
01/01/2016 to 12/31/2016          19.815044          19.373658         3,732.2360
01/01/2017 to 12/31/2017          19.373658          23.406264         3,727.9462
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008          28.101305          17.003228         5,058.0983
01/01/2009 to 12/31/2009          17.003228          23.764765         4,236.5200
01/01/2010 to 12/31/2010          23.764765          26.082753         4,346.6792
01/01/2011 to 12/31/2011          26.082753          23.341819         4,636.1805
01/01/2012 to 12/31/2012          23.341819          28.095523         4,600.2664
01/01/2013 to 12/31/2013          28.095523          35.645973         7,583.0879
01/01/2014 to 12/31/2014          35.645973          35.819901         7,826.8581
01/01/2015 to 12/31/2015          35.819901          37.621363         7,784.2639
01/01/2016 to 12/31/2016          37.621363          37.179739         7,716.3093
01/01/2017 to 12/31/2017          37.179739          48.011085         8,146.6018
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008          30.737249          15.517735             0.0000
01/01/2009 to 12/31/2009          15.517735          24.583253           477.2900
01/01/2010 to 12/31/2010          24.583253          29.557023           675.3220
01/01/2011 to 12/31/2011          29.557023          23.472725         1,051.2856
01/01/2012 to 12/31/2012          23.472725          27.242307         1,048.5768
01/01/2013 to 12/31/2013          27.242307          34.323009         1,396.1069
01/01/2014 to 12/31/2014          34.323009          34.426220         1,162.2127
01/01/2015 to 12/31/2015          34.426220          33.901824         1,142.8139
01/01/2016 to 12/31/2016          33.901824          33.995737         1,121.4579
01/01/2017 to 12/31/2017          33.995737          42.037579         1,637.3557
--------------------------        ---------          ---------        -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
04/28/2008 to 12/31/2008         153.157879          88.318426             0.0000
01/01/2009 to 12/31/2009          88.318426         120.930132           358.4400
01/01/2010 to 12/31/2010         120.930132         140.962562           477.5351
01/01/2011 to 12/31/2011         140.962562         132.531385           449.1940
01/01/2012 to 12/31/2012         132.531385         153.441738           529.0095
01/01/2013 to 12/31/2013         153.441738         196.071196           878.0574
01/01/2014 to 12/31/2014         196.071196         208.959565           881.1460
01/01/2015 to 12/31/2015         208.959565         219.306873           823.4431
01/01/2016 to 12/31/2016         219.306873         235.831262           823.2961
01/01/2017 to 12/31/2017         235.831262         297.172284           897.7344
--------------------------       ----------         ----------        -----------

BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          10.178148          10.497446         5,189.9526
01/01/2013 to 12/31/2013          10.497446          11.459381        29,163.0295
01/01/2014 to 12/31/2014          11.459381          12.081996        58,095.9200
01/01/2015 to 12/31/2015          12.081996          11.935192        54,893.6108
01/01/2016 to 12/31/2016          11.935192          12.143818        63,424.3749
01/01/2017 to 12/31/2017          12.143818          13.552152        78,439.8596
--------------------------       ----------         ----------        -----------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.996796           1.037539                0.0000
01/01/2015 to 12/31/2015          1.037539           1.009006                0.0000
01/01/2016 to 12/31/2016          1.009006           1.010776           28,667.9543
01/01/2017 to 12/31/2017          1.010776           1.146561           38,543.1455
--------------------------        --------           --------           -----------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         11.107341          11.482334           62,539.1831
01/01/2013 to 12/31/2013         11.482334          10.895034          134,695.0142
01/01/2014 to 12/31/2014         10.895034          11.128446          145,068.0627
01/01/2015 to 12/31/2015         11.128446           9.883533          122,102.4339
01/01/2016 to 12/31/2016          9.883533          10.577105          126,660.1801
01/01/2017 to 12/31/2017         10.577105          11.407300          121,448.5740
--------------------------       ---------          ---------          ------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          9.934082          10.228279           25,787.9890
01/01/2013 to 12/31/2013         10.228279          11.081407          106,154.1305
01/01/2014 to 12/31/2014         11.081407          11.527592          149,704.3644
01/01/2015 to 12/31/2015         11.527592          11.309628          121,555.5653
01/01/2016 to 12/31/2016         11.309628          11.600120          138,263.7788
01/01/2017 to 12/31/2017         11.600120          12.910083          130,530.3304
--------------------------       ---------          ---------          ------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         13.710020          17.243250           30,404.6800
01/01/2010 to 12/31/2010         17.243250          19.606939           64,353.0306
01/01/2011 to 12/31/2011         19.606939          19.709415           63,772.1105
01/01/2012 to 12/31/2012         19.709415          22.558187           64,114.9242
01/01/2013 to 12/31/2013         22.558187          24.223673           65,832.9796
01/01/2014 to 12/31/2014         24.223673          24.575543           62,651.1808
01/01/2015 to 12/31/2015         24.575543          23.160238           59,441.4949
01/01/2016 to 12/31/2016         23.160238          25.926754           42,053.3982
01/01/2017 to 12/31/2017         25.926754          27.441522           36,507.3027
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
100 SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.065482           7.594535        2,095,952.6013
01/01/2009 to 12/31/2009          7.594535           9.894153        1,596,603.7200
01/01/2010 to 12/31/2010          9.894153          11.321306        1,451,227.4818
01/01/2011 to 12/31/2011         11.321306          10.477473        1,330,524.7197
01/01/2012 to 12/31/2012         10.477473          12.012329        1,276,477.5885
01/01/2013 to 12/31/2013         12.012329          15.279383        1,244,756.5605
01/01/2014 to 12/31/2014         15.279383          15.770441        1,113,539.5382
01/01/2015 to 12/31/2015         15.770441          15.178031        1,006,585.2448
01/01/2016 to 12/31/2016         15.178031          16.245697          821,914.5060
01/01/2017 to 12/31/2017         16.245697          19.616323          752,347.4040
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE BALANCED PLUS SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE BALANCED PLUS
SUB-ACCOUNT (CLASS B))
04/30/2012 to 12/31/2012          9.960927          10.395119            3,960.2735
01/01/2013 to 12/31/2013         10.395119          11.675982          411,154.7260
01/01/2014 to 12/31/2014         11.675982          12.574137          478,506.7046
01/01/2015 to 12/31/2015         12.574137          11.845004          504,039.2825
01/01/2016 to 12/31/2016         11.845004          12.606873          508,927.2628
01/01/2017 to 12/31/2017         12.606873          14.652688          383,920.8990
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-
 ACCOUNT (CLASS B) AND BEFORE THAT MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
(CLASS B))
04/28/2008 to 12/31/2008         13.385773           6.123445        217,663.3260
01/01/2009 to 12/31/2009          6.123445          10.160875        298,255.9400
01/01/2010 to 12/31/2010         10.160875          12.340627        251,991.7111
01/01/2011 to 12/31/2011         12.340627           9.853738        251,780.4865
01/01/2012 to 12/31/2012          9.853738          11.505677        395,265.7499
01/01/2013 to 12/31/2013         11.505677          10.737520        275,804.4530
01/01/2014 to 12/31/2014         10.737520           9.858227        268,805.2783
01/01/2015 to 12/31/2015          9.858227           8.344877        279,468.2890
01/01/2016 to 12/31/2016          8.344877           9.138735        251,598.7537
01/01/2017 to 12/31/2017          9.138735          11.518991        235,248.5552
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B) (FORMERLY
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-
 ACCOUNT (CLASS B))
05/02/2011 to 12/31/2011          9.987535           9.740597         41,153.0489
01/01/2012 to 12/31/2012          9.740597           9.986641         57,949.6640
01/01/2013 to 12/31/2013          9.986641           9.922338         69,384.5257
01/01/2014 to 12/31/2014          9.922338           9.848415         51,876.2920
01/01/2015 to 12/31/2015          9.848415           9.612514         51,938.0170
01/01/2016 to 12/31/2016          9.612514           9.736865         50,880.7457
01/01/2017 to 12/31/2017          9.736865           9.690991         46,063.4024
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON
INTERNATIONAL BOND SUB-ACCOUNT (CLASS
 B))
05/03/2010 to 12/31/2010         11.740900          12.119715          2,034.1542
01/01/2011 to 12/31/2011         12.119715          11.864590          2,056.6735
01/01/2012 to 12/31/2012         11.864590          13.316647         17,103.0465
01/01/2013 to 12/31/2013         13.316647          13.214774         19,298.3165
01/01/2014 to 12/31/2014         13.214774          13.127056          2,806.8004
01/01/2015 to 12/31/2015         13.127056          12.356527          2,694.8733
01/01/2016 to 12/31/2016         12.356527          12.242243          2,519.6144
01/01/2017 to 12/31/2017         12.242243          12.041259          2,755.6960
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B) (FORMERLY
MET/WELLINGTON LARGE CAP RESEARCH SUB-ACCOUNT
 (CLASS B))
05/04/2009 to 12/31/2009          6.773052           8.086305              0.0000
01/01/2010 to 12/31/2010          8.086305           8.924167              0.0000
01/01/2011 to 12/31/2011          8.924167           8.780642              0.0000
01/01/2012 to 12/31/2012          8.780642           9.771984              0.0000
01/01/2013 to 12/31/2013          9.771984          12.877765              0.0000
01/01/2014 to 12/31/2014         12.877765          14.344706              0.0000
01/01/2015 to 12/31/2015         14.344706          14.710190              0.0000
01/01/2016 to 12/31/2016         14.710190          15.631197              0.0000
01/01/2017 to 12/31/2017         15.631197          18.706661              0.0000
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         16.873616           9.201824        233,787.8379
01/01/2009 to 12/31/2009          9.201824          12.176868        226,420.8600
01/01/2010 to 12/31/2010         12.176868          13.886119        203,887.4580
01/01/2011 to 12/31/2011         13.886119          12.876948        181,275.4715
01/01/2012 to 12/31/2012         12.876948          15.932812        173,902.1391
01/01/2013 to 12/31/2013         15.932812          16.203410        168,721.1437
01/01/2014 to 12/31/2014         16.203410          18.025806        149,686.7665
01/01/2015 to 12/31/2015         18.025806          17.456087        133,216.9319
01/01/2016 to 12/31/2016         17.456087          17.294568        125,290.4153
01/01/2017 to 12/31/2017         17.294568          18.812199        121,623.4104
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.150279           7.367833          835,271.7525
01/01/2012 to 12/31/2012          7.367833           8.574900          766,531.6980
01/01/2013 to 12/31/2013          8.574900          12.262580          676,170.6117
01/01/2014 to 12/31/2014         12.262580          14.319275          596,554.9374
01/01/2015 to 12/31/2015         14.319275          13.496115          548,961.2803
01/01/2016 to 12/31/2016         13.496115          13.610663          528,059.9942
01/01/2017 to 12/31/2017         13.610663          15.829482          497,897.3619
--------------------------       ---------          ---------          ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.271927           4.578276          255,592.6761
01/01/2009 to 12/31/2009          4.578276           6.203956          280,709.8600
01/01/2010 to 12/31/2010          6.203956           6.540272          272,006.9936
01/01/2011 to 04/29/2011          6.540272           6.945274                0.0000
--------------------------       ---------          ---------          ------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010647           1.045112        2,063,757.0497
01/01/2013 to 12/31/2013          1.045112           1.045571        1,893,930.5170
01/01/2014 to 12/31/2014          1.045571           1.084229        1,601,080.0032
01/01/2015 to 12/31/2015          1.084229           1.020107        1,545,552.9545
01/01/2016 to 12/31/2016          1.020107           1.119301        1,594,196.9339
01/01/2017 to 12/31/2017          1.119301           1.209332        1,689,534.0344
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         11.404215           7.177860          135,640.6151
01/01/2009 to 12/31/2009          7.177860           8.923076          210,478.4500
01/01/2010 to 12/31/2010          8.923076          10.065751          222,094.7334
01/01/2011 to 12/31/2011         10.065751           9.739920          203,882.6207
01/01/2012 to 12/31/2012          9.739920          11.328525          190,693.4822
01/01/2013 to 12/31/2013         11.328525          15.064004          203,976.4960
01/01/2014 to 12/31/2014         15.064004          16.173046          178,040.3917
01/01/2015 to 12/31/2015         16.173046          14.936038          167,274.6283
01/01/2016 to 12/31/2016         14.936038          17.207145          142,618.4066
01/01/2017 to 12/31/2017         17.207145          19.946752          134,195.7977
--------------------------       ---------          ---------        --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.012701           1.047153           60,756.8599
01/01/2013 to 12/31/2013          1.047153           1.141470          214,830.1202
01/01/2014 to 12/31/2014          1.141470           1.199313          856,267.8665
01/01/2015 to 12/31/2015          1.199313           1.188452          368,009.6133
01/01/2016 to 12/31/2016          1.188452           1.201136          516,439.2395
01/01/2017 to 12/31/2017          1.201136           1.376287          514,108.5071
--------------------------       ---------          ---------        --------------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         13.119168           9.700066                0.0000
01/01/2009 to 12/31/2009          9.700066          12.268249                0.0000
01/01/2010 to 12/31/2010         12.268249          14.368942                0.0000
01/01/2011 to 12/31/2011         14.368942          12.650759                0.0000
01/01/2012 to 12/31/2012         12.650759          14.332137                0.0000
01/01/2013 to 12/31/2013         14.332137          18.707998                0.0000
01/01/2014 to 12/31/2014         18.707998          19.177449                0.0000
01/01/2015 to 12/31/2015         19.177449          17.435219                0.0000
01/01/2016 to 12/31/2016         17.435219          22.348424                0.0000
01/01/2017 to 12/31/2017         22.348424          22.677918                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013          1.077631           1.123774           31,337.6918
01/01/2014 to 12/31/2014          1.123774           1.205943          135,426.8925
01/01/2015 to 12/31/2015          1.205943           1.170076          274,724.9880
01/01/2016 to 12/31/2016          1.170076           1.199325          255,701.9051
01/01/2017 to 12/31/2017          1.199325           1.361091        4,108,469.3007
--------------------------        --------           --------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         17.454683           9.884817          588,021.2914
01/01/2009 to 12/31/2009          9.884817          12.779445          544,766.7400
01/01/2010 to 12/31/2010         12.779445          13.990078          503,394.1880
01/01/2011 to 12/31/2011         13.990078          12.274831          477,435.5115
01/01/2012 to 12/31/2012         12.274831          14.075937          557,370.7408
01/01/2013 to 12/31/2013         14.075937          16.489817          399,200.6228
01/01/2014 to 12/31/2014         16.489817          15.070088          365,759.8138
01/01/2015 to 12/31/2015         15.070088          14.538673          350,026.5362
01/01/2016 to 12/31/2016         14.538673          14.154316          333,718.6671
01/01/2017 to 12/31/2017         14.154316          17.816812          301,507.7952
--------------------------       ---------          ---------        --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN MID CAP GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE
 THAT LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.739847           6.662170           93,515.7637
01/01/2009 to 12/31/2009          6.662170          10.290859           85,049.8000
01/01/2010 to 12/31/2010         10.290859          13.350550           74,115.1862
01/01/2011 to 12/31/2011         13.350550          12.205173           63,069.4841
01/01/2012 to 12/31/2012         12.205173          13.098874           62,685.7496
01/01/2013 to 12/31/2013         13.098874          17.885829           62,860.3621
01/01/2014 to 12/31/2014         17.885829          17.744888           59,624.6029
01/01/2015 to 12/31/2015         17.744888          16.552906           47,583.3709
01/01/2016 to 12/31/2016         16.552906          14.882155           43,957.0334
01/01/2017 to 12/31/2017         14.882155          20.451684           37,584.8516
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         19.368802          11.307042            1,204.7785
01/01/2009 to 12/31/2009         11.307042          15.525415                0.0000
01/01/2010 to 12/31/2010         15.525415          17.677282              321.1372
01/01/2011 to 12/31/2011         17.677282          15.903115              321.1372
01/01/2012 to 12/31/2012         15.903115          18.925203              860.3008
01/01/2013 to 12/31/2013         18.925203          23.627439            1,749.8660
01/01/2014 to 12/31/2014         23.627439          23.703067            1,713.0000
01/01/2015 to 12/31/2015         23.703067          24.196422            2,123.6592
01/01/2016 to 12/31/2016         24.196422          23.819671            2,095.3250
01/01/2017 to 12/31/2017         23.819671          31.990519            2,003.2434
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2008 to 12/31/2008         19.651335          11.131126            2,849.3721
01/01/2009 to 12/31/2009         11.131126          14.332933            2,377.5700
01/01/2010 to 12/31/2010         14.332933          15.118310            1,728.2926
01/01/2011 to 04/29/2011         15.118310          16.845504                0.0000
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.551182                0.0000
01/01/2009 to 12/31/2009          6.551182           8.533245            1,420.4100
01/01/2010 to 12/31/2010          8.533245           9.022979            1,533.6458
01/01/2011 to 12/31/2011          9.022979           8.251080            2,831.4383
01/01/2012 to 12/31/2012          8.251080           9.903252            2,468.4873
01/01/2013 to 04/26/2013          9.903252          10.514810                0.0000
--------------------------       ---------          ---------        --------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          0.999754           1.032732                0.0000
01/01/2015 to 12/31/2015          1.032732           0.958753                0.0000
01/01/2016 to 12/31/2016          0.958753           1.046394           19,111.0620
01/01/2017 to 12/31/2017          1.046394           1.157256           15,416.9171
--------------------------        --------           --------           -----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         11.442148          12.622618          612,207.5700
01/01/2010 to 12/31/2010         12.622618          13.359664          615,557.8327
01/01/2011 to 12/31/2011         13.359664          14.583906          522,777.4984
01/01/2012 to 12/31/2012         14.583906          15.630297          458,817.4301
01/01/2013 to 12/31/2013         15.630297          13.927562          448,389.8588
01/01/2014 to 12/31/2014         13.927562          14.074860          414,385.7765
01/01/2015 to 12/31/2015         14.074860          13.393833          376,259.3810
01/01/2016 to 12/31/2016         13.393833          13.810534          361,228.0233
01/01/2017 to 12/31/2017         13.810534          14.035225          331,369.4677
--------------------------       ---------          ---------          ------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.969788          12.790020        1,298,575.9372
01/01/2009 to 12/31/2009         12.790020          14.826672        1,417,197.9600
01/01/2010 to 12/31/2010         14.826672          15.752043        1,460,193.3452
01/01/2011 to 12/31/2011         15.752043          15.962182        1,321,654.2392
01/01/2012 to 12/31/2012         15.962182          17.129299        1,204,297.3140
01/01/2013 to 12/31/2013         17.129299          16.501480        1,104,260.1509
01/01/2014 to 12/31/2014         16.501480          16.886492          989,574.6569
01/01/2015 to 12/31/2015         16.886492          16.586082          879,229.8615
01/01/2016 to 12/31/2016         16.586082          16.715339          862,620.4311
01/01/2017 to 12/31/2017         16.715339          17.156877          852,758.9925
--------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         10.729226          10.865912           40,902.4915
01/01/2013 to 12/31/2013         10.865912          10.189740           39,474.2888
01/01/2014 to 12/31/2014         10.189740          10.764236           17,646.5389
01/01/2015 to 12/31/2015         10.764236          10.617679           23,631.2964
01/01/2016 to 12/31/2016         10.617679          10.565643           18,197.4663
01/01/2017 to 12/31/2017         10.565643          10.647479           23,500.6897
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO II SUB-ACCOUNT (CLASS B) (FORMERLY PYRAMIS(Reg.
TM) MANAGED RISK SUB-ACCOUNT (CLASS B))
04/29/2013 to 12/31/2013         10.214980          10.723087          123,980.0761
01/01/2014 to 12/31/2014         10.723087          11.441855          181,280.1454
01/01/2015 to 12/31/2015         11.441855          11.097109          150,293.6596
01/01/2016 to 12/31/2016         11.097109          11.396794          138,536.7897
01/01/2017 to 12/31/2017         11.396794          13.037902            8,676.5422
--------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          1.010679           1.065216          489,598.0398
01/01/2013 to 12/31/2013          1.065216           1.151996          930,018.6103
01/01/2014 to 12/31/2014          1.151996           1.219011          977,785.6248
01/01/2015 to 12/31/2015          1.219011           1.186739        1,047,213.7630
01/01/2016 to 12/31/2016          1.186739           1.231461          962,467.9228
01/01/2017 to 12/31/2017          1.231461           1.382471          964,595.7819
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          8.679775          10.377335        310,482.4800
01/01/2010 to 12/31/2010         10.377335          11.439728        415,917.3046
01/01/2011 to 12/31/2011         11.439728          11.355300        517,220.4676
01/01/2012 to 12/31/2012         11.355300          12.584198        425,526.0812
01/01/2013 to 12/31/2013         12.584198          13.958021        425,456.7987
01/01/2014 to 12/31/2014         13.958021          14.505773        368,391.9583
01/01/2015 to 12/31/2015         14.505773          13.967291        322,806.9862
01/01/2016 to 12/31/2016         13.967291          14.511610        306,428.2172
01/01/2017 to 12/31/2017         14.511610          16.514029        278,106.2158
--------------------------       ---------          ---------        ------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.990033           9.834791        188,378.7600
01/01/2010 to 12/31/2010          9.834791          11.026635        240,212.3081
01/01/2011 to 12/31/2011         11.026635          10.599738        286,855.9251
01/01/2012 to 12/31/2012         10.599738          11.974538        294,720.9772
01/01/2013 to 12/31/2013         11.974538          13.886441        307,667.6569
01/01/2014 to 12/31/2014         13.886441          14.372340        309,739.1988
01/01/2015 to 12/31/2015         14.372340          13.789705        327,792.1752
01/01/2016 to 12/31/2016         13.789705          14.475466        287,217.1556
01/01/2017 to 12/31/2017         14.475466          17.009871        274,988.8739
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS A)
01/01/2008 to 12/31/2008         54.687755          34.270046         71,962.2722
01/01/2009 to 12/31/2009         34.270046          39.943971         65,681.7300
01/01/2010 to 12/31/2010         39.943971          46.029633         61,003.9945
01/01/2011 to 12/31/2011         46.029633          43.506636         57,106.0096
01/01/2012 to 12/31/2012         43.506636          50.533753         51,015.5267
01/01/2013 to 12/31/2013         50.533753          66.552437         41,204.0648
01/01/2014 to 12/31/2014         66.552437          74.232519         36,345.3044
01/01/2015 to 12/31/2015         74.232519          70.493082         33,346.9348
01/01/2016 to 12/31/2016         70.493082          80.454447         28,492.2199
01/01/2017 to 12/31/2017         80.454447          92.669867         25,856.6235
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         56.412292          35.274100        423,441.9663
01/01/2009 to 12/31/2009         35.274100          41.017004        400,760.5600
01/01/2010 to 12/31/2010         41.017004          47.141906        366,872.6632
01/01/2011 to 12/31/2011         47.141906          44.445719        335,102.1328
01/01/2012 to 12/31/2012         44.445719          51.496264        329,415.0186
01/01/2013 to 12/31/2013         51.496264          67.660932        263,824.3044
01/01/2014 to 12/31/2014         67.660932          75.279414        266,658.1850
01/01/2015 to 12/31/2015         75.279414          71.285095        220,244.0401
01/01/2016 to 12/31/2016         71.285095          81.176371        215,566.9549
01/01/2017 to 12/31/2017         81.176371          93.245806        189,555.8010
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LORD ABBETT GROWTH AND
INCOME SUB-ACCOUNT (CLASS B) AND
 FORMERLY PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB))
01/01/2008 to 12/31/2008         13.199018           7.946382          5,400.6317
01/01/2009 to 12/31/2009          7.946382          10.131337          4,529.7600
01/01/2010 to 04/30/2010         10.131337          10.809962              0.0000
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008          9.505627           5.624666        627,621.3948
01/01/2009 to 12/31/2009          5.624666           8.036369        780,523.6200
01/01/2010 to 12/31/2010          8.036369          10.078183        716,578.3168
01/01/2011 to 12/31/2011         10.078183           9.735655        607,434.9428
01/01/2012 to 12/31/2012          9.735655          10.869334        572,135.0898
01/01/2013 to 12/31/2013         10.869334          14.580492        528,126.6336
01/01/2014 to 12/31/2014         14.580492          16.149772        353,334.2371
01/01/2015 to 12/31/2015         16.149772          16.920211        389,996.5990
01/01/2016 to 12/31/2016         16.920211          17.651325        283,430.1207
01/01/2017 to 12/31/2017         17.651325          21.627224        260,601.1093
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY INVESCO MID CAP VALUE
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         26.993344          16.230660        189,869.0687
01/01/2009 to 12/31/2009         16.230660          20.170985        255,975.6100
01/01/2010 to 12/31/2010         20.170985          24.868818        234,355.7043
01/01/2011 to 12/31/2011         24.868818          23.522724        155,003.4132
01/01/2012 to 12/31/2012         23.522724          26.496199        145,101.9986
01/01/2013 to 12/31/2013         26.496199          33.910186        177,908.4943
01/01/2014 to 12/31/2014         33.910186          36.516974        169,571.5388
01/01/2015 to 12/31/2015         36.516974          32.644245        109,936.5915
01/01/2016 to 12/31/2016         32.644245          37.032845        129,476.4644
01/01/2017 to 12/31/2017         37.032845          39.820499        111,016.9477
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         20.789882          11.384621         23,802.7985
01/01/2009 to 12/31/2009         11.384621          13.628692         23,082.5700
01/01/2010 to 12/31/2010         13.628692          14.304106         18,418.9868
01/01/2011 to 12/31/2011         14.304106          11.220835         15,113.9477
01/01/2012 to 12/31/2012         11.220835          13.153924         15,265.5663
01/01/2013 to 12/31/2013         13.153924          14.875007         70,935.5639
01/01/2014 to 12/31/2014         14.875007          14.121177         70,552.8620
01/01/2015 to 12/31/2015         14.121177          13.568265         71,647.9353
01/01/2016 to 12/31/2016         13.568265          13.999304         67,163.9269
01/01/2017 to 12/31/2017         13.999304          18.547795         58,399.9164
--------------------------       ---------          ---------        ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         44.007225          41.636053          9,194.3193
01/01/2009 to 12/31/2009         41.636053          44.648821          6,998.5000
01/01/2010 to 12/31/2010         44.648821          47.390936          7,064.7905
01/01/2011 to 12/31/2011         47.390936          49.482268          6,027.4945
01/01/2012 to 12/31/2012         49.482268          52.133539          5,380.5383
01/01/2013 to 12/31/2013         52.133539          50.687522          4,691.3680
01/01/2014 to 12/31/2014         50.687522          53.173512          4,455.1144
01/01/2015 to 12/31/2015         53.173512          52.402884          4,145.6337
01/01/2016 to 12/31/2016         52.402884          52.942877          9,142.0118
01/01/2017 to 12/31/2017         52.942877          54.002311         13,270.6826
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.530251          10.728696         28,648.6800
01/01/2010 to 12/31/2010         10.728696          12.625951         25,506.8341
01/01/2011 to 12/31/2011         12.625951          11.291725         25,042.0740
01/01/2012 to 12/31/2012         11.291725          12.683100         23,714.7021
01/01/2013 to 12/31/2013         12.683100          16.719582         22,713.1306
01/01/2014 to 12/31/2014         16.719582          17.882451         20,599.7929
01/01/2015 to 12/31/2015         17.882451          18.666246         20,094.1952
01/01/2016 to 12/31/2016         18.666246          18.348891         19,593.4064
01/01/2017 to 12/31/2017         18.348891          24.137644         17,710.3931
--------------------------       ---------          ---------        ------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2008 to 12/31/2008         15.521237           8.743205            29,937.6525
01/01/2009 to 05/01/2009          8.743205           8.304478                 0.0000
--------------------------       ---------           --------            -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         10.439815          10.519575         1,816,844.5984
01/01/2009 to 12/31/2009         10.519575          10.358072         1,383,944.9100
01/01/2010 to 12/31/2010         10.358072          10.173286           945,751.3899
01/01/2011 to 12/31/2011         10.173286           9.992289         1,202,849.4439
01/01/2012 to 12/31/2012          9.992289           9.813061         1,144,877.0364
01/01/2013 to 12/31/2013          9.813061           9.637997           734,027.6940
01/01/2014 to 12/31/2014          9.637997           9.466058           676,585.0545
01/01/2015 to 12/31/2015          9.466058           9.297185           735,108.1518
01/01/2016 to 12/31/2016          9.297185           9.141565           731,804.6032
01/01/2017 to 12/31/2017          9.141565           9.035909           551,568.9217
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
20 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         13.453089          13.682515            13,981.2944
01/01/2015 to 12/31/2015         13.682515          13.359733            49,276.4636
01/01/2016 to 12/31/2016         13.359733          13.715825            71,093.4173
01/01/2017 to 12/31/2017         13.715825          14.405732            68,810.8373
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         11.508762           8.968693         1,635,860.6121
01/01/2009 to 12/31/2009          8.968693          10.826616         2,874,485.2700
01/01/2010 to 12/31/2010         10.826616          11.792861         3,452,041.6595
01/01/2011 to 12/31/2011         11.792861          11.788574         3,096,012.1286
01/01/2012 to 12/31/2012         11.788574          12.840462         2,862,196.1934
01/01/2013 to 12/31/2013         12.840462          13.756466         2,091,940.1540
01/01/2014 to 04/25/2014         13.756466          13.852173                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.001131           8.672324         4,853,593.9947
01/01/2009 to 12/31/2009          8.672324          10.739578         5,717,505.2500
01/01/2010 to 12/31/2010         10.739578          11.855988         5,193,032.7145
01/01/2011 to 12/31/2011         11.855988          11.631326         4,847,688.4421
01/01/2012 to 12/31/2012         11.631326          12.838561         4,531,143.4256
01/01/2013 to 12/31/2013         12.838561          14.403353         3,999,718.6892
01/01/2014 to 04/25/2014         14.403353          14.448906                 0.0000
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
40 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.036313          14.390080         5,445,938.2373
01/01/2015 to 12/31/2015         14.390080          13.981661         4,900,397.5355
01/01/2016 to 12/31/2016         13.981661          14.568240         4,449,925.9778
01/01/2017 to 12/31/2017         14.568240          15.831892         3,902,999.5794
--------------------------       ---------          ---------         --------------

BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.383127           8.277530        17,988,455.9112
01/01/2009 to 12/31/2009          8.277530          10.433553        17,343,593.7200
01/01/2010 to 12/31/2010         10.433553          11.639689        16,601,085.3712
01/01/2011 to 12/31/2011         11.639689          11.237801        15,303,664.1037
01/01/2012 to 12/31/2012         11.237801          12.573811        14,405,559.8417
01/01/2013 to 12/31/2013         12.573811          14.747678        13,359,110.2385
01/01/2014 to 04/25/2014         14.747678          14.749798                 0.0000
--------------------------       ---------          ---------        ---------------


                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
BRIGHTHOUSE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
60 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.434587          14.910526        12,394,479.9853
01/01/2015 to 12/31/2015         14.910526          14.458852        11,168,701.9613
01/01/2016 to 12/31/2016         14.458852          15.209943        10,295,072.4353
01/01/2017 to 12/31/2017         15.209943          17.140160         9,194,586.4537
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         13.034100           7.953419        16,996,458.2720
01/01/2009 to 12/31/2009          7.953419          10.162676        15,646,290.1200
01/01/2010 to 12/31/2010         10.162676          11.527582        13,841,831.8488
01/01/2011 to 12/31/2011         11.527582          10.883780        12,854,262.5677
01/01/2012 to 12/31/2012         10.883780          12.368927        11,785,991.4468
01/01/2013 to 12/31/2013         12.368927          15.296509        11,423,391.3074
01/01/2014 to 04/25/2014         15.296509          15.215505                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
FOUNDING STRATEGY SUB-ACCOUNT (CLASS
 B))
04/28/2008 to 12/31/2008          9.998027           7.014269           378,262.6209
01/01/2009 to 12/31/2009          7.014269           8.856104           557,059.5200
01/01/2010 to 12/31/2010          8.856104           9.571990           567,386.4942
01/01/2011 to 12/31/2011          9.571990           9.236064           544,047.1713
01/01/2012 to 12/31/2012          9.236064          10.532994           526,519.1755
01/01/2013 to 04/26/2013         10.532994          11.324926                 0.0000
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B) (FORMERLY METLIFE ASSET ALLOCATION
80 SUB-ACCOUNT (CLASS B))
04/28/2014 to 12/31/2014         14.408551          14.969507        11,007,746.8515
01/01/2015 to 12/31/2015         14.969507          14.453064        10,102,971.7770
01/01/2016 to 12/31/2016         14.453064          15.350843         9,239,131.0969
01/01/2017 to 12/31/2017         15.350843          17.966920         8,330,152.7301
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B) (FORMERLY
MET/DIMENSIONAL INTERNATIONAL SMALL
 COMPANY SUB-ACCOUNT (CLASS B))
05/04/2009 to 12/31/2009         10.691296          14.197922            14,034.2000
01/01/2010 to 12/31/2010         14.197922          17.094897            14,594.0220
01/01/2011 to 12/31/2011         17.094897          14.061559             6,668.7874
01/01/2012 to 12/31/2012         14.061559          16.281954             7,454.5487
01/01/2013 to 12/31/2013         16.281954          20.405601            12,789.2166
01/01/2014 to 12/31/2014         20.405601          18.699838            12,444.6349
01/01/2015 to 12/31/2015         18.699838          19.423236            22,503.2465
01/01/2016 to 12/31/2016         19.423236          20.188248            22,542.2040
01/01/2017 to 12/31/2017         20.188248          25.866578            23,554.1732
--------------------------       ---------          ---------        ---------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A))
05/02/2016 to 12/31/2016         49.998333          50.847360            11,234.7046
01/01/2017 to 12/31/2017         50.847360          59.466476            10,487.5166
--------------------------       ---------          ---------        ---------------


                       1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS A)) AND BEFORE THAT MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS
A) (FORMERLY MET INVESTORS SERIES TRUST -
 PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.286142          12.721327            1,411.7552
01/01/2009 to 12/31/2009         12.721327          15.478674           44,306.7700
01/01/2010 to 12/31/2010         15.478674          17.668902           39,334.9706
01/01/2011 to 12/31/2011         17.668902          16.565154           30,880.7126
01/01/2012 to 12/31/2012         16.565154          17.991038           29,842.3216
01/01/2013 to 12/31/2013         17.991038          23.514864           25,317.2119
01/01/2014 to 12/31/2014         23.514864          25.672254           25,219.3146
01/01/2015 to 12/31/2015         25.672254          25.230204           22,774.9377
01/01/2016 to 04/29/2016         25.230204          25.362656                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS B)) AND BEFORE THAT MET INVESTORS SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
B) AND BEFORE THAT METROPOLITAN SERIES
 FUND, INC. - CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         12.329097           7.215915          206,888.9397
01/01/2009 to 05/01/2009          7.215915           7.125379                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS E) (FORMERLY MET/WELLINGTON CORE
EQUITY OPPORTUNITIES SUB-ACCOUNT
 (CLASS E))
01/01/2008 to 12/31/2008         14.630624           8.699080        1,318,175.6319
01/01/2009 to 12/31/2009          8.699080          11.263222        1,224,577.7000
01/01/2010 to 12/31/2010         11.263222          12.369630        1,120,293.8513
01/01/2011 to 12/31/2011         12.369630          11.641659          987,619.3230
01/01/2012 to 12/31/2012         11.641659          12.885091          857,991.0856
01/01/2013 to 12/31/2013         12.885091          16.898436          754,758.6576
01/01/2014 to 12/31/2014         16.898436          18.330797          664,359.8467
01/01/2015 to 12/31/2015         18.330797          18.411859          591,855.9892
01/01/2016 to 12/31/2016         18.411859          19.376793          529,058.4030
01/01/2017 to 12/31/2017         19.376793          22.632977          483,913.2955
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.736327           7.936920          527,842.6455
01/01/2009 to 12/31/2009          7.936920          10.879438          487,751.3500
01/01/2010 to 12/31/2010         10.879438          11.894387          441,211.0944
01/01/2011 to 12/31/2011         11.894387          11.708536          391,632.6187
01/01/2012 to 12/31/2012         11.708536          13.287480          770,040.2188
01/01/2013 to 12/31/2013         13.287480          17.844249          688,823.4226
01/01/2014 to 12/31/2014         17.844249          19.058273          687,221.2642
01/01/2015 to 12/31/2015         19.058273          20.691121          575,660.4057
01/01/2016 to 12/31/2016         20.691121          20.295634          459,128.3347
01/01/2017 to 12/31/2017         20.295634          27.308289          396,442.2104
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.043168           5.332099          993,381.0298
01/01/2009 to 12/31/2009          5.332099           7.525685          905,834.7800
01/01/2010 to 12/31/2010          7.525685           8.086054          803,662.2766
01/01/2011 to 12/31/2011          8.086054           7.832451          686,579.4063
01/01/2012 to 04/27/2012          7.832451           8.800013                0.0000
--------------------------       ---------          ---------        --------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
LOOMIS SAYLES SMALL CAP GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY FRANKLIN TEMPLETON SMALL
CAP GROWTH SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         10.881820           6.272226         38,451.0476
01/01/2009 to 12/31/2009          6.272226           7.988471         36,107.3900
01/01/2010 to 12/31/2010          7.988471          10.305612         31,147.3644
01/01/2011 to 12/31/2011         10.305612          10.400009         23,857.7688
01/01/2012 to 12/31/2012         10.400009          11.326206         21,264.5951
01/01/2013 to 12/31/2013         11.326206          16.506159         19,732.4225
01/01/2014 to 12/31/2014         16.506159          16.363193         19,033.3494
01/01/2015 to 12/31/2015         16.363193          16.300641         16,938.5942
01/01/2016 to 12/31/2016         16.300641          16.977999         15,438.6363
01/01/2017 to 12/31/2017         16.977999          21.125620         15,541.2273
--------------------------       ---------          ---------         -----------

METLIFE AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G) (FORMERLY BARCLAYS AGGREGATE BOND
INDEX SUB-ACCOUNT (CLASS G))
04/29/2013 to 12/31/2013         15.873892          15.171972          9,739.7190
01/01/2014 to 12/31/2014         15.171972          15.714905         11,614.2995
01/01/2015 to 12/31/2015         15.714905          15.425862         21,883.0563
01/01/2016 to 12/31/2016         15.425862          15.466796         20,831.0222
01/01/2017 to 12/31/2017         15.466796          15.637896         21,806.5342
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         12.913512           9.848147         50,362.0820
01/01/2009 to 12/31/2009          9.848147          11.442896         47,027.2100
01/01/2010 to 12/31/2010         11.442896          12.340029         36,412.3790
01/01/2011 to 12/31/2011         12.340029          12.382036         39,258.9125
01/01/2012 to 12/31/2012         12.382036          13.535148         39,162.4583
01/01/2013 to 12/31/2013         13.535148          15.779593         38,159.4139
01/01/2014 to 12/31/2014         15.779593          16.794321         37,721.7324
01/01/2015 to 12/31/2015         16.794321          16.428807         36,661.9055
01/01/2016 to 12/31/2016         16.428807          17.575541         27,379.1728
01/01/2017 to 12/31/2017         17.575541          19.363448         24,754.2434
--------------------------       ---------          ---------         -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
04/28/2008 to 12/31/2008         15.369293          10.689187          1,509.5094
01/01/2009 to 12/31/2009         10.689187          12.659589              0.0000
01/01/2010 to 12/31/2010         12.659589          13.823887            395.9519
01/01/2011 to 12/31/2011         13.823887          13.664542            386.8603
01/01/2012 to 12/31/2012         13.664542          15.609448            370.5569
01/01/2013 to 12/31/2013         15.609448          20.756199        105,176.6217
01/01/2014 to 12/31/2014         20.756199          22.539090         67,111.9496
01/01/2015 to 12/31/2015         22.539090          22.056313         52,975.5370
01/01/2016 to 12/31/2016         22.056313          24.716370         57,444.3217
01/01/2017 to 12/31/2017         24.716370          28.545114         61,428.9087
--------------------------       ---------          ---------        ------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B) (FORMERLY MET/FRANKLIN MUTUAL SHARES
SUB-ACCOUNT (CLASS B))
04/28/2008 to 12/31/2008          9.998027           6.581951         28,919.6475
01/01/2009 to 12/31/2009          6.581951           8.073191        214,997.4100
01/01/2010 to 12/31/2010          8.073191           8.803303        224,220.4211
01/01/2011 to 12/31/2011          8.803303           8.599289        234,873.0590
01/01/2012 to 12/31/2012          8.599289           9.620356        220,738.7279
01/01/2013 to 04/26/2013          9.620356          10.524851              0.0000
--------------------------       ---------          ---------        ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         19.068260          23.747926        123,293.2154
01/01/2014 to 12/31/2014         23.747926          23.254168        116,048.6904
01/01/2015 to 12/31/2015         23.254168          22.926111        105,957.3492
01/01/2016 to 12/31/2016         22.926111          26.659045         99,726.2378
01/01/2017 to 12/31/2017         26.659045          30.240358         92,980.0361
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2008 to 12/31/2008         15.297171           9.269262        172,029.0776
01/01/2009 to 12/31/2009          9.269262          12.450655        219,371.2700
01/01/2010 to 12/31/2010         12.450655          15.024065        188,859.8686
01/01/2011 to 12/31/2011         15.024065          13.977994        168,160.1761
01/01/2012 to 12/31/2012         13.977994          14.452926        162,175.7777
01/01/2013 to 04/26/2013         14.452926          15.651038              0.0000
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         14.661070           8.351138        155,208.2045
01/01/2009 to 12/31/2009          8.351138          11.732152        138,554.2100
01/01/2010 to 12/31/2010         11.732152          13.452354        145,468.9307
01/01/2011 to 12/31/2011         13.452354          13.036443        122,075.6401
01/01/2012 to 12/31/2012         13.036443          15.193594        110,026.6603
01/01/2013 to 12/31/2013         15.193594          20.707934        157,219.9614
01/01/2014 to 12/31/2014         20.707934          22.133589        152,526.2287
01/01/2015 to 12/31/2015         22.133589          24.024065        140,568.2927
01/01/2016 to 12/31/2016         24.024065          23.956932        135,689.4469
01/01/2017 to 12/31/2017         23.956932          31.408174        134,462.1864
--------------------------       ---------          ---------        ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2008 to 12/31/2008         15.231368           9.525987         29,404.3293
01/01/2009 to 12/31/2009          9.525987          12.970768         27,287.3700
01/01/2010 to 12/31/2010         12.970768          17.155450         19,354.8764
01/01/2011 to 12/31/2011         17.155450          17.093865         19,290.9924
01/01/2012 to 12/31/2012         17.093865          19.458084         18,501.6996
01/01/2013 to 12/31/2013         19.458084          27.552818         16,828.0540
01/01/2014 to 12/31/2014         27.552818          28.859903         17,090.6603
01/01/2015 to 12/31/2015         28.859903          29.043406         15,123.7297
01/01/2016 to 12/31/2016         29.043406          31.800773         13,763.9845
01/01/2017 to 12/31/2017         31.800773          38.273838         16,671.2788
--------------------------       ---------          ---------        ------------

VANECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B) (FORMERLY VAN ECK GLOBAL NATURAL
RESOURCES SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         15.814957          18.651343          8,095.9737
01/01/2011 to 12/31/2011         18.651343          15.264514          6,758.6347
01/01/2012 to 12/31/2012         15.264514          15.377272          3,585.4584
01/01/2013 to 12/31/2013         15.377272          16.727253          3,077.9265
01/01/2014 to 12/31/2014         16.727253          13.336181          2,896.0062
01/01/2015 to 12/31/2015         13.336181           8.807343          3,739.1815
01/01/2016 to 12/31/2016          8.807343          12.433905          2,807.6768
01/01/2017 to 12/31/2017         12.433905          12.122223          3,165.4990
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         28.967472          29.995397          3,035.3620
01/01/2017 to 12/31/2017         29.995397          31.885613          3,064.0951
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2008 to 12/31/2008         19.143051          16.781097          2,145.5949
01/01/2009 to 12/31/2009         16.781097          21.935352          2,135.9800
01/01/2010 to 12/31/2010         21.935352          24.167275          2,126.6894
01/01/2011 to 12/31/2011         24.167275          24.598658          2,117.0173
01/01/2012 to 12/31/2012         24.598658          26.965952          2,107.7093
01/01/2013 to 12/31/2013         26.965952          26.894015          2,099.0343
01/01/2014 to 12/31/2014         26.894015          27.625003          2,090.3905
01/01/2015 to 12/31/2015         27.625003          26.780640          2,081.3308
01/01/2016 to 04/29/2016         26.780640          27.433207              0.0000
--------------------------       ---------          ---------        ------------


                      1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         27.518509          28.467128        286,938.2632
01/01/2017 to 12/31/2017         28.467128          30.178689        272,306.2629
--------------------------       ---------          ---------        ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS B))
01/01/2008 to 12/31/2008         18.919602          15.124411        584,225.4541
01/01/2009 to 12/31/2009         15.124411          20.317210        519,017.5600
01/01/2010 to 12/31/2010         20.317210          22.542192        465,761.3742
01/01/2011 to 12/31/2011         22.542192          23.128254        405,805.4391
01/01/2012 to 12/31/2012         23.128254          25.654361        378,187.8879
01/01/2013 to 12/31/2013         25.654361          27.207186        345,391.5204
01/01/2014 to 12/31/2014         27.207186          28.012247        323,726.4175
01/01/2015 to 12/31/2015         28.012247          26.914264        283,568.6505
01/01/2016 to 04/29/2016         26.914264          27.695839              0.0000
--------------------------       ---------          ---------        ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN VIP SUB-ACCOUNT (CLASS 2)
01/01/2008 to 12/31/2008         15.734037           9.212835        100,088.1869
01/01/2009 to 12/31/2009          9.212835          12.400287         90,000.6700
01/01/2010 to 12/31/2010         12.400287          13.203110         82,070.5314
01/01/2011 to 12/31/2011         13.203110          11.588810         69,009.1728
01/01/2012 to 12/31/2012         11.588810          13.456152         69,092.6107
01/01/2013 to 12/31/2013         13.456152          16.252062         61,196.2545
01/01/2014 to 12/31/2014         16.252062          14.185172         60,774.8863
01/01/2015 to 12/31/2015         14.185172          13.027468         61,633.6296
01/01/2016 to 12/31/2016         13.027468          13.713140         55,989.5545
01/01/2017 to 12/31/2017         13.713140          15.717660         52,276.9175
--------------------------       ---------          ---------        ------------

PUTNAM VARIABLE TRUST
PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
01/01/2008 to 12/31/2008         16.161662          10.929363         15,419.3632
01/01/2009 to 12/31/2009         10.929363          13.680994         13,959.8100
01/01/2010 to 12/31/2010         13.680994          15.131025         13,313.9541
01/01/2011 to 12/31/2011         15.131025          15.147205         13,121.5387
01/01/2012 to 12/31/2012         15.147205          17.747339         12,923.9836
01/01/2013 to 12/31/2013         17.747339          23.081210         10,231.5511
01/01/2014 to 12/31/2014         23.081210          25.539544         10,105.8077
01/01/2015 to 12/31/2015         25.539544          24.320655          9,927.2409
01/01/2016 to 12/31/2016         24.320655          27.145933          9,613.3088
01/01/2017 to 12/31/2017         27.145933          31.668539          9,535.2647

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account C
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2000.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                      AMERICAN FUNDS
                                               AMERICAN FUNDS          GLOBAL SMALL          AMERICAN FUNDS        BHFTI AB GLOBAL
                                                GLOBAL GROWTH         CAPITALIZATION             GROWTH          DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   --------------------   -------------------   --------------------
ASSETS:
   Investments at fair value..............   $       114,161,122   $         28,045,085   $       143,094,847   $         30,017,030
   Due from Brighthouse Life
     Insurance Company....................                    --                     --                     1                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Assets......................           114,161,122             28,045,085           143,094,848             30,017,030
                                             -------------------   --------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees...........................                    65                     55                    68                    111
   Due to Brighthouse Life
     Insurance Company....................                    --                     --                    --                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Liabilities.................                    65                     55                    68                    111
                                             -------------------   --------------------   -------------------   --------------------

NET ASSETS................................   $       114,161,057   $         28,045,030   $       143,094,780   $         30,016,919
                                             ===================   ====================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       114,161,057   $         28,045,030   $       142,859,647   $         30,016,919
   Net assets from contracts in payout....                    --                     --               235,133                     --
                                             -------------------   --------------------   -------------------   --------------------
        Total Net Assets..................   $       114,161,057   $         28,045,030   $       143,094,780   $         30,016,919
                                             ===================   ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              BHFTI ALLIANZ
                                            GLOBAL INVESTORS     BHFTI AMERICAN        BHFTI AMERICAN
                                                 DYNAMIC         FUNDS BALANCED         FUNDS GROWTH         BHFTI AMERICAN
                                            MULTI-ASSET PLUS       ALLOCATION            ALLOCATION           FUNDS GROWTH
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           413,530  $       240,479,328  $        277,986,845  $         34,515,200
   Due from Brighthouse Life
     Insurance Company..................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................              413,530          240,479,328           277,986,845            34,515,201
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   48                   91                    65                    75
   Due to Brighthouse Life
     Insurance Company..................                   --                    1                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   48                   92                    65                    75
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $           413,482  $       240,479,236  $        277,986,780  $         34,515,126
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           413,482  $       240,479,236  $        277,986,780  $         34,515,126
   Net assets from contracts in payout..                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $           413,482  $       240,479,236  $        277,986,780  $         34,515,126
                                          ===================  ===================  ====================  ====================


                                             BHFTI AMERICAN                             BHFTI BLACKROCK
                                             FUNDS MODERATE       BHFTI AQR GLOBAL      GLOBAL TACTICAL       BHFTI BLACKROCK
                                               ALLOCATION           RISK BALANCED         STRATEGIES            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        111,985,638  $          9,285,036  $        59,214,244  $         14,586,699
   Due from Brighthouse Life
     Insurance Company..................                    --                     1                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................           111,985,638             9,285,037           59,214,244            14,586,699
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    66                    87                  106                   127
   Due to Brighthouse Life
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    66                    87                  106                   127
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        111,985,572  $          9,284,950  $        59,214,138  $         14,586,572
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        111,985,572  $          9,278,778  $        59,214,138  $         14,586,572
   Net assets from contracts in payout..                    --                 6,172                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        111,985,572  $          9,284,950  $        59,214,138  $         14,586,572
                                          ====================  ====================  ===================  ====================



                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                          ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        164,891,574  $       135,770,158
   Due from Brighthouse Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Assets....................           164,891,574          135,770,158
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    71                   99
   Due to Brighthouse Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    71                   99
                                          --------------------  -------------------

NET ASSETS..............................  $        164,891,503  $       135,770,059
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        164,871,345  $       135,719,928
   Net assets from contracts in payout..                20,158               50,131
                                          --------------------  -------------------
        Total Net Assets................  $        164,891,503  $       135,770,059
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                           BHFTI BRIGHTHOUSE/
                                                                 BHFTI BRIGHTHOUSE/  BHFTI BRIGHTHOUSE/         FRANKLIN
                                            BHFTI BRIGHTHOUSE     ABERDEEN EMERGING      EATON VANCE          LOW DURATION
                                             SMALL CAP VALUE       MARKETS EQUITY       FLOATING RATE         TOTAL RETURN
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         46,628,322  $        44,628,920  $         3,316,298  $         30,979,392
   Due from Brighthouse Life
     Insurance Company..................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            46,628,322           44,628,920            3,316,298            30,979,392
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   153                  146                   72                   123
   Due to Brighthouse Life
     Insurance Company..................                    --                    1                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                   153                  147                   72                   123
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         46,628,169  $        44,628,773  $         3,316,226  $         30,979,269
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         46,576,863  $        44,451,861  $         3,316,226  $         30,971,364
   Net assets from contracts in payout..                51,306              176,912                   --                 7,905
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         46,628,169  $        44,628,773  $         3,316,226  $         30,979,269
                                          ====================  ===================  ===================  ====================

                                                               BHFTI BRIGHTHOUSE/
                                          BHFTI BRIGHTHOUSE/       WELLINGTON
                                               TEMPLETON            LARGE CAP           BHFTI CLARION       BHFTI CLEARBRIDGE
                                          INTERNATIONAL BOND        RESEARCH         GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,678,724  $         8,998,992  $         31,612,409  $         87,171,697
   Due from Brighthouse Life
     Insurance Company..................                   --                   --                    --                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................            4,678,724            8,998,992            31,612,409            87,171,698
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   60                   63                   188                   134
   Due to Brighthouse Life
     Insurance Company..................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   60                   63                   188                   134
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         4,678,664  $         8,998,929  $         31,612,221  $         87,171,564
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,678,664  $         8,986,300  $         31,550,296  $         87,014,175
   Net assets from contracts in payout..                   --               12,629                61,925               157,389
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         4,678,664  $         8,998,929  $         31,612,221  $         87,171,564
                                          ===================  ===================  ====================  ====================


                                              BHFTI HARRIS          BHFTI INVESCO
                                                 OAKMARK            BALANCED-RISK
                                              INTERNATIONAL          ALLOCATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         67,387,701  $        16,201,226
   Due from Brighthouse Life
     Insurance Company..................                    --                   --
                                          --------------------  -------------------
        Total Assets....................            67,387,701           16,201,226
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   112                   86
   Due to Brighthouse Life
     Insurance Company..................                    --                    1
                                          --------------------  -------------------
        Total Liabilities...............                   112                   87
                                          --------------------  -------------------

NET ASSETS..............................  $         67,387,589  $        16,201,139
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         67,329,731  $        16,201,139
   Net assets from contracts in payout..                57,858                   --
                                          --------------------  -------------------
        Total Net Assets................  $         67,387,589  $        16,201,139
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                 BHFTI
                                             BHFTI INVESCO         BHFTI INVESCO       BHFTI JPMORGAN       JPMORGAN GLOBAL
                                               COMSTOCK          SMALL CAP GROWTH         CORE BOND        ACTIVE ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       117,901,539  $        51,217,146  $         15,316,857  $        16,459,391
   Due from Brighthouse Life
     Insurance Company..................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          117,901,539           51,217,146            15,316,857           16,459,391
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  152                  111                    77                   90
   Due to Brighthouse Life
     Insurance Company..................                   --                   --                    13                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  152                  111                    90                   90
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       117,901,387  $        51,217,035  $         15,316,767  $        16,459,301
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       117,094,254  $        51,135,535  $         15,316,767  $        16,459,301
   Net assets from contracts in payout..              807,133               81,500                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       117,901,387  $        51,217,035  $         15,316,767  $        16,459,301
                                          ===================  ===================  ====================  ===================

                                                                                        BHFTI METLIFE
                                             BHFTI JPMORGAN     BHFTI LOOMIS SAYLES      MULTI-INDEX       BHFTI MFS RESEARCH
                                             SMALL CAP VALUE      GLOBAL MARKETS        TARGETED RISK         INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          9,403,961  $        13,060,648  $        12,362,641  $       110,320,557
   Due from Brighthouse Life
     Insurance Company..................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................             9,403,961           13,060,648           12,362,641          110,320,557
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    94                   88                   65                  224
   Due to Brighthouse Life
     Insurance Company..................                    --                   --                   --                    2
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    94                   88                   65                  226
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          9,403,867  $        13,060,560  $        12,362,576  $       110,320,331
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          9,393,676  $        13,060,560  $        12,362,576  $       109,908,443
   Net assets from contracts in payout..                10,191                   --                   --              411,888
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $          9,403,867  $        13,060,560  $        12,362,576  $       110,320,331
                                          ====================  ===================  ===================  ====================

                                                  BHFTI
                                             MORGAN STANLEY     BHFTI OPPENHEIMER
                                             MID CAP GROWTH       GLOBAL EQUITY
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        58,318,252  $        47,851,062
   Due from Brighthouse Life
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           58,318,252           47,851,062
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  102                  152
   Due to Brighthouse Life
     Insurance Company..................                   --                    1
                                          -------------------  -------------------
       Total Liabilities................                  102                  153
                                          -------------------  -------------------

NET ASSETS..............................  $        58,318,150  $        47,850,909
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,095,157  $        47,752,846
   Net assets from contracts in payout..              222,993               98,063
                                          -------------------  -------------------
       Total Net Assets.................  $        58,318,150  $        47,850,909
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                   BHFTI                BHFTI
                                              PANAGORA GLOBAL      PIMCO INFLATION         BHFTI PIMCO         BHFTI PYRAMIS
                                             DIVERSIFIED RISK      PROTECTED BOND         TOTAL RETURN       GOVERNMENT INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         1,152,371  $        81,095,426  $       382,858,150  $         5,512,475
   Due from Brighthouse Life
     Insurance Company....................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            1,152,371           81,095,426          382,858,150            5,512,475
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   67                  166                  193                   89
   Due to Brighthouse Life
     Insurance Company....................                   --                    2                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   67                  168                  193                   89
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         1,152,304  $        81,095,258  $       382,857,957  $         5,512,386
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,152,304  $        81,047,561  $       381,939,954  $         5,512,386
   Net assets from contracts in payout....                   --               47,697              918,003                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         1,152,304  $        81,095,258  $       382,857,957  $         5,512,386
                                            ===================  ===================  ===================  ===================

                                                                                               BHFTI
                                               BHFTI SCHRODERS       BHFTI SCHRODERS        SSGA GROWTH              BHFTI
                                            GLOBAL MULTI-ASSET II  GLOBAL MULTI-ASSET     AND INCOME ETF        SSGA GROWTH ETF
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $         5,579,666   $         7,863,471  $       141,674,647  $        48,040,294
   Due from Brighthouse Life
     Insurance Company....................                    --                    --                   --                   --
                                            ---------------------  -------------------  -------------------  -------------------
       Total Assets.......................             5,579,666             7,863,471          141,674,647           48,040,294
                                            ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    68                    96                   73                   97
   Due to Brighthouse Life
     Insurance Company....................                    --                    --                   --                   --
                                            ---------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    68                    96                   73                   97
                                            ---------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $         5,579,598   $         7,863,375  $       141,674,574  $        48,040,197
                                            =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         5,579,598   $         7,863,375  $       141,664,610  $        48,030,312
   Net assets from contracts in payout....                    --                    --                9,964                9,885
                                            ---------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $         5,579,598   $         7,863,375  $       141,674,574  $        48,040,197
                                            =====================  ===================  ===================  ===================


                                             BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE
                                               LARGE CAP VALUE       MID CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       551,711,733   $        80,122,087
   Due from Brighthouse Life
     Insurance Company....................                   --                    --
                                            --------------------  --------------------
       Total Assets.......................          551,711,733            80,122,087
                                            --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                  153                   151
   Due to Brighthouse Life
     Insurance Company....................                   --                    --
                                            --------------------  --------------------
       Total Liabilities..................                  153                   151
                                            --------------------  --------------------

NET ASSETS................................  $       551,711,580   $        80,121,936
                                            ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       545,168,210   $        80,066,125
   Net assets from contracts in payout....            6,543,370                55,811
                                            --------------------  --------------------
       Total Net Assets...................  $       551,711,580   $        80,121,936
                                            ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              BHFTI VICTORY          BHFTI WELLS             BHFTII
                                                SYCAMORE         CAPITAL MANAGEMENT      BAILLIE GIFFORD      BHFTII BLACKROCK
                                              MID CAP VALUE         MID CAP VALUE      INTERNATIONAL STOCK       BOND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        162,408,535  $         15,947,374  $         16,546,728  $         96,014,167
   Due from Brighthouse Life
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           162,408,536            15,947,374            16,546,728            96,014,167
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   203                   122                   149                   108
   Due to Brighthouse Life
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   203                   123                   150                   108
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        162,408,333  $         15,947,251  $         16,546,578  $         96,014,059
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        161,244,631  $         15,936,106  $         16,537,913  $         95,851,852
   Net assets from contracts in payout..             1,163,702                11,145                 8,665               162,207
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        162,408,333  $         15,947,251  $         16,546,578  $         96,014,059
                                          ====================  ====================  ====================  ====================

                                                                  BHFTII BLACKROCK
                                            BHFTII BLACKROCK         ULTRA-SHORT       BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                          CAPITAL APPRECIATION        TERM BOND        ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         11,556,025  $         54,680,163  $         17,869,557  $      1,025,469,757
   Due from Brighthouse Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            11,556,025            54,680,163            17,869,557         1,025,469,757
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    84                   160                    61                    80
   Due to Brighthouse Life
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    84                   161                    62                    80
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         11,555,941  $         54,680,002  $         17,869,495  $      1,025,469,677
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,549,621  $         54,052,404  $         17,869,495  $      1,024,313,441
   Net assets from contracts in payout..                 6,320               627,598                    --             1,156,236
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         11,555,941  $         54,680,002  $         17,869,495  $      1,025,469,677
                                          ====================  ====================  ====================  ====================


                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,422,932,193  $      1,624,574,626
   Due from Brighthouse Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................         2,422,932,193         1,624,574,626
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    72                    71
   Due to Brighthouse Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    72                    72
                                          --------------------  --------------------

NET ASSETS..............................  $      2,422,932,121  $      1,624,574,554
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,421,442,763  $      1,623,667,632
   Net assets from contracts in payout..             1,489,358               906,922
                                          --------------------  --------------------
        Total Net Assets................  $      2,422,932,121  $      1,624,574,554
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                BHFTII BRIGHTHOUSE/   BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/      DIMENSIONAL           WELLINGTON
                                                 ARTISAN           INTERNATIONAL          CORE EQUITY        BHFTII FRONTIER
                                              MID CAP VALUE        SMALL COMPANY         OPPORTUNITIES       MID CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         34,392,357  $         4,826,149  $        265,877,017  $         8,127,035
   Due from Brighthouse Life
     Insurance Company..................                     2                   --                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            34,392,359            4,826,149           265,877,017            8,127,036
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   126                  137                   307                  126
   Due to Brighthouse Life
     Insurance Company..................                    --                    1                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   126                  138                   307                  126
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         34,392,233  $         4,826,011  $        265,876,710  $         8,126,910
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         34,331,841  $         4,826,011  $        264,670,010  $         8,113,324
   Net assets from contracts in payout..                60,392                   --             1,206,700               13,586
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         34,392,233  $         4,826,011  $        265,876,710  $         8,126,910
                                          ====================  ===================  ====================  ===================


                                                                      BHFTII
                                                BHFTII             LOOMIS SAYLES        BHFTII METLIFE        BHFTII METLIFE
                                            JENNISON GROWTH      SMALL CAP GROWTH    AGGREGATE BOND INDEX   MID CAP STOCK INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       132,796,086  $         15,637,032   $         6,496,907  $          7,765,858
   Due from Brighthouse Life
     Insurance Company..................                    1                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................          132,796,087            15,637,033             6,496,907             7,765,858
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  135                   103                    68                    82
   Due to Brighthouse Life
     Insurance Company..................                   --                    --                     1                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                  135                   103                    69                    82
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       132,795,952  $         15,636,930   $         6,496,838  $          7,765,776
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       132,424,362  $         15,605,811   $         6,496,838  $          7,765,776
   Net assets from contracts in payout..              371,590                31,119                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $       132,795,952  $         15,636,930   $         6,496,838  $          7,765,776
                                          ===================  ====================  ====================  ====================



                                            BHFTII METLIFE        BHFTII METLIFE
                                            MSCI EAFE INDEX     RUSSELL 2000 INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         3,144,004  $         6,488,740
   Due from Brighthouse Life
     Insurance Company..................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................            3,144,004            6,488,740
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   77                   92
   Due to Brighthouse Life
     Insurance Company..................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                   78                   92
                                          -------------------  -------------------

NET ASSETS..............................  $         3,143,926  $         6,488,648
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,143,926  $         6,488,648
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $         3,143,926  $         6,488,648
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                                                                 BHFTII
                                             BHFTII METLIFE         BHFTII MFS                              NEUBERGER BERMAN
                                               STOCK INDEX         TOTAL RETURN        BHFTII MFS VALUE          GENESIS
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         54,193,938  $        89,218,397  $        187,397,206  $        43,407,925
   Due from Brighthouse Life
     Insurance Company..................                    --                    1                     1                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            54,193,938           89,218,398           187,397,207           43,407,926
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    61                  108                   148                  192
   Due to Brighthouse Life
     Insurance Company..................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    61                  108                   148                  192
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         54,193,877  $        89,218,290  $        187,397,059  $        43,407,734
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         54,193,877  $        88,529,563  $        187,179,911  $        43,242,501
   Net assets from contracts in payout..                    --              688,727               217,148              165,233
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         54,193,877  $        89,218,290  $        187,397,059  $        43,407,734
                                          ====================  ===================  ====================  ===================

                                                                                                             BHFTII WESTERN
                                                 BHFTII               BHFTII               BHFTII           ASSET MANAGEMENT
                                              T. ROWE PRICE        T. ROWE PRICE        VANECK GLOBAL        STRATEGIC BOND
                                            LARGE CAP GROWTH     SMALL CAP GROWTH     NATURAL RESOURCES       OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        69,683,085  $         15,938,500  $         4,194,309  $        188,961,949
   Due from Brighthouse Life
     Insurance Company..................                   --                    --                   --                    65
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           69,683,085            15,938,500            4,194,309           188,962,014
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  144                   106                   40                   359
   Due to Brighthouse Life
     Insurance Company..................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  144                   106                   40                   359
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        69,682,941  $         15,938,394  $         4,194,269  $        188,961,655
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        69,416,796  $         15,927,024  $         4,194,269  $        187,682,313
   Net assets from contracts in payout..              266,145                11,370                   --             1,279,342
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        69,682,941  $         15,938,394  $         4,194,269  $        188,961,655
                                          ===================  ====================  ===================  ====================


                                             BHFTII WESTERN         DEUTSCHE II
                                            ASSET MANAGEMENT       GOVERNMENT &
                                             U.S. GOVERNMENT     AGENCY SECURITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         3,716,165  $            313,295
   Due from Brighthouse Life
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................            3,716,165               313,295
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   88                    43
   Due to Brighthouse Life
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                   88                    43
                                          -------------------  --------------------

NET ASSETS..............................  $         3,716,077  $            313,252
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,694,892  $            313,252
   Net assets from contracts in payout..               21,185                    --
                                          -------------------  --------------------
       Total Net Assets.................  $         3,716,077  $            313,252
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                              FIDELITY VIP          FIDELITY VIP        FTVIPT TEMPLETON        INVESCO V.I.
                                              EQUITY-INCOME     GROWTH OPPORTUNITIES       FOREIGN VIP      INTERNATIONAL GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,799,338  $            154,750  $         21,326,847  $          5,482,539
   Due from Brighthouse Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,799,338               154,750            21,326,847             5,482,539
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    58                     1                    74                   120
   Due to Brighthouse Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    58                     1                    74                   120
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,799,280  $            154,749  $         21,326,773  $          5,482,419
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,795,561  $            154,749  $         21,264,520  $          5,456,146
   Net assets from contracts in payout..                 3,719                    --                62,253                26,273
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,799,280  $            154,749  $         21,326,773  $          5,482,419
                                          ====================  ====================  ====================  ====================

                                                PIMCO VIT             PIMCO VIT            PUTNAM VT             PUTNAM VT
                                               HIGH YIELD           LOW DURATION         EQUITY INCOME       MULTI-CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          5,032,252  $          7,755,477  $        20,736,017  $         2,244,935
   Due from Brighthouse Life
     Insurance Company..................                    --                    --                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................             5,032,252             7,755,477           20,736,018            2,244,935
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    66                    41                  125                   53
   Due to Brighthouse Life
     Insurance Company..................                    --                    --                   --                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    66                    41                  125                   54
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $          5,032,186  $          7,755,436  $        20,735,893  $         2,244,881
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,027,300  $          7,755,436  $        20,673,125  $         2,198,783
   Net assets from contracts in payout..                 4,886                    --               62,768               46,098
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $          5,032,186  $          7,755,436  $        20,735,893  $         2,244,881
                                          ====================  ====================  ===================  ===================

                                              RUSSELL GLOBAL      RUSSELL INTERNATIONAL
                                          REAL ESTATE SECURITIES    DEVELOPED MARKETS
                                                SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ---------------------
ASSETS:
   Investments at fair value............    $           495,679    $         2,362,335
   Due from Brighthouse Life
     Insurance Company..................                      1                     --
                                          ----------------------  ---------------------
        Total Assets....................                495,680              2,362,335
                                          ----------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                      1                      6
   Due to Brighthouse Life
     Insurance Company..................                     --                      1
                                          ----------------------  ---------------------
        Total Liabilities...............                      1                      7
                                          ----------------------  ---------------------

NET ASSETS..............................    $           495,679    $         2,362,328
                                          ======================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...    $           495,180    $         2,361,666
   Net assets from contracts in payout..                    499                    662
                                          ----------------------  ---------------------
        Total Net Assets................    $           495,679    $         2,362,328
                                          ======================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                                                      RUSSELL              RUSSELL U.S.            RUSSELL U.S.
                                                                  STRATEGIC BOND         SMALL CAP EQUITY        STRATEGIC EQUITY
                                                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                              ---------------------    ---------------------   ---------------------
ASSETS:
   Investments at fair value................................  $           4,220,292    $           1,171,629   $           6,494,101
   Due from Brighthouse Life
      Insurance Company.....................................                     --                       --                       1
                                                              ---------------------    ---------------------   ---------------------
        Total Assets........................................              4,220,292                1,171,629               6,494,102
                                                              ---------------------    ---------------------   ---------------------
LIABILITIES:
   Accrued fees.............................................                     11                       16                      11
   Due to Brighthouse Life
      Insurance Company.....................................                     --                       --                      --
                                                              ---------------------    ---------------------   ---------------------
        Total Liabilities...................................                     11                       16                      11
                                                              ---------------------    ---------------------   ---------------------

NET ASSETS..................................................  $           4,220,281    $           1,171,613   $           6,494,091
                                                              =====================    =====================   =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.......................  $           4,218,247    $           1,171,364   $           6,473,210
   Net assets from contracts in payout......................                  2,034                      249                  20,881
                                                              ---------------------    ---------------------   ---------------------
        Total Net Assets....................................  $           4,220,281    $           1,171,613   $           6,494,091
                                                              =====================    =====================   =====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                    AMERICAN FUNDS
                                                AMERICAN FUNDS       GLOBAL SMALL        AMERICAN FUNDS        BHFTI AB GLOBAL
                                                 GLOBAL GROWTH      CAPITALIZATION           GROWTH          DYNAMIC ALLOCATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           708,973  $           114,716  $           680,144  $           436,262
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              698,729              171,012              886,126              217,740
      Administrative charges...............              279,549               66,941              345,851               73,908
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              978,278              237,953            1,231,977              291,648
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            (269,305)            (123,237)            (551,833)              144,614
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,357,199                   --           13,189,392                   --
      Realized gains (losses) on sale of
        investments........................            5,005,968              649,952            6,454,724              395,771
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            8,363,167              649,952           19,644,116              395,771
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           21,436,704            5,405,379           14,085,169            2,961,660
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           29,799,871            6,055,331           33,729,285            3,357,431
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,530,566  $         5,932,094  $        33,177,452  $         3,502,045
                                             ===================  ===================  ===================  ===================

                                                 BHFTI ALLIANZ
                                               GLOBAL INVESTORS      BHFTI AMERICAN       BHFTI AMERICAN
                                                    DYNAMIC          FUNDS BALANCED        FUNDS GROWTH         BHFTI AMERICAN
                                               MULTI-ASSET PLUS        ALLOCATION           ALLOCATION           FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             6,033  $          3,443,521  $         3,321,882  $           134,004
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                4,852             3,137,445            3,551,371              446,012
      Administrative charges...............                  979               582,121              664,089               82,970
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                5,831             3,719,566            4,215,460              528,982
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                  202             (276,045)            (893,578)            (394,978)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            11,566,699           17,008,034            3,525,801
      Realized gains (losses) on sale of
        investments........................                7,412             3,417,587            3,196,278              782,164
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                7,412            14,984,286           20,204,312            4,307,965
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               43,680            17,899,869           27,777,906            3,697,597
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               51,092            32,884,155           47,982,218            8,005,562
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            51,294  $         32,608,110  $        47,088,640  $         7,610,584
                                             ===================  ====================  ===================  ===================


                                                BHFTI AMERICAN
                                                FUNDS MODERATE       BHFTI AQR GLOBAL
                                                  ALLOCATION           RISK BALANCED
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,952,386  $           166,485
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,466,297              110,595
      Administrative charges...............               276,307               23,998
                                             --------------------  -------------------
        Total expenses.....................             1,742,604              134,593
                                             --------------------  -------------------
           Net investment income (loss)....               209,782               31,892
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             4,784,419              466,365
      Realized gains (losses) on sale of
        investments........................             1,283,914            (318,492)
                                             --------------------  -------------------
           Net realized gains (losses).....             6,068,333              147,873
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             5,473,820              582,297
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            11,542,153              730,170
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,751,935  $           762,062
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                 BHFTI BLACKROCK
                                                 GLOBAL TACTICAL       BHFTI BLACKROCK      BHFTI BRIGHTHOUSE    BHFTI BRIGHTHOUSE
                                                   STRATEGIES            HIGH YIELD       ASSET ALLOCATION 100     BALANCED PLUS
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            394,131  $            811,527  $          1,977,491  $         1,994,788
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               495,882               169,503             2,055,033              953,386
      Administrative charges................               145,644                36,822               399,512              323,143
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               641,526               206,325             2,454,545            1,276,529
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....             (247,395)               605,202             (477,054)              718,259
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               709,435                    --             8,792,994            6,346,056
      Realized gains (losses) on sale of
        investments.........................                57,418              (93,324)             5,176,510              992,096
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......               766,853              (93,324)            13,969,504            7,338,152
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             6,136,998               388,241            17,105,387           12,465,083
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             6,903,851               294,917            31,074,891           19,803,235
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          6,656,456  $            900,119  $         30,597,837  $        20,521,494
                                              ====================  ====================  ====================  ===================

                                                                                                                 BHFTI BRIGHTHOUSE/
                                                                     BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/         FRANKLIN
                                                BHFTI BRIGHTHOUSE     ABERDEEN EMERGING        EATON VANCE          LOW DURATION
                                                 SMALL CAP VALUE       MARKETS EQUITY         FLOATING RATE         TOTAL RETURN
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            415,124  $            472,119  $            127,783  $           439,762
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               649,154               461,974                50,884              263,956
      Administrative charges................               112,903               104,189                 8,522               77,215
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               762,057               566,163                59,406              341,171
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....             (346,933)              (94,044)                68,377               98,591
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,632,388                    --                    --                   --
      Realized gains (losses) on sale of
        investments.........................               689,989               117,182               (1,361)             (73,988)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             2,322,377               117,182               (1,361)             (73,988)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             2,361,649             9,966,295               (2,516)               41,159
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             4,684,026            10,083,477               (3,877)             (32,829)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          4,337,093  $          9,989,433  $             64,500  $            65,762
                                              ====================  ====================  ====================  ===================

                                                                    BHFTI BRIGHTHOUSE/
                                               BHFTI BRIGHTHOUSE/       WELLINGTON
                                                    TEMPLETON            LARGE CAP
                                               INTERNATIONAL BOND        RESEARCH
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                --  $             73,438
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               31,764                52,666
      Administrative charges................               11,814                21,096
                                              -------------------  --------------------
        Total expenses......................               43,578                73,762
                                              -------------------  --------------------
           Net investment income (loss).....             (43,578)                 (324)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                1,868               313,932
      Realized gains (losses) on sale of
        investments.........................             (52,932)               361,641
                                              -------------------  --------------------
           Net realized gains (losses)......             (51,064)               675,573
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               57,110               909,251
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                6,046             1,584,824
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (37,532)  $          1,584,500
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                            BHFTI HARRIS         BHFTI INVESCO
                                                 BHFTI CLARION      BHFTI CLEARBRIDGE          OAKMARK           BALANCED-RISK
                                              GLOBAL REAL ESTATE    AGGRESSIVE GROWTH       INTERNATIONAL         ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,089,940  $           640,618  $          1,042,391  $           626,498
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               391,478            1,131,592               959,598              184,945
      Administrative charges...............                75,321              208,408               160,369               41,302
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               466,799            1,340,000             1,119,967              226,247
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               623,141            (699,382)              (77,576)              400,251
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --                    --              868,445
      Realized gains (losses) on sale of
        investments........................              (15,902)            5,702,026               507,785             (56,365)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              (15,902)            5,702,026               507,785              812,080
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,126,931            8,358,003            15,317,379              120,958
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,111,029           14,060,029            15,825,164              933,038
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,734,170  $        13,360,647  $         15,747,588  $         1,333,289
                                             ====================  ===================  ====================  ===================

                                                                                                                     BHFTI
                                                BHFTI INVESCO         BHFTI INVESCO       BHFTI JPMORGAN        JPMORGAN GLOBAL
                                                  COMSTOCK          SMALL CAP GROWTH         CORE BOND         ACTIVE ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,549,876  $                 --  $           339,638  $            402,527
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              912,156               670,541              188,702               145,137
      Administrative charges...............              278,800               119,549               35,209                39,086
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,190,956               790,090              223,911               184,223
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            1,358,920             (790,090)              115,727               218,304
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,355,489             5,235,145                   --                    --
      Realized gains (losses) on sale of
        investments........................            4,518,156             (285,032)             (16,026)                93,590
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,873,645             4,950,113             (16,026)                93,590
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            8,487,914             6,163,663              130,357             1,916,372
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           16,361,559            11,113,776              114,331             2,009,962
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,720,479  $         10,323,686  $           230,058  $          2,228,266
                                             ===================  ====================  ===================  ====================


                                               BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                               SMALL CAP VALUE       GLOBAL MARKETS
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           109,170  $           162,095
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               60,028              166,205
      Administrative charges...............               23,280               29,815
                                             -------------------  --------------------
        Total expenses.....................               83,308              196,020
                                             -------------------  --------------------
           Net investment income (loss)....               25,862             (33,925)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              467,248               50,743
      Realized gains (losses) on sale of
        investments........................              198,723              417,109
                                             -------------------  --------------------
           Net realized gains (losses).....              665,971              467,852
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (452,924)            1,839,981
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              213,047            2,307,833
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           238,909  $         2,273,908
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                 BHFTI METLIFE                                  BHFTI
                                                  MULTI-INDEX      BHFTI MFS RESEARCH      MORGAN STANLEY      BHFTI OPPENHEIMER
                                                 TARGETED RISK        INTERNATIONAL        MID CAP GROWTH        GLOBAL EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            171,906  $         1,898,719  $            91,834  $            407,912
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               120,382            1,167,218              455,561               325,059
      Administrative charges...............                25,003              245,492              134,100               110,846
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               145,385            1,412,710              589,661               435,905
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                26,521              486,009            (497,827)              (27,993)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               313,050                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................                22,513              430,817            4,218,237             2,166,337
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               335,563              430,817            4,218,237             2,166,337
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               876,429           23,934,115           14,057,104            11,538,056
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             1,211,992           24,364,932           18,275,341            13,704,393
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,238,513  $        24,850,941  $        17,777,514  $         13,676,400
                                             ====================  ===================  ===================  ====================

                                                    BHFTI                 BHFTI
                                               PANAGORA GLOBAL       PIMCO INFLATION       BHFTI PIMCO          BHFTI PYRAMIS
                                              DIVERSIFIED RISK       PROTECTED BOND       TOTAL RETURN        GOVERNMENT INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         1,276,677  $         6,808,390  $           121,680
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               13,230              817,470            3,553,618               43,645
      Administrative charges...............                2,893              203,769              941,657               13,961
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               16,123            1,021,239            4,495,275               57,606
                                             -------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....             (16,123)              255,438            2,313,115               64,074
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,925,356                   --
      Realized gains (losses) on sale of
        investments........................                1,943            (593,112)            (500,962)             (22,441)
                                             -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....                1,943            (593,112)            1,424,394             (22,441)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              136,169            2,098,929            8,867,030               42,614
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              138,112            1,505,817           10,291,424               20,173
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           121,989  $         1,761,255  $        12,604,539  $            84,247
                                             ===================  ===================  ===================  ===================


                                                BHFTI SCHRODERS       BHFTI SCHRODERS
                                             GLOBAL MULTI-ASSET II  GLOBAL MULTI-ASSET
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             56,338   $            61,403
                                             ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                65,990                84,185
      Administrative charges...............                15,088                19,120
                                             ---------------------  -------------------
        Total expenses.....................                81,078               103,305
                                             ---------------------  -------------------
           Net investment income (loss)....              (24,740)              (41,902)
                                             ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   454               147,242
      Realized gains (losses) on sale of
        investments........................               268,491               126,607
                                             ---------------------  -------------------
           Net realized gains (losses).....               268,945               273,849
                                             ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               626,738               690,924
                                             ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               895,683               964,773
                                             ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            870,943   $           922,871
                                             =====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     BHFTI
                                                  SSGA GROWTH             BHFTI         BHFTI T. ROWE PRICE  BHFTI T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE      MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,393,319  $          1,006,205  $        11,392,943  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,279,530               572,460            6,073,347            1,037,429
      Administrative charges...............              348,403               118,495            1,171,932              191,787
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,627,933               690,955            7,245,279            1,229,216
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            1,765,386               315,250            4,147,664          (1,229,216)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              425,643               507,096           45,867,135            6,780,933
      Realized gains (losses) on sale of
        investments........................            1,038,628               693,590           20,659,763            1,444,242
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            1,464,271             1,200,686           66,526,898            8,225,175
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           15,739,116             6,320,749            8,071,594            8,822,947
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           17,203,387             7,521,435           74,598,492           17,048,122
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,968,773  $          7,836,685  $        78,746,156  $        15,818,906
                                             ===================  ====================  ===================  ===================

                                                BHFTI VICTORY          BHFTI WELLS            BHFTII
                                                  SYCAMORE         CAPITAL MANAGEMENT     BAILLIE GIFFORD      BHFTII BLACKROCK
                                                MID CAP VALUE         MID CAP VALUE     INTERNATIONAL STOCK       BOND INCOME
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,530,106  $            168,553  $           160,722  $         2,786,681
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,564,498               234,015              207,602              683,575
      Administrative charges...............              381,894                39,613               39,864              230,394
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,946,392               273,628              247,466              913,969
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....            (416,286)             (105,075)             (86,744)            1,872,712
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................            1,186,016             (181,566)              622,362             (30,319)
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......            1,186,016             (181,566)              622,362             (30,319)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,962,264             1,643,710            3,994,922              839,263
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,148,280             1,462,144            4,617,284              808,944
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,731,994  $          1,357,069  $         4,530,540  $         2,681,656
                                             ===================  ====================  ===================  ===================

                                                                     BHFTII BLACKROCK
                                               BHFTII BLACKROCK         ULTRA-SHORT
                                             CAPITAL APPRECIATION        TERM BOND
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            11,239   $             55,666
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              106,968                790,694
      Administrative charges...............               23,983                145,993
                                             --------------------  --------------------
        Total expenses.....................              130,951                936,687
                                             --------------------  --------------------
          Net investment income (loss).....            (119,712)              (881,021)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              248,082                  1,212
      Realized gains (losses) on sale of
        investments........................              612,884                 59,698
                                             --------------------  --------------------
          Net realized gains (losses)......              860,966                 60,910
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            2,255,342                272,314
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,116,308                333,224
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,996,596   $          (547,797)
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                               BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                               ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            357,941  $         20,484,781  $         41,150,549  $         24,574,243
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               197,146            10,646,200            22,580,336            18,783,162
      Administrative charges................                42,440             2,590,982             5,954,412             3,966,552
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               239,586            13,237,182            28,534,748            22,749,714
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               118,355             7,247,599            12,615,801             1,824,529
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               277,523            32,089,893            94,493,852            87,033,777
      Realized gains (losses) on sale of
        investments.........................             (107,195)           (5,351,727)          (10,437,892)           (4,215,499)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               170,328            26,738,166            84,055,960            82,818,278
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               574,004            58,243,496           203,071,143           171,327,660
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               744,332            84,981,662           287,127,103           254,145,938
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            862,687  $         92,229,261  $        299,742,904  $        255,970,467
                                              ====================  ====================  ====================  ====================

                                                                     BHFTII BRIGHTHOUSE/   BHFTII BRIGHTHOUSE/
                                               BHFTII BRIGHTHOUSE/       DIMENSIONAL           WELLINGTON
                                                     ARTISAN            INTERNATIONAL          CORE EQUITY         BHFTII FRONTIER
                                                  MID CAP VALUE         SMALL COMPANY         OPPORTUNITIES        MID CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            168,072  $             89,643  $          3,784,540  $                 --
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               495,723                53,325             2,876,031               117,728
      Administrative charges................                85,050                11,165               627,003                20,327
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               580,773                64,490             3,503,034               138,055
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (412,701)                25,153               281,506             (138,055)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               206,489             9,661,541               207,317
      Realized gains (losses) on sale of
        investments.........................               366,961                12,619             1,824,992               139,651
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               366,961               219,108            11,486,533               346,968
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             3,520,776               896,075            29,968,568             1,468,106
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             3,887,737             1,115,183            41,455,101             1,815,074
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,475,036  $          1,140,336  $         41,736,607  $          1,677,019
                                              ====================  ====================  ====================  ====================


                                                                           BHFTII
                                                     BHFTII             LOOMIS SAYLES
                                                 JENNISON GROWTH      SMALL CAP GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            128,828  $                 --
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,623,530               133,613
      Administrative charges................               305,278                37,650
                                              --------------------  --------------------
        Total expenses......................             1,928,808               171,263
                                              --------------------  --------------------
           Net investment income (loss).....           (1,799,980)             (171,263)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             9,049,799               739,609
      Realized gains (losses) on sale of
        investments.........................             4,086,286               471,318
                                              --------------------  --------------------
           Net realized gains (losses)......            13,136,085             1,210,927
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            26,306,380             2,368,383
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            39,442,465             3,579,310
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         37,642,485  $          3,408,047
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                             AGGREGATE BOND INDEX   MID CAP STOCK INDEX    MSCI EAFE INDEX    RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           173,360   $            86,607   $            69,196  $            83,823
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               65,628               106,005                38,789               97,046
      Administrative charges...............               15,771                17,971                 7,157               17,736
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................               81,399               123,976                45,946              114,782
                                             --------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....               91,961              (37,369)                23,250             (30,959)
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               474,442                    --              344,697
      Realized gains (losses) on sale of
        investments........................             (16,283)                86,013                29,686              246,244
                                             --------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......             (16,283)               560,455                29,686              590,941
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               25,896               410,434               523,768              283,982
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                9,613               970,889               553,454              874,923
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           101,574   $           933,520   $           576,704  $           843,964
                                             ====================  ====================  ===================  ===================

                                                                                                                   BHFTII
                                               BHFTII METLIFE         BHFTII MFS                              NEUBERGER BERMAN
                                                 STOCK INDEX         TOTAL RETURN        BHFTII MFS VALUE          GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           821,697  $         2,064,645  $         3,339,184  $            101,156
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              722,913              640,806            1,299,451               490,540
      Administrative charges...............              129,165              216,910              453,991                94,462
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              852,078              857,716            1,753,442               585,002
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (30,381)            1,206,929            1,585,742             (483,846)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,504,012            4,662,085           11,115,671             3,481,430
      Realized gains (losses) on sale of
        investments........................            1,751,867            2,106,334            2,009,446             2,012,207
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            3,255,879            6,768,419           13,125,117             5,493,637
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,948,485            1,387,030           13,154,293               575,123
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,204,364            8,155,449           26,279,410             6,068,760
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,173,983  $         9,362,378  $        27,865,152  $          5,584,914
                                             ===================  ===================  ===================  ====================

                                                   BHFTII                BHFTII
                                                T. ROWE PRICE         T. ROWE PRICE
                                              LARGE CAP GROWTH      SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            75,899  $            20,428
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              841,525              178,154
      Administrative charges...............              156,566               32,435
                                             -------------------  -------------------
        Total expenses.....................              998,091              210,589
                                             -------------------  -------------------
          Net investment income (loss).....            (922,192)            (190,161)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,998,539              887,013
      Realized gains (losses) on sale of
        investments........................            2,275,249              478,838
                                             -------------------  -------------------
          Net realized gains (losses)......            6,273,788            1,365,851
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,534,073            1,607,247
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           18,807,861            2,973,098
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        17,885,669  $         2,782,937
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                       BHFTII WESTERN
                                                     BHFTII           ASSET MANAGEMENT       BHFTII WESTERN          DEUTSCHE II
                                                  VANECK GLOBAL        STRATEGIC BOND       ASSET MANAGEMENT        GOVERNMENT &
                                                NATURAL RESOURCES       OPPORTUNITIES        U.S. GOVERNMENT      AGENCY SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          7,335,257  $            101,427  $             7,922
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                28,075             2,071,549                60,342                3,803
      Administrative charges................                 9,726               456,339                10,564                  639
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................                37,801             2,527,888                70,906                4,442
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....              (37,801)             4,807,369                30,521                3,480
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --                   --
      Realized gains (losses) on sale of
        investments.........................             (122,704)             1,485,460              (53,755)                (730)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             (122,704)             1,485,460              (53,755)                (730)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               127,993             6,281,519                25,121              (1,977)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 5,289             7,766,979              (28,634)              (2,707)
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (32,512)  $         12,574,348  $              1,887  $               773
                                              ====================  ====================  ====================  ===================



                                                  FIDELITY VIP          FIDELITY VIP        FTVIPT TEMPLETON        INVESCO V.I.
                                                  EQUITY-INCOME     GROWTH OPPORTUNITIES       FOREIGN VIP      INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             85,525  $                428  $            554,267  $            69,289
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                73,988                 1,734               257,155               66,244
      Administrative charges................                13,853                   207                48,075               12,279
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                87,841                 1,941               305,230               78,523
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (2,316)               (1,513)               249,037              (9,234)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               124,637                17,616                    --                   --
      Realized gains (losses) on sale of
        investments.........................                64,094                 1,675               102,104              197,913
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               188,731                19,291               102,104              197,913
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               426,095                20,663             2,613,275              828,599
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               614,826                39,954             2,715,379            1,026,512
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            612,510  $             38,441  $          2,964,416  $         1,017,278
                                              ====================  ====================  ====================  ====================



                                                    PIMCO VIT            PIMCO VIT
                                                   HIGH YIELD          LOW DURATION
                                                   SUB-ACCOUNT          SUB-ACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           256,909  $            106,786
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               63,893               106,190
      Administrative charges................               13,092                19,519
                                              -------------------  --------------------
        Total expenses......................               76,985               125,709
                                              -------------------  --------------------
           Net investment income (loss).....              179,924              (18,923)
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --
      Realized gains (losses) on sale of
        investments.........................               33,181               (9,219)
                                              -------------------  --------------------
           Net realized gains (losses)......               33,181               (9,219)
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               51,368                 9,494
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               84,549                   275
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           264,473  $           (18,648)
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                     PUTNAM VT             PUTNAM VT            RUSSELL GLOBAL
                                                   EQUITY INCOME       MULTI-CAP GROWTH     REAL ESTATE SECURITIES
                                                    SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
                                               --------------------  ---------------------  ----------------------
INVESTMENT INCOME:
      Dividends..............................  $            359,553  $              17,247   $             18,148
                                               --------------------  ---------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               164,006                 26,234                  6,571
      Administrative charges.................                49,885                  3,537                    786
                                               --------------------  ---------------------  ----------------------
         Total expenses......................               213,891                 29,771                  7,357
                                               --------------------  ---------------------  ----------------------
           Net investment income (loss)......               145,662               (12,524)                 10,791
                                               --------------------  ---------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               636,850                147,863                  9,087
      Realized gains (losses) on sale of
         investments.........................             1,515,515                 89,576                  (994)
                                               --------------------  ---------------------  ----------------------
           Net realized gains (losses).......             2,152,365                237,439                  8,093
                                               --------------------  ---------------------  ----------------------
      Change in unrealized gains (losses)
         on investments......................             1,020,271                286,050                 32,143
                                               --------------------  ---------------------  ----------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             3,172,636                523,489                 40,236
                                               --------------------  ---------------------  ----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,318,298  $             510,965   $             51,027
                                               ====================  =====================  ======================

                                               RUSSELL INTERNATIONAL         RUSSELL            RUSSELL U.S.
                                                 DEVELOPED MARKETS       STRATEGIC BOND       SMALL CAP EQUITY
                                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             60,612   $             61,546  $              2,107
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                30,576                 57,322                14,730
      Administrative charges.................                 3,667                  6,876                 1,765
                                               ---------------------  --------------------  --------------------
         Total expenses......................                34,243                 64,198                16,495
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                26,369                (2,652)              (14,388)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                78,008                     --                74,813
      Realized gains (losses) on sale of
         investments.........................                84,637               (10,689)                50,924
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......               162,645               (10,689)               125,737
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               326,580                127,215                41,081
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               489,225                116,526               166,818
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            515,594   $            113,874  $            152,430
                                               =====================  ====================  ====================

                                                   RUSSELL U.S.
                                                 STRATEGIC EQUITY
                                                    SUB-ACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $             69,774
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                83,484
      Administrative charges.................                10,014
                                               --------------------
         Total expenses......................                93,498
                                               --------------------
           Net investment income (loss)......              (23,724)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               626,451
      Realized gains (losses) on sale of
         investments.........................               292,554
                                               --------------------
           Net realized gains (losses).......               919,005
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               279,985
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             1,198,990
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,175,266
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                   AMERICAN FUNDS
                                        AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (269,305)  $         39,245  $      (123,237)  $       (162,815)
   Net realized gains (losses).....         8,363,167        10,363,303           649,952          5,048,823
   Change in unrealized gains
     (losses) on investments.......        21,436,704      (10,480,736)         5,405,379        (4,514,055)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        29,530,566          (78,188)         5,932,094            371,953
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           381,096           740,122            66,210            148,933
   Net transfers (including fixed
     account)......................       (9,370,406)         2,021,917         (930,289)            523,742
   Contract charges................       (1,044,029)       (1,015,494)         (250,427)          (249,772)
   Transfers for contract benefits
     and terminations..............       (8,980,112)       (6,958,776)       (2,095,535)        (1,792,647)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (19,013,451)       (5,212,231)       (3,210,041)        (1,369,744)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        10,517,115       (5,290,419)         2,722,053          (997,791)
NET ASSETS:
   Beginning of year...............       103,643,942       108,934,361        25,322,977         26,320,768
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    114,161,057  $    103,643,942  $     28,045,030  $      25,322,977
                                     ================  ================  ================  =================

                                                                                    BHFTI AB GLOBAL
                                            AMERICAN FUNDS GROWTH                 DYNAMIC ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (551,833)  $       (159,588)  $        144,614  $         188,958
   Net realized gains (losses).....        19,644,116         14,962,346           395,771            511,287
   Change in unrealized gains
     (losses) on investments.......        14,085,169        (3,973,594)         2,961,660            117,940
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        33,177,452         10,829,164         3,502,045            818,185
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           557,148            716,960            33,816             63,040
   Net transfers (including fixed
     account)......................       (9,126,412)        (2,505,246)         (150,579)            386,590
   Contract charges................       (1,209,007)        (1,203,079)         (312,393)          (329,075)
   Transfers for contract benefits
     and terminations..............      (11,237,255)        (9,269,896)       (2,793,499)        (2,349,841)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (21,015,526)       (12,261,261)       (3,222,655)        (2,229,286)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        12,161,926        (1,432,097)           279,390        (1,411,101)
NET ASSETS:
   Beginning of year...............       130,932,854        132,364,951        29,737,529         31,148,630
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    143,094,780  $     130,932,854  $     30,016,919  $      29,737,529
                                     ================  =================  ================  =================

                                       BHFTI ALLIANZ GLOBAL INVESTORS            BHFTI AMERICAN FUNDS
                                          DYNAMIC MULTI-ASSET PLUS                BALANCED ALLOCATION
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017              2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            202  $         (4,701)  $      (276,045)  $          38,327
   Net realized gains (losses).....             7,412            (1,302)        14,984,286         20,464,701
   Change in unrealized gains
     (losses) on investments.......            43,680              6,342        17,899,869        (7,282,223)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            51,294                339        32,608,110         13,220,805
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             3,000                 --           176,370            547,880
   Net transfers (including fixed
     account)......................            10,801             69,156         9,274,247          4,835,124
   Contract charges................           (6,676)            (6,004)       (2,569,037)        (2,599,735)
   Transfers for contract benefits
     and terminations..............          (21,059)           (17,575)      (23,771,498)       (14,281,202)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (13,934)             45,577      (16,889,918)       (11,497,933)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            37,360             45,916        15,718,192          1,722,872
NET ASSETS:
   Beginning of year...............           376,122            330,206       224,761,044        223,038,172
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        413,482  $         376,122  $    240,479,236  $     224,761,044
                                     ================  =================  ================  =================

                                            BHFTI AMERICAN FUNDS
                                              GROWTH ALLOCATION
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (893,578)  $       (696,037)
   Net realized gains (losses).....        20,204,312         25,496,214
   Change in unrealized gains
     (losses) on investments.......        27,777,906        (8,246,439)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        47,088,640         16,553,738
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           388,916            559,990
   Net transfers (including fixed
     account)......................         6,415,962          1,242,593
   Contract charges................       (3,104,758)        (2,993,199)
   Transfers for contract benefits
     and terminations..............      (21,146,519)       (12,769,467)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (17,446,399)       (13,960,083)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        29,642,241          2,593,655
NET ASSETS:
   Beginning of year...............       248,344,539        245,750,884
                                     ----------------  -----------------
   End of year.....................  $    277,986,780  $     248,344,539
                                     ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI AMERICAN                   BHFTI AMERICAN FUNDS
                                               FUNDS GROWTH                     MODERATE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (394,978)  $      (379,100)  $         209,782  $        354,214
   Net realized gains (losses)....         4,307,965         7,884,981          6,068,333         7,738,408
   Change in unrealized gains
     (losses) on investments......         3,697,597       (5,507,746)          5,473,820       (2,496,371)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         7,610,584         1,998,135         11,751,935         5,596,251
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            30,773            27,634             44,222            62,507
   Net transfers (including fixed
     account).....................         (223,443)         (327,181)          3,454,608         3,812,393
   Contract charges...............         (332,781)         (316,312)        (1,262,606)       (1,240,244)
   Transfers for contract benefits
     and terminations.............       (3,419,671)       (1,816,227)       (10,001,542)       (7,928,571)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (3,945,122)       (2,432,086)        (7,765,318)       (5,293,915)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         3,665,462         (433,951)          3,986,617           302,336
NET ASSETS:
   Beginning of year..............        30,849,664        31,283,615        107,998,955       107,696,619
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     34,515,126  $     30,849,664  $     111,985,572  $    107,998,955
                                    ================  ================  =================  ================

                                                 BHFTI AQR                    BHFTI BLACKROCK GLOBAL
                                           GLOBAL RISK BALANCED                 TACTICAL STRATEGIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         31,892  $       (141,198)  $      (247,395)  $        209,035
   Net realized gains (losses)....           147,873          (409,508)           766,853         4,528,467
   Change in unrealized gains
     (losses) on investments......           582,297          1,275,220         6,136,998       (2,846,874)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           762,062            724,514         6,656,456         1,890,628
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            21,694              2,399            10,405            46,278
   Net transfers (including fixed
     account).....................         (648,277)          (245,220)           978,746         (578,257)
   Contract charges...............         (107,798)          (112,902)         (613,701)         (631,706)
   Transfers for contract benefits
     and terminations.............         (661,145)          (553,873)       (5,286,117)       (3,147,381)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (1,395,526)          (909,596)       (4,910,667)       (4,311,066)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (633,464)          (185,082)         1,745,789       (2,420,438)
NET ASSETS:
   Beginning of year..............         9,918,414         10,103,496        57,468,349        59,888,787
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $      9,284,950  $       9,918,414  $     59,214,138  $     57,468,349
                                    ================  =================  ================  ================

                                                   BHFTI                               BHFTI
                                           BLACKROCK HIGH YIELD          BRIGHTHOUSE ASSET ALLOCATION 100
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        605,202  $        719,614  $      (477,054)  $      1,137,269
   Net realized gains (losses)....          (93,324)         (334,969)        13,969,504        24,115,844
   Change in unrealized gains
     (losses) on investments......           388,241         1,244,950        17,105,387      (15,017,960)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           900,119         1,629,595        30,597,837        10,235,153
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            22,890            20,875           258,143           356,823
   Net transfers (including fixed
     account).....................           884,078          (81,939)       (4,941,282)       (9,829,160)
   Contract charges...............         (105,125)         (106,816)         (833,940)         (885,862)
   Transfers for contract benefits
     and terminations.............       (1,452,445)       (1,467,085)      (15,018,443)       (9,289,295)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (650,602)       (1,634,965)      (20,535,522)      (19,647,494)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           249,517           (5,370)        10,062,315       (9,412,341)
NET ASSETS:
   Beginning of year..............        14,337,055        14,342,425       154,829,188       164,241,529
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,586,572  $     14,337,055  $    164,891,503  $    154,829,188
                                    ================  ================  ================  ================

                                                   BHFTI
                                         BRIGHTHOUSE BALANCED PLUS
                                                SUB-ACCOUNT
                                    -----------------------------------
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         718,259  $      2,276,014
   Net realized gains (losses)....          7,338,152         1,320,459
   Change in unrealized gains
     (losses) on investments......         12,465,083         4,951,947
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         20,521,494         8,548,420
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             72,002           238,329
   Net transfers (including fixed
     account).....................            229,263         2,584,475
   Contract charges...............        (1,269,967)       (1,258,456)
   Transfers for contract benefits
     and terminations.............        (8,327,927)       (6,964,769)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (9,296,629)       (5,400,421)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         11,224,865         3,147,999
NET ASSETS:
   Beginning of year..............        124,545,194       121,397,195
                                    -----------------  ----------------
   End of year....................  $     135,770,059  $    124,545,194
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                    BHFTI                    BHFTI BRIGHTHOUSE/ABERDEEN
                                         BRIGHTHOUSE SMALL CAP VALUE           EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (346,933)  $      (258,259)  $       (94,044)  $      (131,640)
   Net realized gains (losses).....         2,322,377           623,495           117,182         (941,011)
   Change in unrealized gains
     (losses) on investments.......         2,361,649        10,915,965         9,966,295         5,152,242
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,337,093        11,281,201         9,989,433         4,079,591
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            43,030            91,471           179,590           206,910
   Net transfers (including fixed
     account)......................       (1,132,193)       (1,664,831)         (603,263)       (1,257,593)
   Contract charges................         (223,933)         (227,422)         (302,594)         (303,385)
   Transfers for contract benefits
     and terminations..............       (4,601,587)       (3,619,509)       (3,428,124)       (2,604,152)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (5,914,683)       (5,420,291)       (4,154,391)       (3,958,220)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,577,590)         5,860,910         5,835,042           121,371
NET ASSETS:
   Beginning of year...............        48,205,759        42,344,849        38,793,731        38,672,360
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $     46,628,169  $     48,205,759  $     44,628,773  $     38,793,731
                                     ================  ================  ================  ================

                                           BHFTI BRIGHTHOUSE/EATON            BHFTI BRIGHTHOUSE/FRANKLIN
                                             VANCE FLOATING RATE               LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         68,377  $          72,859  $         98,591  $         559,796
   Net realized gains (losses).....           (1,361)           (42,877)          (73,988)          (180,455)
   Change in unrealized gains
     (losses) on investments.......           (2,516)            195,447            41,159            212,032
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            64,500            225,429            65,762            591,373
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,060             10,622            70,320             86,600
   Net transfers (including fixed
     account)......................           288,040            343,603         3,731,633          1,220,466
   Contract charges................          (19,608)           (21,865)         (259,521)          (265,020)
   Transfers for contract benefits
     and terminations..............         (464,124)          (581,266)       (2,929,896)        (3,074,156)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (194,632)          (248,906)           612,536        (2,032,110)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (130,132)           (23,477)           678,298        (1,440,737)
NET ASSETS:
   Beginning of year...............         3,446,358          3,469,835        30,300,971         31,741,708
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,316,226  $       3,446,358  $     30,979,269  $      30,300,971
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                             INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (43,578)  $        (42,941)  $          (324)  $         100,113
   Net realized gains (losses).....          (51,064)           (81,007)           675,573            760,051
   Change in unrealized gains
     (losses) on investments.......            57,110            124,031           909,251          (314,997)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (37,532)                 83         1,584,500            545,167
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            23,908             46,145            18,592             43,278
   Net transfers (including fixed
     account)......................           289,406            262,215           333,645             30,396
   Contract charges................          (51,746)           (53,548)          (66,738)           (65,519)
   Transfers for contract benefits
     and terminations..............         (276,238)          (277,525)         (689,425)          (347,562)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (14,670)           (22,713)         (403,926)          (339,407)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (52,202)           (22,630)         1,180,574            205,760
NET ASSETS:
   Beginning of year...............         4,730,866          4,753,496         7,818,355          7,612,595
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      4,678,664  $       4,730,866  $      8,998,929  $       7,818,355
                                     ================  =================  ================  =================

                                                    BHFTI
                                         CLARION GLOBAL REAL ESTATE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        623,141  $         194,904
   Net realized gains (losses).....          (15,902)             13,813
   Change in unrealized gains
     (losses) on investments.......         2,126,931          (311,259)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,734,170          (102,542)
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            86,317             91,547
   Net transfers (including fixed
     account)......................         1,093,689            221,773
   Contract charges................         (146,161)          (161,854)
   Transfers for contract benefits
     and terminations..............       (3,323,093)        (2,237,004)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,289,248)        (2,085,538)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............           444,922        (2,188,080)
NET ASSETS:
   Beginning of year...............        31,167,299         33,355,379
                                     ----------------  -----------------
   End of year.....................  $     31,612,221  $      31,167,299
                                     ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                                BHFTI
                                      CLEARBRIDGE AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (699,382)  $      (956,527)  $       (77,576)  $        226,318
   Net realized gains (losses)....         5,702,026         5,404,144           507,785         2,448,802
   Change in unrealized gains
     (losses) on investments......         8,358,003       (4,126,904)        15,317,379           776,807
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,360,647           320,713        15,747,588         3,451,927
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           271,032           224,627           102,051            98,869
   Net transfers (including fixed
     account).....................       (2,450,399)       (4,757,360)       (1,156,006)         (280,428)
   Contract charges...............         (377,682)         (394,143)         (316,586)         (314,910)
   Transfers for contract benefits
     and terminations.............       (7,912,335)       (6,000,548)       (6,085,820)       (4,329,943)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,469,384)      (10,927,424)       (7,456,361)       (4,826,412)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,891,263      (10,606,711)         8,291,227       (1,374,485)
NET ASSETS:
   Beginning of year..............        84,280,301        94,887,012        59,096,362        60,470,847
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     87,171,564  $     84,280,301  $     67,387,589  $     59,096,362
                                    ================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                     INVESCO BALANCED-RISK ALLOCATION            INVESCO COMSTOCK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         400,251  $      (178,477)  $      1,358,920  $      1,578,748
   Net realized gains (losses)....            812,080         (312,382)         7,873,645        11,419,170
   Change in unrealized gains
     (losses) on investments......            120,958         1,854,110         8,487,914         3,361,659
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          1,333,289         1,363,251        17,720,479        16,359,577
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              1,291            34,857           291,206           475,336
   Net transfers (including fixed
     account).....................            463,686           158,565       (2,880,655)       (3,773,270)
   Contract charges...............          (169,806)         (156,644)         (709,980)         (712,951)
   Transfers for contract benefits
     and terminations.............        (1,334,596)         (974,709)      (10,705,018)       (7,906,253)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,039,425)         (937,931)      (14,004,447)      (11,917,138)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            293,864           425,320         3,716,032         4,442,439
NET ASSETS:
   Beginning of year..............         15,907,275        15,481,955       114,185,355       109,742,916
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      16,201,139  $     15,907,275  $    117,901,387  $    114,185,355
                                    =================  ================  ================  ================

                                                   BHFTI                               BHFTI
                                         INVESCO SMALL CAP GROWTH               JPMORGAN CORE BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (790,090)  $       (741,965)  $        115,727  $        147,163
   Net realized gains (losses)....         4,950,113          7,862,160          (16,026)           (6,627)
   Change in unrealized gains
     (losses) on investments......         6,163,663        (2,885,223)           130,357          (64,465)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,323,686          4,234,972           230,058            76,071
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           128,605            140,571            26,727            17,946
   Net transfers (including fixed
     account).....................       (2,048,828)        (1,993,059)         3,605,371           753,946
   Contract charges...............         (214,518)          (215,177)         (164,692)         (165,721)
   Transfers for contract benefits
     and terminations.............       (4,376,495)        (3,364,290)       (1,364,041)       (1,675,203)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,511,236)        (5,431,955)         2,103,365       (1,069,032)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,812,450        (1,196,983)         2,333,423         (992,961)
NET ASSETS:
   Beginning of year..............        47,404,585         48,601,568        12,983,344        13,976,305
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $     51,217,035  $      47,404,585  $     15,316,767  $     12,983,344
                                    ================  =================  ================  ================

                                                   BHFTI
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        218,304  $        140,474
   Net realized gains (losses)....            93,590           258,596
   Change in unrealized gains
     (losses) on investments......         1,916,372         (138,659)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,228,266           260,411
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            19,223
   Net transfers (including fixed
     account).....................           479,136           965,612
   Contract charges...............         (153,940)         (151,682)
   Transfers for contract benefits
     and terminations.............         (871,414)         (835,546)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (546,218)           (2,393)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,682,048           258,018
NET ASSETS:
   Beginning of year..............        14,777,253        14,519,235
                                    ----------------  ----------------
   End of year....................  $     16,459,301  $     14,777,253
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                               BHFTI
                                         JPMORGAN SMALL CAP VALUE          LOOMIS SAYLES GLOBAL MARKETS
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          25,862  $         56,919  $       (33,925)  $         14,963
   Net realized gains (losses)....            665,971           702,214           467,852           932,829
   Change in unrealized gains
     (losses) on investments......          (452,924)         1,418,567         1,839,981         (527,820)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            238,909         2,177,700         2,273,908           419,972
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             14,988            46,776            37,556            64,083
   Net transfers (including fixed
     account).....................            629,496         (307,071)           445,682       (1,539,494)
   Contract charges...............           (73,672)          (68,565)         (114,507)         (124,000)
   Transfers for contract benefits
     and terminations.............          (597,601)         (444,060)         (855,485)         (843,629)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (26,789)         (772,920)         (486,754)       (2,443,040)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            212,120         1,404,780         1,787,154       (2,023,068)
NET ASSETS:
   Beginning of year..............          9,191,747         7,786,967        11,273,406        13,296,474
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       9,403,867  $      9,191,747  $     13,060,560  $     11,273,406
                                    =================  ================  ================  ================

                                                   BHFTI                                BHFTI
                                     METLIFE MULTI-INDEX TARGETED RISK       MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         26,521  $        (6,999)   $        486,009  $        725,846
   Net realized gains (losses)....           335,563          (53,916)            430,817       (1,058,907)
   Change in unrealized gains
     (losses) on investments......           876,429           218,080         23,934,115       (1,946,878)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,238,513           157,165         24,850,941       (2,279,939)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            11,744            330,402           334,630
   Net transfers (including fixed
     account).....................         5,789,353           138,059        (3,134,143)         2,319,123
   Contract charges...............          (63,572)          (52,667)          (447,982)         (449,466)
   Transfers for contract benefits
     and terminations.............         (483,444)         (332,772)        (9,940,882)       (8,136,943)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         5,242,337         (235,636)       (13,192,605)       (5,932,656)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............         6,480,850          (78,471)         11,658,336       (8,212,595)
NET ASSETS:
   Beginning of year..............         5,881,726         5,960,197         98,661,995       106,874,590
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $     12,362,576  $      5,881,726   $    110,320,331  $     98,661,995
                                    ================  ================   ================  ================

                                                  BHFTI                                BHFTI
                                      MORGAN STANLEY MID CAP GROWTH          OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (497,827)  $      (548,725)  $       (27,993)  $        (7,961)
   Net realized gains (losses)....         4,218,237         1,645,047         2,166,337         2,480,695
   Change in unrealized gains
     (losses) on investments......        14,057,104       (6,198,905)        11,538,056       (2,787,295)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        17,777,514       (5,102,583)        13,676,400         (314,561)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           132,423           224,250           135,240           137,565
   Net transfers (including fixed
     account).....................       (2,755,449)           563,367       (3,001,473)           524,398
   Contract charges...............         (281,655)         (268,231)         (280,426)         (267,950)
   Transfers for contract benefits
     and terminations.............       (5,189,053)       (3,613,187)       (4,143,671)       (2,651,918)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,093,734)       (3,093,801)       (7,290,330)       (2,257,905)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,683,780       (8,196,384)         6,386,070       (2,572,466)
NET ASSETS:
   Beginning of year..............        48,634,370        56,830,754        41,464,839        44,037,305
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     58,318,150  $     48,634,370  $     47,850,909  $     41,464,839
                                    ================  ================  ================  ================

                                                   BHFTI
                                     PANAGORA GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (16,123)  $          12,322
   Net realized gains (losses)....             1,943             18,189
   Change in unrealized gains
     (losses) on investments......           136,169           (43,456)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           121,989           (12,945)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --
   Net transfers (including fixed
     account).....................             7,862          1,161,689
   Contract charges...............          (10,142)            (1,528)
   Transfers for contract benefits
     and terminations.............          (50,697)          (143,893)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (52,977)          1,016,268
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............            69,012          1,003,323
NET ASSETS:
   Beginning of year..............         1,083,292             79,969
                                    ----------------  -----------------
   End of year....................  $      1,152,304  $       1,083,292
                                    ================  =================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                               BHFTI
                                     PIMCO INFLATION PROTECTED BOND            PIMCO TOTAL RETURN
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        255,438  $   (1,038,919)  $      2,313,115  $      5,516,238
   Net realized gains (losses)....         (593,112)      (1,220,952)         1,424,394       (1,353,571)
   Change in unrealized gains
     (losses) on investments......         2,098,929        5,221,571         8,867,030         1,626,322
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,761,255        2,961,700        12,604,539         5,788,989
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           100,516          306,363         1,099,163         1,884,786
   Net transfers (including fixed
     account).....................         6,670,641        (131,682)        26,957,981         (698,274)
   Contract charges...............         (684,261)        (725,939)       (2,903,229)       (3,086,626)
   Transfers for contract benefits
     and terminations.............       (7,291,384)      (5,445,831)      (37,184,905)      (29,957,959)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,204,488)      (5,997,089)      (12,030,990)      (31,858,073)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           556,767      (3,035,389)           573,549      (26,069,084)
NET ASSETS:
   Beginning of year..............        80,538,491       83,573,880       382,284,408       408,353,492
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $     81,095,258  $    80,538,491  $    382,857,957  $    382,284,408
                                    ================  ===============  ================  ================

                                                  BHFTI                               BHFTI
                                        PYRAMIS GOVERNMENT INCOME        SCHRODERS GLOBAL MULTI-ASSET II
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2017              2016              2017            2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         64,074  $         59,871  $      (24,740)  $      (54,005)
   Net realized gains (losses)....          (22,441)          (22,233)          268,945           36,017
   Change in unrealized gains
     (losses) on investments......            42,614          (73,567)          626,738          256,651
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............            84,247          (35,929)          870,943          238,663
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               165             1,480               --            4,401
   Net transfers (including fixed
     account).....................           246,850         1,057,730      (2,059,359)        (115,387)
   Contract charges...............          (55,728)          (60,249)         (57,497)         (70,162)
   Transfers for contract benefits
     and terminations.............         (526,047)         (356,701)        (463,260)        (535,640)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (334,760)           642,260      (2,580,116)        (716,788)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............         (250,513)           606,331      (1,709,173)        (478,125)
NET ASSETS:
   Beginning of year..............         5,762,899         5,156,568        7,288,771        7,766,896
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $      5,512,386  $      5,762,899  $     5,579,598  $     7,288,771
                                    ================  ================  ===============  ===============

                                                   BHFTI                              BHFTI
                                       SCHRODERS GLOBAL MULTI-ASSET        SSGA GROWTH AND INCOME ETF
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (41,902)  $          7,381  $      1,765,386  $      1,669,926
   Net realized gains (losses)....           273,849           181,885         1,464,271         8,090,241
   Change in unrealized gains
     (losses) on investments......           690,924           136,784        15,739,116       (3,522,186)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           922,871           326,050        18,968,773         6,237,981
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,178            10,800           373,900           495,982
   Net transfers (including fixed
     account).....................           194,452         (486,036)         (753,157)         (648,828)
   Contract charges...............          (81,215)          (81,727)       (1,358,793)       (1,389,618)
   Transfers for contract benefits
     and terminations.............         (725,481)         (612,677)      (12,258,673)      (10,270,771)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (608,066)       (1,169,640)      (13,996,723)      (11,813,235)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           314,805         (843,590)         4,972,050       (5,575,254)
NET ASSETS:
   Beginning of year..............         7,548,570         8,392,160       136,702,524       142,277,778
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      7,863,375  $      7,548,570  $    141,674,574  $    136,702,524
                                    ================  ================  ================  ================

                                                  BHFTI
                                             SSGA GROWTH ETF
                                               SUB-ACCOUNT
                                    --------------------------------
                                          2017            2016
                                    ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       315,250  $       326,304
   Net realized gains (losses)....        1,200,686        3,006,025
   Change in unrealized gains
     (losses) on investments......        6,320,749        (933,865)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        7,836,685        2,398,464
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           35,242           88,424
   Net transfers (including fixed
     account).....................        (428,976)        (649,458)
   Contract charges...............        (470,132)        (462,601)
   Transfers for contract benefits
     and terminations.............      (4,246,330)      (3,176,686)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (5,110,196)      (4,200,321)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............        2,726,489      (1,801,857)
NET ASSETS:
   Beginning of year..............       45,313,708       47,115,565
                                    ---------------  ---------------
   End of year....................  $    48,040,197  $    45,313,708
                                    ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,147,664  $      8,071,251  $    (1,229,216)  $    (1,132,731)
   Net realized gains (losses)....        66,526,898        79,628,519         8,225,175        12,083,426
   Change in unrealized gains
     (losses) on investments......         8,071,594      (15,812,522)         8,822,947       (7,957,822)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        78,746,156        71,887,248        15,818,906         2,992,873
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,238,652         1,831,115           143,798            87,029
   Net transfers (including fixed
     account).....................       (9,312,397)      (11,282,740)           185,654         (956,654)
   Contract charges...............       (1,694,341)       (1,746,823)         (386,820)         (380,770)
   Transfers for contract benefits
     and terminations.............      (62,998,670)      (51,715,463)       (7,555,285)       (5,485,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (71,766,756)      (62,913,911)       (7,612,653)       (6,736,213)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         6,979,400         8,973,337         8,206,253       (3,743,340)
NET ASSETS:
   Beginning of year..............       544,732,180       535,758,843        71,915,683        75,659,023
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    551,711,580  $    544,732,180  $     80,121,936  $     71,915,683
                                    ================  ================  ================  ================

                                                   BHFTI                         BHFTI WELLS CAPITAL
                                      VICTORY SYCAMORE MID CAP VALUE          MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (416,286)  $      (855,592)  $      (105,075)  $       (132,619)
   Net realized gains (losses)....          1,186,016         6,871,660         (181,566)            797,358
   Change in unrealized gains
     (losses) on investments......         11,962,264        15,469,494         1,643,710            957,808
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         12,731,994        21,485,562         1,357,069          1,622,547
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            532,433           588,625             8,770             67,042
   Net transfers (including fixed
     account).....................          (219,788)           129,530           246,603            250,083
   Contract charges...............          (704,224)         (719,008)          (74,300)           (77,938)
   Transfers for contract benefits
     and terminations.............       (17,220,521)      (13,321,269)       (1,532,810)        (1,143,549)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (17,612,100)      (13,322,122)       (1,351,737)          (904,362)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (4,880,106)         8,163,440             5,332            718,185
NET ASSETS:
   Beginning of year..............        167,288,439       159,124,999        15,941,919         15,223,734
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     162,408,333  $    167,288,439  $     15,947,251  $      15,941,919
                                    =================  ================  ================  =================

                                                  BHFTII                                BHFTII
                                    BAILLIE GIFFORD INTERNATIONAL STOCK          BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2017              2016                 2017              2016
                                    ----------------  ----------------     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (86,744)  $       (21,751)     $      1,872,712  $      1,944,867
   Net realized gains (losses)....           622,362            13,941             (30,319)            31,016
   Change in unrealized gains
     (losses) on investments......         3,994,922           574,630              839,263         (310,057)
                                    ----------------  ----------------     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,530,540           566,820            2,681,656         1,665,826
                                    ----------------  ----------------     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            52,888             7,108              360,867           354,656
   Net transfers (including fixed
     account).....................       (1,037,022)         (376,661)            8,805,482         6,894,634
   Contract charges...............         (163,241)         (161,464)            (761,587)         (771,100)
   Transfers for contract benefits
     and terminations.............       (1,753,681)         (931,155)          (8,433,844)       (7,784,265)
                                    ----------------  ----------------     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (2,901,056)       (1,462,172)             (29,082)       (1,306,075)
                                    ----------------  ----------------     ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,629,484         (895,352)            2,652,574           359,751
NET ASSETS:
   Beginning of year..............        14,917,094        15,812,446           93,361,485        93,001,734
                                    ----------------  ----------------     ----------------  ----------------
   End of year....................  $     16,546,578  $     14,917,094     $     96,014,059  $     93,361,485
                                    ================  ================     ================  ================

                                                  BHFTII
                                      BLACKROCK CAPITAL APPRECIATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2017               2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (119,712)  $      (120,803)
   Net realized gains (losses)....            860,966         1,245,655
   Change in unrealized gains
     (losses) on investments......          2,255,342       (1,267,842)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          2,996,596         (142,990)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              4,201            40,550
   Net transfers (including fixed
     account).....................            (5,298)          (65,569)
   Contract charges...............           (46,093)          (45,201)
   Transfers for contract benefits
     and terminations.............        (1,051,865)         (981,419)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,099,055)       (1,051,639)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          1,897,541       (1,194,629)
NET ASSETS:
   Beginning of year..............          9,658,400        10,853,029
                                    -----------------  ----------------
   End of year....................  $      11,555,941  $      9,658,400
                                    =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                               BHFTII
                                       BLACKROCK ULTRA-SHORT TERM BOND      BRIGHTHOUSE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2017               2016               2017              2016
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (881,021)  $     (1,176,341)  $         118,355  $         301,016
   Net realized gains (losses).....            60,910              9,982            170,328            244,080
   Change in unrealized gains
     (losses) on investments.......           272,314             76,021            574,004          (103,834)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (547,797)        (1,090,338)            862,687            441,262
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           237,273          1,411,413                 --             42,500
   Net transfers (including fixed
     account)......................           152,722         12,436,658          4,432,908          5,018,086
   Contract charges................         (511,735)          (621,589)          (151,554)          (112,240)
   Transfers for contract benefits
     and terminations..............      (10,831,120)       (18,153,466)        (1,218,542)        (1,416,478)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,952,860)        (4,926,984)          3,062,812          3,531,868
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (11,500,657)        (6,017,322)          3,925,499          3,973,130
NET ASSETS:
   Beginning of year...............        66,180,659         72,197,981         13,943,996          9,970,866
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $     54,680,002  $      66,180,659  $      17,869,495  $      13,943,996
                                     ================  =================  =================  =================

                                                   BHFTII                               BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 40      BRIGHTHOUSE ASSET ALLOCATION 60
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2017               2016               2017              2016
                                     ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,247,599  $      24,318,874  $      12,615,801  $      45,829,724
   Net realized gains (losses).....        26,738,166         63,003,910         84,055,960        194,851,918
   Change in unrealized gains
     (losses) on investments.......        58,243,496       (37,738,572)        203,071,143      (107,870,264)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        92,229,261         49,584,212        299,742,904        132,811,378
                                     ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,017,144          3,330,977          6,875,864          7,717,010
   Net transfers (including fixed
     account)......................      (14,013,777)       (10,477,246)       (12,448,404)       (20,341,655)
   Contract charges................       (9,041,349)        (9,385,950)       (21,400,387)       (21,818,081)
   Transfers for contract benefits
     and terminations..............      (98,806,679)       (83,743,752)      (196,728,620)      (175,178,319)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (118,844,661)      (100,275,971)      (223,701,547)      (209,621,045)
                                     ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (26,615,400)       (50,691,759)         76,041,357       (76,809,667)
NET ASSETS:
   Beginning of year...............     1,052,085,077      1,102,776,836      2,346,890,764      2,423,700,431
                                     ----------------  -----------------  -----------------  -----------------
   End of year.....................  $  1,025,469,677  $   1,052,085,077  $   2,422,932,121  $   2,346,890,764
                                     ================  =================  =================  =================

                                                   BHFTII                              BHFTII
                                       BRIGHTHOUSE ASSET ALLOCATION 80    BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2017              2016               2017              2016
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,824,529  $     23,125,143  $       (412,701)  $       (282,753)
   Net realized gains (losses).....        82,818,278       170,021,329            366,961          3,732,444
   Change in unrealized gains
     (losses) on investments.......       171,327,660      (95,819,997)          3,520,776          2,909,451
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       255,970,467        97,326,475          3,475,036          6,359,142
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,062,054         2,739,568             66,257             43,861
   Net transfers (including fixed
     account)......................      (21,788,393)      (29,240,948)          (714,155)          (496,861)
   Contract charges................      (14,133,370)      (14,356,055)          (159,524)          (162,139)
   Transfers for contract benefits
     and terminations..............     (141,485,376)      (97,166,807)        (3,481,350)        (2,844,681)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (174,345,085)     (138,024,242)        (4,288,772)        (3,459,820)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        81,625,382      (40,697,767)          (813,736)          2,899,322
NET ASSETS:
   Beginning of year...............     1,542,949,172     1,583,646,939         35,205,969         32,306,647
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $  1,624,574,554  $  1,542,949,172  $      34,392,233  $      35,205,969
                                     ================  ================  =================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL
                                         INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2017              2016
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         25,153  $         17,244
   Net realized gains (losses).....           219,108           134,661
   Change in unrealized gains
     (losses) on investments.......           896,075            28,743
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,140,336           180,648
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            26,960            26,029
   Net transfers (including fixed
     account)......................         (384,975)           915,246
   Contract charges................          (33,066)          (33,236)
   Transfers for contract benefits
     and terminations..............         (521,406)         (285,183)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (912,487)           622,856
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           227,849           803,504
NET ASSETS:
   Beginning of year...............         4,598,162         3,794,658
                                     ----------------  ----------------
   End of year.....................  $      4,826,011  $      4,598,162
                                     ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                       BHFTII BRIGHTHOUSE/WELLINGTON
                                         CORE EQUITY OPPORTUNITIES       BHFTII FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017             2016               2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        281,506  $        729,116  $      (138,055)  $      (136,842)
   Net realized gains (losses)....        11,486,533        11,191,665           346,968         1,002,719
   Change in unrealized gains
     (losses) on investments......        29,968,568           269,217         1,468,106         (607,382)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        41,736,607        12,189,998         1,677,019           258,495
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           550,863           352,185             7,562            10,445
   Net transfers (including fixed
     account).....................       (3,198,727)        74,274,171         (745,503)         (207,512)
   Contract charges...............       (1,218,095)       (1,190,479)          (50,322)          (52,187)
   Transfers for contract benefits
     and terminations.............      (26,389,472)      (18,150,768)         (760,990)         (645,409)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (30,255,431)        55,285,109       (1,549,253)         (894,663)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        11,481,176        67,475,107           127,766         (636,168)
NET ASSETS:
   Beginning of year..............       254,395,534       186,920,427         7,999,144         8,635,312
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    265,876,710  $    254,395,534  $      8,126,910  $      7,999,144
                                    ================  ================  ================  ================

                                                                                      BHFTII
                                         BHFTII JENNISON GROWTH           LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017               2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,799,980)  $    (1,733,590)  $      (171,263)  $      (158,677)
   Net realized gains (losses)....        13,136,085        16,859,190         1,210,927         1,735,535
   Change in unrealized gains
     (losses) on investments......        26,306,380      (17,522,404)         2,368,383         (908,926)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        37,642,485       (2,396,804)         3,408,047           667,932
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           302,649           368,689            40,886            42,183
   Net transfers (including fixed
     account).....................       (5,908,116)       (2,029,382)         (648,860)            55,190
   Contract charges...............         (540,657)         (541,717)          (85,985)          (81,372)
   Transfers for contract benefits
     and terminations.............      (13,487,984)      (10,272,869)       (1,494,341)       (1,005,919)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,634,108)      (12,475,279)       (2,188,300)         (989,918)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        18,008,377      (14,872,083)         1,219,747         (321,986)
NET ASSETS:
   Beginning of year..............       114,787,575       129,659,658        14,417,183        14,739,169
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    132,795,952  $    114,787,575  $     15,636,930  $     14,417,183
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                       METLIFE AGGREGATE BOND INDEX         METLIFE MID CAP STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         91,961  $         78,094  $       (37,369)  $       (39,836)
   Net realized gains (losses)....           (16,283)             2,409           560,455           417,589
   Change in unrealized gains
     (losses) on investments......             25,896          (56,576)           410,434           445,856
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            101,574            23,927           933,520           823,609
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             11,830            12,258             1,366             5,422
   Net transfers (including fixed
     account).....................          1,061,890         1,493,465         1,279,913         (164,673)
   Contract charges...............           (55,910)          (56,656)          (45,650)          (37,905)
   Transfers for contract benefits
     and terminations.............          (636,495)         (991,653)         (375,822)         (529,899)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            381,315           457,414           859,807         (727,055)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            482,889           481,341         1,793,327            96,554
NET ASSETS:
   Beginning of year..............          6,013,949         5,532,608         5,972,449         5,875,895
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $      6,496,838  $      6,013,949  $      7,765,776  $      5,972,449
                                     ================  ================  ================  ================

                                                  BHFTII
                                          METLIFE MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         23,250  $         25,497
   Net realized gains (losses)....            29,686          (52,242)
   Change in unrealized gains
     (losses) on investments......           523,768            12,825
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           576,704          (13,920)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               176               602
   Net transfers (including fixed
     account).....................           300,641           105,887
   Contract charges...............          (28,158)          (29,166)
   Transfers for contract benefits
     and terminations.............         (199,456)         (114,190)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            73,203          (36,867)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           649,907          (50,787)
NET ASSETS:
   Beginning of year..............         2,494,019         2,544,806
                                    ----------------  ----------------
   End of year....................  $      3,143,926  $      2,494,019
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTII
                                        METLIFE RUSSELL 2000 INDEX         BHFTII METLIFE STOCK INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017             2016               2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (30,959)  $       (25,166)  $       (30,381)  $         66,239
   Net realized gains (losses)....           590,941           291,580         3,255,879         3,141,226
   Change in unrealized gains
     (losses) on investments......           283,982           481,874         5,948,485           909,688
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           843,964           748,288         9,173,983         4,117,153
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             1,729            22,179            36,322            17,662
   Net transfers (including fixed
     account).....................         1,257,960           555,382           758,737         7,171,853
   Contract charges...............          (44,661)          (32,992)         (263,308)         (226,448)
   Transfers for contract benefits
     and terminations.............         (841,305)         (582,598)       (4,079,176)       (4,031,525)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           373,723          (38,029)       (3,547,425)         2,931,542
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,217,687           710,259         5,626,558         7,048,695
NET ASSETS:
   Beginning of year..............         5,270,961         4,560,702        48,567,319        41,518,624
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      6,488,648  $      5,270,961  $     54,193,877  $     48,567,319
                                    ================  ================  ================  ================


                                         BHFTII MFS TOTAL RETURN                 BHFTII MFS VALUE
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,206,929  $      1,533,688  $      1,585,742  $      1,854,504
   Net realized gains (losses)....         6,768,419         5,531,875        13,125,117        16,641,522
   Change in unrealized gains
     (losses) on investments......         1,387,030         (375,313)        13,154,293         2,956,087
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,362,378         6,690,250        27,865,152        21,452,113
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           773,933           397,700           582,737           832,780
   Net transfers (including fixed
     account).....................         1,041,209         (398,961)       (2,751,950)       (3,326,671)
   Contract charges...............         (487,979)         (503,822)       (1,491,172)       (1,496,641)
   Transfers for contract benefits
     and terminations.............       (9,745,547)       (7,748,340)      (15,559,132)      (10,964,645)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,418,384)       (8,253,423)      (19,219,517)      (14,955,177)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           943,994       (1,563,173)         8,645,635         6,496,936
NET ASSETS:
   Beginning of year..............        88,274,296        89,837,469       178,751,424       172,254,488
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     89,218,290  $     88,274,296  $    187,397,059  $    178,751,424
                                    ================  ================  ================  ================

                                                                                      BHFTII
                                      BHFTII NEUBERGER BERMAN GENESIS     T. ROWE PRICE LARGE CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (483,846)  $      (447,536)  $      (922,192)  $      (873,949)
   Net realized gains (losses)....          5,493,637         1,287,981         6,273,788         8,314,534
   Change in unrealized gains
     (losses) on investments......            575,123         5,616,483        12,534,073       (7,564,472)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          5,584,914         6,456,928        17,885,669         (123,887)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            164,961           120,449           176,144            93,911
   Net transfers (including fixed
     account).....................          (407,636)       (1,094,040)       (1,114,883)           924,344
   Contract charges...............          (187,533)         (190,213)         (282,350)         (268,417)
   Transfers for contract benefits
     and terminations.............        (4,523,653)       (2,846,597)       (6,309,822)       (4,417,259)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (4,953,861)       (4,010,401)       (7,530,911)       (3,667,421)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            631,053         2,446,527        10,354,758       (3,791,308)
NET ASSETS:
   Beginning of year..............         42,776,681        40,330,154        59,328,183        63,119,491
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      43,407,734  $     42,776,681  $     69,682,941  $     59,328,183
                                    =================  ================  ================  ================

                                                  BHFTII
                                      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (190,161)  $      (147,009)
   Net realized gains (losses)....         1,365,851         1,602,695
   Change in unrealized gains
     (losses) on investments......         1,607,247         (399,917)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,782,937         1,055,769
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            19,903            14,836
   Net transfers (including fixed
     account).....................         1,620,482         1,541,125
   Contract charges...............          (43,694)          (30,891)
   Transfers for contract benefits
     and terminations.............       (1,721,155)         (468,864)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (124,464)         1,056,206
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,658,473         2,111,975
NET ASSETS:
   Beginning of year..............        13,279,921        11,167,946
                                    ----------------  ----------------
   End of year....................  $     15,938,394  $     13,279,921
                                    ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                       VANECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016               2017              2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (37,801)  $       (15,374)  $       4,807,369  $      1,279,613
   Net realized gains (losses).....          (122,704)         (356,749)          1,485,460           245,455
   Change in unrealized gains
     (losses) on investments.......            127,993         1,837,043          6,281,519         5,920,820
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (32,512)         1,464,920         12,574,348         7,445,888
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             18,336             4,876            860,153           368,093
   Net transfers (including fixed
     account)......................            559,694         (729,921)            849,323       194,878,650
   Contract charges................           (44,869)          (51,041)          (811,041)         (537,086)
   Transfers for contract benefits
     and terminations..............          (250,869)         (199,800)       (21,388,615)      (12,249,602)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            282,292         (975,886)       (20,490,180)       182,460,055
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............            249,780           489,034        (7,915,832)       189,905,943
NET ASSETS:
   Beginning of year...............          3,944,489         3,455,455        196,877,487         6,971,544
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       4,194,269  $      3,944,489  $     188,961,655  $    196,877,487
                                     =================  ================  =================  ================

                                           BHFTII WESTERN ASSET                DEUTSCHE II GOVERNMENT &
                                        MANAGEMENT U.S. GOVERNMENT                 AGENCY SECURITIES
                                                SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017              2016               2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         30,521  $          44,946  $          3,480  $           5,571
   Net realized gains (losses).....          (53,755)           (10,240)             (730)            (3,750)
   Change in unrealized gains
     (losses) on investments.......            25,121           (47,104)           (1,977)            (2,231)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             1,887           (12,398)               773              (410)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,000            211,811               501                502
   Net transfers (including fixed
     account)......................           678,595          (550,343)            11,738           (18,116)
   Contract charges................          (32,855)           (52,200)             (511)              (612)
   Transfers for contract benefits
     and terminations..............       (1,637,181)          (766,165)           (5,953)           (37,947)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (990,441)        (1,156,897)             5,775           (56,173)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (988,554)        (1,169,295)             6,548           (56,583)
NET ASSETS:
   Beginning of year...............         4,704,631          5,873,926           306,704            363,287
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,716,077  $       4,704,631  $        313,252  $         306,704
                                     ================  =================  ================  =================


                                         FIDELITY VIP EQUITY-INCOME        FIDELITY VIP GROWTH OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2017               2016              2017              2016
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (2,316)  $          40,654  $        (1,513)  $        (1,228)
   Net realized gains (losses).....           188,731            299,847            19,291             4,111
   Change in unrealized gains
     (losses) on investments.......           426,095            465,762            20,663           (4,452)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           612,510            806,263            38,441           (1,569)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,388              8,229                --                --
   Net transfers (including fixed
     account)......................            32,746            362,390           (1,099)               548
   Contract charges................          (20,904)           (19,490)              (86)              (84)
   Transfers for contract benefits
     and terminations..............         (781,452)          (295,734)           (1,677)           (3,735)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (768,222)             55,395           (2,862)           (3,271)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (155,712)            861,658            35,579           (4,840)
NET ASSETS:
   Beginning of year...............         5,954,992          5,093,334           119,170           124,010
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      5,799,280  $       5,954,992  $        154,749  $        119,170
                                     ================  =================  ================  ================


                                        FTVIPT TEMPLETON FOREIGN VIP
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         249,037  $        110,243
   Net realized gains (losses).....            102,104           148,777
   Change in unrealized gains
     (losses) on investments.......          2,613,275           857,134
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,964,416         1,116,154
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            114,104           109,874
   Net transfers (including fixed
     account)......................          (318,089)          (29,932)
   Contract charges................           (67,002)          (67,328)
   Transfers for contract benefits
     and terminations..............        (1,785,504)       (1,569,525)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (2,056,491)       (1,556,911)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............            907,925         (440,757)
NET ASSETS:
   Beginning of year...............         20,418,848        20,859,605
                                     -----------------  ----------------
   End of year.....................  $      21,326,773  $     20,418,848
                                     =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       INVESCO V.I. INTERNATIONAL GROWTH          PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (9,234)  $        (11,363)  $        179,924  $         201,568
   Net realized gains (losses).....            197,913            115,059            33,181           (12,610)
   Change in unrealized gains
     (losses) on investments.......            828,599          (229,401)            51,368            358,858
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,017,278          (125,705)           264,473            547,816
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             17,313             12,826             1,382             11,071
   Net transfers (including fixed
     account)......................             90,517             81,611            98,574          (201,550)
   Contract charges................           (17,351)           (17,891)          (22,036)           (23,707)
   Transfers for contract benefits
     and terminations..............          (581,859)          (431,996)         (725,787)          (404,282)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (491,380)          (355,450)         (647,867)          (618,468)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            525,898          (481,155)         (383,394)           (70,652)
NET ASSETS:
   Beginning of year...............          4,956,521          5,437,676         5,415,580          5,486,232
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $       5,482,419  $       4,956,521  $      5,032,186  $       5,415,580
                                     =================  =================  ================  =================


                                           PIMCO VIT LOW DURATION               PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2017               2016               2017              2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (18,923)  $        (6,909)  $         145,662  $        172,741
   Net realized gains (losses).....            (9,219)          (12,959)          2,152,365         1,286,804
   Change in unrealized gains
     (losses) on investments.......              9,494             4,738          1,020,271           916,812
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (18,648)          (15,130)          3,318,298         2,376,357
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              1,040            51,140             13,335            13,236
   Net transfers (including fixed
     account)......................             69,917           526,320          (560,305)         (350,359)
   Contract charges................           (32,560)          (36,363)           (50,170)          (53,699)
   Transfers for contract benefits
     and terminations..............          (559,890)         (619,117)        (2,881,319)       (2,075,541)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (521,493)          (78,020)        (3,478,459)       (2,466,363)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (540,141)          (93,150)          (160,161)          (90,006)
NET ASSETS:
   Beginning of year...............          8,295,577         8,388,727         20,896,054        20,986,060
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $       7,755,436  $      8,295,577  $      20,735,893  $     20,896,054
                                     =================  ================  =================  ================

                                                                                         RUSSELL
                                          PUTNAM VT MULTI-CAP GROWTH          GLOBAL REAL ESTATE SECURITIES
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (12,524)  $         (9,021)  $         10,791  $          19,054
   Net realized gains (losses).....            237,439            244,460             8,093              7,594
   Change in unrealized gains
     (losses) on investments.......            286,050          (117,898)            32,143           (22,935)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            510,965            117,541            51,027              3,713
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             27,983             29,543               126                126
   Net transfers (including fixed
     account)......................          (107,837)           (67,078)            12,404              1,493
   Contract charges................            (1,641)            (1,507)             (104)              (135)
   Transfers for contract benefits
     and terminations..............          (105,123)          (107,552)         (110,490)          (333,966)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (186,618)          (146,594)          (98,064)          (332,482)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            324,347           (29,053)          (47,037)          (328,769)
NET ASSETS:
   Beginning of year...............          1,920,534          1,949,587           542,716            871,485
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $       2,244,881  $       1,920,534  $        495,679  $         542,716
                                     =================  =================  ================  =================

                                                   RUSSELL
                                       INTERNATIONAL DEVELOPED MARKETS
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2017               2016
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          26,369  $         46,068
   Net realized gains (losses).....            162,645           (2,617)
   Change in unrealized gains
     (losses) on investments.......            326,580          (20,863)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            515,594            22,588
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                210               210
   Net transfers (including fixed
     account)......................            (4,607)             2,093
   Contract charges................              (568)             (706)
   Transfers for contract benefits
     and terminations..............          (654,610)         (179,336)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (659,575)         (177,739)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (143,981)         (155,151)
NET ASSETS:
   Beginning of year...............          2,506,309         2,661,460
                                     -----------------  ----------------
   End of year.....................  $       2,362,328  $      2,506,309
                                     =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           RUSSELL STRATEGIC BOND              RUSSELL U.S. SMALL CAP EQUITY
                                                 SUB-ACCOUNT                            SUB-ACCOUNT
                                    -------------------------------------  -------------------------------------
                                           2017               2016                2017                2016
                                    ------------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (2,652)  $          10,419  $         (14,388)  $         (6,758)
   Net realized gains (losses)....            (10,689)            190,100             125,737            (1,102)
   Change in unrealized gains
      (losses) on investments.....             127,215           (89,715)              41,081            202,565
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             113,874            110,804             152,430            194,705
                                    ------------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........               3,360              3,360                  --                 --
   Net transfers (including fixed
      account)....................             154,236           (64,470)            (12,762)            (7,418)
   Contract charges...............               (880)            (1,125)               (361)              (393)
   Transfers for contract benefits
      and terminations............         (1,367,993)          (563,591)           (283,878)           (78,778)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (1,211,277)          (625,826)           (297,001)           (86,589)
                                    ------------------  -----------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............         (1,097,403)          (515,022)           (144,571)            108,116
NET ASSETS:
   Beginning of year..............           5,317,684          5,832,706           1,316,184          1,208,068
                                    ------------------  -----------------  ------------------  -----------------
   End of year....................  $        4,220,281  $       5,317,684  $        1,171,613  $       1,316,184
                                    ==================  =================  ==================  =================

                                       RUSSELL U.S. STRATEGIC EQUITY
                                                SUB-ACCOUNT
                                    -------------------------------------
                                          2017                2016
                                    -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (23,724)  $         (24,688)
   Net realized gains (losses)....            919,005             542,272
   Change in unrealized gains
      (losses) on investments.....            279,985              87,911
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          1,175,266             605,495
                                    -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                504                 504
   Net transfers (including fixed
      account)....................          (158,378)           (210,254)
   Contract charges...............            (1,664)             (2,010)
   Transfers for contract benefits
      and terminations............        (1,582,890)           (504,007)
                                    -----------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (1,742,428)           (715,767)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (567,162)           (110,272)
NET ASSETS:
   Beginning of year..............          7,061,253           7,171,525
                                    -----------------  ------------------
   End of year....................  $       6,494,091  $        7,061,253
                                    =================  ==================


 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account C (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors Insurance Company ("MLI-MO") on February 24, 1987 to support operations of MLI-MO with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-MO merged with and into the Company and the Separate Account became a Separate Account of the Company. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife Investors Variable Annuity Account One to Brighthouse Variable Annuity Account C.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed the Company's parent company, Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Fidelity Variable Insurance Products ("Fidelity VIP")
   Insurance Funds) ("Invesco V.I.")                       Franklin Templeton Variable Insurance Products Trust
American Funds Insurance Series ("American Funds")           ("FTVIPT")
Brighthouse Funds Trust I ("BHFTI")*                       PIMCO Variable Insurance Trust ("PIMCO VIT")
Brighthouse Funds Trust II ("BHFTII")*                     Putnam Variable Trust ("Putnam VT")
Deutsche Variable Series II ("Deutsche II")                Russell Investment Funds ("Russell")

* See Note 5 for a discussion of additional information on related party transactions.


The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

American Funds Global Growth Sub-Account                 BHFTI MetLife Multi-Index Targeted Risk
American Funds Global Small Capitalization                 Sub-Account
   Sub-Account                                           BHFTI MFS Research International Sub-Account (a)
American Funds Growth Sub-Account                        BHFTI Morgan Stanley Mid Cap Growth
BHFTI AB Global Dynamic Allocation Sub-Account             Sub-Account (a)
BHFTI Allianz Global Investors Dynamic Multi-Asset       BHFTI Oppenheimer Global Equity Sub-Account (a)
   Plus Sub-Account                                      BHFTI PanAgora Global Diversified Risk
BHFTI American Funds Balanced Allocation                   Sub-Account
   Sub-Account                                           BHFTI PIMCO Inflation Protected Bond Sub-Account
BHFTI American Funds Growth Allocation                   BHFTI PIMCO Total Return Sub-Account (a)
   Sub-Account                                           BHFTI Pyramis Government Income Sub-Account
BHFTI American Funds Growth Sub-Account                  BHFTI Schroders Global Multi-Asset II Sub-Account
BHFTI American Funds Moderate Allocation                 BHFTI Schroders Global Multi-Asset Sub-Account
   Sub-Account                                           BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI SSGA Growth ETF Sub-Account
BHFTI BlackRock Global Tactical Strategies               BHFTI T. Rowe Price Large Cap Value
   Sub-Account                                             Sub-Account (a)
BHFTI BlackRock High Yield Sub-Account                   BHFTI T. Rowe Price Mid Cap Growth
BHFTI Brighthouse Asset Allocation 100 Sub-Account         Sub-Account (a)
BHFTI Brighthouse Balanced Plus Sub-Account              BHFTI Victory Sycamore Mid Cap Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse/Aberdeen Emerging Markets                Sub-Account
   Equity Sub-Account (a)                                BHFTII Baillie Gifford International Stock
BHFTI Brighthouse/Eaton Vance Floating Rate                Sub-Account (a)
   Sub-Account                                           BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII BlackRock Capital Appreciation Sub-Account
   Return Sub-Account                                    BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Templeton International Bond             Sub-Account (a)
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Sub-Account                                           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Clarion Global Real Estate Sub-Account (a)         BHFTII Brighthouse Asset Allocation 80 Sub-Account
BHFTI ClearBridge Aggressive Growth                      BHFTII Brighthouse/Artisan Mid Cap Value
   Sub-Account (a)                                         Sub-Account
BHFTI Harris Oakmark International Sub-Account           BHFTII Brighthouse/Dimensional International Small
BHFTI Invesco Balanced-Risk Allocation                     Company Sub-Account
   Sub-Account                                           BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Comstock Sub-Account                         Opportunities Sub-Account (a)
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI JPMorgan Core Bond Sub-Account (a)                 BHFTII Jennison Growth Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account
BHFTI JPMorgan Small Cap Value Sub-Account               BHFTII MetLife Aggregate Bond Index Sub-Account
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MetLife Mid Cap Stock Index Sub-Account
                                                         BHFTII MetLife MSCI EAFE Index Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII MetLife Russell 2000 Index Sub-Account            Deutsche II Government & Agency Securities
BHFTII MetLife Stock Index Sub-Account (a)                  Sub-Account
BHFTII MFS Total Return Sub-Account (a)                  Fidelity VIP Equity-Income Sub-Account (a)
BHFTII MFS Value Sub-Account                             Fidelity VIP Growth Opportunities Sub-Account
BHFTII Neuberger Berman Genesis Sub-Account (a)          FTVIPT Templeton Foreign VIP Sub-Account (a)
BHFTII T. Rowe Price Large Cap Growth                    Invesco V.I. International Growth Sub-Account (a)
   Sub-Account (a)                                       PIMCO VIT High Yield Sub-Account
BHFTII T. Rowe Price Small Cap Growth                    PIMCO VIT Low Duration Sub-Account
   Sub-Account (a)                                       Putnam VT Equity Income Sub-Account
BHFTII VanEck Global Natural Resources                   Putnam VT Multi-Cap Growth Sub-Account (a)
   Sub-Account                                           Russell Global Real Estate Securities Sub-Account
BHFTII Western Asset Management Strategic Bond           Russell International Developed Markets Sub-Account
   Opportunities Sub-Account (a)                         Russell Strategic Bond Sub-Account
BHFTII Western Asset Management U.S. Government          Russell U.S. Small Cap Equity Sub-Account
   Sub-Account                                           Russell U.S. Strategic Equity Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying fund or portfolio of the Trusts.


3.  PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                             New Name

(MIST) Goldman Sachs Mid Cap Value Portfolio            (BHFTI) Wells Capital Management Mid Cap Value
                                                           Portfolio
(MIST) Invesco Mid Cap Value Portfolio                  (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity             (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio          (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return           (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio       (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio      (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio           (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                  (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                   (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio           (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio               (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company       (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


Former Name                                                 New Name

(MSF) Met/Wellington Core Equity Opportunities              (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                  Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio                 (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio                 (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio                 (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio                 (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                             (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                          (BHFTII) MetLife Russell 2000 Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio            (BHFTII) VanEck Global Natural Resources Portfolio
Russell Aggressive Equity Portfolio                         Russell U.S. Small Cap Equity Portfolio
Russell Core Bond Portfolio                                 Russell Strategic Bond Portfolio
Russell Multi-Style Equity Portfolio                        Russell U.S. Strategic Equity Portfolio
Russell Non-U.S. Portfolio                                  Russell International Developed Markets Portfolio

TRUST NAME CHANGES:

Former Name                                              New Name

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                            New Name

MetLife Investors Variable Annuity Account One         Brighthouse Variable Annuity Account C

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.50% - 1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.15% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $0 to $25 may be deducted after twelve transfers are made in a contract year or for certain contracts, 2% of the amount transferred from the contract value, if less. In addition, the Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     American Funds Global Growth Sub-Account...................      3,775,169        80,282,220         4,814,943       20,740,498
     American Funds Global Small Capitalization Sub-Account.....      1,134,510        21,149,138           561,970        3,895,266
     American Funds Growth Sub-Account..........................      1,849,966        99,085,577        14,460,834       22,838,785
     BHFTI AB Global Dynamic Allocation Sub-Account.............      2,391,795        25,787,676         1,282,841        4,360,897
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................         34,692           373,084            81,776           95,502
     BHFTI American Funds Balanced Allocation Sub-Account.......     22,708,152       204,572,323        23,401,479       29,000,716
     BHFTI American Funds Growth Allocation Sub-Account.........     27,094,234       237,915,179        30,210,646       31,542,584
     BHFTI American Funds Growth Sub-Account....................      3,084,468        29,218,654         5,690,731        6,505,042
     BHFTI American Funds Moderate Allocation Sub-Account.......     10,904,152        99,884,684        11,273,049       14,044,162
     BHFTI AQR Global Risk Balanced Sub-Account.................        991,991        10,363,316         1,187,253        2,084,511
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....      5,462,569        55,622,966         2,645,553        7,094,176
     BHFTI BlackRock High Yield Sub-Account.....................      1,884,586        15,142,246         1,847,095        1,892,502
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     12,435,262       121,530,669        11,312,289       23,531,865
     BHFTI Brighthouse Balanced Plus Sub-Account................     11,399,677       121,169,304        12,540,328       14,772,656
     BHFTI Brighthouse Small Cap Value Sub-Account..............      2,767,963        39,952,214         2,286,105        6,915,325
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................      3,944,041        40,214,651         2,183,599        6,432,028
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....        322,911         3,320,442           648,333          774,613
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................      3,240,522        31,947,865         3,235,890        2,524,755
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................        469,751         5,260,168           387,609          443,985
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................        572,819         6,181,015         1,169,201        1,259,511
     BHFTI Clarion Global Real Estate Sub-Account...............      2,550,393        30,440,610         1,815,528        3,481,640
     BHFTI ClearBridge Aggressive Growth Sub-Account............      4,844,386        44,792,827         1,433,275       12,602,057
     BHFTI Harris Oakmark International Sub-Account.............      4,069,306        58,117,166         3,337,150       10,871,055
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........      1,577,529        16,170,531         3,332,639        3,103,372
     BHFTI Invesco Comstock Sub-Account.........................      7,237,664        78,514,181         6,626,028       15,916,051
     BHFTI Invesco Small Cap Growth Sub-Account.................      3,538,989        49,580,205         5,723,723        7,789,906
     BHFTI JPMorgan Core Bond Sub-Account.......................      1,489,965        15,496,182         3,254,316        1,035,243
     BHFTI JPMorgan Global Active Allocation Sub-Account........      1,320,978        14,579,330         1,252,961        1,580,879
     BHFTI JPMorgan Small Cap Value Sub-Account.................        539,837         7,784,047         1,714,018        1,247,701
     BHFTI Loomis Sayles Global Markets Sub-Account.............        726,399         9,597,362         1,451,959        1,921,890
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........        932,326        11,530,023         6,535,675          953,778
     BHFTI MFS Research International Sub-Account...............      8,691,577        97,699,250         3,423,101       16,129,709
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............      3,002,591        29,306,976         1,019,408        9,610,989
     BHFTI Oppenheimer Global Equity Sub-Account................      1,840,854        31,277,892         1,055,813        8,374,113
     BHFTI PanAgora Global Diversified Risk Sub-Account.........         99,171         1,068,130           238,206          307,289
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........      8,216,355        88,121,504         5,129,374        6,078,408
     BHFTI PIMCO Total Return Sub-Account.......................     33,670,688       390,204,669        17,104,791       24,897,269
     BHFTI Pyramis Government Income Sub-Account................        522,509         5,637,640           737,716        1,008,411
     BHFTI Schroders Global Multi-Asset II Sub-Account..........        432,532         4,777,416           661,898        3,266,286
     BHFTI Schroders Global Multi-Asset Sub-Account.............        610,518         6,812,279           974,472        1,477,190
     BHFTI SSGA Growth and Income ETF Sub-Account...............     11,406,976       125,604,808         4,954,139       16,759,840
     BHFTI SSGA Growth ETF Sub-Account..........................      3,759,021        41,254,880         3,947,397        8,235,252
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     15,641,362       403,943,535        59,744,099       81,496,056
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............      7,203,411        66,372,285         8,572,919       10,633,839
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........      7,901,105       144,905,004         2,636,441       20,664,801
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................      1,259,666        16,499,491           536,291        1,993,097
     BHFTII Baillie Gifford International Stock Sub-Account.....      1,251,546        12,353,338           842,709        3,830,466
     BHFTII BlackRock Bond Income Sub-Account...................        913,818        96,293,729         9,199,245        7,355,633
     BHFTII BlackRock Capital Appreciation Sub-Account..........        266,145         7,122,821           867,368        1,838,050

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2017             DECEMBER 31, 2017
                                                                   -------------------------------   -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------     -------------   -------------    --------------
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account..........        543,108        54,331,770       5,022,867       16,855,495
     BHFTII Brighthouse Asset Allocation 20 Sub-Account..........      1,636,406        17,863,860      11,450,837        7,992,139
     BHFTII Brighthouse Asset Allocation 40 Sub-Account..........     86,757,171     1,041,450,532      53,934,968      133,442,129
     BHFTII Brighthouse Asset Allocation 60 Sub-Account..........    191,536,142     2,424,569,569     138,248,127      254,840,013
     BHFTII Brighthouse Asset Allocation 80 Sub-Account..........    114,568,027     1,577,812,034     117,110,325      202,597,094
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account........        137,481        29,774,413         293,010        4,994,471
     BHFTII Brighthouse/Dimensional International Small Company
       Sub-Account...............................................        317,093         4,353,756         909,472        1,590,327
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account...............................................      8,291,170       237,703,928      15,154,447       35,466,922
     BHFTII Frontier Mid Cap Growth Sub-Account..................        233,334         6,902,049         321,920        1,801,935
     BHFTII Jennison Growth Sub-Account..........................      7,994,548       100,014,644      10,332,563       22,716,887
     BHFTII Loomis Sayles Small Cap Growth Sub-Account...........      1,112,956        11,873,659       1,010,205        2,630,149
     BHFTII MetLife Aggregate Bond Index Sub-Account.............        611,186         6,612,627       1,302,913          829,661
     BHFTII MetLife Mid Cap Stock Index Sub-Account..............        392,215         6,707,461       2,218,083          921,186
     BHFTII MetLife MSCI EAFE Index Sub-Account..................        222,034         2,759,294         646,761          550,293
     BHFTII MetLife Russell 2000 Index Sub-Account...............        303,638         5,569,058       3,733,255        3,045,786
     BHFTII MetLife Stock Index Sub-Account......................      1,054,244        38,327,207       5,095,456        7,169,247
     BHFTII MFS Total Return Sub-Account.........................        510,956        71,615,175       8,673,165       11,222,535
     BHFTII MFS Value Sub-Account................................     11,419,696       163,400,336      15,650,838       22,168,951
     BHFTII Neuberger Berman Genesis Sub-Account.................      1,941,994        29,143,884       4,521,006        6,477,260
     BHFTII T. Rowe Price Large Cap Growth Sub-Account...........      2,794,727        51,056,766       6,212,684       10,667,243
     BHFTII T. Rowe Price Small Cap Growth Sub-Account...........        677,830        11,845,092       2,767,369        2,194,981
     BHFTII VanEck Global Natural Resources Sub-Account..........        391,625         4,568,082         876,268          631,787
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account.................................     13,659,935       177,000,593      10,376,888       26,059,693
     BHFTII Western Asset Management U.S. Government
       Sub-Account...............................................        320,635         3,813,369       1,181,068        2,140,998
     Deutsche II Government & Agency Securities Sub-Account......         28,098           336,748          19,169            9,913
     Fidelity VIP Equity-Income Sub-Account......................        248,249         5,236,170         353,271          999,163
     Fidelity VIP Growth Opportunities Sub-Account...............          4,289            91,498          18,109            4,877
     FTVIPT Templeton Foreign VIP Sub-Account....................      1,372,282        19,480,800         756,789        2,564,271
     Invesco V.I. International Growth Sub-Account...............        138,830         3,937,201         264,769          765,408
     PIMCO VIT High Yield Sub-Account............................        639,422         4,858,728         470,747          938,676
     PIMCO VIT Low Duration Sub-Account..........................        757,371         7,848,924         257,409          797,833
     Putnam VT Equity Income Sub-Account.........................        776,921        11,551,771       1,128,592        3,824,531
     Putnam VT Multi-Cap Growth Sub-Account......................         56,721         1,302,699         204,791          256,052
     Russell Global Real Estate Securities Sub-Account...........         33,469           496,304          37,245          115,432
     Russell International Developed Markets Sub-Account.........        180,056         2,023,789         209,291          764,485
     Russell Strategic Bond Sub-Account..........................        406,971         4,202,695         253,481        1,467,415
     Russell U.S. Small Cap Equity Sub-Account...................         71,441           984,723         100,935          337,505
     Russell U.S. Strategic Equity Sub-Account...................        350,464         5,450,552         731,624        1,871,323

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                          AMERICAN FUNDS                 AMERICAN FUNDS                 AMERICAN FUNDS
                                           GLOBAL GROWTH           GLOBAL SMALL CAPITALIZATION              GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........      2,325,225       2,439,297         628,933        661,511        412,462        452,298
Units issued and transferred
   from other funding options....         71,993         196,171          21,062         57,550         10,047         20,646
Units redeemed and transferred to
   other funding options.........      (430,801)       (310,243)        (91,744)       (90,128)       (67,519)       (60,482)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................      1,966,417       2,325,225         558,251        628,933        354,990        412,462
                                   =============  ==============  ==============  =============  =============  =============


                                                                              BHFTI
                                          BHFTI AB GLOBAL           ALLIANZ GLOBAL INVESTORS         BHFTI AMERICAN FUNDS
                                        DYNAMIC ALLOCATION          DYNAMIC MULTI-ASSET PLUS          BALANCED ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........       2,337,314      2,509,143        368,903         325,715      16,822,895     17,709,534
Units issued and transferred
   from other funding options....          90,137        233,440         68,940          89,793         870,925      1,077,545
Units redeemed and transferred to
   other funding options.........       (328,665)      (405,269)       (81,406)        (46,605)     (2,045,883)    (1,964,184)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................       2,098,786      2,337,314        356,437         368,903      15,647,937     16,822,895
                                   ==============  =============  =============  ==============  ==============  =============

                                       BHFTI AMERICAN FUNDS          BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                         GROWTH ALLOCATION                  GROWTH                   MODERATE ALLOCATION
                                            SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2017           2016           2017            2016          2017            2016
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........      18,323,581     19,442,122      2,028,328      2,207,865      8,284,233      8,704,425
Units issued and transferred
   from other funding options....       1,130,558        934,737        161,911        208,845        411,713        451,582
Units redeemed and transferred to
   other funding options.........     (2,281,105)    (2,053,278)      (386,682)      (388,382)      (968,955)      (871,774)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................      17,173,034     18,323,581      1,803,557      2,028,328      7,726,991      8,284,233
                                   ==============  =============  =============  =============  =============  =============


                                                BHFTI                     BHFTI BLACKROCK               BHFTI BLACKROCK
                                      AQR GLOBAL RISK BALANCED      GLOBAL TACTICAL STRATEGIES            HIGH YIELD
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2017            2016            2017           2016           2017           2016
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........         917,246       1,002,811       4,759,942      5,126,239        512,162        577,469
Units issued and transferred
   from other funding options....          65,380          97,426         199,200        364,688         56,095         94,107
Units redeemed and transferred to
   other funding options.........       (190,243)       (182,991)       (579,171)      (730,985)       (78,714)      (159,414)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................         792,383         917,246       4,379,971      4,759,942        489,543        512,162
                                   ==============  ==============  ==============  =============  =============  =============


                                         BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE
                                       ASSET ALLOCATION 100               BALANCED PLUS                 SMALL CAP VALUE
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........       9,231,635     10,516,473      9,440,519       9,868,677      1,703,914       1,932,375
Units issued and transferred
   from other funding options....          86,926        250,939        434,392         556,160         58,835         108,911
Units redeemed and transferred to
   other funding options.........     (1,190,074)    (1,535,777)    (1,097,184)       (984,318)      (263,199)       (337,372)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       8,128,487      9,231,635      8,777,727       9,440,519      1,499,550       1,703,914
                                   ==============  =============  =============  ==============  =============  ==============


                                               BHFTI                          BHFTI                           BHFTI
                                       BRIGHTHOUSE/ABERDEEN          BRIGHTHOUSE/EATON VANCE          BRIGHTHOUSE/FRANKLIN
                                      EMERGING MARKETS EQUITY             FLOATING RATE             LOW DURATION TOTAL RETURN
                                            SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017            2016           2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      3,939,504       4,322,870         302,346        325,945       2,993,090       3,199,892
Units issued and transferred
   from other funding options....        322,326         443,695          51,047         65,486         510,151         392,039
Units redeemed and transferred to
   other funding options.........      (683,297)       (827,061)        (68,076)       (89,085)       (450,939)       (598,841)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      3,578,533       3,939,504         285,317        302,346       3,052,302       2,993,090
                                   =============  ==============  ==============  =============  ==============  ==============

                                                BHFTI                          BHFTI
                                        BRIGHTHOUSE/TEMPLETON         BRIGHTHOUSE/WELLINGTON                  BHFTI
                                         INTERNATIONAL BOND             LARGE CAP RESEARCH         CLARION GLOBAL REAL ESTATE
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2017            2016           2017            2016            2017            2016
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........         361,455         363,028        421,113         440,038       1,688,991      1,794,608
Units issued and transferred
   from other funding options....          45,237          52,206         44,508          43,222         119,020        142,490
Units redeemed and transferred to
   other funding options.........        (46,462)        (53,779)       (65,165)        (62,147)       (239,900)      (248,107)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................         360,230         361,455        400,456         421,113       1,568,111      1,688,991
                                   ==============  ==============  =============  ==============  ==============  =============



                                         BHFTI CLEARBRIDGE                    BHFTI                      BHFTI INVESCO
                                         AGGRESSIVE GROWTH        HARRIS OAKMARK INTERNATIONAL     BALANCED-RISK ALLOCATION
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017            2016           2017           2016            2017           2016
                                   --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year..........       5,827,981      6,631,372       2,406,649      2,612,481     13,924,976      14,933,512
Units issued and transferred
   from other funding options....         187,303        411,865         139,103        179,153      2,016,804       2,528,998
Units redeemed and transferred to
   other funding options.........       (851,972)    (1,215,256)       (400,532)      (384,985)    (2,867,455)     (3,537,534)
                                   --------------  -------------  --------------  -------------  -------------  --------------
Units end of year................       5,163,312      5,827,981       2,145,220      2,406,649     13,074,325      13,924,976
                                   ==============  =============  ==============  =============  =============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                        BHFTI INVESCO                 BHFTI JPMORGAN
                                      BHFTI INVESCO COMSTOCK          SMALL CAP GROWTH                   CORE BOND
                                            SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                        2017           2016          2017           2016           2017            2016
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........      6,085,911      6,794,241      1,791,853      2,013,774      1,192,318       1,289,783
Units issued and transferred
   from other funding options....        261,717        326,921         48,487         96,541        353,904         245,940
Units redeemed and transferred to
   other funding options.........      (966,190)    (1,035,251)      (264,091)      (318,462)      (159,133)       (343,405)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................      5,381,438      6,085,911      1,576,249      1,791,853      1,387,089       1,192,318
                                   =============  =============  =============  =============  =============  ==============


                                         BHFTI JPMORGAN                  BHFTI JPMORGAN                  BHFTI LOOMIS
                                    GLOBAL ACTIVE ALLOCATION             SMALL CAP VALUE             SAYLES GLOBAL MARKETS
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2017           2016            2017            2016            2017           2016
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........     11,950,928     11,943,206         370,317         405,607        651,629        792,857
Units issued and transferred
   from other funding options....        782,198      1,530,938          67,726          37,600         71,182         66,901
Units redeemed and transferred to
   other funding options.........    (1,184,335)    (1,523,216)        (68,311)        (72,890)       (98,759)      (208,129)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................     11,548,791     11,950,928         369,732         370,317        624,052        651,629
                                   =============  =============  ==============  ==============  =============  =============

                                            BHFTI METLIFE                      BHFTI                 BHFTI MORGAN STANLEY
                                      MULTI-INDEX TARGETED RISK     MFS RESEARCH INTERNATIONAL          MID CAP GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2017            2016            2017           2016           2017           2016
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........       2,797,436       3,142,871       6,134,222      6,494,721      2,899,820      3,072,912
Units issued and transferred
   from other funding options....       4,176,402         982,330         249,788        385,163        109,583        200,437
Units redeemed and transferred to
   other funding options.........       (537,568)     (1,327,765)       (978,850)      (745,662)      (498,890)      (373,529)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................       6,436,270       2,797,436       5,405,160      6,134,222      2,510,513      2,899,820
                                   ==============  ==============  ==============  =============  =============  =============


                                         BHFTI OPPENHEIMER                BHFTI PANAGORA                    BHFTI PIMCO
                                           GLOBAL EQUITY              GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                            SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017            2016
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      2,375,953       2,485,407       1,024,246          83,104       5,428,636       5,839,782
Units issued and transferred
   from other funding options....         80,089         139,765         233,566       1,225,382         660,714         380,898
Units redeemed and transferred to
   other funding options.........      (449,531)       (249,219)       (277,219)       (284,240)       (750,744)       (792,044)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      2,006,511       2,375,953         980,593       1,024,246       5,338,606       5,428,636
                                   =============  ==============  ==============  ==============  ==============  ==============

                                                 BHFTI                         BHFTI                    BHFTI SCHRODERS
                                          PIMCO TOTAL RETURN         PYRAMIS GOVERNMENT INCOME       GLOBAL MULTI-ASSET II
                                              SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                         2017            2016           2017          2016           2017            2016
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............     20,696,610     22,440,680        523,252        467,757        631,373        693,897
Units issued and transferred
   from other funding options......      1,863,352      1,532,515         83,351        264,074         52,316         64,517
Units redeemed and transferred to
   other funding options...........    (2,522,484)    (3,276,585)      (115,013)      (208,579)      (265,793)      (127,041)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................     20,037,478     20,696,610        491,590        523,252        417,896        631,373
                                     =============  =============  =============  =============  =============  =============


                                            BHFTI SCHRODERS                BHFTI SSGA
                                          GLOBAL MULTI-ASSET          GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                              SUB-ACCOUNT                  SUB-ACCOUNT                    SUB-ACCOUNT
                                     ----------------------------  ----------------------------  ----------------------------
                                          2017           2016          2017           2016            2017           2016
                                     -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year............      5,999,349      6,949,271      8,781,559      9,555,148      3,010,392      3,298,669
Units issued and transferred
   from other funding options......        668,865        565,681        146,684        175,447        206,516         77,060
Units redeemed and transferred to
   other funding options...........    (1,120,703)    (1,515,603)      (985,303)      (949,036)      (507,720)      (365,337)
                                     -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..................      5,547,511      5,999,349      7,942,940      8,781,559      2,709,188      3,010,392
                                     =============  =============  =============  =============  =============  =============

                                        BHFTI T. ROWE PRICE            BHFTI T. ROWE PRICE               BHFTI VICTORY
                                          LARGE CAP VALUE                MID CAP GROWTH             SYCAMORE MID CAP VALUE
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........      6,154,931       6,924,886       3,917,608      4,314,401      4,094,702       4,441,107
Units issued and transferred
   from other funding options....        132,548         190,182         184,438        328,230        175,345         241,333
Units redeemed and transferred to
   other funding options.........      (891,037)       (960,137)       (546,204)      (725,023)      (598,743)       (587,738)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................      5,396,442       6,154,931       3,555,842      3,917,608      3,671,304       4,094,702
                                   =============  ==============  ==============  =============  =============  ==============


                                        BHFTI WELLS CAPITAL              BHFTII BAILLIE                    BHFTII
                                     MANAGEMENT MID CAP VALUE      GIFFORD INTERNATIONAL STOCK      BLACKROCK BOND INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ------------------------------  ----------------------------
                                       2017            2016           2017            2016           2017            2016
                                   -------------  -------------  --------------  --------------  -------------  -------------

Units beginning of year..........        680,872        722,802       1,223,325       1,337,151      1,339,462      1,351,726
Units issued and transferred
   from other funding options....         31,918         47,450          74,776          79,941        185,668        241,861
Units redeemed and transferred to
   other funding options.........       (87,257)       (89,380)       (278,164)       (193,767)      (193,272)      (254,125)
                                   -------------  -------------  --------------  --------------  -------------  -------------
Units end of year................        625,533        680,872       1,019,937       1,223,325      1,331,858      1,339,462
                                   =============  =============  ==============  ==============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                          BHFTII BLACKROCK               BHFTII BLACKROCK              BHFTII BRIGHTHOUSE
                                        CAPITAL APPRECIATION           ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........       1,443,013       1,769,864       6,971,036      7,501,150         967,598         717,455
Units issued and transferred
   from other funding options....          69,773          37,560         835,156      3,947,368         759,366         885,103
Units redeemed and transferred to
   other funding options.........       (230,435)       (364,411)     (2,005,347)    (4,477,482)       (559,253)       (634,960)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................       1,282,351       1,443,013       5,800,845      6,971,036       1,167,711         967,598
                                   ==============  ==============  ==============  =============  ==============  ==============


                                        BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                        ASSET ALLOCATION 40            ASSET ALLOCATION 60            ASSET ALLOCATION 80
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017           2016            2017           2016            2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........     68,430,242      75,171,316     141,782,418    155,063,013      94,037,132     102,900,180
Units issued and transferred
   from other funding options....      1,025,875       1,463,519       1,962,875      2,299,734       1,320,703       1,551,054
Units redeemed and transferred to
   other funding options.........    (8,420,767)     (8,204,593)    (14,789,769)   (15,580,329)    (11,064,830)    (10,414,102)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................     61,035,350      68,430,242     128,955,524    141,782,418      84,293,005      94,037,132
                                   =============  ==============  ==============  =============  ==============  ==============

                                              BHFTII                         BHFTII                        BHFTII
                                        BRIGHTHOUSE/ARTISAN          BRIGHTHOUSE/DIMENSIONAL       BRIGHTHOUSE/WELLINGTON
                                           MID CAP VALUE           INTERNATIONAL SMALL COMPANY    CORE EQUITY OPPORTUNITIES
                                            SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........      1,583,111       1,752,245         221,680        190,177      9,007,829      8,189,551
Units issued and transferred
   from other funding options....         42,421          64,648          30,148        112,380        251,610      1,980,773
Units redeemed and transferred to
   other funding options.........      (227,660)       (233,782)        (71,385)       (80,877)    (1,194,413)    (1,162,495)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................      1,397,872       1,583,111         180,443        221,680      8,065,026      9,007,829
                                   =============  ==============  ==============  =============  =============  =============



                                              BHFTII                                                     BHFTII LOOMIS
                                      FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH         SAYLES SMALL CAP GROWTH
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   --------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........         404,243        451,098      6,806,523       7,555,728         766,457        821,988
Units issued and transferred
   from other funding options....           8,707         17,119        225,824         399,910          28,823         52,757
Units redeemed and transferred to
   other funding options.........        (78,407)       (63,974)    (1,180,655)     (1,149,115)       (131,786)      (108,288)
                                   --------------  -------------  -------------  --------------  --------------  -------------
Units end of year................         334,543        404,243      5,851,692       6,806,523         663,494        766,457
                                   ==============  =============  =============  ==============  ==============  =============

                                               BHFTII                          BHFTII                          BHFTII
                                       METLIFE AGGREGATE BOND        METLIFE MID CAP STOCK INDEX       METLIFE MSCI EAFE INDEX
                                          INDEX SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         361,670         333,816         206,200         238,711         190,960         192,876
Units issued and transferred
   from other funding options....          89,124         194,433          59,297          27,735          42,381          50,080
Units redeemed and transferred to
   other funding options.........        (70,615)       (166,579)        (30,157)        (60,246)        (37,298)        (51,996)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         380,179         361,670         235,340         206,200         196,043         190,960
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                             BHFTII                         BHFTII
                                   METLIFE RUSSELL 2000 INDEX         METLIFE STOCK INDEX         BHFTII MFS TOTAL RETURN
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2017            2016           2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        184,537        190,582      2,342,862      2,202,886      1,883,922      2,072,502
Units issued and transferred
   from other funding options....        118,151         51,042        180,953        476,403        100,052         58,174
Units redeemed and transferred to
   other funding options.........      (101,007)       (57,087)      (330,733)      (336,427)      (277,615)      (246,754)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        201,681        184,537      2,193,082      2,342,862      1,706,359      1,883,922
                                   =============  =============  =============  =============  =============  =============


                                                                            BHFTII                    BHFTII T. ROWE
                                        BHFTII MFS VALUE           NEUBERGER BERMAN GENESIS       PRICE LARGE CAP GROWTH
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                       2017           2016           2017            2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........      6,204,163      6,742,392      1,622,186      1,787,234      2,648,316       2,826,823
Units issued and transferred
   from other funding options....        237,692        343,026         72,812         55,694        173,922         269,706
Units redeemed and transferred to
   other funding options.........      (849,740)      (881,255)      (252,899)      (220,742)      (435,178)       (448,213)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................      5,592,115      6,204,163      1,442,099      1,622,186      2,387,060       2,648,316
                                   =============  =============  =============  =============  =============  ==============


                                                                                                          BHFTII
                                         BHFTII T. ROWE                  BHFTII VANECK           WESTERN ASSET MANAGEMENT
                                     PRICE SMALL CAP GROWTH        GLOBAL NATURAL RESOURCES    STRATEGIC BOND OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------  ----------------------------  -----------------------------
                                       2017           2016            2017           2016           2017           2016
                                   -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year..........        383,309        354,053        296,411        369,982      6,144,561         242,504
Units issued and transferred
   from other funding options....         57,594         57,570         91,509         50,758        320,828       6,612,742
Units redeemed and transferred to
   other funding options.........       (59,013)       (28,314)       (67,421)      (124,329)      (928,620)       (710,685)
                                   -------------  -------------  -------------  -------------  -------------  --------------
Units end of year................        381,890        383,309        320,499        296,411      5,536,769       6,144,561
                                   =============  =============  =============  =============  =============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                        BHFTII WESTERN ASSET         DEUTSCHE II GOVERNMENT &
                                     MANAGEMENT U.S. GOVERNMENT          AGENCY SECURITIES          FIDELITY VIP EQUITY-INCOME
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         281,647         346,447          17,308          20,500         240,861         237,912
Units issued and transferred
   from other funding options....          75,052          92,763             693             585           7,371          24,290
Units redeemed and transferred to
   other funding options.........       (135,926)       (157,563)           (363)         (3,777)        (33,882)        (21,341)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         220,773         281,647          17,638          17,308         214,350         240,861
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                         FIDELITY VIP GROWTH             FTVIPT TEMPLETON          INVESCO V.I. INTERNATIONAL
                                            OPPORTUNITIES                   FOREIGN VIP                      GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........           7,041           7,249       1,247,219      1,344,591         230,766         248,546
Units issued and transferred
   from other funding options....               4              60          24,327         58,789          11,615          21,140
Units redeemed and transferred to
   other funding options.........           (152)           (268)       (129,894)      (156,161)        (31,681)        (38,920)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................           6,893           7,041       1,141,652      1,247,219         210,700         230,766
                                   ==============  ==============  ==============  =============  ==============  ==============


                                       PIMCO VIT HIGH YIELD          PIMCO VIT LOW DURATION         PUTNAM VT EQUITY INCOME
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017            2016           2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........        246,210         276,491         566,101        568,417        695,231         784,971
Units issued and transferred
   from other funding options....         14,200          17,905          16,226         68,868         15,056           3,346
Units redeemed and transferred to
   other funding options.........       (42,376)        (48,186)        (51,409)       (71,184)      (123,386)        (93,086)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................        218,034         246,210         530,918        566,101        586,901         695,231
                                   =============  ==============  ==============  =============  =============  ==============


                                                                   RUSSELL GLOBAL REAL ESTATE        RUSSELL INTERNATIONAL
                                    PUTNAM VT MULTI-CAP GROWTH             SECURITIES                  DEVELOPED MARKETS
                                            SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........         84,259          91,294          14,749         24,060        151,347         162,224
Units issued and transferred
   from other funding options....          1,790           2,514             360            934          4,147           7,762
Units redeemed and transferred to
   other funding options.........        (8,880)         (9,549)         (2,892)       (10,245)       (39,746)        (18,639)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................         77,169          84,259          12,217         14,749        115,748         151,347
                                   =============  ==============  ==============  =============  =============  ==============


                                        RUSSELL STRATEGIC BOND        RUSSELL U.S. SMALL CAP EQUITY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2017              2016             2017            2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........          268,809          299,764           59,458          63,858
Units issued and transferred
   from other funding options....           12,250           15,699            1,119           3,206
Units redeemed and transferred to
   other funding options.........         (72,765)         (46,654)         (14,102)         (7,606)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................          208,294          268,809           46,475          59,458
                                   ===============  ===============  ===============  ==============



                                    RUSSELL U.S. STRATEGIC EQUITY
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2017            2016
                                   --------------  ---------------

Units beginning of year..........         325,131          360,251
Units issued and transferred
   from other funding options....           1,779            8,527
Units redeemed and transferred to
   other funding options.........        (75,899)         (43,647)
                                   --------------  ---------------
Units end of year................         251,011          325,131
                                   ==============  ===============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  American Funds Global          2017     1,966,417    47.03 - 59.65     114,161,057
     Growth Sub-Account          2016     2,325,225    36.46 - 45.71     103,643,942
                                 2015     2,439,297    36.93 - 45.77     108,934,361
                                 2014     2,751,181    35.19 - 43.13     115,995,281
                                 2013     2,956,878    35.06 - 42.47     122,929,858

  American Funds Global Small    2017       558,251    41.22 - 51.69      28,045,030
     Capitalization Sub-Account  2016       628,933    33.37 - 41.36      25,322,977
                                 2015       661,511    33.31 - 40.82      26,320,768
                                 2014       715,805    33.86 - 41.02      28,663,774
                                 2013       749,861    33.79 - 40.47      29,677,012

  American Funds Growth          2017       354,990  287.27 - 424.27     143,094,780
     Sub-Account                 2016       412,462  228.20 - 333.19     130,932,854
                                 2015       452,298  212.42 - 306.61     132,364,951
                                 2014       514,976  202.60 - 289.09     142,491,652
                                 2013       574,333  190.29 - 268.43     147,932,755

  BHFTI AB Global Dynamic        2017     2,098,786    13.28 - 14.54      30,016,919
     Allocation Sub-Account      2016     2,337,314    11.94 - 12.89      29,737,529
                                 2015     2,509,143    11.77 - 12.54      31,148,630
                                 2014     2,654,329    11.95 - 12.56      33,083,814
                                 2013     2,343,122    11.37 - 11.79      27,463,161

  BHFTI Allianz Global           2017       356,437      1.15 - 1.19         413,482
     Investors Dynamic           2016       368,903      1.01 - 1.04         376,122
     Multi-Asset Plus            2015       325,715      1.01 - 1.03         330,206
     Sub-Account                 2014       158,597      1.04 - 1.05         165,190
     (Commenced 4/28/2014)

  BHFTI American Funds           2017    15,647,937    14.43 - 15.82     240,479,236
     Balanced Allocation         2016    16,822,895    12.63 - 13.71     224,761,044
     Sub-Account                 2015    17,709,534    11.98 - 12.89     223,038,172
                                 2014    19,698,968    12.34 - 13.15     253,918,639
                                 2013    20,252,050    11.90 - 12.56     250,188,184

  BHFTI American Funds Growth    2017    17,173,034    15.03 - 16.64     277,986,780
     Allocation Sub-Account      2016    18,323,581    12.68 - 13.90     248,344,539
                                 2015    19,442,122    11.92 - 12.92     245,750,884
                                 2014    20,467,140    12.29 - 13.19     264,823,495
                                 2013    20,846,163    11.83 - 12.56     257,567,705

  BHFTI American Funds Growth    2017     1,803,557    17.79 - 19.69      34,515,126
     Sub-Account                 2016     2,028,328    14.24 - 15.60      30,849,664
                                 2015     2,207,865    13.36 - 14.48      31,283,615
                                 2014     2,298,588    12.84 - 13.78      31,030,886
                                 2013     2,337,771    12.15 - 12.90      29,652,918

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  American Funds Global          2017      0.63         0.75 - 1.90        29.00 - 30.49
     Growth Sub-Account          2016      0.91         0.75 - 1.90      (1.27) - (0.13)
                                 2015      0.98         0.75 - 1.90          4.92 - 6.14
                                 2014      1.15         0.75 - 1.90          0.39 - 1.55
                                 2013      1.23         0.75 - 1.90        26.75 - 28.21

  American Funds Global Small    2017      0.43         0.75 - 1.90        23.53 - 24.96
     Capitalization Sub-Account  2016      0.25         0.75 - 1.90          0.18 - 1.34
                                 2015        --         0.75 - 1.90      (1.62) - (0.48)
                                 2014      0.12         0.75 - 1.90          0.20 - 1.36
                                 2013      0.87         0.75 - 1.90        25.87 - 27.32

  American Funds Growth          2017      0.49         0.75 - 1.90        25.89 - 27.34
     Sub-Account                 2016      0.76         0.75 - 1.90          7.43 - 8.67
                                 2015      0.58         0.75 - 1.90          4.85 - 6.06
                                 2014      0.78         0.75 - 1.90          6.47 - 7.70
                                 2013      0.92         0.75 - 1.90        27.65 - 29.13

  BHFTI AB Global Dynamic        2017      1.47         0.75 - 2.10        11.26 - 12.77
     Allocation Sub-Account      2016      1.58         0.75 - 2.10          1.44 - 2.82
                                 2015      3.29         0.75 - 2.10      (1.51) - (0.17)
                                 2014      1.82         0.75 - 2.10          5.12 - 6.55
                                 2013      1.26         0.75 - 2.10         8.84 - 10.32

  BHFTI Allianz Global           2017      1.52         0.75 - 1.80        13.43 - 14.63
     Investors Dynamic           2016      0.05         0.75 - 1.80          0.18 - 1.23
     Multi-Asset Plus            2015      1.57         0.75 - 1.75      (2.70) - (1.72)
     Sub-Account                 2014      0.71         0.75 - 1.90          4.02 - 4.83
     (Commenced 4/28/2014)

  BHFTI American Funds           2017      1.47         1.30 - 2.25        14.26 - 15.35
     Balanced Allocation         2016      1.62         1.30 - 2.25          5.41 - 6.42
     Sub-Account                 2015      1.41         1.30 - 2.25      (2.91) - (1.99)
                                 2014      1.27         1.30 - 2.25          3.69 - 4.68
                                 2013      1.38         1.30 - 2.25        15.90 - 17.00

  BHFTI American Funds Growth    2017      1.25         1.30 - 2.35        18.54 - 19.78
     Allocation Sub-Account      2016      1.29         1.30 - 2.35          6.43 - 7.55
                                 2015      1.31         1.30 - 2.35      (3.06) - (2.04)
                                 2014      1.02         1.30 - 2.35          3.92 - 5.01
                                 2013      1.03         1.30 - 2.35        22.20 - 23.49

  BHFTI American Funds Growth    2017      0.40         1.30 - 2.35        24.94 - 26.25
     Sub-Account                 2016      0.29         1.30 - 2.35          6.57 - 7.69
                                 2015      0.85         1.30 - 2.35          4.02 - 5.12
                                 2014      0.55         1.30 - 2.35          5.67 - 6.79
                                 2013      0.44         1.30 - 2.35        26.77 - 28.11

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI American Funds           2017     7,726,991    13.65 - 14.89     111,985,572
     Moderate Allocation         2016     8,284,233    12.35 - 13.36     107,998,955
     Sub-Account                 2015     8,704,425    11.80 - 12.64     107,696,619
                                 2014     9,534,377    12.15 - 12.90     120,682,614
                                 2013     9,940,708    11.71 - 12.32     120,520,419

  BHFTI AQR Global Risk          2017       792,383    10.43 - 12.24       9,284,950
     Balanced Sub-Account        2016       917,246    10.34 - 11.23       9,918,414
                                 2015     1,002,811     9.70 - 10.38      10,103,496
                                 2014     1,180,403    10.96 - 11.57      13,331,418
                                 2013     1,320,863    10.78 - 11.21      14,540,600

  BHFTI BlackRock Global         2017     4,379,971    12.65 - 13.85      59,214,138
     Tactical Strategies         2016     4,759,942    11.37 - 12.31      57,468,349
     Sub-Account                 2015     5,126,239    11.10 - 11.88      59,888,787
                                 2014     5,433,425    11.36 - 11.98      64,277,237
                                 2013     5,138,582    10.96 - 11.40      58,089,937

  BHFTI BlackRock High Yield     2017       489,543    25.20 - 34.33      14,586,572
     Sub-Account                 2016       512,162    23.90 - 32.10      14,337,055
                                 2015       577,469    21.44 - 28.38      14,342,425
                                 2014       609,988    22.84 - 29.80      16,004,507
                                 2013       669,873    22.60 - 29.06      17,263,570

  BHFTI Brighthouse Asset        2017     8,128,487    17.43 - 22.52     164,891,503
     Allocation 100 Sub-Account  2016     9,231,635    14.38 - 18.46     154,829,188
                                 2015    10,516,473    13.38 - 17.07     164,241,529
                                 2014    11,741,945    13.85 - 17.55     190,098,691
                                 2013    13,877,565    13.36 - 16.82     217,076,586

  BHFTI Brighthouse Balanced     2017     8,777,727    14.12 - 15.72     135,770,059
     Plus Sub-Account            2016     9,440,519    12.22 - 13.38     124,545,194
                                 2015     9,868,677    11.54 - 12.44     121,397,195
                                 2014    10,108,081    12.39 - 13.07     130,987,679
                                 2013     9,766,619    11.55 - 12.01     116,669,137

  BHFTI Brighthouse Small Cap    2017     1,499,550    28.09 - 36.85      46,628,169
     Value Sub-Account           2016     1,703,914    25.74 - 33.37      48,205,759
                                 2015     1,932,375    20.08 - 25.72      42,344,849
                                 2014     2,229,469    21.73 - 27.52      52,562,409
                                 2013     2,514,889    21.87 - 27.37      59,255,307

  BHFTI Brighthouse/Aberdeen     2017     3,578,533    10.80 - 21.87      44,628,773
     Emerging Markets Equity     2016     3,939,504     8.62 - 17.24      38,793,731
     Sub-Account                 2015     4,322,870     7.91 - 15.64      38,672,360
                                 2014     4,494,197     9.40 - 18.37      47,209,408
                                 2013     5,244,853    10.29 - 19.86      59,292,583

  BHFTI Brighthouse/Eaton        2017       285,317    11.09 - 12.02       3,316,226
     Vance Floating Rate         2016       302,346    10.95 - 11.74       3,446,358
     Sub-Account                 2015       325,945    10.26 - 10.89       3,469,835
                                 2014       375,721    10.59 - 11.12       4,103,881
                                 2013       442,672    10.76 - 11.18       4,880,212



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI American Funds           2017      1.76          1.30 - 2.20        10.51 - 11.51
     Moderate Allocation         2016      1.91          1.30 - 2.20          4.68 - 5.63
     Sub-Account                 2015      1.48          1.30 - 2.20      (2.89) - (2.01)
                                 2014      1.45          1.30 - 2.20          3.79 - 4.72
                                 2013      1.67          1.30 - 2.20        11.05 - 12.05

  BHFTI AQR Global Risk          2017      1.73          0.75 - 2.20          7.42 - 8.98
     Balanced Sub-Account        2016        --          0.75 - 2.20          6.59 - 8.15
                                 2015      5.65          0.75 - 2.20    (11.54) - (10.25)
                                 2014        --          0.75 - 2.20          1.73 - 3.22
                                 2013      2.19          0.75 - 2.20      (5.49) - (4.11)

  BHFTI BlackRock Global         2017      0.67          0.75 - 2.10        10.96 - 12.46
     Tactical Strategies         2016      1.46          0.75 - 2.15          2.21 - 3.65
     Sub-Account                 2015      1.55          0.75 - 2.20      (2.28) - (0.85)
                                 2014      1.09          0.75 - 2.20          3.61 - 5.12
                                 2013      1.30          0.75 - 2.20          7.91 - 9.48

  BHFTI BlackRock High Yield     2017      5.49          0.75 - 2.20          5.42 - 6.96
     Sub-Account                 2016      6.53          0.75 - 2.20        11.50 - 13.13
                                 2015      7.94          0.75 - 2.20      (6.14) - (4.76)
                                 2014      5.93          0.75 - 2.20          1.05 - 2.52
                                 2013      6.41          0.75 - 2.20          6.95 - 8.52

  BHFTI Brighthouse Asset        2017      1.23          0.75 - 2.35        20.09 - 22.02
     Allocation 100 Sub-Account  2016      2.27          0.75 - 2.35          6.45 - 8.16
                                 2015      1.30          0.75 - 2.35      (4.28) - (2.74)
                                 2014      0.73          0.75 - 2.35          2.65 - 4.30
                                 2013      0.76          0.75 - 2.35        26.50 - 28.54

  BHFTI Brighthouse Balanced     2017      1.54          0.75 - 2.35        15.59 - 17.45
     Plus Sub-Account            2016      2.85          0.75 - 2.35          5.85 - 7.56
                                 2015      2.11          0.75 - 2.35      (6.32) - (4.80)
                                 2014      1.75          0.75 - 2.20          7.26 - 8.83
                                 2013      1.17          0.75 - 2.20        11.87 - 13.51

  BHFTI Brighthouse Small Cap    2017      0.91          1.30 - 2.35         9.11 - 10.54
     Value Sub-Account           2016      1.07          1.30 - 2.35        28.21 - 29.86
                                 2015      0.10          1.30 - 2.35      (7.61) - (6.43)
                                 2014      0.05          1.30 - 2.35        (0.65) - 0.55
                                 2013      0.96          1.30 - 2.35        29.37 - 30.97

  BHFTI Brighthouse/Aberdeen     2017      1.10          0.75 - 2.35        25.36 - 27.37
     Emerging Markets Equity     2016      0.99          0.75 - 2.35         8.91 - 10.67
     Sub-Account                 2015      1.84          0.75 - 2.35    (15.82) - (14.46)
                                 2014      0.85          0.75 - 2.35      (8.69) - (7.22)
                                 2013      1.08          0.75 - 2.35      (7.19) - (5.69)

  BHFTI Brighthouse/Eaton        2017      3.73          1.30 - 2.35          1.28 - 2.34
     Vance Floating Rate         2016      3.98          1.30 - 2.35          6.73 - 7.86
     Sub-Account                 2015      3.55          1.30 - 2.35      (3.14) - (2.12)
                                 2014      3.36          1.30 - 2.35      (1.60) - (0.57)
                                 2013      3.46          1.30 - 2.35          1.42 - 2.50



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------  ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO           NET         INCOME          LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                      ------------  ---------------  -------------  -------------  ----------------  ---------------
  BHFTI Brighthouse/Franklin    2017     3,052,302     9.44 - 10.40     30,979,269      1.42         0.75 - 2.20       (0.87) - 0.58
     Low Duration Total Return  2016     2,993,090     9.52 - 10.34     30,300,971      2.95         0.75 - 2.20         0.89 - 2.36
     Sub-Account                2015     3,199,892     9.43 - 10.10     31,741,708      3.03         0.75 - 2.20     (2.79) - (1.36)
                                2014     3,042,569     9.70 - 10.24     30,718,840      2.11         0.75 - 2.20       (1.14) - 0.30
                                2013     2,753,599     9.82 - 10.21     27,817,040      1.37         0.75 - 2.20       (1.04) - 0.40

  BHFTI Brighthouse/Templeton   2017       360,230    12.04 - 13.19      4,678,664        --         0.75 - 1.80     (1.64) - (0.61)
     International Bond         2016       361,455    12.24 - 13.27      4,730,866        --         0.75 - 1.80       (0.92) - 0.12
     Sub-Account                2015       363,028    12.36 - 13.25      4,753,496      8.12         0.75 - 1.80     (5.87) - (4.88)
                                2014       375,394    13.13 - 13.93      5,173,631      4.55         0.75 - 1.80       (0.66) - 0.38
                                2013       406,707    13.21 - 13.88      5,578,711      1.99         0.75 - 1.80       (0.77) - 0.28

  BHFTI                         2017       400,456    18.34 - 23.03      8,998,929      0.87         0.75 - 1.90       19.56 - 20.93
     Brighthouse/Wellington     2016       421,113    15.34 - 19.04      7,818,355      2.21         0.75 - 1.90         6.15 - 7.38
     Large Cap Research         2015       440,038    14.45 - 17.73      7,612,595      0.73         0.75 - 1.90         2.45 - 3.63
     Sub-Account                2014       469,413    14.11 - 17.11      7,846,047      0.72         0.75 - 1.90       11.28 - 12.57
                                2013       529,861    12.68 - 15.20      7,879,461      1.19         0.75 - 1.90       31.65 - 33.17

  BHFTI Clarion Global Real     2017     1,568,111    17.69 - 29.86     31,612,221      3.48         0.75 - 2.25         8.29 - 9.92
     Estate Sub-Account         2016     1,688,991    16.34 - 27.28     31,167,299      2.10         0.75 - 2.25       (1.37) - 0.12
                                2015     1,794,608    16.56 - 27.35     33,355,379      3.85         0.75 - 2.25     (3.60) - (2.14)
                                2014     2,046,417    17.18 - 28.08     39,064,246      1.61         0.75 - 2.25       10.75 - 12.42
                                2013     2,239,020    15.36 - 25.05     38,352,561      6.92         0.75 - 2.35         1.14 - 2.77

  BHFTI ClearBridge             2017     5,163,312    14.16 - 24.08     87,171,564      0.74         0.75 - 2.35       15.67 - 17.53
     Aggressive Growth          2016     5,827,981    12.13 - 20.57     84,280,301      0.42         0.75 - 2.35         0.30 - 1.91
     Sub-Account                2015     6,631,372    11.98 - 20.25     94,887,012      0.23         0.75 - 2.35     (6.27) - (4.75)
                                2014     7,869,613    12.66 - 21.35    118,710,076      0.14         0.75 - 2.35       16.13 - 18.00
                                2013     7,836,411    10.80 - 18.18    101,728,824      0.25         0.75 - 2.35       42.22 - 44.51

  BHFTI Harris Oakmark          2017     2,145,220    28.88 - 33.69     67,387,589      1.62         1.30 - 2.35       27.41 - 28.75
     International Sub-Account  2016     2,406,649    22.67 - 26.17     59,096,362      2.13         1.30 - 2.35         5.67 - 6.78
                                2015     2,612,481    21.44 - 24.51     60,470,847      3.10         1.30 - 2.35     (6.74) - (5.76)
                                2014     2,546,821    22.97 - 26.00     63,128,946      2.40         1.30 - 2.35     (7.98) - (7.01)
                                2013     2,725,021    24.93 - 27.96     72,879,342      2.48         1.30 - 2.35       27.46 - 28.80

  BHFTI Invesco Balanced-Risk   2017    13,074,325      1.19 - 1.28     16,201,139      3.78         0.75 - 2.15         7.67 - 9.18
     Allocation Sub-Account     2016    13,924,976      1.10 - 1.18     15,907,275      0.15         0.75 - 2.20        9.29 - 10.88
                                2015    14,933,512      1.01 - 1.06     15,481,955      2.82         0.75 - 2.20     (6.29) - (4.92)
                                2014    16,687,571      1.07 - 1.12     18,299,573        --         0.75 - 2.20         3.28 - 4.79
                                2013    18,674,457      1.04 - 1.06     19,667,126        --         0.75 - 2.20       (0.36) - 1.10

  BHFTI Invesco Comstock        2017     5,381,438    18.60 - 22.79    117,901,387      2.25         0.75 - 2.35       15.29 - 17.14
     Sub-Account                2016     6,085,911    16.14 - 19.45    114,185,355      2.53         0.75 - 2.35       14.57 - 16.42
                                2015     6,794,241    14.08 - 16.71    109,742,916      2.86         0.75 - 2.35     (8.16) - (6.67)
                                2014     7,316,140    15.33 - 17.90    126,997,201      0.94         0.75 - 2.35         6.77 - 8.50
                                2013     8,126,377    14.36 - 16.50    130,402,734      1.08         0.75 - 2.35       32.25 - 34.38

  BHFTI Invesco Small Cap       2017     1,576,249    20.59 - 35.54     51,217,035        --         1.30 - 2.35       22.43 - 23.87
     Growth Sub-Account         2016     1,791,853    16.62 - 28.72     47,404,585        --         1.30 - 2.35        8.85 - 10.17
                                2015     2,013,774    15.09 - 26.11     48,601,568      0.01         1.30 - 2.35     (3.99) - (2.79)
                                2014     2,146,901    15.52 - 26.91     53,534,493        --         1.30 - 2.35         5.40 - 6.68
                                2013     2,535,916    14.55 - 25.27     59,587,334      0.24         1.30 - 2.35       36.92 - 38.58



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                                UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  BHFTI JPMorgan Core Bond           2017     1,387,089     10.38 - 11.38      15,316,767
     Sub-Account                     2016     1,192,318     10.27 - 11.16      12,983,344
                                     2015     1,289,783     10.28 - 11.06      13,976,305
                                     2014     1,276,456     10.46 - 11.15      13,974,606
                                     2013     1,182,573     10.18 - 10.75      12,506,234

  BHFTI JPMorgan Global              2017    11,548,791       1.35 - 1.46      16,459,301
     Active Allocation               2016    11,950,928       1.18 - 1.26      14,777,253
     Sub-Account                     2015    11,943,206       1.17 - 1.24      14,519,235
                                     2014    10,177,694       1.19 - 1.23      12,428,836
                                     2013     9,103,629       1.13 - 1.16      10,517,817

  BHFTI JPMorgan Small Cap           2017       369,732     22.39 - 25.90       9,403,867
     Value Sub-Account               2016       370,317     22.09 - 25.26       9,191,747
                                     2015       405,607     17.25 - 19.50       7,786,967
                                     2014       445,880     18.99 - 21.23       9,322,634
                                     2013       471,677     18.55 - 20.49       9,530,735

  BHFTI Loomis Sayles Global         2017       624,052     19.27 - 21.79      13,060,560
     Markets Sub-Account             2016       651,629     16.04 - 17.95      11,273,406
                                     2015       792,857     15.68 - 17.35      13,296,474
                                     2014       864,355     15.85 - 17.37      14,577,450
                                     2013       919,133     15.69 - 17.00      15,197,549

  BHFTI MetLife Multi-Index          2017     6,436,270      1.35 - 14.37      12,362,576
     Targeted Risk Sub-Account       2016     2,797,436      1.19 - 12.53       5,881,726
     (Commenced 11/12/2012           2015     3,142,871      1.16 - 12.10       5,960,197
     and began transactions          2014       632,711      1.20 - 12.34       1,705,989
     in 2013)                        2013       323,641      1.12 - 11.22         377,861

  BHFTI MFS Research                 2017     5,405,160     16.51 - 29.81     110,320,331
     International Sub-Account       2016     6,134,222     13.17 - 23.39      98,661,995
                                     2015     6,494,721     13.59 - 23.75     106,874,590
                                     2014     7,049,593     14.15 - 24.32     119,840,057
                                     2013     7,613,604     15.55 - 26.30     141,100,546

  BHFTI Morgan Stanley Mid           2017     2,510,513     20.10 - 25.03      58,318,150
     Cap Growth Sub-Account          2016     2,899,820     14.64 - 17.99      48,634,370
                                     2015     3,072,912     16.30 - 19.77      56,830,754
                                     2014     3,399,968     17.49 - 20.95      66,846,250
                                     2013     3,870,199     17.65 - 20.86      76,130,580

  BHFTI Oppenheimer Global           2017     2,006,511      1.62 - 39.81      47,850,909
     Equity Sub-Account              2016     2,375,953      1.20 - 29.34      41,464,839
                                     2015     2,485,407      1.21 - 29.49      44,037,305
                                     2014     2,653,328      1.18 - 28.59      47,270,650
                                     2013     2,701,413      1.16 - 28.20      51,152,278

  BHFTI PanAgora Global              2017       980,593       1.14 - 1.20       1,152,304
     Diversified Risk Sub-Account    2016     1,024,246       1.04 - 1.08       1,083,292
     (Commenced 4/28/2014)           2015        83,104       0.96 - 0.98          79,969
                                     2014        88,081       1.03 - 1.04          91,098



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI JPMorgan Core Bond           2017      2.40         1.30 - 2.25          1.02 - 1.98
     Sub-Account                     2016      2.70         1.30 - 2.25        (0.04) - 0.91
                                     2015      2.32         1.30 - 2.25      (1.75) - (0.81)
                                     2014      1.41         1.30 - 2.25          2.75 - 3.73
                                     2013      0.28         1.30 - 2.25      (4.95) - (4.05)

  BHFTI JPMorgan Global              2017      2.56         0.75 - 2.15        14.18 - 15.79
     Active Allocation               2016      2.12         0.75 - 2.15          0.71 - 2.13
     Sub-Account                     2015      2.72         0.75 - 2.15        (1.25) - 0.14
                                     2014      1.09         0.75 - 2.15          4.70 - 6.18
                                     2013      0.09         0.75 - 2.20         8.57 - 10.16

  BHFTI JPMorgan Small Cap           2017      1.17         0.75 - 1.90          1.37 - 2.54
     Value Sub-Account               2016      1.60         0.75 - 1.90        28.05 - 29.53
                                     2015      1.13         0.75 - 1.90      (9.18) - (8.12)
                                     2014      0.88         0.75 - 1.90          2.41 - 3.59
                                     2013      0.49         0.75 - 1.90        30.40 - 31.91

  BHFTI Loomis Sayles Global         2017      1.35         1.30 - 2.35        20.12 - 21.39
     Markets Sub-Account             2016      1.77         1.30 - 2.35          2.34 - 3.42
                                     2015      1.57         1.30 - 2.35      (1.12) - (0.08)
                                     2014      2.02         1.30 - 2.35          1.06 - 2.13
                                     2013      2.37         1.30 - 2.35        14.41 - 15.62

  BHFTI MetLife Multi-Index          2017      1.71         0.75 - 2.20        13.04 - 14.68
     Targeted Risk Sub-Account       2016      1.20         0.75 - 2.20          2.09 - 3.58
     (Commenced 11/12/2012           2015      1.20         0.75 - 2.10      (3.26) - (1.95)
     and began transactions          2014        --         0.75 - 2.10          6.99 - 8.44
     in 2013)                        2013      0.40         0.75 - 1.95         4.18 - 12.10

  BHFTI MFS Research                 2017      1.79         0.75 - 2.25        25.31 - 27.42
     International Sub-Account       2016      2.05         0.75 - 2.25      (3.08) - (1.51)
                                     2015      2.77         0.75 - 2.25      (3.96) - (2.33)
                                     2014      2.28         0.75 - 2.25      (9.02) - (7.52)
                                     2013      2.60         0.75 - 2.35        16.49 - 18.57

  BHFTI Morgan Stanley Mid           2017      0.16         0.75 - 1.90        37.29 - 39.17
     Cap Growth Sub-Account          2016        --         0.75 - 1.90     (10.18) - (9.05)
                                     2015        --         0.75 - 1.90      (6.81) - (5.59)
                                     2014      0.01         0.75 - 1.90        (0.89) - 0.43
                                     2013      0.65         0.75 - 1.90        36.41 - 38.12

  BHFTI Oppenheimer Global           2017      0.90         0.75 - 1.90        34.17 - 35.72
     Equity Sub-Account              2016      0.92         0.75 - 1.90      (1.66) - (0.52)
                                     2015      0.94         0.75 - 1.90          1.98 - 3.29
                                     2014      0.83         0.75 - 1.90          0.22 - 1.54
                                     2013      1.02         0.75 - 1.90        15.71 - 26.16

  BHFTI PanAgora Global              2017        --         0.75 - 2.15        10.21 - 11.76
     Diversified Risk Sub-Account    2016      4.77         0.75 - 2.15         8.76 - 10.29
     (Commenced 4/28/2014)           2015      0.51         0.75 - 1.70      (7.07) - (6.18)
                                     2014      0.42         0.75 - 1.70          3.37 - 4.04



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI PIMCO Inflation          2017     5,338,606    12.95 - 16.37      81,095,258
     Protected Bond Sub-Account  2016     5,428,636    12.81 - 15.94      80,538,491
                                 2015     5,839,782    12.49 - 15.30      83,573,880
                                 2014     6,336,733    13.20 - 15.91      94,603,086
                                 2013     7,016,914    13.13 - 15.58     102,943,846

  BHFTI PIMCO Total Return       2017    20,037,478    15.96 - 21.02     382,857,957
     Sub-Account                 2016    20,696,610    15.62 - 20.23     382,284,408
                                 2015    22,440,680    15.57 - 19.84     408,353,492
                                 2014    24,952,895    15.92 - 19.95     459,097,636
                                 2013    28,505,547    15.63 - 19.26     508,804,270

  BHFTI Pyramis Government       2017       491,590    10.37 - 11.42       5,512,386
     Income Sub-Account          2016       523,252    10.33 - 11.21       5,762,899
                                 2015       467,757    10.42 - 11.15       5,156,568
                                 2014       451,201    10.71 - 11.19       5,010,596
                                 2013       438,370    10.11 - 10.48       4,570,971

  BHFTI Schroders Global         2017       417,896    12.80 - 13.70       5,579,598
     Multi-Asset II Sub-Account  2016       631,373    11.23 - 11.85       7,288,771
     (Commenced 4/29/2013)       2015       693,897    10.98 - 11.42       7,766,896
                                 2014       515,673    11.36 - 11.65       5,915,908
                                 2013       331,304    10.69 - 10.80       3,558,035

  BHFTI Schroders Global         2017     5,547,511      1.35 - 1.47       7,863,375
     Multi-Asset Sub-Account     2016     5,999,349      1.21 - 1.29       7,548,570
                                 2015     6,949,271      1.17 - 1.23       8,392,160
                                 2014     7,987,625      1.21 - 1.25       9,869,799
                                 2013     8,352,078      1.14 - 1.17       9,704,669

  BHFTI SSGA Growth and          2017     7,942,940    15.72 - 18.78     141,674,574
     Income ETF Sub-Account      2016     8,781,559    13.87 - 16.33     136,702,524
                                 2015     9,555,148    13.41 - 15.56     142,277,778
                                 2014    10,537,079    13.98 - 15.99     161,695,055
                                 2013    11,486,433    13.50 - 15.22     168,487,815

  BHFTI SSGA Growth ETF          2017     2,709,188    16.20 - 19.35      48,040,197
     Sub-Account                 2016     3,010,392    13.84 - 16.29      45,313,708
                                 2015     3,298,669    13.24 - 15.36      47,115,565
                                 2014     3,836,551    13.85 - 15.84      56,855,881
                                 2013     4,117,987    13.44 - 15.14      58,808,947

  BHFTI T. Rowe Price Large      2017     5,396,442   32.00 - 121.01     551,711,580
     Cap Value Sub-Account       2016     6,154,931   27.52 - 104.07     544,732,180
                                 2015     6,924,886    23.89 - 90.32     535,758,843
                                 2014     7,848,070    24.91 - 94.21     637,621,963
                                 2013     9,112,590    22.13 - 83.67     661,694,916

  BHFTI T. Rowe Price Mid Cap    2017     3,555,842    20.12 - 25.21      80,121,936
     Growth Sub-Account          2016     3,917,608    16.49 - 20.38      71,915,683
                                 2015     4,314,401    15.88 - 19.35      75,659,023
                                 2014     4,901,860    15.22 - 18.30      81,905,190
                                 2013     5,748,937    13.81 - 16.36      86,470,627



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTI PIMCO Inflation          2017      1.56         0.75 - 2.35          1.07 - 2.70
     Protected Bond Sub-Account  2016        --         0.75 - 2.35          2.55 - 4.20
                                 2015      4.93         0.75 - 2.35      (5.36) - (3.83)
                                 2014      1.54         0.75 - 2.35          0.50 - 2.12
                                 2013      2.16         0.75 - 2.35     (11.38) - (9.95)

  BHFTI PIMCO Total Return       2017      1.76         0.75 - 2.35          2.08 - 3.89
     Sub-Account                 2016      2.57         0.75 - 2.35          0.23 - 1.98
                                 2015      5.31         0.75 - 2.35      (2.32) - (0.57)
                                 2014      2.36         0.75 - 2.35          1.77 - 3.61
                                 2013      4.27         0.75 - 2.35      (4.19) - (2.55)

  BHFTI Pyramis Government       2017      2.17         0.75 - 2.20          0.37 - 1.84
     Income Sub-Account          2016      2.00         0.75 - 2.20        (0.89) - 0.56
                                 2015      2.21         0.75 - 2.20      (1.76) - (0.32)
                                 2014      2.52         0.75 - 1.95          5.48 - 6.75
                                 2013      1.54         0.75 - 2.10      (6.50) - (5.23)

  BHFTI Schroders Global         2017      0.93         0.75 - 2.20        13.94 - 15.60
     Multi-Asset II Sub-Account  2016      0.74         0.75 - 2.20          2.29 - 3.78
     (Commenced 4/29/2013)       2015      0.75         0.75 - 2.20      (3.40) - (1.99)
                                 2014        --         0.75 - 2.20          6.28 - 7.83
                                 2013      1.43         0.75 - 2.20          4.69 - 5.72

  BHFTI Schroders Global         2017      0.80         0.75 - 2.20        11.82 - 13.44
     Multi-Asset Sub-Account     2016      1.42         0.75 - 2.20          3.35 - 4.86
                                 2015      1.03         0.75 - 2.20      (3.04) - (1.62)
                                 2014      1.29         0.75 - 2.20          5.39 - 6.93
                                 2013      0.01         0.75 - 2.20          7.72 - 9.29

  BHFTI SSGA Growth and          2017      2.42         0.75 - 2.20        13.35 - 15.00
     Income ETF Sub-Account      2016      2.36         0.75 - 2.20          3.48 - 4.99
                                 2015      2.30         0.75 - 2.20      (4.10) - (2.70)
                                 2014      2.26         0.75 - 2.20          3.51 - 5.02
                                 2013      2.51         0.75 - 2.20        10.47 - 12.09

  BHFTI SSGA Growth ETF          2017      2.11         0.75 - 2.20        17.04 - 18.74
     Sub-Account                 2016      2.16         0.75 - 2.20          4.55 - 6.08
                                 2015      2.01         0.75 - 2.20      (4.44) - (3.04)
                                 2014      1.88         0.75 - 2.20          3.09 - 4.59
                                 2013      2.05         0.75 - 2.20        15.50 - 17.19

  BHFTI T. Rowe Price Large      2017      2.09         0.75 - 2.35        14.24 - 16.28
     Cap Value Sub-Account       2016      2.87         0.75 - 2.35        13.25 - 15.22
                                 2015      1.59         0.75 - 2.35      (5.83) - (4.13)
                                 2014      1.42         0.75 - 2.35        10.65 - 12.60
                                 2013      1.63         0.75 - 2.35        30.67 - 32.96

  BHFTI T. Rowe Price Mid Cap    2017        --         0.85 - 2.35        21.85 - 23.69
     Growth Sub-Account          2016        --         0.85 - 2.35          3.75 - 5.32
                                 2015        --         0.85 - 2.35          4.20 - 5.77
                                 2014        --         0.85 - 2.35        10.16 - 11.82
                                 2013      0.23         0.85 - 2.35        33.41 - 35.42



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTI Victory Sycamore Mid    2017     3,671,304    35.86 - 48.18    162,408,333
     Cap Value Sub-Account      2016     4,094,702    33.48 - 44.34    167,288,439
                                2015     4,441,107    29.63 - 38.68    159,124,999
                                2014     4,980,428    33.28 - 42.81    198,152,216
                                2013     5,724,070    31.03 - 39.34    210,304,023

  BHFTI Wells Capital           2017       625,533    23.42 - 27.03     15,947,251
     Management Mid Cap Value   2016       680,872    21.64 - 24.72     15,941,919
     Sub-Account                2015       722,802    19.57 - 22.12     15,223,734
                                2014       808,735    22.05 - 24.66     19,070,600
                                2013       926,551    19.93 - 22.07     19,638,139

  BHFTII Baillie Gifford        2017     1,019,937    11.61 - 21.32     16,546,578
     International Stock        2016     1,223,325     8.81 - 15.94     14,917,094
     Sub-Account                2015     1,337,151     8.59 - 15.30     15,812,446
                                2014     1,494,334     8.99 - 15.78     18,395,360
                                2013     1,512,891     9.52 - 16.46     19,482,882

  BHFTII BlackRock Bond         2017     1,331,858    52.18 - 77.47     96,014,059
     Income Sub-Account         2016     1,339,462    51.21 - 75.15     93,361,485
                                2015     1,351,726    50.73 - 73.61     93,001,734
                                2014     1,410,212    51.53 - 73.91     97,653,432
                                2013     1,437,795    49.17 - 69.72     93,928,276

  BHFTII BlackRock Capital      2017     1,282,351     2.64 - 75.17     11,555,941
     Appreciation Sub-Account   2016     1,443,013     2.00 - 56.55      9,658,400
                                2015     1,769,864     2.02 - 56.92     10,853,029
                                2014     1,975,533     1.93 - 53.96     10,873,841
                                2013     2,475,614     1.80 - 49.93     11,748,732

  BHFTII BlackRock              2017     5,800,845     8.40 - 10.78     54,680,002
     Ultra-Short Term Bond      2016     6,971,036     8.54 - 10.80     66,180,659
     Sub-Account                2015     7,501,150     8.73 - 10.87     72,197,981
                                2014     8,144,077     8.92 - 10.95     79,776,703
                                2013     9,792,353     9.13 - 11.03     97,827,704

  BHFTII Brighthouse Asset      2017     1,167,711    13.76 - 16.53     17,869,495
     Allocation 20 Sub-Account  2016       967,598    13.15 - 15.58     13,943,996
     (Commenced 4/28/2014)      2015       717,455    12.86 - 15.02      9,970,866
                                2014       459,058    13.22 - 15.22      6,509,122

  BHFTII Brighthouse Asset      2017    61,035,350    14.53 - 17.94  1,025,469,677
     Allocation 40 Sub-Account  2016    68,430,242    13.44 - 16.33  1,052,085,077
     (Commenced 4/28/2014)      2015    75,171,316    12.97 - 15.51  1,102,776,836
                                2014    84,501,252    13.43 - 15.80  1,268,860,895

  BHFTII Brighthouse Asset      2017   128,955,524    15.88 - 20.11  2,422,932,121
     Allocation 60 Sub-Account  2016   141,782,418    14.04 - 17.66  2,346,890,764
     (Commenced 4/28/2014)      2015   155,063,013    13.29 - 16.61  2,423,700,431
                                2014   168,298,033    13.65 - 16.95  2,696,470,979

  BHFTII Brighthouse Asset      2017    84,293,005    16.77 - 21.77  1,624,574,554
     Allocation 80 Sub-Account  2016    94,037,132    14.27 - 18.40  1,542,949,172
     (Commenced 4/28/2014)      2015   102,900,180    13.38 - 17.15  1,583,646,939
                                2014   113,396,391    13.81 - 17.57  1,801,099,928

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Victory Sycamore Mid    2017      0.95         0.75 - 2.20           7.10 - 8.85
     Cap Value Sub-Account      2016      0.67         0.75 - 2.20         12.99 - 14.80
                                2015      0.50         0.75 - 2.20      (10.96) - (9.53)
                                2014      0.52         0.75 - 2.20           7.26 - 9.03
                                2013      0.77         0.75 - 2.20         27.47 - 29.52

  BHFTI Wells Capital           2017      1.06         1.30 - 2.35           8.22 - 9.36
     Management Mid Cap Value   2016      0.84         1.30 - 2.35         10.55 - 11.72
     Sub-Account                2015      0.65         1.30 - 2.35     (11.23) - (10.29)
                                2014      0.55         1.30 - 2.35         10.60 - 11.77
                                2013      0.90         1.30 - 2.35         29.57 - 30.94

  BHFTII Baillie Gifford        2017      1.00         0.85 - 2.35         31.77 - 33.75
     International Stock        2016      1.40         0.85 - 2.35           2.61 - 4.16
     Sub-Account                2015      1.45         0.85 - 2.35       (4.44) - (3.00)
                                2014      1.24         0.85 - 2.35       (5.59) - (4.16)
                                2013      0.52         0.85 - 2.35          9.60 - 14.16

  BHFTII BlackRock Bond         2017      2.93         0.75 - 1.90           1.90 - 3.07
     Income Sub-Account         2016      3.02         0.75 - 1.90           0.93 - 2.10
                                2015      3.68         0.75 - 1.90       (1.55) - (0.41)
                                2014      3.26         0.75 - 1.90           4.80 - 6.01
                                2013      3.75         0.75 - 1.90       (2.87) - (1.75)

  BHFTII BlackRock Capital      2017      0.10         0.75 - 1.90         31.42 - 32.93
     Appreciation Sub-Account   2016        --         0.75 - 1.90       (1.80) - (0.66)
                                2015        --         0.75 - 1.90           4.28 - 5.48
                                2014      0.06         0.75 - 1.90           6.85 - 8.08
                                2013      0.84         0.75 - 1.90         31.69 - 33.22

  BHFTII BlackRock              2017      0.09         0.75 - 2.35       (1.70) - (0.12)
     Ultra-Short Term Bond      2016        --         0.75 - 2.35       (2.21) - (0.50)
     Sub-Account                2015        --         0.75 - 2.35       (2.32) - (0.75)
                                2014        --         0.75 - 2.35       (2.32) - (0.75)
                                2013        --         0.75 - 2.35       (2.32) - (0.75)

  BHFTII Brighthouse Asset      2017      2.10         0.75 - 2.20           4.61 - 6.14
     Allocation 20 Sub-Account  2016      3.56         0.75 - 2.20           2.26 - 3.75
     (Commenced 4/28/2014)      2015      2.27         0.75 - 2.20       (2.75) - (1.33)
                                2014        --         0.75 - 2.20           1.43 - 2.43

  BHFTII Brighthouse Asset      2017      1.97         0.75 - 2.35           8.08 - 9.82
     Allocation 40 Sub-Account  2016      3.55         0.75 - 2.35           3.62 - 5.29
     (Commenced 4/28/2014)      2015      0.27         0.75 - 2.35       (3.37) - (1.81)
                                2014        --         0.75 - 2.35           2.14 - 3.25

  BHFTII Brighthouse Asset      2017      1.72         0.75 - 2.35         12.07 - 13.88
     Allocation 60 Sub-Account  2016      3.15         0.75 - 2.35           4.62 - 6.30
     (Commenced 4/28/2014)      2015      0.54         0.75 - 2.35       (3.56) - (2.01)
                                2014        --         0.75 - 2.35           2.91 - 4.03

  BHFTII Brighthouse Asset      2017      1.54         0.75 - 2.35         16.40 - 18.27
     Allocation 80 Sub-Account  2016      2.94         0.75 - 2.35           5.63 - 7.33
     (Commenced 4/28/2014)      2015      0.33         0.75 - 2.35       (3.98) - (2.43)
                                2014        --         0.75 - 2.35           3.51 - 4.63

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTII Brighthouse/Artisan      2017     1,397,872    22.49 - 26.25     34,392,233
     Mid Cap Value Sub-Account    2016     1,583,111    20.44 - 23.63     35,205,969
                                  2015     1,752,245    17.04 - 19.51     32,306,647
                                  2014     1,977,751    19.30 - 21.88     41,046,463
                                  2013     2,247,174    19.41 - 21.81     46,665,594

  BHFTII                          2017       180,443    24.94 - 28.48      4,826,011
     Brighthouse/Dimensional      2016       221,680    19.54 - 22.00      4,598,162
     International Small Company  2015       190,177    18.87 - 20.94      3,794,658
     Sub-Account                  2014       177,587    18.24 - 19.95      3,407,349
                                  2013       180,142    19.99 - 21.54      3,758,039

  BHFTII                          2017     8,065,026    21.05 - 75.85    265,876,710
     Brighthouse/Wellington       2016     9,007,829    18.10 - 64.18    254,395,534
     Core Equity Opportunities    2015     8,189,551    17.28 - 58.38    186,920,427
     Sub-Account                  2014     9,536,001    17.28 - 57.51    215,500,540
                                  2013    11,167,683    16.00 - 52.46    231,721,832

  BHFTII Frontier Mid Cap         2017       334,543    22.53 - 25.66      8,126,910
     Growth Sub-Account           2016       404,243    18.44 - 20.80      7,999,144
     (Commenced 4/29/2013)        2015       451,098    17.73 - 20.04      8,635,312
                                  2014       512,550    17.69 - 19.79      9,719,764
                                  2013       595,060    16.33 - 18.08     10,360,655

  BHFTII Jennison Growth          2017     5,851,692    12.22 - 36.04    132,795,952
     Sub-Account                  2016     6,806,523     9.04 - 26.53    114,787,575
                                  2015     7,555,728     9.18 - 26.79    129,659,658
                                  2014     8,732,588     8.41 - 24.45    137,871,330
                                  2013    10,101,961     7.84 - 22.67    148,420,105

  BHFTII Loomis Sayles Small      2017       663,494    20.78 - 25.17     15,636,930
     Cap Growth Sub-Account       2016       766,457    16.71 - 20.02     14,417,183
                                  2015       821,988    16.06 - 19.02     14,739,169
                                  2014       920,263    16.14 - 18.89     16,437,900
                                  2013     1,040,645    16.30 - 18.86     18,599,238

  BHFTII MetLife Aggregate        2017       380,179     1.82 - 19.12      6,496,838
     Bond Index Sub-Account       2016       361,670     1.79 - 18.71      6,013,949
                                  2015       333,816     1.77 - 18.47      5,532,608
                                  2014       288,515     1.79 - 18.62      4,852,862
                                  2013       216,740     1.71 - 17.79      3,330,462

  BHFTII MetLife Mid Cap          2017       235,340    29.57 - 35.53      7,765,776
     Stock Index Sub-Account      2016       206,200    26.18 - 31.14      5,972,449
                                  2015       238,711    22.32 - 26.27      5,875,895
                                  2014       215,497    23.48 - 27.35      5,502,778
                                  2013       181,460    22.01 - 25.37      4,308,813

  BHFTII MetLife MSCI EAFE        2017       196,043    14.29 - 16.98      3,143,926
     Index Sub-Account            2016       190,960    11.73 - 13.82      2,494,019
                                  2015       192,876    11.88 - 13.86      2,544,806
                                  2014       186,586    12.30 - 14.23      2,553,009
                                  2013       133,676    13.53 - 15.39      1,975,130


                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse/Artisan      2017      0.49         1.30 - 2.35          9.93 - 11.09
     Mid Cap Value Sub-Account    2016      0.86         1.30 - 2.35         19.80 - 21.07
                                  2015      0.92         1.30 - 2.35     (11.76) - (10.83)
                                  2014      0.53         1.30 - 2.35         (0.69) - 0.36
                                  2013      0.76         1.30 - 2.35         33.34 - 34.75

  BHFTII                          2017      1.99         0.75 - 2.20         27.62 - 29.47
     Brighthouse/Dimensional      2016      1.86         0.75 - 2.20           3.52 - 5.04
     International Small Company  2015      1.66         0.75 - 2.20           3.45 - 4.96
     Sub-Account                  2014      2.05         0.75 - 2.20       (8.73) - (7.39)
                                  2013      1.43         0.75 - 2.20         24.83 - 26.65

  BHFTII                          2017      1.45         0.75 - 2.35         16.17 - 18.18
     Brighthouse/Wellington       2016      1.67         0.75 - 2.35           0.66 - 6.44
     Core Equity Opportunities    2015      1.64         0.75 - 2.35         (0.11) - 1.50
     Sub-Account                  2014      0.57         0.75 - 2.35           7.88 - 9.62
                                  2013      1.27         0.75 - 2.35         30.43 - 32.53

  BHFTII Frontier Mid Cap         2017        --         1.30 - 2.25         22.16 - 23.33
     Growth Sub-Account           2016        --         1.30 - 2.25           2.82 - 3.80
     (Commenced 4/29/2013)        2015        --         1.30 - 2.35           0.22 - 1.28
                                  2014        --         1.30 - 2.35           8.30 - 9.44
                                  2013        --         1.30 - 2.35         19.21 - 20.07

  BHFTII Jennison Growth          2017      0.10         0.75 - 2.35         33.82 - 35.97
     Sub-Account                  2016      0.04         0.75 - 2.35       (2.45) - (0.88)
                                  2015      0.03         0.75 - 2.35           7.97 - 9.71
                                  2014      0.05         0.75 - 2.35           6.22 - 7.93
                                  2013      0.23         0.75 - 2.35         33.56 - 35.71

  BHFTII Loomis Sayles Small      2017        --         0.75 - 1.90         24.31 - 25.74
     Cap Growth Sub-Account       2016        --         0.75 - 1.90           4.05 - 5.25
                                  2015        --         0.75 - 1.90         (0.48) - 0.67
                                  2014        --         0.75 - 1.90         (0.97) - 0.18
                                  2013        --         0.75 - 1.90         45.59 - 47.27

  BHFTII MetLife Aggregate        2017      2.74         0.75 - 2.20           0.70 - 2.17
     Bond Index Sub-Account       2016      2.61         0.75 - 2.20         (0.13) - 1.32
                                  2015      2.75         0.75 - 2.20       (2.23) - (0.80)
                                  2014      2.64         0.75 - 2.20           3.17 - 4.67
                                  2013      3.04         0.75 - 2.20       (4.69) - (3.74)

  BHFTII MetLife Mid Cap          2017      1.20         1.30 - 2.35         12.93 - 14.11
     Stock Index Sub-Account      2016      0.98         1.30 - 2.35         17.29 - 18.53
                                  2015      0.88         1.30 - 2.35       (4.94) - (3.93)
                                  2014      0.77         1.30 - 2.35           6.68 - 7.80
                                  2013      0.93         1.30 - 2.35         29.67 - 31.04

  BHFTII MetLife MSCI EAFE        2017      2.40         1.30 - 2.20         21.84 - 22.94
     Index Sub-Account            2016      2.59         1.30 - 2.20       (1.23) - (0.34)
                                  2015      3.54         1.30 - 2.20       (3.46) - (2.59)
                                  2014      2.04         1.30 - 2.20       (8.37) - (7.54)
                                  2013      2.44         1.30 - 2.15         18.85 - 19.87


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  -------------
  BHFTII MetLife Russell 2000   2017       201,681    28.94 - 34.38      6,488,648
     Index Sub-Account          2016       184,537    25.88 - 30.47      5,270,961
                                2015       190,582    21.88 - 25.53      4,560,702
                                2014       206,428    23.42 - 27.09      5,229,295
                                2013       205,392    22.86 - 26.21      5,051,812

  BHFTII MetLife Stock Index    2017     2,193,082    19.83 - 26.14     54,193,877
     Sub-Account                2016     2,342,862    16.54 - 21.84     48,567,319
                                2015     2,202,886    15.02 - 19.86     41,518,624
                                2014     2,387,218    15.06 - 19.94     45,315,772
                                2013     2,514,826    13.47 - 17.86     42,940,270

  BHFTII MFS Total Return       2017     1,706,359    19.36 - 87.54     89,218,290
     Sub-Account                2016     1,883,922    17.58 - 78.63     88,274,296
                                2015     2,072,502    16.43 - 72.73     89,837,469
                                2014     2,313,121    16.79 - 73.57    102,015,958
                                2013     2,545,086    15.78 - 68.40    106,290,336

  BHFTII MFS Value              2017     5,592,115    16.28 - 35.02    187,397,059
     Sub-Account                2016     6,204,163    14.16 - 30.00    178,751,424
                                2015     6,742,392    12.69 - 26.49    172,254,488
                                2014     7,443,156    13.03 - 26.79    192,672,878
                                2013     8,446,113    12.05 - 24.41    199,810,139

  BHFTII Neuberger Berman       2017     1,442,099    23.20 - 36.34     43,407,734
     Genesis Sub-Account        2016     1,622,186    20.57 - 31.70     42,776,681
                                2015     1,787,234    17.77 - 26.98     40,330,154
                                2014     2,001,920     1.25 - 27.08     45,538,005
                                2013     2,231,279     1.26 - 27.36     51,389,551

  BHFTII T. Rowe Price Large    2017     2,387,060    12.09 - 39.35     69,682,941
     Cap Growth Sub-Account     2016     2,648,316     9.27 - 29.64     59,328,183
                                2015     2,826,823     9.33 - 29.38     63,119,491
                                2014     3,204,113     8.64 - 26.75     66,005,148
                                2013     3,562,045     8.12 - 24.73     69,174,300

  BHFTII T. Rowe Price Small    2017       381,890    37.48 - 48.83     15,938,394
     Cap Growth Sub-Account     2016       383,309    31.18 - 40.08     13,279,921
                                2015       354,053    28.50 - 36.17     11,167,946
                                2014       375,563    28.35 - 35.52     11,725,054
                                2013       429,823    27.09 - 33.51     12,760,475

  BHFTII VanEck Global          2017       320,499    11.90 - 13.35      4,194,269
     Natural Resources          2016       296,411    12.23 - 13.55      3,944,489
     Sub-Account                2015       369,982      8.56 - 9.50      3,455,455
                                2014       301,045    13.01 - 14.23      4,214,021
                                2013       268,347    16.38 - 17.66      4,673,270

  BHFTII Western Asset          2017     5,536,769    26.57 - 40.67    188,961,655
     Management Strategic Bond  2016     6,144,561    25.20 - 37.86    196,877,487
     Opportunities Sub-Account  2015       242,504    26.20 - 30.62      6,971,544
                                2014       247,927    27.25 - 31.59      7,431,708
                                2013       231,415    26.38 - 30.38      6,673,488



                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII MetLife Russell 2000   2017      1.18         1.30 - 2.20         11.82 - 12.83
     Index Sub-Account          2016      1.08         1.30 - 2.20         18.29 - 19.36
                                2015      0.95         1.30 - 2.20       (6.61) - (5.77)
                                2014      0.95         1.30 - 2.20           2.45 - 3.38
                                2013      1.02         1.30 - 2.20         35.12 - 36.34

  BHFTII MetLife Stock Index    2017      1.58         1.30 - 2.20         18.60 - 19.85
     Sub-Account                2016      1.80         1.30 - 2.20          8.96 - 10.12
                                2015      1.56         1.30 - 2.20       (1.28) - (0.24)
                                2014      1.51         1.30 - 2.20         10.64 - 11.79
                                2013      1.66         1.30 - 2.20         28.83 - 30.18

  BHFTII MFS Total Return       2017      2.32         0.75 - 1.90         10.06 - 11.33
     Sub-Account                2016      2.70         0.75 - 1.90           6.87 - 8.11
                                2015      2.40         0.75 - 1.90       (2.27) - (1.14)
                                2014      2.21         0.75 - 1.90           6.32 - 7.55
                                2013      2.42         0.75 - 1.90         16.47 - 17.81

  BHFTII MFS Value              2017      1.83         0.75 - 2.35         14.86 - 16.71
     Sub-Account                2016      2.02         0.75 - 2.35         11.45 - 13.24
                                2015      2.47         0.75 - 2.35       (2.68) - (1.11)
                                2014      1.55         0.75 - 2.25           8.10 - 9.74
                                2013      0.65         0.75 - 2.25         17.10 - 34.37

  BHFTII Neuberger Berman       2017      0.24         0.75 - 2.35         12.81 - 14.77
     Genesis Sub-Account        2016      0.28         0.75 - 2.35         15.64 - 17.68
                                2015      0.23         0.75 - 2.35       (1.95) - (0.27)
                                2014      0.26         0.75 - 2.35       (2.62) - (0.84)
                                2013      0.03         0.75 - 2.35         24.94 - 37.16

  BHFTII T. Rowe Price Large    2017      0.11         0.85 - 2.35         30.39 - 32.73
     Cap Growth Sub-Account     2016      0.01         0.85 - 2.35         (0.83) - 0.90
                                2015      0.02         0.85 - 2.35           7.95 - 9.84
                                2014      0.01         0.85 - 2.35           6.30 - 8.16
                                2013      0.10         0.85 - 2.35         26.10 - 37.98

  BHFTII T. Rowe Price Small    2017      0.14         0.85 - 1.90         20.24 - 21.85
     Cap Growth Sub-Account     2016      0.12         0.85 - 1.90          9.38 - 10.80
                                2015      0.05         0.85 - 1.90           0.54 - 1.84
                                2014      0.01         0.85 - 1.90           4.64 - 6.00
                                2013      0.22         0.85 - 1.90         41.46 - 43.33

  BHFTII VanEck Global          2017        --         0.75 - 2.00       (2.70) - (1.48)
     Natural Resources          2016      0.58         0.75 - 2.00         40.89 - 42.67
     Sub-Account                2015      0.21         0.75 - 2.20     (34.22) - (33.26)
                                2014      0.26         0.75 - 2.20     (20.59) - (19.43)
                                2013      0.63         0.75 - 2.20           8.34 - 9.93

  BHFTII Western Asset          2017      3.76         0.75 - 2.35           5.43 - 7.42
     Management Strategic Bond  2016      2.23         0.75 - 2.35           3.36 - 7.49
     Opportunities Sub-Account  2015      4.73         1.30 - 1.90       (3.85) - (3.08)
                                2014      5.28         1.30 - 1.90           3.31 - 4.00
                                2013      4.87         1.30 - 1.90       (1.07) - (0.31)



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Western Asset           2017       220,773    14.87 - 18.31       3,716,077
     Management U.S. Government  2016       281,647    14.94 - 18.25       4,704,631
     Sub-Account                 2015       346,447    15.12 - 18.30       5,873,926
                                 2014       363,586    15.41 - 18.48       6,249,863
                                 2013       448,156    15.36 - 18.26       7,630,915

  Deutsche II Government &       2017        17,638    16.67 - 17.83         313,252
     Agency Securities           2016        17,308    16.70 - 17.78         306,704
     Sub-Account                 2015        20,500    16.80 - 17.82         363,287
                                 2014        22,588    17.11 - 18.08         406,056
                                 2013        27,802    16.55 - 17.41         482,012

  Fidelity VIP Equity-Income     2017       214,350   22.66 - 102.29       5,799,280
     Sub-Account                 2016       240,861    20.48 - 91.99       5,954,992
                                 2015       237,912    17.72 - 79.17       5,093,334
                                 2014       281,896    18.84 - 83.76       6,294,477
                                 2013       284,993    17.68 - 78.22       6,033,100

  Fidelity VIP Growth            2017         6,893    22.45 - 22.58         154,749
     Opportunities Sub-Account   2016         7,041    16.93 - 17.02         119,170
                                 2015         7,249    17.11 - 17.20         124,010
                                 2014         8,443    16.43 - 16.52         138,688
                                 2013         8,546    14.85 - 14.93         126,880

  FTVIPT Templeton Foreign       2017     1,141,652    15.72 - 41.12      21,326,773
     VIP Sub-Account             2016     1,247,219    13.71 - 35.70      20,418,848
                                 2015     1,344,591    13.03 - 33.74      20,859,605
                                 2014     1,411,437    14.19 - 36.56      23,774,489
                                 2013     1,554,373    16.25 - 41.67      30,101,114

  Invesco V.I. International     2017       210,700    17.09 - 36.16       5,482,419
     Growth Sub-Account          2016       230,766    14.02 - 29.85       4,956,521
                                 2015       248,546    14.20 - 30.45       5,437,676
                                 2014       263,969    14.66 - 31.68       5,988,396
                                 2013       283,154    14.74 - 32.07       6,558,263

  PIMCO VIT High Yield           2017       218,034    21.35 - 24.03       5,032,186
     Sub-Account                 2016       246,210    20.41 - 22.83       5,415,580
                                 2015       276,491    18.50 - 20.57       5,486,232
                                 2014       311,582    19.17 - 21.19       6,384,603
                                 2013       360,577    18.91 - 20.77       7,251,876

  PIMCO VIT Low Duration         2017       530,918    13.74 - 15.39       7,755,436
     Sub-Account                 2016       566,101    13.82 - 15.39       8,295,577
                                 2015       568,417    13.89 - 15.37       8,388,727
                                 2014       580,004    14.11 - 15.52       8,692,822
                                 2013       616,336    14.26 - 15.59       9,300,726

  Putnam VT Equity Income        2017       586,901    31.17 - 36.91      20,735,893
     Sub-Account                 2016       695,231    26.75 - 31.31      20,896,054
                                 2015       784,971    23.99 - 27.75      20,986,060
                                 2014       910,786    25.22 - 28.84      25,431,923
                                 2013     1,082,521    22.81 - 25.79      27,161,854



                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Western Asset           2017      2.39         1.30 - 2.20         (0.53) - 0.37
     Management U.S. Government  2016      2.41         1.30 - 2.20       (1.18) - (0.28)
     Sub-Account                 2015      2.02         1.30 - 2.20       (1.88) - (0.99)
                                 2014      1.73         1.30 - 2.20           0.32 - 1.23
                                 2013      2.12         1.30 - 2.20       (3.06) - (2.19)

  Deutsche II Government &       2017      2.52         1.40 - 1.80         (0.14) - 0.26
     Agency Securities           2016      3.06         1.40 - 1.80       (0.65) - (0.25)
     Sub-Account                 2015      2.88         1.40 - 1.80       (1.81) - (1.41)
                                 2014      2.34         1.40 - 1.80           3.42 - 3.83
                                 2013      3.03         1.40 - 1.80       (4.77) - (4.39)

  Fidelity VIP Equity-Income     2017      1.45         1.30 - 1.90         10.54 - 11.33
     Sub-Account                 2016      2.25         1.30 - 1.90         15.49 - 16.38
                                 2015      2.77         1.30 - 1.90       (6.04) - (5.30)
                                 2014      2.71         1.30 - 1.90           6.44 - 7.21
                                 2013      2.29         1.30 - 1.90         25.42 - 26.37

  Fidelity VIP Growth            2017      0.31                1.40                 32.65
     Opportunities Sub-Account   2016      0.33                1.40                (1.06)
                                 2015      0.17                1.40                  4.14
                                 2014      0.23                1.40                 10.64
                                 2013      0.29                1.40                 35.98

  FTVIPT Templeton Foreign       2017      2.62         0.85 - 1.90         14.50 - 16.03
     VIP Sub-Account             2016      2.00         0.85 - 1.90           5.16 - 6.58
                                 2015      3.24         0.85 - 1.90       (8.25) - (7.10)
                                 2014      1.91         0.85 - 1.90     (12.81) - (11.64)
                                 2013      2.41         0.85 - 1.90         20.66 - 22.23

  Invesco V.I. International     2017      1.29         0.85 - 1.90         20.42 - 21.96
     Growth Sub-Account          2016      1.24         0.85 - 1.90       (2.57) - (1.29)
                                 2015      1.35         0.85 - 1.90       (4.45) - (3.17)
                                 2014      1.41         0.85 - 1.90       (1.79) - (0.52)
                                 2013      1.09         0.85 - 1.90         16.48 - 18.01

  PIMCO VIT High Yield           2017      4.87         1.30 - 1.90           4.61 - 5.23
     Sub-Account                 2016      5.22         1.30 - 1.90         10.33 - 10.99
                                 2015      5.25         1.30 - 1.90       (3.50) - (2.91)
                                 2014      5.29         1.30 - 1.90           1.39 - 2.01
                                 2013      5.46         1.30 - 1.90           3.74 - 4.37

  PIMCO VIT Low Duration         2017      1.34         1.30 - 1.90         (0.55) - 0.04
     Sub-Account                 2016      1.49         1.30 - 1.90         (0.50) - 0.10
                                 2015      3.42         1.30 - 1.90       (1.57) - (0.98)
                                 2014      1.13         1.30 - 1.90       (1.05) - (0.45)
                                 2013      1.48         1.30 - 1.90       (2.01) - (1.43)

  Putnam VT Equity Income        2017      1.75         0.75 - 1.90         16.54 - 17.89
     Sub-Account                 2016      1.89         0.75 - 1.90         11.51 - 12.79
                                 2015      1.67         0.75 - 1.90       (4.87) - (3.77)
                                 2014      1.79         0.75 - 1.90         10.54 - 11.82
                                 2013      2.00         0.75 - 1.90         29.92 - 31.43



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------  ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO           NET         INCOME          LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                      ------------  ---------------  -------------  -------------  ----------------  ---------------
  Putnam VT Multi-Cap Growth    2017        77,169    26.19 - 34.57      2,244,881      0.81         1.30 - 1.90       26.80 - 27.76
     Sub-Account                2016        84,259    20.64 - 27.10      1,920,534      0.93         1.30 - 1.90         5.76 - 6.56
                                2015        91,294    19.49 - 25.47      1,949,587      0.69         1.30 - 1.90     (2.17) - (1.46)
                                2014        98,391    19.91 - 25.88      2,136,321      0.51         1.30 - 1.90       11.35 - 12.22
                                2013       127,086    17.86 - 23.10      2,459,478      0.72         1.30 - 1.90       33.87 - 34.85

  Russell Global Real Estate    2017        12,217    40.57 - 40.60        495,679      3.44                1.40               10.25
     Securities Sub-Account     2016        14,749    36.79 - 36.83        542,716      3.66                1.40                1.59
                                2015        24,060    36.22 - 36.25        871,485      1.60                1.40              (1.15)
                                2014        27,947    36.64 - 36.67      1,024,007      3.21                1.40               13.15
                                2013        30,369    32.38 - 32.41        983,391      4.06                1.40                2.21

  Russell International         2017       115,748    20.41 - 20.48      2,362,328      2.47                1.40               23.24
     Developed Markets          2016       151,347    16.56 - 16.62      2,506,309      3.22                1.40                0.94
     Sub-Account                2015       162,224    16.40 - 16.47      2,661,460      1.17                1.40              (2.69)
                                2014       183,050    16.86 - 16.92      3,086,079      1.97                1.40              (5.78)
                                2013       196,111    17.89 - 17.96      3,509,294      2.07                1.40               20.22

  Russell Strategic Bond        2017       208,294    20.26 - 20.34      4,220,281      1.34                1.40                2.42
     Sub-Account                2016       268,809    19.78 - 19.86      5,317,684      1.58                1.40                1.67
                                2015       299,764    19.46 - 19.53      5,832,706      2.35                1.40              (1.53)
                                2014       326,880    19.76 - 19.83      6,459,200      1.56                1.40                3.99
                                2013       360,963    19.00 - 19.07      6,859,528      1.41                1.40              (2.82)

  Russell U.S. Small Cap        2017        46,475    25.20 - 25.27      1,171,613      0.18                1.40               13.88
     Equity Sub-Account         2016        59,458    22.13 - 22.19      1,316,184      0.83                1.40               17.01
                                2015        63,858    18.91 - 18.97      1,208,068      0.67                1.40              (8.48)
                                2014        74,169    20.67 - 20.72      1,533,014      0.25                1.40                0.15
                                2013        78,396    20.64 - 20.69      1,617,960      0.42                1.40               38.06

  Russell U.S. Strategic        2017       251,011    25.87 - 25.96      6,494,091      1.04                1.40               19.12
     Equity Sub-Account         2016       325,131    21.72 - 21.79      7,061,253      1.04                1.40                9.10
                                2015       360,251    19.90 - 19.98      7,171,525      0.83                1.40              (0.30)
                                2014       430,624    19.96 - 20.04      8,598,156      1.18                1.40               10.15
                                2013       468,451    18.13 - 18.19      8,492,111      1.24                1.40               31.07

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                     Page
                                                                                                  -------
Report of Independent Registered Public Accounting Firm..........................................      2

Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:

 Consolidated Balance Sheets.....................................................................      3

 Consolidated Statements of Operations...........................................................      4

 Consolidated Statements of Comprehensive Income (Loss)..........................................      5

 Consolidated Statements of Stockholder's Equity.................................................      6

 Consolidated Statements of Cash Flows...........................................................      7

Notes to the Consolidated Financial Statements

 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      9

 Note 2 -- Segment Information...................................................................     21

 Note 3 -- Organizational Changes................................................................     25

 Note 4 -- Insurance.............................................................................     25

 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     30

 Note 6 -- Reinsurance...........................................................................     33

 Note 7 -- Investments...........................................................................     38

 Note 8 -- Derivatives...........................................................................     53

 Note 9 -- Fair Value............................................................................     63

 Note 10 -- Debt.................................................................................     77

 Note 11 -- Equity...............................................................................     78

 Note 12 -- Other Expenses.......................................................................     83

 Note 13 -- Income Tax...........................................................................     83

 Note 14 -- Contingencies, Commitments and Guarantees............................................     87

 Note 15 -- Related Party Transactions...........................................................     89

Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:

 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties..     92

 Schedule II -- Condensed Financial Information (Parent Company Only)............................     93

 Schedule III -- Consolidated Supplementary Insurance Information................................     98

 Schedule IV -- Consolidated Reinsurance.........................................................    100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 21, 2018

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            Brighthouse
                                                                            Accumulated    Life Insurance
                                                Additional    Retained         Other         Company's
                                     Common      Paid-in      Earnings     Comprehensive   Stockholder's  Noncontrolling
                                     Stock       Capital      (Deficit)    Income (Loss)       Equity       Interests
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622      $    19,094    $       --
Capital contributions from
 MetLife, Inc......................                     202          --                              202
Dividends paid to MetLife, Inc.....                      --        (500)                            (500)
Returns of capital.................                     (50)                                         (50)
Net income (loss)..................                                 918              --              918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)          (1,028)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2015.......        75        16,850         117           1,594           18,636            --
Capital contributions from
 MetLife, Inc......................                   1,637                                        1,637
Dividends paid to MetLife, Inc.....                                (261)                            (261)
Returns of capital.................                     (26)                                         (26)
Net income (loss)..................                              (2,775)                          (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)            (346)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248           16,865            --
Sale of operating joint venture
 interest to a former affiliate....                     202                                          202
Returns of capital (Note 3)........                  (2,737)                                      (2,737)
Capital contributions..............                   3,147                                        3,147
Change in equity of noncontrolling
 interests.........................                                                                   --            15
Net income (loss)..................                                (883)                            (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330               --
Other comprehensive income (loss),
 net of income tax.................                                                 259              259
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837      $    16,853    $       15
                                    ========= =============  ==========    =============   ============== ==============



                                      Total
                                      Equity
                                    ---------
Balance at December 31, 2014.......  $ 19,094
Capital contributions from
 MetLife, Inc......................       202
Dividends paid to MetLife, Inc.....      (500)
Returns of capital.................       (50)
Net income (loss)..................       918
Other comprehensive income (loss),
 net of income tax.................    (1,028)
                                    ---------
Balance at December 31, 2015.......    18,636
Capital contributions from
 MetLife, Inc......................     1,637
Dividends paid to MetLife, Inc.....      (261)
Returns of capital.................       (26)
Net income (loss)..................    (2,775)
Other comprehensive income (loss),
 net of income tax.................      (346)
                                    ---------
Balance at December 31, 2016.......    16,865
Sale of operating joint venture
 interest to a former affiliate....       202
Returns of capital (Note 3)........    (2,737)
Capital contributions..............     3,147
Change in equity of noncontrolling
 interests.........................        15
Net income (loss)..................      (883)
Effect of change in accounting
 principle (Note 1)................        --
Other comprehensive income (loss),
 net of income tax.................       259
                                    ---------
Balance at December 31, 2017.......  $ 16,868
                                    =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                                      Amount at
                                                       Cost or       Estimated Fair Which Shown on
                                                  Amortized Cost (1)     Value      Balance Sheet
Types of Investments                              ------------------ -------------- --------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities........        $    14,185        $15,913        $15,913
    State and political subdivision securities...              3,573          4,098          4,098
    Public utilities.............................              2,111          2,408          2,408
    Foreign government securities................              1,111          1,267          1,267
    All other corporate bonds....................             24,755         26,400         26,400
                                                  ------------------ -------------- --------------
     Total bonds.................................             45,735         50,086         50,086
  Mortgage-backed and asset-backed securities....             12,626         12,904         12,904
  Redeemable preferred stock.....................                238            343            343
                                                  ------------------ -------------- --------------
       Total fixed maturity securities...........             58,599         63,333         63,333
                                                  ------------------ -------------- --------------
Equity securities:
  Non-redeemable preferred stock.................                129            138            138
  Common stock:..................................
    Industrial, miscellaneous and all other......                 83             92             92
    Public utilities.............................                 --              2              2
                                                  ------------------ -------------- --------------
     Total equity securities.....................                212            232            232
                                                  ------------------ -------------- --------------
Mortgage loans...................................             10,640                        10,640
Policy loans.....................................              1,106                         1,106
Real estate joint ventures.......................                433                           433
Other limited partnership interests..............              1,667                         1,667
Short-term investments...........................                269                           269
Other invested assets............................              2,448                         2,448
                                                  ------------------                --------------
       Total investments.........................        $    75,374                       $80,128
                                                  ==================                ==============

--------

(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                        2017         2016
                                                                                                    -----------  -----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $50,878 and
 $49,356, respectively)............................................................................ $    55,180  $    51,880
Equity securities available-for-sale, at estimated fair value (cost: $193 and $280, respectively)..         210          300
Mortgage loans (net of valuation allowances of $44 and $38, respectively)..........................      10,127        8,746
Policy loans.......................................................................................       1,106        1,093
Real estate and real estate joint ventures.........................................................         419          200
Other limited partnership interests................................................................       1,662        1,632
Short-term investments, principally at estimated fair value........................................         269          926
Investment in subsidiaries.........................................................................       5,681        7,338
Other invested assets, at estimated fair value.....................................................       2,291        3,712
                                                                                                    -----------  -----------
  Total investments................................................................................      76,945       75,827
Cash and cash equivalents..........................................................................       1,249        1,881
Accrued investment income..........................................................................         511          591
Premium, reinsurance and other receivable..........................................................       9,658       10,397
Receivable from subsidiaries.......................................................................      10,397        9,703
Deferred policy acquisition costs and value of business acquired...................................       5,123        5,274
Current income tax recoverable.....................................................................          39          454
Deferred income tax receivable.....................................................................       1,247        1,016
Other assets, principally at estimated fair value..................................................         536          667
Separate account assets............................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total assets..................................................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    35,003  $    31,684
Policyholder account balances......................................................................      36,034       35,588
Other policy-related balances......................................................................       3,347        3,384
Payables for collateral under securities loaned and other transactions.............................       4,153        7,362
Long-term debt.....................................................................................          --          744
Other liabilities..................................................................................      10,315       10,183
Separate account liabilities.......................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total liabilities................................................................................     193,987      189,533
                                                                                                    -----------  -----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding.......................................................................................          75           75
Additional paid-in capital.........................................................................      19,073       18,461
Retained earnings (deficit)........................................................................      (4,132)      (2,919)
Accumulated other comprehensive income (loss)......................................................       1,837        1,248
                                                                                                    -----------  -----------
  Total stockholder's equity.......................................................................      16,853       16,865
                                                                                                    -----------  -----------
  Total liabilities and stockholder's equity....................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                     2017        2016        2015
                                                                                  ----------  ----------  ----------
Condensed Statements of Operations
Revenues
Premiums......................................................................... $      283  $      921  $    1,433
Universal life and investment-type product policy fees...........................      2,774       2,696       2,940
Equity in earnings of subsidiaries...............................................      1,221         157         144
Net investment income............................................................      2,613       2,680       2,550
Other revenues...................................................................        402         760         504
Net investment gains (losses)....................................................         (7)         (2)         20
Net derivative gains (losses)....................................................     (1,425)     (5,878)       (424)
                                                                                  ----------  ----------  ----------
  Total revenues.................................................................      5,861       1,334       7,167
                                                                                  ==========  ==========  ==========
Expenses
Policyholder benefits and claims.................................................      2,862       2,984       2,696
Interest credited to policyholder account balances...............................        909         957       1,037
Amortization of deferred policy acquisition costs and value of business acquired.        310        (172)        595
Other expenses...................................................................      1,848       2,114       1,710
                                                                                  ----------  ----------  ----------
  Total expenses.................................................................      5,929       5,883       6,038
                                                                                  ----------  ----------  ----------
Income (loss) before provision for income tax....................................        (68)     (4,549)      1,129
Provision for income tax expense (benefit).......................................        815      (1,774)        211
                                                                                  ----------  ----------  ----------
  Net income (loss).............................................................. $     (883) $   (2,775) $      918
                                                                                  ==========  ==========  ==========
Comprehensive income (loss)...................................................... $     (294) $   (3,121) $     (110)
                                                                                  ==========  ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            2017         2016         2015
                                                                                        -----------  -----------  -----------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities                                     $     3,460  $     3,256  $     4,196
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      14,667       39,104       35,728
  Equity securities....................................................................         119          175          308
  Mortgage loans.......................................................................         704        1,484          958
  Real estate and real estate joint ventures...........................................          75          441          368
  Other limited partnership interests..................................................         258          413          422
Purchases of:
  Fixed maturity securities............................................................     (16,287)     (34,906)     (39,298)
  Equity securities....................................................................          (2)         (58)        (273)
  Mortgage loans.......................................................................      (2,017)      (2,803)      (2,515)
  Real estate and real estate joint ventures...........................................        (268)         (75)        (105)
  Other limited partnership interests..................................................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives..............................       1,858          707          223
Cash paid in connection with freestanding derivatives..................................      (3,829)      (2,764)        (868)
Cash received under repurchase agreements..............................................          --           --          199
Cash paid under repurchase agreements..................................................          --           --         (199)
Cash received under reverse repurchase agreements......................................          --           --          199
Cash paid under reverse repurchase agreements..........................................          --           --         (199)
Sale of operating joint venture interest to a former affiliate.........................          67           --           --
Returns of capital from subsidiaries...................................................           7           32          169
Capital contributions to subsidiaries..................................................         (83)          (1)          (2)
Dividends from subsidiaries............................................................         544           --           --
Net change in policy loans.............................................................         (14)         109          (72)
Net change in short-term investments...................................................         711          876         (495)
Net change in other invested assets....................................................         (41)           5          (59)
                                                                                        -----------  -----------  -----------
Net cash provided by (used in) investing activities....................................      (3,794)       2,536       (5,744)
                                                                                        -----------  -----------  -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits.............................................................................       3,845        9,672       19,970
  Withdrawals..........................................................................      (2,360)     (12,001)     (20,797)
Net change in payables for collateral under securities loaned and other transactions...      (3,136)      (3,257)       3,118
Long-term debt issued..................................................................          --           --          175
Long-term debt repaid..................................................................          --           --         (148)
Capital contributions..................................................................       1,300        1,568           11
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate......................................................................         202           --           --
Dividends paid to MetLife, Inc.........................................................          --         (261)        (500)
Financing element on certain derivative instruments and other derivative related
 transactions, net.....................................................................        (149)      (1,011)         (97)
Net cash provided by (used in) financing activities....................................        (298)      (5,290)       1,732
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          --           --           (2)
Change in cash and cash equivalents....................................................        (632)         502          182
Cash and cash equivalents, beginning of year...........................................       1,881        1,379        1,197
                                                                                        -----------  -----------  -----------
Cash and cash equivalents, end of year                                                  $     1,249  $     1,881  $     1,379
                                                                                        ===========  ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                    2017          2016          2015
                                                                                 ----------    ----------    ----------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest...................................................................... $       12    $       64    $       65
                                                                                 ==========    ==========    ==========
  Income tax.................................................................... $     (421)   $      428    $     (267)
                                                                                 ==========    ==========    ==========
Non-cash transactions:
  Capital contributions......................................................... $       --    $       43    $      141
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities from former affiliates.................. $       --    $    3,565    $       --
                                                                                 ==========    ==========    ==========
  Transfer of mortgage loans from former affiliates............................. $       --    $      395    $       --
                                                                                 ==========    ==========    ==========
  Transfer of short-term investments from former affiliates..................... $       --    $       94    $       --
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities to former affiliates.................... $      293    $      346    $       --
                                                                                 ==========    ==========    ==========
  Reduction of other invested assets in connection with affiliated reinsurance
   transactions................................................................. $       --    $      676    $       --
                                                                                 ==========    ==========    ==========
  Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $      293    $       --    $       --
                                                                                 ==========    ==========    ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions of $83 million to subsidiaries, of which $75 million was paid to BHNY.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company received $544 million of cash dividends from subsidiaries, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2017 and 2016

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
Segment               VOBA         Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2017
Annuities......... $    4,819    $     8,200     $    25,943       $    --       $     93
Life..............        671          4,437           2,620            13             28
Run-off...........          5         18,265           8,505            --             95
Corporate & Other.        128          7,533               1             5             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    5,623    $    38,435     $    37,069       $    18       $    216
                   ==========    ===========     ===========       =======       ========
2016
Annuities......... $    4,820    $     7,560     $    25,233       $    --       $     86
Life..............        787          4,094           2,838            13             53
Run-off...........        584         16,381           8,506            --             79
Corporate & Other.        148          7,429               2             6             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    6,339    $    35,464     $    36,579       $    19       $    218
                   ==========    ===========     ===========       =======       ========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.
(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                      Policyholder
                                                  Benefits and Claims
                      Premiums and                        and
                     Universal Life       Net     Interest Credited to
                   and Investment-Type Investment     Policyholder     Amortization of   Other
Segment            Product Policy Fees Income (1)   Account Balances    DAC and VOBA    Expenses
------------------ ------------------- ---------- -------------------- --------------- ----------
2017
Annuities.........    $      2,448     $    1,238      $    2,140        $      141    $    1,035
Life..............             713            285             681               186           237
Run-off...........             715          1,358           1,788               570           278
Corporate & Other.             108             92              61                19           283
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      3,984     $    2,973      $    4,670        $      916    $    1,833
                      ============     ==========      ==========        ==========    ==========
2016
Annuities.........    $      2,714     $    1,324      $    2,340        $     (908)   $      903
Life..............             546            330             541               261           242
Run-off...........             878          1,311           1,901               399           275
Corporate & Other.             139            146              87                23           280
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,277     $    3,111      $    4,869        $     (225)   $    1,700
                      ============     ==========      ==========        ==========    ==========
2015
Annuities.........    $      3,282     $    1,141      $    2,285        $      432    $      938
Life..............             555            295             507               150           259
Run-off...........             793          1,461           1,301                67           285
Corporate & Other.             300            104             218                24           241
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,930     $    3,001      $    4,311        $      673    $    1,723
                      ============     ==========      ==========        ==========    ==========

--------
(1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015
                             (Dollars in millions)

                                                                                  % Amount
                             Gross Amount    Ceded      Assumed    Net Amount  Assumed to Net
                             ------------ ------------ ---------- ------------ --------------
2017
Life insurance in-force..... $    589,488 $    194,032 $    9,006 $    404,462           2.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,500 $        689 $       13 $        824           1.6%
Accident & health insurance.          231          227         --            4            --%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      1,731 $        916 $       13 $        828           1.6%
                             ============ ============ ========== ============
2016
Life insurance in-force..... $    610,206 $    450,000 $    7,006 $    167,212           4.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,850 $        909 $       67 $      1,008           6.6%
Accident & health insurance.          376          218         14          172           8.1%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,226 $      1,127 $       81 $      1,180           6.9%
                             ============ ============ ========== ============
2015
Life insurance in-force..... $    591,105 $    466,406 $   94,863 $    219,562          43.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      2,172 $        824 $       84 $      1,432           5.9%
Accident & health insurance.          232          239        212          205         103.4%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,404 $      1,063 $      296 $      1,637          18.1%
                             ============ ============ ========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included related party transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively.

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:


1. Report of Independent Registered Public Accounting Firm.

2. Statements of Assets and Liabilities as of December 31, 2017.

3. Statements of Operations for the year ended December 31, 2017.

4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.

5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.

2. Consolidated Balance Sheets as of December 31, 2017 and 2016.

3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.

5. Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.

7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.



b. Exhibits


1. (i) Resolutions of the Board of Directors of the COVA Financial Services Life Insurance Company authorizing the establishment of the Variable Account (1)


   (ii) Revised and Restated Resolutions of Board of Directors of MetLife Investors Insurance Company (adopted June 11, 2004) (7)


   (iii) Resolutions of the Board of Directors of MetLife Investors Insurance Company (including Agreement and Plan of Merger attached as Exhibit A to the resolutions) (adopted August 13,
               2014) (32)


   (iv) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (32)


2. Not Applicable.


3. (i) Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company effective November 24, 2009 (22)


   (a) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (32)


   (b) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (34)


   (ii) Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (21)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (35)

   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (36)



4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (2)


   (ii)        Enhanced Dollar Cost Averaging Rider (2)


   (iii)       Three Month Market Entry Rider (2)


   (iv)        Death Benefit Rider - (Principal Protection) (2)


   (v)         Death Benefit Rider - (Compounded - Plus) (2)


   (vi)        Death Benefit Rider - (Annual Step-Up) (2)


   (vii)       Guaranteed Minimum Income Benefit Rider - (Living Benefit) (2)


   (viii)      Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (2)


   (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (2)


   (x)         Terminal Illness Rider (2)


   (xi)        Individual Retirement Annuity Endorsement (2)


   (xii)       Roth Individual Retirement Annuity Endorsement (2)


   (xiii)      401 Plan Endorsement (2)


   (xiv)       Tax Sheltered Annuity Endorsement (2)


   (xv)        Unisex Annuity Rates Rider (2)


   (xvi) Form of Endorsement (Name Change - effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (3)


   (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-I 03/03) (4)


   (xviii) Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04) (GWB I) (6)


   (xix)       Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2
               (7/04) (7)


   (xx)        Individual Retirement Annuity Endorsement 7023.1 (9/02) (7)


   (xxi)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)
               (7)


   (xxii)      401(a)/403(a) Plan Endorsement 7025.1 (9/02) (7)


   (xxiii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02) (7)


   (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02)
               (7)


   (xxv) Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2 (5/05) (8)


   (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (8)


   (xxvii)     Form of Three Month Market Entry Rider 7013-1 (5/05) (8)


   (xxviii)    Form of Contract Schedule 7028-3 (5/05) (8)


   (xxix)      Guaranteed Withdrawal Benefit Rider MLI-690-2 (11/05) (9)


   (xxx) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-4 (11/05) (10)


   (xxxi)      Guaranteed Withdrawal Benefit Endorsement MLI-GWB (11/05)-E
               (10)


   (xxxii)     Guaranteed Minimum Accumulation Benefit Rider MLI-670-1 (11/05)
               (10)


   (xxxiii) Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (11)


   (xxxiv)     Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus)
               (12)


   (xxxv)      Form of Contract Schedule (Enhanced GMIB Plus) (12)


   (xxxvi) Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-3 (6/06) (LWG I) (13)

   (xxxvii) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-5 (6/06) (13)


   (xxxiii) Form of Guaranteed Minimum Death Benefit Rider MLI-640-1 (4/08) (EDB I) (14)


   (xxxix)     Form of Contract Schedule MLI-EDB (4/08) (EDB I) (14)


   (xl) Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08) (GMIB Plus II) (14)


   (xli) Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (LWG II) (14)


   (xlii)      Form of Spousal Continuation Endorsement MLI-GMIB (2-10)-E (17)


   (xliii)     Qualified Distribution Program Endorsement MLI-RMD (7/10)-E
               (18)


   (xliv)      Form of Tax-Sheltered Annuity Endorsement MLI-398-3 (12/08)
               (19)


   (xlv)       401(a)/403(a) Plan Endorsement MLI-401-3 (5/11) (20)


   (xlvi)      Non-Qualified Annuity Endorsement MLI-NQ (11-04)-I (32)


   (xlvii) Merger Endorsement (effective November 14, 2014) (MetLife Investors Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (32)


   (xlviii) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-16 (35)


5. (i)         Form of Variable Annuity Application (2)


   (ii) Form of Variable Annuity Application (Class B) 7029 (11/00) APPVA-504-B (5)


   (iii) Form of Variable Annuity Application (Class AA) 7029 (1/01) APPVA-504AA (5)


   (iv) Forms of Variable Annuity Application: Class VA 7029 (7/04) APPVA-504VA; Class AA 7029 (7/04) APPVA-504AA; and Class B 7029 (7/04) APPVA-504B (6)


   (v)         Form of Variable Annuity Application (Class VA) 7029 (1/05)
               APPVA105VA (8)


   (vi) Form of Variable Annuity Application (Class VA) 7029 (4/05) APPVA1105VA (10)


   (vii) Form of Variable Annuity Application (Class B) 7029 (4/05) APPVA-505B (10)


   (viii) Form of Variable Annuity Application (Class VA) 7029 (1/06) APPVAVA 606 (13)


   (ix) Form of Variable Annuity Application (Class B) 7029 (7/04) APPVABLIS 506 (13)


   (x) Form of Variable Annuity Application (Class AA) 7029 (7/04) APPVAAA 506 (13)


   (xi) Form of Variable Annuity Application (Class XC) 7029 (10/07) APPXC April 2008 (15)


   (xii) Form of Variable Annuity Application (Class AA) 7029 (10/07) APPAA April 2008 (16)


   (xiii) Form of Variable Annuity Application (Class B) 7029 (10/07) APPB April 2008 (16)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (32)


   (ii)        Copy of the Bylaws of the Company (32)


   (iii) Copy of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017) (35)


   (iv)        Copy of Amended and Restated Bylaws of the Country (35)



7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (33)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (37)



8. (i)(a)      Participation Agreement Among AIM Variable Insurance Funds, AIM
               Distributors, Inc., The Travelers Insurance Company, The
               Travelers Life and Annuity Company and Travelers

               Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (22)



     (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and Among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (23)



     (c) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 between AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut. (23)


     (d) Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and AIM Distributors, Inc. (effective November 17, 2014) (32)



     (e) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (38)



   (ii)(a)     Amended and Restated Participation Agreement Among The
               Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (22)


     (b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (26)


     (c) Participation Agreement Addendum effective May 1, 2011 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (27)


     (d) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (28)


     (e) Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (32)


     (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014) (34)



     (g) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017) (38)



   (iii)(a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.) (22)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut.
                (23)


     (c) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004 and
                December 28, 2004.) (22)


     (d) Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut.
                (23)


     (e) Participation Agreement with Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. (effective November 17, 2014) (32)

   (iv)(a) Participation Agreement Among MFS Variable Insurance Trust, MetLife Insurance Company of Connecticut and MFS Fund Distributors, Inc. dated November 10, 2008. (24)



     (b) Participation Agreement with MFS Variable Insurance Trust and MFS Fund Distributors, Inc. (effective November 17, 2014) (32)



   (v)(a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (24)




     (b) Amendment dated April 18, 2011 to the Participation Agreement dated May 1, 2001 Among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (25)



     (c) Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (effective November 17, 2014) (32)



   (vi)(a) Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (24)



     (b) Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. (effective November 17, 2014) (32)



     (c) Amendment to Participation Agreement Among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Brighthouse Life Insurance Company (effective March 6, 2017)
                (39)



   (vii)(a)    Amended and Restated Participation Agreement Among The
               Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004) (22)


     (b) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (26)


     (c) Amendment to the Participation Agreement with Fidelity Variable Insurance Product Funds (effective November 17, 2014) (32)



     (d) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017)
                (38)



   (viii)(a) Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (29)



     (b) First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (27)


     (c) Amendment dated April 30, 2010 to the Participation Agreement dated November 1, 2005 by and Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (27)



     (d)        Amendment to Participation Agreement with Met Investors Series
                Trust (32)


   (ix)(a) Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and
               April 28, 2008.) (22)


     (b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (31)


     (c) Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014) (32)

     (d) Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015 (34)


     (e) Ninth Amendment to the Participation Agreement between MetLife Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014 (34)



     (f) Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017) (38)



   (x)(a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (30)



     (b) Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (27)




   (xi) Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (35)




   (xii) Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (35)



9.             Opinion of Counsel (32)



10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


11.            Not Applicable.



12.            Agreement Governing Contribution (1)



13.            Powers of Attorney for Eric T. Steigerwalt, Myles Lambert, Peter
               M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)

------------
(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 033-39100 and 811-05200) filed electronically on April 29, 1999.

(2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically to November 22, 2000.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 1, 2001.

(4)   incorporated herein by reference to MetLife Investors USA Separate
     Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 27, 2004.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on May 19, 2004.

(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 15, 2004.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 26, 2005.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-54358 and 811-05200) filed electronically on July 13, 2005.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on July 13, 2005.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on September 9, 2005.

(12) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-
      54464 and 811-03365) filed electronically on January 13, 2006.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 21, 2006.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on December 21, 2007.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 22, 2008.


(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 22, 2008.


(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 13, 2010.


(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on June 15, 2010.


(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 12, 2011.


(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 24, 2012.


(21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-51950 and 811-05200) filed electronically on April 23, 2013.


(22) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 7, 2009.


(23) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 5, 2011.


(24) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 9, 2009.


(25) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life Insurance Post-Effective Amendment No. 18 to Form N-6 (File Nos. 333-71349 and 811-09215) electronically filed April 5, 2012.

(26) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 5, 2011.

(27) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) electronically filed April 4, 2012.

(28) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically April 3, 2013.

(29) incorporated herein by reference to MetLife of CT Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) electronically filed April 6, 2006.

(30) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) electronically filed October 31, 2007.

(31) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) electronically filed April 5, 2011.

(32) incorporated herein by reference to Initial Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) electronically filed November 17, 2014.

(33) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200244 and 811-05200) electronically filed April 28, 2015.

(34) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) as electronically filed April 6, 2016.

(35) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed April 12, 2017.


(36) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) as electronically filed December 14, 2017.

(37) incorporated herein by reference to Brighthouse Separate Account A's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.

(38) incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.

(39) incorporated herein by reference to Brighthouse Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 25 to Form N-6 (File
      Nos. 333-71349 and 811-09215) filed electronically on April 25, 2018.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277

Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960




Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277

Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277

Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277

Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                  a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                  b.   Brighthouse Life Insurance Company of NY (NY)
                                                  c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                  d.   Brighthouse Renewables Holdings, LLC (DE)
                                                  e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                  f.   Brighthouse Assignment Company (CT)
                                                  g.   ML 1065 Hotel, LLC (DE)
                                                  h.   TIC European Real Estate LP, LLC (DE)
                                                  i.   Euro TL Investments LLC (DE)
                                                  j.   Greater Sandhill I, LLC (DE)
                                                  k.   1075 Peachtree, LLC (DE)
                                                  l.   TLA Holdings LLC (DE)
                                                  m.   The Prospect Company (DE)
                                                  n.   Euro T1 Investments LLC (DE)
                                                  o.   TLA Holdings II LLC (DE)
     3. Brighthouse Securities, LLC (DE)
     4. Brighthouse Services, LLC (DE)
     5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 42,797 owners of qualified contracts and 34,947 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account C).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------




Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277

Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277







Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:





                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$599,512,866       $0              $0            $0

+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647



(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 25th day of April, 2018.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 25, 2018.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ Peter M. Carlson*              Director and Vice President
-------------------------------
Peter M. Carlson

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Anant Bhalla*                  Director, Vice President and Chief Financial Officer
-------------------------------
Anant Bhalla

/s/ Conor E. Murphy*               Director
-------------------------------
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 25, 2018

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney